UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05159

RS Investment Trust

(Exact name of registrant as specified in charter)

388 Market Street San Francisco, CA	94111
(Address of principal executive offices)	(Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-766-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

09	SEMIANNUAL REPORT

Growth Funds

RS Small Cap Growth Fund

RS Smaller Company Growth Fund

RS Select Growth Fund

RS Mid Cap Growth Fund

RS Growth Fund

RS Technology Fund

RS Small Cap Equity Fund

6/30/09

Class A, B, C, K and Y Shares

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009. The views expressed in the investment team letters are those of the Fund’s portfolio manager(s) and are subject to change without notice. They do not necessarily represent the views of RS Investments. The letters contain some forward-looking statements providing current expectations or forecasts of future events; they do not necessarily relate to historical or current facts. There can be no guarantee that any forward-looking statement will be realized. We undertake no obligation to publicly update forward-looking statements, whether as a result of new information, future events, or otherwise. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

CEO’s Letter

Terry R. Otton

CEO, RS Investments

Dear Fellow Shareholder,

We are of the opinion that we are nearing an end of the recession, though economic data still show mixed results. A powerful stock market rally from recent lows suggests that confidence in a potential recovery has increased and that a return to economic growth, albeit moderate, may be forthcoming.

In our last letter to you, we wrote that “in the midst of each (historical) recession, when the economic mood was at its bleakest, the market recovered in anticipation of improving results.” Much of the first quarter certainly felt like one of the bleakest environments on record. Through March 9, 2009, the S&P 500® Index was down 24.6% before reversing course and posting its biggest short-term rally since 1938, advancing more than 40% in just 67 trading days. Massive, coordinated government stimulus efforts across the globe reduced market fears of another Great Depression and increased liquidity in the credit markets, giving investors hope for a more stabilized market environment in the future.

While we’re encouraged by recent improvements, we’re not ready to sound the “all clear” signal. We remain cautious as our research and analytical efforts opportunistically use the recession to selectively stock the RS portfolios with many fresh names that we believe represent long-term opportunity. In many cases, we have taken advantage of investment opportunities at valuations we haven’t seen in decades.

The Value of Active Management

RS’s past success has been predicated on the consistency of our investment process and a focus on targeted, fundamental research. Our investment teams were certainly encouraged by the generally improved direction of the markets in the second quarter and are even more encouraged by the prospect that individual company fundamentals will matter again as economic conditions stabilize.

As fundamental investors, we believe our research can add significant value in a market where logic prevails over extreme pessimism or optimism over the long term. We believe rigorous fundamental research leads to a better understanding about a company’s prospects for the future. It’s not necessarily that we have more information, but rather, we believe our edge comes from our analysis of each business and our assessment of its unique set of opportunities and risks. Our investment process provides the foundation to make sound judgments about the future and, when our analysis warrants it, to invest with conviction.

Performance

We believe that our portfolios are well positioned to perform across different investment climates. During the most recent six-month period, the majority of our equity portfolios delivered results better than their respective benchmarks.

Additionally, our fixed income funds continued to provide competitive yields without taking undue risks. Over the long term, a prudent approach to bond investing has served shareholders of RS fixed income funds well. In fact, RS Tax-Exempt Fund was recognized by Lipper at the end of March as “the Best General Municipal Debt Fund over Five and Ten Years.” The award was based on the Fund’s risk-adjusted performance for the five- and 10-year periods ended December 31, 2008. We are proud of portfolio manager Alex Grant and the entire RS Fixed Income Team’s notable achievements on behalf of our shareholders.

Please see the Performance Update on page 6.

www.RSinvestments.com	1

CEO’s Letter (continued)

Positioning Portfolios for Potential Recovery

Small and mid cap equities often lead the way coming out of a recession. There’s no way to tell if that will hold true this time, but small and mid cap companies tend to be more sensitive to economic improvements. We believe many of these stocks are the “green shoots” of the next business cycle that the media pundits are constantly seeking.

Regardless of the economic cycle, we are attempting to position your portfolios to take advantage of long-term opportunities. I invite you to read closely the portfolio manager reports in the pages that follow. They reflect our investment teams’ current thinking on the opportunities we’re finding for long-term investments in your funds.

We provide a variety of solutions within the RS Funds lineup to satisfy our clients’ asset allocation and diversification objectives. The RS Funds are managed by distinct teams with significant experience and expertise in Value, Growth, International, and Fixed Income investing. When positioning your portfolio for the long term, we thought it would be helpful to share how some of our clients are using RS Funds to address current challenges and achieve their portfolio objectives:

Portfolio Challenges	Potential Solutions
Seeking a higher yield on cash or shorter-term investments and willing to assume some additional risk	RS Low Duration Bond Fund
Seeking protection against higher taxes through federally tax-exempt income	RS Tax-Exempt Fund
Seeking protection from potential future inflation as a result of massive global economic stimulus	RS Global Natural Resources Fund
Seeking to protect a portfolio against a devaluing U.S. dollar and/or participate in the growth of emerging economies	RS Emerging Markets Fund
Seeking exposure to small and mid cap companies	RS Partners Fund (small cap value) RS Value Fund (mid cap value) RS Small Cap Growth Fund RS Select Growth Fund (small and mid cap growth)
Seeking to invest in large-cap companies	RS Large Cap Alpha Fund RS Growth Fund

Looking Ahead

We suggest that you work with your financial advisor to review your portfolio while assessing some of the portfolio challenges you may be facing. Importantly, the market was unkind to many asset allocation strategies last year and may have pulled some portfolios out of long-term balance. A thorough review is always a good idea.

Today, more than ever, a trusted investment manager is critical. RS Investments is privately owned and financially strong. Our portfolio managers, analysts and business leaders have a significant ownership in our business, aligning our success directly with that of our clients and shareholders. Our partner and majority owner, The Guardian Life Insurance Company of America, is a 149-year-old company with a strong balance sheet and a long-term history of success.

For over 23 years, we have served our clients with confidence, consistency, and a passion for research. Day in, day out, everything we do is focused on our

2	800-766-3863

fiduciary responsibilities to our clients and earning your trust over the long term.

Thank you for your continued support and for the confidence you have placed in us.

Sincerely,

Terry R. Otton

Chief Executive Officer

Performance quoted represents past performance and does not guarantee future results.

NOTE: Lipper rankings as of December 31, 2008 (based on risk-adjusted performance): RS Tax-Exempt Fund earned the #1 ranking out of 142 for the 10-year period: General Municipal Debt classification. This Fund ranked 8 out of 202 and 1 out of 193, for the three- and five-year periods respectively. Since the time of the award the rankings have changed. Current Lipper rankings as of June 30, 2009:

RS Tax-Exempt Fund earned the #3 ranking out of 151 for the ten year period: General Municipal Debt classification. This Fund ranked 20 out of 212 and 10 out of 196, for the three- and five-year periods respectively.

© 2009 REUTERS Lipper rankings are based on risk adjusted return with dividends reinvested and do not take into account or reflect sales charges. Lipper, a wholly owned subsidiary of Reuters, is a leading global provider of mutual fund information and analysis to fund companies, financial intermediaries, and media organizations. Lipper clients manage more than 95% of U.S. fund assets. The firm, founded in 1973 and headquartered in New York, tracks 125,000 funds worldwide through its offices in major financial capitals in North America, Europe, and Asia. Read the following Restrictions: Information on this page has been sourced from Lipper, a Reuters Company (“Lipper Content”). All such information is protected by copyright: © 2009 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper. Lipper and its parent and affiliated companies will not be liable for any errors or delays in the content, or for any actions taken in reliance thereon. LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company. For additional information on the other Lipper Services, please visit the Lipper Web site at www.lipperweb.com.

www.RSinvestments.com	3

Highlights

RS Funds Provide Specialized Expertise Across Investment Disciplines

The RS Investments Difference: > Distinct and specialized investment teams > Highly experienced investment professionals > Aligned with Shareholders

RS Fund Highlights – Long-Term Performance

The following RS Funds (Class A Shares) delivered top rankings in their respective classifications relative to their peers based on total return for the ten-year period, according to Lipper1 Analytical Services as of 6/30/09.

■	RS Tax-Exempt Fund: #2 Ranking	#2 out of 157 for the ten-year period: General Municipal Debt Classification. This Fund ranked 10 out of 238, 21 out of 218, and 5 out of 202, for the one-, three-, and five-year periods respectively.
■	RS Partners Fund: #3 Ranking	#3 out of 242 for the ten-year period: Small-Cap Core Classification. This Fund ranked 401 out of 768, 282 out of 617, and 85 out of 503, for the one-, three-, and five-year periods respectively.
■	RS Value Fund: #4 Ranking	#4 out of 63 for the ten-year period: Mid-Cap Value Classification. This Fund ranked 272 out of 291, 77 out of 235, and 18 out of 179, for one-, three-, and five-year periods respectively.
■	RS Technology Fund: #6 Ranking	#6 out of 21 for the ten-year period: Global Science/Technology Classification. This Fund ranked 27 out of 78, 25 out of 73, and 36 out 67, for the one-, three-, and five-year periods respectively.
■	RS Emerging Markets Fund: #9 Ranking	#9 out of 106 for the ten-year period: Emerging Markets Classification. This Fund ranked 99 out of 324, 43 out of 232, and 14 out of 183, for the one-, three-, and five-year periods respectively.

Performance quoted represents past performance and does not guarantee future results.

The information contained herein was obtained from sources we believe to be reliable and we have attempted to insure accuracy. Investors relying on information contained herein are encouraged to verify this information directly with the rating agency or through independent sources.

1	© 2009 REUTERS. Lipper rankings are based on total return with dividends reinvested and do not take into account or reflect sales charges. Lipper, a wholly-owned subsidiary of Reuters, is a leading global provider of mutual fund information and analysis to fund companies, financial intermediaries, and media organizations. Lipper clients manage more than 95% of U.S. fund assets. The firm, founded in 1973 and headquartered in New York, tracks 125,000 funds worldwide through its offices in major financial capitals in North America, Europe, and Asia. Read the following restrictions: Information on this page has been sourced from Lipper, a Reuters Company (“Lipper Content”). All such information is protected by copyright: © 2009 REUTERS. All rights reserved. Any copying, republication, or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper. Lipper and its parent companies will not be liable for any errors or delays in the content or for any actions taken in reliance thereon. LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company. For additional information on the other Lipper Services, please visit the Lipper Web site at http://www.lipperweb.com. Market volatility can affect short-term performance. Favorable ratings do not necessarily indicate positive returns. Please visit www.RSinvestments.com for more information on the RS Funds.

2	© 2009 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar, (2) may not he copied or distributed, and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of the information. Past performance does not guarantee future results. Please note, some of the Morningstar proprietary calculations, including the Morningstar Rating™, are not customarily calculated based on adjusted historical returns. The evaluation of this investment does not affect the retail mutual fund data published by Morningstar. For each retail mutual fund with at least three-year history, Morningstar calculates a Morningstar Rating™ based on Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morning-star Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. This investment’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

4	800-766-3863

More RS Fund Highlights – Morningstar Ratings2

The following RS Funds (Class A Shares) earned high ratings relative to their Morningstar peers based on risk-adjusted returns as of 6/30/09.

Morningstar Rating™
		Overall	3 Year	5 Year	10 Year
RS Value Funds
RS Partners Fund	Small Blend Category without sales charge	« ««« (out of 570 funds)	« «« (out of 570 funds)	«««« (out of 465 funds)	« «««« (out of 231 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 570 funds)	««« (out of 570 funds)	«««« (out of 465 funds)	««««« (out of 231 funds)
RS Value Fund	Mid-Cap Blend Category without sales charge	« ««« (out of 382 funds)	« «« (out of 382 funds)	« ««« (out of 293 funds)	««««« (out of 144 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 382 funds)	««« (out of 382 funds)	«««« (out of 293 funds)	«««« (out of 144 funds)
RS Large Cap Alpha Fund	Large Blend Category without sales charge	« ««« (out of 1,740 funds)	« «««« (out of 1,740 funds)	« «««« (out of 1,363 funds)	«« (out of 683 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 1,740 funds)	««««« (out of 1,740 funds)	««««« (out of 1,363 funds)	«« (out of 683 funds)
RS Global Natural Resources Fund	Natural Resources Category without sales charge	« ««« (out of 106 funds)	« «« (out of 106 funds)	« ««« (out of 77 funds)	««««« (out of 47 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 106 funds)	«« (out of 106 funds)	««« (out of 77 funds)	«««« (out of 47 funds)
RS Growth Funds
RS Technology Fund	Technology Category without sales charge	« «« (out of 215 funds)	« «« (out of 215 funds)	« « (out of 194 funds)	«««« (out of 75 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 215 funds)	««« (out of 215 funds)	«« (out of 194 funds)	«««« (out of 75 funds)
RS International Funds
RS Emerging Markets Fund	Diversified Emerging Markets Category without sales charge	« ««« (out of 256 funds)	« ««« (out of 256 funds)	« ««« (out of 200 funds)	«««« (out of 120 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 256 funds)	««« (out of 256 funds)	«««« (out of 200 funds)	«««« (out of 120 funds)
RS Fixed Income Funds

RS Low Duration Bond Fund	Short-Term Bond Category without sales charge	« ««« (out of 358 funds)	« ««« (out of 358 funds)	« ««« (out of 301 funds)	N/A
	including the effect of sales charges, loads, and redemption fees	««« (out of 358 funds)	««« (out of 358 funds)	««« (out of 301 funds)	N/A
RS High Yield Bond Fund	High Yield Bond Category without sales charge	« ««« (out of 478 funds)	« ««« (out of 478 funds)	« ««« (out of 404 funds)	««« (out of 252 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 478 funds)	««« (out of 478 funds)	««« (out of 404 funds)	««« (out of 252 funds)
RS Tax-Exempt Fund	Muni National Long Category without sales charge	« ««« (out of 245 funds)	« ««« (out of 245 funds)	« «««« (out of 227 funds)	«««« (out of 199 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 245 funds)	««« (out of 245 funds)	«««« (out of 227 funds)	«««« (out of 199 funds)

Performance quoted represents past performance and does not guarantee future results.

www.RSinvestments.com	5

Performance Update

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds
RS Partners Fund[1] Class A	RSPFX	7/12/95
without sales charge			17.22%	-25.52%	-9.82%	0.89%	10.84%	10.16%
with maximum sales charge			11.64%	-29.05%	-11.27%	-0.09%	10.31%	9.78%
Class K	RSPKX	10/13/06
without sales charge			17.09%	-25.73%	—	—	—	-11.49%
Class Y	RSPYX	5/1/07
without sales charge			17.45%	-25.41%	—	—	—	-18.32%
RS Value Fund Class A	RSVAX	6/30/93
without sales charge			12.14%	-33.02%	-8.83%	1.63%	7.69%	4.88%
with maximum sales charge			6.80%	-36.21%	-10.29%	0.65%	7.17%	4.56%
Class C	RVACX	5/1/07
without sales charge			11.78%	-33.48%	—	—	—	-20.54%
with sales charge			10.78%	-34.13%	—	—	—	-20.54%
Class K	RSVKX	12/4/06
without sales charge			12.04%	-33.22%	—	—	—	-14.34%
Class Y	RSVYX	5/1/07
without sales charge			12.39%	-32.74%	—	—	—	-19.69%

[1]	RS Partners Fund is currently offered (by purchase or exchange) only to investors purchasing shares through certain financial intermediaries.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Partners Fund Class A, K, and Y shares are 1.53%, 1.88%, and 1.32%, respectively; for RS Value Fund Class A, C, K, and Y shares are 1.41%, 2.14%, 1.82%, and 1.05%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

6	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Large Cap Alpha Fund Class A	GPAFX	6/1/72
without sales charge			3.13%	-23.57%	-1.39%	1.29%	-2.44%	11.43%
with maximum sales charge			-1.76%	-27.20%	-2.98%	0.31%	-2.91%	11.28%
Class B	GUPBX	5/1/96
without sales charge			2.59%	-24.12%	-2.26%	0.33%	-3.18%	3.20%
with sales charge			-0.41%	-26.40%	-2.92%	0.13%	-3.18%	3.20%
Class C	RCOCX	8/7/00
without sales charge			2.76%	-24.16%	-2.18%	0.33%	—	-6.11%
with sales charge			1.76%	-24.91%	-2.18%	0.33%	—	-6.11%
Class K	RCEKX	5/15/01
without sales charge			2.92%	-23.84%	-1.77%	0.91%	—	-1.64%
Class Y	RCEYX	5/1/07
without sales charge			3.24%	-23.40%	—	—	—	-11.00%
RS Investors Fund Class A	RSINX	11/15/05
without sales charge			25.90%	-35.41%	-9.98%	—	—	-6.81%
with maximum sales charge			19.86%	-38.47%	-11.43%	—	—	-8.05%
Class C	RIVCX	7/24/07
without sales charge			22.09%	-36.43%	—	—	—	-24.70%
with maximum sales charge			21.09%	-36.97%	—	—	—	-24.70%
Class K	RSIKX	1/3/07
without sales charge			25.12%	-36.69%	—	—	—	-17.71%
Class Y	RSIYX	5/1/07
without sales charge			26.32%	-35.50%	—	—	—	-21.43%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of its predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Large Cap Alpha Fund Class A, B, C, K and Y shares are 0.95%, 1.82%, 1.74%, 1.34%, and 0.71% respectively; for RS Investors Fund Class A, C, K and Y shares are 1.98%, 4.15%, 3.23%, and 1.70%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	7

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Global Natural Resources Fund Class A	RSNRX	11/15/95
without sales charge			17.81%	-45.33%	-6.78%	9.89%	12.65%	9.46%
with maximum sales charge			12.21%	-47.93%	-8.28%	8.83%	12.11%	9.07%
Class C	RGNCX	5/1/07
without sales charge			17.32%	-45.83%	—	—	—	-14.57%
with sales charge			16.32%	-46.37%	—	—	—	-14.57%
Class K	RSNKX	12/4/06
without sales charge			17.49%	-45.66%	—	—	—	-9.26%
Class Y	RSNYX	5/1/07
without sales charge			17.97%	-45.14%	—	—	—	-13.48%
RS Large Cap Value Fund Class A	RLCVX	2/3/03
without sales charge			1.11%	-29.74%	-11.92%	-3.07%	—	2.33%
with maximum sales charge			-3.76%	-33.10%	-13.33%	-4.00%	—	1.55%
Class B	RLVBX	2/3/03
without sales charge			0.79%	-30.30%	-12.59%	-3.78%	—	1.57%
with sales charge			-2.21%	-32.13%	-13.01%	-3.90%	—	1.57%
Class C	RLCCX	2/3/03
without sales charge			0.63%	-30.36%	-12.61%	-3.80%	—	1.56%
with sales charge			-0.37%	-30.96%	-12.61%	-3.80%	—	1.56%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Global Natural Resources Fund Class A, C, K and Y shares are 1.50%, 2.35%, 2.12%, and 1.20% respectively; for RS Large Cap Value Fund Class A, B, C, and K shares are 1.36%, 2.11%, 2.09%, and 1.72%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

8	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Large Cap Value Fund (continued)
Class K	RLCKX	2/3/03
without sales charge			0.79%	-30.11%	-12.23%	-3.38%	—	2.01%
Growth Funds
RS Small Cap Growth Fund Class A	RSEGX	11/30/87
without sales charge			16.83%	-25.14%	-8.38%	-2.52%	-1.84%	11.86%
with maximum sales charge			11.29%	-28.69%	-9.85%	-3.47%	-2.32%	11.60%
Class C	REGWX	9/6/07
without sales charge			16.15%	-26.43%	—	—	—	-22.93%
with sales charge			15.15%	-27.16%	—	—	—	-22.93%
Class K	RSEKX	1/22/07
without sales charge			16.45%	-25.84%	—	—	—	-12.94%
Class Y	RSYEX	5/1/07
without sales charge			17.05%	-24.86%	—	—	—	-15.64%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Large Cap Value Fund Class A, B, C, and K shares are 1.36%, 2.11%, 2.09%, and 1.72%, respectively; for RS Small Cap Growth Fund Class A, C, K, and Y shares are 1.51%, 3.13%, 2.42%, and 1.18%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security. The values of mortgage-backed securities depend on the credit quality and adequacy of the underlying assets or collateral and may be highly volatile.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	9

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Smaller Company Growth Fund Class A	RSSGX	8/15/96
without sales charge			13.35%	-28.16%	-13.91%	-5.35%	1.35%	5.39%
with maximum sales charge			7.99%	-31.59%	-15.29%	-6.27%	0.86%	4.99%
Class C	RSGWX	1/2/08
without sales charge			12.44%	-29.87%	—	—	—	-30.53%
with maximum sales charge			11.44%	-30.56%	—	—	—	-30.53%
Class K	RSSKX	3/2/07
without sales charge			12.86%	-29.01%	—	—	—	-19.13%
Class Y	RSMYX	5/1/07
without sales charge			13.57%	-27.94%	—	—	—	-21.37%
RS Select Growth Fund Class A	RSDGX	8/1/96
without sales charge			17.37%	-28.43%	-7.60%	-4.42%	-0.21%	7.84%
with maximum sales charge			11.81%	-31.82%	-9.09%	-5.35%	-0.70%	7.43%
Class C	RSGFX	11/15/07
without sales charge			15.94%	-29.46%	—	—	—	-25.06%
with sales charge			14.94%	-30.17%	—	—	—	-25.06%
Class K	RSDKX	2/12/07
without sales charge			16.66%	-29.90%	—	—	—	-14.15%
Class Y†	RSSYX	5/1/09
without sales charge			—	—	—	—	—	0.29%

†	RS Select Growth Fund Class Y Shares (Inception date: 5/1/09) “since inception” return is not annualized and represents cumulative total return.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Smaller Company Growth Fund Class A, C, K, and Y shares are 1.57%, 3.86%, 2.73%, and 1.30%, respectively; for RS Select Growth Fund Class A, C, K , and Y shares are 1.72%, 2.38%, 3.72%, and 1.40%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

10	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Mid Cap Growth Fund Class A	RSMOX	7/12/95
without sales charge			9.91%	-38.45%	-13.81%	-4.64%	-0.84%	5.69%
with maximum sales charge			4.72%	-41.38%	-15.20%	-5.57%	-1.32%	5.32%
Class C	RMOCX	5/21/07
without sales charge			9.12%	-39.09%	—	—	—	-26.14%
with sales charge			8.12%	-39.67%	—	—	—	-26.14%
Class K	RSMKX	12/4/06
without sales charge			9.42%	-38.98%	—	—	—	-18.90%
Class Y	RMOYX	5/1/07
without sales charge			10.15%	-38.20%	—	—	—	-23.01%
RS Growth Fund Class A	RSGRX	5/12/92
without sales charge			7.04%	-29.63%	-9.18%	-2.01%	-2.28%	7.54%
with maximum sales charge			1.91%	-32.99%	-10.65%	-2.96%	-2.75%	7.24%
Class C	RGWCX	6/29/07
without sales charge			6.07%	-30.35%	—	—	—	-21.63%
with sales charge			5.07%	-31.03%	—	—	—	-21.63%
Class K	RSGKX	11/27/06
without sales charge			6.64%	-30.16%	—	—	—	-13.88%
Class Y	RGRYX	5/1/07
without sales charge			7.02%	-29.46%	—	—	—	-17.41%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Mid Cap Growth Fund Class A, C, K, and Y shares are 1.36%, 2.35%, 2.16%, and 1.06%, respectively; for RS Growth Fund Class A, C, K, and Y shares are 1.34%, 2.70%, 2.09%, and 1.06%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	11

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Technology Fund Class A	RSIFX	11/15/95
without sales charge			39.41%	-17.82%	-1.78%	-0.93%	-1.04%	6.02%
with maximum sales charge			32.85%	-21.73%	-3.36%	-1.89%	-1.52%	5.64%
Class C	RINCX	5/2/07
without sales charge			38.23%	-18.85%	—	—	—	-11.52%
with sales charge			37.23%	-19.66%	—	—	—	-11.52%
Class K	RIFKX	1/19/07
without sales charge			39.09%	-18.49%	—	—	—	-6.89%
Class Y	RIFYX	5/1/07
without sales charge			39.77%	-17.47%	—	—	—	-9.90%
RS Small Cap Equity Fund Class A	GPSCX	5/1/97
without sales charge			9.78%	-20.22%	-6.64%	-0.93%	4.22%	5.37%
with maximum sales charge			4.61%	-24.01%	-8.14%	-1.88%	3.71%	4.95%
Class B	GUCBX	5/6/97
without sales charge			9.14%	-21.01%	-7.59%	-1.93%	3.43%	4.48%
with sales charge			6.14%	-23.35%	-8.02%	-2.02%	3.43%	4.48%
Class C	RSCCX	8/7/00
without sales charge			9.35%	-20.96%	-7.43%	-1.81%	—	-1.48%
with sales charge			8.35%	-21.74%	-7.43%	-1.81%	—	-1.48%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Technology Fund Class A, C, K, and Y shares are 1.69%, 2.89%, 2.67%, and 1.36%, respectively; for RS Small Cap Equity Fund Class A, B, C, K, and Y shares are 1.30%, 2.31%, 2.08%, 1.70%, and 1.03%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

12	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Small Cap Equity Fund (continued)
Class K	RSCKX	5/15/01
without sales charge			9.67%	-20.53%	-6.98%	-1.26%	—	1.71%
Class Y	RSCYX	5/1/07
without sales charge			9.93%	-20.08%	—	—	—	-16.12%
International Funds
RS International Growth Fund Class A	GUBGX	2/16/93
without sales charge			9.84%	-32.59%	-7.16%	2.82%	-0.49%	4.74%
with maximum sales charge			4.60%	-35.78%	-8.64%	1.83%	-0.97%	4.43%
Class B	GBGBX	5/1/96
without sales charge			9.56%	-33.05%	-7.94%	1.80%	-1.37%	1.72%
with sales charge			6.56%	-35.05%	-8.54%	1.62%	-1.37%	1.72%
Class C	RIGCX	8/7/00
without sales charge			9.41%	-33.16%	-7.88%	1.93%	—	-3.00%
with sales charge			8.41%	-33.83%	-7.88%	1.93%	—	-3.00%
Class K	RIGKX	5/15/01
without sales charge			9.76%	-32.77%	-7.47%	2.53%	—	0.05%
Class Y†	RSIGX	3/10/09
without sales charge			—	—	—	—	—	40.98%
RS Emerging Markets Fund Class A	GBEMX	5/1/97
without sales charge			42.75%	-27.76%	3.75%	16.75%	12.65%	8.46%
with maximum sales charge			35.92%	-31.20%	2.09%	15.61%	12.11%	8.03%
Class B	REMBX	5/6/97
without sales charge			42.22%	-28.36%	2.91%	15.74%	11.52%	7.23%
with sales charge			39.22%	-30.49%	2.41%	15.62%	11.52%	7.23%

†	RS International Growth Fund Class Y Shares (inception date: 3/10/09) “since inception” return is not annualized and represents cumulative total return.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Small Cap Equity Fund Class A, B, C, K, and Y shares are 1.30%, 2.31%, 2.08%, 1.70%, and 1.03%, respectively; for RS International Growth Fund Class A, B, C, K, and Y shares are 1.50%, 2.35%, 2.23%, 1.86%, and 1.21%, respectively; for RS Emerging Markets Fund Class A, B, C, K, and Y shares are 1.58%, 2.31%, 2.31%, 1.94%, and 1.30%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	13

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to- Date	1 Year	3 Years	5 Years	10 Years	Since Inception
International Funds (continued)
RS Emerging Markets Fund (continued)
Class C	REMGX	8/7/00
without sales charge			42.32%	-28.28%	3.00%	15.82%	—	10.12%
with sales charge			41.32%	-28.99%	3.00%	15.82%	—	10.12%
Class K	REMKX	5/15/01
without sales charge			42.53%	-27.93%	3.39%	16.35%	—	14.65%
Class Y†	RSENX	5/1/09
without sales charge			—	—	—	—	—	59.17%
Fixed Income Funds
RS Investment Quality Bond Fund Class A	GUIQX	2/16/93
without sales charge			4.23%	3.38%	4.89%	3.96%	5.20%	5.24%
with maximum sales charge			0.36%	-0.55%	3.55%	3.18%	4.80%	4.99%
Class B	RIQBX	8/7/00
without sales charge			3.84%	2.50%	4.07%	3.17%	—	4.55%
with sales charge			0.84%	-0.46%	3.46%	2.99%	—	4.55%
Class C	RIQCX	8/7/00
without sales charge			3.73%	2.50%	4.07%	3.16%	—	4.46%
with sales charge			2.73%	1.52%	4.07%	3.16%	—	4.46%
Class K	RIQKX	5/15/01
without sales charge			4.02%	2.97%	4.47%	3.55%	—	4.37%
Class Y†	RSQYX	5/12/09
without sales charge			—	—	—	—	—	1.13%

†

RS Emerging Markets Fund Class Y Shares (Inception date: 5/12/09) and RS Investment Quality Bond Fund Class Y Shares (Inception date: 5/12/09) “since inception” returns are not annualized and represent cumulative total returns.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Emerging Markets Fund Class A, B, C, K, and Y shares are 1.58%, 2.31%, 2.31%, 1.94%, and 1.30%, respectively; for RS Investment Quality Bond Fund Class A, B, C, K, and Y shares are 1.01%, 1.82%, 1.80%, 1.39%, and 0.85%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75% for RS Emerging Markets Fund and 3.75% for RS Investment Quality Bond Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in high-technology and Internet-related sectors may be highly volatile. Companies in these sectors operate in markets that are characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, enhancements and changing customer demands.

International investing involves special risks, which include changes in currency rates, foreign taxation and differences in auditing standards and securities regulations, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

14	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Fixed Income Funds (continued)
RS Low Duration Bond Fund Class A	RLDAX	7/30/03
without sales charge			2.74%	4.37%	4.86%	3.60%	—	3.24%
with maximum sales charge			0.40%	1.99%	4.08%	3.13%	—	2.85%
Class B	RLDBX	7/30/03
without sales charge			2.36%	3.59%	4.08%	2.83%	—	2.47%
with sales charge			-0.64%	0.59%	3.46%	2.65%	—	2.32%
Class C	RLDCX	7/30/03
without sales charge			2.36%	3.59%	4.08%	2.83%	—	2.47%
with sales charge			1.36%	2.59%	4.08%	2.83%	—	2.47%
Class K	RLDKX	7/30/03
without sales charge			2.53%	3.95%	4.44%	3.19%	—	2.83%
Class Y†	RSDYX	5/12/09
without sales charge			—	—	—	—	—	0.73%
RS High Yield Bond Fund Class A	GUHYX	9/1/98
without sales charge			18.96%	-2.78%	1.19%	3.15%	3.24%	3.85%
with maximum sales charge			14.52%	-6.46%	-0.09%	2.38%	2.84%	3.48%
Class B	RHYBX	9/1/98
without sales charge			18.53%	-3.37%	0.43%	2.38%	2.58%	3.18%
with sales charge			15.53%	-6.04%	-0.11%	2.24%	2.58%	3.18%
Class C	RHYCX	8/7/00
without sales charge			18.53%	-3.36%	0.43%	2.39%	—	2.97%
with sales charge			17.53%	-4.25%	0.43%	2.39%	—	2.97%
Class K	RHYKX	5/15/01
without sales charge			18.73%	-3.17%	0.78%	2.72%	—	4.07%
Class Y†	RSYYX	5/12/09
without sales charge			—	—	—	—	—	3.44%
RS Tax-Exempt Fund Class A	GUTEX	2/16/93
without sales charge			5.09%	4.99%	3.77%	4.23%	5.01%	4.78%
with maximum sales charge			1.14%	1.01%	2.47%	3.44%	4.61%	4.54%
Class C	RETCX	8/7/00
without sales charge			4.81%	4.21%	3.00%	3.45%	—	4.28%
with sales charge			3.81%	3.21%	3.00%	3.45%	—	4.28%
Class Y†	RSTYX	5/12/09
without sales charge			—	—	—	—	—	-1.09%

†

RS Low Duration Fund Class Y Shares (Inception date: 5/12/09), RS High Yield Bond Fund Class Y Shares (Inception date: 5/12/09), and RS Tax-Exempt Fund Class Y Shares (Inception date: 5/12/09) “since inception” returns are not annualized and represent cumulative total returns.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The total gross annual operating expense ratio as of the most current prospectus for RS Low Duration Bond Fund Class A, B, C, K, and Y shares are 1.23%, 1.94%, 1.93%, 1.56%, and 0.81%, respectively; for RS High Yield Bond Fund Class A, B, C, K, and Y shares are 1.18%, 1.97%, 1.93%, 1.57%, and 1.01%, respectively; for RS Tax-Exempt Fund Class A, C, and Y shares are 0.96%, 1.73%, and 0.81%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 2.25% for RS Low Duration Bond Fund and 3.75% for RS High Yield Bond Fund and RS Tax-Exempt Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

An investment in a bond fund exposes you to the general risk of investing in debt markets. These risks include interest rate risk, credit risk and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. High yield bond investing includes special risks. Investments in lower rated and unrated debt securities are subject to a greater loss of principal and interest than investments in higher rated securities.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	15

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

		Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Fixed Income Funds (continued)
RS Money Market Fund Class A		GCMXX	9/13/82
without sales charge				0.03%	0.69%	2.84%	2.67%	2.60%	4.67%
Class B		RMBXX	5/1/96
without sales charge	7-Day Yield (Class A shares)†			0.02%	0.34%	2.21%	2.08%	2.22%	2.92%
with sales charge	as of 6/30/09			-2.98%	-2.66%	1.57%	1.90%	2.22%	2.92%
Class C	with subsidy 0.05%	RMCXX	8/7/00
without sales charge	without subsidy -0.18%			0.02%	0.34%	2.22%	2.08%	—	1.74%
with sales charge				-0.98%	-0.66%	2.22%	2.08%	—	1.74%
Class K		RMKXX	5/15/01
without sales charge				0.02%	0.50%	2.51%	2.33%	—	1.69%
Other
RS S&P 500 Index Fund Class A		GUSPX	8/7/00
without sales charge				3.29%	-26.21%	-8.59%	-2.63%	—	-3.84%
with maximum sales charge				0.16%	-28.40%	-9.51%	-3.22%	—	-4.17%
Class B		RSPBX	8/7/00
without sales charge				2.56%	-26.98%	-9.33%	-3.43%	—	-4.51%
with sales charge				-0.44%	-29.17%	-9.93%	-3.61%	—	-4.51%
Class C		RSAPX	8/7/00
without sales charge				2.81%	-26.80%	-9.29%	-3.38%	—	-4.62%
with sales charge				1.81%	-27.51%	-9.29%	-3.38%	—	-4.62%
Class K		RSPIX	5/15/01
without sales charge				2.97%	-26.61%	-8.97%	-3.07%	—	-3.09%

†	The “7-Day Yield” quotations more closely reflects the current earnings of the RS Money Market Fund than the “Average Annual Total Returns” quotations.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The total gross annual operating expense ratio as of the most current prospectus for RS Money Market Fund Class A, B, C, and K shares are 0.85%, 1.84%, 1.68%, and 1.25%, respectively; for RS S&P 500 Index Fund Class A, B, C, and K shares are 0.74%, 1.61%, 1.56%, and 1.14%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 3.00% for RS S&P 500 Index Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class A shares of RS Money Market Fund and Class K shares of any Fund. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

An investment in a bond fund exposes you to the general risk of investing in debt markets. These risks include interest rate risk, credit risk and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. High yield bond investing includes special risks. Investments in lower rated and unrated debt securities are subject to a greater loss of principal and interest than investments in higher rated securities.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

16	800-766-3863

This Page Intentionally Left Blank

www.RSinvestments.com	17

Investment Team Biographies

Our People – A Commitment to Quality

At RS Investments (RS), we believe our people and their processes are what set us apart and differentiate our family of funds. By building on a foundation of quality individuals, with exceptional educational backgrounds, extensive investment experience, and a wide variety of professional experience and knowledge, we have established a most remarkable organization.

Stephen J. Bishop

Stephen J. Bishop is a co-portfolio manager and analyst in the RS Growth Team. Steve has been a co-portfolio manager of RS Technology Fund since 2001, of RS Small Cap Growth Fund and RS Select Growth Fund since 2007, of RS Mid Cap Growth Fund since July 2008, of RS Small Cap Equity Fund since April 2009, and of RS Growth Fund since May 2009. He also co-manages separate accounts. Steve joined RS Investments in 1996 as a research analyst primarily covering the technology sector. Prior to joining the firm, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years. He has more than 13 years of investment experience. Steve holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

Melissa Chadwick-Dunn

Melissa Chadwick-Dunn is a co-portfolio manager and analyst in the RS Growth Team. Melissa has been a co-portfolio manager of RS Small Cap Growth Fund and RS Select Growth Fund since 2007, of RS Mid Cap Growth Fund since July 2008, of RS Small Cap Equity Fund since April 2009, and of RS Growth Fund since May 2009. Before joining the firm in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Melissa holds a B.A. in economics and an M.A. in international relations from the University of Chicago and an M.B.A. from the Wharton School of Business.

18	800-766-3863

Allison K. Thacker

Allison K. Thacker is Managing Director, co-portfolio manager and analyst in the RS Growth Team. She has been a co-portfolio manager of RS Technology Fund since April 2003, RS Small Cap Growth Fund and RS Select Growth Fund since 2007, RS Mid Cap Growth Fund since July 2008, RS Small Cap Equity Fund since April 2009, and RS Growth Fund since May 2009. She also co-manages separate accounts. Prior to joining the firm in 2000 as an analyst covering Internet and consumer discretionary stocks, she worked as an analyst for the energy investment banking group at Merrill Lynch for two years. Allison holds a B.A. in economics from Rice University and an M.B.A. from Harvard Business School.

D. Scott Tracy, CFA

D. Scott Tracy is a co-portfolio manager and analyst in the RS Growth Team. Scott has been a co-portfolio manager of RS Small Cap Growth Fund since 2007, RS Smaller Company Growth Fund since 2007, RS Select Growth Fund since 2007, RS Mid Cap Growth Fund since July 2008, RS Small Cap Equity Fund since April 2009, and RS Growth Fund since May 2009. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Scott holds a B.A. in history from Trinity College and an M.B.A. from the University of California at Berkeley. Scott is a CFA Charterholder.

www.RSinvestments.com	19

Investment Team Biographies (continued)

William J. Wolfenden III

William J. Wolfenden III has managed RS Smaller Company Growth Fund since joining RS Investments in 2001. Prior to that time, he had been at Dresdner RCM Global Investors since 1994, where he served on the micro-cap and small-cap growth investment management teams. Previously, he spent four years in commercial banking at Westamerica Bank and the Bank of California. William holds a B.A. in economics from Southern Methodist University and an M.B.A. with a dual concentration in finance and accounting from Vanderbilt University.

The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Funds. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the Prospectus or visit our Web site at www.RSinvestments.com.

20	800-766-3863

RS Small Cap Growth Fund (formerly RS Emerging Growth Fund)

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Large-Cap	Mid-Cap	Small-Cap
Value	Blend	Growth

Highlights

•	Equity markets appeared to bottom out in March before regaining some lost ground later in the performance period as investors sought to position themselves for potential improvement in the economy.

•	RS Small Cap Growth Fund outperformed its benchmark during the six-month period, as many of our smaller cap, secular growth stories were rewarded by investors.

•

Stock selection was favorable across most sectors, but particularly in the technology, telecommunications utilities, and consumer discretionary areas. Stock selection in the consumer staples sector and a small cash position hindered returns over the period.

Market Overview

Equity markets continued to sell off in early 2009 as economic fears and dismal corporate earnings news weighed on investor confidence. The market appeared to find some footing in late March, however, as investors began to hope that coordinated government actions might succeed in stabilizing the U.S. economy and banking system. As bargain hunters returned to the market, stocks rallied through much of the second quarter, led by smaller-capitalization shares. Despite the recent market resurgence, underlying economic news remained mixed. The unemployment rate continued to rise, reaching 9.5% in June, while industrial production continued to decline.

Fund Performance Overview

RS Small Cap Growth Fund (Class A Shares) returned 16.83% for the six-month period ended June 30, 2009, while the benchmark Russell 2000® Growth Index3 returned 11.36%.

Fund performance through the six-month period benefited from strong advances by a number of our smaller-

capitalization technology holdings. Following a challenging year for smaller-cap technology shares, many of these companies enjoyed renewed attention in 2009 as we believe investors came to recognize their solid financing, proprietary technologies, and strong long-term market opportunities. The Fund’s strongest contributors in the technology sector included memory device manufacturer STEC and utility storage solutions provider 3Par, companies that we believe are both capitalizing on growing demand for data storage capacity.

A number of the Fund’s holdings have also benefited from the expanding volume of Internet data traffic. One of the strongest contributors for the period was Neutral Tandem, a provider of tandem interconnection services used to transfer data and voice traffic from one telecommunications network to another. By providing neutrality and better customer service, the company is able to collect tolls that undercut the rates charged by incumbent carriers, which has enabled it to capture market share while maintaining double-digit top-line revenue growth.

In the consumer discretionary sector, we benefited from our investment in low-cost, online printing company VistaPrint, which continues to take market share away from traditional brick-and-mortar printers by offering economical resume and business card printing services to frugal job seekers. Meanwhile, we have sought to position ourselves for potential improvements in consumer spending by shifting away from more defensive holdings, such as educational service providers. At the same time, we have emphasized select retailers, as well as companies, such as restaurant chain PF Chang’s China Bistro, which have been able to streamline their cost structures and deliver solid earnings growth despite a more challenging environment.

Not all of the Fund’s holdings performed well during the period. Shares of health care services company Psychiatric Solutions declined earlier in the year after the company reported that the weak economy was dampening patient volumes at its psychiatric facilities.

www.RSinvestments.com	21

RS Small Cap Growth Fund (continued)

Another major detractor was Team Inc., a provider of specialty maintenance and construction services used to monitor pressure and temperature in industrial pipe systems. We sold the stock in the first quarter after we became concerned to see its revenue and profit margins erode along with a slowdown in refining and petrochemical activity. We also liquidated our investment in data storage services company Data Domain on concerns over its reduced earnings guidance and competitive positioning. Unfortunately, this meant we did not participate when the stock rebounded late in the second quarter after Data Domain received competing takeover bids from NetApp and EMC.

Outlook

While we welcome signs that economic activity may be starting to improve in some sectors, we caution that it is still too early to assess the timing or strength of a potential recovery. Moreover, credit availability could remain tight in the short-term, while the cost of capital will likely rise. For these reasons, we continue to focus on growth companies that we believe have solid balance sheets, proven management teams, and strong cash flows that may limit the need for external financing. We believe that our bottom-up approach to growth investing will serve us well regardless of the underlying environment, and we continue to rely on the broad expertise of our investment team members to monitor company performance while we seek out new investments.

Sincerely,

Steve Bishop Co-Portfolio Manager	Melissa Chadwick-Dunn Co-Portfolio Manager

Allison Thacker Co-Portfolio Manager	Scott Tracy Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Investing in smaller companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in technology companies may be highly volatile.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

22	800-766-3863

Total Net Assets: $297,775,612	Data as of June 30, 2009

Sector Allocation[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
Digital River, Inc.	1.95%
MedAssets, Inc.	1.86%
Ctrip.com International Ltd.	1.83%
P.F. Chang’s China Bistro, Inc.	1.82%
VistaPrint Ltd.	1.79%
Urban Outfitters, Inc.	1.67%
3PAR, Inc.	1.62%
j2 Global Communications, Inc.	1.57%
United Therapeutics Corp.	1.54%
Guess?, Inc.	1.51%
17.16%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The Russell 2000® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

www.RSinvestments.com	23

RS Small Cap Growth Fund (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	11/30/87
without sales charge		16.83%	-25.14%	-8.38%	-2.52%	-1.84%	11.86%
with maximum sales charge		11.29%	-28.69%	-9.85%	-3.47%	-2.32%	11.60%
Class C Shares	9/6/07
without sales charge		16.15%	-26.43%	—	—	—	-22.93%
with sales charge		15.15%	-27.16%	—	—	—	-22.93%
Class K Shares	1/22/07
without sales charge		16.45%	-25.84%	—	—	—	-12.94%
Class Y Shares	5/1/07
without sales charge		17.05%	-24.86%	—	—	—	-15.64%
Russell 2000® Growth Index[3]		11.36%	-24.85%	-7.83%	-1.32%	-0.89%	6.74%	*

*Since	Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Small Cap Growth Fund and in the Russell 2000® Growth Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the commencement of offering Class C shares (9/6/07), and Class K shares (1/22/07) would have the following values as of June 30, 2009: $6,233 (Class C), and $7,134 (Class K). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/1/07) would have the following value as of June 30, 2009: $691,837.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.51%, Class C 3.13%, Class K 2.42% and Class Y 1.18%. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

24	800-766-3863

RS Smaller Company Growth Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Large-Cap	Mid-Cap	Small-Cap
Value	Blend	Growth

Highlights

•

The Board of Trustees of RS Investment Trust has approved the reorganization of RS Smaller Company Growth Fund into RS Small Cap Growth Fund. The reorganization is subject to the approval of the shareholders of RS Smaller Company Growth Fund.

•	After starting out the year on a weak note, equity markets rallied in the second quarter of 2009 as investors began to hope for improved economic conditions later in the year.

•

RS Smaller Company Growth Fund outperformed the Russell 2000® Growth Index[3] for the six-month performance period, supported by overall stock selection, especially in the telecommunications, energy, technology, and health care sectors.

•	The Fund’s underweighting in the strong consumer discretionary sector dampened relative returns.

Market Overview

Equity markets continued to sell off early in 2009 as economic fears and dismal corporate earnings news weighed on investor confidence. Nonetheless, equity prices started to climb higher in late March, as investors began to hope that coordinated government actions might succeed in stabilizing the U.S. economy and banking system. As bargain hunters returned to the market, stocks rallied through much of the second quarter, led by smaller-capitalization shares. Despite investors’ newfound optimism, actual economic news remained uneven. While the drawdown in industrial inventories set the stage for improved factory orders in April, industrial production continued to decline and the unemployment rate continued to climb, tempering any improvement in consumer confidence.

Fund Performance Overview

RS Smaller Company Growth Fund (Class A Shares) returned 13.35% in the six-month period ending

June 30, 2009, outperforming its benchmark, the Russell 2000® Growth Index, which returned 11.36%.

Positive contributors to relative performance included a number of the Fund’s telecommunications services holdings, notably Neutral Tandem, a provider of interconnection services used to transfer data and voice traffic from one telecommunications carrier exchange to another. The company is able to collect tolls that undercut the rates charged by incumbent carriers, which has enabled it to capture market share while maintaining double-digit top-line revenue growth. The Fund remains overweighted in the telecommunications utilities industry as we continue to focus on investments that we expect to benefit from increased data traffic and the ongoing convergence of wireless and Internet-based technologies.

In the energy sector, we capitalized on our exposure to oil equipment and services companies that are using technology to improve resource returns. These included offshore drilling and production equipment maker Dril-Quip, another strong positive contributor over the period.

In the health care sector, we benefited from our investment in VNUS Medical Technologies, which makes medical devices used to treat vascular problems in the legs. The stock advanced on news of the company’s acquisition by medical device and supplies manufacturer Covidien.

Relative performance was also aided by strong gains in a number of the Fund’s smaller-capitalization technology holdings, including flash card and memory drive developer STEC and price-optimization software company Pros Holdings. Investors have begun to pay renewed attention to smaller-cap technology companies, which we believe offer long-term secular growth potential as well as conservative balance sheets and reduced debt levels.

Not all of the Fund’s technology investments worked in our favor. In the first quarter, we liquidated our investment in data storage systems supplier Data Domain on concerns over its disappointing earnings performance and challenging competitive environment. We also sold our investment in Team Inc., a manufacturer of specialty

www.RSinvestments.com	25

RS Smaller Company Growth Fund (continued)

maintenance and construction services, because of its deteriorating orders volume and profit margins.

Another detractor was FGX International Holdings Limited, which designs and markets fashion sunglasses under a portfolio of brand names that include FosterGrant and Magnivision. The company continued to reduce its earnings guidance in the first half of 2009 to reflect the slowdown in consumer spending.

Outlook

While we have been encouraged by some signs of economic stabilization, we caution that it is not clear how much improvement we can reasonably expect in the near-term. Nonetheless, we see causes for optimism when we look to individual companies. After several years of softer economic conditions, many companies have already learned how to manage to a weaker environment through cost cutting, debt reduction, and innovative business models. Given both the uncertain economic outlook and the potential rise in capital costs, we have redoubled our emphasis on companies that we believe will be able to fund their growth internally, through strong cash flow generation. We believe that these kinds of companies will ultimately be rewarded by investors.

Sincerely, Scott Tracy Co-Portfolio Manager	Bill Wolfenden Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Investing in smaller companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in technology companies may be highly volatile.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

26	800-766-3863

Total Net Assets: $87,447,992	Data as of June 30, 2009

Sector Allocation[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
Internet Brands, Inc.	2.97%
MedAssets, Inc.	2.68%
FGX International Holdings Ltd.	2.29%
Ctrip.com International Ltd.	2.00%
j2 Global Communications, Inc.	1.93%
Dril-Quip, Inc.	1.79%
PROS Holdings, Inc.	1.75%
Core Laboratories N.V.	1.70%
United Therapeutics Corp.	1.68%
Guess?, Inc.	1.67%
20.46%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The Russell 2000® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

www.RSinvestments.com	27

RS Smaller Company Growth Fund (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	8/15/96
without sales charge		13.35%	-28.16%	-13.91%	-5.35%	1.35%	5.39%
with maximum sales charge		7.99%	-31.59%	-15.29%	-6.27%	0.86%	4.99%
Class C Shares	1/2/08
without sales charge		12.44%	-29.87%	—	—	—	-30.53%
with sales charge		11.44%	-30.56%	—	—	—	-30.53%
Class K Shares	3/2/07
without sales charge		12.86%	-29.01%	—	—	—	-19.13%
Class Y Shares	5/1/07
without sales charge		13.57%	-27.94%	—	—	—	-21.37%
Russell 2000® Growth Index[3]		11.36%	-24.85%	-7.83%	-1.32%	-0.89%	1.92%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Smaller Company Growth Fund and in the Russell 2000® Growth Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the commencement of offering Class C shares (1/2/08), and Class K shares (3/2/07) would have the following values as of June 30, 2009: $5,807 (Class C), and $6,098 (Class K). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/1/07) would have the following value as of June 30, 2009: $594,177.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most cur-rent prospectus is as follows: Class A 1.57%, Class C 3.86%, Class K 2.73% and Class Y 1.30%. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

28	800-766-3863

RS Select Growth Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Large-Cap	Mid-Cap	Small-Cap
Value	Blend	Growth

Highlights

•

Equity markets showed renewed strength in the second quarter as investors began to hope that government stimulus and financial stabilization efforts might support a resurgence in economic activity later this year.

•

RS Select Growth Fund delivered positive absolute performance for the period, while also outpacing its benchmark indexes. Relative performance reflected positive overall stock selection (Note: relative performance comments are based on attribution versus the Russell 2500® Growth Index3), especially in the financial services, energy, consumer discretionary, and utilities sectors. An underweighting in the producer durables sector was also favorable.

•	On a negative note, stock selection in the health care sector hindered the Fund’s relative performance. Our cash position also dampened returns as the market rallied.

Market Overview

Equity markets continued to sell off early in 2009 as global economic weakness, disappointing corporate earnings, and ongoing credit constraints weighed on investor confidence. Investor sentiment shifted somewhat in late March, however, on hopes that economic deterioration might be slowing and that actions by the Federal Reserve and the Obama administration might succeed in stabilizing the banking industry. Equities staged a rally through much of the second quarter, led by smaller capitalization stocks. Despite the recent market resurgence, underlying economic news remained mixed. The unemployment rate continued to rise, reaching 9.5% in June, while industrial production continued to decline.

Fund Performance Overview

RS Select Growth Fund (Class A Shares) returned 17.37% for the six-month period ended June 30, 2009, outperforming its benchmarks, the Russell 2500® Growth Index, which returned 14.52% and the Russell 2000® Growth Index4, which returned 11.36%.

Some of the Fund’s strongest performing stocks for the six-month period were in the energy sector, where we continued to focus on equipment and services companies that are using technology and engineering expertise to improve yields and reduce costs in oil and gas field production. We believe that, in most cases, these companies offer long-term secular growth potential that is less dependent on rising commodities prices. The Fund’s strongest positive contributors in the energy sector included offshore drilling and production equipment maker Dril-Quip, as well as Core Laboratories, a provider of advanced geology and technical services used to improve reservoir management and returns.

In the health care sector, our performance was assisted by our investment in Illumina, which provides technology integral to next-generation genetic sequencing. We believe the company is likely to benefit from increased government funding for genetic research under the federal stimulus package.

We also benefited from a number of our consumer discretionary investments, notably online printing company VistaPrint, a low-cost provider of business cards and other collateral. By appealing to cost-conscious consumers seeking to market themselves or their businesses in a difficult economy, VistaPrint has taken market share away from more traditional brick-and-mortar printers.

Top-performing holdings in the technology sector included a number of companies that are capitalizing on the growth in Internet traffic and e-commerce activity. These included Digital River, a provider of e-commerce site design, hosting and management services.

www.RSinvestments.com	29

RS Select Growth Fund (continued)

On a negative note, not all of the Fund’s technology holdings kept pace with the market. One detractor was Internet infrastructure firm Verisign, which declined despite reporting strong first quarter revenue growth. The company has faced uncertainty over the outcome of an antirust lawsuit which might call into question its ability to raises prices on its registry of “.com” domain names.

A number of the Fund’s health care holdings were pressured by uncertainty over health care reform, as well as by some evidence that the weak economy has dampened consumer demand for some treatments and services. Shares of Psychiatric Solutions declined early in the period after the company reported lower patient volumes in its psychiatric care facilities.

Despite pressure on the stock early in the period, we held onto our position in Scientific Games, a supplier of electronic lottery and gaming technology. The stock traded lower in January after the company’s new CEO reduced earnings guidance to effectively lower performance targets while he worked to reduce expenses and simplify the business model. The stock subsequently rebounded somewhat later in the period after Scientific Games reported better-than-expected first quarter profits that reflected the company’s recent cost-cutting efforts.

Outlook

While we welcome signs that economic activity may be starting to bottom out in some sectors, we caution that it is still too early to assess the timing or strength of a potential recovery. It will take time for the economic stimulus funds to filter through the economy, and risks in the near-term environment remain significant. Nonetheless, we are encouraged by the steps that many individual companies have taken to prune costs, reduce debt, and rationalize their business models. Moreover, we are encouraged to see investors rewarding such companies.

Sincerely, Steve Bishop Co-Portfolio Manager Allison Thacker Co-Portfolio Manager	Melissa Chadwick-Dunn Co-Portfolio Manager Scott Tracy Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Investing in smaller companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in technology companies may be highly volatile. Investing in a more limited number of issuers and sectors can be subject to greater market fluctuation.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

30	800-766-3863

Total Net Assets: $54,546,349	Data as of June 30, 2009

Sector Allocation[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
Urban Outfitters, Inc.	3.33%
Digital River, Inc.	2.65%
P.F. Chang’s China Bistro, Inc.	2.61%
F5 Networks, Inc.	2.54%
Ross Stores, Inc.	2.44%
VistaPrint Ltd.	2.42%
Akamai Technologies, Inc.	2.40%
Ctrip.com International Ltd.	2.26%
FTI Consulting, Inc.	2.22%
j2 Global Communications, Inc.	2.18%
25.05%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The Russell 2500® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2500® Index with higher price-to-book ratios and higher forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

4

The Russell 2000® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

www.RSinvestments.com	31

RS Select Growth Fund (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	8/1/96
without sales charge		17.37%	-28.43%	-7.60%	-4.42%	-0.21%	7.84%
with maximum sales charge		11.81%	-31.82%	-9.09%	-5.35%	-0.70%	7.43%
Class C Shares	11/15/07
without sales charge		15.94%	-29.46%	—	—	—	-25.06%
with sales charge		14.94%	-30.17%	—	—	—	-25.06%
Class K Shares	2/12/07
without sales charge		16.66%	-29.90%	—	—	—	-14.15%
Class Y Shares†	5/1/09
without sales charge		—	—	—	—	—	0.29%
Russell 2500® Growth Index[3]		14.52%	-27.29%	-7.72%	-0.65%	0.66%	3.86%	*
Russell 2000® Growth Index[4]		11.36%	-24.85%	-7.83%	-1.32%	-0.89%	2.16%	*

*	Since Class A shares inception.

†	RS Select Growth Fund Class Y Shares since inception return is not annualized and represents cumulative total return.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Select Growth Fund and in the Russell 2500® Growth Index and the Russell 2000® Growth Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the commencement of offering Class C shares (11/15/07), and Class K shares (2/12/07) would have the following values as of June 30, 2009: $6,261 (Class C), and $6,956 (Class K). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/1/09) would have the following value as of June 30, 2009: $1,002,917.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.72%, Class C 2.38%, and Class K 3.72%, and Class Y 1.40%. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

32	800-766-3863

RS Mid Cap Growth Fund (formerly Mid Cap Opportunities Fund)

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Large-Cap	Mid-Cap	Small-Cap
Value	Blend	Growth

Highlights

•

After starting the year on a weak note, equity markets regained some ground in the second quarter of 2009 as investors began to position themselves for potential economic improvement by purchasing lower priced cyclical and commodities-related shares.

•

While RS Mid Cap Growth Fund delivered a positive return for the six-month period, it underperformed the benchmark Russell Midcap® Growth Index[3], as many of our secular growth stories failed to capture investor attention during the second quarter market rally.

•

Stock selection in the technology sector was the biggest drag on the Fund’s relative performance for the period, while relative returns were supported by stock selection in the consumer discretionary sector.

Market Overview

Equity markets continued to sell off early in 2009 as investors priced in the worst-case scenarios for the economy and corporate earnings performance. The cloud of fear that hung over markets through the early months of the period dissipated in late March, however, as investors began to hope that orchestrated efforts by the Federal Reserve and the Obama administration might succeed in stabilizing the economy and financial system. The market rallied in the second quarter as investors sought to position themselves for a potential economic resurgence later in the year. Despite the recent market advance, underlying economic news remained mixed. The unemployment rate continued to rise, reaching 9.5% in June, while industrial production continued to decline.

Fund Performance Overview

RS Mid Cap Growth Fund (Class A Shares) returned 9.91% in the six-month period ending June 30, 2009, underperforming its benchmark, the Russell Midcap® Growth Index, which returned 16.61%.

The technology sector was one of the strongest performing areas of the overall market in the first half of 2009. We believe investors have come to recognize that in addition to long-term growth prospects, many technology companies also benefit from low debt levels, healthy free cash flows, and reduced needs for external financing. While many of the Fund’s technology shares delivered strong gains during the period, overall stock selection in the space hindered relative performance, due in part to our investments in companies with more defense industry exposure. Detractors included FLIR Systems, the leading global provider of Infrared cameras, night vision and thermal imaging systems. The stock declined early in the year after the company lowered its earnings guidance.

Internet infrastructure firm Verisign was another negative contributor. Despite reporting strong first quarter revenue growth, Verisign has recently faced concerns over an antitrust suit that could call into question its ability to raise prices on its registry of website domain names.

Other major detractors included Texas-based oil and gas exploration company Comstock Resources, which saw its first quarter financial results hurt by the weakness in commodities prices. Despite this disappointment, we maintained our position in Comstock because we believe it has a strong balance sheet and good long-term growth prospects.

Positive contributors to relative performance included a number of consumer discretionary stocks that benefited from signs that consumers may be starting to once again open their pocketbooks, even if they remain bargain-conscious. One standout performer was Aeropostale, a value-oriented, mall-based apparel retailer that has continued to attract teenage customers with its ongoing promotions. Priceline.com was another strong positive contributor. The online travel company reported an 82% surge in its first quarter earnings as it continued to take market share away from Orbitz and Expedia. The company’s “Name Your Own Price” offering, which allows customers to bid for airline tickets at significant discounts, has been particularly popular in this environment.

www.RSinvestments.com	33

RS Mid Cap Growth Fund (continued)

Positive contributors from other sectors included IIlumina, a health care company that has developed large-scale analytical systems used to sequence genetic material. We believe the company is likely to benefit from a potential increase in government funding for genetic research under the stimulus package. In the technology sector, positive contributors included security software company McAfee, which we believe is capitalizing on growing concerns over Internet cyber-threats, as well as Broadcom, which manufactures semiconductors integral to both wired and wireless communications.

Outlook

While we welcome signs that economic activity and share prices may have bottomed, we caution that the near-term outlook is far from certain. The early stages of a market recovery may be highly volatile as investors try to form a clear picture of underlying economic fundamentals and corporate earnings prospects. In this environment, we remain committed to our investment process and our team-based research efforts. We continue to stress-test investments across a variety of economic scenarios, and we intend to not hesitate to sell any stock if fundamentals change or if our investment thesis erodes.

Sincerely,

Steve Bishop	Melissa Chadwick-Dunn
Co-Portfolio Manager	Co-Portfolio Manager

Allison Thacker	Scott Tracy
Co-Portfolio Manager	Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Investing in mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in technology companies may be highly volatile.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

34	800-766-3863

Total Net Assets: $57,037,172	Data as of June 30, 2009

Sector Allocation[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
McAfee, Inc.	3.32%
Activision Blizzard, Inc.	2.96%
Akamai Technologies, Inc.	2.84%
Urban Outfitters, Inc.	2.62%
F5 Networks, Inc.	2.56%
Ross Stores, Inc.	2.48%
Southwestern Energy Co.	2.42%
Yum! Brands, Inc.	2.34%
FTI Consulting, Inc.	2.22%
Core Laboratories N.V.	2.08%
25.84%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The Russell Midcap® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

www.RSinvestments.com	35

RS Mid Cap Growth Fund (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	7/12/95
without sales charge		9.91%	-38.45%	-13.81%	-4.64%	-0.84%	5.69%
with maximum sales charge		4.72%	-41.38%	-15.20%	-5.57%	-1.32%	5.32%
Class C Shares	5/21/07
without sales charge		9.12%	-39.09%	—	—	—	-26.14%
with sales charge		8.12%	-39.67%	—	—	—	-26.14%
Class K Shares	12/4/06
without sales charge		9.42%	-38.98%	—	—	—	-18.90%
Class Y Shares	5/1/07
without sales charge		10.15%	-38.20%	—	—	—	-23.01%
Russell Midcap® Growth Index[3]		16.61%	-30.33%	-7.93%	-0.44%	0.02%	5.38%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Mid Cap Growth Fund and in the Russell Midcap® Growth Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the commencement of offering Class C shares (5/21/07), and Class K shares (12/4/06) would have the following values as of June 30, 2009: $5,276 (Class C), and $5,836 (Class K). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/1/07) would have the following value as of June 30, 2009: $567,567.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.36%, Class C 2.35%, Class K 2.16%, and Class Y 1.06%. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

36	800-766-3863

RS Growth Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Large-Cap	Mid-Cap	Small-Cap
Value	Blend	Growth

Highlights

•

After continuing to sell off in the early months of the year, equity markets regained some lost ground in the second quarter of 2009 as investors began to hope for improved economic performance in the second half of the year.

•	RS Growth Fund delivered a positive return for the six-month period, but failed to keep pace with its benchmark index.

•

As many of our secular growth investments failed to attract investors, the Fund’s relative performance was hurt by overall stock selection, especially in the health care, consumer discretionary and financial services sectors. On a positive note, stock selection in the energy and producer durables sectors supported relative results, as did an underweighting in the utilities sector.

Market Overview

Equity markets continued to sell off in the early months of 2009, as uncertainty over the health of the global economy and capital markets weighed on investor confidence. Markets started to regain some ground later in March, however, as measured optimism toward the outcome of coordinated government efforts to stimulate growth and improve liquidity led investors to return to the stock market. Despite the recent market resurgence, underlying economic news remained mixed. The unemployment rate continued to rise, reaching 9.5% in June, while government and private sector economists cautioned that any economic improvement would likely be uneven and that growth could remain weak in the short-term.

Fund Performance Overview

RS Growth Fund (Class A Shares) returned 7.04% in the six-month period ending June 30, 2009, while its benchmark, the Russell 1000® Growth Index3, returned 11.53%.

Many of the Fund’s health care holdings were impacted by uncertainty over the direction of health care reform, as well as by evidence that the weaker economy was hurting demand for some health care procedures and drugs, as cash-strapped consumers tried to avoid copayments. For example, biotech holding Celgene traded lower after reporting weakening sales of its two cancer drugs, Revlimind and Thalomid. Both drugs are taken orally and so may be subject to a patient copayment. Given the additional uncertainty this created for the company’s near-term outlook, we sold our investment in Celgene. Meanwhile, biotech company Cephalon was another detractor. The company has faced concerns over what will happen once the patent on its sleep disorder drug Provigil expires in a few years.

Japanese video game manufacturer Nintendo was another relative detractor. Despite the positive consumer response to Nintendo’s new Wii gaming platform, the company’s financial performance has been hurt by currency fluctuations. Given the additional risk this poses for the stock, we liquidated our investment while we focused our video gaming exposure on Activision Blizzard, the U.S. publisher of the top-selling multi-player online game, World of Warcraft. Formed last year through the merger of Activision and Vivendi Games, Activision Blizzard carries no debt and has about $3 billion in cash on its balance sheet, and was a positive contributor during the period.

Stock selection in the energy sector supported relative performance, as we continued to balance our energy sector exposure between production and services companies. Top contributing investments in this space included offshore drilling services provider Transocean and Southwestern Energy, an exploration and production company that has over 10 years of drilling inventory in its existing U.S. natural gas reservoirs. We believe Southwestern is also a conservatively financed company with the ability to fund its own growth — an attribute that has proven very attractive to investors in this financing environment.

www.RSinvestments.com	37

RS Growth Fund (continued)

We also benefited from our stake in Indianapolis-based Simon Property Group, an operator of shopping malls and retail outlet centers. Simon Property Group has been able to grow its earnings despite a very difficult retailing environment through its aggressive cost-cutting and careful balance sheet management.

Outlook

We have been encouraged by some signs of bottoming in select areas of the economy, yet we caution that an economic stabilization is not the same thing as an economic rebound. We are trying to position the portfolio for what the economy will be like on the other side of this volatile transition period. We believe that the business climate could be characterized by slower growth, higher capital costs, and ongoing capital constraints, as well as by potential changes in the health care and energy sectors, to name just a few areas. For this reason, we continue to focus on bellwether growth companies that we believe are well capitalized and have already taken steps to lower their costs, pay down debt, and manage to a slower growth environment.

Sincerely,

Steve Bishop Co-Portfolio Manager	Melissa Chadwick-Dunn Co-Portfolio Manager

Allison Thacker Co-Portfolio Manager	Scott Tracy Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Investing in mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in technology companies may be highly volatile.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

38	800-766-3863

Total Net Assets: $95,791,154	Data as of June 30, 2009

Sector Allocation[1]

                                    [GRAPHIC]
Top Ten Holdings[2]

Company	Percentage of Total Net Assets
Apple, Inc.	4.15%
Google, Inc.	3.17%
Hewlett-Packard Co.	3.06%
Cisco Systems, Inc.	2.53%
Gilead Sciences, Inc.	2.44%
Target Corp.	2.40%
Abbott Laboratories	2.26%
Philip Morris International, Inc.	2.25%
Danaher Corp.	2.15%
Republic Services, Inc.	2.12%
26.53%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The Russell 1000® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

www.RSinvestments.com	39

RS Growth Fund (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	5/12/92
without sales charge		7.04%	-29.63%	-9.18%	-2.01%	-2.28%	7.54%
with maximum sales charge		1.91%	-32.99%	-10.65%	-2.96%	-2.75%	7.24%
Class C Shares	6/29/07
without sales charge		6.07%	-30.35%	—	—	—	-21.63%
with sales charge		5.07%	-31.03%	—	—	—	-21.63%
Class K Shares	11/27/06
without sales charge		6.64%	-30.16%	—	—	—	-13.88%
Class Y Shares	5/1/07
without sales charge		7.02%	-29.46%	—	—	—	-17.41%
Russell 1000® Growth Index[3]		11.53%	-24.50%	-5.45%	-1.83%	-4.18%	5.58%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Growth Fund and in the Russell 1000® Growth Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the commencement of offering Class C shares (6/29/07), and Class K shares (11/27/06) would have the following values as of June 30, 2009: $6,140 (Class C), and $6,792 (Class K). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/1/07) would have the following value as of June 30, 2009: $660,887.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.34%, Class C 2.70%, Class K 2.09% and Class Y 1.06%. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

40	800-766-3863

RS Technology Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Technology Sector

Highlights

•

The technology sector proved one of the strongest-performing areas of the market in the first half of 2009 as investors rewarded select technology companies for their long-term growth potential, lean inventory, expense management, and relatively conservative balance sheets.

•	RS Technology Fund delivered very strong performance over the first six months of 2009, outperforming its benchmark, the S&P North American Technology Sector IndexTM 3, as well as the S&P 500 Index[4].

•

The Fund’s relative performance was supported by overall stock selection, especially in the semiconductor, communications technology, software, and computer technology industries. Stock selection in the telecommunications services area dampened relative returns.

Market Overview

After a difficult fourth quarter 2008, the broader equity market continued to trade lower in the first two months of 2009 amid news of slowing business and consumer demand, rising unemployment and negative earnings announcements. While fears of continued economic deterioration drove major market indices lower in early March, investor anxiety appeared to ease somewhat later in the month amid hopes that coordinated government efforts would help to stabilize the banking system and stimulate renewed economic growth. As the market rallied into the second quarter, investors rotated out of more defensive sectors and into areas that might benefit from a resurgence in demand. The technology sector was one of the strongest performing areas of the market over the six-month period.

Fund Performance Overview

RS Technology Fund (Class A Shares) returned 39.41% in the six-month period ending June 30, 2009, while the S&P North American Technology Sector IndexTM and the S&P 500 Index returned 25.58% and 3.16%, respectively.

Technology stocks delivered strong performance in the first half of 2009 as we believe investors continued to recognize the steps that many technology companies have taken to improve their operating efficiencies, reduce debt, and improve their ability to fund growth through internal cash flows. Some of the Fund’s strongest performers over the period were in the semiconductor space, where many companies learned their lessons during the last recession, and entered this difficult period with lower debt levels and better internal financing capabilities. More recently, a drawdown in chip inventories has positioned many semiconductor manufacturers to capitalize on any improvement in end-user demand. O2Micro International was one of our top contributors in the semiconductor area. A maker of analog and mixed signal semiconductors that help power flat screen televisions and notebook computers, O2Micro International recently revised up its second quarter revenue estimates to reflect an improved demand outlook in the LCD television and consumer electronics markets, especially in China.

Several other smaller-cap technology shares also made strong advances this quarter, after failing to attract investor attention through much of 2008. Among our better performing small-cap technology shares were memory device maker STEC and utility storage solutions provider 3Par. STEC, in particular, not only benefited from growing demand for data storage capacity, but also from the technology transition from disk-based storage to solid state flash memory storage in servers and storage equipment.

www.RSinvestments.com	41

RS Technology Fund (continued)

Communications equipment company Brocade Communications was another strong positive contributor. Brocade manufactures network equipment Ethernet switches and routers which are integral to facilitating the growing volume of Internet traffic.

On a negative note, performance was dampened by our investment in video game manufacturer Nintendo. While the company’s new Wii video game platform was well received by consumers, Nintendo’s financial metrics have been impacted by adverse earnings translations between the yen and dollar. We trimmed our position in the stock given our concerns over its currency exposure.

Data storage systems provider Data Domain was another disappointment. Early in the period, our risk control procedures led us to exit the position after the company lowered its 2009 earnings guidance to reflect weaker economic conditions as well as some competitive pressures. Unfortunately, this decision meant that we were unable to participate in a subsequent rebound in Data Domain’s stock price after the company received competing takeover bids from NetApp and EMC.

A number of the Fund’s telecommunications services holdings also weighed on relative returns. These included NII Holdings, which markets telecommunications services primarily to business customers in Latin America. The company has warned of weaker earnings growth in 2009, due in part to slower-than-expected subscriber growth.

Outlook

We believe that the defensive balance sheet characteristics offered by many technology companies have become even more appealing to investors as we look ahead to a period that will likely be characterized by slow economic growth, tight financing conditions, and regulatory uncertainty. In this less-certain environment, we will remain diligent in our efforts to track industry- and company-specific developments that may affect our investments. We continue to rely on our team-based approach, as we call upon the deep sector expertise of our research analysts.

Sincerely,

Steve Bishop	Allison Thacker
Co-Portfolio Manager	Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in high-technology and Internet-related sectors may be highly volatile. Companies in these sectors operate in markets that are characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, enhancements and changing customer demands.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

42	800-766-3863

Total Net Assets: $117,052,532	Data as of June 30, 2009

Sector Allocation[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
Google, Inc.	4.35%
Apple, Inc.	4.29%
Microsoft Corp.	3.98%
Cisco Systems, Inc.	2.93%
Digital River, Inc.	2.73%
O2Micro International Ltd.	2.67%
F5 Networks, Inc.	2.51%
Amazon.com, Inc.	2.41%
TiVo, Inc.	2.11%
Ciena Corp.	2.00%
29.98%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The S&P North American Technology Sector IndexTM is a modified capitalization-weighted index based on a universe of technology-related stocks. Index results do not assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

4

The S&P 500® Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

www.RSinvestments.com	43

RS Technology Fund (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	11/15/95
without sales charge		39.41%	-17.82%	-1.78%	-0.93%	-1.04%	6.02%
with maximum sales charge		32.85%	-21.73%	-3.36%	-1.89%	-1.52%	5.64%
Class C Shares	5/2/07
without sales charge		38.23%	-18.85%	—	—	—	-11.52%
with sales charge		37.23%	-19.66%	—	—	—	-11.52%
Class K Shares	1/19/07
without sales charge		39.09%	-18.49%	—	—	—	-6.89%
Class Y Shares	5/1/07
without sales charge		39.77%	-17.47%	—	—	—	-9.90%
S&P North American Technology Sector IndexTM 3		25.58%	-19.37%	-2.01%	-1.64%	-5.62%	4.86%	*
S&P 500® Index[4]		3.16%	-26.21%	-8.22%	-2.24%	-2.22%	5.09%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Technology Fund and in the S&P North American Technology Sector IndexTM and the S&P 500® Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the commencement of offering Class C shares (5/2/07), and Class K shares (1/19/07) would have the following values as of June 30, 2009: $7,674 (Class C), and $8,399 (Class K). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/1/07) would have the following value as of June 30, 2009: $797,810.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.69%, Class C 2.89%, Class K 2.67% and Class Y 1.36%. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

44	800-766-3863

RS Small Cap Equity Fund (formerly RS Small Cap Core Equity Fund)

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Large-Cap	Mid-Cap	Small-Cap
Value	Blend	Growth

Highlights

•

RS Small Cap Equity Fund transitioned management to the RS Growth Team on April 16, 2009 and the Russell 2000® Growth Index[3] compares the Fund’s performance to the investment team’s growth-oriented investment style.

•

The Fund delivered positive absolute returns for the period. The Fund underperformed the Russell 2000® Growth Index, but outperformed the Russell 2000® Index[4]. Relative performance was supported by stock selection in the energy and producer durables sectors. Stock selection in the financials and health care sectors hindered relative returns, however, as did an overweighting in the struggling financial services sector.

•

In managing RS Small Cap Equity Fund, we continue to seek out small-cap growth companies that possess distinct competitive advantages, strong management teams, organic revenue growth, and high margins.

Market Overview

Equity markets continued to sell off early in 2009 as economic fears and dismal corporate earnings news weighed on investor confidence. Nonetheless, equity prices started to climb higher in late March, as investors began to hope that coordinated government actions might succeed in stabilizing the U.S. economy and banking system. As bargain hunters returned to the market, stocks rallied through much of the second quarter, led by smaller-capitalization shares. Despite investors’ newfound optimism, actual economic news remained uneven. While the drawdown in industrial inventories set the stage for improved factory orders in April, industrial production continued to decline and the unemployment rate continued to climb, tempering any improvement in consumer confidence.

Fund Performance Overview

RS Small Cap Equity Fund (Class A Shares) returned 9.78% in the six-month period ending June 30, 2009, underperforming its benchmark the Russell 2000® Growth Index, which gained 11.36%. The Russell 2000® Index returned 2.64%.

During 2009, as we saw signs of some stabilization in economic activity, we decided to revisit many declining stocks trading at valuations that we believed more than reflected a worst-case economic scenario. In particular, we initiated investments in a number of cyclical companies with strong financial fundamentals and solid competitive positioning that might benefit from a pickup in economic growth. At the same time, we continued to balance the portfolio with businesses that have limited economic sensitivity.

A number of the Fund’s energy sector investments assisted relative performance during the period. These included MarkWest Energy Partners LP, a Master Limited Partnership that focuses on natural gas and natural gas liquids in the Appalachian Basin. Not only does MarkWest benefit from a stable revenue stream, but it has no general partner that would dilute the profits shared by limited partners such as our Fund. The Fund was underweighted in the energy sector, where we prefer to balance our investments between production companies and more growth-oriented equipment and services providers that we believe may be less sensitive to commodity price fluctuations.

In the producer durables sector, our results were supported by our investment in Energy Solutions, a provider of technology-based decommissioning and disposal services to the nuclear industry. We also benefited from our investments in a number of smaller-capitalization technology companies, such as data storage equipment maker STEC, that we believe have been rewarded for their long-term growth potential as well as their lean cost structures, strong balance sheets, and low debt levels. Other positive contributors included consumer discretionary holdings, such as slot machine manufacturer WMS Industries and Chinese travel booking service

www.RSinvestments.com	45

RS Small Cap Equity Fund (continued)

Ctrip.com International, which we believe have benefited recently from some signs of improving consumer spending trends.

On a negative note, relative performance for the six-month period was hurt by an overweight to heavily sold financial services companies that we felt might benefit from some stabilization in banking industry fundamentals. Notably, many of the smaller-cap regional banks and specialty insurers represented in the Fund had a difficult time competing with larger bellwether banks for capital and investor attention. One major detractor in this area was The Hanover Insurance Group, which declined early in the period along with other insurance stocks pressured by the weakening economy, investment losses, and capital constraints.

Other detractors in the financial services area included regionally-situated banking companies such as California’s City National and Chicago’s PrivateBancorp, which have faced continued concerns over their real estate portfolios and their abilities to raise capital in the short-term.

While health care has traditionally been seen as a defensive market segment, a number of our health care stocks have struggled recently as demand for some drugs and procedures has apparently softened along with consumers’ abilities to make copayments in a weaker economy. Fund detractors included AspenBio Pharma, a biotechnology company that has developed a blood-based diagnostic test for appendicitis, and Psychiatric Solutions, an operator of psychiatric hospitals and residential treatment facilities, which reported slower patient volumes in the first quarter.

Outlook

While the near-term economic outlook remains uncertain, we remain more committed than ever to our fundamentally-driven, team-based approach to stock selection. We continue to seek out small-cap companies that we believe are well managed, attractively valued, and combine unique competitive advantages, lean cost structures, low debt levels, and strong internal capital reserves.

Sincerely,

Steve Bishop	Melissa Chadwick-Dunn
Co-Portfolio Manager	Co-Portfolio Manager

Allison Thacker	Scott Tracy
Co-Portfolio Manager	Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Small cap investing entails special risks. Small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources, and management.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

46	800-766-3863

Total Net Assets: $94,664,510	Data as of June 30, 2009

Sector Allocation[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
Regal-Beloit Corp.	2.16%
Digital River, Inc.	1.96%
WMS Industries, Inc.	1.86%
Ctrip.com International Ltd.	1.85%
VistaPrint Ltd.	1.78%
Urban Outfitters, Inc.	1.69%
j2 Global Communications, Inc.	1.59%
MedAssets, Inc.	1.59%
P.F. Chang’s China Bistro, Inc.	1.57%
United Therapeutics Corp.	1.57%
17.62%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The Russell 2000® Growth Index is an unmanaged market capitalization-weighted index that measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is an unmanaged market capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Investment results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

4

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses. The Fund is changing its benchmark from the Russell 2000® Index to the Russell 2000® Growth Index because RS Investments believes that, due to changes to the Fund’s investment strategy, the Russell 2000® Growth Index is more representative of the Fund’s investment universe.

www.RSinvestments.com	47

RS Small Cap Equity Fund (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	5/1/97
without sales charge		9.78%	-20.22%	-6.64%	-0.93%	4.22%	5.37%
with maximum sales charge		4.61%	-24.01%	-8.14%	-1.88%	3.71%	4.95%
Class B Shares	5/6/97
without sales charge		9.14%	-21.01%	-7.59%	-1.93%	3.43%	4.48%
with sales charge		6.14%	-23.35%	-8.02%	-2.02%	3.43%	4.48%
Class C Shares	8/7/00
without sales charge		9.35%	-20.96%	-7.43%	-1.81%	—	-1.48%
with sales charge		8.35%	-21.74%	-7.43%	-1.81%	—	-1.48%
Class K Shares	5/15/01
without sales charge		9.67%	-20.53%	-6.98%	-1.26%	—	1.71%
Class Y Shares	5/1/07
without sales charge		9.93%	-20.08%	—	—	—	-16.12%
Russell 2000® Growth Index[3]		11.36%	-24.85%	-7.83%	-1.32%	-0.89%	2.30%	*
Russell 2000® Index[4]		2.64%	-25.01%	-9.89%	-1.71%	2.38%	4.56%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Small Cap Equity Fund and in the Russell 2000® Growth Index and the Russell 2000® Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made 10 years ago in Class B shares and upon the commencement of offering. Class C shares (8/7/00), and Class K shares (5/15/01) would have the following values as of June 30, 2009: $14,016 (Class B), $8,757 (Class C), and $11,480 (Class K). While Class B, Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/1/07) would have the following value as of June 30, 2009: $683,450. The Fund is changing its benchmark from the Russell 2000® Index to the Russell 2000® Growth Index because RS Investments believes that, due to changes to the Fund’s investment strategy, the Russell 2000® Growth Index is more representative of the Fund’s investment universe.

Performance quoted represents past performance and does not guarantee future results. The Fund is the successor to The Guardian Park Avenue Small Cap Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.30%, Class B 2.31%, Class C 2.08%, Class K 1.70%, and Class Y 1.03%. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com

48	800-766-3863

Understanding Your Fund’s Expenses (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including as applicable, sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated. The table below shows the Funds’ expenses in two ways:

Expenses based on actual return This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

			Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09	Expense Ratio During Period 1/1/09-6/30/09
Based on Actual Return
RS Small Cap Growth Fund	Class A		$1,000.00	$1,168.30	$9.09	1.69%
	Class C		$1,000.00	$1,161.50	$15.60	2.91%
	Class K		$1,000.00	$1,164.50	$12.56	2.34%
	Class Y		$1,000.00	$1,170.50	$6.94	1.29%
RS Smaller Company Growth Fund	Class A		$1,000.00	$1,133.50	$11.69	2.21%
	Class C		$1,000.00	$1,124.40	$17.86	3.39%
	Class K		$1,000.00	$1,128.60	$15.31	2.88%
	Class Y		$1,000.00	$1,135.70	$9.11	1.72%
RS Select Growth Fund	Class A		$1,000.00	$1,173.70	$10.88	2.02%
	Class C		$1,000.00	$1,159.40	$12.60	2.35%
	Class K		$1,000.00	$1,166.60	$17.09	3.18%
	Class Y	(a)	$1,000.00	$1,002.90	$2.09	1.34%
RS Mid Cap Growth Fund	Class A		$1,000.00	$1,099.10	$7.75	1.49%
	Class C		$1,000.00	$1,091.20	$13.83	2.67%
	Class K		$1,000.00	$1,094.20	$10.85	2.09%
	Class Y		$1,000.00	$1,101.50	$5.67	1.09%
RS Growth Fund	Class A		$1,000.00	$1,069.12	$7.65	1.49%
	Class C		$1,000.00	$1,060.70	$15.55	3.04%
	Class K		$1,000.00	$1,066.40	$10.39	2.03%
	Class Y		$1,000.00	$1,070.57	$6.16	1.20%
RS Technology Fund	Class A		$1,000.00	$1,394.10	$10.42	1.75%
	Class C		$1,000.00	$1,382.30	$21.06	3.57%
	Class K		$1,000.00	$1,390.90	$13.11	2.21%
	Class Y		$1,000.00	$1,397.70	$8.16	1.37%
RS Small Cap Equity Fund	Class A		$1,000.00	$1,097.80	$6.61	1.27%
	Class B		$1,000.00	$1,091.40	$12.50	2.41%
	Class C		$1,000.00	$1,093.50	$11.34	2.18%
	Class K		$1,000.00	$1,096.70	$8.32	1.60%
	Class Y		$1,000.00	$1,099.30	$5.58	1.07%

www.RSinvestments.com	49

Understanding Your Fund’s Expenses (unaudited) (continued)

			Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09	Expense Ratio During Period 1/1/09-6/30/09
Based on Hypothetical Return (5% Return Before Expenses)
RS Small Cap Growth Fund	Class A		$1,000.00	$1,016.41	$8.45	1.69%
	Class C		$1,000.00	$1,010.36	$14.51	2.91%
	Class K		$1,000.00	$1,013.19	$11.68	2.34%
	Class Y		$1,000.00	$1,018.40	$6.46	1.29%
RS Smaller Company Growth Fund	Class A		$1,000.00	$1,013.84	$11.03	2.21%
	Class C		$1,000.00	$1,007.98	$16.88	3.39%
	Class K		$1,000.00	$1,010.41	$14.46	2.88%
	Class Y		$1,000.00	$1,016.27	$8.60	1.72%
RS Select Growth Fund	Class A		$1,000.00	$1,014.78	$10.09	2.02%
	Class C		$1,000.00	$1,013.13	$11.74	2.35%
	Class K		$1,000.00	$1,009.02	$15.85	3.18%
	Class Y	(a)	$1,000.00	$1,005.72	$2.09	1.34%
RS Mid Cap Growth Fund	Class A		$1,000.00	$1,017.41	$7.45	1.49%
	Class C		$1,000.00	$1,011.57	$13.30	2.67%
	Class K		$1,000.00	$1,014.43	$10.44	2.09%
	Class Y		$1,000.00	$1,019.40	$5.45	1.09%
RS Growth Fund	Class A		$1,000.00	$1,017.41	$7.45	1.49%
	Class C		$1,000.00	$1,009.70	$15.17	3.04%
	Class K		$1,000.00	$1,014.73	$10.13	2.03%
	Class Y		$1,000.00	$1,018.84	$6.01	1.20%
RS Technology Fund	Class A		$1,000.00	$1,016.09	$8.77	1.75%
	Class C		$1,000.00	$1,007.11	$17.74	3.57%
	Class K		$1,000.00	$1,013.83	$11.04	2.21%
	Class Y		$1,000.00	$1,017.98	$6.87	1.37%
RS Small Cap Equity Fund	Class A		$1,000.00	$1,018.50	$6.36	1.27%
	Class B		$1,000.00	$1,012.84	$12.03	2.41%
	Class C		$1,000.00	$1,013.96	$10.91	2.18%
	Class K		$1,000.00	$1,016.86	$8.00	1.60%
	Class Y		$1,000.00	$1,019.48	$5.37	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(a)

Commencement of operations was May 4, 2009. Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period).

50	800-766-3863

Financial Information

Six-Month Period Ended June 30, 2009

Schedule of Investments – RS Small Cap Growth Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 94.8%
Advertising Agencies – 0.5%
MDC Partners, Inc., Class A(1)	275,521	$1,520,876

		1,520,876
Asset Management & Custodian – 1.2%
Affiliated Managers Group, Inc.(1)	62,220	3,620,582

		3,620,582
Banks - Diversified – 0.8%
PrivateBancorp, Inc.	101,970	2,267,813

		2,267,813
Beverage - Soft Drinks – 1.2%
Peet’s Coffee & Tea, Inc.(1)	136,710	3,445,092

		3,445,092
Biotechnology – 3.0%
Halozyme Therapeutics, Inc.(1)	325,651	2,269,788
Myriad Genetics, Inc.(1)	115,260	4,109,019
Myriad Pharmaceuticals, Inc.(1)(2)	28,815	133,990
Nektar Therapeutics(1)	391,830	2,539,058

		9,051,855
Casinos & Gambling – 2.4%
Scientific Games Corp., Class A(1)	173,780	2,740,511
WMS Industries, Inc.(1)	136,160	4,290,401

		7,030,912
Chemicals - Diversified – 1.8%
Calgon Carbon Corp.(1)	159,859	2,220,441
FMC Corp.	67,280	3,182,344

		5,402,785
Chemicals - Speciality – 0.5%
ChemSpec International Ltd., ADR(1)	170,390	1,431,276

		1,431,276
Commercial Services – 1.3%
FTI Consulting, Inc.(1)	74,090	3,757,845

		3,757,845
Communications Technology – 1.8%
Ciena Corp.(1)	202,660	2,097,531
Riverbed Technology, Inc.(1)	141,240	3,275,356

		5,372,887
Computer Services Software & Systems – 14.1%
3PAR, Inc.(1)	388,970	4,823,228
Akamai Technologies, Inc.(1)	210,960	4,046,213
Compellent Technologies, Inc.(1)	162,362	2,476,021
comScore, Inc.(1)	198,679	2,646,404
Digital River, Inc.(1)	160,210	5,818,827
F5 Networks, Inc.(1)	128,880	4,457,959
GSI Commerce, Inc.(1)	302,031	4,303,942
Informatica Corp.(1)	209,100	3,594,429
LogMeIn, Inc.(1)	33,310	532,960
Omniture, Inc.(1)	264,329	3,319,972
PROS Holdings, Inc.(1)	413,572	3,358,205
Solarwinds, Inc.(1)	161,990	2,671,215

		42,049,375
Computer Technology – 2.1%
Netezza Corp.(1)	289,145	2,405,686
STEC, Inc.(1)	85,755	1,988,659
Super Micro Computer, Inc.(1)	255,152	1,954,464

		6,348,809

June 30, 2009 (unaudited)	Shares	Value

Construction — 0.6%
Insituform Technologies, Inc., Class A(1)	99,140	$1,682,406

		1,682,406
Consumer Electronics – 0.9%
TiVo, Inc.(1)	253,680	2,658,566

		2,658,566
Consumer Lending – 1.4%
Portfolio Recovery Associates, Inc.(1)	108,910	4,218,084

		4,218,084
Diversified Financial Services – 1.2%
Duff & Phelps Corp., Class A	113,670	2,021,053
FBR Capital Markets Corp.(1)	333,970	1,569,659

		3,590,712
Diversified Materials & Processing – 0.5%
Hexcel Corp.(1)	159,890	1,523,752

		1,523,752
Diversified Retail – 5.3%
Hot Topic, Inc.(1)	363,790	2,659,305
Lumber Liquidators, Inc.(1)	226,310	3,566,645
Netflix, Inc.(1)	109,000	4,506,060
Urban Outfitters, Inc.(1)	237,910	4,965,182

		15,697,192
Engineering & Contracting Services – 1.1%
Aecom Technology Corp.(1)	106,630	3,412,160

		3,412,160
Financial Data & Systems – 2.7%
CyberSource Corp.(1)	241,880	3,700,764
MSCI, Inc., Class A(1)	97,590	2,385,100
Riskmetrics Group, Inc.(1)	117,570	2,076,286

		8,162,150
Health Care - Miscellaneous – 1.9%
MedAssets, Inc.(1)	285,110	5,545,389

		5,545,389
Health Care Management Services – 0.9%
Catalyst Health Solutions, Inc.(1)	99,399	2,479,011
Medidata Solutions, Inc.(1)	14,635	239,721

		2,718,732
Health Care Services – 4.8%
athenahealth, Inc.(1)	108,114	4,001,299
CardioNet, Inc.(1)	126,057	2,057,250
IPC The Hospitalist Co., Inc.(1)	88,312	2,357,048
Phase Forward, Inc.(1)	202,456	3,059,110
RehabCare Group, Inc.(1)	122,001	2,919,484

		14,394,191
Hotel/Motel – 0.9%
Wynn Resorts Ltd.(1)	78,340	2,765,402

		2,765,402
Insurance - Property-Casualty – 1.3%
Tower Group, Inc.	154,461	3,827,544

		3,827,544

Leisure Time – 2.8%
Ctrip.com International Ltd., ADR(1)	117,450	5,437,935
Priceline.com, Inc.(1)	25,830	2,881,336

		8,319,271

The accompanying notes are an integral part of these financial statements.

52	800-766-3863

June 30, 2009 (unaudited)	Shares	Value
Machinery - Industrial – 0.9%
Flow International Corp.(1)	1,091,822	$2,565,782

		2,565,782
Machinery - Specialty – 0.9%
Bucyrus International, Inc.	97,820	2,793,739

		2,793,739
Medical & Dental Instruments & Supplies – 4.0%
Insulet Corp.(1)	283,390	2,182,103
Inverness Medical Innovations, Inc.(1)	65,370	2,325,865
NuVasive, Inc.(1)	52,210	2,328,566
ResMed, Inc.(1)	52,430	2,135,474
Volcano Corp.(1)	203,990	2,851,780

		11,823,788
Medical Equipment – 0.7%
Illumina, Inc.(1)	54,902	2,137,884

		2,137,884
Oil: Crude Producers – 1.8%
Comstock Resources, Inc.(1)	94,430	3,120,911
Concho Resources, Inc.(1)	79,750	2,288,028

		5,408,939
Oil Well Equipment & Services – 3.1%
Core Laboratories N.V.	39,119	3,409,221
Dril-Quip, Inc.(1)	94,260	3,591,306
Superior Energy Services, Inc.(1)	127,160	2,196,053

		9,196,580
Pharmaceuticals – 3.3%
BioMarin Pharmaceutical, Inc.(1)	192,730	3,008,515
Mylan, Inc.(1)	172,540	2,251,647
United Therapeutics Corp.(1)	55,040	4,586,483

		9,846,645
Power Transmission Equipment – 1.1%
Regal-Beloit Corp.	81,560	3,239,563

		3,239,563
Printing And Copying Services – 1.8%
VistaPrint Ltd.(1)	124,830	5,323,999

		5,323,999
Restaurants – 3.0%
BJ’s Restaurants, Inc.(1)	202,150	3,410,271
P.F. Chang’s China Bistro, Inc.(1)	169,420	5,431,605

		8,841,876
Scientific Instruments - Control & Filter – 1.2%
Duoyuan Global Water, Inc., ADR(1)	57,690	1,400,713
IDEX Corp.	89,340	2,195,084

		3,595,797
Scientific Instruments - Electrical – 0.8%
GrafTech International Ltd.(1)	224,630	2,540,565

		2,540,565

Scientific Instruments - Gauges & Meters – 0.6%
Itron, Inc.(1)	34,530	1,901,567

		1,901,567
Semiconductors & Components – 5.9%
Cavium Networks, Inc.(1)	133,247	2,239,882
FormFactor, Inc.(1)	114,200	1,968,808
Intersil Corp., Class A	172,440	2,167,571
Monolithic Power Systems, Inc.(1)	112,580	2,522,918
Netlogic Microsystems, Inc.(1)	59,040	2,152,598

June 30, 2009 (unaudited)	Shares	Value

Semiconductors & Components (continued)
O2Micro International Ltd., ADR(1)	694,673	$3,473,365
Silicon Laboratories, Inc.(1)	79,340	3,010,160

		17,535,302
Shipping – 0.6%
Genco Shipping & Trading Ltd.	79,780	1,732,822

		1,732,822
Textiles Apparel & Shoes – 3.1%
FGX International Holdings Ltd.(1)	143,650	1,634,737
Guess?, Inc.	174,950	4,510,211
Lululemon Athletica, Inc.(1)	238,460	3,107,134

		9,252,082
Truckers – 1.6%
Knight Transportation, Inc.	167,820	2,777,421
Landstar System, Inc.	52,490	1,884,916

		4,662,337
Utilities - Telecommunications – 3.4%
Cbeyond, Inc.(1)	209,831	3,011,075
j2 Global Communications, Inc.(1)	207,732	4,686,434
Neutral Tandem, Inc.(1)	81,201	2,397,053

		10,094,562

Total Common Stocks (Cost $248,961,850)		282,309,487

	Shares	Value
Exchange-Traded Funds – 0.7%
Biotechnology – 0.7%
iShares Nasdaq Biotechnology Index Fund(1)	28,880	2,101,309

Total Exchange-Traded Funds (Cost $2,101,663)		2,101,309

	Warrants	Value
Warrants – 0.0%
Communications Technology – 0.0%
Lantronix, Inc.(1)(3)	14,718	150

		150

Total Warrants (Cost $0)		150

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	53

Schedule of Investments – RS Small Cap Growth Fund (continued)

June 30, 2009 (unaudited)	Principal Amount	Value

Repurchase Agreements – 4.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $13,718,000, due 7/1/2009(4)	$13,718,000	$13,718,000

Total Repurchase Agreements (Cost $13,718,000)		13,718,000

Total Investments – 100.1% (Cost $264,781,513)		298,128,946

Other Liabilities, Net – (0.1)%		(353,334)

Total Net Assets – 100.0%		$297,775,612

(1)	Non-income producing security.
(2)	When-issued security.
(3)	Fair valued security. See 1a in Notes to Financial Statements.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Bond	6.25%	8/15/2023	13,993,800

ADR – American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$282,309,487	$—	$—	$282,309,487
Exchange-Traded Funds	2,101,309	—	—	2,101,309
Warrants	—	150	—	150
Repurchase Agreements	—	13,718,000	—	13,718,000

Total	$284,410,796	$13,718,150	$—	$298,128,946

The accompanying notes are an integral part of these financial statements.

54	800-766-3863

Schedule of Investments – RS Smaller Company Growth Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 99.0%
Advertising Agencies – 0.6%
MDC Partners, Inc., Class A(1)	86,931	$479,859

		479,859
Asset Management & Custodian – 1.2%
Affiliated Managers Group, Inc.(1)	18,720	1,089,317

		1,089,317
Banks - Diversified – 0.8%
PrivateBancorp, Inc.	30,560	679,654

		679,654
Beverage - Soft Drinks – 1.2%
Peet’s Coffee & Tea, Inc.(1)	43,050	1,084,860

		1,084,860
Biotechnology – 3.3%
Halozyme Therapeutics, Inc.(1)	102,718	715,944
Myriad Genetics, Inc.(1)	37,120	1,323,328
Myriad Pharmaceuticals, Inc.(1)(2)	9,430	43,850
Nektar Therapeutics(1)	125,680	814,406

		2,897,528
Casinos & Gambling – 3.0%
Scientific Games Corp., Class A(1)	83,750	1,320,737
WMS Industries, Inc.(1)	40,670	1,281,512

		2,602,249
Chemicals - Diversified – 1.9%
Calgon Carbon Corp.(1)	47,329	657,400
FMC Corp.	21,410	1,012,693

		1,670,093
Chemicals - Speciality – 0.5%
ChemSpec International Ltd., ADR(1)	51,270	430,668

		430,668
Commercial Services – 1.3%
FTI Consulting, Inc.(1)	22,910	1,161,995

		1,161,995
Communications Technology – 1.8%
Ciena Corp.(1)	61,460	636,111
Riverbed Technology, Inc.(1)	41,900	971,661

		1,607,772
Computer Services Software & Systems – 17.2%
3PAR, Inc.(1)	87,460	1,084,504
Akamai Technologies, Inc.(1)	66,590	1,277,196
Compellent Technologies, Inc.(1)	51,651	787,678
comScore, Inc.(1)	63,892	851,042
Digital River, Inc.(1)	36,370	1,320,958
F5 Networks, Inc.(1)	38,160	1,319,954
GSI Commerce, Inc.(1)	90,230	1,285,778
Informatica Corp.(1)	54,210	931,870
Internet Brands, Inc., Class A(1)	371,423	2,599,961
LogMeIn, Inc.(1)	9,780	156,480
Omniture, Inc.(1)	84,534	1,061,747
PROS Holdings, Inc.(1)	188,358	1,529,467
Solarwinds, Inc.(1)	49,580	817,574

		15,024,209
Computer Technology – 1.4%
STEC, Inc.(1)	25,068	581,327
Super Micro Computer, Inc.(1)	80,501	616,638

		1,197,965

June 30, 2009 (unaudited)	Shares	Value

Construction – 0.6%
Insituform Technologies, Inc., Class A(1)	29,850	$506,554

		506,554
Consumer Electronics – 1.0%
TiVo, Inc.(1)	85,260	893,525

		893,525
Consumer Lending – 1.5%
Portfolio Recovery Associates, Inc.(1)	32,770	1,269,182

		1,269,182
Diversified Financial Services – 1.3%
Duff & Phelps Corp., Class A	36,520	649,326
FBR Capital Markets Corp.(1)	100,490	472,303

		1,121,629
Diversified Materials & Processing – 0.5%
Hexcel Corp.(1)	48,488	462,091

		462,091
Diversified Retail – 3.6%
Hot Topic, Inc.(1)	109,170	798,033
Lumber Liquidators, Inc.(1)	65,670	1,034,959
Netflix, Inc.(1)	32,810	1,356,365

		3,189,357
Engineering & Contracting Services – 1.2%
Aecom Technology Corp.(1)	32,290	1,033,280

		1,033,280
Financial Data & Systems – 2.8%
CyberSource Corp.(1)	72,778	1,113,503
MSCI, Inc., Class A(1)	30,866	754,365
Riskmetrics Group, Inc.(1)	35,280	623,045

		2,490,913
Health Care - Miscellaneous – 2.7%
MedAssets, Inc.(1)	120,680	2,347,226

		2,347,226
Health Care Management Services – 1.0%
Catalyst Health Solutions, Inc.(1)	31,979	797,556
Medidata Solutions, Inc.(1)	4,326	70,860

		868,416
Health Care Services – 5.3%
athenahealth, Inc.(1)	34,950	1,293,500
CardioNet, Inc.(1)	40,721	664,567
IPC The Hospitalist Co., Inc.(1)	28,270	754,526
Phase Forward, Inc.(1)	70,040	1,058,304
RehabCare Group, Inc.(1)	37,800	904,554

		4,675,451
Hotel/Motel – 0.8%
Wynn Resorts Ltd.(1)	19,520	689,056

		689,056
Insurance - Property-Casualty – 1.4%
Tower Group, Inc.	48,050	1,190,679

		1,190,679
Leisure Time – 3.1%
Ctrip.com International Ltd., ADR(1)	37,830	1,751,529
Priceline.com, Inc.(1)	8,280	923,634

		2,675,163
Machinery - Industrial – 1.3%
Flow International Corp.(1)	481,734	1,132,075

		1,132,075

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	55

Schedule of Investments – RS Smaller Company Growth Fund (continued)

June 30, 2009 (unaudited)	Shares	Value

Machinery - Specialty – 1.0%
Bucyrus International, Inc.	29,430	$840,521

		840,521
Medical & Dental Instruments & Supplies – 3.5%
Inverness Medical Innovations, Inc.(1)	19,690	700,570
NuVasive, Inc.(1)	16,770	747,942
ResMed, Inc.(1)	16,800	684,264
Volcano Corp.(1)	65,560	916,529

		3,049,305
Medical Equipment – 0.8%
Illumina, Inc.(1)	17,670	688,070

		688,070
Oil: Crude Producers – 1.8%
Comstock Resources, Inc.(1)	26,160	864,588
Concho Resources, Inc.(1)	25,240	724,136

		1,588,724
Oil Well Equipment & Services – 4.3%
Core Laboratories N.V.	17,040	1,485,036
Dril-Quip, Inc.(1)	41,130	1,567,053
Superior Energy Services, Inc.(1)	40,760	703,925

		3,756,014
Pharmaceuticals – 3.5%
BioMarin Pharmaceutical, Inc.(1)	57,570	898,668
Mylan, Inc.(1)	56,060	731,583
United Therapeutics Corp.(1)	17,600	1,466,608

		3,096,859
Power Transmission Equipment – 1.1%
Regal-Beloit Corp.	24,540	974,729

		974,729
Restaurants – 1.6%
BJ’s Restaurants, Inc.(1)	43,630	736,038
P.F. Chang’s China Bistro, Inc.(1)	21,000	673,260

		1,409,298
Scientific Instruments - Control & Filter – 1.2%
Duoyuan Global Water, Inc., ADR(1)	17,360	421,501
IDEX Corp.	26,450	649,876

		1,071,377
Scientific Instruments - Electrical – 0.9%
GrafTech International Ltd.(1)	66,500	752,115

		752,115
Scientific Instruments - Gauges & Meters – 0.7%
Itron, Inc.(1)	11,050	608,523

		608,523
Semiconductors & Components – 5.1%
Cavium Networks, Inc.(1)	42,610	716,274
FormFactor, Inc.(1)	34,030	586,677
Intersil Corp., Class A	55,420	696,630

June 30, 2009 (unaudited)	Shares	Value

Semiconductors & Components (continued)
Monolithic Power Systems, Inc.(1)	38,130	$854,493
Netlogic Microsystems, Inc.(1)	18,870	688,000
Silicon Laboratories, Inc.(1)	23,800	902,972

		4,445,046
Shipping – 0.6%
Genco Shipping & Trading Ltd.	24,060	522,583

		522,583
Textiles Apparel & Shoes – 5.1%
FGX International Holdings Ltd.(1)	175,640	1,998,783
Guess?, Inc.	56,710	1,461,984
Lululemon Athletica, Inc.(1)	76,820	1,000,965

		4,461,732
Truckers – 1.7%
Knight Transportation, Inc.	52,930	875,992
Landstar System, Inc.	16,810	603,647

		1,479,639
Utilities - Telecommunications – 3.8%
Cbeyond, Inc.(1)	66,030	947,531
j2 Global Communications, Inc.(1)	74,690	1,685,006
Neutral Tandem, Inc.(1)	24,700	729,144

		3,361,681

Total Common Stocks (Cost $78,010,684)		86,576,982

	Shares	Value
Exchange-Traded Funds – 0.7%
Biotechnology – 0.7%
iShares Nasdaq Biotechnology Index Fund(1)	8,530	620,643

		620,643

Total Exchange-Traded Funds (Cost $620,747)		620,643

Total Investments – 99.7% (Cost $78,631,431)		87,197,625

Other Assets, Net – 0.3%		250,367

Total Net Assets – 100.0%		$87,447,992

(1)	Non-income producing security.
(2)	When-issued security.

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$86,576,982	$—	$—	$86,576,982
Exchange-Traded Funds	620,643	—	—	620,643

Total	$87,197,625	$—	$—	$87,197,625

The accompanying notes are an integral part of these financial statements.

56	800-766-3863

Schedule of Investments – RS Select Growth Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 94.9%
Aerospace – 1.3%
TransDigm Group, Inc.(1)	20,200	$731,240

		731,240
Asset Management & Custodian – 1.9%
Affiliated Managers Group, Inc.(1)	17,800	1,035,782

		1,035,782
Biotechnology – 5.5%
Alexion Pharmaceuticals, Inc.(1)	26,610	1,094,203
Cephalon, Inc.(1)	14,960	847,484
Myriad Genetics, Inc.(1)	28,060	1,000,339
Myriad Pharmaceuticals, Inc.(1)(2)	7,015	32,620

		2,974,646
Casinos & Gambling – 3.4%
Scientific Games Corp., Class A(1)	51,690	815,151
WMS Industries, Inc.(1)	32,490	1,023,760

		1,838,911
Chemicals - Diversified – 1.6%
FMC Corp.	18,715	885,220

		885,220
Commercial Services – 2.2%
FTI Consulting, Inc.(1)	23,890	1,211,701

		1,211,701
Communications Technology – 1.9%
Riverbed Technology, Inc.(1)	43,850	1,016,882

		1,016,882
Computer Services Software & Systems – 13.0%
Akamai Technologies, Inc.(1)	68,230	1,308,651
Digital River, Inc.(1)	39,830	1,446,626
Equinix, Inc.(1)	9,730	707,760
F5 Networks, Inc.(1)	40,010	1,383,946
McAfee, Inc.(1)	22,580	952,650
Solarwinds, Inc.(1)	34,400	567,256
VeriSign, Inc.(1)	40,260	744,005

		7,110,894
Consumer Electronics – 1.7%
NetEase.com, Inc., ADR(1)	26,730	940,361

		940,361
Diversified Retail – 7.6%
Netflix, Inc.(1)	24,200	1,000,428
Ross Stores, Inc.	34,420	1,328,612
Urban Outfitters, Inc.(1)	87,060	1,816,942

		4,145,982
Financial Data & Systems – 5.8%
Alliance Data Systems Corp.(1)	15,110	622,381
CyberSource Corp.(1)	71,075	1,087,447
Global Payments, Inc.	17,410	652,179
MSCI, Inc., Class A(1)	33,639	822,137

		3,184,144
Health Care Services – 1.8%
Phase Forward, Inc.(1)	63,594	960,905

		960,905
Hotel/Motel – 1.3%
Wynn Resorts Ltd.(1)	19,970	704,941

		704,941

June 30, 2009 (unaudited)	Shares	Value

Leisure Time – 3.6%
Ctrip.com International Ltd., ADR(1)	26,620	$1,232,506
Priceline.com, Inc.(1)	6,410	715,035

		1,947,541
Machinery - Specialty – 1.4%
Bucyrus International, Inc.	26,750	763,980

		763,980
Medical & Dental Instruments & Supplies – 3.3%
Inverness Medical Innovations, Inc.(1)	31,410	1,117,568
ResMed, Inc.(1)	16,510	672,452

		1,790,020
Medical Equipment – 1.3%
Illumina, Inc.(1)	18,539	721,909

		721,909
Medical Services – 1.8%
Covance, Inc.(1)	19,460	957,432

		957,432
Metal Fabricating – 0.9%
Precision Castparts Corp.	6,410	468,122

		468,122
Metals & Minerals - Diversified – 0.7%
Compass Minerals International, Inc.	7,430	407,981

		407,981
Oil: Crude Producers – 2.7%
Concho Resources, Inc.(1)	23,550	675,650
Range Resources Corp.	19,310	799,627

		1,475,277
Oil Well Equipment & Services – 4.7%
Core Laboratories N.V.	11,440	996,996
Dril-Quip, Inc.(1)	23,290	887,349
Oceaneering International, Inc.(1)	14,460	653,592

		2,537,937
Pharmaceuticals – 3.7%
Mylan, Inc.(1)	64,670	843,944
United Therapeutics Corp.(1)	14,040	1,169,953

		2,013,897
Printing And Copying Services – 2.4%
VistaPrint Ltd.(1)	30,950	1,320,018

		1,320,018
Production Technology Equipment – 1.0%
Lam Research Corp.(1)	21,150	549,900

		549,900
Restaurants – 2.6%
P.F. Chang’s China Bistro, Inc.(1)	44,350	1,421,861

		1,421,861
Scientific Instruments - Control & Filter – 1.1%
IDEX Corp.	24,400	599,508

		599,508
Scientific Instruments - Electrical – 1.3%
GrafTech International Ltd.(1)	63,990	723,727

		723,727
Scientific Instruments - Gauges & Meters – 1.0%
Itron, Inc.(1)	9,550	525,919

		525,919

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	57

Schedule of Investments – RS Select Growth Fund (continued)

June 30, 2009 (unaudited)	Shares	Value

Securities Brokerage & Services – 0.8%
IntercontinentalExchange, Inc.(1)	3,960	$452,390

		452,390
Semiconductors & Components – 3.0%
Intersil Corp., Class A	84,710	1,064,805
Silicon Laboratories, Inc.(1)	14,700	557,718

		1,622,523
Shipping – 0.4%
Genco Shipping & Trading Ltd.	11,300	245,436

		245,436
Textiles Apparel & Shoes – 3.4%
Guess?, Inc.	43,890	1,131,484
Lululemon Athletica, Inc.(1)	56,990	742,580

		1,874,064
Truckers – 2.6%
C.H. Robinson Worldwide, Inc.	11,870	619,020
Landstar System, Inc.	21,600	775,656

		1,394,676
Utilities - Telecommunications – 2.2%
j2 Global Communications, Inc.(1)	52,738	1,189,769

		1,189,769

Total Common Stocks (Cost $46,712,425)		51,745,496

June 30, 2009 (unaudited)	Principal Amount	Value

Repurchase Agreements – 5.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $3,030,000 due 7/1/2009(3)	$3,030,000	$3,030,000

Total Repurchase Agreements (Cost $3,030,000)		3,030,000

Total Investments – 100.4% (Cost $49,742,425)		54,775,496

Other Liabilities, Net – (0.4)%		(229,147)

Total Net Assets – 100.0%		$54,546,349

(1)	Non-income producing security.
(2)	When-issued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Bond	6.25%	8/15/2023	3,093,825

ADR	— American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$51,745,496	$—	$—	$51,745,496
Repurchase Agreements	—	3,030,000	—	3,030,000

Total	$51,745,496	$3,030,000	$—	$54,775,496

The accompanying notes are an integral part of these financial statements.

58	800-766-3863

Schedule of Investments – RS Mid Cap Growth Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 96.9%
Aerospace – 1.4%
TransDigm Group, Inc.(1)	21,510	$778,662

		778,662
Asset Management & Custodian – 3.0%
Affiliated Managers Group, Inc.(1)	18,760	1,091,644
Invesco Ltd.	33,440	595,901

		1,687,545
Biotechnology – 2.7%
Cephalon, Inc.(1)	11,900	674,135
Myriad Genetics, Inc.(1)	24,120	859,878
Myriad Pharmaceuticals, Inc.(1)(2)	6,030	28,040

		1,562,053
Chemicals - Diversified – 3.5%
FMC Corp.	20,450	967,285
Praxair, Inc.	14,530	1,032,647

		1,999,932
Commercial Services – 2.2%
FTI Consulting, Inc.(1)	24,970	1,266,478

		1,266,478
Communications Technology – 2.7%
Brocade Communications Systems, Inc.(1)	117,660	920,101
Juniper Networks, Inc.(1)	25,870	610,532

		1,530,633
Computer Services Software & Systems – 9.9%
Akamai Technologies, Inc.(1)	84,310	1,617,066
F5 Networks, Inc.(1)	42,210	1,460,044
McAfee, Inc.(1)	44,880	1,893,487
VeriSign, Inc.(1)	36,870	681,357

		5,651,954
Computer Technology – 3.7%
NetApp, Inc.(1)	28,990	571,683
NVIDIA Corp.(1)	65,620	740,850
Research In Motion Ltd.(1)	10,940	777,287

		2,089,820
Consumer Electronics – 1.8%
NetEase.com, Inc., ADR(1)	28,460	1,001,223

		1,001,223
Diversified Manufacturing Operations – 1.4%
Danaher Corp.	13,030	804,472

		804,472
Diversified Retail – 8.3%
Advance Auto Parts, Inc.	12,480	517,795
Netflix, Inc.(1)	22,510	930,563
Nordstrom, Inc.	18,140	360,805
Ross Stores, Inc.	36,630	1,413,918
Urban Outfitters, Inc.(1)	71,610	1,494,501

		4,717,582
Electronic Components – 1.6%
Amphenol Corp., Class A	28,330	896,361

		896,361
Electronic Entertainment – 3.0%
Activision Blizzard, Inc.(1)	133,590	1,687,242

		1,687,242
Engineering & Contracting Services – 1.9%
Aecom Technology Corp.(1)	33,230	1,063,360

		1,063,360

June 30, 2009 (unaudited)	Shares	Value

Financial Data & Systems – 3.2%
Global Payments, Inc.	18,360	$687,766
MasterCard, Inc., Class A	6,920	1,157,785

		1,845,551
Hotel/Motel – 1.2%
Wynn Resorts Ltd.(1)	19,720	696,116

		696,116
Leisure Time – 1.3%
Priceline.com, Inc.(1)	6,760	754,078

		754,078
Machinery - Specialty – 1.4%
Bucyrus International, Inc.	28,200	805,392

		805,392
Medical & Dental Instruments & Supplies – 4.0%
Inverness Medical Innovations, Inc.(1)	20,810	740,420
ResMed, Inc.(1)	18,910	770,204
St. Jude Medical, Inc.(1)	18,890	776,379

		2,287,003
Medical Equipment – 1.1%
Illumina, Inc.(1)	16,110	627,323

		627,323
Medical Services – 2.7%
Covance, Inc.(1)	15,780	776,376
Quest Diagnostics, Inc.	13,940	786,634

		1,563,010
Metal Fabricating – 2.2%
Precision Castparts Corp.	7,010	511,941
Reliance Steel & Aluminum Co.	19,180	736,320

		1,248,261
Metals & Minerals - Diversified – 0.8%
Compass Minerals International, Inc.	7,920	434,887

		434,887
Oil: Crude Producers – 5.1%
Comstock Resources, Inc.(1)	19,360	639,848
Range Resources Corp.	21,450	888,244
Southwestern Energy Co.(1)	35,580	1,382,283

		2,910,375
Oil Well Equipment & Services – 4.5%
Cameron International Corp.(1)	23,770	672,691
Core Laboratories N.V.	13,600	1,185,240
Oceaneering International, Inc.(1)	15,370	694,724

		2,552,655
Pharmaceuticals – 3.6%
Mead Johnson Nutrition Co., Class A(1)	25,010	794,568
Mylan, Inc.(1)	48,710	635,665
United Therapeutics Corp.(1)	7,730	644,141

		2,074,374
Production Technology Equipment – 1.0%
Lam Research Corp.(1)	22,720	590,720

		590,720
Restaurants – 3.9%
Starbucks Corp.(1)	65,910	915,490
Yum! Brands, Inc.	40,030	1,334,600

		2,250,090

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	59

Schedule of Investments – RS Mid Cap Growth Fund (continued)

June 30, 2009 (unaudited)	Shares	Value

Scientific Instruments - Control & Filter – 3.0%
Flowserve Corp.	15,750	$1,099,507
IDEX Corp.	25,750	632,678

		1,732,185
Scientific Instruments - Gauges & Meters – 1.0%
Itron, Inc.(1)	10,520	579,336

		579,336
Securities Brokerage & Services – 1.9%
CME Group, Inc.	1,970	612,887
IntercontinentalExchange, Inc.(1)	4,180	477,523

		1,090,410
Semiconductors & Components – 3.5%
Broadcom Corp., Class A(1)	34,730	860,957
Intersil Corp., Class A	89,970	1,130,923

		1,991,880
Telecommunications Equipment – 1.1%
American Tower Corp., Class A(1)	20,230	637,852

		637,852
Textiles Apparel & Shoes – 2.0%
Guess?, Inc.	43,990	1,134,063

		1,134,063
Truckers – 1.3%
C.H. Robinson Worldwide, Inc.	14,170	738,966

		738,966

Total Common Stocks (Cost $51,491,703)		55,281,844

June 30, 2009 (unaudited)	Principal Amount	Value
Repurchase Agreements – 4.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $2,589,000, due 7/1/2009(3)	$2,589,000	$2,589,000

Total Repurchase Agreements (Cost $2,589,000)		2,589,000

Total Investments – 101.5% (Cost $54,080,703)		57,870,844

Other Liabilities, Net – (1.5)%		(833,672)

Total Net Assets – 100.0%		$57,037,172

(1)	Non-income producing security.
(2)	When-issued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Note	4.00%	2/15/2014	2,644,897

ADR – American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$55,281,844	$—	$—	$55,281,844
Repurchase Agreements	—	2,589,000	—	2,589,000

Total	$55,281,844	$2,589,000	$—	$57,870,844

The accompanying notes are an integral part of these financial statements.

60	800-766-3863

Schedule of Investments – RS Growth Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 99.0%
Air Transport – 1.6%
FedEx Corp.	27,210	$1,513,420

		1,513,420
Asset Management & Custodian – 1.0%
Invesco Ltd.	56,010	998,098

		998,098
Biotechnology – 1.5%
Genzyme Corp.(1)	25,670	1,429,049

		1,429,049
Cable Television Services – 1.1%
The DIRECTV Group, Inc.(1)	44,090	1,089,464

		1,089,464
Chemicals - Diversified – 3.6%
Ecolab, Inc.	45,110	1,758,839
Praxair, Inc.	24,190	1,719,183

		3,478,022
Commercial Services – 1.9%
Accenture Ltd., Class A	55,340	1,851,676

		1,851,676
Communications Technology – 4.6%
Cisco Systems, Inc.(1)	129,920	2,421,709
QUALCOMM, Inc.	43,440	1,963,488

		4,385,197
Computer Services Software & Systems – 10.3%
Google, Inc., Class A(1)	7,200	3,035,448
McAfee, Inc.(1)	26,970	1,137,864
Microsoft Corp.	76,480	1,817,930
Oracle Corp.	54,620	1,169,960
Symantec Corp.(1)	97,030	1,509,787
VeriSign, Inc.(1)	66,880	1,235,943

		9,906,932
Computer Technology – 12.2%
Apple, Inc.(1)	27,910	3,975,221
EMC Corp.(1)	106,750	1,398,425
Hewlett-Packard Co.	75,900	2,933,535
International Business Machines Corp.	11,000	1,148,620
NetApp, Inc.(1)	46,170	910,472
Research In Motion Ltd.(1)	18,010	1,279,611

		11,645,884
Diversified Financial Services – 2.2%
JPMorgan Chase & Co.	30,630	1,044,789
The Goldman Sachs Group, Inc.	7,140	1,052,722

		2,097,511
Diversified Manufacturing Operations – 2.2%
Danaher Corp.	33,320	2,057,177

		2,057,177
Diversified Retail – 5.0%
Amazon.com, Inc.(1)	18,130	1,516,756
Target Corp.	58,180	2,296,364
Wal-Mart Stores, Inc.	20,320	984,301

		4,797,421
Electronic Entertainment – 1.7%
Activision Blizzard, Inc.(1)	128,650	1,624,850

		1,624,850

June 30, 2009 (unaudited)	Shares	Value

Fertilizers – 1.3%
Monsanto Co.	17,200	$1,278,648

		1,278,648
Financial Data & Systems – 1.9%
Visa, Inc., Class A	29,160	1,815,502

		1,815,502
Foods – 4.2%
Kellogg Co.	33,140	1,543,330
Sysco Corp.	42,880	963,942
Unilever PLC, ADR	66,420	1,560,870

		4,068,142
Health Care Services – 1.5%
Medco Health Solutions, Inc.(1)	31,130	1,419,839

		1,419,839
Medical & Dental Instruments & Supplies – 1.3%
St. Jude Medical, Inc.(1)	30,520	1,254,372

		1,254,372
Medical Equipment – 1.1%
Illumina, Inc.(1)	25,820	1,005,431

		1,005,431
Medical Services – 1.1%
Quest Diagnostics, Inc.	18,180	1,025,897

		1,025,897
Metal Fabricating – 0.9%
Precision Castparts Corp.	12,220	892,427

		892,427
Offshore Drilling & Other Services – 1.5%
Transocean Ltd.(1)	18,960	1,408,538

		1,408,538
Oil: Crude Producers – 5.5%
Occidental Petroleum Corp.	28,440	1,871,637
Range Resources Corp.	36,920	1,528,857
Southwestern Energy Co.(1)	47,780	1,856,253

		5,256,747
Oil Well Equipment & Services – 2.7%
Cameron International Corp.(1)	39,380	1,114,454
Schlumberger Ltd.	27,010	1,461,511

		2,575,965
Personal Care – 1.7%
Colgate-Palmolive Co.	22,420	1,585,991

		1,585,991
Pharmaceuticals – 6.2%
Abbott Laboratories	46,120	2,169,485
Gilead Sciences, Inc.(1)	49,880	2,336,379
Teva Pharmaceutical Industries Ltd., ADR	29,270	1,444,182

		5,950,046
Railroads – 1.6%
CSX Corp.	43,380	1,502,249

		1,502,249
Restaurants – 3.6%
McDonald’s Corp.	17,520	1,007,225
Starbucks Corp.(1)	112,330	1,560,264
Yum! Brands, Inc.	27,450	915,183

		3,482,672

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	61

Schedule of Investments – RS Growth Fund (continued)

June 30, 2009 (unaudited)	Shares	Value

Scientific Instruments - Control & Filter – 1.9%
Flowserve Corp.	26,320	$1,837,399

		1,837,399
Scientific Instruments - Pollution Control – 2.1%
Republic Services, Inc.	83,340	2,034,329

		2,034,329
Securities Brokerage & Services – 1.9%
CME Group, Inc.	3,280	1,020,441
IntercontinentalExchange, Inc.(1)	6,980	797,395

		1,817,836
Telecommunications Equipment – 1.3%
Nokia Oyj, ADR	88,390	1,288,726

		1,288,726
Textiles Apparel & Shoes – 1.0%
NIKE, Inc., Class B	17,890	926,344

		926,344
Tobacco – 2.2%
Philip Morris International, Inc.	49,330	2,151,775

		2,151,775
Transportation Miscellaneous – 2.1%
United Parcel Service, Inc., Class B	39,930	1,996,101

		1,996,101
Utilities - Electrical – 1.5%
Public Service Enterprise Group, Inc.	44,340	1,446,814

		1,446,814

Total Common Stocks (Cost $91,189,394)		94,896,491

June 30, 2009 (unaudited)	Principal Amount	Value

Repurchase Agreements – 1.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $1,793,000, due 7/1/2009(2)	$1,793,000	$1,793,000

Total Repurchase Agreements (Cost $1,793,000)		1,793,000

Total Investments – 100.9% (Cost $92,982,394)		96,689,491

Other Liabilities, Net – (0.9)%		(898,337)

Total Net Assets – 100.0%		$95,791,154

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Note	4.00%	2/15/2014	1,830,247

ADR	– American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$94,896,491	$—	$—	$94,896,491
Repurchase Agreements	—	1,793,000	—	1,793,000

Total	$94,896,491	$1,793,000	$—	$96,689,491

The accompanying notes are an integral part of these financial statements.

62	800-766-3863

Schedule of Investments – RS Technology Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 97.1%
Advertising Agencies – 0.9%
ValueClick, Inc.(1)	102,099	$1,074,081

		1,074,081
Cable Television Services – 0.7%
The DIRECTV Group, Inc.(1)	32,470	802,334

		802,334
Communications Technology – 13.9%
Airvana, Inc.(1)	84,344	537,271
Brocade Communications Systems, Inc.(1)	236,670	1,850,759
Ciena Corp.(1)	226,710	2,346,449
Cisco Systems, Inc.(1)	183,830	3,426,591
Harris Stratex Networks, Inc., Class A(1)	297,330	1,926,699
Juniper Networks, Inc.(1)	57,240	1,350,864
QUALCOMM, Inc.	45,870	2,073,324
Riverbed Technology, Inc.(1)	55,840	1,294,930
ShoreTel, Inc.(1)	96,520	772,160
Sonus Networks, Inc.(1)	408,040	656,944

		16,235,991
Computer Services Software & Systems – 31.8%
3PAR, Inc.(1)	125,060	1,550,744
Akamai Technologies, Inc.(1)	79,190	1,518,864
Blue Coat Systems, Inc.(1)	68,160	1,127,366
Compellent Technologies, Inc.(1)	55,771	850,508
comScore, Inc.(1)	81,295	1,082,849
Digital River, Inc.(1)	87,830	3,189,986
Equinix, Inc.(1)	10,190	741,221
F5 Networks, Inc.(1)	84,920	2,937,383
Google, Inc., Class A(1)	12,070	5,088,591
GSI Commerce, Inc.(1)	151,789	2,162,993
Informatica Corp.(1)	88,950	1,529,051
Internet Brands, Inc., Class A(1)	237,669	1,663,683
LogMeIn, Inc.(1)	13,080	209,280
McAfee, Inc.(1)	34,280	1,446,273
Microsoft Corp.	196,210	4,663,912
Omniture, Inc.(1)	113,547	1,426,150
PROS Holdings, Inc.(1)	245,234	1,991,300
Solarwinds, Inc.(1)	62,910	1,037,386
VeriSign, Inc.(1)	56,840	1,050,403
Yahoo! Inc.(1)	120,530	1,887,500

		37,155,443
Computer Technology – 14.5%
Apple, Inc.(1)	35,270	5,023,506
Dell, Inc.(1)	168,790	2,317,487
EMC Corp.(1)	69,050	904,555
Hewlett-Packard Co.	50,470	1,950,665
Netezza Corp.(1)	116,190	966,701
NVIDIA Corp.(1)	101,380	1,144,580
Palm, Inc.(1)	97,550	1,616,404
Research In Motion Ltd.(1)	20,160	1,432,368
STEC, Inc.(1)	48,331	1,120,796
Super Micro Computer, Inc.(1)	68,602	525,491

		17,002,553
Consumer Electronics – 3.6%
NetEase.com, Inc., ADR(1)	31,750	1,116,965
Nintendo Co., Ltd., ADR	17,940	618,392
TiVo, Inc.(1)	235,160	2,464,477

		4,199,834

June 30, 2009 (unaudited)	Shares	Value

Consumer Lending – 0.7%
Tree.com, Inc.(1)	78,257	$751,267

		751,267
Diversified Retail – 4.9%
Amazon.com, Inc.(1)	33,710	2,820,179
Netflix, Inc.(1)	43,900	1,814,826
Shutterfly, Inc.(1)	78,860	1,100,097

		5,735,102
Electronic Entertainment – 2.1%
Activision Blizzard, Inc.(1)	115,250	1,455,607
THQ, Inc.(1)	144,900	1,037,484

		2,493,091
Energy Equipment – 1.1%
China Sunergy Co., Ltd., ADR(1)	302,040	1,304,813

		1,304,813
Leisure Time – 3.0%
Ctrip.com International Ltd., ADR(1)	47,650	2,206,195
Priceline.com, Inc.(1)	12,140	1,354,217

		3,560,412
Machinery - Industrial – 0.6%
Flow International Corp.(1)	314,060	738,041

		738,041
Printing And Copying Services – 1.6%
VistaPrint Ltd.(1)	42,770	1,824,141

		1,824,141
Semiconductors & Components – 14.1%
Broadcom Corp., Class A(1)	44,680	1,107,617
Cavium Networks, Inc.(1)	49,761	836,482
Entropic Communications, Inc.(1)	398,870	897,458
FormFactor, Inc.(1)	44,700	770,628
Intersil Corp., Class A	142,402	1,789,993
Micron Technology, Inc.(1)	245,220	1,240,813
Monolithic Power Systems, Inc.(1)	61,050	1,368,131
Netlogic Microsystems, Inc.(1)	21,130	770,400
O2Micro International Ltd., ADR(1)	625,678	3,128,390
ON Semiconductor Corp.(1)	167,450	1,148,707
PLX Technology, Inc.(1)	69,710	262,807
Silicon Laboratories, Inc.(1)	31,220	1,184,487
Skyworks Solutions, Inc.(1)	107,530	1,051,643
Techwell, Inc.(1)	110,550	939,675

		16,497,231
Telecommunications Equipment – 1.0%
Ceragon Networks Ltd.(1)	183,040	1,213,555

		1,213,555
Utilities - Telecommunications – 2.6%
Cbeyond, Inc.(1)	99,310	1,425,099
j2 Global Communications, Inc.(1)	73,887	1,666,890

		3,091,989

Total Common Stocks (Cost $102,645,494)		113,679,878

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	63

Schedule of Investments – RS Technology Fund (continued)

June 30, 2009 (unaudited)	Warrants	Value

Warrants – 0.0%
Communications Technology – 0.0%
Lantronix, Inc.(1)(2)	2,878	$29

		29

Total Warrants (Cost $0)		29

	Principal Amount	Value
Repurchase Agreements – 3.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $4,302,000, due 7/1/2009(3)	$4,302,000	4,302,000

Total Repurchase Agreements (Cost $4,302,000)		4,302,000

Total Investments – 100.8% (Cost $106,947,494)		117,981,907

Other Liabilities, Net – (0.8)%		(929,375)

Total Net Assets – 100.0%		$117,052,532

(1)	Non-income producing security.
(2)	Fair valued security. See 1a in Notes to Financial Statements.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Bond	4.50%	5/15/2038	4,392,598

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$113,679,878	$—	$—	$113,679,878
Warrants	—	29	—	29
Repurchase Agreements	—	4,302,000	—	4,302,000

Total	$113,679,878	$4,302,029	$—	$117,981,907

The accompanying notes are an integral part of these financial statements.

64	800-766-3863

Schedule of Investments – RS Small Cap Equity Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 93.7%
Asset Management & Custodian – 1.2%
Affiliated Managers Group, Inc.(1)	19,900	$1,157,981

		1,157,981
Banks - Diversified – 0.8%
PrivateBancorp, Inc.	32,500	722,800

		722,800
Beverage - Soft Drinks – 1.0%
Peet’s Coffee & Tea, Inc.(1)	36,119	910,199

		910,199
Biotechnology – 3.1%
Halozyme Therapeutics, Inc.(1)	100,686	701,781
Myriad Genetics, Inc.(1)	37,068	1,321,474
Myriad Pharmaceuticals, Inc.(1)(2)	9,267	43,092
Nektar Therapeutics(1)	126,600	820,368

		2,886,715
Casinos & Gambling – 2.7%
Scientific Games Corp., Class A(1)	49,594	782,098
WMS Industries, Inc.(1)	55,787	1,757,848

		2,539,946
Chemicals - Diversified – 1.8%
Calgon Carbon Corp.(1)	51,180	710,890
FMC Corp.	21,672	1,025,086

		1,735,976
Chemicals - Speciality – 0.5%
ChemSpec International Ltd., ADR(1)	54,500	457,800

		457,800
Commercial Services – 2.3%
FTI Consulting, Inc.(1)	19,806	1,004,560
Robert Half International, Inc.	49,800	1,176,276

		2,180,836
Communications Technology – 1.8%
Ciena Corp.(1)	64,800	670,680
Riverbed Technology, Inc.(1)	45,200	1,048,188

		1,718,868
Computer Services Software & Systems – 12.7%
3PAR, Inc.(1)	104,885	1,300,574
Akamai Technologies, Inc.(1)	56,701	1,087,525
Compellent Technologies, Inc.(1)	52,379	798,780
comScore, Inc.(1)	61,317	816,743
Digital River, Inc.(1)	51,170	1,858,494
F5 Networks, Inc.(1)	41,300	1,428,567
GSI Commerce, Inc.(1)	96,281	1,372,004
Informatica Corp.(1)	73,629	1,265,683
LogMeIn, Inc.(1)	10,600	169,600
Omniture, Inc.(1)	85,129	1,069,220
Solarwinds, Inc.(1)	51,700	852,533

		12,019,723
Computer Technology – 1.5%
Netezza Corp.(1)	92,433	769,043
STEC, Inc.(1)	27,442	636,380

		1,405,423
Construction – 0.6%
Insituform Technologies, Inc., Class A(1)	31,632	536,795

		536,795

June 30, 2009 (unaudited)	Shares	Value

Consumer Electronics – 0.8%
TiVo, Inc.(1)	68,444	$717,293

		717,293
Consumer Lending – 1.4%
Portfolio Recovery Associates, Inc.(1)	34,816	1,348,424

		1,348,424
Diversified Financial Services – 1.2%
Duff & Phelps Corp., Class A	36,600	650,748
FBR Capital Markets Corp.(1)	106,700	501,490

		1,152,238
Diversified Materials & Processing – 0.5%
Hexcel Corp.(1)	51,228	488,203

		488,203
Diversified Retail – 6.2%
Advance Auto Parts, Inc.	25,600	1,062,144
Hot Topic, Inc.(1)	115,800	846,498
Lumber Liquidators, Inc.(1)	61,558	970,154
Netflix, Inc.(1)	34,800	1,438,632
Urban Outfitters, Inc.(1)	76,528	1,597,139

		5,914,567
Engineering & Contracting Services – 1.1%
Aecom Technology Corp.(1)	32,400	1,036,800

		1,036,800
Financial Data & Systems – 3.2%
CyberSource Corp.(1)	77,274	1,182,292
MSCI, Inc., Class A(1)	47,023	1,149,242
Riskmetrics Group, Inc.(1)	37,374	660,025

		2,991,559
Health Care - Miscellaneous – 1.6%
MedAssets, Inc.(1)	77,391	1,505,255

		1,505,255
Health Care Management Services – 0.9%
Catalyst Health Solutions, Inc.(1)	32,065	799,701
Medidata Solutions, Inc.(1)	4,693	76,871

		876,572
Health Care Services – 3.9%
athenahealth, Inc.(1)	36,113	1,336,542
CardioNet, Inc.(1)	40,740	664,877
Phase Forward, Inc.(1)	54,703	826,562
RehabCare Group, Inc.(1)	37,843	905,583

		3,733,564
Hotel/Motel – 0.8%
Wynn Resorts Ltd.(1)	21,146	746,454

		746,454
Insurance - Property-Casualty – 1.2%
Tower Group, Inc.	44,425	1,100,852

		1,100,852
Leisure Time – 2.8%
Ctrip.com International Ltd., ADR(1)	37,803	1,750,279
Priceline.com, Inc.(1)	8,287	924,415

		2,674,694
Machinery - Specialty – 0.9%
Bucyrus International, Inc.	31,300	893,928

		893,928

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	65

Schedule of Investments – RS Small Cap Equity Fund (continued)

June 30, 2009 (unaudited)	Shares	Value

Medical & Dental Instruments & Supplies – 3.8%
Insulet Corp.(1)	78,308	$602,972
Inverness Medical Innovations, Inc.(1)	21,400	761,412
NuVasive, Inc.(1)	16,800	749,280
ResMed, Inc.(1)	14,111	574,741
Volcano Corp.(1)	65,770	919,464

		3,607,869
Medical Equipment – 0.7%
Illumina, Inc.(1)	16,726	651,310

		651,310
Oil: Crude Producers – 2.2%
Comstock Resources, Inc.(1)	25,770	851,698
Concho Resources, Inc.(1)	42,100	1,207,849

		2,059,547
Oil Well Equipment & Services – 2.9%
Core Laboratories N.V.	10,569	921,089
Dril-Quip, Inc.(1)	30,253	1,152,639
Superior Energy Services, Inc.(1)	41,138	710,453

		2,784,181
Pharmaceuticals – 3.2%
BioMarin Pharmaceutical, Inc.(1)	61,455	959,313
Mylan, Inc.(1)	46,481	606,577
United Therapeutics Corp.(1)	17,788	1,482,274

		3,048,164
Power Transmission Equipment – 2.2%
Regal-Beloit Corp.	51,409	2,041,965

		2,041,965
Printing And Copying Services – 1.8%
VistaPrint Ltd.(1)	39,406	1,680,666

		1,680,666
Restaurants – 3.9%
BJ’s Restaurants, Inc.(1)	54,820	924,814
Chipotle Mexican Grill, Inc., Class B(1)	17,900	1,249,241
P.F. Chang’s China Bistro, Inc.(1)	46,289	1,484,025

		3,658,080
Scientific Instruments - Control & Filter – 1.2%
Duoyuan Global Water, Inc., ADR(1)	18,400	446,752
IDEX Corp.	28,600	702,702

		1,149,454
Scientific Instruments - Electrical – 0.9%
GrafTech International Ltd.(1)	71,900	813,189

		813,189
Scientific Instruments - Gauges & Meters – 0.6%
Itron, Inc.(1)	11,100	611,277

		611,277
Semiconductors & Components – 4.9%
Cavium Networks, Inc.(1)	42,970	722,326
FormFactor, Inc.(1)	36,315	626,070
Intersil Corp., Class A	55,500	697,635
Monolithic Power Systems, Inc.(1)	30,659	687,068
Netlogic Microsystems, Inc.(1)	19,065	695,110
O2Micro International Ltd., ADR(1)	52,244	261,220
Silicon Laboratories, Inc.(1)	25,200	956,088

		4,645,517

June 30, 2009 (unaudited)	Shares	Value

Shipping – 0.6%
Genco Shipping & Trading Ltd.	25,400	$551,688

		551,688
Textiles Apparel & Shoes – 2.6%
Guess?, Inc.	56,800	1,464,304
Lululemon Athletica, Inc.(1)	76,700	999,401

		2,463,705
Truckers – 2.3%
J.B. Hunt Transport Services, Inc.	28,200	860,946
Knight Transportation, Inc.	45,613	754,895
Landstar System, Inc.	16,900	606,879

		2,222,720
Utilities - Telecommunications – 3.4%
Cbeyond, Inc.(1)	67,222	964,636
j2 Global Communications, Inc.(1)	66,786	1,506,692
Neutral Tandem, Inc.(1)	26,004	767,638

		3,238,966

Total Common Stocks (Cost $79,165,535)		88,681,763

	Shares	Value
Exchange-Traded Funds – 0.7%
Biotechnology – 0.7%
iShares Nasdaq Biotechnology Index Fund(1)	9,200	669,392

Total Exchange-Traded Funds (Cost $669,504)		669,392

	Principal Amount	Value
Repurchase Agreements – 5.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $5,473,000 due 7/1/2009(3)	$5,473,000	5,473,000

Total Repurchase Agreements (Cost $5,473,000)		5,473,000

Total Investments – 100.2% (Cost $85,308,039)		94,824,155

Other Liabilities, Net – (0.2)%		(159,645)

Total Net Assets – 100.0%		$94,664,510

(1)	Non-income producing security.
(2)	When-issued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Note	4.125%	8/31/2012	5,586,367

ADR — American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

66	800-766-3863

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$88,681,763	$—	$—	$88,681,763
Exchange-Traded Funds	669,392	—	—	669,392
Repurchase Agreements	—	5,473,000	—	5,473,000

Total	$89,351,155	$5,473,000	$—	$94,824,155

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	67

Financial Information

Statement of Assets and Liabilities As of June 30, 2009 (unaudited)

	RS Small Cap Growth	RS Smaller Company Growth
Assets
Investments, at value	$298,128,946	$87,197,625
Cash and cash equivalents	227	—
Receivable for investments sold	4,435,757	3,632,306
Receivable for fund shares subscribed	74,208	33,613
Dividends/interest receivable	38,142	12,419
Total Assets	302,677,280	90,875,963
Liabilities
Payable for investments purchased	4,052,564	1,215,697
Due to custodian	—	673,793
Payable to adviser	231,925	76,377
Payable for fund shares redeemed	77,791	1,045,796
Payable to distributor	59,813	19,100
Accrued trustees’ fees	10,966	2,967
Accrued expenses/other liabilities	468,609	394,241
Total Liabilities	4,901,668	3,427,971
Total Net Assets	$297,775,612	$87,447,992
Net Assets Consist of:
Paid-in capital	$1,638,508,980	$154,207,466
Accumulated net investment loss	(2,082,688)	(992,831)
Accumulated net realized loss from investments	(1,371,998,113)	(74,332,837)
Net unrealized appreciation on investments	33,347,433	8,566,194
Total Net Assets	$297,775,612	$87,447,992
Investments, at Cost	$264,781,513	$78,631,431
Pricing of Shares
Net Assets:
Class A	$289,529,604	$85,964,337
Class B	—	—
Class C	338,363	37,029
Class K	326,190	148,883
Class Y	7,581,455	1,297,743
Shares of Beneficial Interest Outstanding with no Par Value:
Class A	11,211,916	7,232,809
Class B	—	—
Class C	13,400	3,199
Class K	12,873	12,758
Class Y	291,385	108,459
Net Asset Value Per Share:
Class A	$25.82	$11.89
Class B	—	—
Class C	25.25	11.57
Class K	25.34	11.67
Class Y	26.02	11.97
Sales Charge Class A (Load)	4.75%	4.75%
Maximum Offering Price Per Class A Share	$27.11	$12.48

The accompanying notes are an integral part of these financial statements.

68	800-766-3863

RS Select Growth	RS Mid Cap Growth	RS Growth	RS Technology	RS Small Cap Equity

$54,775,496	$57,870,844	$96,689,491	$117,981,907	$94,824,155
669	185	591	383	295
46,321	—	—	972,300	1,264,790
35,522	11,716	20,138	221,999	78,217
10,299	44,169	96,035	3,957	18,150
54,868,307	57,926,914	96,806,255	119,180,546	96,185,607

165,277	299,711	810,098	1,853,306	1,227,783
—	—	—	—	—
44,925	34,405	66,074	91,221	58,465
19,906	346,337	4,622	48,550	101,437
11,021	12,198	20,028	22,793	17,229
2,079	4,478	3,605	2,590	2,787
78,750	192,613	110,674	109,554	113,396
321,958	889,742	1,015,101	2,128,014	1,521,097
$54,546,349	$57,037,172	$95,791,154	$117,052,532	$94,664,510

$177,058,607	$164,531,102	$152,538,268	$146,852,773	$139,145,404
(346,235)	(290,585)	(6,555)	(642,831)	(211,633)
(127,199,094)	(110,993,486)	(60,447,656)	(40,191,823)	(53,785,377)
5,033,071	3,790,141	3,707,097	11,034,413	9,516,116
$54,546,349	$57,037,172	$95,791,154	$117,052,532	$94,664,510
$49,742,425	$54,080,703	$92,982,394	$106,947,494	$85,308,039

$52,509,814	$54,751,383	$94,260,071	$115,412,192	$72,153,751
—	—	—	—	2,232,294
1,275	377,596	208,981	198,869	7,665,316
80,872	405,529	530,079	297,988	12,144,301
1,954,388	1,502,664	792,023	1,143,483	468,848

2,967,337	7,708,607	11,069,454	9,741,346	7,225,693
—	—	—	—	270,825
74	54,386	24,907	17,192	935,729
4,693	58,147	62,265	25,525	1,274,420
113,706	209,959	92,695	95,703	47,095

$17.70	$7.10	$8.52	$11.85	$9.99
—	—	—	—	8.24
17.38	6.94	8.39	11.57	8.19
17.23	6.97	8.51	11.67	9.53
17.19	7.16	8.54	11.95	9.96
4.75%	4.75%	4.75%	4.75%	4.75%
$18.58	$7.45	$8.94	$12.44	$10.49

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	69

Financial Information (continued)

Statement of Operations For the Six-Month Period Ended June 30, 2009 (unaudited)

	RS Small Cap Growth	RS Smaller Company Growth
Investment Income
Dividends	$219,010	$70,034
Interest	5,871	2,119
Withholding taxes on foreign dividends	(1,246)	(523)
Total Investment Income	223,635	71,630
Expenses
Investment advisory fees	1,237,209	445,025
Distribution fees	319,204	110,357
Transfer agent fees	280,632	132,421
Reorganizational costs	167,429	258,167
Shareholder reports	99,810	55,500
Professional fees	43,948	31,451
Custodian fees	43,042	23,668
Registration fees	30,802	37,565
Administrative service fees	30,442	11,688
Trustees’ fees and expenses	13,016	3,732
Insurance expense	2,503	1,086
Other expenses	4,819	622
Total Expenses	2,272,856	1,111,282
Less: Fee waiver by adviser/distributor	—	(4,451)
Less: Custody credits	(143)	(92)
Total Expenses, Net	2,272,713	1,106,739
Net Investment Income/(Loss)	(2,049,078)	(1,035,109)
Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized loss from investments	(31,903,545)	(16,756,487)
Net change in unrealized appreciation/depreciation on investments	76,915,337	28,322,977
Net Gain on Investments	45,011,792	11,566,490
Net Increase in Net Assets Resulting from Operations	$42,962,714	$10,531,381

The accompanying notes are an integral part of these financial statements.

70	800-766-3863

RS Select Growth	RS Mid Cap Growth	RS Growth	RS Technology	RS Small Cap Equity

$88,144	$190,895	$683,178	$97,431	$395,677
66,979	1,710	1,013	3,083	793
(1,302)	(1,664)	(8,426)	—	(78)
153,821	190,941	675,765	100,514	396,392

244,334	297,606	359,727	403,508	318,839
60,657	88,283	113,005	101,073	161,214
66,446	90,441	82,999	79,690	85,618
—	—	—	—	—
27,474	47,430	33,830	25,449	19,449
20,952	26,604	24,896	21,138	25,059
17,790	21,077	15,785	26,979	22,518
48,719	30,095	29,190	37,788	31,509
5,524	11,082	11,919	7,260	10,042
2,670	4,941	4,887	3,308	3,995
—	2,931	2,300	1,492	834
262	1,840	2,136	1,055	1,769
494,828	622,330	680,674	708,740	680,846
(2,445)	(99,616)	(9,268)	—	(79,716)
(57)	(55)	(88)	(79)	(46)
492,326	522,659	671,318	708,661	601,084
(338,505)	(331,718)	4,447	(608,147)	(204,692)

(7,033,472)	(18,750,578)	(12,693,282)	(1,139,872)	(20,129,306)
15,160,077	22,930,065	18,763,155	30,594,896	28,629,010
8,126,605	4,179,487	6,069,873	29,455,024	8,499,704
$7,788,100	$3,847,769	$6,074,320	$28,846,877	$8,295,012

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	71

Financial Information (continued)

Statement of Changes in Net Assets Six-month-ended numbers are unaudited

	RS Small Cap Growth		RS Smaller Company Growth

	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08
Operations
Net investment income/(loss)	$(2,049,078)	$(4,986,179)	$(1,035,109)	$(2,004,960)
Net realized loss from investments	(31,903,545)	(99,009,517)	(16,756,487)	(56,333,732)
Net change in unrealized appreciation/depreciation on investments	76,915,337	(141,728,771)	28,322,977	(57,760,752)
Net Increase/(Decrease) in Net Assets Resulting from Operations	42,962,714	(245,724,467)	10,531,381	(116,099,444)
Distributions to Shareholders
Net realized gain on investments
Class A	—	—	—	(1,240,187)
Class C	—	—	—	(220)
Class K	—	—	—	(1,125)
Class Y	—	—	—	(12,853)
Total Distributions	—	—	—	(1,254,385)
Capital Share Transactions
Proceeds from sales of shares	19,988,539	64,211,839	13,344,768	68,570,124
Reinvestment of distributions	—	—	—	1,205,455
Cost of shares redeemed	(23,148,048)	(134,872,668)	(35,879,669)	(104,505,777)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,159,509)	(70,660,829)	(22,534,901)	(34,730,198)
Net Increase/(Decrease) in Net Assets	39,803,205	(316,385,296)	(12,003,520)	(152,084,027)
Net Assets
Beginning of period	257,972,407	574,357,703	99,451,512	251,535,539
End of period	$297,775,612	$257,972,407	$87,447,992	$99,451,512
Accumulated Undistributed Net Investment Income/(Loss) Included in Net Assets	$(2,082,688)	$(33,610)	$(992,831)	$42,278
Other Information:
Shares
Sold	912,149	2,057,370	1,242,079	4,276,871
Reinvested	—	—	—	118,197
Redeemed	(1,052,491)	(4,521,610)	(3,362,696)	(7,208,635)
Net Decrease	(140,342)	(2,464,240)	(2,120,617)	(2,813,567)

The accompanying notes are an integral part of these financial statements.

72	800-766-3863

RS Select Growth		RS Mid Cap Growth		RS Growth

For the Six Months Ended 6/30/09	For the Year Ended 12/31/08	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08

$(338,505)	$(1,167,178)	$(331,718)	$(1,727,100)	$4,447	$(424,419)
(7,033,472)	(17,998,769)	(18,750,578)	(90,340,793)	(12,693,282)	(46,864,122)

15,160,077	(28,470,474)	22,930,065	(49,158,459)	18,763,155	(36,065,036)

7,788,100	(47,636,421)	3,847,769	(141,226,352)	6,074,320	(83,353,577)

—	—	—	(3,558,701)	—	(1,947,403)
—	—	—	(17,833)	—	(3,361)
—	—	—	(10,926)	—	(6,475)
—	—	—	(37,222)	—	(16,446)
—	—	—	(3,624,682)	—	(1,973,685)

4,724,831	6,608,035	4,032,014	25,245,822	2,344,334	18,078,445
—	—	—	3,514,861	—	1,932,741
(5,847,680)	(40,918,716)	(42,162,131)	(85,727,664)	(5,705,675)	(41,319,215)

(1,122,849)	(34,310,681)	(38,130,117)	(56,966,981)	(3,361,341)	(21,308,029)
6,665,251	(81,947,102)	(34,282,348)	(201,818,015)	2,712,979	(106,635,291)

47,881,098	129,828,200	91,319,520	293,137,535	93,078,175	199,713,466
$54,546,349	$47,881,098	$57,037,172	$91,319,520	$95,791,154	$93,078,175

$(346,235)	$(7,730)	$(290,585)	$41,133	$(6,555)	$(11,002)

281,211	306,017	605,201	2,336,387	294,002	1,528,442
—	—	—	559,736	—	246,935
(371,603)	(1,862,908)	(6,703,758)	(9,449,535)	(730,767)	(3,928,043)
(90,392)	(1,556,891)	(6,098,557)	(6,553,412)	(436,765)	(2,152,666)

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	73

Financial Information (continued)

Statement of Changes in Net Assets (continued) Six-month-ended numbers are unaudited

	RS Technology		RS Small Cap Equity

	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08
Operations
Net investment loss	$(608,147)	$(782,716)	$(204,692)	$(568,279)
Net realized loss from investments	(1,139,872)	(20,606,560)	(20,129,306)	(34,185,679)
Net change in unrealized appreciation/depreciation on investments	30,594,896	(52,158,177)	28,629,010	(19,269,522)
Net Increase/(Decrease) in Net Assets Resulting from Operations	28,846,877	(73,547,453)	8,295,012	(54,023,480)
Distributions to Shareholders
Net investment income
Class A	—	(180,940)	—	(77,731)
Class B	—	—	—	(3,422)
Class C	—	(438)	—	(9,872)
Class K	—	(471)	—	(12,746)
Class Y	—	(1,362)	—	(219)
Net realized gain on investments
Class A	—	(547,855)	—	(399,515)
Class B	—	—	—	(17,609)
Class C	—	(1,362)	—	(50,793)
Class K	—	(1,464)	—	(65,579)
Class Y	—	(4,235)	—	(1,126)
Return of capital
Class A	—	—	—	(144,489)
Class B	—	—	—	(6,369)
Class C	—	—	—	(18,370)
Class K	—	—	—	(23,717)
Class Y	—	—	—	(407)
Total Distributions	—	(738,127)	—	(831,964)
Capital Share Transactions
Proceeds from sales of shares	38,412,271	18,696,675	7,263,994	19,570,759
Reinvestment of distributions	—	681,621	—	830,265
Cost of shares redeemed	(9,353,956)	(49,090,231)	(9,832,374)	(40,163,531)
Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	29,058,315	(29,711,935)	(2,568,380)	(19,762,507)
Net Increase/(Decrease) in Net Assets	57,905,192	(103,997,515)	5,726,632	(74,617,951)
Net Assets
Beginning of period	59,147,340	163,144,855	88,937,878	163,555,829
End of period	$117,052,532	$59,147,340	$94,664,510	$88,937,878
Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(34,684)	$—	$(6,941)
Accumulated Net Investment Loss Included in Net Assets	$(642,831)	$—	$(211,633)	$—
Other Information:
Shares
Sold	3,881,795	1,438,708	824,329	1,666,999
Reinvested	—	80,975	—	96,720
Redeemed	(960,997)	(3,867,843)	(1,125,724)	(3,449,945)
Net Increase/(Decrease)	2,920,798	(2,348,160)	(301,395)	(1,686,226)

The accompanying notes are an integral part of these financial statements.

74	800-766-3863

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Financial Information (continued)

The financial highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods (or, if shorter, the period since each Fund’s share class inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Small Cap Growth Fund (Class A)
Six Months Ended 6/30/09[1]	$22.10	$(0.18)	$3.90	$3.72	$—	$—	$—
Year Ended 12/31/08	40.63	(0.48)	(18.05)	(18.53)	—	—	—
Year Ended 12/31/07	35.66	(0.53)	5.50	4.97	—	—	—
Year Ended 12/31/06	32.58	(0.48)	3.56	3.08	—	—	—
Year Ended 12/31/05	32.36	(0.50)	0.72	0.22	—	—	—
Year Ended 12/31/04	28.10	(0.50)	4.76	4.26	—	—	—
RS Small Cap Growth Fund (Class C)
Six Months Ended 6/30/09[1]	$21.74	$(0.31)	$3.82	$3.51	$—	$—	$—
Year Ended 12/31/08	40.56	(0.49)	(18.33)	(18.82)	—	—	—
Period From 9/6/07[4] to 12/31/07[1]	40.51	(0.09)	0.14	0.05	—	—	—
RS Small Cap Growth Fund (Class K)
Six Months Ended 6/30/09[1]	$21.76	$(0.19)	$3.77	$3.58	$—	$—	$—
Year Ended 12/31/08	40.36	(0.25)	(18.35)	(18.60)	—	—	—
Period From 1/22/07[4] to 12/31/07[1]	35.52	(0.35)	5.19	4.84	—	—	—
RS Small Cap Growth Fund (Class Y)
Six Months Ended 6/30/09[1]	$22.23	$(0.14)	$3.93	$3.79	$—	$—	$—
Year Ended 12/31/08	40.73	(0.25)	(18.25)	(18.50)	—	—	—
Period From 5/1/07[4] to 12/31/07[1]	37.61	(0.16)	3.28	3.12	—	—	—
RS Smaller Company Growth Fund (Class A)
Six Months Ended 6/30/09[1]	$10.49	$(0.14)	$1.54	$1.40	$—	$—	$—
Year Ended 12/31/08	20.46	(0.21)	(9.63)	(9.84)	—	(0.13)	(0.13)
Year Ended 12/31/07	21.10	(0.22)	1.19	0.97	—	(1.61)	(1.61)
Year Ended 12/31/06	21.11	(0.19)	1.17	0.98	—	(0.99)	(0.99)
Year Ended 12/31/05	22.57	(0.22)	1.78	1.56	—	(3.02)	(3.02)
Year Ended 12/31/04	20.58	(0.28)	3.39	3.11	—	(1.12)	(1.12)
RS Smaller Company Growth Fund (Class C)
Six Months Ended 6/30/09[1]	$10.29	$(0.06)	$1.34	$1.28	$—	$—	$—
Period From 1/2/08[4] to 12/31/08[1]	20.18	(0.20)	(9.56)	(9.76)	—	(0.13)	(0.13)
RS Smaller Company Growth Fund (Class K)
Six Months Ended 6/30/09[1]	$10.34	$(0.09)	$1.42	$1.33	$—	$—	$—
Year Ended 12/31/08	20.40	(0.24)	(9.69)	(9.93)	—	(0.13)	(0.13)
Period From 3/2/07[4] to 12/31/07[1]	20.92	(0.05)	1.14	1.09	—	(1.61)	(1.61)
RS Smaller Company Growth Fund (Class Y)
Six Months Ended 6/30/09[1]	$10.54	$(0.09)	$1.52	$1.43	$—	$—	$—
Year Ended 12/31/08	20.50	(0.12)	(9.71)	(9.83)	—	(0.13)	(0.13)
Period From 5/1/07[4] to 12/31/07[1]	22.01	(0.04)	0.14	0.10	—	(1.61)	(1.61)

See notes to Financial Highlights on page 83.

The accompanying notes are an integral part of these financial statements.

76	800-766-3863

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[3]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$25.82	16.83%	$289,530	1.69%	1.69%	(1.52)%	(1.52)%	90%
22.10	(45.61)%	251,233	1.49%	1.49%	(1.20)%	(1.20)%	159%
40.63	13.94%	563,068	1.47%	1.47%	(1.13)%	(1.13)%	120%
35.66	9.45%	738,413	1.51%	1.52%	(1.21)%	(1.22)%	129%
32.58	0.68%	930,296	1.54%	1.54%	(1.32)%	(1.32)%	95%
32.36	15.16%	1,399,778	1.59%	1.61%	(1.47)%	(1.49)%	156%

$25.25	16.15%	$338	2.91%	2.91%	(2.73)%	(2.73)%	90%
21.74	(46.40)%	305	3.11%	3.11%	(2.85)%	(2.85)%	159%
40.56	0.12%	161	2.07%	2.07%	(1.69)%	(1.69)%	120%

$25.34	16.45%	$326	2.34%	2.34%	(2.16)%	(2.16)%	90%
21.76	(46.09)%	212	2.40%	2.40%	(2.14)%	(2.14)%	159%
40.36	13.63%	64	2.36%	3.64%	(1.96)%	(3.24)%	120%

$26.02	17.05%	$7,582	1.29%	1.29%	(1.12)%	(1.12)%	90%
22.23	(45.42)%	6,222	1.16%	1.16%	(0.87)%	(0.87)%	159%
40.73	8.30%	11,064	1.10%	1.11%	(0.67)%	(0.68)%	120%

$11.89	13.35%	$85,964	2.21%	2.22%	(2.05)%	(2.06)%	79%
10.49	(48.08)%	98,315	1.54%	1.55%	(1.11)%	(1.12)%	169%
20.46	4.64%	249,795	1.51%	1.52%	(0.94)%	(0.95)%	136%
21.10	4.62%	299,479	1.52%	1.54%	(0.94)%	(0.96)%	151%
21.11	6.74%	242,129	1.55%	1.56%	(1.20)%	(1.21)%	122%
22.57	15.38%	213,767	1.59%	1.60%	(1.31)%	(1.32)%	163%

$11.57	12.44%	$37	3.39%	3.40%	(3.20)%	(3.21)%	79%
10.29	(48.35)%	18	3.82%	3.84%	(3.42)%	(3.44)%	169%

$11.67	12.86%	$149	2.88%	2.89%	(2.72)%	(2.71)%	79%
10.34	(48.66)%	93	2.70%	2.71%	(2.30)%	(2.31)%	169%
20.40	5.25%	61	1.90%	3.40%	(1.32)%	(2.82)%	136%

$11.97	13.57%	$1,298	1.72%	1.73%	(1.56)%	(1.57)%	79%
10.54	(47.94)%	1,026	1.27%	1.28%	(0.85)%	(0.86)%	169%
20.50	0.49%	1,679	1.25%	1.30%	(0.60)%	(0.65)%	136%

See notes to Financial Highlights on page 83.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	77

Financial Information (continued)

Financial Highlights (continued) Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Select Growth Fund (Class A)
Six Months Ended 6/30/09[1]	$15.08	$(0.11)	$2.73	$2.62	$—	$—	$—
Year Ended 12/31/08	27.43	(0.40)	(11.95)	(12.35)	—	—	—
Year Ended 12/31/07	24.13	(0.44)	3.74	3.30	—	—	—
Year Ended 12/31/06	22.33	(0.45)	2.25	1.80	—	—	—
Year Ended 12/31/05	22.69	(0.47)	0.11	(0.36)	—	—	—
Year Ended 12/31/04	22.36	(0.29)	0.62	0.33	—	—	—
RS Select Growth Fund (Class C)
Six Months Ended 6/30/09[1]	$14.99	$(2.78)	$5.17	$2.39	$—	$—	$—
Year Ended 12/31/08	27.40	(0.24)	(12.17)	(12.41)	—	—	—
Period From 11/15/07[4] to 12/31/07[1]	27.76	(0.04)	(0.32)	(0.36)	—	—	—
RS Select Growth Fund (Class K)
Six Months Ended 6/30/09[1]	$14.77	$(0.06)	$2.52	$2.46	$—	$—	$—
Year Ended 12/31/08	27.32	(0.40)	(12.15)	(12.55)	—	—	—
Period From 2/12/07[4] to 12/31/07[1]	24.77	(0.13)	2.68	2.55	—	—	—
RS Select Growth Fund (Class Y)
Period From 5/4/09[4] to 6/30/09[1]	$17.14	$(0.02)	$0.07	$0.05	$—	$—	$—
RS Mid Cap Growth Fund (Class A)
Six Months Ended 6/30/09[1]	$6.46	$(0.04)	$0.68	$0.64	$—	$—	$—
Year Ended 12/31/08	14.17	(0.13)	(7.32)	(7.45)	—	(0.26)	$(0.26)
Year Ended 12/31/07	14.17	(0.12)	2.58	2.46	—	(2.46)	(2.46)
Year Ended 12/31/06	13.34	(0.11)	1.38	1.27	—	(0.44)	(0.44)
Year Ended 12/31/05	12.18	(0.09)	1.25	1.16	—	—	—
Year Ended 12/31/04	10.84	(0.08)	1.42	1.34	—	—	—
RS Mid Cap Growth Fund (Class C)
Six Months Ended 6/30/09[1]	$6.36	$(0.09)	$0.67	$0.58	$—	$—	$—
Year Ended 12/31/08	14.05	(0.12)	(7.31)	(7.43)	—	(0.26)	(0.26)
Period From 5/21/07[4] to 12/31/07[1]	16.14	(0.08)	0.45	0.37	—	(2.46)	(2.46)
RS Mid Cap Growth Fund (Class K)
Six Months Ended 6/30/09[1]	$6.37	$(0.03)	$0.63	$0.60	$—	$—	$—
Year Ended 12/31/08	14.08	(0.07)	(7.38)	(7.45)	—	(0.26)	(0.26)
Year Ended 12/31/07	14.16	(1.14)	3.52	2.38	—	(2.46)	(2.46)
Period From 12/4/06[4] to 12/31/06[1]	15.09	(0.01)	(0.48)	(0.49)	—	(0.44)	(0.44)
RS Mid Cap Growth Fund (Class Y)
Six Months Ended 6/30/09[1]	$6.50	$(0.05)	$0.71	$0.66	$—	$—	$—
Year Ended 12/31/08	14.21	(0.03)	(7.42)	(7.45)	—	(0.26)	(0.26)
Period From 5/1/07[4] to 12/31/07[1]	15.44	(0.06)	1.29	1.23	—	(2.46)	(2.46)

See notes to Financial Highlights on page 83.

The accompanying notes are an integral part of these financial statements.

78	800-766-3863

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[3]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$17.70	17.37%	$52,510	2.02%	2.03%	(1.39)%	(1.40)%	96%
15.08	(45.02)%	47,730	1.68%	1.69%	(1.31)%	(1.32)%	157%
27.43	13.68%	129,812	1.54%	1.55%	(1.14)%	(1.15)%	163%
24.13	8.06%	215,325	1.64%	1.65%	(1.35)%	(1.36)%	195%
22.33	(1.59)%	385,878	1.63%	1.64%	(1.25)%	(1.26)%	184%
22.69	1.48%	953,811	1.58%	1.62%	(1.23)%	(1.27)%	230%

$17.38	15.94%	$1	2.35%	2.36%	(2.31)%	(2.31)%	96%
14.99	(45.29)%	109	2.34%	2.35%	(1.99)%	(2.00)%	157%
27.40	(1.30)%	2	2.14%	2.14%	(1.47)%	(1.47)%	163%

$17.23	16.66%	$81	3.18%	3.19%	(2.60)%	(2.61)%	96%
14.77	(45.94)%	42	3.41%	3.69%	(3.06)%	(3.34)%	157%
27.32	10.29%	14	1.96%	13.29%	(1.53)%	(12.86)%	163%

$17.19	0.29%	$1,954	1.34%	1.35%	(0.93)%	(0.94)%	96%

$7.10	9.91%	$54,751	1.49%	1.77%	(0.95)%	(1.23)%	88%
6.46	(52.50)%	89,584	1.29%	1.35%	(0.83)%	(0.89)%	281%
14.17	17.53%	288,956	1.34%	1.39%	(0.89)%	(0.94)%	262%
14.17	9.43%	267,807	1.30%	1.36%	(0.79)%	(0.85)%	214%
13.34	9.52%	218,771	1.34%	1.39%	(0.77)%	(0.82)%	207%
12.18	12.36%	208,554	1.49%	1.64%	(0.88)%	(1.03)%	184%

$6.94	9.12%	$378	2.67%	2.95%	(2.13)%	(2.41)%	88%
6.36	(52.80)%	450	2.02%	2.34%	(1.54)%	(1.86)%	281%
14.05	2.43%	484	3.13%	3.46%	(2.80)%	(3.13)%	262%

$6.97	9.42%	$405	2.09%	2.38%	(1.55)%	(1.84)%	88%
6.37	(52.83)%	288	2.10%	2.15%	(1.60)%	(1.65)%	281%
14.08	16.97%	138	2.04%	3.67%	(1.65)%	(3.28)%	262%
14.16	(3.32)%	2	1.50%	1.53%	(1.10)%	(1.13)%	214%

$7.16	10.15%	$1,503	1.09%	1.37%	(0.55)%	(0.83)%	88%
6.50	(52.35)%	998	1.00%	1.05%	(0.55)%	(0.60)%	281%
14.21	8.12%	3,560	1.03%	1.13%	(0.63)%	(0.73)%	262%

See notes to Financial Highlights on page 83.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	79

Financial Information (continued)

Financial Highlights (continued) Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Growth Fund (Class A)
Six Months Ended 6/30/09[1]	$7.96	$—	$0.56	$0.56	$—	$—	$—
Year Ended 12/31/08	14.43	(0.03)	(6.28)	(6.31)	—	(0.16)	(0.16)
Year Ended 12/31/07	15.25	(0.04)	2.02	1.98	—	(2.80)	(2.80)
Year Ended 12/31/06	15.85	0.01	1.73	1.74	(0.01)	(2.33)	(2.34)
Year Ended 12/31/05	16.66	(0.03)	1.92	1.89	—	(2.70)	(2.70)
Year Ended 12/31/04	17.32	(0.09)	2.07	1.98	—	(2.64)	(2.64)
RS Growth Fund (Class C)
Six Months Ended 6/30/09[1]	$7.91	$(0.06)	$0.54	$0.48	$—	$—	$—
Year Ended 12/31/08	14.38	(0.07)	(6.24)	(6.31)	—	(0.16)	(0.16)
Period From 6/29/07[4] to 12/31/07[1]	16.64	(0.03)	0.54	0.51	—	(2.77)	(2.77)
RS Growth Fund (Class K)
Six Months Ended 6/30/09[1]	$7.98	$—	$0.53	$0.53	$—	$—	$—
Year Ended 12/31/08	14.50	(0.04)	(6.32)	(6.36)	—	(0.16)	(0.16)
Year Ended 12/31/07	15.25	(0.04)	1.95	1.91	—	(2.66)	(2.66)
Period From 11/27/06[4] to 12/31/06[1]	17.43	0.01	0.15	0.16	(0.01)	(2.33)	(2.34)
RS Growth Fund (Class Y)
Six Months Ended 6/30/09[1]	$7.98	$0.02	$0.54	$0.56	$—	$—	$—
Year Ended 12/31/08	14.41	0.02	(6.29)	(6.27)	—	(0.16)	(0.16)
Period From 5/1/07[4] to 12/31/07[1]	15.81	—	1.46	1.46	—	(2.86)	(2.86)
RS Technology Fund (Class A)
Six Months Ended 6/30/09[1]	$8.50	$(0.06)	$3.41	$3.35	$—	$—	$—
Year Ended 12/31/08	17.53	(0.14)	(8.78)	(8.92)	(0.03)	(0.08)	(0.11)
Year Ended 12/31/07	15.88	(0.13)	3.64	3.51	—	(1.86)	(1.86)
Year Ended 12/31/06	16.35	(0.20)	1.55	1.35	—	(1.82)	(1.82)
Year Ended 12/31/05	16.02	(0.27)	0.60	0.33	—	—	—
Year Ended 12/31/04	14.93	(0.30)	1.39	1.09	—	—	—
RS Technology Fund (Class C)
Six Months Ended 6/30/09[1]	$8.37	$(0.14)	$3.34	$3.20	$—	$—	$—
Year Ended 12/31/08	17.39	(0.25)	(8.66)	(8.91)	(0.03)	(0.08)	(0.11)
Period From 5/2/07[4] to 12/31/07[1]	16.92	(0.12)	2.45	2.33	—	(1.86)	(1.86)
RS Technology Fund (Class K)
Six Months Ended 6/30/09[1]	$8.39	$(0.07)	$3.35	$3.28	$—	$—	$—
Year Ended 12/31/08	17.44	(0.09)	(8.85)	(8.94)	(0.03)	(0.08)	(0.11)
Period From 1/19/07[4] to 12/31/07[1]	15.59	(0.09)	3.80	3.71	—	(1.86)	(1.86)
RS Technology Fund (Class Y)
Six Months Ended 6/30/09[1]	$8.55	$(0.09)	$3.49	$3.40	$—	$—	$—
Year Ended 12/31/08	17.57	(0.05)	(8.86)	(8.91)	(0.03)	(0.08)	(0.11)
Period From 5/1/07[4] to 12/31/07[1]	16.79	(0.05)	2.69	2.64	—	(1.86)	(1.86)

See notes to Financial Highlights on page 83.

The accompanying notes are an integral part of these financial statements.

80	800-766-3863

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$8.52	7.04%	$94,260	1.49%	1.51%	0.01%	(0.01)%	102%
7.96	(43.73)%	91,714	1.33%	1.33%	(0.28)%	(0.28)%	281%
14.43	13.10%	196,128	1.29%	1.29%	(0.26)%	(0.26)%	242%
15.25	10.79%	191,915	1.35%	1.35%	0.07%	0.07%	180%
15.85	11.32%	206,737	1.37%	1.37%	(0.19)%	(0.19)%	159%
16.66	11.95%	217,505	1.49%	1.69%	(0.55)%	(0.75)%	163%

$8.39	6.07%	$209	3.04%	3.06%	(1.54)%	(1.56)%	102%
7.91	(43.88)%	198	1.89%	2.69%	(0.83)%	(1.63)%	281%
14.38	3.14%	268	2.17%	3.83%	(1.14)%	(2.80)%	242%

$8.51	6.64%	$530	2.03%	2.05%	(0.48)%	(0.50)%	102%
7.98	(43.86)%	343	2.08%	2.08%	(0.98)%	(0.98)%	281%
14.50	12.63%	179	1.87%	3.01%	(0.88)%	(2.02)%	242%
15.25	0.73%	7	1.62%	1.62%	0.26%	0.26%	180%

$8.54	7.02%	$792	1.20%	1.22%	0.27%	0.25%	102%
7.98	(43.51)%	823	1.05%	1.05%	(0.03)%	(0.03)%	281%
14.41	9.32%	3,139	0.99%	0.99%	0.02%	0.02%	242%

$11.85	39.41%	$115,412	1.75%	1.75%	(1.51)%	(1.51)%	67%
8.50	(50.90)%	58,414	1.68%	1.68%	(0.73)%	(0.73)%	115%
17.53	22.25%	161,788	1.51%	1.51%	(1.14)%	(1.14)%	134%
15.88	8.19%	84,485	1.62%	1.63%	(1.26)%	(1.27)%	178%
16.35	2.06%	89,985	1.62%	1.62%	(1.54)%	(1.54)%	141%
16.02	7.30%	132,451	1.62%	1.64%	(1.47)%	(1.49)%	143%

$11.57	38.23%	$199	3.57%	3.57%	(3.32)%	(3.32)%	67%
8.37	(51.26)%	144	2.33%	2.88%	(1.32)%	(1.87)%	115%
17.39	13.90%	457	3.06%	3.30%	(2.65)%	(2.89)%	134%

$11.67	39.09%	$298	2.21%	2.21%	(1.97)%	(1.97)%	67%
8.39	(51.28)%	159	2.52%	2.66%	(1.81)%	(1.95)%	115%
17.44	23.93%	70	2.55%	4.48%	(2.17)%	(4.10)%	134%

$11.95	39.77%	$1,144	1.37%	1.37%	(1.14)%	(1.14)%	67%
8.55	(50.73)%	430	1.35%	1.35%	(0.41)%	(0.41)%	115%
17.57	15.86%	830	1.16%	1.25%	(0.77)%	(0.86)%	134%

See notes to Financial Highlights on page 83.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	81

Financial Information (continued)

Financial Highlights (continued) Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Return of Capital	Total Distributions
RS Small Cap Equity Fund (Class A)
Six Months Ended 6/30/09[1]	$9.10	$(0.01)	$0.90	$0.89	$—	$—	$—	$—
Year Ended 12/31/08	14.28	(0.04)	(5.06)	(5.10)	(0.01)	(0.05)	(0.02)	(0.08)
Year Ended 12/31/07	17.90	0.06	0.75	0.81	(0.05)	(4.38)	—	(4.43)
Year Ended 12/31/06	16.58	(0.05)	2.73	2.68	—	(1.36)	—	(1.36)
Year Ended 12/31/05	19.40	(0.04)	(0.05)	(0.09)	—	(2.73)	—	(2.73)
Year Ended 12/31/04	19.05	(0.12)	2.90	2.78	—	(2.43)	—	(2.43)
RS Small Cap Equity Fund (Class B)
Six Months Ended 6/30/09[1]	$7.55	$(0.18)	$0.87	$0.69	$—	$—	$—	$—
Year Ended 12/31/08	11.98	(0.33)	(4.02)	(4.35)	(0.01)	(0.05)	(0.02)	(0.08)
Year Ended 12/31/07	15.80	(0.09)	0.65	0.56	—	(4.38)	—	(4.38)
Year Ended 12/31/06	14.94	(0.28)	2.50	2.22	—	(1.36)	—	(1.36)
Year Ended 12/31/05	17.94	(0.25)	(0.02)	(0.27)	—	(2.73)	—	(2.73)
Year Ended 12/31/04	17.93	(0.27)	2.71	2.44	—	(2.43)	—	(2.43)
RS Small Cap Equity Fund (Class C)
Six Months Ended 6/30/09[1]	$7.49	$(0.05)	$0.75	$0.70	$—	$—	$—	$—
Year Ended 12/31/08	11.88	(0.10)	(4.21)	(4.31)	(0.01)	(0.05)	(0.02)	(0.08)
Year Ended 12/31/07	15.68	(0.03)	0.61	0.58	—	(4.38)	—	(4.38)
Year Ended 12/31/06	14.81	(0.18)	2.41	2.23	—	(1.36)	—	(1.36)
Year Ended 12/31/05	17.80	(0.17)	(0.09)	(0.26)	—	(2.73)	—	(2.73)
Year Ended 12/31/04	17.83	(0.26)	2.66	2.40	—	(2.43)	—	(2.43)
RS Small Cap Equity Fund (Class K)
Six Months Ended 6/30/09[1]	$8.69	$(0.03)	$0.87	$0.84	$—	$—	$—	$—
Year Ended 12/31/08	13.69	(0.07)	(4.85)	(4.92)	(0.01)	(0.05)	(0.02)	(0.08)
Year Ended 12/31/07	17.36	(0.01)	0.72	0.71	—	(4.38)	—	(4.38)
Year Ended 12/31/06	16.16	(0.10)	2.66	2.56	—	(1.36)	—	(1.36)
Year Ended 12/31/05	19.05	(0.07)	(0.09)	(0.16)	—	(2.73)	—	(2.73)
Year Ended 12/31/04	18.79	(0.16)	2.85	2.69	—	(2.43)	—	(2.43)
RS Small Cap Equity Fund (Class Y)
Six Months Ended 6/30/09[1]	$9.06	$(0.02)	$0.92	$0.90	$—	$—	$—	$—
Year Ended 12/31/08	14.18	—	(5.04)	(5.04)	(0.01)	(0.05)	(0.02)	(0.08)
Period From 5/1/07[4] to 12/31/07[1]	19.44	0.12	(0.88)	(0.76)	(0.12)	(4.38)	—	(4.50)

The accompanying notes are an integral part of these financial statements.

82	800-766-3863

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.99	9.78%	$72,154	1.27%	1.47%	(0.34)%	(0.54)%	124%
9.10	(35.67)%	68,315	1.27%	1.29%	(0.33)%	(0.35)%	119%
14.28	4.84%	129,796	1.22%	1.22%	0.30%	0.30%	148%
17.90	16.90%	143,972	1.27%	1.27%	(0.28)%	(0.28)%	136%
16.58	(0.15)%	132,246	1.25%	1.25%	(0.20)%	(0.20)%	124%
19.40	14.74%	181,068	1.21%	1.21%	(0.67)%	(0.67)%	127%

$8.24	9.14%	$2,232	2.41%	2.56%	(1.44)%	(1.59)%	124%
7.55	(36.26)%	2,484	2.30%	2.30%	(1.38)%	(1.38)%	119%
11.98	3.84%	5,992	2.12%	2.12%	(0.61)%	(0.61)%	148%
15.80	15.63%	7,852	2.39%	2.39%	(1.43)%	(1.43)%	136%
14.94	(1.21)%	12,971	2.21%	2.21%	(1.19)%	(1.19)%	124%
17.94	13.76%	23,574	2.13%	2.13%	(1.59)%	(1.59)%	127%

$8.19	9.35%	$7,666	2.18%	2.18%	(1.25)%	(1.25)%	124%
7.49	(36.23)%	7,081	2.07%	2.07%	(1.11)%	(1.11)%	119%
11.88	4.00%	10,966	1.98%	1.98%	(0.46)%	(0.46)%	148%
15.68	15.84%	10,649	2.22%	2.22%	(1.22)%	(1.22)%	136%
14.81	(1.16)%	9,536	2.23%	2.23%	(1.13)%	(1.13)%	124%
17.80	13.62%	9,757	2.23%	2.23%	(1.69)%	(1.69)%	127%

$9.53	9.67%	$12,144	1.60%	1.82%	(0.67)%	(0.89)%	124%
8.69	(35.90)%	10,865	1.60%	1.69%	(0.64)%	(0.73)%	119%
13.69	4.36%	16,639	1.60%	1.72%	(0.07)%	(0.19)%	148%
17.36	16.58%	15,227	1.60%	1.60%	(0.60)%	(0.60)%	136%
16.16	(0.53)%	12,276	1.58%	1.58%	(0.48)%	(0.48)%	124%
19.05	14.47%	12,391	1.52%	1.52%	(0.97)%	(0.97)%	127%

$9.96	9.93%	$469	1.07%	1.07%	(0.22)%	(0.22)%	124%
9.06	(35.50)%	193	1.02%	1.02%	(0.02)%	(0.02)%	119%

14.18	(3.61)%	162	1.00%	1.01%	3.29%	3.28%	148%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, excluding reorganizational and offering costs, except for total return and portfolio turnover rate.

[2]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[3]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations and custody credits, if applicable.

[4]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements (unaudited)

          June 30, 2009 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to seven series offered by the Trust: RS Small Cap Growth Fund (formerly RS Emerging Growth Fund), RS Smaller Company Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund (formerly RS MidCap Opportunities Fund), RS Growth Fund, RS Technology Fund and RS Small Cap Equity Fund (formerly RS Small Cap Core Equity Fund) (each a “Fund”, collectively the “Funds”). All of the Funds are diversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Funds offer Class A, C and K and Y shares. RS Small Cap Equity Fund also offers Class B shares. Effective May 1, 2009, RS Select Growth Fund began offering Class Y shares. The classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, and differ only as to class-specific expenses and voting rights with respect to matters affecting fewer than all classes.

Note 1 Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (See Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange (“NYSE”). Investments in open-end management investment companies that are registered under the 1940 Act are valued based upon the net asset values determined by such investment companies.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued using methods approved by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability

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developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in, to or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

b. Federal Income Taxes The Funds intend to continue complying with the requirements of the Internal

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Notes to Financial Statements (unaudited) (continued)

Revenue Code to qualify as regulated investment companies, and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2009, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2009, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state authorities for tax years before 2004.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date, except certain cash dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of the day.

f. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

g. Custody Credits The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce the Funds’ custodian expenses. The Funds could have employed the uninvested assets to produce income in the Funds if the Funds had not entered into such an arrangement. Each Fund’s custody credits, if any, are shown in the accompanying Statement of Operations.

h. Distributions to Shareholders Distributions of net realized capital gains, if any, are declared and paid at least annually. Each Fund intends to distribute substantially all net investment income, if any, at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

i. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

j. Temporary Borrowings The Funds, with other funds managed by the same adviser, share in a $75 million committed revolving credit/overdraft protection facility from State Street Bank and Trust Company for temporary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on

86	800-766-3863

market rates at the time of borrowing; all the funds that are parties to the facility share in a commitment fee that is allocated among the funds on the basis of their respective net assets. Each Fund may borrow up to the lesser of one-third of its total assets (including amounts borrowed) or any lower limit specified in the Fund’s Statement of Additional Information or Prospectus.

Fund	Amount Outstanding at 6/30/09	Average Borrowing*	Average Interest Rate*
RS Small Cap Growth Fund	$—	$—	—
RS Smaller Company Growth Fund	673,793	584,720	0.70%
RS Select Growth Fund	—	—	—
RS Mid Cap Growth Fund	—	90,285	0.75%
RS Growth Fund	—	3,033,358	0.58%
RS Technology Fund	—	—	—
RS Small Cap Equity Fund	—	—	—
*	For the six months ended June 30, 2009.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Small Cap Growth Fund	0.95%
RS Smaller Company Growth Fund	1.00%
RS Select Growth Fund	1.00%
RS Mid Cap Growth Fund	0.85%
RS Growth Fund	0.80%
RS Technology Fund	1.00%
RS Small Cap Equity Fund	0.75%

RS Investments has agreed that, through December 31, 2009, it will not receive annual investment advisory fees from certain Funds in excess of the rates set forth below:

Fund	Rate
RS Smaller Company Growth Fund	0.99%
RS Select Growth Fund	0.99%
RS Mid Cap Growth Fund	0.80%

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2010; the terms of the agreement provide that RS Investments will waive advisory fees to the extent necessary to prevent certain Funds’ total annual fund operating expenses for Class A shares (excluding expenses indirectly incurred by the Funds through investments in certain pooled investment vehicles, interest, taxes, and extraordinary expenses) from exceeding the following rates:

Fund	Expense Limitation
RS Mid Cap Growth Fund, Class A	1.49%
RS Growth Fund, Class A	1.49%

Additionally, RS Investments has agreed through April 30, 2010, to reduce the advisory fee of each of the other classes of shares of such Funds to the extent necessary so that such other classes bear the same level of advisory fees as Class A shares during that same period.

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2010, to limit the RS Small Cap Equity Fund’s total annual fund operating expenses to the following rates:

Expense Limitation
Class A	Class B	Class C	Class K	Class Y
1.27%	2.41%	2.22%	1.60%	—

For the six months ended June 30, 2009, RS Investments voluntarily reimbursed certain class specific expenses.

RS Investments and GIS do not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons of RS Investments, as defined in the 1940 Act, receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses.

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Notes to Financial Statements (unaudited) (continued)

c. Distribution Fees GIS serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with GIS for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, GIS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2009, GIS received distribution fees as follows:

Fund	Annual Rate	Distribution Fees
RS Small Cap Growth Fund
Class A	0.25%	$316,941
Class C	1.00%	1,464
Class K	0.65%	799
Class Y	0.00%	—
RS Smaller Company Growth Fund
Class A	0.25%	109,888
Class C	1.00%	112
Class K	0.65%	357
Class Y	0.00%	—
RS Select Growth Fund
Class A	0.25%	60,402
Class C	1.00%	82
Class K	0.65%	173
Class Y	0.00%	—
RS Mid Cap Growth Fund
Class A	0.25%	85,385
Class C	1.00%	1,808
Class K	0.65%	1,090
Class Y	0.00%	—
RS Growth Fund
Class A	0.25%	110,767
Class C	1.00%	943
Class K	0.65%	1,295
Class Y	0.00%	—
RS Technology Fund
Class A	0.25%	99,669
Class C	1.00%	745
Class K	0.65%	659
Class Y	0.00%	—
RS Small Cap Equity Fund
Class A	0.25%	81,307
Class B	1.00%	10,922
Class C	1.00%	34,278
Class K	0.65%	34,707
Class Y	0.00%	—

RS Investments may perform certain services and incur certain expenses in respect of the promotion of the Funds’ shares and the servicing of shareholder accounts. GIS makes payments from the amounts it receives from the Funds pursuant to the distribution plan to RS Investments, GIS, or third parties, with respect to the marketing, distribution, or promotion of the Funds or the servicing of shareholder accounts. In addition to payments under the distribution plan, the Funds reimburse GIS for payments GIS makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Board of Trustees and is reviewed by the Board of Trustees periodically.

Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of The Guardian Insurance & Annuity Company, Inc. and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2009, PAS received $1,044,107 directly or indirectly from GIS as continuing compensation for its services on behalf of all series in the Trust.

For the six months ended June 30, 2009, aggregate front-end sales charges for the sale of Class A shares paid to GIS were as follows:

Fund	Sales Charges
RS Small Cap Growth Fund	$416
RS Smaller Company Growth Fund	145
RS Select Growth Fund	838
RS Mid Cap Growth Fund	1,195
RS Growth Fund	515
RS Technology Fund	1,088
RS Small Cap Equity Fund	1,518

GIS is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2009, GIS received CDSL charges as follows:

Fund	CDSL
RS Small Cap Growth Fund	$160
RS Smaller Company Growth Fund	61
RS Select Growth Fund	—
RS Mid Cap Growth Fund	522
RS Growth Fund	39
RS Technology Fund	110
RS Small Cap Equity Fund	1,556

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Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid during the year ended December 31, 2008, which is the most recently completed tax year, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
RS Small Cap Growth Fund	$—	$—	$—
RS Smaller Company Growth Fund	—	1,254,385	—
RS Select Growth Fund	—	—	—
RS Mid Cap Growth Fund	—	3,624,682	—
RS Growth Fund	687,265	1,286,420	—
RS Technology Fund	690,900	47,227	—
RS Small Cap Equity Fund	103,990	534,622	193,352

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign cur-

rency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2008, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS Small Cap Growth Fund	$—
RS Smaller Company Growth Fund	—
RS Select Growth Fund	—
RS Mid Cap Growth Fund	—
RS Growth Fund	—
RS Technology Fund	3,439,147
RS Small Cap Equity Fund	—

For RS Technology Fund, $2,814,209 of capital loss carryovers expired in the year ended December 31, 2008.

See the chart for capital loss carryovers available to the Funds at December 31, 2008.

	Expiring
Fund	2009	2010	2016	Total
RS Small Cap Growth Fund	$505,722,821	$722,212,997	$66,429,491	$1,294,365,309
RS Smaller Company Growth Fund	—	—	30,082,754	30,082,754
RS Select Growth Fund	—	100,139,373	11,629,613	111,768,986
RS Mid Cap Growth Fund	—	—	57,063,693	57,063,693
RS Growth Fund	—	—	29,047,726	29,047,726
RS Technology Fund	11,214,614	—	—	11,214,614
RS Small Cap Equity Fund	—	—	20,749,797	20,749,797

In determining its taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2008, the Funds elected to defer net capital and currency losses as follows:

Fund	Amount
RS Small Cap Growth Fund	$35,384,351
RS Smaller Company Growth Fund	25,485,260
RS Select Growth Fund	6,210,862
RS Mid Cap Growth Fund	28,934,346
RS Growth Fund	15,878,800
RS Technology Fund	24,868,762
RS Small Cap Equity Fund	10,181,296

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Notes to Financial Statements (unaudited) (continued)

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2009, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Small Cap Growth Fund	$273,439,433	$24,689,513	$38,086,780	$(13,397,267)
RS Smaller Company Growth Fund	80,199,931	6,997,694	11,191,817	(4,194,123)
RS Select Growth Fund	51,646,084	3,129,412	4,634,307	(1,504,895)
RS Mid Cap Growth Fund	57,322,186	548,658	2,047,664	(1,499,006)
RS Growth Fund	95,163,886	1,525,605	4,886,683	(3,361,078)
RS Technology Fund	109,495,760	8,486,147	13,823,026	(5,336,879)
RS Small Cap Equity Fund	86,136,662	8,687,493	10,358,004	(1,670,511)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the Funds were as follows:

Transactions in Capital Shares

			RS Small Cap Growth Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	890,317	$19,470,066		1,965,350	$62,111,363
Shares redeemed	(1,044,568)	(22,972,262)		(4,456,120)	(132,776,846)

Net decrease	(154,251)	$(3,502,196)		(2,490,770)	$(70,665,483)
Class C
Shares sold	3,758	$88,193		13,824	$385,322
Shares redeemed	(4,388)	(97,056)		(3,760)	(109,380)

Net increase/(decrease)	(630)	$(8,863)		10,064	$275,942
Class K
Shares sold	5,234	$116,879		9,420	$300,710
Shares redeemed	(2,124)	(48,745)		(1,252)	(35,900)

Net increase	3,110	$68,134		8,168	$264,810
Class Y
Shares sold	12,840	$313,401		68,776	$1,414,444
Shares redeemed	(1,411)	(29,985)		(60,478)	(1,950,542)

Net increase/(decrease)	11,429	$283,416		8,298	$(536,098)

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			RS Smaller Company Growth Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	1,203,731	$12,923,947		4,227,396	$67,839,900
Shares reinvested	—	—		116,808	1,191,258
Shares redeemed	(3,340,656)	(35,663,916)		(7,180,983)	(104,089,800)

Net decrease	(2,136,925)	$(22,739,969)		(2,836,779)	$(35,058,642)
Class C
Shares sold	1,596	$17,416		1,714	$24,300
Shares reinvested	—	—		21	219
Shares redeemed	(132)	(1,308)		—	—

Net increase	1,464	$16,108		1,735	$24,519
Class K
Shares sold	5,137	$53,278		7,454	$119,465
Shares reinvested	—	—		112	1,125
Shares redeemed	(1,386)	(13,243)		(1,545)	(19,454)

Net increase	3,751	$40,035		6,021	$101,136
Class Y
Shares sold	31,615	$350,127		40,307	$586,459
Shares reinvested	—	—		1,256	12,853
Shares redeemed	(20,522)	(201,202)		(26,107)	(396,523)

Net increase	11,093	$148,925		15,456	$202,789

			RS Select Growth Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	164,969	$2,772,445		296,087	$6,444,480
Shares redeemed	(363,732)	(5,734,356)		(1,862,505)	(40,911,251)

Net decrease	(198,763)	$(2,961,911)		(1,566,418)	$(34,466,771)
Class C
Shares sold	—	$—		7,255	$103,909
Shares redeemed	(7,212)	(103,640)		(42)	(601)

Net increase/(decrease)	(7,212)	$(103,640)		7,213	$103,308
Class K
Shares sold	2,536	$40,780		2,675	$59,646
Shares redeemed	(659)	(9,684)		(361)	(6,864)

Net increase	1,877	$31,096		2,314	$52,782
Class Y*
Shares sold	113,706	$1,911,606		NA	NA

Net increase	113,706	$1,911,606		NA	NA

*Inception	date was May 1, 2009.

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Notes to Financial Statements (unaudited) (continued)

Transactions in Capital Shares (continued)

			RS Mid Cap Growth Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	500,897	$3,310,496		2,148,565	$23,217,623
Shares reinvested	—	—		549,648	3,451,734
Shares redeemed	(6,652,395)	(41,843,428)		(9,226,414)	(83,156,334)

Net decrease	(6,151,498)	$(38,532,932)		(6,528,201)	$(56,486,977)
Class C
Shares sold	12,514	$82,891		46,955	$541,024
Shares reinvested	—	—		2,424	14,979
Shares redeemed	(28,842)	(171,072)		(13,108)	(117,365)

Net increase/(decrease)	(16,328)	$(88,181)		36,271	$438,638
Class K
Shares sold	18,590	$119,705		41,728	$453,801
Shares reinvested	—	—		1,765	10,926
Shares redeemed	(5,695)	(37,679)		(8,048)	(77,094)

Net increase	12,895	$82,026		35,445	$387,633
Class Y
Shares sold	73,200	$518,922		99,139	$1,033,374
Shares reinvested	—	—		5,899	37,222
Shares redeemed	(16,826)	(109,952)		(201,965)	(2,376,871)

Net increase/(decrease)	56,374	$408,970		(96,927)	$(1,306,275)
			RS Growth Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	252,485	$2,019,139		1,454,325	$17,259,429
Shares reinvested	—	—		243,799	1,908,706
Shares redeemed	(698,021)	(5,447,707)		(3,773,132)	(39,420,971)

Net decrease	(445,536)	$(3,428,568)		(2,075,008)	$(20,252,836)
Class C
Shares sold	1,414	$11,354		13,076	$128,572
Shares reinvested	—	—		285	2,079
Shares redeemed	(1,565)	(12,288)		(6,923)	(62,217)

Net increase/(decrease)	(151)	$(934)		6,438	$68,434
Class K
Shares sold	22,790	$183,152		35,441	$420,076
Shares reinvested	—	—		744	5,455
Shares redeemed	(3,444)	(26,943)		(5,646)	(67,276)

Net increase	19,346	$156,209		30,539	$358,255
Class Y
Shares sold	17,313	$130,689		25,600	$270,368
Shares reinvested	—	—		2,107	16,501
Shares redeemed	(27,737)	(218,737)		(142,342)	(1,768,751)

Net decrease	(10,424)	$(88,048)		(114,635)	$(1,481,882)

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			RS Technology Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	3,821,876	$37,778,452		1,394,254	$18,153,339
Shares reinvested	—	—		79,966	673,158
Shares redeemed	(953,001)	(9,277,281)		(3,831,384)	(48,629,409)

Net increase/(decrease)	2,868,875	$28,501,171		(2,357,164)	$(29,802,912)
Class C
Shares sold	3,512	$38,383		1,708	$22,926
Shares reinvested	—	—		113	932
Shares redeemed	(3,573)	(33,528)		(10,813)	(142,524)

Net increase/(decrease)	(61)	$4,855		(8,992)	$(118,666)
Class K
Shares sold	9,069	$89,752		15,996	$213,374
Shares reinvested	—	—		235	1,935
Shares redeemed	(2,463)	(22,605)		(1,311)	(18,818)

Net increase	6,606	$67,147		14,920	$196,491
Class Y
Shares sold	47,338	$505,684		26,750	$307,036
Shares reinvested	—	—		661	5,596
Shares redeemed	(1,960)	(20,542)		(24,335)	(299,480)

Net increase	45,378	$485,142		3,076	$13,152

			RS Small Cap Equity Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	688,577	$6,097,182		1,448,866	$17,273,476
Shares reinvested	—	—		69,425	613,739
Shares redeemed	(973,225)	(8,622,266)		(3,099,907)	(36,547,611)

Net decrease	(284,648)	$(2,525,084)		(1,581,616)	$(18,660,396)
Class B
Shares sold	8,577	$64,868		27,876	$280,464
Shares reinvested	—	—		4,220	34,209
Shares redeemed	(66,706)	(486,215)		(203,158)	(2,070,022)

Net decrease	(58,129)	$(421,347)		(171,062)	$(1,755,349)
Class C
Shares sold	7,461	$55,168		55,828	$497,722
Shares reinvested	—	—		10,786	78,523
Shares redeemed	(16,453)	(123,920)		(44,831)	(382,314)

Net increase/(decrease)	(8,992)	$(68,752)		21,783	$193,931
Class K
Shares sold	81,750	$696,300		121,819	$1,371,631
Shares reinvested	—	—		12,090	102,042
Shares redeemed	(57,172)	(487,456)		(99,133)	(1,125,694)

Net increase	24,578	$208,844		34,776	$347,979
Class Y
Shares sold	37,964	$350,476		12,610	$147,466
Shares reinvested	—	—		199	1,752
Shares redeemed	(12,168)	(112,517)		(2,916)	(37,890)

Net increase	25,796	$237,959		9,893	$111,328

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Notes to Financial Statements (unaudited) (continued)

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2009, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
RS Small Cap Growth Fund	$225,579,239	$241,528,095
RS Smaller Company Growth Fund	68,222,258	88,149,036
RS Select Growth Fund	44,371,719	46,088,653
RS Mid Cap Growth Fund	57,758,123	95,888,510
RS Growth Fund	90,299,481	95,713,924
RS Technology Fund	77,968,773	52,069,994
RS Small Cap Equity Fund	103,345,394	109,388,027

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, currency risk; adverse political, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies concentrated within a number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon)

and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note 6 Review for Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Funds as of June 30, 2009, the Trust has evaluated the possibility of subsequent events existing in the Funds’ financial statements through August 21, 2009, the date the financial statements were issued. The Trust has determined that all material events requiring disclosure in the Funds’ financial statements are included through this date.

Note 7 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are entitled to be indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

Note 8 Fund Merger

On February 27, 2009, the Board of Trustees of the Trust approved a Plan of Reorganization for RS Small Cap Growth Fund to acquire the assets and liabilities of RS Smaller Company Growth Fund through a tax-free merger. The merger is pending approval from shareholders of RS Smaller Company Growth Fund.

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Supplemental Information (unaudited)

Approval of the Investment Advisory Agreements for RS Investment Trust

The Board of Trustees of RS Investment Trust (the “Trust”), including all of the Trustees who are not interested persons of the Trust or of RS Investment Management Co. LLC (the “disinterested Trustees”), met in person on August 12 - 13, 2008, to consider the continuation of the investment advisory and sub-advisory agreements (collectively, the “Advisory Agreements”) for the one-year period commencing August 31, 2008, for all 22 series of RS Investment Trust: RS Small Cap Growth Fund, RS Smaller Company Growth Fund, RS Select Growth Fund, RS MidCap Growth Fund, RS Growth Fund, RS Technology Fund, RS Partners Fund, RS Value Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Large Cap Alpha Fund, RS Small Cap Equity Fund, and RS Equity Dividend Fund (the “RS-Managed Funds”); RS Large Cap Value Fund, RS S&P 500 Index Fund, RS International Growth Fund, RS Emerging Markets Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund, and RS Money Market Fund (the “Sub-Advised Funds”, and together with the RS-Managed Funds, the “Funds”).

RS Investment Management Co. LLC (“RS Investments”) is responsible for the day-to-day investment management of the RS-Managed Funds; various Sub-Advisers (the “Sub-Advisers”) overseen by RS Investments are responsible for the day-to-day investment management of the Sub-Advised Funds. UBS Global Asset Management (Americas) Inc. serves as Sub-Adviser to RS Large Cap Value Fund; Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, serves as Sub-Adviser to RS S&P 500 Index Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund, and RS Money Market Fund; Guardian Baillie Gifford Limited serves as Sub-Adviser, and Baillie Gifford Overseas Limited serves as Sub-Sub-Adviser to RS International Growth Fund and RS Emerging Markets Fund (the sub-sub-advisory agreements relating to these Funds are also considered “Sub-Advisory Agreements” and “Advisory Agreements” for purposes of this discussion, and the sub-sub-adviser is also considered a Sub-Adviser for purposes of this discussion).

At their meeting, the Trustees considered a number of factors in determining to approve the continuation of the Advisory Agreements. In all of their deliberations regarding the Advisory Agreements, the disinterested Trustees were advised by their independent counsel, with whom they had separate meetings and discussions on a number of occasions during and preceding the dates of the official Board meeting. In addition, the Trustees were assisted in their review by the Chief Compliance Officer of the Trust, who reviewed all of the information presented to the Trustees and, with the assistance of independent counsel to the disinterested Trustees, prepared a written report on the key factors for the Trustees. That written report discussed a number of the factors described below and concluded that the information that RS Investments had provided to the Trustees provided a reasonable basis for the Trustees to conclude that the advisory fees proposed in connection with the continuation of the Advisory Agreements were reasonable with respect to each Fund.

The Trustees were also assisted in their review by two independent consultants retained by the Trustees. The consultants provided assistance in a variety of aspects of the Trustees’ review, including, among other things, the development of appropriate expense and performance peer groups for the Funds, review of expense and performance data received by the Trustees, consideration of economies of scale, analysis of profitability data from RS Investments and the Sub-Advisers, and evaluation of industry trends. The consultants met with the Trustees on a number of occasions, both by telephone and at the August 2008 in-person meeting.

In their consideration of the Advisory Agreements, the Trustees considered generally the continuing, favorable interaction of the legacy investment teams at RS Investments and GIS. They also considered improvements in service over the course of the year through realignments of various administrative, accounting, and control functions between the two firms, and were generally satisfied with those services currently being provided by the two firms.

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Supplemental Information (unaudited) (continued)

The Trustees considered the fees charged by RS Investments to the Funds under the Investment Advisory Agreements and the fees paid to the various Sub-Advisers under the Sub-Advisory Agreements. In this connection, representatives of RS Investments noted to the Trustees that the fees charged by RS Investments to the Funds reflect a number of factors. They noted, for example, the generally high quality of the investment management teams at RS Investments, the high levels of compensation that are required to retain the firm’s investment professionals, and the alternative employment opportunities available to many of those professionals. They also noted that, as to the Sub-Advised Funds, RS Investments pays a large part, in most cases the large majority, of the fees it receives to the Sub-Advisers.

The Trustees considered information provided by RS Investments as to the fees charged by RS Investments to clients other than the Funds, including institutional separate accounts and mutual funds for which RS Investments serves as sub-adviser. RS Investments generally charges lower fees to those accounts. In a number of cases, such an account pays fees at the same rate as the comparable Fund on assets up to a specified level, and then at lower rates on additional assets. In some cases, an account’s fee rate will be lower at all levels than that of the comparable Fund. Representatives of RS Investments explained that administrative, compliance, reporting, and other legal burdens of providing investment advice to mutual funds exceed those required to provide advisory services to non-mutual fund clients such as institutional accounts for retirement or pension plans. In addition, they pointed out that there is substantially greater legal and other risk to RS Investments in managing public mutual investment products than in managing private accounts or in sub-advising mutual funds sponsored by others. They also explained that the services and resources required of RS Investments where it sub-advises mutual funds sponsored by others are substantially less than in the case of the Funds, since many of the administrative and compliance responsibilities related to the management function are retained by the primary adviser.

RS Investments furnished information to the Trustees compiled by the independent Lipper organization showing a comparison of RS Investments’ fee rate for each Fund compared to peer mutual funds having similar objectives, strategies, and within the same broad range of asset sizes. RS Investments also worked with an independent consultant to the disinterested Trustees in identifying peer groups of mutual funds with respect to each Fund. One of the independent consultants prepared an analysis of comparative management fees and expenses, and discussed his conclusions with the disinterested Trustees. In his report, the Chief Compliance Officer stated that the data showed RS Investments’ fees to be within the range of comparable mutual funds, even though the fees with respect to some of the Funds tended to be at the higher end of the range.

The Chief Compliance Officer noted that the advisory fee for RS Smaller Company Growth Fund appeared to be higher in relation to its peer funds than the other Funds; in the course of their discussions with the Trustees, representatives of RS Investments noted that, in light of those expenses and other factors, RS Investments would likely consider strategic alternatives for that Fund in the coming year.

The Trustees also reviewed information from that compilation showing total expenses for the Funds in comparison to peer funds. The Trustees considered the total expense ratios of the Funds and noted that a number of them were higher than the median of their peer funds. They noted that in some cases that appeared to be due to the level of the Funds’ advisory fees and, in many cases, due to the fact that the Funds’ custodial fees were relatively high. In the course of their discussions with the Trustees, representatives of RS Investments informed the Trustees that RS Investments would lower the expense limitation with respect to both the RS S&P 500 Index Fund and the RS Money Market Fund, thereby improving those Funds’ comparative advisory fee and total operating expense levels in comparison with their peers. They also noted in this regard that the Funds’ recently renegotiated custodial arrangements were likely to result in savings to the Funds in the coming year. The Trustees noted in the course of the discussion that, in a number of cases, especially in respect of variable Funds, the number of peer funds was quite limited, potentially limiting the utility of the data provided.

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RS Investments furnished detailed financial information, in the form of a consolidated profit and loss statement, showing the revenues and expenses related to the management of the RS Funds as a whole and each of RS Investments’ other categories of advisory clients, respectively. That information showed the substantial costs of providing services to the Funds. The Chief Compliance Officer also noted in his report that he had discussed with RS Investments the basis for the allocation of RS Investments’ general or common expenses to the cost analysis for the Funds and that he believed the allocation methodology and resulting allocations were reasonable.

RS Investments also furnished a detailed profitability analysis with respect to each Fund for the year ended December 31, 2007, and for the five months ended May 31, 2008. In his report, the Chief Compliance Officer noted that the Value Funds had generally been more profitable over the periods covered than Funds in other investment disciplines, and that the variable versions of the Funds had been less profitable generally than the Funds. The Trustees noted that the range of profitability for the Core Funds, the Growth Funds, and the Value Funds was wide, but that RS Investments’ profitability on its mutual fund business as a whole was higher than the profitability of the separate account advisory business. The Trustees also noted that RS Investments’ subadvisory business had a lower profit margin due to the reduced fees it receives in respect of that business. The Chief Compliance Officer noted in his report that a comparable or higher profit margin relating to RS Investments’ services to the Funds appeared justifiable by the higher risk and responsibilities associated with the mutual fund business.

The Chief Compliance Officer also noted in his report that the profitability of the Funds to GIS, an affiliate of RS Investments, is within the range of profitability for RS Investments, and generally lower.

The Trustees considered whether economies of scale would likely be realized as the Funds grow and whether a reduction in the advisory fees paid by the Funds by means of breakpoints would be appropriate. The Trustees also considered a report provided to them by their independent consultants as to economies of scale, both generally and as to the Funds specifically, and the consultants’ recommendations that the Trustees give careful consideration to the manner in which shareholders might realize some of the benefit of such economies over time, as the Funds grow in size. In his report, the Chief Compliance Officer noted that the profits from the Funds enable RS Investments to devote greater resources to the management of the Funds, including organizational enhancements and financial incentives for the portfolio managers, analysts, and other personnel who in many cases have lucrative alternative employment and business opportunities available to them. He also noted RS Investments’ commitment to achieving consistently superior investment performance as shown by RS Investments’ reinvestment of its resources in an effort to improve its investment processes and in an effort to recruit and retain the best professionals available to it. The Chief Compliance Officer also noted that RS Investments maintains that one of its strengths is the tenure of its investment management teams. He noted, as well, that certain investment styles, such as small-cap and some mid-cap strategies, do not as readily benefit from economies of scale because of the limited ability to increase the size of a Fund’s investment in certain portfolio holdings. The Trustees discussed specifically with RS Investments and among themselves the advisability of implementing advisory fee breakpoints for three of the largest Funds and, after discussions with management, determined that, although it may be appropriate to implement breakpoints in the future for those Funds, such a step did not appear warranted at the time, in light of, among other things, the performance of the Funds, current and anticipated market conditions, and other factors.

The Trustees considered the nature, extent, and quality of the services provided by RS Investments. In this regard, the Trustees took into account the experience and skills of the Funds’ portfolio management teams and of RS Investments’ senior management, and the time and attention devoted by each to the Funds. The Trustees considered the performance of each Fund while also considering its applicable investment objective and strategy and its overall expense ratio. The Trustees also received information throughout the year regarding the capabilities of RS Investments in securities

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Supplemental Information (unaudited) (continued)

trading, and changes in personnel in RS Investments’ trading staff. The Trustees also considered RS Investments’ significant responsibilities in monitoring the services provided by the Sub-Advisers.

The Trustees reviewed performance information for each Fund for various periods. That review included an examination of comparisons of the performance of the Funds to relevant securities indexes and various peer groups of mutual funds prepared by the independent Lipper and Morningstar organizations with respect to various periods, and relative rankings of the Funds compared to peer funds during various periods. The Trustees noted that, in his report, the Chief Compliance Officer had found that, except as noted below, no Fund appeared to have substantially lagged all peer mutual funds and indexes for all relevant periods. The Chief Compliance Officer noted specifically that each of RS Smaller Company Growth Fund, and RS High Yield Bond Fund had underperformed its peers’ averages for various periods. The Chief Compliance Officer noted that RS High Yield Bond Fund had experienced a significant portfolio manager change, and that RS Investments was engaging in internal discussions about plans to address the performance concerns of RS Smaller Company Growth Fund.

The Trustees considered the research and other similar services RS Investments receives from many of the broker-dealers with which it places the Funds’ (as well as other RS Investments clients’) portfolio transactions and from third parties with which these broker-dealers have arrangements. The Trustees receive information on those arrangements quarterly throughout the year and have the opportunity to discuss that information with representatives of RS Investments at the meetings. The Trustees considered the benefit to RS Investments and its affiliates from such services including that (1) the services are of value to RS Investments and its affiliates in advising RS Investments’ clients (including the Funds) and (2) RS Investments might otherwise be required to purchase some of these services for cash. The Trustees considered information provided to them quarterly during the year regarding the benefits to RS Investments of research and brokerage services provided in connection with so-called “bundled brokerage” arrangements. The

Trustees concluded that these “soft dollar” relationships’ benefit to RS Investments was reasonable and that the Funds also benefited from them.

The Trustees reviewed detailed information regarding the various Sub-Advisers to the Funds, including information as to compliance with federal securities laws, capabilities and experience of portfolio management personnel and any changes in such personnel in the past year, financial information as to the Sub-Advisers, information as to their trading practices, and general information as to the pricing of the Sub-Advisers’ services.

The Trustees considered generally the nature and quality of the administrative services provided to the Funds by RS Investments and by GIS, including, among other things, changes in and enhancements to the firms’ personnel and capabilities, their performance during the course of the preceding year, and the responsiveness of senior management to the Trustees’ requests.

The Trustees noted a number of specific recent enhancements to the services provided by RS Investments, including, among others, the following factors cited by the Chief Compliance Officer:

•

RS Investments continues to integrate the respective RS and GIS organizations. Most of the changes have strengthened the organization and its ability to devote greater resources to the services provided to the Funds. Integration work continues, particularly with respect to the management of the New York office’s activities by personnel in San Francisco.

•

RS Investments has been responsive to concerns raised by the Trustees with respect to the performance of various Funds and the interaction of members across portfolio management teams in order to reduce the compartmentalization of RS Investments.

•	RS Investments has invested in the firm by working to improve its portfolio management and client service activities, as well as by consulting outside experts about how best to improve the firm.

•	RS Investments has provided necessary staffing, training, and other compliance resources necessary for the Chief Compliance Officer to perform his responsibilities as the Chief Compliance Officer.

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The Trustees also considered the Chief Compliance Officer’s conclusion that RS Investments provides high quality advisory and related services to the Funds.

After considering all of the information described above, including the Chief Compliance Officer’s written report, the Trustees unanimously voted to approve the continuation of the Advisory Agreements, including the advisory fees proposed in connection with that continuation, for the one-year period commencing August 31, 2008.

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s Web site at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ Web site at http://www.RSinvestments.com; and (iii) on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

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388 Market Street  San Francisco  CA  94111

www.RSinvestments.com	800-766-3863

EB 015097 (6/09)    SR931_G

09	SEMIANNUAL REPORT

Value Funds

RS Partners Fund

RS Value Fund

RS Large Cap Alpha Fund

RS Investors Fund

RS Global Natural Resources Fund

RS Large Cap Value Fund

6/30/09

Class A, B, C, K and Y Shares

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009. The views expressed in the investment team letters are those of the Fund’s portfolio manager(s) and are subject to change without notice. They do not necessarily represent the views of RS Investments or UBS Global Asset Management (Americas) Inc. The letters contain some forward-looking statements providing current expectations or forecasts of future events; they do not necessarily relate to historical or current facts. There can be no guarantee that any forward-looking statement will be realized. We undertake no obligation to publicly update forward-looking statements, whether as a result of new information, future events, or otherwise. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

†	RS Partners Fund is currently offered (by purchase or exchange) only to investors purchasing shares through certain financial intermediaries. See “Other Information About Purchasing Shares” on page 118 of the prospectus for Class A, B, C and K shares (page 58 of the prospectus for Class Y shares).

CEO’s Letter

Terry R. Otton

CEO, RS Investments

Dear Fellow Shareholder,

We are of the opinion that we are nearing an end of the recession, though economic data still show mixed results. A powerful stock market rally from recent lows suggests that confidence in a potential recovery has increased and that a return to economic growth, albeit moderate, may be forthcoming.

In our last letter to you, we wrote that “in the midst of each (historical) recession, when the economic mood was at its bleakest, the market recovered in anticipation of improving results.” Much of the first quarter certainly felt like one of the bleakest environments on record. Through March 9, 2009, the S&P 500® Index was down 24.6% before reversing course and posting its biggest short-term rally since 1938, advancing more than 40% in just 67 trading days. Massive, coordinated government stimulus efforts across the globe reduced market fears of another Great Depression and increased liquidity in the credit markets, giving investors hope for a more stabilized market environment in the future.

While we’re encouraged by recent improvements, we’re not ready to sound the “all clear” signal. We remain cautious as our research and analytical efforts opportunistically use the recession to selectively stock the RS portfolios with many fresh names that we believe represent long-term opportunity. In many cases, we have taken advantage of investment opportunities at valuations we haven’t seen in decades.

The Value of Active Management

RS’s past success has been predicated on the consistency of our investment process and a focus on targeted, fundamental research. Our investment teams were certainly encouraged by the generally improved direction of the markets in the second quarter and are even more encouraged by the prospect that individual company fundamentals will matter again as economic conditions stabilize.

As fundamental investors, we believe our research can add significant value in a market where logic prevails over extreme pessimism or optimism over the long term. We believe rigorous fundamental research leads to a better understanding about a company’s prospects for the future. It’s not necessarily that we have more information, but rather, we believe our edge comes from our analysis of each business and our assessment of its unique set of opportunities and risks. Our investment process provides the foundation to make sound judgments about the future and, when our analysis warrants it, to invest with conviction.

Performance

We believe that our portfolios are well positioned to perform across different investment climates. During the most recent six-month period, the majority of our equity portfolios delivered results better than their respective benchmarks.

Additionally, our fixed income funds continued to provide competitive yields without taking undue risks. Over the long term, a prudent approach to bond investing has served shareholders of RS fixed income funds well. In fact, RS Tax-Exempt Fund was recognized by Lipper at the end of March as “the Best General Municipal Debt Fund over Five and Ten Years.” The award was based on the Fund’s risk-adjusted performance for the five- and 10-year periods ended December 31, 2008. We are proud of portfolio manager Alex Grant and the entire RS Fixed Income Team’s notable achievements on behalf of our shareholders.

Please see the Performance Update on page 6.

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CEO’s Letter (continued)

Positioning Portfolios for Potential Recovery

Small and mid cap equities often lead the way coming out of a recession. There’s no way to tell if that will hold true this time, but small and mid cap companies tend to be more sensitive to economic improvements. We believe many of these stocks are the “green shoots” of the next business cycle that the media pundits are constantly seeking.

Regardless of the economic cycle, we are attempting to position your portfolios to take advantage of long-term opportunities. I invite you to read closely the portfolio manager reports in the pages that follow. They reflect our investment teams’ current thinking on the opportunities we’re finding for long-term investments in your funds.

We provide a variety of solutions within the RS Funds lineup to satisfy our clients’ asset allocation and diversification objectives. The RS Funds are managed by distinct teams with significant experience and expertise in Value, Growth, International, and Fixed Income investing. When positioning your portfolio for the long term, we thought it would be helpful to share how some of our clients are using RS Funds to address current challenges and achieve their portfolio objectives:

Portfolio Challenges	Potential Solutions
Seeking a higher yield on cash or shorter-term investments and willing to assume some additional risk	RS Low Duration Bond Fund
Seeking protection against higher taxes through federally tax-exempt income	RS Tax-Exempt Fund
Seeking protection from potential future inflation as a result of massive global economic stimulus	RS Global Natural Resources Fund
Seeking to protect a portfolio against a devaluing U.S. dollar and/or participate in the growth of emerging economies	RS Emerging Markets Fund
Seeking exposure to small and mid cap companies	RS Partners Fund (small cap value) RS Value Fund (mid cap value) RS Small Cap Growth Fund RS Select Growth Fund (small and mid cap growth)
Seeking to invest in large-cap companies	RS Large Cap Alpha Fund RS Growth Fund

Looking Ahead

We suggest that you work with your financial advisor to review your portfolio while assessing some of the portfolio challenges you may be facing. Importantly, the market was unkind to many asset allocation strategies last year and may have pulled some portfolios out of long-term balance. A thorough review is always a good idea.

Today, more than ever, a trusted investment manager is critical. RS Investments is privately owned and financially strong. Our portfolio managers, analysts and business leaders have a significant ownership in our business, aligning our success directly with that of our clients and shareholders. Our partner and majority owner, The Guardian Life Insurance Company of America, is a 149-year-old company with a strong balance sheet and a long-term history of success.

For over 23 years, we have served our clients with confidence, consistency, and a passion for research. Day in, day out, everything we do is focused on our

2	800-766-3863

fiduciary responsibilities to our clients and earning your trust over the long term.

Thank you for your continued support and for the confidence you have placed in us.

Sincerely,

Terry R. Otton

Chief Executive Officer

Performance quoted represents past performance and does not guarantee future results.

NOTE: Lipper rankings as of December 31, 2008 (based on risk-adjusted performance): RS Tax-Exempt Fund earned the #1 ranking out of 142 for the 10-year period: General Municipal Debt classification. This Fund ranked 8 out of 202 and 1 out of 193, for the three- and five-year periods respectively. Since the time of the award the rankings have changed. Current Lipper rankings as of June 30, 2009:

RS Tax-Exempt Fund earned the #3 ranking out of 151 for the ten year period: General Municipal Debt classification. This Fund ranked 20 out of 212 and 10 out of 196, for the three- and five-year periods respectively.

© 2009 REUTERS Lipper rankings are based on risk adjusted return with dividends reinvested and do not take into account or reflect sales charges. Lipper, a wholly owned subsidiary of Reuters, is a leading global provider of mutual fund information and analysis to fund companies, financial intermediaries, and media organizations. Lipper clients manage more than 95% of U.S. fund assets. The firm, founded in 1973 and headquartered in New York, tracks 125,000 funds worldwide through its offices in major financial capitals in North America, Europe, and Asia. Read the following Restrictions: Information on this page has been sourced from Lipper, a Reuters Company (“Lipper Content”). All such information is protected by copyright: © 2009 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper. Lipper and its parent and affiliated companies will not be liable for any errors or delays in the content, or for any actions taken in reliance thereon. LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company. For additional information on the other Lipper Services, please visit the Lipper Web site at www.lipperweb.com.

www.RSinvestments.com	3

Highlights

RS Funds Provide Specialized Expertise Across Investment Disciplines

The RS Investments Difference: > Distinct and specialized investment teams > Highly experienced investment professionals > Aligned with Shareholders

RS Fund Highlights – Long-Term Performance

The following RS Funds (Class A Shares) delivered top rankings in their respective classifications relative to their peers based on total return for the ten-year period, according to Lipper1 Analytical Services as of 6/30/09.

■	RS Tax-Exempt Fund: #2 Ranking	#2 out of 157 for the ten-year period: General Municipal Debt Classification. This Fund ranked 10 out of 238, 21 out of 218, and 5 out of 202, for the one-, three-, and five-year periods respectively.
■	RS Partners Fund: #3 Ranking	#3 out of 242 for the ten-year period: Small-Cap Core Classification. This Fund ranked 401 out of 768, 282 out of 617, and 85 out of 503, for the one-, three-, and five-year periods respectively.
■	RS Value Fund: #4 Ranking	#4 out of 63 for the ten-year period: Mid-Cap Value Classification. This Fund ranked 272 out of 291, 77 out of 235, and 18 out of 179, for one-, three-, and five-year periods respectively.
■	RS Technology Fund: #6 Ranking	#6 out of 21 for the ten-year period: Global Science/Technology Classification. This Fund ranked 27 out of 78, 25 out of 73, and 36 out 67, for the one-, three-, and five-year periods respectively.
■	RS Emerging Markets Fund: #9 Ranking	#9 out of 106 for the ten-year period: Emerging Markets Classification. This Fund ranked 99 out of 324, 43 out of 232, and 14 out of 183, for the one-, three-, and five-year periods respectively.

Performance quoted represents past performance and does not guarantee future results.

The information contained herein was obtained from sources we believe to be reliable and we have attempted to insure accuracy. Investors relying on information contained herein are encouraged to verify this information directly with the rating agency or through independent sources.

1	© 2009 REUTERS. Lipper rankings are based on total return with dividends reinvested and do not take into account or reflect sales charges. Lipper, a wholly-owned subsidiary of Reuters, is a leading global provider of mutual fund information and analysis to fund companies, financial intermediaries, and media organizations. Lipper clients manage more than 95% of U.S. fund assets. The firm, founded in 1973 and headquartered in New York, tracks 125,000 funds worldwide through its offices in major financial capitals in North America, Europe, and Asia. Read the following restrictions: Information on this page has been sourced from Lipper, a Reuters Company (“Lipper Content”). All such information is protected by copyright: © 2009 REUTERS. All rights reserved. Any copying, republication, or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper. Lipper and its parent companies will not be liable for any errors or delays in the content or for any actions taken in reliance thereon. LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company. For additional information on the other Lipper Services, please visit the Lipper Web site at http://www.lipperweb.com. Market volatility can affect short-term performance. Favorable ratings do not necessarily indicate positive returns. Please visit www.RSinvestments.com for more information on the RS Funds.

2	© 2009 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar, (2) may not he copied or distributed, and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of the information. Past performance does not guarantee future results. Please note, some of the Morningstar proprietary calculations, including the Morningstar Rating™, are not customarily calculated based on adjusted historical returns. The evaluation of this investment does not affect the retail mutual fund data published by Morningstar. For each retail mutual fund with at least three-year history, Morningstar calculates a Morningstar Rating™ based on Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morning-star Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. This investment’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

4	800-766-3863

More RS Fund Highlights – Morningstar Ratings2

The following RS Funds (Class A Shares) earned high ratings relative to their Morningstar peers based on risk-adjusted returns as of 6/30/09.

Morningstar Rating™
		Overall	3 Year	5 Year	10 Year
RS Value Funds
RS Partners Fund	Small Blend Category without sales charge	« ««« (out of 570 funds)	« «« (out of 570 funds)	« ««« (out of 465 funds)	««««« (out of 231 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 570 funds)	««« (out of 570 funds)	«««« (out of 465 funds)	««««« (out of 231 funds)
RS Value Fund	Mid-Cap Blend Category without sales charge	« ««« (out of 382 funds)	« «« (out of 382 funds)	« ««« (out of 293 funds)	««««« (out of 144 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 382 funds)	««« (out of 382 funds)	«««« (out of 293 funds)	«««« (out of 144 funds)
RS Large Cap Alpha Fund	Large Blend Category without sales charge	« ««« (out of 1,740 funds)	« «««« (out of 1,740 funds)	« «««« (out of 1,363 funds)	«« (out of 683 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 1,740 funds)	««««« (out of 1,740 funds)	««««« (out of 1,363 funds)	«« (out of 683 funds)
RS Global Natural Resources Fund	Natural Resources Category without sales charge	« ««« (out of 106 funds)	« «« (out of 106 funds)	« ««« (out of 77 funds)	««««« (out of 47 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 106 funds)	«« (out of 106 funds)	««« (out of 77 funds)	«««« (out of 47 funds)
RS Growth Funds
RS Technology Fund	Technology Category without sales charge	« «« (out of 215 funds)	« «« (out of 215 funds)	« « (out of 194 funds)	«««« (out of 75 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 215 funds)	««« (out of 215 funds)	«« (out of 194 funds)	«««« (out of 75 funds)
RS International Funds
RS Emerging Markets Fund	Diversified Emerging Markets Category without sales charge	« ««« (out of 256 funds)	« ««« (out of 256 funds)	« ««« (out of 200 funds)	«««« (out of 120 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 256 funds)	««« (out of 256 funds)	«««« (out of 200 funds)	«««« (out of 120 funds)
RS Fixed Income Funds

RS Low Duration Bond Fund	Short-Term Bond Category without sales charge	« ««« (out of 358 funds)	« ««« (out of 358 funds)	« ««« (out of 301 funds)	N/A
	including the effect of sales charges, loads, and redemption fees	««« (out of 358 funds)	««« (out of 358 funds)	««« (out of 301 funds)	N/A
RS High Yield Bond Fund	High Yield Bond Category without sales charge	« ««« (out of 478 funds)	« ««« (out of 478 funds)	« ««« (out of 404 funds)	««« (out of 252 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 478 funds)	««« (out of 478 funds)	««« (out of 404 funds)	««« (out of 252 funds)
RS Tax-Exempt Fund	Muni National Long Category without sales charge	« ««« (out of 245 funds)	« ««« (out of 245 funds)	« «««« (out of 227 funds)	«««« (out of 199 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 245 funds)	««« (out of 245 funds)	«««« (out of 227 funds)	«««« (out of 199 funds)

Performance quoted represents past performance and does not guarantee future results.

www.RSinvestments.com	5

Performance Update

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds
RS Partners Fund[1] Class A	RSPFX	7/12/95
without sales charge			17.22%	-25.52%	-9.82%	0.89%	10.84%	10.16%
with maximum sales charge			11.64%	-29.05%	-11.27%	-0.09%	10.31%	9.78%
Class K	RSPKX	10/13/06
without sales charge			17.09%	-25.73%	—	—	—	-11.49%
Class Y	RSPYX	5/1/07
without sales charge			17.45%	-25.41%	—	—	—	-18.32%
RS Value Fund Class A	RSVAX	6/30/93
without sales charge			12.14%	-33.02%	-8.83%	1.63%	7.69%	4.88%
with maximum sales charge			6.80%	-36.21%	-10.29%	0.65%	7.17%	4.56%
Class C	RVACX	5/1/07
without sales charge			11.78%	-33.48%	—	—	—	-20.54%
with sales charge			10.78%	-34.13%	—	—	—	-20.54%
Class K	RSVKX	12/4/06
without sales charge			12.04%	-33.22%	—	—	—	-14.34%
Class Y	RSVYX	5/1/07
without sales charge			12.39%	-32.74%	—	—	—	-19.69%

[1]	RS Partners Fund is currently offered (by purchase or exchange) only to investors purchasing shares through certain financial intermediaries.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Partners Fund Class A, K, and Y shares are 1.53%, 1.88%, and 1.32%, respectively; for RS Value Fund Class A, C, K, and Y shares are 1.41%, 2.14%, 1.82%, and 1.05%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

6	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Large Cap Alpha Fund Class A	GPAFX	6/1/72
without sales charge			3.13%	-23.57%	-1.39%	1.29%	-2.44%	11.43%
with maximum sales charge			-1.76%	-27.20%	-2.98%	0.31%	-2.91%	11.28%
Class B	GUPBX	5/1/96
without sales charge			2.59%	-24.12%	-2.26%	0.33%	-3.18%	3.20%
with sales charge			-0.41%	-26.40%	-2.92%	0.13%	-3.18%	3.20%
Class C	RCOCX	8/7/00
without sales charge			2.76%	-24.16%	-2.18%	0.33%	—	-6.11%
with sales charge			1.76%	-24.91%	-2.18%	0.33%	—	-6.11%
Class K	RCEKX	5/15/01
without sales charge			2.92%	-23.84%	-1.77%	0.91%	—	-1.64%
Class Y	RCEYX	5/1/07
without sales charge			3.24%	-23.40%	—	—	—	-11.00%
RS Investors Fund Class A	RSINX	11/15/05
without sales charge			25.90%	-35.41%	-9.98%	—	—	-6.81%
with maximum sales charge			19.86%	-38.47%	-11.43%	—	—	-8.05%
Class C	RIVCX	7/24/07
without sales charge			22.09%	-36.43%	—	—	—	-24.70%
with maximum sales charge			21.09%	-36.97%	—	—	—	-24.70%
Class K	RSIKX	1/3/07
without sales charge			25.12%	-36.69%	—	—	—	-17.71%
Class Y	RSIYX	5/1/07
without sales charge			26.32%	-35.50%	—	—	—	-21.43%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of its predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Large Cap Alpha Fund Class A, B, C, K and Y shares are 0.95%, 1.82%, 1.74%, 1.34%, and 0.71% respectively; for RS Investors Fund Class A, C, K and Y shares are 1.98%, 4.15%, 3.23%, and 1.70%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	7

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Global Natural Resources Fund Class A	RSNRX	11/15/95
without sales charge			17.81%	-45.33%	-6.78%	9.89%	12.65%	9.46%
with maximum sales charge			12.21%	-47.93%	-8.28%	8.83%	12.11%	9.07%
Class C	RGNCX	5/1/07
without sales charge			17.32%	-45.83%	—	—	—	-14.57%
with sales charge			16.32%	-46.37%	—	—	—	-14.57%
Class K	RSNKX	12/4/06
without sales charge			17.49%	-45.66%	—	—	—	-9.26%
Class Y	RSNYX	5/1/07
without sales charge			17.97%	-45.14%	—	—	—	-13.48%
RS Large Cap Value Fund Class A	RLCVX	2/3/03
without sales charge			1.11%	-29.74%	-11.92%	-3.07%	—	2.33%
with maximum sales charge			-3.76%	-33.10%	-13.33%	-4.00%	—	1.55%
Class B	RLVBX	2/3/03
without sales charge			0.79%	-30.30%	-12.59%	-3.78%	—	1.57%
with sales charge			-2.21%	-32.13%	-13.01%	-3.90%	—	1.57%
Class C	RLCCX	2/3/03
without sales charge			0.63%	-30.36%	-12.61%	-3.80%	—	1.56%
with sales charge			-0.37%	-30.96%	-12.61%	-3.80%	—	1.56%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Global Natural Resources Fund Class A, C, K and Y shares are 1.50%, 2.35%, 2.12%, and 1.20% respectively; for RS Large Cap Value Fund Class A, B, C, and K shares are 1.36%, 2.11%, 2.09%, and 1.72%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

8	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Large Cap Value Fund (continued)
Class K	RLCKX	2/3/03
without sales charge			0.79%	-30.11%	-12.23%	-3.38%	—	2.01%
Growth Funds
RS Small Cap Growth Fund Class A	RSEGX	11/30/87
without sales charge			16.83%	-25.14%	-8.38%	-2.52%	-1.84%	11.86%
with maximum sales charge			11.29%	-28.69%	-9.85%	-3.47%	-2.32%	11.60%
Class C	REGWX	9/6/07
without sales charge			16.15%	-26.43%	—	—	—	-22.93%
with sales charge			15.15%	-27.16%	—	—	—	-22.93%
Class K	RSEKX	1/22/07
without sales charge			16.45%	-25.84%	—	—	—	-12.94%
Class Y	RSYEX	5/1/07
without sales charge			17.05%	-24.86%	—	—	—	-15.64%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Large Cap Value Fund Class A, B, C, and K shares are 1.36%, 2.11%, 2.09%, and 1.72%, respectively; for RS Small Cap Growth Fund Class A, C, K, and Y shares are 1.51%, 3.13%, 2.42%, and 1.18%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security. The values of mortgage-backed securities depend on the credit quality and adequacy of the underlying assets or collateral and may be highly volatile.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	9

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Smaller Company Growth Fund Class A	RSSGX	8/15/96
without sales charge			13.35%	-28.16%	-13.91%	-5.35%	1.35%	5.39%
with maximum sales charge			7.99%	-31.59%	-15.29%	-6.27%	0.86%	4.99%
Class C	RSGWX	1/2/08
without sales charge			12.44%	-29.87%	—	—	—	-30.53%
with maximum sales charge			11.44%	-30.56%	—	—	—	-30.53%
Class K	RSSKX	3/2/07
without sales charge			12.86%	-29.01%	—	—	—	-19.13%
Class Y	RSMYX	5/1/07
without sales charge			13.57%	-27.94%	—	—	—	-21.37%
RS Select Growth Fund Class A	RSDGX	8/1/96
without sales charge			17.37%	-28.43%	-7.60%	-4.42%	-0.21%	7.84%
with maximum sales charge			11.81%	-31.82%	-9.09%	-5.35%	-0.70%	7.43%
Class C	RSGFX	11/15/07
without sales charge			15.94%	-29.46%	—	—	—	-25.06%
with sales charge			14.94%	-30.17%	—	—	—	-25.06%
Class K	RSDKX	2/12/07
without sales charge			16.66%	-29.90%	—	—	—	-14.15%
Class Y†	RSSYX	5/1/09
without sales charge			—	—	—	—	—	0.29%

†	RS Select Growth Fund Class Y Shares (Inception date: 5/1/09) “since inception” return is not annualized and represents cumulative total return.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Smaller Company Growth Fund Class A, C, K, and Y shares are 1.57%, 3.86%, 2.73%, and 1.30%, respectively; for RS Select Growth Fund Class A, C, K , and Y shares are 1.72%, 2.38%, 3.72%, and 1.40%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

10	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Mid Cap Growth Fund Class A	RSMOX	7/12/95
without sales charge			9.91%	-38.45%	-13.81%	-4.64%	-0.84%	5.69%
with maximum sales charge			4.72%	-41.38%	-15.20%	-5.57%	-1.32%	5.32%
Class C	RMOCX	5/21/07
without sales charge			9.12%	-39.09%	—	—	—	-26.14%
with sales charge			8.12%	-39.67%	—	—	—	-26.14%
Class K	RSMKX	12/4/06
without sales charge			9.42%	-38.98%	—	—	—	-18.90%
Class Y	RMOYX	5/1/07
without sales charge			10.15%	-38.20%	—	—	—	-23.01%
RS Growth Fund Class A	RSGRX	5/12/92
without sales charge			7.04%	-29.63%	-9.18%	-2.01%	-2.28%	7.54%
with maximum sales charge			1.91%	-32.99%	-10.65%	-2.96%	-2.75%	7.24%
Class C	RGWCX	6/29/07
without sales charge			6.07%	-30.35%	—	—	—	-21.63%
with sales charge			5.07%	-31.03%	—	—	—	-21.63%
Class K	RSGKX	11/27/06
without sales charge			6.64%	-30.16%	—	—	—	-13.88%
Class Y	RGRYX	5/1/07
without sales charge			7.02%	-29.46%	—	—	—	-17.41%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Mid Cap Growth Fund Class A, C, K, and Y shares are 1.36%, 2.35%, 2.16%, and 1.06%, respectively; for RS Growth Fund Class A, C, K, and Y shares are 1.34%, 2.70%, 2.09%, and 1.06%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	11

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Technology Fund Class A	RSIFX	11/15/95
without sales charge			39.41%	-17.82%	-1.78%	-0.93%	-1.04%	6.02%
with maximum sales charge			32.85%	-21.73%	-3.36%	-1.89%	-1.52%	5.64%
Class C	RINCX	5/2/07
without sales charge			38.23%	-18.85%	—	—	—	-11.52%
with sales charge			37.23%	-19.66%	—	—	—	-11.52%
Class K	RIFKX	1/19/07
without sales charge			39.09%	-18.49%	—	—	—	-6.89%
Class Y	RIFYX	5/1/07
without sales charge			39.77%	-17.47%	—	—	—	-9.90%
RS Small Cap Equity Fund Class A	GPSCX	5/1/97
without sales charge			9.78%	-20.22%	-6.64%	-0.93%	4.22%	5.37%
with maximum sales charge			4.61%	-24.01%	-8.14%	-1.88%	3.71%	4.95%
Class B	GUCBX	5/6/97
without sales charge			9.14%	-21.01%	-7.59%	-1.93%	3.43%	4.48%
with sales charge			6.14%	-23.35%	-8.02%	-2.02%	3.43%	4.48%
Class C	RSCCX	8/7/00
without sales charge			9.35%	-20.96%	-7.43%	-1.81%	—	-1.48%
with sales charge			8.35%	-21.74%	-7.43%	-1.81%	—	-1.48%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Technology Fund Class A, C, K, and Y shares are 1.69%, 2.89%, 2.67%, and 1.36%, respectively; for RS Small Cap Equity Fund Class A, B, C, K, and Y shares are 1.30%, 2.31%, 2.08%, 1.70%, and 1.03%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

12	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Small Cap Equity Fund (continued)
Class K	RSCKX	5/15/01
without sales charge			9.67%	-20.53%	-6.98%	-1.26%	—	1.71%
Class Y	RSCYX	5/1/07
without sales charge			9.93%	-20.08%	—	—	—	-16.12%
International Funds
RS International Growth Fund Class A	GUBGX	2/16/93
without sales charge			9.84%	-32.59%	-7.16%	2.82%	-0.49%	4.74%
with maximum sales charge			4.60%	-35.78%	-8.64%	1.83%	-0.97%	4.43%
Class B	GBGBX	5/1/96
without sales charge			9.56%	-33.05%	-7.94%	1.80%	-1.37%	1.72%
with sales charge			6.56%	-35.05%	-8.54%	1.62%	-1.37%	1.72%
Class C	RIGCX	8/7/00
without sales charge			9.41%	-33.16%	-7.88%	1.93%	—	-3.00%
with sales charge			8.41%	-33.83%	-7.88%	1.93%	—	-3.00%
Class K	RIGKX	5/15/01
without sales charge			9.76%	-32.77%	-7.47%	2.53%	—	0.05%
Class Y†	RSIGX	3/10/09
without sales charge			—	—	—	—	—	40.98%
RS Emerging Markets Fund Class A	GBEMX	5/1/97
without sales charge			42.75%	-27.76%	3.75%	16.75%	12.65%	8.46%
with maximum sales charge			35.92%	-31.20%	2.09%	15.61%	12.11%	8.03%
Class B	REMBX	5/6/97
without sales charge			42.22%	-28.36%	2.91%	15.74%	11.52%	7.23%
with sales charge			39.22%	-30.49%	2.41%	15.62%	11.52%	7.23%

†	RS International Growth Fund Class Y Shares (inception date: 3/10/09) “since inception” return is not annualized and represents cumulative total return.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Small Cap Equity Fund Class A, B, C, K, and Y shares are 1.30%, 2.31%, 2.08%, 1.70%, and 1.03%, respectively; for RS International Growth Fund Class A, B, C, K, and Y shares are 1.50%, 2.35%, 2.23%, 1.86%, and 1.21%, respectively; for RS Emerging Markets Fund Class A, B, C, K, and Y shares are 1.58%, 2.31%, 2.31%, 1.94%, and 1.30%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	13

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to- Date	1 Year	3 Years	5 Years	10 Years	Since Inception
International Funds (continued)
RS Emerging Markets Fund (continued)
Class C	REMGX	8/7/00
without sales charge			42.32%	-28.28%	3.00%	15.82%	—	10.12%
with sales charge			41.32%	-28.99%	3.00%	15.82%	—	10.12%
Class K	REMKX	5/15/01
without sales charge			42.53%	-27.93%	3.39%	16.35%	—	14.65%
Class Y†	RSENX	5/1/09
without sales charge			—	—	—	—	—	59.17%
Fixed Income Funds
RS Investment Quality Bond Fund Class A	GUIQX	2/16/93
without sales charge			4.23%	3.38%	4.89%	3.96%	5.20%	5.24%
with maximum sales charge			0.36%	-0.55%	3.55%	3.18%	4.80%	4.99%
Class B	RIQBX	8/7/00
without sales charge			3.84%	2.50%	4.07%	3.17%	—	4.55%
with sales charge			0.84%	-0.46%	3.46%	2.99%	—	4.55%
Class C	RIQCX	8/7/00
without sales charge			3.73%	2.50%	4.07%	3.16%	—	4.46%
with sales charge			2.73%	1.52%	4.07%	3.16%	—	4.46%
Class K	RIQKX	5/15/01
without sales charge			4.02%	2.97%	4.47%	3.55%	—	4.37%
Class Y†	RSQYX	5/12/09
without sales charge			—	—	—	—	—	1.13%

†

RS Emerging Markets Fund Class Y Shares (Inception date: 5/12/09) and RS Investment Quality Bond Fund Class Y Shares (Inception date: 5/12/09) “since inception” returns are not annualized and represent cumulative total returns.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Emerging Markets Fund Class A, B, C, K, and Y shares are 1.58%, 2.31%, 2.31%, 1.94%, and 1.30%, respectively; for RS Investment Quality Bond Fund Class A, B, C, K, and Y shares are 1.01%, 1.82%, 1.80%, 1.39%, and 0.85%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75% for RS Emerging Markets Fund and 3.75% for RS Investment Quality Bond Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in high-technology and Internet-related sectors may be highly volatile. Companies in these sectors operate in markets that are characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, enhancements and changing customer demands.

International investing involves special risks, which include changes in currency rates, foreign taxation and differences in auditing standards and securities regulations, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

14	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Fixed Income Funds (continued)
RS Low Duration Bond Fund Class A	RLDAX	7/30/03
without sales charge			2.74%	4.37%	4.86%	3.60%	—	3.24%
with maximum sales charge			0.40%	1.99%	4.08%	3.13%	—	2.85%
Class B	RLDBX	7/30/03
without sales charge			2.36%	3.59%	4.08%	2.83%	—	2.47%
with sales charge			-0.64%	0.59%	3.46%	2.65%	—	2.32%
Class C	RLDCX	7/30/03
without sales charge			2.36%	3.59%	4.08%	2.83%	—	2.47%
with sales charge			1.36%	2.59%	4.08%	2.83%	—	2.47%
Class K	RLDKX	7/30/03
without sales charge			2.53%	3.95%	4.44%	3.19%	—	2.83%
Class Y†	RSDYX	5/12/09
without sales charge			—	—	—	—	—	0.73%
RS High Yield Bond Fund Class A	GUHYX	9/1/98
without sales charge			18.96%	-2.78%	1.19%	3.15%	3.24%	3.85%
with maximum sales charge			14.52%	-6.46%	-0.09%	2.38%	2.84%	3.48%
Class B	RHYBX	9/1/98
without sales charge			18.53%	-3.37%	0.43%	2.38%	2.58%	3.18%
with sales charge			15.53%	-6.04%	-0.11%	2.24%	2.58%	3.18%
Class C	RHYCX	8/7/00
without sales charge			18.53%	-3.36%	0.43%	2.39%	—	2.97%
with sales charge			17.53%	-4.25%	0.43%	2.39%	—	2.97%
Class K	RHYKX	5/15/01
without sales charge			18.73%	-3.17%	0.78%	2.72%	—	4.07%
Class Y†	RSYYX	5/12/09
without sales charge			—	—	—	—	—	3.44%
RS Tax-Exempt Fund Class A	GUTEX	2/16/93
without sales charge			5.09%	4.99%	3.77%	4.23%	5.01%	4.78%
with maximum sales charge			1.14%	1.01%	2.47%	3.44%	4.61%	4.54%
Class C	RETCX	8/7/00
without sales charge			4.81%	4.21%	3.00%	3.45%	—	4.28%
with sales charge			3.81%	3.21%	3.00%	3.45%	—	4.28%
Class Y†	RSTYX	5/12/09
without sales charge			—	—	—	—	—	-1.09%

†

RS Low Duration Fund Class Y Shares (Inception date: 5/12/09), RS High Yield Bond Fund Class Y Shares (Inception date: 5/12/09), and RS Tax-Exempt Fund Class Y Shares (Inception date: 5/12/09) “since inception” returns are not annualized and represent cumulative total returns.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The total gross annual operating expense ratio as of the most current prospectus for RS Low Duration Bond Fund Class A, B, C, K, and Y shares are 1.23%, 1.94%, 1.93%, 1.56%, and 0.81%, respectively; for RS High Yield Bond Fund Class A, B, C, K, and Y shares are 1.18%, 1.97%, 1.93%, 1.57%, and 1.01%, respectively; for RS Tax-Exempt Fund Class A, C, and Y shares are 0.96%, 1.73%, and 0.81%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 2.25% for RS Low Duration Bond Fund and 3.75% for RS High Yield Bond Fund and RS Tax-Exempt Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

An investment in a bond fund exposes you to the general risk of investing in debt markets. These risks include interest rate risk, credit risk and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. High yield bond investing includes special risks. Investments in lower rated and unrated debt securities are subject to a greater loss of principal and interest than investments in higher rated securities.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	15

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

		Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Fixed Income Funds (continued)
RS Money Market Fund Class A		GCMXX	9/13/82
without sales charge				0.03%	0.69%	2.84%	2.67%	2.60%	4.67%
Class B		RMBXX	5/1/96
without sales charge	7-Day Yield (Class A Shares)†			0.02%	0.34%	2.21%	2.08%	2.22%	2.92%
with sales charge	as of 6/30/09			-2.98%	-2.66%	1.57%	1.90%	2.22%	2.92%
Class C	with subsidy 0.05%	RMCXX	8/7/00
without sales charge	without subsidy -0.18%			0.02%	0.34%	2.22%	2.08%	—	1.74%
with sales charge				-0.98%	-0.66%	2.22%	2.08%	—	1.74%
Class K		RMKXX	5/15/01
without sales charge				0.02%	0.50%	2.51%	2.33%	—	1.69%
Other
RS S&P 500 Index Fund Class A		GUSPX	8/7/00
without sales charge				3.29%	-26.21%	-8.59%	-2.63%	—	-3.84%
with maximum sales charge				0.16%	-28.40%	-9.51%	-3.22%	—	-4.17%
Class B		RSPBX	8/7/00
without sales charge				2.56%	-26.98%	-9.33%	-3.43%	—	-4.51%
with sales charge				-0.44%	-29.17%	-9.93%	-3.61%	—	-4.51%
Class C		RSAPX	8/7/00
without sales charge				2.81%	-26.80%	-9.29%	-3.38%	—	-4.62%
with sales charge				1.81%	-27.51%	-9.29%	-3.38%	—	-4.62%
Class K		RSPIX	5/15/01
without sales charge				2.97%	-26.61%	-8.97%	-3.07%	—	-3.09%

†	The “7-Day Yield” quotations more closely reflects the current earnings of the RS Money Market Fund than the “Average Annual Total Returns” quotations.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The total gross annual operating expense ratio as of the most current prospectus for RS Money Market Fund Class A, B, C, and K shares are 0.85%, 1.84%, 1.68%, and 1.25%, respectively; for RS S&P 500 Index Fund Class A, B, C, and K shares are 0.74%, 1.61%, 1.56%, and 1.14%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 3.00% for RS S&P 500 Index Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class A shares of RS Money Market Fund and Class K shares of any Fund. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

An investment in a bond fund exposes you to the general risk of investing in debt markets. These risks include interest rate risk, credit risk and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. High yield bond investing includes special risks. Investments in lower rated and unrated debt securities are subject to a greater loss of principal and interest than investments in higher rated securities.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

16	800-766-3863

This Page Intentionally Left Blank

www.RSinvestments.com	17

Investment Team Biographies

Our People – A Commitment to Quality

At RS Investments, we believe our people and their processes are what set us apart and differentiate our family of funds. By building on a foundation of quality individuals, with exceptional educational backgrounds, extensive investment experience, and a wide variety of professional experience and knowledge, we have established a most remarkable organization.

RS Investments (RS) is the investment adviser for the RS Funds. UBS Global Asset Management (Americas) Inc. (UBS) serves as investment subadviser for RS Large Cap Value Fund.

MacKenzie B. Davis, CFA

MacKenzie B. Davis is a co-portfolio manager and an analyst on the RS Value Team. He has been a co-portfolio manager of RS Global Natural Resources Fund since 2005, of RS Value Fund, RS Partners Fund and RS Investors Fund since 2006, and of RS Large Cap Alpha Fund since March 2009; he also co-manages separate accounts. Prior to joining RS Investments in 2004 as an analyst on the RS Value Team, MacKenzie spent four years as a high-yield analyst at Fidelity Management & Research Company, covering technology, telecommunications, industrial, and energy issuers.
Previously, he was a vice president at Fidelity Capital Markets, focusing on origination and financial engineering initiatives. He was also an analyst at Goldman Sachs & Company. MacKenzie holds an A.B. from Brown
University in mathematical economics and modern American history. MacKenzie is a CFA Charterholder.

David J. Kelley

David J. Kelley is a co-portfolio manager and an analyst on the RS Value Team. He has been a co-portfolio manager of RS Partners Fund and of RS Value Fund since 2004, of RS Investors Fund since its inception, and of RS Large Cap Alpha Fund since March 2009; he also co-manages separate accounts. Prior to joining RS Investments in 2002 as an analyst on the RS Value Team, David was a small-cap analyst at Pequot Capital Management from 2001 to 2002. Previously, he had served as an analyst for three years with Crestwood Capital, an ING-affiliated hedge fund group, and spent three years as a senior analyst at Goldman Sachs & Company in the mergers and acquisitions department. David earned a B.A. in history from Yale University and an M.B.A. from Harvard Business School.

18	800-766-3863

Joseph Mainelli

Joseph Mainelli is a co-portfolio manager and an analyst on the RS Value Team. Joe has been a co-portfolio manager of RS Large Cap Alpha Fund since March 2009 and of RS Partners Fund, RS Value Fund, and RS Investors Fund since May 2009; he also co-manages separate accounts. Prior to joining RS Investments in 2007 as an analyst in the RS Value Team, he was an equity research analyst focusing on small- and mid-cap value investments at David J. Greene & Company for three years. Prior to that, he was an equity research analyst at the hedge funds of Sagamore Hill Capital and ING Furman Selz Asset Management. Joe holds a B.A. in anthropology from Princeton University and an M.B.A. from Columbia Business School.

Andrew P. Pilara, Jr.

Andrew P. Pilara Jr. is a co-portfolio manager and analyst on the RS Value Team. He has managed RS Partners Fund, RS Investors Fund, and RS Global Natural Resources Fund since their inceptions, and RS Large Cap Alpha Fund since March 2009. Andy has been responsible for the management of RS Value Fund since 2002, and has been a member of that Fund’s management team since 1999. He also manages separate accounts. Prior to joining the firm in 1993, he was president of Pilara Associates, an investment management firm he established in 1974. He has been involved in the securities business for more than 30 years, with experience in portfolio management, research, trading, and sales. Andy holds a B.A. in economics from Saint Mary’s College.

Kenneth L. Settles Jr., CFA

Kenneth L. Settles is a co-portfolio manager and an analyst on the RS Value Team. Ken has been a co-portfolio manager of RS Global Natural Resources Fund since 2007, of RS Large Cap Alpha Fund since March 2009 and of RS Partners Fund, RS Value Fund and RS Investors Fund since May 2009. Prior to joining the firm in 2006, he was a senior energy analyst at Neuberger Berman, LLC for seven years where he also co-managed the Neuberger Berman Premier Energy Portfolio. Previously, Ken spent three years at Salomon Smith Barney, Inc. where he was a financial analyst. Ken holds a B.A. in economics from Williams College. Ken is a CFA Charterholder.

www.RSinvestments.com	19

Investment Team Biographies (continued)

Joseph A. Wolf

Joseph A. Wolf is a co-portfolio manager and an analyst on the RS Value Team. He has been co–portfolio manager of RS Partners Fund and RS Value Fund since 2004, of RS Investors Fund since its inception, and of RS Large Cap Alpha Fund since March 2009; he also co-manages separate accounts. Previously, he had worked as a senior financial analyst at Goldman Sachs & Company for four years in both the equities division and the strategic consulting group. Joe holds a B.A. in medicine and psychology from Vanderbilt University and an M.B.A. from Harvard Business School.

Thomas M. Cole, CFA

Thomas M. Cole has been a member of the investment management team of RS Large Cap Value Fund since its inception.* Thomas is the director of research for the Fund’s investment team, responsible for overseeing the analyst team that provides the investment research on the large-cap markets that is used in making the security selections for the Fund’s portfolio. Thomas is head of research – North American equities and a managing director of UBS Global AM, where he has been an investment professional since 1995. He received a B.B.A. and an M.B.A. from the University of Wisconsin. He is a CFA Charterholder.

Thomas Digenan, CFA

Thomas Digenan has been a member of the investment management team of RS Large Cap Value Fund since its inception.* Thomas, together with Scott Hazen, is the primary strategist for the investment team, responsible for providing cross-industry and risk management assessments for portfolio construction for the Fund. Thomas has been a North American equity strategist at UBS Global AM since 2001 and is an executive director of UBS Global AM. Prior to joining UBS Global AM in 1993, he was a senior manager in the tax department at KPMG Peat Marwick. He earned a B.S. at Marquette University and an M.S.T. from DePaul University. He is a CFA Charterholder.

20	800-766-3863

Scott Hazen, CFA

Scott Hazen has been a member of the investment management team of RS Large Cap Value Fund since 2004.* Scott, together with Thomas Digenan, is the primary strategist for the investment team, responsible for providing cross-industry and risk management assessments for portfolio construction for the Fund. Scott has been a North American equity strategist at UBS Global AM since 2004 and is an executive director of UBS Global AM. From 1992 to 2004, Scott was a client service and relationship management professional with UBS Global AM. He earned a B.B.A. from the University of Notre Dame and an M.B.A. from the University of Chicago. He is a CFA Charterholder.

John Leonard, CFA

John Leonard has been a member of the investment management team of RS Large Cap Value Fund since its inception.* John serves as the head of the Fund’s investment team and is responsible for overseeing the other members of the team, leading the portfolio construction process and reviewing the overall composition of the Fund’s portfolio to ensure compliance with its stated investment objective and strategies. John is the head of North American equities and the deputy global head of equities at UBS Global AM. He is also a managing director of UBS Global AM and has been an investment professional with UBS Global AM since 1991. Prior to joining UBS Global AM in 1991, John worked as an investment manager at a real estate management company. He holds an A.B. from Dartmouth College and an M.B.A. from the University of Chicago. He is a CFA Charterholder.

*	Includes service as a portfolio manager or co-portfolio manager, as applicable, of the Fund’s Predecessor Fund for periods prior to October 9, 2006, the commencement of operations of the Fund.

The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Funds. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the Prospectus or visit our Web site at www.RSinvestments.com.

www.RSinvestments.com	21

RS Partners Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Large-Cap	Mid-Cap	Small-Cap
Value	Blend	Growth

Highlights

•	The Fund outperformed its benchmark during both the first quarter market sell-off and the subsequent recovery.

•	Stock selection in the energy, financials, and consumer staples sectors were notable positive contributors to relative returns.

•	Conversely, stock selection in the technology and materials sectors hindered relative performance.

Market Overview

Through the first six months of 2009, we witnessed substantial volatility in the equity markets. After extending its fourth quarter losses into the first quarter, the equity market posted its biggest short-term rally since 1938, with the S&P 500® Index4 advancing over 40% in just 67 trading days following the March 9 low. As massive, coordinated government stimulus efforts across the globe reduced fears of another Great Depression, investors began to reconsider many of the stocks that sold off so sharply on concerns over a possible worst-case economic scenario. As investors began to hope for a return to a more normalized economic environment, they sought bargains among heavily-discounted shares, even in companies with challenged business models or substantial leverage. In addition, commodity stocks and cyclically sensitive shares were strong performers during the recent market resurgence.

Fund Performance Overview

RS Partners Fund (Class A Shares) returned 17.22% in the six-month period ending June 30, 2009, outperforming its benchmark, the Russell 2000® Value Index3, which returned -5.17%.

In the financial services sector, the Fund benefited from an underweighting in the diversified banking industry, as well as from an overweighting and solid stock selection in the financial data and services area. One of the Fund’s top positive contributors for the period was Euronet Worldwide Inc., a provider of ATM and point-of-sale credit card, electronic bill payment, and money transfer services. We continue to believe that the financial services industry is in the early stages of a structural transformation that will create superior business opportunities for the better capitalized companies. We will continue to seek to take advantage of downward market volatility to invest in companies that we believe possess solid capital positions, stable and reliable funding sources, strong management teams, increasing returns on capital, and superior downside protection.

In the energy sector, relative performance was aided by our investment in Denbury Resources, a company that focuses on oil and gas production along the Gulf Coast. In the energy and materials sectors, our goal is to optimize risk-adjusted returns across entire business and commodities cycles, while limiting downside risk. For this reason, we continue to focus on companies that we believe own advantaged assets that we can purchase at discounted valuations, as measured against our conservative long-term commodity price assumptions.

Other positive contributors during the period included The Cooper Companies, a manufacturer of contact lenses and surgical instruments. The stock performed well over the period as the company continued to generate healthy free cash flow and reduce its debt. Many health care stocks have experienced near-term volatility. However, we believe that the current uncertainty surrounding potential health care reform could create interesting investment opportunities, especially in light of our view that many of the market’s finest health care companies will fare much better than their current valuations might suggest.

Among the Fund’s largest detractors for the period were two materials investments. Shares of aluminum processing firm Century Aluminum Co. and diversified chemicals supplier Solutia weakened during the first quarter after both companies reduced their earnings guidance.

22	800-766-3863

Century Aluminum, in particular, declined after announcing in January that it would need to raise capital in order to shut down U.S. assets.

Additionally, despite strong relative performance from the overall sector, a number of the Fund’s financial services holdings detracted from returns. These included worker’s compensation insurance provider Employers Holding Inc. and life and health insurance company Torchmark Corporation. Despite the recent underperformance of these stocks, we continue to have a positive bias toward attractively valued insurers, especially in the property and casualty market, where we continue to focus on companies with strong balance sheets.

Outlook

We believe that the markets will continue to ration credit and that we are now in a period of lower leverage, less speculation, and less risk-taking. While the short-term environment may be challenging, we believe that structural changes in the investment markets will produce a much healthier environment in which unlevered, risk-adjusted economic returns will once again determine stock performance. As we look ahead, we remain focused on identifying company-specific structural changes that may lead to improved returns on capital.

Sincerely,

MacKenzie Davis, CFA	David Kelley
Co-Portfolio Manager	Co-Portfolio Manager

Joseph Mainelli	Andrew Pilara
Co-Portfolio Manager	Co-Portfolio Manager

Ken Settles, CFA	Joe Wolf
Co-Portfolio Manager	Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Investing in a more limited number of issuers and sectors can be subject to greater market fluctuation. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

www.RSinvestments.com	23

RS Partners Fund (continued)

Total Net Assets: $1,359,760,987	Data as of June 30, 2009

Sector Allocation[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
NBTY, Inc.	5.25%
ACI Worldwide, Inc.	3.45%
Comverse Technology, Inc.	3.44%
Euronet Worldwide, Inc.	3.43%
Career Education Corp.	3.31%
Scientific Games Corp.	3.08%
Jack Henry & Associates, Inc.	2.91%
Denbury Resources, Inc.	2.72%
KKR Private Equity Investors, L.P.	2.60%
Magellan Health Services, Inc.	2.56%
Total	32.75%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The Russell 2000® Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

4

The S&P 500® Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

24	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	7/12/95
without sales charge		17.22%	-25.52%	-9.82%	0.89%	10.84%	10.16%
with maximum sales charge		11.64%	-29.05%	-11.27%	-0.09%	10.31%	9.78%
Class K Shares	10/13/06
without sales charge		17.09%	-25.73%	—	—	—	11.49%
Class Y Shares	5/1/07
without sales charge		17.45%	-25.41%	—	—	—	-18.32%
Russell 2000® Value Index[3]		-5.17%	-25.24%	-12.07%	-2.27%	5.00%	7.59%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Partners Fund and in the Russell 2000® Value Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the commencement of offering Class K shares (10/13/06) would have the following values as of June 30, 2009: $7,182 (Class K). While Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/1/07) would have the following value as of June 30, 2009: $645,242.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.53%, Class K 1.88%, and Class Y 1.32%. For more information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

www.RSinvestments.com	25

RS Value Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Large-Cap	Mid-Cap	Small-Cap
Value	Blend	Growth

Highlights

•	RS Value Fund outperformed the Russell MidCap® Value Index [3] in a period that saw sharp swings in stock market performance.

•

The Fund’s relative results during this volatile period were aided by overall stock selection, especially in the energy and producer durables sectors. Overweighted exposure to energy and an underweight position in utilities were also significant positive contributors to relative returns.

•

The Fund’s lack of exposure to the consumer staples sector and stock selection in the technology sector detracted from relative performance, as did a residual cash position that weakened our participation in the second quarter market rally.

Market Overview

Through the first six months of 2009, we witnessed substantial volatility in the equity markets. After extending its fourth quarter losses into the first quarter, the equity market posted its biggest short-term rally since 1938, with the S&P 500® Index4 advancing over 40% in just 67 trading days following the March 9 low. As massive, coordinated government stimulus efforts across the globe reduced fears of another Great Depression, investors began to reconsider many of the stocks that sold off so sharply on concerns over a possible worst-case economic scenario. As investors began to hope for a return to a more normalized economic environment, they sought bargains among heavily discounted shares, even in many companies with challenged business models or substantial leverage. In addition, commodity stocks and cyclically sensitive shares were strong performers during the recent market resurgence.

Fund Performance Overview

RS Value Fund (Class A Shares) returned 12.14% during the six-month period ending June 30, 2009, outperforming its benchmark, the Russell MidCap® Value Index, which returned 3.19%.

The Fund’s outperformance during the first half of the year reflected positive stock selection. In the energy sector, Fund performance benefited from exposure to oil and gas producers, such as Canada’s Talisman Energy Inc. and Denbury Resources. Outside of the energy sector, specialty steel manufacturer Allegheny Technologies was another strong contributor. The company continued to generate positive cash flow despite the challenging global economic backdrop.

When investing in both the energy and raw materials sectors, our goal remains to optimize risk-adjusted returns across entire business and commodities cycles, while limiting downside risk. For this reason, we continue to focus on companies that we believe own advantaged assets that we can purchase at discounted valuations, as measured against our conservative long-term commodity price assumptions.

For the past few quarters, we have consciously avoided exposure to pure consumer discretionary businesses while focusing instead on companies that provide products or services that consumers will continue to purchase even in a weaker economic environment. Educational services provider Career Education Corp (CECO) was another top performing holding for the six-month period. One of the largest for-profit, post-secondary education companies in the United States, CECO has benefited from the weakened employment market as more workers return to school for retraining. The company’s new student enrollment rose 2% during the first quarter, while online enrollment rose 1%.

Conversely, Fund performance was dampened by our investments in several insurance holdings, including AON and ACE Ltd. The insurance industry as a whole has been pressured by the weakening economic climate, capital constraints, and investment declines. Despite the recent underperformance of these stocks, we believe pricing in the property and casualty insurance market, in particular, may improve dramatically, due in part to the financial stress suffered by several large competitors.

26	800-766-3863

Meanwhile, Alexandria Real Estate Equities Inc., a real estate investment trust focused on the life sciences industry, was another poor performer in a difficult market for real estate-related stocks.

Our relative performance was also hurt by our investment in People’s United Financial (PBCT), which lost ground during the second quarter as investors instead favored more challenged, heavily discounted financial sector investments. PBCT is a well capitalized banking institution that has successfully avoided nearly all of the problems that have plagued its industry. We believe that well capitalized, disciplined financial institutions such as PBCT are positioned to benefit from the ongoing dislocations in the financial services industry as they take market share away from impaired competitors. We believe that PBCT’s lending margins are at cyclical lows and should rebound over the next several years as the company regains the loan pricing power it lost to the capital markets over the past two decades.

Outlook

While the near-term environment will no doubt be challenging for many companies, we believe that the ongoing structural changes in the investment market will create a much healthier, more balanced environment for both companies and investors. As we look ahead, we remain committed to our investment process that focuses on identifying company-specific structural changes that may lead to improved returns on capital. At the same time, we continue to attempt to carefully monitor risk, as we seek to minimize any downside exposure our investors might face in a challenging market. Above all, our investment team continues to work diligently on targeting compelling and attractively-valued investment ideas that we believe will benefit from the ongoing structural changes underway in the U.S. economy and its financial system.

Sincerely,

MacKenzie Davis, CFA Co-Portfolio Manager	David Kelley Co-Portfolio Manager

Joseph Mainelli Co-Portfolio Manager	Andrew Pilara Co-Portfolio Manager

Ken Settles, CFA Co-Portfolio Manager	Joe Wolf Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

www.RSinvestments.com	27

RS Value Fund (continued)

Total Net Assets: $1,479,786,896	Data as of June 30, 2009

Sector Allocation[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
Career Education Corp.	4.48%
Comverse Technology, Inc.	4.07%
Biovail Corp.	3.99%
Aon Corp.	3.78%
Scientific Games Corp.	3.19%
Ameriprise Financial, Inc.	2.95%
Covidien PLC	2.88%
Talisman Energy, Inc.	2.83%
Southwestern Energy Co.	2.77%
KKR Private Equity Investors, L.P.	2.75%
Total	33.69%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The Russell Midcap® Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values. (The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

4

The S&P 500® Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

28	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	6/30/93
without sales charge		12.14%	-33.02%	-8.83%	1.63%	7.69%	4.88%
with maximum sales charge		6.80%	-36.21%	-10.29%	0.65%	7.17%	4.56%
Class C Shares	5/1/07
without sales charge		11.78%	-33.48%	—	—	—	-20.54%
with sales charge		10.78%	-34.13%	—	—	—	-20.54%
Class K Shares	12/4/06
without sales charge		12.04%	-33.22%	—	—	—	-14.34%
Class Y Shares	5/1/07
without sales charge		12.39%	-32.74%	—	—	—	-19.69%
Russell Midcap® Value Index[3]		3.19%	-30.52%	-11.07%	-0.43%	4.00%	8.55%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Value Fund and in the Russell Midcap® Value Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the commencement of offering Class C shares (5/1/07), and Class K shares (12/4/06) would have the following values as of June 30, 2009: $6,077 (Class C), and $6,716 (Class K). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/1/07) would have the following value as of June 30, 2009: $621,904.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.41%, Class C 2.14%, Class K 1.82%, and Class Y 1.05%. For more information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

www.RSinvestments.com	29

RS Large Cap Alpha Fund (formerly RS Core Equity Fund)

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Large-Cap	Mid-Cap	Small-Cap
Value	Blend	Growth

Highlights

•	During a period of dramatic volatility in equity market performance, RS Large Cap Alpha Fund outperformed the Russell 1000® Value Index[3], but underperformed the S&P 500® Index[4].

•

Performance relative to the Russell 1000® Value Index was supported by stock selection in the energy sector. Overweight exposure to the technology sector also benefited relative performance, as did the Fund’s stock selection in the financial services, health care, and producer durables sectors.

•

Relative performance was hurt by stock selection in the materials and consumer discretionary sectors. The Fund’s residual cash balance also dampened relative returns during the second quarter market rally.

Market Overview

Through the first six months of 2009, we witnessed substantial volatility in the equity markets. After extending its fourth quarter losses into the first quarter, the equity market posted its biggest short-term rally since 1938, with the S&P 500® Index4 advancing over 40% in just 67 trading days following the March 9 low. As massive, coordinated government stimulus efforts across the globe reduced fears of another Great Depression, investors began to reconsider many of the stocks that sold off so sharply on concerns over a possible worst-case economic scenario. As investors began to hope for a return to a more normalized economic environment, they sought bargains among heavily discounted shares, even in those companies with challenged business models or substantial leverage. In addition, commodity stocks and cyclically sensitive shares were strong performers during the recent market resurgence.

Fund Performance Overview

RS Large Cap Alpha Fund (Class A Shares) returned 3.13% during the six-month period ending June 30,

2009, outperforming the Russell 1000® Value Index, which returned -2.87%, but underperforming the 3.16% return provided by the S&P 500® Index. The current investment team of RS Large Cap Alpha Fund began managing the Fund effective March 30, 2009.

The Fund’s stock selection in the energy sector was particularly favorable in the first half of 2009, as many of our individual holdings benefited from improved economic expectations and resilient commodity prices, particularly during the second quarter. Positive performers included pipeline company Enterprise Products Partners L.P. and oilfield services provider Schlumberger Ltd. In both the energy and raw materials sectors, our goal is to optimize risk-adjusted returns across full business and commodities cycles, while limiting downside risk. For this reason, we continue to focus on companies that we believe own advantaged assets that we can purchase at discounted valuations, as measured against our conservative long-term commodity price assumptions.

Fund performance was also assisted by our stock selection in the health care sector. In particular, the Fund benefited from news that drug maker Schering-Plough, one of our holdings, was being acquired by rival Merck during the period.

Other positive contributors for the period included payments processing company MasterCard, which performed well in the period despite the weak consumer spending and financing environment. Meanwhile, shares of computer and device maker Apple also contributed positive returns.

Providing some offset to these positive contributions was Japanese video game manufacturer Nintendo. Despite positive consumer response to Nintendo’s new Wii gaming platform, the company’s financial performance has been negatively impacted by currency fluctuations.

Among the Fund’s industrial holdings, relative returns were hindered by a stake in waste disposal services provider Republic Services, which declined in the first

30	800-766-3863

quarter after issuing lower earnings guidance. Finally, while the Fund’s performance benefited from overall stock selection in the financial services sector, insurer Aon Corporation was one of the largest individual detractors during the period. Aon declined along with other insurance providers on concerns over the weakening economic climate, capital constraints, and investment losses. Despite the recent underperformance of many insurance stocks, we continue to have a positive bias toward attractively valued, well funded insurers that we believe can take market share away from their financially challenged competitors.

Outlook

The members of our investment team continue to rely on in-depth fundamental research and rigorous quantitative analysis to seek to identify large cap companies that offer strong competitive advantages and solid management teams. The current environment is providing us the opportunity to invest in many compelling companies that are trading at some of the most attractive valuations that we’ve seen in years.

Sincerely,

Mackenzie Davis, CFA Co-Portfolio Manager	David Kelley Co-Portfolio Manager

Joe Mainelli Co-Portfolio Manager	Andy Pilara Co-Portfolio Manager

Ken Settles, CFA Co-Portfolio Manager	Joe Wolf Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. The Fund invests primarily in equity securities and therefore exposes you to the general risks of investing in stock markets.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

www.RSinvestments.com	31

RS Large Cap Alpha Fund (continued)

Total Net Assets: $691,119,885	Data as of June 30, 2009

Sector Allocation[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
Occidental Petroleum Corp.	3.43%
Exxon Mobil Corp.	3.27%
Fidelity National Information Services, Inc.	3.21%
Covidien PLC	3.07%
JPMorgan Chase & Co.	3.01%
eBay, Inc.	2.74%
Pfizer, Inc.	2.61%
Aon Corp.	2.56%
Schlumberger Ltd.	2.52%
Western Union Co.	2.50%
Total	28.92%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The Russell 1000® Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. Index results assume the reinvestment of dividends paid on stocks constituting the Index. Unlike the fund, the index does not incur fees or expenses.

4

The S&P 500® Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses. The Fund is changing its benchmark from the S&P 500® Index to the Russell 1000® Value Index because RS Investments believes that, due to changes to the Fund’s investment strategy, the Russell 1000® Value Index is more representative of the Fund’s investment universe.

32	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	6/1/72
without sales charge		3.13%	-23.57%	-1.39%	1.29%	-2.44%	11.43%
with maximum sales charge		-1.76%	-27.20%	-2.98%	0.31%	-2.91%	11.28%
Class B Shares	5/1/96
without sales charge		2.59%	-24.12%	-2.26%	0.33%	-3.18%	3.20%
with sales charge		-0.41%	-26.40%	-2.92%	0.13%	-3.18%	3.20%
Class C Shares	8/7/00
without sales charge		2.76%	-24.16%	-2.18%	0.33%	—	-6.11%
with sales charge		1.76%	-24.91%	-2.18%	0.33%		-6.11%
Class K Shares	5/15/01
without sales charge		2.92%	-23.84%	-1.77%	0.91%	—	-1.64%
Class Y Shares	5/1/07
without sales charge		3.24%	-23.40%	—	—	—	-11.00%
Russell 1000® Value Index[3]		-2.87%	-29.03%	-11.11%	2.12%	-0.15%	N/A
S&P 500® Index[4]		3.16%	-26.21%	-8.22%	-2.24%	-2.22%	9.32%	*

*	Since Class A shares inception. Since inception performance of the S&P 500® index is measured from 5/31/72, the month end prior to the Fund’s commencement of operations.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Large Cap Alpha Fund and in the Russell 1000® Value Index and the S&P 500® Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made 10 years ago in Class B Shares and upon the commencement of offering, Class C shares (8/7/00), and Class K shares (5/15/07) would have the following values as of June 30, 2009: $7,235 (Class B), $5,706 (Class C), and $8,739 (Class K). While Class B, Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/1/07) would have the following value as of June 30, 2009: $776,947. The Fund is changing its benchmark from the S&P 500® Index to the Russell 1000® Value Index because RS Investments believes that, due to changes to the Fund’s investment strategy, the Russell 1000® Value Index is more representative of the Fund’s investment universe.

Performance quoted represents past performance and does not guarantee future results. The Fund is the successor to The Guardian Park Avenue Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 0.95%, Class B 1.82%, Class C 1.74%, Class K 1.34%, and Class Y 0.71%. For more information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com

www.RSinvestments.com	33

RS Investors Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Large-Cap	Mid-Cap	Small-Cap
Value	Blend	Growth

Highlights

•

The stock market experienced wide swings during the first half of 2009, with shares declining on economic fears early in the period before rallying strongly into the second quarter as investors began to incorporate expectations for improved economic and financial market conditions later in the year.

•	RS Investors Fund significantly outperformed its benchmark through this period.

•

Stock selection was favorable across most market segments, but especially in the consumer discretionary and energy sectors. Conversely, a lack of exposure to some of the better performing areas within the technology sector dampened relative performance.

Market Overview

Through the first six months of 2009, we witnessed substantial volatility in the equity markets. After extending its fourth quarter losses into the first quarter, the equity market posted its biggest short-term rally since 1938, with the S&P 500® Index4 advancing over 40% in just 67 trading days following the March 9 low. As massive, coordinated government stimulus efforts across the globe reduced fears of another Great Depression, investors began to reconsider many of the stocks that sold off so sharply on concerns over a possible worst-case economic scenario. As investors began to hope for a return to a more normalized economic environment, they sought bargains among heavily discounted shares, even in many companies with challenged business models or substantial leverage. In addition, commodity stocks and cyclically sensitive shares were strong performers during the recent market resurgence.

Fund Performance Overview

RS Investors Fund (Class A Shares) returned 25.90% in the six-month period ended June 30, 2009, compared with a -3.05% return for the benchmark Russell 3000® Value Index3.

The Fund’s stock selection in the consumer discretionary sector supported relative performance. Over the past few quarters, we have consciously avoided exposure to pure consumer discretionary businesses while focusing instead on companies that provide products or services that consumers will continue to purchase in a weaker economic environment. One of our top performing consumer holdings for the period was Iconix Brand Group Inc., which owns and licenses consumer brands such as Danskin, Starter, Joe Boxer, London Fog and Op. Despite the more challenging economic environment, Iconix Brand Group recently raised its 2009 earnings and revenue guidance, even while it expands its brand presence in the Chinese market. Meanwhile, within consumer staples, shares of nutritional supplements manufacturer NBTY Inc. soared during the period.

In the energy sector, we benefited from our investment in Denbury Resources, a company focused on oil and gas reserves along the Gulf Coast. In the energy and raw materials sectors, our goal is to optimize risk-adjusted returns across entire business or commodities cycles, while limiting downside risk. For this reason, we continue to focus on companies that we believe own advantaged assets that we can purchase at discounted valuations, as measured against our conservative long-term commodity price assumptions.

The Cooper Companies, a manufacturer of contact lenses and other medical equipment was another contributor for the Fund. The stock performed well over the period as the company continued to reaffirm its earnings guidance, while generating healthy free cash flow and continuing to pay down its debt.

Conversely, Fund performance was dampened by our investments in insurers AON and ACE Ltd. The insurance industry as a whole has been pressured by the weakening economic climate, capital contraints and financial market losses. Despite the recent underperformance of

34	800-766-3863

these stocks, we continue to have a positive bias toward attractively valued property & casualty (P&C) insurers with strong balance sheets. That said, P&C investments are relatively defensive in nature and we anticipate shifting our focus to other areas of the financial services sector as the risk/reward balance changes.

Another significant detractor was aluminum processing company Century Aluminum Co., which declined after announcing that it would need to raise capital in order to shut down U.S. assets.

That said, we took advantage of downward market volatility early in the six-month period to invest in businesses that we believed were attractively priced. In fact, we were able to invest in companies that we believe are some of the best companies in their respective sectors at valuations that still appear highly compelling to us, even when measured against our own draconian worst-case assumptions.

Outlook

As we look ahead, we believe that markets could remain volatile and range-bound as investors continue to grapple with concerns over a variety of issues, including ongoing deleveraging, inflation risks, state bankruptcies, higher taxes, increasing interest rates, and growing unemployment. From a risk assessment standpoint, while we recently have become marginally less defensive in deploying our capital, we remain cautious with respect to the levels of financial and operational leverage we will tolerate within our portfolio. In adding investments to the Fund, we attempt to identify structural changes that may drive sustained increases in companies’ returns-on-invested-capital.

Sincerely,

MacKenzie Davis, CFA Co-Portfolio Manager	David Kelley Co-Portfolio Manager

Joseph Mainelli Co-Portfolio Manager	Andrew Pilara Co-Portfolio Manager

Ken Settles, CFA Co-Portfolio Manager	Joe Wolf Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Investing in a more limited number of issuers and sectors can be subject to greater market fluctuation. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

www.RSinvestments.com	35

RS Investors Fund (continued)

Total Net Assets: $12,230,520	Data as of June 30, 2009

Sector Allocation[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
Comverse Technology, Inc.	6.29%
NBTY, Inc.	6.21%
Career Education Corp.	6.10%
Calpine Corp.	5.01%
Aon Corp.	4.89%
KKR Private Equity Investors, L.P.	4.81%
ACI Worldwide, Inc.	4.78%
Southwestern Energy Co.	4.67%
Scientific Games Corp.	4.55%
Peabody Energy Corp.	4.44%
Total	51.75%
1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The Russell 3000® Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

4

The S&P 500® Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

36	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Year	Since Inception
Class A Shares	11/15/05
without sales charge		25.90%	-35.41%	-9.98%	-6.81%
with maximum sales charge		19.86%	-38.47%	-11.43%	-8.05%
Class C Shares	7/24/07
without sales charge		22.09%	-36.43%	—	-24.70%
with sales charge		21.09%	-36.97%	—	-24.70%
Class K Shares	1/3/07
without sales charge		25.12%	-36.69%	—	-17.71%
Class Y Shares	5/1/07
without sales charge		26.32%	-35.50%	—	-21.43%
Russell 3000® Value Index[3]		-3.05%	-28.73%	-11.20%	-7.07%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made on 11/15/05 in Class A shares of RS Investors Fund and the Russell 3000® Value Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the commencement of offering Class C shares (7/24/07), and Class K shares (1/3/07) would have the following values as of June 30, 2009: $5,775 (Class C), and $6,156 (Class K). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/1/07) would have the following value as of June 30, 2009: $593,152.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most cur-rent prospectus is as follows: Class A 1.98%, Class C 4.15%, Class K 3.23%, and Class Y 1.70%. For more information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

www.RSinvestments.com	37

RS Global Natural Resources Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Alternative — Natural Resources

Highlights

•

Commodities shares delivered volatile performance during the first half of 2009, trading lower early in the period on fears of a global recession before rallying sharply in the second quarter as investors began to incorporate expectations for improved economic conditions later in the year.

•	RS Global Natural Resources Fund outperformed both the S&P North American Natural Resources Sector Index™[3] and the S&P 500® Index [4] during the period.

•

Stock selection in the energy sector was especially favorable for the Fund’s relative performance. This was partially mitigated by the Fund’s stock selection in the utilities and materials sectors, which hindered relative returns.

Market Overview

Through the first six months of 2009, we witnessed substantial volatility in the equity markets. After extending its fourth quarter losses into the first quarter, the equity market posted its biggest single rally since 1938, with the S&P 500® Index advancing over 40% in just 67 trading days following the March 9 low. As massive, coordinated government stimulus efforts across the globe reduced fears of another Great Depression, investors began to reconsider many of the stocks that sold off so sharply on concerns of a possible worst-case economic scenario. We believe the ensuing market rally was driven largely by bargain hunting as well as by renewed interest in commodities-related stocks.

Throughout the period, raw materials demand growth remained weak, even after witnessing some signs of stabilization in recent months. At the same time, significant price declines led to sharp drops in both current output and capital spending to fund future production. As a result, the supply of raw materials has fallen more in line with demand across most commodity segments, helping to trigger a resurgence in commodities prices from levels that we believed were unsustainably low.

Fund Performance Overview

RS Global Natural Resources Fund (Class A Shares) returned 17.81% during the six-month period ending June 30, 2009, outperforming its benchmarks, the S&P North American Natural Resources Sector Index™, which returned 9.96%, and the S&P 500® Index, which returned 3.16%.

We attribute a large part of our performance in this volatile period to our ability to minimize losses during the challenging market conditions early in the year. The Fund’s investment objective is long-term capital appreciation. RS Global Natural Resources Fund seeks to generate superior risk-adjusted returns across an entire commodity price cycle, while minimizing the risks of permanent loss of capital. For this reason, we continue to focus on companies that we believe own advantaged assets that we can purchase at discounted valuations, as measured against our conservative long-term commodity price assumptions.

For the six-month performance period, the Fund’s largest positive contributors in the energy sector were oil and gas production companies Denbury Resources Inc. and Talisman Energy, which rallied strongly in response to rebounding oil prices. Additionally, the Fund’s underweight exposure to large integrated oil companies, such as Exxon, also aided relative returns. In general, these larger, integrated oil companies had a difficult time delivering incremental value on a per-share basis.

Fund performance was also supported by our investment in Bucyrus International, Inc., a manufacturer of heavy metal and oil sands mining equipment. Other significant positive contributors included Brazilian metals and mining company Vale S.A. (formerly known as Companhia Vale do Rio Doce) and power utility Calpine Corporation.

Relative performance was weakened by Kinross Gold Corp., a Canadian gold miner as well as by our stake

38	800-766-3863

in Martin Marietta Materials, a producer of crushed stone, sand and gravel. Demand for the company’s aggregate products was impacted by the drop in housing construction. Other notable detractors included aluminum processing company Century Aluminum Co. and utility FirstEnergy Co.

Outlook

Going forward, we expect commodity prices and shares to remain volatile over the near-term. We believe that while demand is likely to remain below-trend as long as the global economy remains weak, the longer-term outlook for the natural resources market remains quite positive. Supply costs for many commodities continue to rise for geological reasons, while excess capacity remains relatively low. We believe longer-term demand trends from emerging markets also remain favorable, and the risk of inflation in basic commodities prices continues to rise.

Given our favorable longer-term view for commodities prices, we have attempted to take advantage of the attractive stock valuations available in the current environment, deploying more capital to our highest conviction names. We have also changed the composition of the Fund by adding direct exposure to several businesses and industry segments that we have long admired but which previously traded at valuations that were exposed to too much downside risk. These include producers of copper, agricultural commodities such as potash, liquefied natural gas, and salt. Interestingly, many of these commodities are not traded on the futures exchanges and thus represent unique investment opportunities for investors in natural resource equities. We believe that these investments will help to further diversify the Fund’s holdings during this period of volatility.

Sincerely,

MacKenzie Davis, CFA	Andrew Pilara
Co-Portfolio Manager	Co-Portfolio Manager

Ken Settles, CFA
Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

www.RSinvestments.com	39

RS Global Natural Resources Fund (continued)

Total Net Assets: $1,046,160,598	Data as of June 30, 2009

Sector Allocation[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
Talisman Energy, Inc.	4.63%
Southwestern Energy Co.	4.21%
BHP Billiton Ltd., ADR	4.06%
XTO Energy, Inc.	3.95%
Denbury Resources, Inc.	3.88%
Occidental Petroleum Corp.	3.64%
Goldcorp, Inc.	3.63%
Vale S.A., ADR	3.34%
Calpine Corp.	3.31%
Kinross Gold Corp.	3.17%
Total	37.82%
1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The S&P North American Natural Resources Sector Index™ is a modified cap-weighted index designed as a benchmark for U.S.-traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

4

The S&P 500® Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

40	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	11/15/95
without sales charge		17.81%	-45.33%	-6.78%	9.89%	12.65%	9.46%
with maximum sales charge		12.21%	-47.93%	-8.28%	8.83%	12.11%	9.07%
Class C Shares	5/1/07
without sales charge		17.32%	-45.83%	—	—	—	-14.57%
with sales charge		16.32%	-46.37%	—	—	—	-14.57%
Class K Shares	12/4/06
without sales charge		17.49%	-45.66%	—	—	—	-9.26%
Class Y Shares	5/1/07
without sales charge		17.97%	-45.14%	—	—	—	-13.48%
S&P North American Natural Resources Sector Index™[3]		9.96%	-44.94%	-4.50%	9.33%	6.89%	N/A
S&P 500® Index[4]		3.16%	-26.21%	-8.22%	-2.24%	-2.22%	5.09%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Global Natural Resources Fund, the S&P North American Natural Resources Sector Index™, and the S&P 500® Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the commencement of offering Class C shares (5/1/07), and Class K shares (12/4/06) would have the following values as of June 30, 2009: $7,111 (Class C), and $7,790 (Class K). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/1/07) would have the following value as of June 30, 2009: $730,786.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.50%, Class C 2.35%, Class K 2.12% and Class Y 1.20%. For more information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is frequently updated on our Web site: www.RSinvestments.com.

www.RSinvestments.com	41

RS Large Cap Value Fund

For the latest in-depth portfolio manager commentary, please visit www.RSinvestments.com.

Investment Style

Large-Cap	Mid-Cap	Small-Cap
Value	Blend	Growth

Highlights

•

During a period in which the equity markets first declined dramatically, then rebounded on hopes for improved economic conditions later this year, the RS Large Cap Value Fund delivered a positive absolute return in the first half of 2009, while also outperforming its benchmark, the Russell 1000® Value Index [3].

•

Relative performance for the period benefited in particular from stock selection in the energy and information technology sectors. An overweighting in the consumer discretionary sector was also favorable.

•

On a negative note, the Fund’s underweighting in the financial services sector and its stock selection in the utilities sector weighed on relative returns. An overweighting in the industrials sector was also detrimental.

Market Overview

Through the first six months of 2009, we witnessed substantial volatility in the equity markets. After extending its fourth quarter losses into the first quarter, the equity market posted its biggest short-term rally since 1938, with the S&P 500® Index4 advancing over 40% in just 67 trading days following the March 9 low. As massive, coordinated government stimulus efforts across the globe reduced fears of another Great Depression, investors began to reconsider many of the stocks that sold off so sharply on concerns over a possible worst-case economic scenario. As investors began to hope for a return to a more normalized economic environment, they sought bargains among heavily-discounted shares, even in companies with challenged business models or substantial leverage. In addition, commodity stocks and cyclically sensitive shares were strong performers during the recent market resurgence.

Fund Performance Overview

RS Large Cap Value Fund (Class A Shares) returned 1.11% in the six-month period ended June 30, 2008, while its benchmark, the Russell 1000® Value Index, returned -2.87%.

Performance Summary

The Fund’s relative performance was aided in particular by stock selection in the energy sector, as a number of our holdings benefited from improved economic expectations and resilient commodity prices in the second quarter. Top performers in the energy sector included Peabody Energy, a coal producer with substantial coal reserves and a strong balance sheet, as well as energy exploration and production companies Anadarko Petroleum and Marathon Oil and oil services providers such as Halliburton.

Stock selection in the technology sector was also favorable as the Fund capitalized on soaring performance by Seagate Technology, a manufacturer of hard disk drives, the main medium for storing digital information. Even as corporations have trimmed their overall technology spending budgets, they continue to invest in data storage capacity, due in part to a legal and regulatory climate requiring the back-up of vast amounts of information. Seagate has trimmed its own expense structure, which has positioned the company well for the current environment. Meanwhile, semiconductor manufacturer Intel was another strong performer for the period.

The Fund’s overweighting in the consumer discretionary sector also supported relative returns, as shares rebounded later in the period on hopes for improved consumer spending trends. The Fund’s top contributing holdings in the consumer discretionary space included auto parts manufacturer BorgWarner, retailer J.C. Penney, and advertising firm Interpublic Group of Companies. In particular, BorgWarner has received renewed attention from investors, due in part to speculation that its turbochargers and advanced engine technology will be in demand as automakers strive to meet President Obama’s new fuel-economy and emissions standards.

42	800-766-3863

The Fund’s top contributors from other sectors included investment banking company Morgan Stanley and wireless telecommunications services provider Sprint Nextel.

On a negative note, relative performance was dampened by underweight exposure to some of the better performing names in the financials services sectors. Moreover, the Fund also owned a number of poor performing insurance holdings, including Aflac and ACE. Earlier this year, insurance stocks declined dramatically on concerns over the weak economy, constrained capital conditions, and the companies’ own investment losses. Moreover, while we believe that many niche financial companies might perform well relative to weakened incumbents going forward, these firms had a difficult time competing for capital and investor attention in the recent environment. Another financial services holding that struggled in this period was SunTrust Banks. Like many regional banks, SunTrust has faced concerns that its recent efforts to raise capital to meet the Treasury Department’s stress tests may have diluted value for its current shareholders.

In the utilities sector, our biggest detractor was American Electric Power, a holding company that owns power generating utilities in the eastern United States.

The company reported a decline in its first quarter earnings, relative to a year earlier, as cash-strapped consumers cut back on their winter electricity usage.

Outlook

Despite the recent improvement in investor optimism, we caution that near-term economic conditions could remain challenging. Nonetheless, even after the second quarter market resurgence, many shares are still trading at very attractive valuations relative to historic trends and their own underlying fundamentals. In this environment, we remain on the lookout for attractively valued, large-cap investment opportunities. At the same time, we continue to scrutinize corporate balance sheets, paying particular attention to companies’ abilities to raise capital or, ideally, fund growth internally through free cash flow.

Sincerely,

Thomas M. Cole, CFA	Thomas Digenan, CFA
Co-Portfolio Manager	Co-Portfolio Manager

John Leonard, CFA	Scott Hazen, CFA
Co-Portfolio Manager	Co-Portfolio Manager

RS Large Cap Value Fund merged into RS Large Cap Alpha Fund on July 31, 2009.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. The Fund invests primarily in equity securities and therefore exposes you to the general risks of investing in stock markets.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

www.RSinvestments.com	43

RS Large Cap Value Fund (continued)

Total Net Assets: $48,345,163	Data as of June 30, 2009

Sector Allocation[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
General Electric Co.	4.57%
JPMorgan Chase & Co.	4.25%
Pfizer, Inc.	4.03%
Chevron Corp.	3.62%
AT&T, Inc.	3.51%
Covidien PLC	3.21%
Wells Fargo & Co.	2.97%
Comcast Corp.	2.79%
Marathon Oil Corp.	2.56%
Exxon Mobil Corp.	2.39%
Total	33.90%
1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The Russell 1000® Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

4

The S&P 500® Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

44	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	Since Inception
Class A Shares	2/3/03
without sales charge		1.11%	-29.74%	-11.92%	-3.07%	2.33%
with maximum sales charge		-3.76%	-33.10%	-13.33%	-4.00%	1.55%
Class B Shares	2/3/03
without sales charge		0.79%	-30.30%	-12.59%	-3.78%	1.57%
with sales charge		-2.21%	-32.13%	-13.01%	-3.90%	1.57%
Class C Shares	2/3/03
without sales charge		0.63%	-30.36%	-12.61%	-3.80%	1.56%
with sales charge		-0.37%	-30.96%	-12.61%	-3.80%	1.56%
Class K Shares	2/3/03
without sales charge		0.79%	-30.11%	-12.23%	-3.38%	2.01%
Russell 1000® Value Index[3]		-2.87%	-29.03%	-11.11%	-2.12%	3.38%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made on 02/03/03 in Class A shares of RS Large Cap Value Fund and in the Russell 1000® Value Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the commencement of offering Class B (2/3/03), Class C shares (2/3/03), and Class K shares (2/3/03) would have the following values as of June 30, 2009: $11,047 (Class B), $11,039 (Class C), and $11,360 (Class K). While Class B, Class C shares, and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares.

Performance quoted represents past performance and does not guarantee future results. The Fund is the successor to The Guardian UBS Large Cap Value Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.36%, Class B 2.11%, Class C 2.09% and Class K 1.72%. For more information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

www.RSinvestments.com	45

Understanding Your Fund’s Expenses (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including as applicable, sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated. The table below shows the Funds’ expenses in two ways:

Expenses based on actual return This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

		Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09	Expense Ratio During Period 1/1/09-6/30/09
Based on Actual Return
RS Partners Fund	Class A	$1,000.00	$1,172.20	$8.02	1.49%
	Class K	$1,000.00	$1,170.90	$9.77	1.82%
	Class Y	$1,000.00	$1,174.50	$6.55	1.21%
RS Value Fund	Class A	$1,000.00	$1,121.40	$7.66	1.46%
	Class C	$1,000.00	$1,117.80	$11.20	2.13%
	Class K	$1,000.00	$1,120.40	$9.27	1.76%
	Class Y	$1,000.00	$1,123.90	$5.36	1.02%
RS Large Cap Alpha Fund	Class A	$1,000.00	$1,031.30	$4.68	0.93%
	Class B	$1,000.00	$1,025.90	$10.30	2.05%
	Class C	$1,000.00	$1,027.60	$8.85	1.76%
	Class K	$1,000.00	$1,029.20	$6.44	1.28%
	Class Y	$1,000.00	$1,032.40	$3.65	0.72%
RS Investors Fund	Class A	$1,000.00	$1,259.00	$15.54	2.77%
	Class C	$1,000.00	$1,220.90	$51.39	9.33%
	Class K	$1,000.00	$1,251.20	$22.10	3.96%
	Class Y	$1,000.00	$1,263.20	$13.50	2.41%
RS Global Natural Resources Fund	Class A	$1,000.00	$1,178.10	$7.96	1.47%
	Class C	$1,000.00	$1,173.20	$12.51	2.32%
	Class K	$1,000.00	$1,174.90	$10.56	1.96%
	Class Y	$1,000.00	$1,179.70	$6.33	1.17%
RS Large Cap Value Fund	Class A	$1,000.00	$1,011.10	$7.13	1.43%
	Class B	$1,000.00	$1,007.90	$10.90	2.19%
	Class C	$1,000.00	$1,006.30	$10.89	2.19%
	Class K	$1,000.00	$1,007.90	$8.51	1.71%

46	800-766-3863

		Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09	Expense Ratio During Period 1/1/09-6/30/09
Based on Hypothetical Return (5% Return Before Expenses)
RS Partners Fund	Class A	$1,000.00	$1,017.41	$7.45	1.49%
	Class K	$1,000.00	$1,015.79	$9.07	1.82%
	Class Y	$1,000.00	$1,018.77	$6.08	1.21%
RS Value Fund	Class A	$1,000.00	$1,017.57	$7.29	1.46%
	Class C	$1,000.00	$1,014.21	$10.66	2.13%
	Class K	$1,000.00	$1,016.05	$8.82	1.76%
	Class Y	$1,000.00	$1,019.74	$5.10	1.02%
RS Large Cap Alpha Fund	Class A	$1,000.00	$1,020.18	$4.66	0.93%
	Class B	$1,000.00	$1,014.63	$10.24	2.05%
	Class C	$1,000.00	$1,016.06	$8.80	1.76%
	Class K	$1,000.00	$1,018.45	$6.41	1.28%
	Class Y	$1,000.00	$1,021.20	$3.63	0.72%
RS Investors Fund	Class A	$1,000.00	$1,011.04	$13.83	2.77%
	Class C	$1,000.00	$978.51	$45.78	9.33%
	Class K	$1,000.00	$1,005.16	$19.69	3.96%
	Class Y	$1,000.00	$1,012.86	$12.01	2.41%
RS Global Natural Resources Fund	Class A	$1,000.00	$1,017.48	$7.37	1.47%
	Class C	$1,000.00	$1,013.28	$11.59	2.32%
	Class K	$1,000.00	$1,015.08	$9.78	1.96%
	Class Y	$1,000.00	$1,018.98	$5.87	1.17%
RS Large Cap Value Fund	Class A	$1,000.00	$1,017.70	$7.15	1.43%
	Class B	$1,000.00	$1,013.93	$10.94	2.19%
	Class C	$1,000.00	$1,013.93	$10.94	2.19%
	Class K	$1,000.00	$1,016.31	$8.55	1.71%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

www.RSinvestments.com	47

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48	800-766-3863

Financial Information

Six-Month Period Ended June 30, 2009

Schedule of Investments – RS Partners Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 87.6%
Asset Management & Custodian – 3.8%
Affiliated Managers Group, Inc.(1)	462,193	$26,895,011
SEI Investments Co.	1,371,183	24,736,141

		51,631,152
Auto Parts – 2.1%
BorgWarner, Inc.	827,786	28,268,892

		28,268,892
Banks - Diversified – 4.3%
Commerce Bancshares, Inc.	554,159	17,638,881
First Horizon National Corp.(1)	1,052,097	12,625,167
FirstMerit Corp.	792,705	13,460,131
Western Alliance Bancorp(1)	2,083,904	14,253,903

		57,978,082
Banks - Savings, Thrift & Mortgage Lending – 1.3%
First Niagara Financial Group, Inc.	1,496,335	17,088,146

		17,088,146
Casinos & Gambling – 3.1%
Scientific Games Corp., Class A(1)	2,659,079	41,933,676

		41,933,676
Coal – 1.8%
Peabody Energy Corp.	805,900	24,305,944

		24,305,944
Communications Technology – 3.4%
Comverse Technology, Inc.(1)	5,469,202	46,761,677

		46,761,677
Computer Services Software & Systems – 4.7%
ACI Worldwide, Inc.(1)(2)	3,358,330	46,882,287
Progress Software Corp.(1)	800,245	16,941,186

		63,823,473
Consumer Lending – 1.2%
MoneyGram International, Inc.(1)(2)	8,961,217	15,950,966

		15,950,966
Consumer Services - Miscellaneous – 2.0%
Coinstar, Inc.(1)	1,010,667	26,984,809

		26,984,809
Diversified Financial Services – 0.9%
Duff & Phelps Corp., Class A	691,584	12,296,364

		12,296,364
Education Services – 3.4%
Career Education Corp.(1)	1,809,676	45,042,836
Rosetta Stone, Inc.(1)	28,850	791,644

		45,834,480
Entertainment – 2.8%
Lions Gate Entertainment Corp.(1)	5,263,606	29,476,193
Live Nation, Inc.(1)	1,793,258	8,715,234

		38,191,427
Financial Data & Systems – 8.7%
Broadridge Financial Solutions, Inc.	1,973,868	32,726,731
Euronet Worldwide, Inc.(1)	2,404,016	46,613,870
Jack Henry & Associates, Inc.	1,907,402	39,578,592

		118,919,193
Foods – 5.2%
NBTY, Inc.(1)	2,538,895	71,393,727

		71,393,727

June 30, 2009 (unaudited)	Foreign Currency	Shares	Value

Health Care Management Services – 2.6%
Magellan Health Services, Inc.(1)		1,061,268	$34,830,816

			34,830,816
Insurance - Life – 1.2%
Torchmark Corp.		454,042	16,817,716

			16,817,716
Insurance - Multi-Line – 1.8%
Assurant, Inc.		1,026,945	24,739,105

			24,739,105
Insurance - Property-Casualty – 9.2%
Alleghany Corp.(1)		45,898	12,438,358
Arch Capital Group Ltd.(1)		440,176	25,785,510
First American Corp.		1,122,016	29,071,434
Genworth MI Canada, Inc.(1)(3)(4)	CAD	1,100,000	17,968,448
Hanover Insurance Group, Inc.		513,670	19,575,964
XL Capital Ltd., Class A		1,803,465	20,667,709

			125,507,423
Medical & Dental Instruments & Supplies – 0.7%
The Cooper Cos., Inc.		399,131	9,870,510

			9,870,510
Medical Equipment – 1.8%
Varian, Inc.(1)		637,359	25,131,065

			25,131,065
Metal Fabricating – 1.6%
The Timken Co.		1,237,040	21,128,643

			21,128,643
Metals & Minerals - Diversified – 2.0%
Compass Minerals International, Inc.		496,711	27,274,401

			27,274,401
Oil: Crude Producers – 5.0%
Concho Resources, Inc.(1)		1,078,279	30,935,825
Denbury Resources, Inc.(1)		2,511,854	36,999,609

			67,935,434
Oil Well Equipment & Services – 1.9%
Key Energy Services, Inc.(1)		4,526,016	26,069,852

			26,069,852
Pharmaceuticals – 1.1%
Pharmaceutical Product Development, Inc.		634,983	14,744,305

			14,744,305
Real Estate – 0.1%
MI Developments, Inc., Class A		140,245	1,064,460

			1,064,460
Real Estate Investment Trusts – 1.9%
Chimera Investment Corp.		4,200,269	14,658,939
Redwood Trust, Inc.		780,684	11,522,896

			26,181,835
Semiconductors & Components – 1.4%
Atmel Corp.(1)		5,010,684	18,689,851

			18,689,851

The accompanying notes are an integral part of these financial statements.

50	800-766-3863

June 30, 2009 (unaudited)	Shares	Value

Steel – 2.2%
Allegheny Technologies, Inc.	854,694	$29,854,461

		29,854,461
Textiles Apparel & Shoes – 2.8%
Carter’s, Inc.(1)	275,714	6,785,322
Iconix Brand Group, Inc.(1)	2,007,569	30,876,411

		37,661,733
Utilities - Miscellaneous – 1.6%
Calpine Corp.(1)	1,983,144	22,112,056

		22,112,056

Total Common Stocks (Cost $1,173,089,313)		1,190,975,674

	Shares	Value
Depositary Securities – 3.5%
Asset Management & Custodian – 3.5%
AP Alternative Assets, L.P.(1)(2)(3)(5)	4,831,903	11,838,162
KKR Private Equity Investors, L.P.(1)(3)(5)	5,895,037	35,370,222

		47,208,384

Total Depositary Securities (Cost $187,973,671)		47,208,384

	Principal Amount	Value
Repurchase Agreements – 10.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $139,290,000, due 7/1/2009(6)	$139,290,000	139,290,000

Total Repurchase Agreements (Cost $139,290,000)		139,290,000

Total Investments – 101.3% (Cost $1,500,352,984)		1,377,474,058

Other Liabilities, Net – (1.3)%		(17,713,071)

Total Net Assets – 100.0%		$1,359,760,987

(1)	Non-income producing security.
(2)	Affiliated issuer. See 2d in Notes to Financial Statements.
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2009, the aggregate market value of these securities amounted to $65,176,832, representing 4.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Fair valued security. See 1a in Notes to Financial Statements.
(5)	Restricted depositary units.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Note	1.50%	12/31/2013	28,647,469
U.S. Treasury Note	4.00%	2/15/2014	84,028,432
U.S. Treasury Note	1.75%	1/31/2014	29,400,000

Foreign Denominated Security

        CAD – Canadian Dollar

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$1,190,975,674	$—	$—	$1,190,975,674
Depositary Securities	47,208,384			47,208,384
Repurchase Agreements		139,290,000		139,290,000

Total	$1,238,184,058	$139,290,000	$—	$1,377,474,058

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	51

Schedule of Investments – RS Value Fund

June 30, 2009 (unaudited)	Foreign Currency	Shares	Value

Common Stocks – 88.8%
Aerospace – 1.8%
Rockwell Collins, Inc.		653,100	$27,253,863

			27,253,863
Asset Management & Custodian – 2.9%
Invesco Ltd.		1,220,991	21,758,060
State Street Corp.		460,143	21,718,749

			43,476,809
Banks - Diversified – 0.9%
Regions Financial Corp.		3,438,700	13,892,348

			13,892,348
Banks - Savings, Thrift & Mortgage Lending – 1.7%
People’s United Financial, Inc.		1,626,495	24,462,485

			24,462,485
Building Materials – 2.6%
Martin Marietta Materials, Inc.		481,244	37,960,527

			37,960,527
Cable Television Services – 2.2%
Liberty Global, Inc., Series C(1)		2,047,579	32,372,224

			32,372,224
Casinos & Gambling – 3.2%
Scientific Games Corp., Class A(1)		2,997,129	47,264,724

			47,264,724
Chemicals - Diversified – 4.0%
Eastman Chemical Co.		716,306	27,147,997
Praxair, Inc.		460,014	32,693,195

			59,841,192
Coal – 1.8%
Peabody Energy Corp.		878,220	26,487,115

			26,487,115
Commercial Services – 1.7%
Copart, Inc.(1)		709,460	24,596,978

			24,596,978
Communications Technology – 4.1%
Comverse Technology, Inc.(1)		7,044,126	60,227,277

			60,227,277
Consumer Services - Miscellaneous – 1.9%
eBay, Inc.(1)		1,634,338	27,996,210

			27,996,210
Copper – 0.5%
Antofagasta PLC	GBP	728,590	7,042,221

			7,042,221
Diversified Financial Services – 2.9%
Ameriprise Financial, Inc.		1,799,995	43,685,879

			43,685,879
Diversified Retail – 2.5%
Advance Auto Parts, Inc.		885,230	36,728,193

			36,728,193
Education Services – 4.5%
Career Education Corp.(1)		2,664,894	66,329,212

			66,329,212

June 30, 2009 (unaudited)	Foreign Currency	Shares	Value

Financial Data & Systems – 1.7%
Fidelity National Information Services, Inc.		1,281,123	$25,571,215

			25,571,215
Health Care Facilities – 0.4%
Sunrise Senior Living, Inc.(1)(4)		3,300,348	5,445,574

			5,445,574
Health Care Management Services – 0.8%
Magellan Health Services, Inc.(1)		383,209	12,576,919

			12,576,919
Insurance - Life – 5.3%
Aflac, Inc.		1,009,039	31,371,023
Principal Financial Group, Inc.		873,400	16,454,856
Prudential Financial, Inc.		805,500	29,980,710

			77,806,589
Insurance - Multi-Line – 5.6%
Aon Corp.		1,478,878	56,005,110
Assurant, Inc.		1,135,326	27,350,003

			83,355,113
Insurance - Property-Casualty – 6.5%
ACE Ltd.		805,840	35,642,303
Fidelity National Financial, Inc., Class A		2,093,918	28,330,711
PartnerRe Ltd.		496,200	32,228,190

			96,201,204
Leisure Time – 1.2%
Interval Leisure Group, Inc.(1)		1,883,923	17,558,162

			17,558,162
Machinery - Engines – 2.2%
Cummins, Inc.		944,847	33,268,063

			33,268,063
Medical & Dental Instruments & Supplies – 4.1%
Covidien PLC		1,139,860	42,676,359
Zimmer Holdings, Inc.(1)		424,462	18,082,081

			60,758,440
Metals & Materials - Diversified – 0.1%
Ivanhoe Nickel & Platinum Ltd.(1)(2)(3)		698,422	1,173,349

			1,173,349
Oil: Crude Producers – 5.6%
Southwestern Energy Co.(1)		1,055,000	40,986,750
Talisman Energy, Inc.	CAD	2,913,482	41,855,551

			82,842,301
Pharmaceuticals – 5.5%
Biovail Corp.		4,386,255	58,995,130
Mead Johnson Nutrition Co., Class A(1)		694,452	22,062,740

			81,057,870
Real Estate – 0.1%
MI Developments, Inc., Class A		121,552	922,580

			922,580
Real Estate Investment Trusts – 1.7%
Alexandria Real Estate Equities, Inc.		699,739	25,043,659

			25,043,659

The accompanying notes are an integral part of these financial statements.

52	800-766-3863

June 30, 2009 (unaudited)	Shares	Value

Scientific Instruments - Gauges & Meters – 2.2%
Agilent Technologies, Inc.(1)	1,605,300	$32,603,643

		32,603,643
Semiconductors & Components – 2.3%
Atmel Corp.(1)	8,996,929	33,558,545

		33,558,545
Steel – 2.2%
Allegheny Technologies, Inc.	931,381	32,533,138

		32,533,138
Utilities - Miscellaneous – 2.1%
Calpine Corp.(1)	2,856,531	31,850,321

		31,850,321

Total Common Stocks (Cost $1,488,220,193)		1,313,743,942

	Shares	Value
Depositary Securities – 3.4%
Asset Management & Custodian – 3.4%
AP Alternative Assets, L.P.(1)(5)(6)	3,687,987	9,035,568
KKR Private Equity Investors, L.P.(1)(5)(6)	6,792,925	40,757,550

		49,793,118

Total Depositary Securities (Cost $187,806,135)		49,793,118

June 30, 2009 (unaudited)	Principal Amount	Value
Repurchase Agreements – 7.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $114,462,000, due 7/1/2009(7)	$114,462,000	$114,462,000

Total Repurchase Agreements (Cost $114,462,000)		114,462,000

Total Investments – 99.9% (Cost $1,790,488,328)		1,477,999,060

Other Assets, Net – 0.1%		1,787,836

Total Net Assets – 100.0%		$1,479,786,896

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3(2)(3)	Total
Common Stocks – actively traded	$1,312,570,593	$—	$—	$1,312,570,593
Common Stocks (Metal & Materials – Diversified) – illiquid/fair valued			1,173,349	1,173,349
Depositary Securities	49,793,118			49,793,118
Repurchase Agreements		114,462,000		114,462,000

Total	$1,362,363,711	$114,462,000	$1,173,349	$1,477,999,060

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/08	$1,173,349
Change in unrealized appreciation/depreciation	—
Net purchases/(sales)	—
Net transfers in and/or out of Level 3	—

Balance as of 6/30/09	$1,173,349

The net change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Statement of Operations and relate to investments still held by the Fund at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	53

Schedule of Investments – RS Value Fund (continued)

(1)	Non-income producing security.
(2)	The table below presents restricted securities deemed illiquid by the investment adviser. See 5e in Notes to Financial Statements.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Ivanhoe Nickel & Platinum Ltd.	698,422	$2,837,501	$1,173,349	4/25/97 – 5/7/98	0.08%

(3)	Fair valued security. See 1a in Notes to Financial Statements.
(4)	Affiliated issuer. See 2d in Notes to Financial Statements.
(5)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2009, the aggregate market value of these securities amounted to $49,793,118, representing 3.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Restricted depositary units.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Note	4.125%	8/31/2012	9,045,889
U.S. Treasury Note	3.375%	6/30/2013	52,405,000
U.S. Treasury Note	3.125%	9/30/2013	52,145,000
U.S. Treasury Note	1.500%	12/31/2013	3,156,281

Foreign-Denominated Security

CAD – Canadian Dollar

GBP – Great British Pound

The accompanying notes are an integral part of these financial statements.

54	800-766-3863

Schedule of Investments – RS Large Cap Alpha Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 95.4%
Asset Management & Custodian – 3.7%
Invesco Ltd.	788,406	$14,049,395
State Street Corp.	238,113	11,238,934

		25,288,329
Banks - Diversified – 2.1%
Bank of America Corp.	1,099,400	14,512,080

		14,512,080
Banks - Savings, Thrift & Mortgage Lending – 1.2%
People’s United Financial, Inc.	574,384	8,638,735

		8,638,735
Beverage - Soft Drinks – 2.3%
The Coca-Cola Co.	331,597	15,913,340

		15,913,340
Building Materials – 1.8%
Martin Marietta Materials, Inc.	160,141	12,631,922

		12,631,922
Cable Television Services – 2.4%
Liberty Global, Inc., Class A(1)	467,082	7,421,933
Liberty Global, Inc., Series C(1)	583,322	9,222,321

		16,644,254
Chemicals - Diversified – 2.1%
Praxair, Inc.	204,800	14,555,136

		14,555,136
Computer Services Software & Systems – 3.6%
Microsoft Corp.	523,104	12,434,182
Synopsys, Inc.(1)	644,424	12,572,712

		25,006,894
Consumer Services - Miscellaneous – 5.2%
eBay, Inc.(1)	1,105,775	18,941,926
Western Union Co.	1,053,346	17,274,874

		36,216,800
Diversified Financial Services – 4.8%
JPMorgan Chase & Co.	610,278	20,816,583
The Goldman Sachs Group, Inc.	82,510	12,165,274

		32,981,857
Diversified Manufacturing Operations – 1.1%
Danaher Corp.	118,400	7,310,016

		7,310,016
Diversified Materials & Processing – 2.4%
BHP Billiton Ltd., ADR	305,269	16,707,372

		16,707,372
Diversified Retail – 1.0%
Advance Auto Parts, Inc.	166,204	6,895,804
Target Corp.	2,500	98,675

		6,994,479
Drug & Grocery Store Chains – 2.1%
CVS Caremark Corp.	466,425	14,864,965

		14,864,965
Fertilizers – 1.0%
Potash Corp. of Saskatchewan, Inc.	71,249	6,629,719

		6,629,719

June 30, 2009 (unaudited)	Shares	Value

Financial Data & Systems – 3.2%
Fidelity National Information Services, Inc.	1,110,260	$22,160,790

		22,160,790
Foods – 2.4%
General Mills, Inc.	295,380	16,547,188

		16,547,188
Gold – 1.1%
Goldcorp, Inc.	215,437	7,486,436

		7,486,436
Insurance - Life – 5.5%
Aflac, Inc.	537,114	16,698,874
Principal Financial Group, Inc.	430,300	8,106,852
Prudential Financial, Inc.	346,800	12,907,896

		37,713,622
Insurance - Multi-Line – 2.6%
Aon Corp.	466,435	17,663,893

		17,663,893
Insurance - Property-Casualty – 4.0%
ACE Ltd.	314,658	13,917,323
PartnerRe Ltd.	214,613	13,939,115

		27,856,438
Medical & Dental Instruments & Supplies – 4.3%
Covidien PLC	565,867	21,186,060
Zimmer Holdings, Inc.(1)	207,203	8,826,848

		30,012,908
Oil: Crude Producers – 5.9%
Occidental Petroleum Corp.	360,700	23,737,667
XTO Energy, Inc.	440,784	16,811,502

		40,549,169
Oil: Integrated – 3.3%
Exxon Mobil Corp.	323,600	22,622,876

		22,622,876
Oil Well Equipment & Services – 2.5%
Schlumberger Ltd.	322,476	17,449,176

		17,449,176
Personal Care – 1.1%
The Clorox Co.	132,700	7,408,641

		7,408,641
Pharmaceuticals – 10.4%
Abbott Laboratories	323,574	15,220,921
Johnson & Johnson	271,905	15,444,204
Mead Johnson Nutrition Co., Class A(1)	340,247	10,809,647
Merck & Co., Inc.	434,804	12,157,120
Pfizer, Inc.	1,201,800	18,027,000

		71,658,892
Scientific Instruments - Electrical – 1.0%
Emerson Electric Co.	217,191	7,036,988

		7,036,988
Scientific Instruments - Gauges & Meters – 2.4%
Agilent Technologies, Inc.(1)	807,935	16,409,160

		16,409,160

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	55

Schedule of Investments – RS Large Cap Alpha Fund (continued)

June 30, 2009 (unaudited)	Shares	Value

Utilities - Electrical – 4.5%
FPL Group, Inc.	272,700	$15,505,722
Public Service Enterprise Group, Inc.	475,500	15,515,565

		31,021,287
Utilities - Gas Distributors – 1.0%
Questar Corp.	228,061	7,083,575

		7,083,575
Utilities - Telecommunications – 3.4%
AT&T, Inc.	509,297	12,650,937
Verizon Communications, Inc.	358,472	11,015,845

		23,666,782

Total Common Stocks (Cost $625,527,379)		659,243,719

	Principal Amount	Value

Repurchase Agreements – 3.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $26,725,000, due 7/1/2009(2)	$26,725,000	26,725,000

Total Repurchase Agreements (Cost $26,725,000)		26,725,000

Total Investments – 99.3% (Cost $652,252,379)		685,968,719

Other Assets, Net – 0.7%		5,151,166

Total Net Assets – 100.0%		$691,119,885

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Note	4.125%	8/31/2012	27,262,774

ADR – American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$659,243,719	$—	$—	$659,243,719
Repurchase Agreements	—	26,725,000	—	26,725,000

Total	$659,243,719	$26,725,000	$—	$685,968,719

The accompanying notes are an integral part of these financial statements.

56	800-766-3863

Schedule of Investments – RS Investors Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 79.7%
Asset Management & Custodian – 3.1%
Invesco Ltd.	21,450	$382,239

		382,239
Cable Television Services – 4.0%
Liberty Global, Inc., Series C(1)	30,700	485,367

		485,367
Casinos & Gambling – 4.6%
Scientific Games Corp., Class A(1)	35,284	556,429

		556,429
Chemicals - Diversified – 5.8%
Eastman Chemical Co.	9,007	341,365
Praxair, Inc.	5,100	362,457

		703,822
Coal – 4.4%
Peabody Energy Corp.	18,000	542,880

		542,880
Communications Technology – 6.3%
Comverse Technology, Inc.(1)	90,009	769,577

		769,577
Computer Services Software & Systems – 4.8%
ACI Worldwide, Inc.(1)	41,873	584,547

		584,547
Consumer Services - Miscellaneous – 1.9%
Coinstar, Inc.(1)	8,928	238,378

		238,378
Education Services – 6.1%
Career Education Corp.(1)	29,989	746,426

		746,426
Financial Data & Systems – 0.0%
Fidelity National Information Services, Inc.	203	4,052

		4,052
Foods – 6.2%
NBTY, Inc.(1)	27,015	759,662

		759,662
Gold – 1.5%
Goldcorp, Inc.	5,381	186,990

		186,990
Insurance - Multi-Line – 4.9%
Aon Corp.	15,800	598,346

		598,346
Insurance - Property-Casualty – 3.6%
ACE Ltd.	9,985	441,636

		441,636
Medical & Dental Instruments & Supplies – 3.2%
Covidien PLC	10,372	388,328

		388,328
Oil: Crude Producers – 8.8%
Denbury Resources, Inc.(1)	34,623	509,997
Southwestern Energy Co.(1)	14,700	571,095

		1,081,092

June 30, 2009 (unaudited)	Shares	Value

Steel – 3.0%
Allegheny Technologies, Inc.	10,359	$361,840

		361,840
Textiles Apparel & Shoes – 2.5%
Iconix Brand Group, Inc.(1)	19,889	305,892

		305,892

Utilities - Miscellaneous – 5.0%
Calpine Corp.(1)	55,009	613,350

		613,350

Total Common Stocks (Cost $9,316,355)		9,750,853

	Shares	Value
Depositary Securities – 5.7%
Asset Management & Custodian – 5.7%
AP Alternative Assets, L.P.(1)(2)(3)	43,958	107,697
KKR Private Equity Investors, L.P.(1)(2)(3)	98,046	588,276

		695,973

Total Depositary Securities (Cost $2,936,427)		695,973

	Principal Amount	Value
Repurchase Agreements – 15.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $1,872,000, due 7/1/2009(4)	$1,872,000	1,872,000

Total Repurchase Agreements (Cost $1,872,000)		1,872,000

Total Investments – 100.7% (Cost $14,124,782)		12,318,826

Other Liabilities, Net – (0.7)%		(88,306)

Total Net Assets – 100.0%		$12,230,520

(1)	Non-income producing security.
(2)	Restricted depositary units.
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2009, the aggregate market value of these securities amounted to $695,973, representing 5.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Note	4.00%	2/15/2014	1,911,712

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	57

Schedule of Investments – RS Investors Fund (continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$9,750,853	$—	$—	$9,750,853
Depositary Securities	695,973			695,973
Repurchase Agreements		1,872,000		1,872,000

Total	$10,446,826	$1,872,000	$—	$12,318,826

The accompanying notes are an integral part of these financial statements.

58	800-766-3863

Schedule of Investments – RS Global Natural Resources Fund

June 30, 2009 (unaudited)	Foreign Currency	Shares	Value

Common Stocks – 82.1%
Building Materials – 2.5%
Martin Marietta Materials, Inc.		334,512	$26,386,307

			26,386,307
Chemicals - Diversified – 4.5%
Eastman Chemical Co.		542,559	20,562,986
Praxair, Inc.		378,307	26,886,279

			47,449,265
Coal – 2.9%
Peabody Energy Corp.		995,803	30,033,419

			30,033,419
Copper – 1.7%
Antofagasta PLC	GBP	1,781,164	17,215,925

			17,215,925
Diversified Materials & Processing – 7.4%
BHP Billiton Ltd., ADR		776,900	42,519,737
Vale S.A., ADR		1,982,200	34,946,186

			77,465,923
Fertilizers – 1.7%
Potash Corp. of Saskatchewan, Inc.		195,500	18,191,275

			18,191,275
Gas Pipeline – 2.9%
EQT Corp.		869,700	30,361,227

			30,361,227
Gold – 8.2%
Agnico-Eagle Mines Ltd.		282,300	14,815,104
Goldcorp, Inc.	CAD	1,092,380	37,970,101
Kinross Gold Corp.	CAD	1,821,098	33,192,003

			85,977,208
Insurance - Multi-Line – 1.6%
PICO Holdings, Inc.(1)		598,278	17,170,579

			17,170,579
Machinery - Specialty – 2.0%
Bucyrus International, Inc.		734,424	20,975,149

			20,975,149
Metals & Minerals - Diversified – 1.9%
Compass Minerals International, Inc.		367,452	20,176,789
Ivanhoe Nickel & Platinum Ltd.(1)(2)(3)		203,624	342,088

			20,518,877
Oil: Crude Producers – 28.0%
Canadian Natural Resources Ltd.		558,130	29,296,244
Concho Resources, Inc.(1)		979,564	28,103,691
Denbury Resources, Inc.(1)		2,757,925	40,624,235
Occidental Petroleum Corp.		578,110	38,045,419
Petrobank Energy & Resources Ltd.(1)	CAD	781,600	22,699,091
Southwestern Energy Co.(1)		1,133,659	44,042,652
Talisman Energy, Inc.	CAD	3,370,633	48,423,056
XTO Energy, Inc.		1,083,835	41,337,467

			292,571,855

June 30, 2009 (unaudited)	Shares	Value

Oil: Integrated – 0.2%
Exxon Mobil Corp.	33,000	$2,307,030

		2,307,030
Oil Well Equipment & Services – 6.2%
Key Energy Services, Inc.(1)	2,796,323	16,106,820
Noble Corp.	316,900	9,586,225
Schlumberger Ltd.	405,050	21,917,256
Smith International, Inc.	675,785	17,401,464

		65,011,765
Steel – 2.6%
Allegheny Technologies, Inc.	773,454	27,016,748

		27,016,748
Utilities - Electrical – 1.9%
PPL Corp.	594,100	19,581,536

		19,581,536
Utilities - Gas Distributors – 2.6%
Questar Corp.	859,500	26,696,070

		26,696,070
Utilities - Miscellaneous – 3.3%
Calpine Corp.(1)	3,107,683	34,650,665

		34,650,665

Total Common Stocks (Cost $733,637,582)		859,580,823

	Principal Amount	Value
Repurchase Agreements – 16.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $169,225,000, due 7/1//2009(4)	$169,225,000	169,225,000

Total Repurchase Agreements (Cost $169,225,000)		169,225,000

Total Investments – 98.3% (Cost $902,862,582)		1,028,805,823

Other Assets, Net – 1.7%		17,354,775

Total Net Assets – 100.0%		$1,046,160,598

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	59

Schedule of Investments – RS Global Natural Resources Fund (continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3(2)(3)	Total
Common Stocks – actively traded	$859,238,735	$—	$—	$859,238,735
Common Stocks (Metals & Minerals – diversified) – illiquid/fair valued			342,088	342,088
Repurchase Agreements	—	169,225,000	—	169,225,000

Total	$859,238,735	$169,225,000	$342,088	$1,028,805,823

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/08	$342,088
Change in unrealized appreciation/depreciation	—
Net purchases/(sales)	—
Net transfers in and/or out of Level 3	—

Balance as of 6/30/09	$342,088

The net change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Statement of Operations and relate to investments still held by the Fund at June 30, 2009.

(1)	Non-income producing security.
(2)	The table below presents restricted securities deemed illiquid by the investment adviser. See 5e in Notes to Financial Statements.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Ivanhoe Nickel & Platinum Ltd.	203,624	$784,997	$342,088	4/25/97 - 5/7/98	0.03%

(3)	Fair valued security. See 1a in Notes to Financial Statements.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Bond	8.500%	2/15/2020	5,762,400
U.S. Treasury Bond	6.250%	8/15/2023	8,366,400
U.S. Treasury Bond	4.250%	5/15/2038	525,655
U.S. Treasury Note	4.000%	2/15/2014	13,859,912
U.S. Treasury Note	4.125%	5/15/2015	26,825,000
U.S. Treasury Note	4.500%	2/15/2016	55,130,000
U.S. Treasury Note	2.375%	3/31/2016	47,040,000
U.S. Treasury Note	3.750%	11/15/2018	15,101,130

Foreign-Denominated Security

CAD – Canadian Dollar

GBP – Great British Pound

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

60	800-766-3863

Schedule of Investments – RS Large Cap Value Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 98.7%
Advertising Agencies – 2.9%
Omnicom Group, Inc.	26,700	$843,186
The Interpublic Group of Companies, Inc.(1)	112,500	568,125

		1,411,311
Aerospace – 2.2%
General Dynamics Corp.	18,900	1,046,871

		1,046,871
Air Transport – 2.3%
FedEx Corp.	19,500	1,084,590

		1,084,590
Auto Parts – 3.4%
BorgWarner, Inc.	20,100	686,415
Johnson Controls, Inc.	45,000	977,400

		1,663,815
Banks - Diversified – 3.6%
City National Corp.	8,300	305,689
Wells Fargo & Co.	59,200	1,436,192

		1,741,881
Beverage - Soft Drinks – 2.0%
Dr. Pepper Snapple Group, Inc.(1)	13,200	279,708
PepsiCo, Inc.	12,100	665,016

		944,724
Cable Television Services – 2.8%
Comcast Corp., Class A	93,100	1,349,019

		1,349,019
Chemicals - Diversified – 1.8%
Air Products & Chemicals, Inc.	5,100	329,409
Celanese Corp., Series A	22,900	543,875

		873,284
Coal – 1.9%
Peabody Energy Corp.	29,800	898,768

		898,768
Commercial Services - Rental & Leasing – 1.0%
Ryder System, Inc.	16,500	460,680

		460,680
Commercial Vehicles & Parts – 2.0%
PACCAR, Inc.	29,950	973,675

		973,675
Computer Technology – 2.2%
Seagate Technology	102,700	1,074,242

		1,074,242
Diversified Financial Services – 8.7%
Bank of New York Mellon Corp.	35,175	1,030,979
JPMorgan Chase & Co.	60,200	2,053,422
Morgan Stanley	39,400	1,123,294

		4,207,695
Diversified Manufacturing Operations – 6.7%
General Electric Co.	188,700	2,211,564
Illinois Tool Works, Inc.	28,000	1,045,520

		3,257,084
Diversified Retail – 2.2%
J.C. Penney Co., Inc.	14,200	407,682
Macy’s, Inc.	56,800	667,968

		1,075,650

June 30, 2009 (unaudited)	Shares	Value

Financial Data & Systems – 1.4%
Discover Financial Services	64,100	$658,307

		658,307
Health Care Management Services – 1.0%
UnitedHealth Group, Inc.	19,400	484,612

		484,612
Health Care Services – 0.9%
Medco Health Solutions, Inc.(1)	9,500	433,295

		433,295
Household Equipment & Products – 1.0%
Fortune Brands, Inc.	14,100	489,834

		489,834
Insurance - Life – 2.0%
Aflac, Inc.	15,600	485,004
Principal Financial Group, Inc.	26,200	493,608

		978,612
Insurance - Multi-Line – 1.3%
MetLife, Inc.	21,500	645,215

		645,215
Insurance - Property-Casualty – 1.0%
ACE Ltd.	11,000	486,530

		486,530
Leisure Time – 1.7%
Carnival Corp.	31,800	819,486

		819,486
Medical & Dental Instruments & Supplies – 3.2%
Covidien PLC	41,500	1,553,760

		1,553,760
Oil: Crude Producers – 3.3%
Anadarko Petroleum Corp.	19,500	885,105
Ultra Petroleum Corp.(1)	18,200	709,800

		1,594,905
Oil: Integrated – 10.0%
Chevron Corp.	26,400	1,749,000
Exxon Mobil Corp.	16,500	1,153,515
Hess Corp.	13,000	698,750
Marathon Oil Corp.	41,100	1,238,343

		4,839,608
Oil Well Equipment & Services – 2.6%
Baker Hughes, Inc.	22,600	823,544
Halliburton Co.	21,900	453,330

		1,276,874
Pharmaceuticals – 5.4%
Merck & Co., Inc.	23,900	668,244
Pfizer, Inc.	129,800	1,947,000

		2,615,244
Railroads – 1.5%
Burlington Northern Santa Fe Corp.	9,800	720,692

		720,692
Semiconductors & Components – 2.2%
Intel Corp.	63,000	1,042,650

		1,042,650
Utilities - Electrical – 6.4%
American Electric Power, Inc.	34,700	1,002,483
Exelon Corp.	18,500	947,385

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	61

Schedule of Investments – RS Large Cap Value Fund (continued)

June 30, 2009 (unaudited)	Shares	Value

Utilities - Electrical (continued)
Northeast Utilities	35,400	$789,774
Pepco Holdings, Inc.	27,600	370,944

		3,110,586
Utilities - Gas Distributors – 2.2%
NiSource, Inc.	26,400	307,824
Sempra Energy	14,900	739,487

		1,047,311
Utilities - Miscellaneous – 1.1%
MDU Resources Group, Inc.	28,800	546,336

		546,336
Utilities - Telecommunications – 4.8%
AT&T, Inc.	68,300	1,696,572
Sprint Nextel Corp.(1)	126,942	610,591

		2,307,163

Total Common Stocks (Cost $55,146,988)		47,714,309
Exchange-Traded Funds – 0.2%
SPDR Trust, Series 1	1,300	119,496

Total Exchange-Traded Funds (Cost $119,700)		119,496

	Principal Amount	Value
Repurchase Agreements – 0.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $288,000, due 7/1/2009(2)	$288,000	288,000

Total Repurchase Agreements (Cost $288,000)		288,000

Total Investments – 99.5% (Cost $55,554,688)		48,121,805

Other Assets, Net – 0.5%		223,358

Total Net Assets – 100.0%		$48,345,163

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$47,714,309	$—	$—	$47,714,309
Exchange-Traded Funds	119,496			119,496
Repurchase Agreements	—	288,000	—	288,000

Total	$47,833,805	$288,000	$—	$48,121,805

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Note	4.125%	8/31/2012	299,173

The accompanying notes are an integral part of these financial statements.

62	800-766-3863

This Page Intentionally Left Blank

www.RSinvestments.com	63

Financial Information

Statement of Assets and Liabilities As of June 30, 2009 (unaudited)

	RS Partners	RS Value
Assets
Investments in unaffiliated issuers, at value	$1,163,512,643	$1,358,091,486
Investments in affiliated issuers, at value	74,671,415	5,445,574
Repurchase agreements	139,290,000	114,462,000
Cash and cash equivalents	964	603
Foreign currency, at value	—	265,552
Receivable for investments sold	9,946,510	177,943
Dividends/interest receivable	1,084,455	1,026,764
Receivable for fund shares subscribed	2,745,728	5,431,978
Other receivables	2,359,355	818,591
Total Assets	1,393,611,070	1,485,720,491
Liabilities
Payable for investments purchased	26,708,813	—
Payable to custodian	2,351,672	813,130
Payable for fund shares redeemed	1,748,325	1,909,128
Payable to adviser	1,012,258	919,673
Payable to distributor	249,055	291,985
Accrued trustees’ fees	45,719	47,921
Accrued expenses/other liabilities	1,734,241	1,951,758
Total Liabilities	33,850,083	5,933,595
Total Net Assets	$1,359,760,987	$1,479,786,896
Net Assets Consist of:
Paid-in capital	$1,793,932,983	$2,175,684,316
Accumulated net investment income/(loss)	(5,178,777)	1,535,144
Accumulated net realized loss from investments and foreign currency transactions	(306,171,865)	(384,941,804)
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(122,821,354)	(312,490,760)
Total Net Assets	$1,359,760,987	$1,479,786,896
Investments in Unaffiliated Issuers, at Cost	$1,321,052,252	$1,710,808,878
Investments in Affiliated Issuers, at Cost	$179,300,732	$79,679,450
Foreign Currency, at Cost	$—	$267,044
Pricing of Shares
Net Assets:
Class A	$1,202,882,169	$1,383,173,476
Class B	—	—
Class C	—	12,829,417
Class K	10,095,793	1,782,368
Class Y	146,783,025	82,001,635
Shares of Beneficial Interest Outstanding with no Par Value:
Class A	56,995,466	82,282,926
Class B	—	—
Class C	—	772,391
Class K	481,326	106,426
Class Y	6,947,181	4,886,187
Net Asset Value Per Share:
Class A	$21.10	$16.81
Class B	—	—
Class C	—	16.61
Class K	20.97	16.75
Class Y	21.13	16.78
Sales Charge Class A (Load)	4.75%	4.75%
Maximum Offering Price Per Class A Share	$22.15	$17.65

The accompanying notes are an integral part of these financial statements.

64	800-766-3863

RS Large Cap Alpha	RS Investors	RS Global Natural Resources	RS Large Cap Value

$659,243,719	$10,446,826	$859,580,823	$47,833,805
—	—	—	—
26,725,000	1,872,000	169,225,000	288,000
574	850	704	204
—	—	277,107	—
26,149,676	—	5,878,187	339,300
596,631	12,164	1,026,568	78,404
431,641	11,056	15,947,269	5,370
—	372	—	—
713,147,241	12,343,268	1,051,935,658	48,545,083

20,489,959	48,815	2,561,971	—
3,509	8,854	60,699	8,013
657,234	—	624,362	98,187
288,518	10,000	868,888	31,854
85,887	2,029	216,014	21,029
17,939	506	43,809	909
484,310	42,544	1,399,317	39,928
22,027,356	112,748	5,775,060	199,920
$691,119,885	$12,230,520	$1,046,160,598	$48,345,163

$1,201,309,134	$22,653,628	$1,154,495,414	$67,770,794
3,671,824	(89,473)	201,437	212,688
(547,577,413)	(8,527,886)	(234,475,916)	(12,205,436)

33,716,340	(1,805,749)	125,939,663	(7,432,883)
$691,119,885	$12,230,520	$1,046,160,598	$48,345,163
$652,252,379	$14,124,782	$902,862,582	$55,554,688
$—	$—	$—	$—
$—	$—	$278,664	$—

$643,753,371	$9,624,354	$975,056,512	$12,766,796
9,852,020	—	—	10,526,582
22,453,010	28,346	6,033,140	10,343,966
13,698,688	69,410	1,500,095	14,707,819
1,362,796	2,508,410	63,570,851	—

21,018,098	1,832,400	41,279,309	1,996,112
336,680	—	—	1,653,701
782,394	5,518	260,386	1,625,866
447,326	13,652	64,344	2,293,927
44,571	475,298	2,676,024	—

$30.63	$5.25	$23.62	$6.40
29.26	—	—	6.37
28.70	5.14	23.17	6.36
30.62	5.08	23.31	6.41
30.58	5.28	23.76	—
4.75%	4.75%	4.75%	4.75%
$32.16	$5.51	$24.80	$6.72

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	65

Financial Information (continued)

Statement of Operations For the Six-Month Period Ended June 30, 2009 (unaudited)

	RS Partners	RS Value
Investment Income
Dividends	$4,838,145	$11,640,504
Dividends from affiliated issuers	71,182	—
Interest	57,715	73,116
Withholding taxes on foreign dividends	(34,270)	(382,475)
Total Investment Income	4,932,772	11,331,145
Expenses
Investment advisory fees	5,825,227	5,589,872
Distribution fees	1,329,983	1,601,309
Transfer agent fees	1,204,331	1,484,282
Shareholder reports	384,397	435,172
Administrative service fees	133,814	149,235
Professional fees	127,614	124,205
Custodian fees	106,471	112,656
Registration fees	59,628	64,660
Trustees’ fees and expenses	56,323	58,860
Insurance expense	11,492	35,063
Other expenses	18,892	21,565
Total Expenses	9,258,172	9,676,879
Less: Fee waiver by adviser/distributor	(724,394)	(201,269)
Less: Custody credits	(439)	(236)
Total Expenses, Net	8,533,339	9,475,374
Net Investment Income/(Loss)	(3,600,567)	1,855,771
Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency Transactions
Net realized loss from investments	(111,722,256)	(247,680,213)
Net realized loss from investments in affiliated issuers	(114,253,136)	(14,914,884)
Net realized loss from foreign currency transactions	(144,798)	(237,922)
Net change in unrealized appreciation/depreciation on investments	308,925,325	393,301,622
Net change in unrealized appreciation/depreciation on investments in affiliated issuers	113,310,588	15,327,152
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	123,232	170,621
Net Gain on Investments and Foreign Currency Transactions	196,238,955	145,966,376
Net Increase in Net Assets Resulting from Operations	$192,638,388	$147,822,147

The accompanying notes are an integral part of these financial statements.

66	800-766-3863

RS Large Cap Alpha	RS Investors	RS Global Natural Resources	RS Large Cap Value

$6,798,056	$48,846	$7,914,593	$635,760
—	—	—	—
9,780	337	32,462	324
(2,532)	(24)	(140,190)	—
6,805,304	49,159	7,806,865	636,084

1,679,550	51,744	4,571,936	178,463
977,489	10,624	1,109,983	156,672
545,439	10,635	666,779	28,657
145,615	4,217	366,601	4,903
79,608	1,162	112,227	5,076
77,237	17,890	119,868	21,838
53,460	15,634	85,999	17,327
36,616	28,447	60,188	31,683
28,143	530	47,482	1,585
13,095	—	45,595	1,807
32,672	—	17,807	1,638
3,668,924	140,883	7,204,465	449,649
(382,612)	—	(504,960)	(30,122)
(307)	(3)	(241)	(22)
3,286,005	140,880	6,699,264	419,505
3,519,299	(91,721)	1,107,601	216,579

(155,298,895)	(2,628,428)	(135,852,331)	(7,521,471)
—	—	(49,301,096)	—
—	(1,855)	(23,571)	—
179,198,740	5,109,833	296,840,016	7,758,997
—	—	34,135,004	—
—	204	(4,965)	—
23,899,845	2,479,754	145,793,057	237,526
$ 27,419,144	$2,388,033	$146,900,658	$454,105

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	67

Financial Information (continued)

Statement of Changes in Net Assets Six-month-ended numbers are unaudited

	RS Partners		RS Value

	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08
Operations
Net investment income/(loss)	$(3,600,567)	$(8,584,628)	$1,855,771	$3,493,101
Net realized loss from investments and foreign currency transactions	(226,120,190)	(66,398,164)	(262,833,019)	(115,517,793)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	422,359,145	(702,507,681)	408,799,395	(899,529,513)
Net Increase/(Decrease) in Net Assets Resulting from Operations	192,638,388	(777,490,473)	147,822,147	(1,011,554,205)
Distributions to Shareholders
Net investment income
Class A	—	—	—	(3,080,404)
Class B	—	—	—	—
Class C	—	—	—	—
Class K	—	—	—	—
Class Y	—	—	—	(390,740)
Net realized gain on investments
Class A	—	(47,563,858)	—	(22,608,921)
Class C	—	—	—	(147,841)
Class K	—	(394,298)	—	(19,984)
Class Y	—	(4,671,805)	—	(812,630)
Total Distributions	—	(52,629,961)	—	(27,060,520)
Capital Share Transactions
Proceeds from sales of shares	193,376,023	495,942,518	262,344,866	1,003,030,384
Reinvestment of distributions	—	47,601,459	—	24,934,261
Cost of shares redeemed	(183,242,732)	(793,196,409)	(280,576,459)	(1,205,873,340)
Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	10,133,291	(249,652,432)	(18,231,593)	(177,908,695)
Net Increase/(Decrease) in Net Assets	202,771,679	(1,079,772,866)	129,590,554	(1,216,523,420)
Net Assets
Beginning of period	1,156,989,308	2,236,762,174	1,350,196,342	2,566,719,762
End of period	$1,359,760,987	$1,156,989,308	$1,479,786,896	$1,350,196,342
Distributions in Excess of Net Investment Income Included in Net Assets	$—	$—	$—	$(320,627)
Accumulated Undistributed Net Investment Income/(Loss) Included in Net Assets	$(5,178,777)	$(1,578,210)	$1,535,144	$—
Other Information:
Shares
Sold	10,451,636	19,259,321	17,354,865	47,804,126
Reinvested	—	2,814,949	—	1,740,229
Redeemed	(10,323,369)	(30,380,082)	(19,426,487)	(57,144,280)
Net Increase/(Decrease)	128,267	(8,305,812)	(2,071,622)	(7,599,925)

The accompanying notes are an integral part of these financial statements.

68	800-766-3863

RS Large Cap Alpha		RS Investors		RS Global Natural Resources

For the Six Months Ended 6/30/09	For the Year Ended 12/31/08	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08

$3,519,299	$6,895,407	$(91,721)	$(285,163)	$1,107,601	$(2,095,184)

(155,298,895)	(34,666,592)	(2,630,283)	(5,267,207)	(185,176,998)	(50,397,376)

179,198,740	(239,606,648)	5,110,037	(7,466,295)	330,970,055	(829,557,957)
27,419,144	(267,377,833)	2,388,033	(13,018,665)	146,900,658	(882,050,517)

—	(6,487,661)	—	—	—	(350,238)
—	(7,926)	—	—	—	—
—	(118,674)	—	—	—	(1,247)
—	(78,412)	—	—	—	(323)
—	(21,577)	—	—	—	(14,779)

—	—	—	(1,081,420)	—	(6,279,894)
—	—	—	(2,555)	—	(23,106)
—	—	—	(5,462)	—	(5,267)
—	—	—	(127,085)	—	(270,013)
—	(6,714,250)	—	(1,216,522)	—	(6,944,867)

163,330,232	202,372,150	1,832,958	2,461,067	165,228,786	453,744,401
—	6,393,737	—	1,124,310	—	6,419,937
(174,572,961)	(146,590,617)	(1,999,003)	(13,630,130)	(151,037,165)	(859,685,834)
(11,242,729)	62,175,270	(166,045)	(10,044,753)	14,191,621	(399,521,496)
16,176,415	(211,916,813)	2,221,988	(24,279,940)	161,092,279	(1,288,516,880)

674,943,470	886,860,283	10,008,532	34,288,472	885,068,319	2,173,585,199
$691,119,885	$674,943,470	$12,230,520	$10,008,532	$1,046,160,598	$885,068,319
$—	$—	$—	$—	$—	$(906,164)
$3,671,824	$152,525	$(89,473)	$2,248	$201,437	$—

6,005,788	5,645,426	404,727	423,138	7,543,868	14,870,827
—	218,952	—	290,385	—	335,405
(6,159,146)	(4,012,026)	(477,689)	(1,889,393)	(7,398,171)	(28,318,972)
(153,358)	1,852,352	(72,962)	(1,175,870)	145,697	(13,112,740)

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	69

Financial Information (continued)

Statement of Changes in Net Assets Six-month-ended numbers are unaudited

	RS Large Cap Value

	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08
Operations
Net investment income	$216,579	$672,641
Net realized loss from investments	(7,521,471)	(2,991,437)
Net change in unrealized appreciation/depreciation on investments	7,758,997	(31,835,728)
Net Increase/(Decrease) in Net Assets Resulting from Operations	454,105	(34,154,524)
Distributions to Shareholders
Net investment income
Class A	—	(280,487)
Class B	—	(97,640)
Class C	—	(100,814)
Class K	—	(212,115)
Net realized gain on investments
Class A	—	(1,633,884)
Class B	—	(1,232,334)
Class C	—	(1,196,264)
Class K	—	(1,655,968)
Total Distributions	—	(6,409,506)
Capital Share Transactions
Proceeds from sales of shares	1,135,956	3,129,572
Reinvestment of distributions	—	6,378,723
Cost of shares redeemed	(3,244,879)	(3,165,614)
Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(2,108,923)	6,342,681
Net Decrease in Net Assets	(1,654,818)	(34,221,349)
Net Assets
Beginning of period	49,999,981	84,221,330
End of period	$48,345,163	$49,999,981
Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(3,891)
Accumulated Net Investment Income Included in Net Assets	$212,688	$—
Other Information:
Shares
Sold	195,306	320,946
Reinvested	—	1,039,436
Redeemed	(519,463)	(323,447)
Net Increase/(Decrease)	(324,157)	1,036,935

The accompanying notes are an integral part of these financial statements.

70	800-766-3863

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www.RSinvestments.com	71

Financial Information (continued)

The financial highlights table is intended to help you understand each Fund's financial performance for the past six reporting periods (or, if shorter, the period since each Fund's share class inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Partners Fund (Class A)
Six Months Ended 6/30/09[1]	$18.00	$(0.06)	$3.16	$3.10	$—	$—	$—
Year Ended 12/31/08	30.81	(0.17)	(11.79)	(11.96)	—	(0.85)	(0.85)
Year Ended 12/31/07	35.04	(0.03)	(1.31)	(1.34)	(0.12)	(2.77)	(2.89)
Year Ended 12/31/06	33.01	0.10	3.61	3.71	(0.09)	(1.59)	(1.68)
Year Ended 12/31/05	34.77	—	4.17	4.17	—	(5.93)	(5.93)
Year Ended 12/31/04	27.70	(0.14)	8.89	8.75	—	(1.68)	(1.68)
RS Partners Fund (Class K)
Six Months Ended 6/30/09[1]	$17.91	$(0.09)	$3.15	$3.06	$—	$—	$—
Year Ended 12/31/08	30.77	(0.20)	(11.81)	(12.01)	—	(0.85)	(0.85)
Year Ended 12/31/07	35.05	(0.14)	(1.36)	(1.50)	(0.01)	(2.77)	(2.78)
Period From 10/13/06[4] 12/31/06[1]	35.04	—	1.67	1.67	(0.06)	(1.60)	(1.66)
RS Partners Fund (Class Y)
Six Months Ended 6/30/09[1]	$17.99	$(0.05)	$3.19	$3.14	$—	$—	$—
Year Ended 12/31/08	30.74	0.03	(11.93)	(11.90)	—	(0.85)	(0.85)
Period From 5/1/07[4] 12/31/07[1]	37.83	0.15	(4.20)	(4.05)	(0.27)	(2.77)	(3.04)
RS Value Fund (Class A)
Six Months Ended 6/30/09[1]	$14.99	$0.02	$1.80	$1.82	$—	$—	$—
Year Ended 12/31/08	26.27	0.04	(11.01)	(10.97)	(0.04)	(0.27)	(0.31)
Year Ended 12/31/07	27.43	0.02	1.00	1.02	(0.11)	(2.07)	(2.18)
Year Ended 12/31/06	24.55	0.03	3.99	4.02	(0.31)	(0.83)	(1.14)
Year Ended 12/31/05	21.99	0.03	2.54	2.57	(0.01)	—	(0.01)
Year Ended 12/31/04	17.03	(0.09)	5.08	4.99	(0.03)	—	(0.03)
RS Value Fund (Class C)
Six Months Ended 6/30/09[1]	$14.86	$—	$1.75	$1.75	$—	$—	$—
Year Ended 12/31/08	26.16	(0.02)	(11.01)	(11.03)	—	(0.27)	(0.27)
Period From 5/1/07[4] to 12/31/07[1]	30.15	(0.04)	(1.79)	(1.83)	(0.09)	(2.07)	(2.16)
RS Value Fund (Class K)
Six Months Ended 6/30/09[1]	$14.95	$0.01	$1.79	$1.80	$—	$—	$—
Year Ended 12/31/08	26.24	(0.01)	(11.01)	(11.02)	—	(0.27)	(0.27)
Year Ended 12/31/07	27.43	(0.06)	0.97	0.91	(0.03)	(2.07)	(2.10)
Period From 12/4/06[4] to 12/31/06[1]	28.58	0.02	(0.04)	(0.02)	(0.30)	(0.83)	(1.13)
RS Value Fund (Class Y)
Six Months Ended 6/30/09[1]	$14.93	$0.07	$1.78	$1.85	$—	$—	$—
Year Ended 12/31/08	26.23	0.16	(11.06)	(10.90)	(0.13)	(0.27)	(0.40)
Period From 5/1/07[4] to 12/31/07[1]	30.15	0.08	(1.72)	(1.64)	(0.21)	(2.07)	(2.28)

See notes to Financial Highlights on page 79.

The accompanying notes are an integral part of these financial statements.

72	800-766-3863

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$21.10	17.22%	$1,202,882	1.49%	1.61%	(0.65)%	(0.77)%	34%
18.00	(38.63)%	1,045,803	1.49%	1.52%	(0.50)%	(0.53)%	64%
30.81	(3.78)%	2,187,893	1.49%	1.51%	(0.12)%	(0.14)%	57%
35.04	11.19%	2,532,086	1.49%	1.52%	0.29%	0.26%	60%
33.01	11.94%	2,164,407	1.48%	1.52%	—%	(0.04)%	77%
34.77	31.81%	2,044,457	1.49%	1.64%	(0.59)%	(0.74)%	108%

$20.97	17.09%	$10,096	1.82%	1.94%	(0.97)%	(1.09)%	34%
17.91	(38.84)%	8,698	1.83%	1.87%	(0.84)%	(0.88)%	64%
30.77	(4.22)%	13,732	1.84%	1.86%	(0.46)%	(0.48)%	57%
35.05	4.71%	13,447	1.82%	1.86%	(0.03)%	(0.07)%	60%

$21.13	17.45%	$146,783	1.21%	1.34%	(0.35)%	(0.48)%	34%
17.99	(38.52)%	102,488	1.28%	1.31%	(0.28)%	(0.31)%	64%
30.74	(10.65)%	35,137	1.11%	1.13%	0.44%	0.42%	57%

$16.81	12.14%	$1,383,174	1.46%	1.49%	0.26%	0.23%	40%
14.99	(41.73)%	1,292,905	1.40%	1.40%	0.16%	0.16%	49%
26.27	3.76%	2,526,734	1.32%	1.32%	0.06%	0.06%	59%
27.43	16.37%	2,000,665	1.36%	1.37%	0.06%	0.05%	72%
24.55	11.67%	1,596,317	1.39%	1.39%	(0.15)%	(0.15)%	83%
21.99	29.31%	628,586	1.49%	1.63%	(0.65)%	(0.79)%	147%

$16.61	11.78%	$12,829	2.13%	2.17%	(0.43)%	(0.47)%	40%
14.86	(42.13)%	8,587	2.13%	2.13%	(0.48)%	(0.48)%	49%
26.16	(6.05)%	6,774	2.13%	2.17%	(0.62)%	(0.66)%	59%

$16.75	12.04%	$1,782	1.76%	1.80%	(0.02)%	(0.06)%	40%
14.95	(41.96)%	1,159	1.81%	1.81%	(0.17)%	(0.17)%	49%
26.24	3.35%	1,183	1.72%	1.74%	(0.28)%	(0.30)%	59%
27.43	(0.06)%	—	1.28%	1.28%	0.35%	0.35%	72%

$16.78	12.39%	$82,002	1.02%	1.05%	0.74%	0.71%	40%
14.93	(41.50)%	47,545	1.04%	1.04%	0.64%	0.64%	49%
26.23	(5.41)%	32,029	0.98%	0.99%	0.51%	0.50%	59%

See notes to Financial Highlights on page 79.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	73

Financial Information (continued)

Financial Highlights (continued) Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Large Cap Alpha Fund (Class A)
Six Months Ended 6/30/09[1]	$29.70	$0.17	$0.76	$0.93	$—	$—	$—
Year Ended 12/31/08	42.46	0.32	(12.76)	(12.44)	(0.32)	—	(0.32)
Year Ended 12/31/07	37.19	0.26	5.23	5.49	(0.22)	—	(0.22)
Year Ended 12/31/06	32.26	0.32	5.06	5.38	(0.45)	—	(0.45)
Year Ended 12/31/05	31.37	0.47	0.74	1.21	(0.32)	—	(0.32)
Year Ended 12/31/04	30.08	0.34	1.35	1.69	(0.40)	—	(0.40)
RS Large Cap Alpha Fund (Class B)
Six Months Ended 6/30/09[1]	$28.52	$(2.13)	$2.87	$0.74	$—	$—	$—
Year Ended 12/31/08	40.68	(2.99)	(9.15)	(12.14)	(0.02)	—	(0.02)
Year Ended 12/31/07	35.76	(1.82)	6.74	4.92	—	—	—
Year Ended 12/31/06	30.91	(1.63)	6.48	4.85	—	—	—
Year Ended 12/31/05	30.06	(0.59)	1.44	0.85	—	—	—
Year Ended 12/31/04	28.72	(0.20)	1.54	1.34	—	—	—
RS Large Cap Alpha Fund (Class C)
Six Months Ended 6/30/09[1]	$27.93	$0.08	$0.69	$0.77	$—	$—	$—
Year Ended 12/31/08	40.07	0.43	(12.39)	(11.96)	(0.18)	—	(0.18)
Year Ended 12/31/07	35.17	0.07	4.83	4.90	—	—	—
Year Ended 12/31/06	30.42	(0.01)	4.76	4.75	—	—	—
Year Ended 12/31/05	29.62	(0.00)[5]	0.80	0.80	—	—	—
Year Ended 12/31/04	28.37	(0.09)	1.34	1.25	—	—	—
RS Large Cap Alpha Fund (Class K)
Six Months Ended 6/30/09[1]	$29.75	$0.10	$0.77	$0.87	$—	$—	$—
Year Ended 12/31/08	42.49	0.18	(12.73)	(12.55)	(0.19)	—	(0.19)
Year Ended 12/31/07	37.18	0.10	5.25	5.35	(0.04)	—	(0.04)
Year Ended 12/31/06	32.03	0.16	5.07	5.23	(0.08)	—	(0.08)
Year Ended 12/31/05	31.23	0.29	0.79	1.08	(0.28)	—	(0.28)
Year Ended 12/31/04	30.00	0.20	1.39	1.59	(0.36)	—	(0.36)
RS Large Cap Alpha Fund (Class Y)
Six Months Ended 6/30/09[1]	$29.62	$0.19	$0.77	$0.96	$—	$—	$—
Year Ended 12/31/08	42.40	0.44	(12.80)	(12.36)	(0.42)	—	(0.42)
Period from 5/1/07[4] to 12/31/07[1]	40.26	0.15	2.34	2.49	(0.35)	—	(0.35)

See notes to Financial Highlights on page 79.

The accompanying notes are an integral part of these financial statements.

74	800-766-3863

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$30.63	3.13%	$643,753	0.93%	1.05%	1.10%	0.98%	116%
29.70	(29.29)%	629,799	0.93%	0.95%	0.90%	0.88%	54%
42.46	14.78%	832,425	0.93%	0.93%	0.59%	0.59%	60%
37.19	16.87%	787,661	0.93%	0.94%	0.79%	0.78%	81%
32.26	3.90%	796,034	0.91%	0.91%	1.32%	1.32%	101%
31.37	5.64%	980,872	0.88%	0.88%	0.95%	0.95%	75%

$29.26	2.59%	$9,852	2.05%	2.05%	0.00%	0.00%	116%
28.52	(29.84)%	12,197	1.82%	1.82%	(0.02)%	(0.02)%	54%
40.68	13.76%	28,114	1.84%	1.84%	(0.34)%	(0.34)%	60%
35.76	15.69%	38,313	1.99%	1.99%	(0.27)%	(0.27)%	81%
30.91	2.83%	69,159	1.92%	1.92%	0.34%	0.34%	101%
30.06	4.67%	130,372	1.84%	1.84%	(0.02)%	(0.02)%	75%

$28.70	2.76%	$22,453	1.76%	1.76%	0.26%	0.26%	116%
27.93	(29.84)%	19,300	1.74%	1.74%	0.14%	0.14%	54%
40.07	13.93%	11,441	1.69%	1.69%	(0.17)%	(0.17)%	60%
35.17	15.61%	8,278	2.02%	2.02%	(0.30)%	(0.30)%	81%
30.42	2.70%	6,358	2.08%	2.08%	0.13%	0.13%	101%
29.62	4.41%	6,551	2.06%	2.06%	(0.21)%	(0.21)%	75%

$30.62	2.92%	$13,699	1.28%	1.42%	0.74%	0.60%	116%
29.75	(29.52)%	12,191	1.28%	1.34%	0.56%	0.50%	54%
42.49	14.38%	14,047	1.28%	1.42%	0.24%	0.10%	60%
37.18	16.37%	11,670	1.28%	1.28%	0.45%	0.45%	81%
32.03	3.51%	9,517	1.25%	1.25%	0.94%	0.94%	101%
31.23	5.34%	8,761	1.20%	1.20%	0.69%	0.69%	75%

$30.58	3.24%	$1,363	0.72%	0.72%	1.32%	1.32%	116%
29.62	(29.13)%	1,456	0.71%	0.71%	1.17%	1.17%	54%
42.40	6.19%	832	0.71%	0.71%	0.85%	0.85%	60%

See notes to Financial Highlights on page 79.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	75

Financial Information (continued)

Financial Highlights (continued) Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Investors Fund (Class A)
Six Months Ended 6/30/09[1]	$4.17	$(0.04)	$1.12	$1.08	$—	$—	$—
Year Ended 12/31/08	9.59	(0.16)	(4.64)	(4.80)	—	(0.62)	(0.62)
Year Ended 12/31/07	11.75	(0.11)	(0.01)	(0.12)	—	(2.04)	(2.04)
Year Ended 12/31/06	10.44	(0.03)	1.87	1.84	—	(0.53)	(0.53)
Period From 11/15/05[4] to 12/31/05[1]	10.00	(0.01)	0.45	0.44	—	—	—
RS Investors Fund (Class C)
Six Months Ended 6/30/09[1]	$4.21	$(0.19)	$1.12	$0.93	$—	$—	$—
Year Ended 12/31/08	9.54	(0.14)	(4.57)	(4.71)	—	(0.62)	(0.62)
Period From 7/24/07[4] to 12/31/07[1]	12.57	(0.07)	(0.92)	(0.99)	—	(2.04)	(2.04)
RS Investors Fund (Class K)
Six Months Ended 6/30/09[1]	$4.06	$(0.05)	$1.07	$1.02	$—	$—	$—
Year Ended 12/31/08	9.51	(0.13)	(4.70)	(4.83)	—	(0.62)	(0.62)
Period From 1/3/07[4] to 12/31/07[1]	11.71	(0.08)	(0.08)	(0.16)	—	(2.04)	(2.04)
RS Investors Fund (Class Y)
Six Months Ended 6/30/09[1]	$4.18	$(0.11)	$1.21	$1.10	$—	$—	$—
Year Ended 12/31/08	9.61	(0.12)	(4.69)	(4.81)	—	(0.62)	(0.62)
Period From 5/1/07[4] to 12/31/07[1]	12.56	(0.01)	(0.90)	(0.91)	—	(2.04)	(2.04)
RS Global Natural Resources Fund (Class A)
Six Months Ended 6/30/09[1]	$20.05	$0.02	$3.55	$3.57	$—	$—	$—
Year Ended 12/31/08	37.97	(0.05)	(17.71)	(17.76)	(0.01)	(0.15)	(0.16)
Year Ended 12/31/07	30.84	—	9.81	9.81	(0.01)	(2.67)	(2.68)
Year Ended 12/31/06	32.65	0.12	2.72	2.84	(0.37)	(4.28)	(4.65)
Year Ended 12/31/05	24.72	0.32	10.14	10.46	(0.69)	(1.84)	(2.53)
Year Ended 12/31/04	19.23	(0.02)	6.58	6.56	(0.04)	(1.03)	(1.07)
RS Global Natural Resources Fund (Class C)
Six Months Ended 6/30/09[1]	$19.75	$0.08	$3.34	$3.42	$—	$—	$—
Year Ended 12/31/08	37.73	(0.22)	(17.60)	(17.82)	(0.01)	(0.15)	(0.16)
Period From 5/1/07[4] to 12/31/07[1]	35.26	(0.10)	5.25	5.15	(0.01)	(2.67)	(2.68)
RS Global Natural Resources Fund (Class K)
Six Months Ended 6/30/09[1]	$19.84	$0.04	$3.43	$3.47	$—	$—	$—
Year Ended 12/31/08	37.75	(0.14)	(17.61)	(17.75)	(0.01)	(0.15)	(0.16)
Year Ended 12/31/07	30.84	(0.06)	9.65	9.59	(0.01)	(2.67)	(2.68)
Period From 12/4/06[4] to 12/31/06[1]	37.05	0.04	(1.61)	(1.57)	(0.36)	(4.28)	(4.64)
RS Global Natural Resources Fund (Class Y)
Six Months Ended 6/30/09[1]	$20.14	$—	$3.62	$3.62	$—	$—	$—
Year Ended 12/31/08	38.00	0.08	(17.78)	(17.70)	(0.01)	(0.15)	(0.16)
Period From 5/1/07[4] to 12/31/07[1]	35.26	0.09	5.38	5.47	(0.06)	(2.67)	(2.73)

See notes to Financial Highlights on page 79.

The accompanying notes are an integral part of these financial statements.

76	800-766-3863

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$5.25	25.90%	$9,624	2.77%	2.77%	(1.83)%	(1.83)%	35%
4.17	(49.50)%	8,955	1.98%	1.98%	(1.33)%	(1.33)%	65%
9.59	(0.72)%	30,691	1.60%	1.60%	(0.60)%	(0.60)%	71%
11.75	17.55%	65,129	1.54%	1.60%	(0.23)%	(0.29)%	116%
10.44	4.40%	49,463	3.74%	3.77%	(1.66)%	(1.69)%	5%

$5.14	22.09%	$28	9.33%	9.33%	(8.39)%	(8.39)%	35%
4.21	(48.80)%	20	1.43%	4.15%	(0.79)%	(3.51)%	65%
9.54	(7.61)%	74	2.55%	5.22%	(1.55)%	(4.22)%	71%

$5.08	25.12%	$70	3.96%	3.96%	(3.02)%	(3.02)%	35%
4.06	(50.25)%	43	3.23%	3.23%	(2.55)%	(2.55)%	65%
9.51	(1.10)%	45	2.52%	5.81%	(1.49)%	(4.78)%	71%

$5.28	26.32%	$2,509	2.41%	2.41%	(1.45)%	(1.45)%	35%
4.18	(49.52)%	991	1.70%	1.70%	(1.04)%	(1.04)%	65%
9.61	(6.98)%	3,478	1.37%	1.38%	(0.28)%	(0.29)%	71%

$23.62	17.81%	$975,057	1.47%	1.59%	0.24%	0.12%	13%
20.05	(46.76)%	843,964	1.49%	1.49%	(0.13)%	(0.13)%	43%
37.97	32.07%	2,080,904	1.45%	1.45%	—%	—%	37%
30.84	8.11%	1,610,612	1.49%	1.53%	0.24%	0.20%	62%
32.65	42.23%	1,715,182	1.49%	1.56%	0.95%	0.88%	62%
24.72	34.43%	628,512	1.50%	1.59%	(0.18)%	(0.27)%	97%

$23.17	17.32%	$6,033	2.32%	2.43%	(0.61)%	(0.72)%	13%
19.75	(47.22)%	3,129	2.34%	2.34%	(0.95)%	(0.95)%	43%
37.73	14.84%	2,949	2.29%	2.32%	(0.67)%	(0.70)%	37%

$23.31	17.49%	$1,500	1.96%	2.07%	(0.21)%	(0.32)%	13%
19.84	(47.01)%	736	2.10%	2.11%	(0.66)%	(0.67)%	43%
37.75	31.37%	330	2.00%	2.30%	(0.40)%	(0.70)%	37%
30.84	(4.76)%	3	1.75%	1.75%	(0.23)%	(0.23)%	62%

$23.76	17.97%	$63,571	1.17%	1.28%	0.54%	0.43%	13%
20.14	(46.57)%	37,239	1.18%	1.19%	0.17%	0.16%	43%
38.00	15.76%	89,402	1.12%	1.12%	0.46%	0.46%	37%

See notes to Financial Highlights on page 79.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	77

Financial Information (continued)

Financial Highlights Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Large Cap Value Fund (Class A)
Six Months Ended 6/30/09[1]	$6.33	$0.05	$0.02	$0.07	$—	$—	$—
Year Ended 12/31/08	12.30	0.13	(5.13)	(5.00)	(0.14)	(0.83)	(0.97)
Year Ended 12/31/07	14.33	0.15	(0.16)	(0.01)	(0.15)	(1.87)	(2.02)
Year Ended 12/31/06	13.07	0.11	2.17	2.28	(0.09)	(0.93)	(1.02)
Year Ended 12/31/05	13.30	0.10	1.12	1.22	(0.11)	(1.34)	(1.45)
Year Ended 12/31/04	12.82	0.08	1.59	1.67	(0.07)	(1.12)	(1.19)
RS Large Cap Value Fund (Class B)
Six Months Ended 6/30/09[1]	$6.32	$0.02	$0.03	$0.05	$—	$—	$—
Year Ended 12/31/08	12.25	0.07	(5.10)	(5.03)	(0.07)	(0.83)	(0.90)
Year Ended 12/31/07	14.27	0.02	(0.14)	(0.12)	(0.03)	(1.87)	(1.90)
Year Ended 12/31/06	13.02	0.00 [5]	2.18	2.18	—	(0.93)	(0.93)
Year Ended 12/31/05	13.24	(0.00)[5]	1.12	1.12	—	(1.34)	(1.34)
Year Ended 12/31/04	12.80	(0.01)	1.57	1.56	—	(1.12)	(1.12)
RS Large Cap Value Fund (Class C)
Six Months Ended 6/30/09[1]	$6.32	$0.02	$0.02	$0.04	$—	$—	$—
Year Ended 12/31/08	12.25	0.07	(5.10)	(5.03)	(0.07)	(0.83)	(0.90)
Year Ended 12/31/07	14.27	0.02	(0.13)	0.11)	(0.04)	(1.87)	(1.91)
Year Ended 12/31/06	13.02	0.00 [5]	2.18	2.18	—	(0.93)	(0.93)
Year Ended 12/31/05	13.24	(0.00)[5]	1.12	1.12	—	(1.34)	(1.34)
Year Ended 12/31/04	12.80	(0.01)	1.57	1.56	—	(1.12)	(1.12)
RS Large Cap Value Fund (Class K)
Six Months Ended 6/30/09[1]	$6.36	$0.03	$0.02	$0.05	$—	$—	$—
Year Ended 12/31/08	12.32	0.10	(5.12)	(5.02)	(0.11)	(0.83)	(0.94)
Year Ended 12/31/07	14.33	0.09	(0.14)	(0.05)	(0.09)	(1.87)	(1.96)
Year Ended 12/31/06	13.07	0.07	2.18	2.25	(0.06)	(0.93)	(0.99)
Year Ended 12/31/05	13.30	0.07	1.11	1.18	(0.07)	(1.34)	(1.41)
Year Ended 12/31/04	12.83	0.05	1.58	1.63	0.04)	(1.12)	(1.16)

The accompanying notes are an integral part of these financial statements.

78	800-766-3863

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$6.40	1.11%	$12,767	1.43%	1.57%	1.36%	1.22%	27%
6.33	(40.34)%	14,256	1.36%	1.36%	1.38%	1.38%	53%
12.30	(0.01)%	24,090	1.38%	1.38%	0.88%	0.88%	38%
14.33	17.84%	30,526	1.42%	1.42%	0.77%	0.77%	31%
13.07	9.32%	27,050	1.44%	1.44%	0.75%	0.75%	35%
13.30	13.43%	26,676	1.44%	1.44%	0.68%	0.68%	32%

$6.37	0.79%	$10,526	2.19%	2.28%	0.59%	0.50%	27%
6.32	(40.84)%	10,722	2.11%	2.11%	0.63%	0.63%	53%
12.25	(0.78)%	18,542	2.11%	2.11%	0.15%	0.15%	38%
14.27	17.03%	24,585	2.18%	2.18%	0.02%	0.02%	31%
13.02	8.54%	22,643	2.19%	2.19%	0.01%	0.01%	35%
13.24	12.52%	24,646	2.19%	2.19%	(0.07)%	(0.07)%	32%

$6.36	0.63%	$10,344	2.19%	2.26%	0.59%	0.52%	27%
6.32	(40.79)%	10,428	2.09%	2.09%	0.66%	0.66%	53%
12.25	(0.78)%	17,593	2.11%	2.11%	0.15%	0.15%	38%
14.27	17.03%	23,163	2.18%	2.18%	0.02%	0.02%	31%
13.02	8.54%	21,005	2.19%	2.19%	0.01%	0.01%	35%
13.24	12.52%	23,507	2.19%	2.19%	(0.07)%	(0.07)%	32%

$6.41	0.79%	$14,708	1.71%	1.91%	1.07%	0.87%	27%
6.36	(40.50)%	14,594	1.71%	1.72%	1.04%	1.03%	53%
12.32	(0.34)%	23,996	1.71%	1.82%	0.56%	0.45%	38%
14.33	17.55%	27,181	1.71%	1.71%	0.49%	0.49%	31%
13.07	9.02%	22,901	1.71%	1.71%	0.49%	0.49%	35%
13.30	13.05%	24,342	1.70%	1.70%	0.42%	0.42%	32%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[3]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations and custody credits, if applicable.

[4]	Commencement of operations.

[5]	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	79

Notes to Financial Statements (unaudited)

June 30, 2009 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to six series offered by the Trust: RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund (formerly RS Core Equity Fund), RS Investors Fund, RS Global Natural Resources Fund and RS Large Cap Value Fund (each a “Fund”, collectively the “Funds”). All of the Funds are diversified funds, other than RS Partners Fund and RS Investors Fund, which are nondiversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Funds offer Class A and K shares. RS Large Cap Alpha Fund and RS Large Cap Value Fund offer Class B shares. RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund, RS Global Natural Resources Fund and RS Large Cap Value Fund offer Class C shares. RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund and RS Global Natural Resources Fund offer Class Y shares. The classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, and differ only as to class-specific expenses and voting rights with respect to matters affecting fewer than all classes.

Note 1 Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ Stock Market, LLC. (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (See Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange (“NYSE”). Investments in open-end management investment companies that are registered under the 1940 Act are valued based upon the net asset values determined by such investment companies.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued using methods approved by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants

80	800-766-3863

would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in, to or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not

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Notes to Financial Statements (unaudited) (continued)

they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

b. Federal Income Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies, and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2009, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2009, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state authorities for tax years before 2004.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date, except certain cash dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of the day.

f. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

g. Custody Credits The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce the Funds’ custodian expenses. The Funds could have employed the uninvested assets to produce income in the Funds if the Funds had not entered into such an arrangement. Each Fund’s custody credits, if any, are shown in the accompanying Statement of Operations.

h. Distributions to Shareholders Distributions of net realized capital gains, if any, are declared and paid at least annually. Each Fund intends to distribute substantially all net investment income, if any, at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

i. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

82	800-766-3863

j. Temporary Borrowings The Funds, with other funds managed by the same adviser, share in a $75 million committed revolving credit/overdraft protection facility from State Street Bank and Trust Company for temporary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing; all the funds that are parties to the facility share in a commitment fee that is allocated among the funds on the basis of their respective net assets. Each Fund may borrow up to the lesser of one-third of its total assets (including amounts borrowed) or any lower limit specified in the Fund’s Statement of Additional Information or Prospectus.

Fund	Amount Outstanding at 6/30/09	Average Borrowing*	Average Interest Rate*
RS Partners Fund	$—	$—	—
RS Value Fund	—	—	—
RS Large Cap Alpha Fund	—	—	—
RS Investors Fund	—	—	—
RS Global Natural Resources Fund	—	—	—
RS Large Cap Value Fund	—	259,599	0.73%
*	For the six months ended June 30, 2009.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Partners Fund	1.00%
RS Value Fund	0.85%
RS Large Cap Alpha Fund	0.50%
RS Investors Fund	1.00%
RS Global Natural Resources Fund	1.00%
RS Large Cap Value Fund	0.78%

RS Investments has entered into a Sub-Advisory Agreement with UBS Global Asset Management (Americas), Inc. (“UBS Global AM”). UBS Global AM is responsible for providing day-to-day investment advisory services to RS Large Cap Value Fund, subject to the supervision and direction of the Board of Trustees of the Trust and review by RS Investments. As compensation for UBS Global AM’s services, RS Investments pays fees to UBS Global AM at an annual rate of 0.38% of RS Large Cap Value Fund’s average daily net assets. Payment of the sub-investment advisory fees does not represent a separate or additional expense to RS Large Cap Value Fund.

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2010. The terms of the agreement provide that RS Investments will waive advisory fees to the extent necessary to prevent certain Funds’ total annual fund operating expenses for Class A shares (excluding expenses indirectly incurred by the Funds through investments in certain pooled investment vehicles, interest, taxes and extraordinary expenses) from exceeding the following rates:

Fund	Expense Limitation
RS Partners Fund, Class A	1.49%
RS Value Fund, Class A*	1.40%
RS Global Natural Resources Fund, Class A*	1.45%

*	Effective May 1, 2009, the expense limitation with respect to the Fund’s total annual fund operating expenses was lowered pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2010. The expense limitation in effect from January 1, 2009 through April 30, 2009 was 1.49% for each fund.

Additionally, RS Investments has agreed through April 30, 2010 to reduce the advisory fee of each of the other classes of shares of such Funds to the extent necessary so that such other classes bear the same level of advisory fees as Class A shares during that same period.

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Notes to Financial Statements (unaudited) (continued)

An expense limitation has been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2010, to limit certain Funds’ total annual fund operating expenses to the following rates:

	Expense Limitation
Fund	Class A	Class B	Class C	Class K	Class Y
RS Large Cap Alpha Fund	0.93%	2.05%	2.04%	1.28%	—
RS Large Cap Value Fund	1.43%	2.19%	2.19%	1.71%	NA

For the six months ended June 30, 2009, RS Investments voluntarily reimbursed certain class specific expenses.

RS Investments and GIS do not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons of RS Investments, as defined in the 1940 Act, receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses.

c. Distribution Fees GIS serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with GIS for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, GIS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2009, GIS received distribution fees as follows:

Fund	Annual Rate	Distribution Fees
RS Partners Fund
Class A	0.25%	$1,301,262
Class K	0.65%	28,721
Class Y	0.00%	—
RS Value Fund
Class A	0.25%	1,550,022
Class C	1.00%	46,567
Class K	0.65%	4,720
Class Y	0.00%	—

Fund	Annual Rate	Distribution Fees
RS Large Cap Alpha Fund
Class A	0.25%	$784,245
Class B	1.00%	51,572
Class C	1.00%	101,275
Class K	0.65%	40,397
Class Y	0.00%	—
RS Investors Fund
Class A	0.25%	10,342
Class C	1.00%	109
Class K	0.65%	173
Class Y	0.00%	—
RS Global Natural Resources Fund
Class A	0.25%	1,087,106
Class C	1.00%	19,404
Class K	0.65%	3,473
Class Y	0.00%	—
RS Large Cap Value Fund
Class A	0.25%	16,154
Class B	1.00%	48,860
Class C	1.00%	47,710
Class K	0.65%	43,948

RS Investments may perform certain services and incur certain expenses in respect of the promotion of the Funds’ shares and the servicing of shareholder accounts. GIS makes payment from the amounts it receives from the Funds pursuant to the distribution plan to RS Investments, GIS, or third parties, with respect to the marketing, distribution, or promotion of the Funds or the servicing of shareholder accounts. In addition to payments under the distribution plan, the Funds reimburse GIS for payments GIS makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Board of Trustees and is reviewed by the Board of Trustees periodically.

Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of The Guardian Insurance & Annuity Company, Inc. and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2009, PAS received $1,044,107 directly or indirectly from GIS as continuing compensation for its services on behalf of all series in the Trust.

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For the six months ended June 30, 2009, aggregate front-end sales charges for the sale of Class A shares paid to GIS were as follows:

Fund	Sales Charges
RS Partners Fund	$2,002
RS Value Fund	9,026
RS Large Cap Alpha Fund	34,882
RS Investors Fund	320
RS Global Natural Resources Fund	18,546
RS Large Cap Value Fund	283

GIS is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2009, GIS received CDSL charges as follows:

Fund	CDSL
RS Partners Fund	$—
RS Value Fund	3,247
RS Large Cap Alpha Fund	19,229
RS Investors Fund	—
RS Global Natural Resources Fund	1,193
RS Large Cap Value Fund	96

d. Affiliated Issuers If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the six months ended June 30, 2009, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value
RS Partners Fund	ACI Worldwide, Inc.	3,801,323		288,900	731,893	3,358,330	$—	$46,882,287
	AP Alternative Assets, L.P.	4,831,903		—	—	4,831,903	—	11,838,162
	Century Aluminum Co.	2,657,823		—	2,657,823	—	—	—
	Coinstar, Inc.	1,444,434		69,200	502,967	1,010,667	—	*
	Euronet Worldwide, Inc.	2,877,520		234,048	707,552	2,404,016	—	*
	Iconix Brand Group, Inc.	3,735,949		—	1,728,380	2,007,569	—	*
	MoneyGram International, Inc.	8,961,217		—	—	8,961,217	—	15,950,966
	Solutia, Inc.	4,631,696	**	945,730	5,577,426	—	—	—
	The Cooper Cos., Inc	2,372,728		186,300	2,159,897	399,131	71,182	*
								$74,671,415
RS Value Fund	Sunrise Senior Living, Inc.	3,712,784		—	412,436	3,300,348	$—	$5,445,574
								$5,445,574
RS Global Natural Resources Fund	Century Aluminum Co.	2,644,752		—	2,644,752	—	$—	$—
								$—
*	Issuer was not an affiliated issuer at June 30, 2009.
**	Issuer was not an affiliated issuer at December 31, 2008.

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Notes to Financial Statements (unaudited) (continued)

Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid during the years ended December 31, 2008, which is the most recently completed tax year, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains
RS Partners Fund	$—	$52,629,961
RS Value Fund	3,471,144	23,589,376
RS Large Cap Alpha Fund	6,714,250	—
RS Investors Fund	—	1,216,522
RS Global Natural Resources Fund	3,948,687	2,996,180
RS Large Cap Value Fund	752,153	5,657,353

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

See the chart below for the tax basis of distributable earnings as of December 31, 2008.

Fund	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains
RS Partners Fund	$—	$—
RS Value Fund	—	—
RS Large Cap Alpha Fund	198,583	—
RS Investors Fund	—	—
RS Global Natural Resources Fund	—	—
RS Large Cap Value Fund	—	—

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2008, no Fund utilized capital loss carryovers. See the chart for capital loss carryovers available to the Funds at December 31, 2008.

	Expiring
Fund	2009	2010	2011	2012	2016	Total
RS Partners Fund	$—	$—	$—	$—	$25,678,830	$25,678,830
RS Value Fund	—	—	—	—	66,513,156	66,513,156
RS Large Cap Alpha Fund	46,882,921	255,258,469	11,076,797	45,219,419	24,890,449	383,328,055
RS Investors Fund	—	—	—	—	4,501,245	4,501,245
RS Global Natural Resources Fund	—	—	—	—	18,349,799	18,349,799
RS Large Cap Value Fund	—	—	—	—	—	—

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In determining its taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2008, the Funds elected to defer net capital and currency losses as follows:

Fund	Amount
RS Partners Fund	$41,769,876
RS Value Fund	45,946,837
RS Large Cap Alpha Fund	9,131,592
RS Investors Fund	736,464
RS Global Natural Resources Fund	30,948,445
RS Large Cap Value Fund	4,217,249

b. Tax Basis of Investments The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at June 30, 2009, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,508,842,593	$(131,368,535)	$162,417,880	$(293,786,415)
RS Value Fund	1,806,917,861	(328,918,801)	124,382,126	(453,300,927)
RS Large Cap Alpha Fund	652,511,039	33,457,680	51,592,991	(18,135,311)
RS Investors Fund	14,567,193	(2,248,367)	1,233,208	(3,481,575)
RS Global Natural Resources Fund	907,129,074	121,676,749	207,753,898	(86,077,149)
RS Large Cap Value Fund	55,698,567	(7,576,762)	4,324,114	(11,900,876)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the Funds were as follows:

Transactions in Capital Shares

			RS Partners Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	8,711,381	$161,187,218		13,432,186	$346,412,695
Shares reinvested	—	—		2,684,467	45,396,876
Shares redeemed	(9,829,526)	(174,542,155)		(29,015,193)	(760,312,913)

Net decrease	(1,118,145)	$(13,354,937)		(12,898,540)	$(368,503,342)
Class K
Shares sold	25,788	$465,852		53,303	$1,375,913
Shares reinvested	—	—		23,428	394,297
Shares redeemed	(30,056)	(571,892)		(37,412)	(979,566)

Net increase/(decrease)	(4,268)	$(106,040)		39,319	$790,644
Class Y
Shares sold	1,714,467	$31,722,953		5,773,832	$148,153,910
Shares reinvested	—	—		107,054	1,810,286
Shares redeemed	(463,787)	(8,128,685)		(1,327,477)	(31,903,930)

Net increase	1,250,680	$23,594,268		4,553,409	$118,060,266

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Notes to Financial Statements (unaudited) (continued)

Transactions in Capital Shares (continued)

			RS Value Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	14,975,083	$227,179,361		44,767,573	$933,333,506
Shares reinvested	—	—		1,665,201	23,864,119
Shares redeemed	(18,971,601)	(273,850,245)		(56,347,912)	(1,191,138,483)

Net decrease	(3,996,518)	$(46,670,884)		(9,915,138)	$(233,940,858)
Class C
Shares sold	291,114	$4,548,547		448,546	$10,195,608
Shares reinvested	—	—		9,011	128,054
Shares redeemed	(96,642)	(1,390,402)		(138,580)	(2,655,603)

Net increase	194,472	$3,158,145		318,977	$7,668,059
Class K
Shares sold	35,754	$523,903		34,278	$715,198
Shares reinvested	—	—		1,399	19,984
Shares redeemed	(6,827)	(102,244)		(3,268)	(71,941)

Net increase	28,927	$421,659		32,409	$663,241
Class Y
Shares sold	2,052,914	$30,093,055		2,553,729	$58,786,072
Shares reinvested	—	—		64,618	922,104
Shares redeemed	(351,417)	(5,233,568)		(654,520)	(12,007,313)

Net increase	1,701,497	$24,859,487		1,963,827	$47,700,863

			RS Large Cap Alpha Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	5,666,896	$154,117,533		4,970,822	$178,559,517
Shares reinvested	—	—		211,864	6,192,778
Shares redeemed	(5,853,610)	(166,239,100)		(3,581,055)	(130,935,477)

Net increase/(decrease)	(186,714)	$(12,121,567)		1,601,631	$53,816,818
Class B
Shares sold	24,620	$680,971		62,798	$2,059,950
Shares reinvested	—	—		268	7,530
Shares redeemed	(115,681)	(3,177,830)		(326,500)	(12,175,153)

Net decrease	(91,061)	$(2,496,859)		(263,434)	$(10,107,673)
Class C
Shares sold	217,145	$5,771,163		463,790	$16,120,623
Shares reinvested	—	—		3,469	95,395
Shares redeemed	(125,651)	(3,317,565)		(61,869)	(1,909,006)

Net increase	91,494	$2,453,598		405,390	$14,307,012
Class K
Shares sold	79,380	$2,257,591		110,604	$4,236,431
Shares reinvested	—	—		2,678	78,411
Shares redeemed	(41,871)	(1,218,606)		(34,044)	(1,281,448)

Net increase	37,509	$1,038,985		79,238	$3,033,394
Class Y
Shares sold	17,747	$502,974		37,412	$1,395,629
Shares reinvested	—	—		673	19,623
Shares redeemed	(22,333)	(619,860)		(8,558)	(289,533)

Net increase/(decrease)	(4,586)	$(116,886)		29,527	$1,125,719

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			RS Investors Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	152,422	$756,039		362,168	$1,979,118
Shares reinvested	—	—		256,431	992,388
Shares redeemed	(467,735)	(1,954,053)		(1,672,203)	(12,403,852)

Net decrease	(315,313)	$(1,198,014)		(1,053,604)	$(9,432,346)
Class C
Shares sold	772	$4,001		4,746	$37,979
Shares redeemed	—	—		(7,748)	(34,555)

Net increase/(decrease)	772	$4,001		(3,002)	$3,424
Class K
Shares sold	3,406	$14,674		10,363	$87,377
Shares reinvested	—	—		1,445	5,462
Shares redeemed	(303)	(1,251)		(6,030)	(42,493)

Net increase	3,103	$13,423		5,778	$50,346
Class Y
Shares sold	248,127	$1,058,244		45,861	$356,593
Shares reinvested	—	—		32,509	126,460
Shares redeemed	(9,651)	(43,699)		(203,412)	(1,149,230)

Net increase/(decrease)	238,476	$1,014,545		(125,042)	$(666,177)

			RS Global Natural Resources Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	6,223,625	$135,093,169		14,454,184	$440,334,422
Shares reinvested	—	—		323,060	6,239,536
Shares redeemed	(7,034,202)	(143,956,527)		(27,494,585)	(830,842,983)

Net decrease	(810,577)	$(8,863,358)		(12,717,341)	$(384,269,025)
Class C
Shares sold	123,096	$2,727,174		175,211	$6,297,093
Shares reinvested	—	—		1,104	20,965
Shares redeemed	(21,098)	(424,757)		(96,081)	(3,243,833)

Net increase	101,998	$2,302,417		80,234	$3,074,225
Class K
Shares sold	36,755	$778,300		35,509	$1,200,383
Shares reinvested	—	—		296	5,630
Shares redeemed	(9,511)	(213,232)		(7,460)	(259,061)

Net increase	27,244	$565,068		28,345	$946,952
Class Y
Shares sold	1,160,392	$26,630,143		205,923	$5,912,503
Shares reinvested	—	—		10,945	153,806
Shares redeemed	(333,360)	(6,442,649)		(720,846)	(25,339,957)

Net increase/(decrease)	827,032	$20,187,494		(503,978)	$(19,273,648)

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Notes to Financial Statements (unaudited) (continued)

Transactions in Capital Shares (continued)

			RS Large Cap Value Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	57,811	$344,680		139,610	$1,312,165
Shares reinvested	—	—		308,250	1,889,573
Shares redeemed	(313,935)	(1,977,577)		(154,409)	(1,480,956)

Net increase/(decrease)	(256,124)	$(1,632,897)		293,451	$1,720,782
Class B
Shares sold	4,597	$23,938		13,652	$138,687
Shares reinvested	—	—		216,024	1,324,223
Shares redeemed	(46,299)	(286,692)		(48,178)	(462,548)

Net increase/(decrease)	(41,702)	$(262,754)		181,498	$1,000,362
Class C
Shares sold	5,619	$31,737		7,980	$58,670
Shares reinvested	—	—		211,902	1,296,844
Shares redeemed	(29,473)	(181,703)		(6,612)	(54,162)

Net increase/(decrease)	(23,854)	$(149,966)		213,270	$1,301,352
Class K
Shares sold	127,279	$735,601		159,704	$1,620,050
Shares reinvested	—	—		303,260	1,868,083
Shares redeemed	(129,756)	(798,907)		(114,248)	(1,167,948)

Net increase/(decrease)	(2,477)	$(63,306)		348,716	$2,320,185

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2009, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
RS Partners Fund	$403,753,730	$360,282,936
RS Value Fund	502,862,308	474,904,707
RS Large Cap Alpha Fund	745,550,918	764,263,254
RS Investors Fund	3,312,511	4,808,084
RS Global Natural Resources Fund	109,166,050	235,972,016
RS Large Cap Value Fund	12,199,638	13,861,375

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, currency risk; adverse political, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies concentrated within a number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request

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for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees.

Note 6 Review for Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Funds as of June 30, 2009, the Trust has evaluated the possibility of subsequent events existing in the Funds’ financial statements through August 21, 2009, the date the financial statements were issued. The Trust has determined that all material events requiring disclosure in the Funds’ financial statements are included through this date.

Note 7 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are entitled to be indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

Note 8 Fund Merger

On August 3, 2009, RS Large Cap Alpha Fund acquired the assets and liabilities of RS Large Cap Value Fund through a tax-free merger pursuant to a plan of reorganization approved by the Board of Trustees on July 30, 2009. The chart below shows a summary of shares outstanding, net assets, net asset value per share, net unrealized appreciation/(depreciation), and accumulated net realized gains/(losses), before and after the reorganization.

	Before Reorganization		After Reorganizaion
	RS Large Cap Value Fund	RS Large Cap Alpha Fund	RS Large Cap Alpha Fund
Net Assets:
Class A	$13,164,441	$687,989,715	$701,154,156
Class B	11,146,179	10,293,976	21,440,155
Class C	10,999,617	24,286,410	35,286,027
Class K	12,436,591	14,624,131	27,060,722
Class Y	NA	1,611,119	1,611,119
Shares Outstanding:
Class A	1,943,763	20,586,838	20,980,747
Class B	1,648,917	322,735	672,145
Class C	1,628,238	776,324	1,127,974
Class K	1,826,722	437,810	810,163
Class Y	NA	48,285	48,285
Net asset value per share:
Class A	$6.77	$33.42	$33.42
Class B	6.76	31.90	31.90
Class C	6.76	31.28	31.28
Class K	6.81	33.40	33.40
Class Y	NA	33.37	33.37
Net unrealized appreciation/(depreciation)	$531,601	$93,051,984	$93,583,585
Accumulated net realized gain/(loss)	$(17,332,159)	$(550,815,737)	$(550,815,737)

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Supplemental Information (unaudited)

Approval of the Investment Advisory Agreements for RS Investment Trust

The Board of Trustees of RS Investment Trust (the “Trust”), including all of the Trustees who are not interested persons of the Trust or of RS Investment Management Co. LLC (the “disinterested Trustees”), met in person on August 12—13, 2008, to consider the continuation of the investment advisory and sub-advisory agreements (collectively, the “Advisory Agreements”) for the one-year period commencing August 31, 2008, for all 22 series of RS Investment Trust: RS Small Cap Growth Fund, RS Smaller Company Growth Fund, RS Select Growth Fund, RS MidCap Growth Fund, RS Growth Fund, RS Technology Fund, RS Partners Fund, RS Value Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Large Cap Alpha Fund, RS Small Core Equity Fund, and RS Equity Dividend Fund (the “RS-Managed Funds”); RS Large Cap Value Fund, RS S&P 500 Index Fund, RS International Growth Fund, RS Emerging Markets Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund, and RS Money Market Fund (the “Sub-Advised Funds”, and together with the RS-Managed Funds, the “Funds”).

RS Investment Management Co. LLC (“RS Investments”) is responsible for the day-to-day investment management of the RS-Managed Funds; various Sub-Advisers (the “Sub-Advisers”) overseen by RS Investments are responsible for the day-to-day investment management of the Sub-Advised Funds. UBS Global Asset Management (Americas) Inc. serves as Sub-Adviser to RS Large Cap Value Fund; Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, serves as Sub-Adviser to RS S&P 500 Index Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund, and RS Money Market Fund; Guardian Baillie Gifford Limited serves as Sub-Adviser, and Baillie Gifford Overseas Limited serves as Sub-Sub-Adviser to RS International Growth Fund and RS Emerging Markets Fund (the sub-sub-advisory agreements relating to these Funds are also considered “Sub-Advisory Agreements” and “Advisory Agreements” for purposes of this discussion, and the sub-sub-adviser is also considered a Sub-Adviser for purposes of this discussion).

At their meeting, the Trustees considered a number of factors in determining to approve the continuation of the Advisory Agreements. In all of their deliberations regarding the Advisory Agreements, the disinterested Trustees were advised by their independent counsel, with whom they had separate meetings and discussions on a number of occasions during and preceding the dates of the official Board meeting. In addition, the Trustees were assisted in their review by the Chief Compliance Officer of the Trust, who reviewed all of the information presented to the Trustees and, with the assistance of independent counsel to the disinterested Trustees, prepared a written report on the key factors for the Trustees. That written report discussed a number of the factors described below and concluded that the information that RS Investments had provided to the Trustees provided a reasonable basis for the Trustees to conclude that the advisory fees proposed in connection with the continuation of the Advisory Agreements were reasonable with respect to each Fund.

The Trustees were also assisted in their review by two independent consultants retained by the Trustees. The consultants provided assistance in a variety of aspects of the Trustees’ review, including, among other things, the development of appropriate expense and performance peer groups for the Funds, review of expense and performance data received by the Trustees, consideration of economies of scale, analysis of profitability data from RS Investments and the Sub-Advisers, and evaluation of industry trends. The consultants met with the Trustees on a number of occasions, both by telephone and at the August 2008 in-person meeting.

In their consideration of the Advisory Agreements, the Trustees considered generally the continuing, favorable interaction of the legacy investment teams at RS Investments and GIS. They also considered improvements in service over the course of the year through realignments of various administrative, accounting, and control functions between the two firms, and were generally satisfied with those services currently being provided by the two firms.

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The Trustees considered the fees charged by RS Investments to the Funds under the Investment Advisory Agreements and the fees paid to the various Sub-Advisers under the Sub-Advisory Agreements. In this connection, representatives of RS Investments noted to the Trustees that the fees charged by RS Investments to the Funds reflect a number of factors. They noted, for example, the generally high quality of the investment management teams at RS Investments, the high levels of compensation that are required to retain the firm’s investment professionals, and the alternative employment opportunities available to many of those professionals. They also noted that, as to the Sub-Advised Funds, RS Investments pays a large part, in most cases the large majority, of the fees it receives to the Sub-Advisers.

The Trustees considered information provided by RS Investments as to the fees charged by RS Investments to clients other than the Funds, including institutional separate accounts and mutual funds for which RS Investments serves as sub-adviser. RS Investments generally charges lower fees to those accounts. In a number of cases, such an account pays fees at the same rate as the comparable Fund on assets up to a specified level, and then at lower rates on additional assets. In some cases, an account’s fee rate will be lower at all levels than that of the comparable Fund. Representatives of RS Investments explained that administrative, compliance, reporting, and other legal burdens of providing investment advice to mutual funds exceed those required to provide advisory services to non-mutual fund clients such as institutional accounts for retirement or pension plans. In addition, they pointed out that there is substantially greater legal and other risk to RS Investments in managing public mutual investment products than in managing private accounts or in sub-advising mutual funds sponsored by others. They also explained that the services and resources required of RS Investments where it sub-advises mutual funds sponsored by others are substantially less than in the case of the Funds, since many of the administrative and compliance responsibilities related to the management function are retained by the primary adviser.

RS Investments furnished information to the Trustees compiled by the independent Lipper organization showing a comparison of RS Investments’ fee rate for each Fund compared to peer mutual funds having similar objectives, strategies, and within the same broad range of asset sizes. RS Investments also worked with an independent consultant to the disinterested Trustees in identifying peer groups of mutual funds with respect to each Fund. One of the independent consultants prepared an analysis of comparative management fees and expenses, and discussed his conclusions with the disinterested Trustees. In his report, the Chief Compliance Officer stated that the data showed RS Investments’ fees to be within the range of comparable mutual funds, even though the fees with respect to some of the Funds tended to be at the higher end of the range.

The Chief Compliance Officer noted that the advisory fee for RS Smaller Company Growth Fund appeared to be higher in relation to its peer funds than the other Funds; in the course of their discussions with the Trustees, representatives of RS Investments noted that, in light of those expenses and other factors, RS Investments would likely consider strategic alternatives for that Fund in the coming year.

The Trustees also reviewed information from that compilation showing total expenses for the Funds in comparison to peer funds. The Trustees considered the total expense ratios of the Funds and noted that a number of them were higher than the median of their peer funds. They noted that in some cases that appeared to be due to the level of the Funds’ advisory fees and, in many cases, due to the fact that the Funds’ custodial fees were relatively high. In the course of their discussions with the Trustees, representatives of RS Investments informed the Trustees that RS Investments would lower the expense limitation with respect to both the RS S&P 500 Index Fund and the RS Money Market Fund, thereby improving those Funds’ comparative advisory fee and total operating expense levels in comparison with their peers. They also noted in this regard that the Funds’ recently renegotiated custodial arrangements were likely to result in savings to the Funds in the coming year. The Trustees noted in the course of the

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Supplemental Information (unaudited) (continued)

discussion that, in a number of cases, especially in respect of variable Funds, the number of peer funds was quite limited, potentially limiting the utility of the data provided.

RS Investments furnished detailed financial information, in the form of a consolidated profit and loss statement, showing the revenues and expenses related to the management of the RS Funds as a whole and each of RS Investments’ other categories of advisory clients, respectively. That information showed the substantial costs of providing services to the Funds. The Chief Compliance Officer also noted in his report that he had discussed with RS Investments the basis for the allocation of RS Investments’ general or common expenses to the cost analysis for the Funds and that he believed the allocation methodology and resulting allocations were reasonable.

RS Investments also furnished a detailed profitability analysis with respect to each Fund for the year ended December 31, 2007, and for the five months ended May 31, 2008. In his report, the Chief Compliance Officer noted that the Value Funds had generally been more profitable over the periods covered than Funds in other investment disciplines, and that the variable versions of the Funds had been less profitable generally than the Funds. The Trustees noted that the range of profitability for the Core Funds, the Growth Funds, and the Value Funds was wide, but that RS Investments’ profitability on its mutual fund business as a whole was higher than the profitability of the separate account advisory business. The Trustees also noted that RS Investments’ subadvisory business had a lower profit margin due to the reduced fees it receives in respect of that business. The Chief Compliance Officer noted in his report that a comparable or higher profit margin relating to RS Investments’ services to the Funds appeared justifiable by the higher risk and responsibilities associated with the mutual fund business.

The Chief Compliance Officer also noted in his report that the profitability of the Funds to GIS, an affiliate of RS Investments, is within the range of profitability for RS Investments, and generally lower.

The Trustees considered whether economies of scale would likely be realized as the Funds grow and whether a reduction in the advisory fees paid by the Funds by means of breakpoints would be appropriate. The Trustees also considered a report provided to them by their independent consultants as to economies of scale, both generally and as to the Funds specifically, and the consultants’ recommendations that the Trustees give careful consideration to the manner in which shareholders might realize some of the benefit of such economies over time, as the Funds grow in size. In his report, the Chief Compliance Officer noted that the profits from the Funds enable RS Investments to devote greater resources to the management of the Funds, including organizational enhancements and financial incentives for the portfolio managers, analysts, and other personnel who in many cases have lucrative alternative employment and business opportunities available to them. He also noted RS Investments’ commitment to achieving consistently superior investment performance as shown by RS Investments’ reinvestment of its resources in an effort to improve its investment processes and in an effort to recruit and retain the best professionals available to it. The Chief Compliance Officer also noted that RS Investments maintains that one of its strengths is the tenure of its investment management teams. He noted, as well, that certain investment styles, such as small-cap and some mid-cap strategies, do not as readily benefit from economies of scale because of the limited ability to increase the size of a Fund’s investment in certain portfolio holdings. The Trustees discussed specifically with RS Investments and among themselves the advisability of implementing advisory fee breakpoints for three of the largest Funds and, after discussions with management, determined that, although it may be appropriate to implement breakpoints in the future for those Funds, such a step did not appear warranted at the time, in light of, among other things, the performance of the Funds, current and anticipated market conditions, and other factors.

The Trustees considered the nature, extent, and quality of the services provided by RS Investments. In this regard, the Trustees took into account the experience

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and skills of the Funds’ portfolio management teams and of RS Investments’ senior management, and the time and attention devoted by each to the Funds. The Trustees considered the performance of each Fund while also considering its applicable investment objective and strategy and its overall expense ratio. The Trustees also received information throughout the year regarding the capabilities of RS Investments in securities trading, and changes in personnel in RS Investments’ trading staff. The Trustees also considered RS Investments’ significant responsibilities in monitoring the services provided by the Sub-Advisers.

The Trustees reviewed performance information for each Fund for various periods. That review included an examination of comparisons of the performance of the Funds to relevant securities indexes and various peer groups of mutual funds prepared by the independent Lipper and Morningstar organizations with respect to various periods, and relative rankings of the Funds compared to peer funds during various periods. The Trustees noted that, in his report, the Chief Compliance Officer had found that, except as noted below, no Fund appeared to have substantially lagged all peer mutual funds and indexes for all relevant periods. The Chief Compliance Officer noted specifically that each of RS Smaller Company Growth Fund, and RS High Yield Bond Fund had underperformed its peers’ averages for various periods. The Chief Compliance Officer noted that RS High Yield Bond Fund had experienced a significant portfolio manager change, and that RS Investments was engaging in internal discussions about plans to address the performance concerns of RS Smaller Company Growth Fund.

The Trustees considered the research and other similar services RS Investments receives from many of the broker-dealers with which it places the Funds’ (as well as other RS Investments clients’) portfolio transactions and from third parties with which these broker-dealers have arrangements. The Trustees receive information on those arrangements quarterly throughout the year and have the opportunity to discuss that information with representatives of RS Investments at the meetings. The Trustees considered the benefit to RS Investments and its affiliates from such services including that (1) the services are of value to RS Investments and its affiliates in advising RS Investments’ clients (including the Funds) and (2) RS Investments might otherwise be required to purchase some of these services for cash. The Trustees considered information provided to them quarterly during the year regarding the benefits to RS Investments of research and brokerage services provided in connection with so-called “bundled brokerage” arrangements. The Trustees concluded that these “soft dollar” relationships’ benefit to RS Investments was reasonable and that the Funds also benefited from them.

The Trustees reviewed detailed information regarding the various Sub-Advisers to the Funds, including information as to compliance with federal securities laws, capabilities and experience of portfolio management personnel and any changes in such personnel in the past year, financial information as to the Sub-Advisers, information as to their trading practices, and general information as to the pricing of the Sub-Advisers’ services.

The Trustees considered generally the nature and quality of the administrative services provided to the Funds by RS Investments and by GIS, including, among other things, changes in and enhancements to the firms’ personnel and capabilities, their performance during the course of the preceding year, and the responsiveness of senior management to the Trustees’ requests.

The Trustees noted a number of specific recent enhancements to the services provided by RS Investments, including, among others, the following factors cited by the Chief Compliance Officer:

•

RS Investments continues to integrate the respective RS and GIS organizations. Most of the changes have strengthened the organization and its ability to devote greater resources to the services provided to the Funds. Integration work continues, particularly with respect to the management of the New York office’s activities by personnel in San Francisco.

•

RS Investments has been responsive to concerns raised by the Trustees with respect to the performance of various Funds and the interaction of members across portfolio management teams in order to reduce the compartmentalization of RS Investments.

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Supplemental Information (unaudited) (continued)

•	RS Investments has invested in the firm by working to improve its portfolio management and client service activities, as well as by consulting outside experts about how best to improve the firm.

•	RS Investments has provided necessary staffing, training, and other compliance resources necessary for the Chief Compliance Officer to perform his responsibilities as the Chief Compliance Officer.

The Trustees also considered the Chief Compliance Officer‘s conclusion that RS Investments provides high quality advisory and related services to the Funds.

After considering all of the information described above, including the Chief Compliance Officer‘s written report, the Trustees unanimously voted to approve the continuation of the Advisory Agreements, including the advisory fees proposed in connection with that continuation, for the one-year period commencing August 31, 2008.

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s Web site at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ Web site at http://www.RSinvestments.com; and (iii) on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

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388 Market Street  San Francisco  CA  94111

www.RSinvestments.com	800-766-3863

EB 015096 (6/09)    SR931_V

09	SEMIANNUAL REPORT

RS S&P 500 Index Fund

6/30/09

Class A, B, C and K Shares

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009. The views expressed in the investment team letters are those of the Fund’s portfolio manager(s) and are subject to change without notice. They do not necessarily represent the views of RS Investments or Guardian Investor Services LLC. The letters contain some forward-looking statements providing current expectations or forecasts of future events; they do not necessarily relate to historical or current facts. There can be no guarantee that any forward-looking statement will be realized. We undertake no obligation to publicly update forward-looking statements, whether as a result of new information, future events, or otherwise. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

CEO’s Letter

Terry R. Otton

CEO, RS Investments

Dear Fellow Shareholder,

We are of the opinion that we are nearing an end of the recession, though economic data still show mixed results. A powerful stock market rally from recent lows suggests that confidence in a potential recovery has increased and that a return to economic growth, albeit moderate, may be forthcoming.

In our last letter to you, we wrote that “in the midst of each (historical) recession, when the economic mood was at its bleakest, the market recovered in anticipation of improving results.” Much of the first quarter certainly felt like one of the bleakest environments on record. Through March 9, 2009, the S&P 500® Index was down 24.6% before reversing course and posting its biggest short-term rally since 1938, advancing more than 40% in just 67 trading days. Massive, coordinated government stimulus efforts across the globe reduced market fears of another Great Depression and increased liquidity in the credit markets, giving investors hope for a more stabilized market environment in the future.

While we’re encouraged by recent improvements, we’re not ready to sound the “all clear” signal. We remain cautious as our research and analytical efforts opportunistically use the recession to selectively stock the RS portfolios with many fresh names that we believe represent long-term opportunity. In many cases, we have taken advantage of investment opportunities at valuations we haven’t seen in decades.

The Value of Active Management

RS’s past success has been predicated on the consistency of our investment process and a focus on targeted, fundamental research. Our investment teams were certainly encouraged by the generally improved direction of the markets in the second quarter and are even more encouraged by the prospect that individual company fundamentals will matter again as economic conditions stabilize.

As fundamental investors, we believe our research can add significant value in a market where logic prevails over extreme pessimism or optimism over the long term. We believe rigorous fundamental research leads to a better understanding about a company’s prospects for the future. It’s not necessarily that we have more information, but rather, we believe our edge comes from our analysis of each business and our assessment of its unique set of opportunities and risks. Our investment process provides the foundation to make sound judgments about the future and, when our analysis warrants it, to invest with conviction.

Performance

We believe that our portfolios are well positioned to perform across different investment climates. During the most recent six-month period, the majority of our equity portfolios delivered results better than their respective benchmarks.

Additionally, our fixed income funds continued to provide competitive yields without taking undue risks. Over the long term, a prudent approach to bond investing has served shareholders of RS fixed income funds well. In fact, RS Tax-Exempt Fund was recognized by Lipper at the end of March as “the Best General Municipal Debt Fund over Five and Ten Years.” The award was based on the Fund’s risk-adjusted performance for the five- and 10-year periods ended December 31, 2008. We are proud of portfolio manager Alex Grant and the entire RS Fixed Income Team’s notable achievements on behalf of our shareholders.

Please see the Performance Update on page 6.

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CEO’s Letter (continued)

Positioning Portfolios for Potential Recovery

Small and mid cap equities often lead the way coming out of a recession. There’s no way to tell if that will hold true this time, but small and mid cap companies tend to be more sensitive to economic improvements. We believe many of these stocks are the “green shoots” of the next business cycle that the media pundits are constantly seeking.

Regardless of the economic cycle, we are attempting to position your portfolios to take advantage of long-term opportunities. I invite you to read closely the portfolio manager reports in the pages that follow. They reflect our investment teams’ current thinking on the opportunities we’re finding for long-term investments in your funds.

We provide a variety of solutions within the RS Funds lineup to satisfy our clients’ asset allocation and diversification objectives. The RS Funds are managed by distinct teams with significant experience and expertise in Value, Growth, International, and Fixed Income investing. When positioning your portfolio for the long term, we thought it would be helpful to share how some of our clients are using RS Funds to address current challenges and achieve their portfolio objectives:

Portfolio Challenges	Potential Solutions
Seeking a higher yield on cash or shorter-term investments and willing to assume some additional risk	RS Low Duration Bond Fund
Seeking protection against higher taxes through federally tax-exempt income	RS Tax-Exempt Fund
Seeking protection from potential future inflation as a result of massive global economic stimulus	RS Global Natural Resources Fund
Seeking to protect a portfolio against a devaluing U.S. dollar and/or participate in the growth of emerging economies	RS Emerging Markets Fund
Seeking exposure to small and mid cap companies	RS Partners Fund (small cap value) RS Value Fund (mid cap value) RS Small Cap Growth Fund RS Select Growth Fund (small and mid cap growth)
Seeking to invest in large-cap companies	RS Large Cap Alpha Fund RS Growth Fund

Looking Ahead

We suggest that you work with your financial advisor to review your portfolio while assessing some of the portfolio challenges you may be facing. Importantly, the market was unkind to many asset allocation strategies last year and may have pulled some portfolios out of long-term balance. A thorough review is always a good idea.

Today, more than ever, a trusted investment manager is critical. RS Investments is privately owned and financially strong. Our portfolio managers, analysts and business leaders have a significant ownership in our business, aligning our success directly with that of our clients and shareholders. Our partner and majority owner, The Guardian Life Insurance Company of America, is a 149-year-old company with a strong balance sheet and a long-term history of success.

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For over 23 years, we have served our clients with confidence, consistency, and a passion for research. Day in, day out, everything we do is focused on our fiduciary responsibilities to our clients and earning your trust over the long term.

Thank you for your continued support and for the confidence you have placed in us.

Sincerely,

Terry R. Otton

Chief Executive Officer

Performance quoted represents past performance and does not guarantee future results.

NOTE: Lipper rankings as of December 31, 2008 (based on risk-adjusted performance): RS Tax-Exempt Fund earned the #1 ranking out of 142 for the 10-year period: General Municipal Debt classification. This Fund ranked 8 out of 202 and 1 out of 193, for the three- and five-year periods respectively. Since the time of the award the rankings have changed. Current Lipper rankings as of June 30, 2009:

RS Tax-Exempt Fund earned the #3 ranking out of 151 for the ten year period: General Municipal Debt classification. This Fund ranked 20 out of 212 and 10 out of 196, for the three- and five-year periods respectively.

© 2009 REUTERS Lipper rankings are based on risk adjusted return with dividends reinvested and do not take into account or reflect sales charges. Lipper, a wholly owned subsidiary of Reuters, is a leading global provider of mutual fund information and analysis to fund companies, financial intermediaries, and media organizations. Lipper clients manage more than 95% of U.S. fund assets. The firm, founded in 1973 and headquartered in New York, tracks 125,000 funds worldwide through its offices in major financial capitals in North America, Europe, and Asia. Read the following Restrictions: Information on this page has been sourced from Lipper, a Reuters Company (“Lipper Content”). All such information is protected by copyright: © 2009 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper. Lipper and its parent and affiliated companies will not be liable for any errors or delays in the content, or for any actions taken in reliance thereon. LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company. For additional information on the other Lipper Services, please visit the Lipper Web site at www.lipperweb.com.

www.RSinvestments.com	3

Highlights

RS Funds Provide Specialized Expertise Across Investment Disciplines

The RS Investments Difference: > Distinct and specialized investment teams > Highly experienced investment professionals > Aligned with Shareholders

RS Fund Highlights – Long-Term Performance

The following RS Funds (Class A Shares) delivered top rankings in their respective classifications relative to their peers based on total return for the ten-year period, according to Lipper1 Analytical Services as of 6/30/09.

■	RS Tax-Exempt Fund: #2 Ranking	#2 out of 157 for the ten-year period: General Municipal Debt Classification. This Fund ranked 10 out of 238, 21 out of 218, and 5 out of 202, for the one-, three-, and five-year periods respectively.
■	RS Partners Fund: #3 Ranking	#3 out of 242 for the ten-year period: Small-Cap Core Classification. This Fund ranked 401 out of 768, 282 out of 617, and 85 out of 503, for the one-, three-, and five-year periods respectively.
■	RS Value Fund: #4 Ranking	#4 out of 63 for the ten-year period: Mid-Cap Value Classification. This Fund ranked 272 out of 291, 77 out of 235, and 18 out of 179, for one-, three-, and five-year periods respectively.
■	RS Technology Fund: #6 Ranking	#6 out of 21 for the ten-year period: Global Science/Technology Classification. This Fund ranked 27 out of 78, 25 out of 73, and 36 out 67, for the one-, three-, and five-year periods respectively.
■	RS Emerging Markets Fund: #9 Ranking	#9 out of 106 for the ten-year period: Emerging Markets Classification. This Fund ranked 99 out of 324, 43 out of 232, and 14 out of 183, for the one-, three-, and five-year periods respectively.

Performance quoted represents past performance and does not guarantee future results.

The information contained herein was obtained from sources we believe to be reliable and we have attempted to insure accuracy. Investors relying on information contained herein are encouraged to verify this information directly with the rating agency or through independent sources.

1	© 2009 REUTERS. Lipper rankings are based on total return with dividends reinvested and do not take into account or reflect sales charges. Lipper, a wholly-owned subsidiary of Reuters, is a leading global provider of mutual fund information and analysis to fund companies, financial intermediaries, and media organizations. Lipper clients manage more than 95% of U.S. fund assets. The firm, founded in 1973 and headquartered in New York, tracks 125,000 funds worldwide through its offices in major financial capitals in North America, Europe, and Asia. Read the following restrictions: Information on this page has been sourced from Lipper, a Reuters Company (“Lipper Content”). All such information is protected by copyright: © 2009 REUTERS. All rights reserved. Any copying, republication, or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper. Lipper and its parent companies will not be liable for any errors or delays in the content or for any actions taken in reliance thereon. LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company. For additional information on the other Lipper Services, please visit the Lipper Web site at http://www.lipperweb.com. Market volatility can affect short-term performance. Favorable ratings do not necessarily indicate positive returns. Please visit www.RSinvestments.com for more information on the RS Funds.

2	© 2009 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar, (2) may not he copied or distributed, and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of the information. Past performance does not guarantee future results. Please note, some of the Morningstar proprietary calculations, including the Morningstar Rating™, are not customarily calculated based on adjusted historical returns. The evaluation of this investment does not affect the retail mutual fund data published by Morningstar. For each retail mutual fund with at least three-year history, Morningstar calculates a Morningstar Rating™ based on Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morning-star Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. This investment’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

4	800-766-3863

More RS Fund Highlights – Morningstar Ratings2

The following RS Funds (Class A Shares) earned high ratings relative to their Morningstar peers based on risk-adjusted returns as of 6/30/09.

Morningstar Rating™
		Overall	3 Year	5 Year	10 Year
RS Value Funds
RS Partners Fund	Small Blend Category without sales charge	« ««« (out of 570 funds)	« «« (out of 570 funds)	« ««« (out of 465 funds)	««««« (out of 231 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 570 funds)	««« (out of 570 funds)	«««« (out of 465 funds)	««««« (out of 231 funds)
RS Value Fund	Mid-Cap Blend Category without sales charge	« ««« (out of 382 funds)	« «« (out of 382 funds)	« ««« (out of 293 funds)	««««« (out of 144 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 382 funds)	««« (out of 382 funds)	«««« (out of 293 funds)	«««« (out of 144 funds)
RS Large Cap Alpha Fund	Large Blend Category without sales charge	« ««« (out of 1,740 funds)	« «««« (out of 1,740 funds)	« «««« (out of 1,363 funds)	«« (out of 683 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 1,740 funds)	««««« (out of 1,740 funds)	««««« (out of 1,363 funds)	«« (out of 683 funds)
RS Global Natural Resources Fund	Natural Resources Category without sales charge	« ««« (out of 106 funds)	« «« (out of 106 funds)	« ««« (out of 77 funds)	««««« (out of 47 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 106 funds)	«« (out of 106 funds)	««« (out of 77 funds)	«««« (out of 47 funds)
RS Growth Funds
RS Technology Fund	Technology Category without sales charge	« «« (out of 215 funds)	« «« (out of 215 funds)	« « (out of 194 funds)	«««« (out of 75 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 215 funds)	««« (out of 215 funds)	«« (out of 194 funds)	«««« (out of 75 funds)
RS International Funds
RS Emerging Markets Fund	Diversified Emerging Markets Category without sales charge	« ««« (out of 256 funds)	« ««« (out of 256 funds)	« ««« (out of 200 funds)	«««« (out of 120 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 256 funds)	««« (out of 256 funds)	«««« (out of 200 funds)	«««« (out of 120 funds)
RS Fixed Income Funds

RS Low Duration Bond Fund	Short-Term Bond Category without sales charge	« ««« (out of 358 funds)	« ««« (out of 358 funds)	« ««« (out of 301 funds)	N/A
	including the effect of sales charges, loads, and redemption fees	««« (out of 358 funds)	««« (out of 358 funds)	««« (out of 301 funds)	N/A
RS High Yield Bond Fund	High Yield Bond Category without sales charge	« ««« (out of 478 funds)	« ««« (out of 478 funds)	« ««« (out of 404 funds)	««« (out of 252 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 478 funds)	««« (out of 478 funds)	««« (out of 404 funds)	««« (out of 252 funds)
RS Tax-Exempt Fund	Muni National Long Category without sales charge	« ««« (out of 245 funds)	« ««« (out of 245 funds)	« «««« (out of 227 funds)	«««« (out of 199 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 245 funds)	««« (out of 245 funds)	«««« (out of 227 funds)	«««« (out of 199 funds)

Performance quoted represents past performance and does not guarantee future results.

www.RSinvestments.com	5

Performance Update

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds
RS Partners Fund[1] Class A	RSPFX	7/12/95
without sales charge			17.22%	-25.52%	-9.82%	0.89%	10.84%	10.16%
with maximum sales charge			11.64%	-29.05%	-11.27%	-0.09%	10.31%	9.78%
Class K	RSPKX	10/13/06
without sales charge			17.09%	-25.73%	—	—	—	-11.49%
Class Y	RSPYX	5/1/07
without sales charge			17.45%	-25.41%	—	—	—	-18.32%
RS Value Fund Class A	RSVAX	6/30/93
without sales charge			12.14%	-33.02%	-8.83%	1.63%	7.69%	4.88%
with maximum sales charge			6.80%	-36.21%	-10.29%	0.65%	7.17%	4.56%
Class C	RVACX	5/1/07
without sales charge			11.78%	-33.48%	—	—	—	-20.54%
with sales charge			10.78%	-34.13%	—	—	—	-20.54%
Class K	RSVKX	12/4/06
without sales charge			12.04%	-33.22%	—	—	—	-14.34%
Class Y	RSVYX	5/1/07
without sales charge			12.39%	-32.74%	—	—	—	-19.69%

[1]	RS Partners Fund is currently offered (by purchase or exchange) only to investors purchasing shares through certain financial intermediaries.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Partners Fund Class A, K, and Y shares are 1.53%, 1.88%, and 1.32%, respectively; for RS Value Fund Class A, C, K, and Y shares are 1.41%, 2.14%, 1.82%, and 1.05%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

6	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Large Cap Alpha Fund Class A	GPAFX	6/1/72
without sales charge			3.13%	-23.57%	-1.39%	1.29%	-2.44%	11.43%
with maximum sales charge			-1.76%	-27.20%	-2.98%	0.31%	-2.91%	11.28%
Class B	GUPBX	5/1/96
without sales charge			2.59%	-24.12%	-2.26%	0.33%	-3.18%	3.20%
with sales charge			-0.41%	-26.40%	-2.92%	0.13%	-3.18%	3.20%
Class C	RCOCX	8/7/00
without sales charge			2.76%	-24.16%	-2.18%	0.33%	—	-6.11%
with sales charge			1.76%	-24.91%	-2.18%	0.33%	—	-6.11%
Class K	RCEKX	5/15/01
without sales charge			2.92%	-23.84%	-1.77%	0.91%	—	-1.64%
Class Y	RCEYX	5/1/07
without sales charge			3.24%	-23.40%	—	—	—	-11.00%
RS Investors Fund Class A	RSINX	11/15/05
without sales charge			25.90%	-35.41%	-9.98%	—	—	-6.81%
with maximum sales charge			19.86%	-38.47%	-11.43%	—	—	-8.05%
Class C	RIVCX	7/24/07
without sales charge			22.09%	-36.43%	—	—	—	-24.70%
with maximum sales charge			21.09%	-36.97%	—	—	—	-24.70%
Class K	RSIKX	1/3/07
without sales charge			25.12%	-36.69%	—	—	—	-17.71%
Class Y	RSIYX	5/1/07
without sales charge			26.32%	-35.50%	—	—	—	-21.43%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of its predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Large Cap Alpha Fund Class A, B, C, K and Y shares are 0.95%, 1.82%, 1.74%, 1.34%, and 0.71% respectively; for RS Investors Fund Class A, C, K and Y shares are 1.98%, 4.15%, 3.23%, and 1.70%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	7

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Global Natural Resources Fund Class A	RSNRX	11/15/95
without sales charge			17.81%	-45.33%	-6.78%	9.89%	12.65%	9.46%
with maximum sales charge			12.21%	-47.93%	-8.28%	8.83%	12.11%	9.07%
Class C	RGNCX	5/1/07
without sales charge			17.32%	-45.83%	—	—	—	-14.57%
with sales charge			16.32%	-46.37%	—	—	—	-14.57%
Class K	RSNKX	12/4/06
without sales charge			17.49%	-45.66%	—	—	—	-9.26%
Class Y	RSNYX	5/1/07
without sales charge			17.97%	-45.14%	—	—	—	-13.48%
RS Large Cap Value Fund Class A	RLCVX	2/3/03
without sales charge			1.11%	-29.74%	-11.92%	-3.07%	—	2.33%
with maximum sales charge			-3.76%	-33.10%	-13.33%	-4.00%	—	1.55%
Class B	RLVBX	2/3/03
without sales charge			0.79%	-30.30%	-12.59%	-3.78%	—	1.57%
with sales charge			-2.21%	-32.13%	-13.01%	-3.90%	—	1.57%
Class C	RLCCX	2/3/03
without sales charge			0.63%	-30.36%	-12.61%	-3.80%	—	1.56%
with sales charge			-0.37%	-30.96%	-12.61%	-3.80%	—	1.56%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Global Natural Resources Fund Class A, C, K and Y shares are 1.50%, 2.35%, 2.12%, and 1.20% respectively; for RS Large Cap Value Fund Class A, B, C, and K shares are 1.36%, 2.11%, 2.09%, and 1.72%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

8	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Large Cap Value Fund (continued)
Class K	RLCKX	2/3/03
without sales charge			0.79%	-30.11%	-12.23%	-3.38%	—	2.01%
Growth Funds
RS Small Cap Growth Fund Class A	RSEGX	11/30/87
without sales charge			16.83%	-25.14%	-8.38%	-2.52%	-1.84%	11.86%
with maximum sales charge			11.29%	-28.69%	-9.85%	-3.47%	-2.32%	11.60%
Class C	REGWX	9/6/07
without sales charge			16.15%	-26.43%	—	—	—	-22.93%
with sales charge			15.15%	-27.16%	—	—	—	-22.93%
Class K	RSEKX	1/22/07
without sales charge			16.45%	-25.84%	—	—	—	-12.94%
Class Y	RSYEX	5/1/07
without sales charge			17.05%	-24.86%	—	—	—	-15.64%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Large Cap Value Fund Class A, B, C, and K shares are 1.36%, 2.11%, 2.09%, and 1.72%, respectively; for RS Small Cap Growth Fund Class A, C, K, and Y shares are 1.51%, 3.13%, 2.42%, and 1.18%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security. The values of mortgage-backed securities depend on the credit quality and adequacy of the underlying assets or collateral and may be highly volatile.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	9

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Smaller Company Growth Fund Class A	RSSGX	8/15/96
without sales charge			13.35%	-28.16%	-13.91%	-5.35%	1.35%	5.39%
with maximum sales charge			7.99%	-31.59%	-15.29%	-6.27%	0.86%	4.99%
Class C	RSGWX	1/2/08
without sales charge			12.44%	-29.87%	—	—	—	-30.53%
with maximum sales charge			11.44%	-30.56%	—	—	—	-30.53%
Class K	RSSKX	3/2/07
without sales charge			12.86%	-29.01%	—	—	—	-19.13%
Class Y	RSMYX	5/1/07
without sales charge			13.57%	-27.94%	—	—	—	-21.37%
RS Select Growth Fund Class A	RSDGX	8/1/96
without sales charge			17.37%	-28.43%	-7.60%	-4.42%	-0.21%	7.84%
with maximum sales charge			11.81%	-31.82%	-9.09%	-5.35%	-0.70%	7.43%
Class C	RSGFX	11/15/07
without sales charge			15.94%	-29.46%	—	—	—	-25.06%
with sales charge			14.94%	-30.17%	—	—	—	-25.06%
Class K	RSDKX	2/12/07
without sales charge			16.66%	-29.90%	—	—	—	-14.15%
Class Y†	RSSYX	5/1/09
without sales charge			—	—	—	—	—	0.29%

†	RS Select Growth Fund Class Y Shares (Inception date: 5/1/09) “since inception” return is not annualized and represents cumulative total return.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Smaller Company Growth Fund Class A, C, K, and Y shares are 1.57%, 3.86%, 2.73%, and 1.30%, respectively; for RS Select Growth Fund Class A, C, K , and Y shares are 1.72%, 2.38%, 3.72%, and 1.40%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

10	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Mid Cap Growth Fund Class A	RSMOX	7/12/95
without sales charge			9.91%	-38.45%	-13.81%	-4.64%	-0.84%	5.69%
with maximum sales charge			4.72%	-41.38%	-15.20%	-5.57%	-1.32%	5.32%
Class C	RMOCX	5/21/07
without sales charge			9.12%	-39.09%	—	—	—	-26.14%
with sales charge			8.12%	-39.67%	—	—	—	-26.14%
Class K	RSMKX	12/4/06
without sales charge			9.42%	-38.98%	—	—	—	-18.90%
Class Y	RMOYX	5/1/07
without sales charge			10.15%	-38.20%	—	—	—	-23.01%
RS Growth Fund Class A	RSGRX	5/12/92
without sales charge			7.04%	-29.63%	-9.18%	-2.01%	-2.28%	7.54%
with maximum sales charge			1.91%	-32.99%	-10.65%	-2.96%	-2.75%	7.24%
Class C	RGWCX	6/29/07
without sales charge			6.07%	-30.35%	—	—	—	-21.63%
with sales charge			5.07%	-31.03%	—	—	—	-21.63%
Class K	RSGKX	11/27/06
without sales charge			6.64%	-30.16%	—	—	—	-13.88%
Class Y	RGRYX	5/1/07
without sales charge			7.02%	-29.46%	—	—	—	-17.41%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Mid Cap Growth Fund Class A, C, K, and Y shares are 1.36%, 2.35%, 2.16%, and 1.06%, respectively; for RS Growth Fund Class A, C, K, and Y shares are 1.34%, 2.70%, 2.09%, and 1.06%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	11

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Technology Fund Class A	RSIFX	11/15/95
without sales charge			39.41%	-17.82%	-1.78%	-0.93%	-1.04%	6.02%
with maximum sales charge			32.85%	-21.73%	-3.36%	-1.89%	-1.52%	5.64%
Class C	RINCX	5/2/07
without sales charge			38.23%	-18.85%	—	—	—	-11.52%
with sales charge			37.23%	-19.66%	—	—	—	-11.52%
Class K	RIFKX	1/19/07
without sales charge			39.09%	-18.49%	—	—	—	-6.89%
Class Y	RIFYX	5/1/07
without sales charge			39.77%	-17.47%	—	—	—	-9.90%
RS Small Cap Equity Fund Class A	GPSCX	5/1/97
without sales charge			9.78%	-20.22%	-6.64%	-0.93%	4.22%	5.37%
with maximum sales charge			4.61%	-24.01%	-8.14%	-1.88%	3.71%	4.95%
Class B	GUCBX	5/6/97
without sales charge			9.14%	-21.01%	-7.59%	-1.93%	3.43%	4.48%
with sales charge			6.14%	-23.35%	-8.02%	-2.02%	3.43%	4.48%
Class C	RSCCX	8/7/00
without sales charge			9.35%	-20.96%	-7.43%	-1.81%	—	-1.48%
with sales charge			8.35%	-21.74%	-7.43%	-1.81%	—	-1.48%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Technology Fund Class A, C, K, and Y shares are 1.69%, 2.89%, 2.67%, and 1.36%, respectively; for RS Small Cap Equity Fund Class A, B, C, K, and Y shares are 1.30%, 2.31%, 2.08%, 1.70%, and 1.03%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

12	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Small Cap Equity Fund (continued)
Class K	RSCKX	5/15/01
without sales charge			9.67%	-20.53%	-6.98%	-1.26%	—	1.71%
Class Y	RSCYX	5/1/07
without sales charge			9.93%	-20.08%	—	—	—	-16.12%
International Funds
RS International Growth Fund Class A	GUBGX	2/16/93
without sales charge			9.84%	-32.59%	-7.16%	2.82%	-0.49%	4.74%
with maximum sales charge			4.60%	-35.78%	-8.64%	1.83%	-0.97%	4.43%
Class B	GBGBX	5/1/96
without sales charge			9.56%	-33.05%	-7.94%	1.80%	-1.37%	1.72%
with sales charge			6.56%	-35.05%	-8.54%	1.62%	-1.37%	1.72%
Class C	RIGCX	8/7/00
without sales charge			9.41%	-33.16%	-7.88%	1.93%	—	-3.00%
with sales charge			8.41%	-33.83%	-7.88%	1.93%	—	-3.00%
Class K	RIGKX	5/15/01
without sales charge			9.76%	-32.77%	-7.47%	2.53%	—	0.05%
Class Y†	RSIGX	3/10/09
without sales charge			—	—	—	—	—	40.98%
RS Emerging Markets Fund Class A	GBEMX	5/1/97
without sales charge			42.75%	-27.76%	3.75%	16.75%	12.65%	8.46%
with maximum sales charge			35.92%	-31.20%	2.09%	15.61%	12.11%	8.03%
Class B	REMBX	5/6/97
without sales charge			42.22%	-28.36%	2.91%	15.74%	11.52%	7.23%
with sales charge			39.22%	-30.49%	2.41%	15.62%	11.52%	7.23%

†	RS International Growth Fund Class Y Shares (inception date: 3/10/09) “since inception” return is not annualized and represents cumulative total return.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Small Cap Equity Fund Class A, B, C, K, and Y shares are 1.30%, 2.31%, 2.08%, 1.70%, and 1.03%, respectively; for RS International Growth Fund Class A, B, C, K, and Y shares are 1.50%, 2.35%, 2.23%, 1.86%, and 1.21%, respectively; for RS Emerging Markets Fund Class A, B, C, K, and Y shares are 1.58%, 2.31%, 2.31%, 1.94%, and 1.30%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	13

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to- Date	1 Year	3 Years	5 Years	10 Years	Since Inception
International Funds (continued)
RS Emerging Markets Fund (continued)
Class C	REMGX	8/7/00
without sales charge			42.32%	-28.28%	3.00%	15.82%	—	10.12%
with sales charge			41.32%	-28.99%	3.00%	15.82%	—	10.12%
Class K	REMKX	5/15/01
without sales charge			42.53%	-27.93%	3.39%	16.35%	—	14.65%
Class Y†	RSENX	5/1/09
without sales charge			—	—	—	—	—	59.17%
Fixed Income Funds
RS Investment Quality Bond Fund Class A	GUIQX	2/16/93
without sales charge			4.23%	3.38%	4.89%	3.96%	5.20%	5.24%
with maximum sales charge			0.36%	-0.55%	3.55%	3.18%	4.80%	4.99%
Class B	RIQBX	8/7/00
without sales charge			3.84%	2.50%	4.07%	3.17%	—	4.55%
with sales charge			0.84%	-0.46%	3.46%	2.99%	—	4.55%
Class C	RIQCX	8/7/00
without sales charge			3.73%	2.50%	4.07%	3.16%	—	4.46%
with sales charge			2.73%	1.52%	4.07%	3.16%	—	4.46%
Class K	RIQKX	5/15/01
without sales charge			4.02%	2.97%	4.47%	3.55%	—	4.37%
Class Y†	RSQYX	5/12/09
without sales charge			—	—	—	—	—	1.13%

†

RS Emerging Markets Fund Class Y Shares (Inception date: 5/12/09) and RS Investment Quality Bond Fund Class Y Shares (Inception date: 5/12/09) “since inception” returns are not annualized and represent cumulative total returns.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Emerging Markets Fund Class A, B, C, K, and Y shares are 1.58%, 2.31%, 2.31%, 1.94%, and 1.30%, respectively; for RS Investment Quality Bond Fund Class A, B, C, K, and Y shares are 1.01%, 1.82%, 1.80%, 1.39%, and 0.85%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75% for RS Emerging Markets Fund and 3.75% for RS Investment Quality Bond Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in high-technology and Internet-related sectors may be highly volatile. Companies in these sectors operate in markets that are characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, enhancements and changing customer demands.

International investing involves special risks, which include changes in currency rates, foreign taxation and differences in auditing standards and securities regulations, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

14	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Fixed Income Funds (continued)
RS Low Duration Bond Fund Class A	RLDAX	7/30/03
without sales charge			2.74%	4.37%	4.86%	3.60%	—	3.24%
with maximum sales charge			0.40%	1.99%	4.08%	3.13%	—	2.85%
Class B	RLDBX	7/30/03
without sales charge			2.36%	3.59%	4.08%	2.83%	—	2.47%
with sales charge			-0.64%	0.59%	3.46%	2.65%	—	2.32%
Class C	RLDCX	7/30/03
without sales charge			2.36%	3.59%	4.08%	2.83%	—	2.47%
with sales charge			1.36%	2.59%	4.08%	2.83%	—	2.47%
Class K	RLDKX	7/30/03
without sales charge			2.53%	3.95%	4.44%	3.19%	—	2.83%
Class Y†	RSDYX	5/12/09
without sales charge			—	—	—	—	—	0.73%
RS High Yield Bond Fund Class A	GUHYX	9/1/98
without sales charge			18.96%	-2.78%	1.19%	3.15%	3.24%	3.85%
with maximum sales charge			14.52%	-6.46%	-0.09%	2.38%	2.84%	3.48%
Class B	RHYBX	9/1/98
without sales charge			18.53%	-3.37%	0.43%	2.38%	2.58%	3.18%
with sales charge			15.53%	-6.04%	-0.11%	2.24%	2.58%	3.18%
Class C	RHYCX	8/7/00
without sales charge			18.53%	-3.36%	0.43%	2.39%	—	2.97%
with sales charge			17.53%	-4.25%	0.43%	2.39%	—	2.97%
Class K	RHYKX	5/15/01
without sales charge			18.73%	-3.17%	0.78%	2.72%	—	4.07%
Class Y†	RSYYX	5/12/09
without sales charge			—	—	—	—	—	3.44%
RS Tax-Exempt Fund Class A	GUTEX	2/16/93
without sales charge			5.09%	4.99%	3.77%	4.23%	5.01%	4.78%
with maximum sales charge			1.14%	1.01%	2.47%	3.44%	4.61%	4.54%
Class C	RETCX	8/7/00
without sales charge			4.81%	4.21%	3.00%	3.45%	—	4.28%
with sales charge			3.81%	3.21%	3.00%	3.45%	—	4.28%
Class Y†	RSTYX	5/12/09
without sales charge			—	—	—	—	—	-1.09%

†

RS Low Duration Fund Class Y Shares (Inception date: 5/12/09), RS High Yield Bond Fund Class Y Shares (Inception date: 5/12/09), and RS Tax-Exempt Fund Class Y Shares (Inception date: 5/12/09) “since inception” returns are not annualized and represent cumulative total returns.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The total gross annual operating expense ratio as of the most current prospectus for RS Low Duration Bond Fund Class A, B, C, K, and Y shares are 1.23%, 1.94%, 1.93%, 1.56%, and 0.81%, respectively; for RS High Yield Bond Fund Class A, B, C, K, and Y shares are 1.18%, 1.97%, 1.93%, 1.57%, and 1.01%, respectively; for RS Tax-Exempt Fund Class A, C, and Y shares are 0.96%, 1.73%, and 0.81%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 2.25% for RS Low Duration Bond Fund and 3.75% for RS High Yield Bond Fund and RS Tax-Exempt Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

An investment in a bond fund exposes you to the general risk of investing in debt markets. These risks include interest rate risk, credit risk and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. High yield bond investing includes special risks. Investments in lower rated and unrated debt securities are subject to a greater loss of principal and interest than investments in higher rated securities.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	15

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

		Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Fixed Income Funds (continued)
RS Money Market Fund Class A		GCMXX	9/13/82
without sales charge				0.03%	0.69%	2.84%	2.67%	2.60%	4.67%
Class B		RMBXX	5/1/96
without sales charge	7-Day Yield (Class A Shares)†			0.02%	0.34%	2.21%	2.08%	2.22%	2.92%
with sales charge	as of 6/30/09			-2.98%	-2.66%	1.57%	1.90%	2.22%	2.92%
Class C	with subsidy 0.05%	RMCXX	8/7/00
without sales charge	without subsidy -0.18%			0.02%	0.34%	2.22%	2.08%	—	1.74%
with sales charge				-0.98%	-0.66%	2.22%	2.08%	—	1.74%
Class K		RMKXX	5/15/01
without sales charge				0.02%	0.50%	2.51%	2.33%	—	1.69%
Other
RS S&P 500 Index Fund Class A		GUSPX	8/7/00
without sales charge				3.29%	-26.21%	-8.59%	-2.63%	—	-3.84%
with maximum sales charge				0.16%	-28.40%	-9.51%	-3.22%	—	-4.17%
Class B		RSPBX	8/7/00
without sales charge				2.56%	-26.98%	-9.33%	-3.43%	—	-4.51%
with sales charge				-0.44%	-29.17%	-9.93%	-3.61%	—	-4.51%
Class C		RSAPX	8/7/00
without sales charge				2.81%	-26.80%	-9.29%	-3.38%	—	-4.62%
with sales charge				1.81%	-27.51%	-9.29%	-3.38%	—	-4.62%
Class K		RSPIX	5/15/01
without sales charge				2.97%	-26.61%	-8.97%	-3.07%	—	-3.09%

†	The “7-Day Yield” quotations more closely reflects the current earnings of the RS Money Market Fund than the “Average Annual Total Returns” quotations.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The total gross annual operating expense ratio as of the most current prospectus for RS Money Market Fund Class A, B, C, and K shares are 0.85%, 1.84%, 1.68%, and 1.25%, respectively; for RS S&P 500 Index Fund Class A, B, C, and K shares are 0.74%, 1.61%, 1.56%, and 1.14%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 3.00% for RS S&P 500 Index Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class A shares of RS Money Market Fund and Class K shares of any Fund. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

An investment in a bond fund exposes you to the general risk of investing in debt markets. These risks include interest rate risk, credit risk and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. High yield bond investing includes special risks. Investments in lower rated and unrated debt securities are subject to a greater loss of principal and interest than investments in higher rated securities.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

16	800-766-3863

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www.RSinvestments.com	17

Investment Team Biographies

Our People – A Commitment to Quality

At RS Investments, we believe our people and their processes are what set us apart and differentiate our family of funds. By building on a foundation of quality individuals, with exceptional educational backgrounds, extensive investment experience, and a wide variety of professional experience and knowledge, we have established a most remarkable organization.

RS Investments (RS) is the investment adviser for the RS Funds. Guardian Investor Services LLC (GIS) serves as investment subadviser for RS S&P 500 Index Fund.

Jonathan C. Jankus, CFA

Jonathan C. Jankus has been a co-portfolio manager of RS S&P 500 Index Fund since 1999.* Jonathan joined Guardian Life in 1995, and has been a managing director at Guardian Life since 1998. He received a B.A. in mathematics from Queens College, an M.S. in investment management from Pace University, an M.S. in computer science from Polytechnic Institute of New York, and an M.A. in mathematics from Columbia University. Jonathan is a CFA Charterholder.

Stewart M. Johnson

Stewart M. Johnson has been a co-portfolio manager of RS S&P 500 Index Fund since 2004.* Stewart has been a senior director at Guardian Life since 2002. He was second vice president of investment information systems at Guardian Life from 2000 to 2002. Stewart received a B.A. in mathematics from City College of New York.

*	Includes service as a portfolio manager or co-portfolio manager, as applicable, of the Fund’s predecessor fund for periods prior to October 9, 2006, the commencement of operations of the Fund.

The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Funds. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the Prospectus or visit our Web site at www.RSinvestments.com.

18	800-766-3863

RS S&P 500 Index Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Large-Cap	Mid-Cap	Small-Cap
Value	Blend	Growth

•

During a period of extremely high volatility in financial markets, the S&P 500®[3] Index initially sold off early in 2009 before rebounding strongly into the second quarter as investors began to hope for stabilizing economic conditions in the second half of the year.

•	The S&P 500® Index returned 3.16% over the six-month period ended June 30, 2009. RS S&P 500 Index Fund (Class A Shares) slightly outperformed the S&P 500® Index with a 3.29% gain for the period.

•	In managing RS S&P 500 Index Fund, our goal is to attempt to track the returns on the S&P 500® Index, while remaining fully invested in stocks and keeping trading costs to a minimum.

Performance

RS S&P 500 Index Fund (Class A Shares) returned 3.29% for the six-month period ended June 30, 2009. The Fund’s objective is to track the returns of the S&P 500® Index, which returned 3.16% over the same period. The S&P 500® Index is a theoretical portfolio of 500 blue chip stocks, the return of which is computed as though the stocks were purchased and the index subsequently rebalanced without any trading costs or fund expenses. The Fund outperformed the 2.97% average return for funds with an S&P 500® Index objective, as measured by Lipper4.

Portfolio Review

The bear market established in the fourth quarter of 2008 continued unabated into 2009, with the S&P 500®

Index closing at 676.53 on March 9th, a level it has not seen in over a decade. After reaching this low, the market almost immediately rebounded, aided by positive news from the banking sector and “less negative than expected” economic reports.

Meanwhile, international markets also enjoyed renewed strength in the second quarter after developed markets, in particular, declined earlier in the year. The MSCI EAFE Index5 rose 8.42% in the first six months of 2009, as a strong second quarter market rally more than offset a first quarter decline.

Outlook

As the first half of 2009 came to a close, massive government intervention continued to unfold on a scale rarely seen before. Simultaneous bailouts of the banking, auto and insurance sectors were increasing governmental involvement in the private sector in ways never envisioned by the average investor. While details continue to emerge, there is still a high level of uncertainty about where this will lead. We will continue to manage the portfolio so as to be substantially fully invested in stocks, while attempting to track the performance of the S&P 500® Index and keeping trading costs to a minimum.

Sincerely,

Jonathan C. Jankus	Stewart M. Johnson
Co-Portfolio Manager	Co-Portfolio Manager

www.RSinvestments.com	19

RS S&P 500 Index Fund (continued)

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. The Fund invests primarily in equity securities and therefore exposes you to the general risks of investing in stock markets.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

20	800-766-3863

Total Net Assets: $73,089,439	Data as of June 30, 2009

Sector Allocation vs. U.S. Index[1]

Top Ten Holdings[2]

Company	Percentage of Total Net Assets
Exxon Mobil Corp.	4.11%
Microsoft Corp.	2.16%
Johnson & Johnson	1.87%
The Procter & Gamble Co.	1.78%
AT&T, Inc.	1.74%
International Business Machines Corp.	1.67%
Chevron Corp.	1.58%
JPMorgan Chase & Co.	1.57%
Apple, Inc.	1.51%
General Electric Co.	1.47%
Total	19.46%

1	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

3

The S&P 500® Index is an unmanaged market-capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

4	Lipper, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical returns, which assume the reinvestment of dividends and distributions and the deduction of all fund expenses. Lipper return figures do not reflect the deduction of any sales charges that an investor may pay when purchasing or redeeming shares of the Fund.

5	The Morgan Stanley Capital International (MSCI) Index for Europe, Australia, and Far East (EAFE) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Unlike the Fund, the index does not incur fees or expenses.

www.RSinvestments.com	21

RS S&P 500 Index Fund (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	Since Inception
Class A Shares	8/7/00
without sales charge		3.29%	-26.21%	-8.59%	-2.63%	-3.84%
with maximum sales charge		0.16%	-28.40%	-9.51%	-3.22%	-4.17%
Class B Shares	8/7/00
without sales charge		2.56%	-26.98%	-9.33%	-3.43%	-4.51%
with sales charge		-0.44%	-29.17%	-9.93%	-3.61%	-4.51%
Class C Shares	8/7/00
without sales charge		2.81%	-26.80%	-9.29%	-3.38%	-4.62%
with sales charge		1.81%	-27.51%	-9.29%	-3.38%	-4.62%
Class K Shares	5/15/01
without sales charge		2.97%	-26.61%	-8.97%	-3.07%	-3.09%
S&P 500® Index[3]		3.16%	-26.21%	-8.22%	-2.24%	-3.45%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made on 8/7/00 in Class A shares of RS S&P 500 Index Fund and in the S&P 500® Index. The starting point of $9,700 for Class A shares reflects the current maximum sales charge of 3.00%. Hypothetical $10,000 investments made upon the commencement of offering Class B shares (8/7/00), Class C shares (8/7/00), and Class K shares (5/15/01) would have the following values as of June 30, 2009: $6,629 (Class B), $6,567 (Class C), and $7,747 (Class K). While Class B shares, Class C shares, and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares.

Performance quoted represents past performance and does not guarantee future results. The Fund is the successor to The Guardian S&P 500 Index Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 0.74%, Class B 1.61%, Class C 1.56%, and Class K 1.14%. For more information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 3.00%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

22	800-766-3863

Understanding Your Fund’s Expenses (unaudited)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including as applicable, investment advisory fees; distribution (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09	Expense Ratio During Period 1/1/09-6/30/09
Based on Actual Return
Class A	$1,000.00	$1,032.90	$1.92	0.38%
Class B	$1,000.00	$1,025.60	$5.68	1.13%
Class C	$1,000.00	$1,028.10	$5.68	1.13%
Class K	$1,000.00	$1,029.70	$3.93	0.78%
Based on Hypothetical Return (5% Return Before Expenses)
Class A	$1,000.00	$1,022.91	$1.91	0.38%
Class B	$1,000.00	$1,019.19	$5.66	1.13%
Class C	$1,000.00	$1,019.19	$5.66	1.13%
Class K	$1,000.00	$1,020.93	$3.91	0.78%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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24	800-766-3863

Financial Information

Six-Month Period Ended June 30, 2009

Schedule of Investments – RS S&P 500 Index Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 95.6%
Advertising Agencies – 0.1%
Omnicom Group, Inc.	2,623	$82,835
The Interpublic Group of Companies, Inc.(1)	4,026	20,331

		103,166
Aerospace – 2.2%
General Dynamics Corp.	3,391	187,828
Goodrich Corp.	1,039	51,919
L-3 Communications Holdings, Inc.	1,000	69,380
Lockheed Martin Corp.	2,926	235,982
Northrop Grumman Corp.	2,786	127,264
Raytheon Co.	3,431	152,439
Rockwell Collins, Inc.	1,345	56,127
Textron, Inc.	2,331	22,517
The Boeing Co.	6,328	268,940
United Technologies Corp.	8,224	427,319

		1,599,715
Air Transport – 0.3%
FedEx Corp.	2,727	151,676
Southwest Airlines Co.	6,661	44,828

		196,504
Aluminum – 0.1%
Alcoa, Inc.	8,383	86,596

		86,596
Asset Management & Custodian – 0.9%
Federated Investors, Inc., Class B	748	18,019
Franklin Resources, Inc.	1,301	93,685
Invesco Ltd.	3,450	61,479
Janus Capital Group, Inc.	1,331	15,173
Legg Mason, Inc.	1,200	29,256
Northern Trust Corp.	2,118	113,694
State Street Corp.	4,237	199,987
T. Rowe Price Group, Inc.	2,256	94,008

		625,301
Auto Parts – 0.2%
Johnson Controls, Inc.	5,196	112,857

		112,857
Auto Services – 0.0%
The Goodyear Tire & Rubber Co.(1)	2,136	24,051

		24,051
Automobiles – 0.2%
Ford Motor Co.(1)	27,512	166,998

		166,998
Banks - Diversified – 3.8%
Bank of America Corp.	70,246	927,247
BB&T Corp.	5,557	122,143
Comerica, Inc.	1,248	26,395
Fifth Third Bancorp	6,510	46,221
First Horizon National Corp.(1)	1,807	21,685
Huntington Bancshares, Inc.	4,900	20,482
KeyCorp	6,120	32,069
M&T Bank Corp.	736	37,484
Marshall & Ilsley Corp.	3,197	15,346
PNC Financial Services Group, Inc.	3,931	152,562
Regions Financial Corp.	10,276	41,515
SunTrust Banks, Inc.	4,071	66,968
U.S. Bancorp	16,471	295,160
Wells Fargo & Co.	40,302	977,727
Zions Bancorporation	1,002	11,583

		2,794,587

June 30, 2009 (unaudited)	Shares	Value

Banks - Savings, Thrift & Mortgage Lending – 0.1%
Hudson City Bancorp, Inc.	4,404	$58,529
People’s United Financial, Inc.	2,932	44,097

		102,626
Beverage - Brewers & Distillers – 0.2%
Brown-Forman Corp., Class B	862	37,049
Constellation Brands, Inc., Class A(1)	1,600	20,288
Molson Coors Brewing Co., Class B	1,250	52,912

		110,249
Beverage - Soft Drinks – 2.3%
Coca-Cola Enterprises, Inc.	2,677	44,572
Dr. Pepper Snapple Group, Inc.(1)	2,143	45,410
Pepsi Bottling Group, Inc.	1,159	39,220
PepsiCo, Inc.	13,610	748,006
The Coca-Cola Co.	17,398	834,930

		1,712,138
Biotechnology – 1.8%
Amgen, Inc.(1)	9,114	482,495
Baxter International, Inc.	5,234	277,193
Biogen Idec, Inc.(1)	2,663	120,235
Celgene Corp.(1)	4,074	194,900
Cephalon, Inc.(1)	600	33,990
Genzyme Corp.(1)	2,279	126,872
Life Technologies Corp.(1)	1,457	60,786
Millipore Corp.(1)	453	31,805

		1,328,276
Building Materials – 0.1%
Masco Corp.	3,039	29,114
Vulcan Materials Co.	939	40,471

		69,585
Cable Television Services – 0.8%
Comcast Corp., Class A	25,202	365,177
Scripps Networks Interactive, Inc., Class A	760	21,151
The DIRECTV Group, Inc.(1)	4,609	113,888
Time Warner Cable, Inc.	3,079	97,512

		597,728
Casinos & Gambling – 0.1%
International Game Technology	2,618	41,626

		41,626
Chemicals - Diversified – 1.1%
Air Products & Chemicals, Inc.	1,844	119,104
E.I. du Pont de Nemours & Co.	7,853	201,194
Eastman Chemical Co.	629	23,839
Ecolab, Inc.	1,453	56,652
International Flavors & Fragrances, Inc.	662	21,661
Praxair, Inc.	2,632	187,056
Sigma-Aldrich Corp.	1,020	50,551
The Dow Chemical Co.	9,314	150,328

		810,385
Coal – 0.2%
CONSOL Energy, Inc.	1,578	53,589
Massey Energy Co.	767	14,987
Peabody Energy Corp.	2,351	70,906

		139,482
Commercial Finance & Mortgage Companies – 0.0%
CIT Group, Inc.	3,377	7,261

		7,261

The accompanying notes are an integral part of these financial statements.

26	800-766-3863

June 30, 2009 (unaudited)	Shares	Value

Commercial Services – 0.5%
Automatic Data Processing, Inc.	4,289	$152,002
Cintas Corp.	1,125	25,695
Convergys Corp.(1)	982	9,113
Iron Mountain, Inc.(1)	1,500	43,125
Monster Worldwide, Inc.(1)	1,114	13,157
Paychex, Inc.	2,710	68,292
Robert Half International, Inc.	1,347	31,816

		343,200
Commercial Services - Rental & Leasing – 0.0%
Ryder System, Inc.	469	13,094

		13,094
Commercial Vehicles & Parts – 0.1%
PACCAR, Inc.	3,192	103,772

		103,772
Communications Technology – 2.4%
Ciena Corp.(1)	800	8,280
Cisco Systems, Inc.(1)	50,749	945,961
Harris Corp.	1,100	31,196
JDS Uniphase Corp.(1)	1,854	10,605
Juniper Networks, Inc.(1)	4,430	104,548
QLogic Corp.(1)	1,024	12,984
QUALCOMM, Inc.	14,381	650,021
Tellabs, Inc.(1)	3,354	19,219

		1,782,814
Computer Services Software & Systems – 5.8%
Adobe Systems, Inc.(1)	4,482	126,841
Affiliated Computer Services, Inc., Class A(1)	800	35,536
Akamai Technologies, Inc.(1)	1,529	29,326
Autodesk, Inc.(1)	2,010	38,150
BMC Software, Inc.(1)	1,582	53,456
CA, Inc.	3,326	57,972
Citrix Systems, Inc.(1)	1,533	48,887
Cognizant Technology Solutions Corp., Class A(1)	2,458	65,629
Computer Sciences Corp.(1)	1,279	56,660
Compuware Corp.(1)	2,083	14,289
Google, Inc., Class A(1)	2,083	878,172
Intuit, Inc.(1)	2,705	76,173
McAfee, Inc.(1)	1,300	54,847
Microsoft Corp.	66,423	1,578,875
Novell, Inc.(1)	2,927	13,259
Oracle Corp.	33,480	717,142
Salesforce.com, Inc.(1)	949	36,223
Symantec Corp.(1)	7,058	109,822
Teradata Corp.(1)	1,487	34,840
VeriSign, Inc.(1)	1,638	30,270
Yahoo! Inc.(1)	12,178	190,708

		4,247,077
Computer Technology – 5.2%
Apple, Inc.(1)	7,749	1,103,690
Dell, Inc.(1)	15,117	207,557
EMC Corp.(1)	17,228	225,687
Hewlett-Packard Co.	20,870	806,626
International Business Machines Corp.	11,665	1,218,059
NetApp, Inc.(1)	2,788	54,979
NVIDIA Corp.(1)	4,755	53,684
SanDisk Corp.(1)	2,000	29,380
Sun Microsystems, Inc.(1)	6,674	61,534

		3,761,196

June 30, 2009 (unaudited)	Shares	Value

Consumer Electronics – 0.0%
Harman International Industries, Inc.	500	$9,400

		9,400
Consumer Lending – 0.1%
SLM Corp.(1)	4,146	42,579

		42,579
Consumer Services - Misc. – 0.4%
eBay, Inc.(1)	9,418	161,330
H & R Block, Inc.	2,860	49,278
Western Union Co.	6,040	99,056

		309,664
Containers & Packaging – 0.2%
Ball Corp.	764	34,502
Bemis Co., Inc.	804	20,261
Owens-Illinois, Inc.(1)	1,477	41,371
Pactiv Corp.(1)	1,061	23,024
Sealed Air Corp.	1,334	24,612

		143,770
Copper – 0.2%
Freeport-McMoran Copper & Gold, Inc., Class B	3,578	179,294

		179,294
Cosmetics – 0.2%
Avon Products, Inc.	3,744	96,520
Estee Lauder Companies, Inc., Class A	1,000	32,670

		129,190
Diversified Financial Services – 3.9%
Ameriprise Financial, Inc.	2,061	50,021
Bank of New York Mellon Corp.	10,032	294,038
Capital One Financial Corp.	3,914	85,638
Citigroup, Inc.	48,359	143,626
JPMorgan Chase & Co.	33,677	1,148,723
Leucadia National Corp.(1)	1,600	33,744
Marsh & McLennan Cos., Inc.	4,342	87,404
MBIA, Inc.(1)	1,615	6,993
Morgan Stanley	11,691	333,310
The Goldman Sachs Group, Inc.	4,363	643,281

		2,826,778
Diversified Manufacturing Operations – 2.9%
3M Co.	6,082	365,528
Danaher Corp.	2,176	134,346
Dover Corp.	1,569	51,918
Eaton Corp.	1,460	65,131
General Electric Co.	91,632	1,073,927
Honeywell International, Inc.	6,429	201,871
Illinois Tool Works, Inc.	3,360	125,463
Ingersoll-Rand PLC	2,816	58,854
ITT Corp.	1,648	73,336

		2,150,374
Diversified Media – 0.6%
News Corp., Class A	20,030	182,473
Time Warner, Inc.	10,449	263,211

		445,684
Diversified Retail – 4.5%
Abercrombie & Fitch Co., Class A	786	19,957
Amazon.com, Inc.(1)	2,815	235,503
AutoNation, Inc.(1)	912	15,823
AutoZone, Inc.(1)	330	49,866

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	27

Schedule of Investments – RS S&P 500 Index Fund (continued)

June 30, 2009 (unaudited)	Shares	Value

Diversified Retail (continued)
Bed, Bath & Beyond, Inc.(1)	2,191	$67,373
Best Buy Co., Inc.	2,994	100,269
Big Lots, Inc.(1)	695	14,616
Costco Wholesale Corp.	3,843	175,625
Family Dollar Stores, Inc.	1,200	33,960
Fastenal Co.	1,089	36,122
GameStop Corp., Class A(1)	1,400	30,814
Genuine Parts Co.	1,306	43,829
J.C. Penney Co., Inc.	1,977	56,760
Kohl’s Corp.(1)	2,704	115,596
Limited Brands, Inc.	2,285	27,351
Lowe’s Cos., Inc.	12,874	249,884
Macy’s, Inc.	3,723	43,783
Nordstrom, Inc.	1,374	27,329
O’Reilly Automotive, Inc.(1)	1,100	41,888
Office Depot, Inc.(1)	2,680	12,221
RadioShack Corp.	1,065	14,867
Sears Holdings Corp.(1)	463	30,799
Staples, Inc.	6,020	121,423
Target Corp.	6,584	259,871
The Gap, Inc.	3,937	64,567
The Home Depot, Inc.	14,554	343,911
The TJX Cos., Inc.	3,734	117,472
Wal-Mart Stores, Inc.	19,668	952,718

		3,304,197
Drug & Grocery Store Chains – 1.2%
CVS Caremark Corp.	12,758	406,598
Safeway, Inc.	3,619	73,719
SUPERVALU, Inc.	1,759	22,779
The Kroger Co.	5,508	121,451
Walgreen Co.	8,726	256,545
Whole Foods Market, Inc.	1,185	22,491

		903,583
Education Services – 0.1%
Apollo Group, Inc., Class A(1)	900	64,008
DeVry, Inc.	500	25,020

		89,028
Electronic Components – 0.5%
Amphenol Corp., Class A	1,485	46,986
Corning, Inc.	13,556	217,709
Molex, Inc.	1,188	18,473
Tyco Electronics Ltd.	4,013	74,602

		357,770
Electronic Entertainment – 0.1%
Electronic Arts, Inc.(1)	2,846	61,815

		61,815
Electronics – 0.0%
FLIR Systems, Inc.(1)	1,300	29,328

		29,328
Engineering & Contracting Services – 0.2%
Fluor Corp.	1,605	82,320
Jacobs Engineering Group, Inc.(1)	1,100	46,299

		128,619
Entertainment – 0.7%
The Walt Disney Co.	16,202	377,992
Viacom, Inc., Class B(1)	5,311	120,560

		498,552

June 30, 2009 (unaudited)	Shares	Value

Fertilizers – 0.5%
CF Industries Holdings, Inc.	416	$30,842
Monsanto Co.	4,769	354,528

		385,370
Financial Data & Systems – 0.8%
American Express Co.	10,174	236,444
Discover Financial Services	4,051	41,604
Equifax, Inc.	1,067	27,849
Fidelity National Information Services, Inc.	1,606	32,056
Fiserv, Inc.(1)	1,389	63,477
MasterCard, Inc., Class A	619	103,565
Moody’s Corp.	1,640	43,214
The Dun & Bradstreet Corp.	417	33,864
Total System Services, Inc.	1,683	22,535

		604,608
Foods – 1.7%
Campbell Soup Co.	1,733	50,985
ConAgra Foods, Inc.	3,777	71,990
Dean Foods Co.(1)	1,500	28,785
General Mills, Inc.	2,846	159,433
H.J. Heinz Co.	2,623	93,641
Hormel Foods Corp.	600	20,724
Kellogg Co.	2,144	99,846
Kraft Foods, Inc., Class A	12,939	327,874
McCormick & Co., Inc.	1,068	34,742
Sara Lee Corp.	5,968	58,248
Sysco Corp.	5,056	113,659
The Hershey Co.	1,893	68,148
The J.M. Smucker Co.	956	46,519
Tyson Foods, Inc., Class A	2,550	32,155

		1,206,749
Forest Products – 0.1%
Weyerhaeuser Co.	1,863	56,691

		56,691
Forms And Bulk Printing Services – 0.0%
R.R. Donnelley & Sons Co.	1,732	20,126

		20,126
Fruit & Grain Processing – 0.2%
Archer-Daniels-Midland Co.	5,615	150,314

		150,314
Gas Pipeline – 0.4%
El Paso Corp.	5,919	54,632
EQT Corp.	1,100	38,401
Spectra Energy Corp.	5,551	93,923
Williams Companies, Inc.	5,085	79,377

		266,333
Gold – 0.2%
Newmont Mining Corp.	4,278	174,842

		174,842
Health Care Facilities – 0.1%
DaVita, Inc.(1)	900	44,514
Tenet Healthcare Corp.(1)	3,541	9,986

		54,500
Health Care Management Services – 1.0%
Aetna, Inc.	3,915	98,071
CIGNA Corp.	2,321	55,913
Coventry Health Care, Inc.(1)	1,258	23,537
Humana, Inc.(1)	1,465	47,261

The accompanying notes are an integral part of these financial statements.

28	800-766-3863

June 30, 2009 (unaudited)	Shares	Value

Health Care Management Services (continued)
UnitedHealth Group, Inc.	10,669	$266,512
WellPoint, Inc.(1)	4,297	218,674

		709,968
Health Care Services – 0.6%
Express Scripts, Inc.(1)	2,090	143,687
IMS Health, Inc.	1,517	19,266
McKesson Corp.	2,329	102,476
Medco Health Solutions, Inc.(1)	4,205	191,790

		457,219
Home Building – 0.1%
Centex Corp.	1,084	9,171
D.R. Horton, Inc.	2,326	21,771
KB HOME	636	8,700
Lennar Corp., Class A	1,192	11,551
Pulte Homes, Inc.	1,792	15,823

		67,016
Hotel/Motel – 0.2%
Marriott International, Inc., Class A	2,495	55,068
Starwood Hotels & Resorts Worldwide, Inc.	1,619	35,942
Wyndham Worldwide Corp.	1,498	18,156
Wynn Resorts Ltd.(1)	575	20,298

		129,464
Household Appliances – 0.0%
Whirlpool Corp.	660	28,090

		28,090
Household Equipment & Products – 0.2%
Black & Decker Corp.	527	15,104
Fortune Brands, Inc.	1,289	44,780
Newell Rubbermaid, Inc.	2,327	24,224
Snap-On, Inc.	511	14,686
The Stanley Works	628	21,251

		120,045
Household Furnishings – 0.0%
Leggett & Platt, Inc.	1,318	20,073

		20,073
Insurance - Life – 0.6%
AFLAC, Inc.	4,078	126,785
Lincoln National Corp.	2,660	45,779
Principal Financial Group, Inc.	2,724	51,320
Prudential Financial, Inc.	4,014	149,401
Torchmark Corp.	731	27,076
Unum Group	2,794	44,313

		444,674
Insurance - Multi-Line – 0.7%
American International Group, Inc.	24,661	28,607
Aon Corp.	2,280	86,343
Assurant, Inc.	1,000	24,090
Genworth Financial, Inc., Class A	4,026	28,142
Loews Corp.	3,055	83,707
MetLife, Inc.	7,122	213,731
The Hartford Financial Services Group, Inc.	2,917	34,625

		499,245
Insurance - Property-Casualty – 0.8%
Cincinnati Financial Corp.	1,372	30,664
The Allstate Corp.	4,696	114,582
The Chubb Corp.	3,004	119,800
The Progressive Corp.(1)	5,704	86,188

June 30, 2009 (unaudited)	Shares	Value

Insurance - Property-Casualty (continued)
The Travelers Cos., Inc.	4,935	$202,532
XL Capital Ltd., Class A	2,931	33,589

		587,355
Leisure Time – 0.2%
Carnival Corp.	3,861	99,498
Expedia, Inc.(1)	1,767	26,699

		126,197
Luxury Items – 0.0%
Tiffany & Co.	1,040	26,374

		26,374
Machinery - Agricultural – 0.2%
Deere & Co.	3,701	147,855

		147,855
Machinery - Construction & Handling – 0.3%
Caterpillar, Inc.	5,249	173,427
The Manitowoc Co., Inc.	1,324	6,964

		180,391
Machinery - Engines – 0.1%
Cummins, Inc.	1,776	62,533

		62,533
Medical & Dental Instruments & Supplies – 0.9%
Becton, Dickinson and Co.	2,089	148,967
Boston Scientific Corp.(1)	13,210	133,949
C.R. Bard, Inc.	870	64,771
DENTSPLY International, Inc.	1,257	38,364
Patterson Companies, Inc.(1)	800	17,360
St. Jude Medical, Inc.(1)	2,906	119,437
Stryker Corp.	2,033	80,791
Zimmer Holdings, Inc.(1)	1,913	81,494

		685,133
Medical Equipment – 0.8%
Intuitive Surgical, Inc.(1)	349	57,118
Medtronic, Inc.	9,758	340,457
PerkinElmer, Inc.	998	17,365
Thermo Fisher Scientific, Inc.(1)	3,547	144,611
Varian Medical Systems, Inc.(1)	1,087	38,197

		597,748
Medical Services – 0.2%
Laboratory Corp. of America Holdings(1)	900	61,011
Quest Diagnostics, Inc.	1,376	77,648

		138,659
Metal Fabricating – 0.1%
Precision Castparts Corp.	1,200	87,636

		87,636
Metals & Minerals - Diversified – 0.0%
Titanium Metals Corp.	700	6,433

		6,433
Office Supplies & Equipment – 0.2%
Avery Dennison Corp.	987	25,346
Lexmark International Group, Inc., Class A(1)	623	9,875
Pitney Bowes, Inc.	1,734	38,027
Xerox Corp.	7,309	47,362

		120,610
Offshore Drilling & Other Services – 0.1%
Diamond Offshore Drilling, Inc.	600	49,830
ENSCO International, Inc.	1,200	41,844

		91,674

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	29

Schedule of Investments – RS S&P 500 Index Fund (continued)

June 30, 2009 (unaudited)	Shares	Value

Oil: Crude Producers – 2.5%
Anadarko Petroleum Corp.	4,268	$193,725
Apache Corp.	2,926	211,111
Cabot Oil & Gas Corp.	900	27,576
Chesapeake Energy Corp.	4,886	96,889
Denbury Resources, Inc.(1)	2,119	31,213
Devon Energy Corp.	3,861	210,424
EOG Resources, Inc.	2,178	147,930
Noble Energy, Inc.	1,515	89,340
Occidental Petroleum Corp.	7,052	464,092
Pioneer Natural Resources Co.	994	25,347
Range Resources Corp.	1,384	57,311
Southwestern Energy Co.(1)	2,900	112,665
XTO Energy, Inc.	5,046	192,454

		1,860,077
Oil: Integrated – 7.1%
Chevron Corp.	17,434	1,155,003
ConocoPhillips	12,864	541,060
Exxon Mobil Corp.	42,950	3,002,634
Hess Corp.	2,479	133,246
Marathon Oil Corp.	6,179	186,173
Murphy Oil Corp.	1,633	88,705
Sunoco, Inc.	987	22,898
Tesoro Corp.	1,200	15,276
Valero Energy Corp.	4,529	76,495

		5,221,490
Oil Well Equipment & Services – 1.6%
Baker Hughes, Inc.	2,638	96,129
BJ Services Co.	2,464	33,584
Cameron International Corp.(1)	1,854	52,468
FMC Technologies, Inc.(1)	1,100	41,338
Halliburton Co.	7,808	161,626
Nabors Industries Ltd.(1)	2,484	38,701
National-Oilwell Varco, Inc.(1)	3,640	118,882
Rowan Cos., Inc.	955	18,451
Schlumberger Ltd.	10,371	561,175
Smith International, Inc.	1,875	48,281

		1,170,635
Paints & Coatings – 0.2%
PPG Industries, Inc.	1,387	60,889
The Sherwin-Williams Co.	865	46,494

		107,383
Paper – 0.1%
International Paper Co.	3,749	56,723
MeadWestvaco Corp.	1,442	23,663

		80,386
Personal Care – 2.6%
Clorox Co.	1,490	83,187
Colgate-Palmolive Co.	4,260	301,352
Kimberly-Clark Corp.	3,497	183,348
The Procter & Gamble Co.	25,504	1,303,254

		1,871,141
Pharmaceuticals – 7.9%
Abbott Laboratories	13,103	616,365
Allergan, Inc.	2,596	123,518
AmerisourceBergen Corp.	2,616	46,408
Bristol-Myers Squibb Co.	18,016	365,905
Cardinal Health, Inc.	3,036	92,750
Eli Lilly & Co.	8,653	299,740
Forest Laboratories, Inc.(1)	2,545	63,905

June 30, 2009 (unaudited)	Shares	Value

Pharmaceuticals (continued)
Gilead Sciences, Inc.(1)	7,764	$363,666
Hospira, Inc.(1)	1,380	53,157
Johnson & Johnson	24,113	1,369,618
King Pharmaceuticals, Inc.(1)	2,108	20,300
Merck & Co., Inc.	18,422	515,079
Mylan, Inc.(1)	2,600	33,930
Pfizer, Inc.	58,807	882,105
Schering-Plough Corp.	13,909	349,394
Watson Pharmaceuticals, Inc.(1)	840	28,300
Wyeth	11,518	522,802

		5,746,942
Photography – 0.0%
Eastman Kodak Co.	2,869	8,492

		8,492
Producer Durables - Miscellaneous – 0.1%
W.W. Grainger, Inc.	544	44,543

		44,543
Production Technology Equipment – 0.3%
Applied Materials, Inc.	11,327	124,257
KLA-Tencor Corp.	1,441	36,386
Novellus Systems, Inc.(1)	777	12,976
Teradyne, Inc.(1)	1,656	11,360

		184,979
Publishing – 0.2%
Gannett Co., Inc.	2,359	8,422
Meredith Corp.	290	7,409
The McGraw-Hill Companies, Inc.	2,656	79,972
The New York Times Co., Class A	1,019	5,615
The Washington Post Co., Class B	50	17,609

		119,027
Radio & Tv Broadcasters – 0.1%
CBS Corp., Class B	5,957	41,222

		41,222
Railroads – 0.9%
Burlington Northern Santa Fe Corp.	2,447	179,952
CSX Corp.	3,503	121,309
Norfolk Southern Corp.	3,126	117,757
Union Pacific Corp.	4,402	229,168

		648,186
Real Estate – 0.0%
CB Richard Ellis Group, Inc., Class A(1)	2,039	19,085

		19,085
Real Estate Investment Trusts – 0.9%
Apartment Investment & Management Co., Class A	987	8,735
AvalonBay Communities, Inc.	697	38,990
Boston Properties, Inc.	1,137	54,235
Equity Residential	2,297	51,062
HCP, Inc.	2,311	48,970
Health Care REIT, Inc.	900	30,690
Host Hotels & Resorts, Inc.	5,239	43,955
Kimco Realty Corp.	2,687	27,004
Plum Creek Timber Co., Inc.	1,409	41,960
ProLogis	3,951	31,845
Public Storage, Inc.	1,059	69,343
Simon Property Group, Inc.	2,399	123,381
Ventas, Inc.	1,365	40,759
Vornado Realty Trust	1,416	63,763

		674,692

The accompanying notes are an integral part of these financial statements.

30	800-766-3863

June 30, 2009 (unaudited)	Shares	Value

Recreational Vehicles & Boats – 0.0%
Harley-Davidson, Inc.	2,067	$33,506

		33,506
Restaurants – 1.1%
Darden Restaurants, Inc.	1,175	38,752
McDonald’s Corp.	9,405	540,693
Starbucks Corp.(1)	6,508	90,396
Yum! Brands, Inc.	3,904	130,159

		800,000
Scientific Instruments - Control & Filter – 0.3%
Flowserve Corp.	480	33,509
Pall Corp.	1,035	27,490
Parker Hannifin Corp.	1,361	58,468
Rockwell Automation, Inc.	1,193	38,319
Waters Corp.(1)	909	46,786

		204,572
Scientific Instruments - Electrical – 0.4%
Cooper Industries Ltd., Class A	1,465	45,488
Emerson Electric Co.	6,476	209,823

		255,311
Scientific Instruments - Gauges & Meters – 0.1%
Agilent Technologies, Inc.(1)	3,130	63,570

		63,570
Scientific Instruments - Pollution Control – 0.3%
Republic Services, Inc.	2,709	66,127
Stericycle, Inc.(1)	672	34,628
Waste Management, Inc.	4,145	116,723

		217,478
Securities Brokerage & Services – 0.7%
CME Group, Inc.	580	180,444
E*TRADE Financial Corp.(1)	9,644	12,345
IntercontinentalExchange, Inc.(1)	622	71,057
NYSE Euronext	2,237	60,958
The Charles Schwab Corp.	8,250	144,705
The NASDAQ OMX Group, Inc.(1)	1,149	24,485

		493,994
Semiconductors & Components – 2.0%
Advanced Micro Devices, Inc.(1)	4,851	18,773
Altera Corp.	2,512	40,895
Analog Devices, Inc.	2,468	61,157
Broadcom Corp., Class A(1)	3,748	92,913
Intel Corp.	48,393	800,904
Linear Technology Corp.	1,850	43,198
LSI Corp.(1)	5,450	24,852
MEMC Electronic Materials, Inc.(1)	1,976	35,193
Microchip Technology, Inc.	1,536	34,637
Micron Technology, Inc.(1)	7,066	35,754
National Semiconductor Corp.	1,647	20,670
Texas Instruments, Inc.	10,944	233,107
Xilinx, Inc.	2,339	47,856

		1,489,909
Steel – 0.3%
AK Steel Holding Corp.	1,010	19,382
Allegheny Technologies, Inc.	861	30,075
Nucor Corp.	2,749	122,138
United States Steel Corp.	1,296	46,319

		217,914
Technology - Miscellaneous – 0.0%
Jabil Circuit, Inc.	1,777	13,185

		13,185

June 30, 2009 (unaudited)	Shares	Value

Telecommunications Equipment – 0.3%
American Tower Corp., Class A(1)	3,533	$111,396
Motorola, Inc.	19,934	132,162

		243,558
Textiles Apparel & Shoes – 0.4%
Coach, Inc.	2,759	74,162
NIKE, Inc., Class B	3,314	171,599
Polo Ralph Lauren Corp.	500	26,770
VF Corp.	773	42,785

		315,316
Tobacco – 1.7%
Altria Group, Inc.	18,156	297,577
Lorillard, Inc.	1,614	109,381
Philip Morris International, Inc.	17,437	760,602
Reynolds American, Inc.	1,427	55,110

		1,222,670
Toys – 0.1%
Hasbro, Inc.	1,026	24,870
Mattel, Inc.	3,025	48,552

		73,422
Transportation Miscellaneous – 0.7%
Expeditors International of Washington, Inc.	1,800	60,012
United Parcel Service, Inc., Class B	8,696	434,713

		494,725
Truckers – 0.1%
C.H. Robinson Worldwide, Inc.	1,400	73,010

		73,010
Utilities - Electrical – 3.5%
Allegheny Energy, Inc.	1,427	36,603
Ameren Corp.	1,771	44,080
American Electric Power, Inc.	4,075	117,727
CMS Energy Corp.	1,914	23,121
Consolidated Edison, Inc.	2,301	86,103
Constellation Energy Group	1,753	46,595
Dominion Resources, Inc.	4,911	164,126
DTE Energy Co.	1,378	44,096
Duke Energy Corp.	11,225	163,773
Dynegy, Inc., Class A(1)	4,274	9,702
Edison International	2,748	86,452
Entergy Corp.	1,618	125,427
Exelon Corp.	5,757	294,816
FirstEnergy Corp.	2,574	99,742
FPL Group, Inc.	3,450	196,167
Northeast Utilities	1,500	33,465
Pepco Holdings, Inc.	1,800	24,192
PG&E Corp.	3,385	130,119
Pinnacle West Capital Corp.	856	25,808
PPL Corp.	3,184	104,945
Progress Energy, Inc.	2,777	105,054
Public Service Enterprise Group, Inc.	4,300	140,309
SCANA Corp.	1,000	32,470
Southern Co.	6,550	204,098
TECO Energy, Inc.	1,798	21,450
The AES Corp.(1)	5,681	65,956
Wisconsin Energy Corp.	953	38,797
Xcel Energy, Inc.	5,253	96,708

		2,561,901

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	31

Schedule of Investments – RS S&P 500 Index Fund (continued)

June 30, 2009 (unaudited)	Shares	Value

Utilities - Gas Distributors – 0.3%
CenterPoint Energy, Inc.	2,908	$32,221
Nicor, Inc.	382	13,225
NiSource, Inc.	2,316	27,004
Questar Corp.	1,500	46,590
Sempra Energy	2,087	103,578

		222,618
Utilities - Miscellaneous – 0.0%
Integrys Energy Group, Inc.	641	19,224

		19,224
Utilities - Telecommunications – 3.2%
AT&T, Inc.	51,257	1,273,224
CenturyTel, Inc.	846	25,972
Embarq Corp.	1,200	50,472
Frontier Communications Corp.	2,624	18,735
Qwest Communications International, Inc.	12,361	51,298
Sprint Nextel Corp.(1)	24,936	119,942
Verizon Communications, Inc.	24,283	746,217
Windstream Corp.	3,713	31,041

		2,316,901

Total Common Stocks (Cost $91,612,682)		69,874,898

	Principal Amount	Value
U.S. Government Securities – 0.5%
U.S. Treasury Bills – 0.5%
United States Treasury Bill
0.269% due 7/9/2009(2)	$20,000	19,999
0.404% due 9/3/2009(2)	135,000	134,903
0.330% due 10/1/2009(2)	65,000	64,945
0.265% due 11/19/2009(2)	120,000	119,876

		339,723

June 30, 2009 (unaudited)	Principal Amount	Value

U.S. Treasury Notes – 0.0%
U.S. Treasury Notes 3.125% due 5/15/2019(2)	$10,000	$9,672

		9,672

Total U.S. Government Securities (Cost $349,300)		349,395

	Principal Amount	Value
Repurchase Agreements – 3.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 6/30/2009, maturity value of $2,875,001, due 7/1/2009(3)	2,875,000	2,875,000

Total Repurchase Agreements (Cost $2,875,000)		2,875,000

Total Investments – 100.0% (Cost $94,836,982)		73,099,293

Other Liabilities, Net – 0.0%		(9,854)

Total Net Assets – 100.0%		$73,089,439

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
FHLB	5.648%	11/27/2037	2,937,325

Description	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
S&P 500 Index	70	9/18/2009	$3,204	$(63,181)

ADR	– American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$69,874,898	$—	$—	$69,874,898
U.S. Government Securities	—	349,395	—	349,395
Repurchase Agreements	—	2,875,000	—	2,875,000

Other Financial Instruments
Financial Futures Contracts	(63,181)	—	—	(63,181)

Total	$69,811,717	$3,224,395	$—	$73,036,112

The accompanying notes are an integral part of these financial statements.

32	800-766-3863

Financial Information – RS S&P 500 Index Fund

Statement of Assets and Liabilities As of June 30, 2009 (unaudited)

Assets
Investments, at value	$73,099,293
Cash and cash equivalents	530
Dividends/interest receivable	96,344
Receivable for fund shares subscribed	51,776
Due from distributor	11,490
Total Assets	73,259,433
Liabilities
Payable for fund shares redeemed	70,227
Payable for variation margin	19,950
Payable to adviser	15,120
Accrued trustees’ fees	3,613
Accrued expenses/other liabilities	61,084
Total Liabilities	169,994
Total Net Assets	$73,089,439
Net Assets Consist of:
Paid-in capital	$188,144,330
Accumulated net investment income	654,479
Accumulated net realized loss from investments and futures contracts	(93,908,500)
Net unrealized depreciation on investments and futures contracts	(21,800,870)
Total Net Assets	$73,089,439
Investments, at Cost	$94,836,982
Pricing of Shares
Net Assets:
Class A	$48,995,467
Class B	1,832,278
Class C	8,164,500
Class K	14,097,194
Shares of Beneficial Interest Outstanding with no Par Value:
Class A	7,818,011
Class B	286,140
Class C	1,311,377
Class K	2,258,858
Net Asset Value Per Share:
Class A	$6.27
Class B	6.40
Class C	6.23
Class K	6.24
Sales Charge Class A (Load)	3.00%
Maximum Offering Price Per Class A Share	$6.46

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	33

Financial Information – RS S&P 500 Index Fund (continued)

Statement of Operations For the Six-Month Period Ended June 30, 2009 (unaudited)

Investment Income
Dividends	$844,512
Interest	1,403
Withholding taxes on foreign dividends	(62)
Total Investment Income	845,853
Expenses
Distribution fees	138,464
Investment advisory fees	81,819
Transfer agent fees	51,730
Custodian fees	29,112
Professional fees	22,237
Registration fees	21,044
Shareholder reports	19,361
Administrative service fees	10,422
Trustees’ fees and expenses	4,203
Other expenses	10,846
Total Expenses	389,238
Less: Fee/Expense waiver by distributor	(208,196)
Less: Custody credits	(43)
Total Expenses, Net	180,999
Net Investment Income	664,854
Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Futures Contracts
Net realized loss from investments	(1,467,876)
Net realized gain from futures contracts	370,852
Net change in unrealized appreciation/depreciation on investments	2,588,652
Net change in unrealized appreciation/depreciation on futures contracts	(101,551)
Net Gain on Investments and Futures Contracts	1,390,077
Net Increase in Net Assets Resulting from Operations	$2,054,931

The accompanying notes are an integral part of these financial statements.

34	800-766-3863

Statement of Changes in Net Assets Six-month-ended numbers are unaudited

	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08
Operations
Net investment income	$664,854	$2,264,521
Net realized loss from investments and futures contracts	(1,097,024)	(10,791,896)
Net change in unrealized appreciation/depreciation on investments and futures contracts	2,487,101	(55,715,843)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,054,931	(64,243,218)
Distributions to Shareholders
Net investment income
Class A	—	(1,713,235)
Class B	—	(1,236)
Class C	—	(180,725)
Class K	—	(409,911)
Total Distributions	—	(2,305,107)
Capital Share Transactions
Proceeds from sales of shares	7,043,358	47,086,133
Reinvestment of distributions	—	2,200,651
Cost of shares redeemed	(5,833,265)	(84,172,049)
Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	1,210,093	(34,885,265)
Net Increase/(Decrease) in Net Assets	3,265,024	(101,433,590)
Net Assets
Beginning of period	69,824,415	171,258,005
End of period	$73,089,439	$69,824,415
Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(10,375)
Accumulated Net Investment Income Included in Net Assets	$654,479	$—
Other Information:
Shares
Sold	1,214,303	6,893,841
Reinvested	—	369,394
Redeemed	(1,038,590)	(12,853,643)
Net Increase/(Decrease)	175,713	(5,590,408)

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	35

Financial Information – RS S&P 500 Index Fund (continued)

The financial highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions).

Financial Highlights Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS S&P 500 Index Fund (Class A)
Six Months Ended 6/30/09[1]	$6.07	$0.06	$0.14	$0.20	$—	$—	$—
Year Ended 12/31/08	10.03	0.24	(3.98)	(3.74)	(0.22)	—	(0.22)
Year Ended 12/31/07	9.72	0.16	0.31	0.47	(0.16)	—	(0.16)
Year Ended 12/31/06	8.55	0.14	1.16	1.30	(0.13)	—	(0.13)
Year Ended 12/31/05	8.30	0.11	0.25	0.36	(0.11)	—	(0.11)
Year Ended 12/31/04	7.63	0.12	0.66	0.78	(0.11)	—	(0.11)
RS S&P 500 Index Fund (Class B)
Six Months Ended 6/30/09[1]	$6.24	$0.06	$0.10	$0.16	$—	$—	$—
Year Ended 12/31/08	10.01	0.20	(3.97)	(3.77)	(0.00)[4]	—	(0.00)[4]
Year Ended 12/31/07	9.70	0.07	0.32	0.39	(0.08)	—	(0.08)
Year Ended 12/31/06	8.54	0.06	1.16	1.22	(0.06)	—	(0.06)
Year Ended 12/31/05	8.28	0.05	0.26	0.31	(0.05)	—	(0.05)
Year Ended 12/31/04	7.62	0.06	0.66	0.72	(0.06)	—	(0.06)
RS S&P 500 Index Fund (Class C)
Six Months Ended 6/30/09[1]	$6.06	$0.05	$0.12	$0.17	$—	$—	$—
Year Ended 12/31/08	9.99	0.09	(3.85)	(3.76)	(0.17)	—	(0.17)
Year Ended 12/31/07	9.68	0.07	0.32	0.39	(0.08)	—	(0.08)
Year Ended 12/31/06	8.53	0.06	1.16	1.22	(0.07)	—	(0.07)
Year Ended 12/31/05	8.27	0.05	0.26	0.31	(0.05)	—	(0.05)
Year Ended 12/31/04	7.61	0.06	0.66	0.72	(0.06)	—	(0.06)
RS S&P 500 Index Fund (Class K)
Six Months Ended 6/30/09[1]	$6.06	$0.06	$0.12	$0.18	$—	$—	$—
Year Ended 12/31/08	10.02	0.12	(3.88)	(3.76)	(0.20)	—	(0.20)
Year Ended 12/31/07	9.70	0.11	0.32	0.43	(0.11)	—	(0.11)
Year Ended 12/31/06	8.55	0.09	1.17	1.26	(0.11)	—	(0.11)
Year Ended 12/31/05	8.29	0.07	0.26	0.33	(0.07)	—	(0.07)
Year Ended 12/31/04	7.63	0.08	0.66	0.74	(0.08)	—	(0.08)

The accompanying notes are an integral part of these financial statements.

36	800-766-3863

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$6.27	3.29%	$48,995	0.38%	1.00%	2.21%	1.59%	4%
6.07	(37.25)%	48,363	0.49%	0.74%	1.79%	1.54%	5%
10.03	4.86%	129,211	0.53%	0.72%	1.45%	1.26%	3%
9.72	15.27%	142,260	0.53%	0.71%	1.44%	1.26%	4%
8.55	4.40%	149,719	0.53%	0.71%	1.36%	1.18%	4%
8.30	10.30%	145,072	0.53%	0.71%	1.50%	1.32%	1%

$6.40	2.56%	$1,832	1.13%	2.13%	1.46%	0.46%	4%
6.24	(37.62)%	1,925	1.27%	1.61%	0.85%	0.51%	5%
10.01	4.00%	11,976	1.28%	1.53%	0.70%	0.45%	3%
9.70	14.33%	12,664	1.28%	1.72%	0.69%	0.25%	4%
8.54	3.75%	12,913	1.28%	1.71%	0.60%	0.17%	4%
8.28	9.40%	13,394	1.28%	1.73%	0.75%	0.30%	1%

$6.23	2.81%	$8,165	1.13%	1.78%	1.45%	0.80%	4%
6.06	(37.63)%	6,730	1.24%	1.56%	1.07%	0.75%	5%
9.99	4.02%	10,618	1.28%	1.55%	0.71%	0.44%	3%
9.68	14.31%	10,472	1.28%	1.75%	0.70%	0.23%	4%
8.53	3.76%	9,370	1.28%	1.76%	0.61%	0.13%	4%
8.27	9.41%	9,842	1.28%	1.77%	0.74%	0.25%	1%

$6.24	2.97%	$14,097	0.78%	1.41%	1.80%	1.17%	4%
6.06	(37.48)%	12,806	0.89%	1.14%	1.41%	1.16%	5%
10.02	4.40%	19,453	0.93%	1.30%	1.06%	1.69%	3%
9.70	14.76%	17,304	0.93%	1.15%	1.05%	0.83%	4%
8.55	4.05%	13,074	0.93%	1.12%	0.96%	0.77%	4%
8.29	9.72%	10,244	0.93%	1.09%	1.13%	0.97%	1%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods of less than one year have been annualized except for total return and portfolio turnover.

[2]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[3]	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations and custody credits, if applicable.

[4]	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	37

Notes to Financial Statements – RS S&P 500 Index Fund (unaudited) June 30, 2009 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RS S&P 500 Index Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Fund offers Class A, B, C and K shares. The classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, and differ only as to class-specific expenses and voting rights with respect to matters affecting fewer than all classes.

Note 1 Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (See Note 5b). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange

(“NYSE”). Investments in open-end management investment companies that are registered under the 1940 Act are valued based upon the net asset values determined by such investment companies.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued using methods approved by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

38	800-766-3863

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in, to or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

b. Federal Income Taxes The Fund intends to continue complying with the requirements of the Internal Revenue Code to qualify as a regulated investment company and to distribute substantially all net investment income and realized net capital gains, if any, to

www.RSinvestments.com	39

Notes to Financial Statements – RS S&P 500 Index Fund (unaudited) (continued)

shareholders. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, the Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2009, the Trust has reviewed the tax positions for open periods, as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2009, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state authorities for tax years before 2004.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Derivative Instruments and Hedging Activities The Fund adopted FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective January 1, 2009. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities.

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure at June 30, 2009.

Derivative Instrument Type	Statement of Assets and Liabilities Location	Value
Financial Futures Contracts	Net unrealized depreciation on investments and futures contracts*	$(63,181)
*	The cumulative depreciation of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1d for additional information on futures contracts.

The following is a summary of the effect of the Fund’s derivative instruments on the Statement of Operations for the six months ended June 30, 2009.

Derivative Instrument Type	Location of Gain/(Loss) on Derivatives Recognized in Income	Amount
Financial Futures Contracts	Net realized gain from futures contracts	$370,852
	Net change in unrealized appreciation/depreciation on futures contracts	$(101,551)

The Fund may, but will not necessarily, enter into derivative transactions, such as financial futures contracts, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold.

f. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of the day.

g. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

h. Custody Credits The Fund has entered into an arrangement with its custodian whereby credits realized

40	800-766-3863

as a result of uninvested cash balances are used to reduce the Fund’s custodian expenses. The Fund could have employed the uninvested assets to produce income in the Fund if the Fund had not entered into such an arrangement. The Fund’s custody credits, if any, are shown in the accompanying Statement of Operations.

i. Distributions to Shareholders The Fund intends to declare and distribute substantially all net investment income, if any, at least annually. Distributions of net realized capital gains from the Fund, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

j. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Fund.

k. Temporary Borrowings The Fund, with other funds managed by the same adviser, shares in a $75 million committed revolving credit/overdraft protection facility from State Street Bank and Trust Company for temporary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing; all the funds that are parties to the facility share in a commitment fee that is allocated among the funds on the basis of their respective net assets. The Fund may borrow up to the lesser of one-third of its total assets (including amounts borrowed) or any lower limit specified in the Fund’s Statement of Additional Information or Prospectus.

For the six months ended June 30, 2009, the Fund did not borrow from the facility.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian

Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Fund at an annual rate of 0.25%.

RS Investments has entered into a Sub-Advisory Services Agreement with GIS. GIS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision and direction of the Board of Trustees of the Trust and review by RS Investments. As compensation for GIS’s services, RS Investments pays fees to GIS an annual rate of 0.2375% of the average daily net assets of the Fund. Payment of the sub-investment advisory fees does not represent a separate or additional expense to the Fund.

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2010, to limit the Fund’s total annual fund operating expenses to the following rates:

Expense Limitation
Class A	Class B	Class C	Class K
0.38%	1.13%	1.13%	0.78%

RS Investments and GIS do not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons of RS Investments, as defined in the 1940 Act, receive no compensation from the Fund for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses.

c. Distribution Fees GIS serves as the principal underwriter for shares of the Fund. The Fund has entered into an agreement with GIS for distribution services with respect to its shares and has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, GIS is compensated for services in such capacity, including its expenses in connection with the promotion and dis-

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Notes to Financial Statements – RS S&P 500 Index Fund (unaudited) (continued)

tribution of shares of the Fund. For the six months ended June 30, 2009, GIS received distribution fees as follows:

	Annual Rate	Distribution Fees
Class A	0.25%	$55,638
Class B	1.00%	8,777
Class C	1.00%	33,384
Class K	0.65%	40,665

RS Investments may perform certain services and incur certain expenses in respect of the promotion of the Fund’s shares and the servicing of shareholder accounts. GIS makes payments from the amounts it receives from the Fund pursuant to the distribution plan to RS Investments, GIS, or third parties, with respect to the marketing, distribution, or promotion of the Fund or the servicing of shareholder accounts. In addition to payments under the distribution plan, the Fund reimburses GIS for payments GIS makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Board of Trustees and is reviewed by the Board of Trustees periodically.

Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the Fund’s shares as a retail broker-dealer. For the six months ended June 30, 2009, PAS received $1,044,107 directly or indirectly from GIS as continuing compensation for its services on behalf of all series in the Trust.

For the six months ended June 30, 2009, aggregate front-end sales charges for the sale of Class A shares paid to GIS were $1,470.

GIS is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2009, GIS received CDSL charges of $765.

Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid during the year ended December 31, 2008, which is the most recently completed tax year, was as follows:

Ordinary Income
$2,305,107

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2008, the Fund did not utilize capital loss carryovers. Capital loss carryovers available to the Fund at December 31, 2008 were as follows:

Expiring	Amount
2010	$81,678,566
2011	155,054
2014	103,184
2016	1,318,985
Total	$83,255,789

In determining its taxable income, current tax law permits the Fund to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For

42	800-766-3863

the year ended December 31, 2008, the Fund elected to defer net capital and currency losses of $9,199,794.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2009 was $95,154,207. The gross unrealized appreciation and depreciation on investments, on a tax basis, at June 30, 2009, aggregated $11,364,918 and $(33,419,832), respectively, resulting in net unrealized depreciation of $(22,054,914).

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the Fund were as follows:

Transactions in Capital Shares

	For the Six Months Ended 6/30/09		For the Year Ended 12/31/08
Class A	Shares	Amount	Shares	Amount
Shares sold	618,428	$3,610,165	6,270,656	$42,100,324
Shares reinvested	—	—	272,056	1,621,458
Shares redeemed	(765,722)	(4,286,779)	(11,466,061)	(72,336,226)

Net decrease	(147,294)	$(676,614)	(4,923,349)	$(28,614,444)
Class B
Shares sold	10,918	$63,151	25,798	$191,082
Shares reinvested	—	—	196	1,201
Shares redeemed	(33,433)	(198,567)	(913,684)	(8,001,128)

Net decrease	(22,515)	$(135,416)	(887,690)	$(7,808,845)
Class C
Shares sold	233,618	$1,385,125	101,752	$770,568
Shares reinvested	—	—	28,249	168,082
Shares redeemed	(33,666)	(179,388)	(81,197)	(624,386)

Net increase	199,952	$1,205,737	48,804	$314,264
Class K
Shares sold	351,339	$1,984,917	495,635	$4,024,159
Shares reinvested	—	—	68,893	409,910
Shares redeemed	(205,769)	(1,168,531)	(392,701)	(3,210,309)

Net increase	145,570	$816,386	171,827	$1,223,760

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $3,374,817 and $2,726,470, respectively, for the six months ended June 30, 2009.

b. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note 6 Review for Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of June 30, 2009, the Trust has evaluated the possibility of

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Notes to Financial Statements – RS S&P 500 Index Fund (unaudited) (continued)

subsequent events existing in the Fund’s financial statements through August 21, 2009, the date the financial statements were issued. The Trust has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Note 7 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are entitled to be indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

44	800-766-3863

Supplemental Information (unaudited)

Approval of Investment Advisory Agreements For RS Investment Trust

The Board of Trustees of RS Investment Trust (the “Trust”), including all of the Trustees who are not interested persons of the Trust or of RS Investment Management Co. LLC (the “disinterested Trustees”), met in person on August 12 - 13, 2008, to consider the continuation of the investment advisory and sub-advisory agreements (collectively, the “Advisory Agreements”) for the one-year period commencing August 31, 2008, for all 22 series of RS Investment Trust: RS Small Cap Growth Fund, RS Smaller Company Growth Fund, RS Select Growth Fund, RS MidCap Growth Fund, RS Growth Fund, RS Technology Fund, RS Partners Fund, RS Value Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Large Cap Alpha Fund, RS Small Core Equity Fund, and RS Equity Dividend Fund (the “RS-Managed Funds”); RS Large Cap Value Fund, RS S&P 500 Index Fund, RS International Growth Fund, RS Emerging Markets Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund, and RS Money Market Fund (the “Sub-Advised Funds”, and together with the RS-Managed Funds, the “Funds”).

RS Investment Management Co. LLC (“RS Investments”) is responsible for the day-to-day investment management of the RS-Managed Funds; various Sub-Advisers (the “Sub-Advisers”) overseen by RS Investments are responsible for the day-to-day investment management of the Sub-Advised Funds. UBS Global Asset Management (Americas) Inc. serves as Sub-Adviser to RS Large Cap Value Fund; Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, serves as Sub-Adviser to RS S&P 500 Index Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund, and RS Money Market Fund; Guardian Baillie Gifford Limited serves as Sub-Adviser, and Baillie Gifford Overseas Limited serves as Sub-Sub-Adviser to RS International Growth Fund and RS Emerging Markets Fund (the sub-sub-advisory agreements relating to these Funds are also considered “Sub-Advisory Agreements” and “Advisory Agreements” for purposes of this discussion, and the sub-sub-adviser is also considered a Sub-Adviser for purposes of this discussion).

At their meeting, the Trustees considered a number of factors in determining to approve the continuation of the Advisory Agreements. In all of their deliberations regarding the Advisory Agreements, the disinterested Trustees were advised by their independent counsel, with whom they had separate meetings and discussions on a number of occasions during and preceding the dates of the official Board meeting. In addition, the Trustees were assisted in their review by the Chief Compliance Officer of the Trust, who reviewed all of the information presented to the Trustees and, with the assistance of independent counsel to the disinterested Trustees, prepared a written report on the key factors for the Trustees. That written report discussed a number of the factors described below and concluded that the information that RS Investments had provided to the Trustees provided a reasonable basis for the Trustees to conclude that the advisory fees proposed in connection with the continuation of the Advisory Agreements were reasonable with respect to each Fund.

The Trustees were also assisted in their review by two independent consultants retained by the Trustees. The consultants provided assistance in a variety of aspects of the Trustees’ review, including, among other things, the development of appropriate expense and performance peer groups for the Funds, review of expense and performance data received by the Trustees, consideration of economies of scale, analysis of profitability data from RS Investments and the Sub-Advisers, and evaluation of industry trends. The consultants met with the Trustees on a number of occasions, both by telephone and at the August 2008 in-person meeting.

In their consideration of the Advisory Agreements, the Trustees considered generally the continuing, favorable interaction of the legacy investment teams at RS Investments and GIS. They also considered improvements in service over the course of the year through realignments of various administrative, accounting, and control functions between the two firms, and were generally satisfied with those services currently being provided by the two firms.

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Supplemental Information (unaudited) (continued)

The Trustees considered the fees charged by RS Investments to the Funds under the Investment Advisory Agreements and the fees paid to the various Sub-Advisers under the Sub-Advisory Agreements. In this connection, representatives of RS Investments noted to the Trustees that the fees charged by RS Investments to the Funds reflect a number of factors. They noted, for example, the generally high quality of the investment management teams at RS Investments, the high levels of compensation that are required to retain the firm’s investment professionals, and the alternative employment opportunities available to many of those professionals. They also noted that, as to the Sub-Advised Funds, RS Investments pays a large part, in most cases the large majority, of the fees it receives to the Sub-Advisers.

The Trustees considered information provided by RS Investments as to the fees charged by RS Investments to clients other than the Funds, including institutional separate accounts and mutual funds for which RS Investments serves as sub-adviser. RS Investments generally charges lower fees to those accounts. In a number of cases, such an account pays fees at the same rate as the comparable Fund on assets up to a specified level, and then at lower rates on additional assets. In some cases, an account’s fee rate will be lower at all levels than that of the comparable Fund. Representatives of RS Investments explained that administrative, compliance, reporting, and other legal burdens of providing investment advice to mutual funds exceed those required to provide advisory services to non-mutual fund clients such as institutional accounts for retirement or pension plans. In addition, they pointed out that there is substantially greater legal and other risk to RS Investments in managing public mutual investment products than in managing private accounts or in sub-advising mutual funds sponsored by others. They also explained that the services and resources required of RS Investments where it sub-advises mutual funds sponsored by others are substantially less than in the case of the Funds, since many of the administrative and compliance responsibilities related to the management function are retained by the primary adviser.

RS Investments furnished information to the Trustees compiled by the independent Lipper organization showing a comparison of RS Investments’ fee rate for each Fund compared to peer mutual funds having similar objectives, strategies, and within the same broad range of asset sizes. RS Investments also worked with an independent consultant to the disinterested Trustees in identifying peer groups of mutual funds with respect to each Fund. One of the independent consultants prepared an analysis of comparative management fees and expenses, and discussed his conclusions with the disinterested Trustees. In his report, the Chief Compliance Officer stated that the data showed RS Investments’ fees to be within the range of comparable mutual funds, even though the fees with respect to some of the Funds tended to be at the higher end of the range.

The Chief Compliance Officer noted that the advisory fee for RS Smaller Company Growth Fund appeared to be higher in relation to its peer funds than the other Funds; in the course of their discussions with the Trustees, representatives of RS Investments noted that, in light of those expenses and other factors, RS Investments would likely consider strategic alternatives for that Fund in the coming year.

The Trustees also reviewed information from that compilation showing total expenses for the Funds in comparison to peer funds. The Trustees considered the total expense ratios of the Funds and noted that a number of them were higher than the median of their peer funds. They noted that in some cases that appeared to be due to the level of the Funds’ advisory fees and, in many cases, due to the fact that the Funds’ custodial fees were relatively high. In the course of their discussions with the Trustees, representatives of RS Investments informed the Trustees that RS Investments would lower the expense limitation with respect to both the RS S&P 500 Index Fund and the RS Money Market Fund, thereby improving those Funds’ comparative advisory fee and total operating expense levels in comparison with their peers. They also noted in this regard that the Funds’ recently renegotiated custodial arrangements were likely to result in savings to the Funds in the com-

46	800-766-3863

ing year. The Trustees noted in the course of the discussion that, in a number of cases, especially in respect of variable Funds, the number of peer funds was quite limited, potentially limiting the utility of the data provided.

RS Investments furnished detailed financial information, in the form of a consolidated profit and loss statement, showing the revenues and expenses related to the management of the RS Funds as a whole and each of RS Investments’ other categories of advisory clients, respectively. That information showed the substantial costs of providing services to the Funds. The Chief Compliance Officer also noted in his report that he had discussed with RS Investments the basis for the allocation of RS Investments’ general or common expenses to the cost analysis for the Funds and that he believed the allocation methodology and resulting allocations were reasonable.

RS Investments also furnished a detailed profitability analysis with respect to each Fund for the year ended December 31, 2007, and for the five months ended May 31, 2008. In his report, the Chief Compliance Officer noted that the Value Funds had generally been more profitable over the periods covered than Funds in other investment disciplines, and that the variable versions of the Funds had been less profitable generally than the Funds. The Trustees noted that the range of profitability for the Core Funds, the Growth Funds, and the Value Funds was wide, but that RS Investments’ profitability on its mutual fund business as a whole was higher than the profitability of the separate account advisory business. The Trustees also noted that RS Investments’ subadvisory business had a lower profit margin due to the reduced fees it receives in respect of that business. The Chief Compliance Officer noted in his report that a comparable or higher profit margin relating to RS Investments’ services to the Funds appeared justifiable by the higher risk and responsibilities associated with the mutual fund business.

The Chief Compliance Officer also noted in his report that the profitability of the Funds to GIS, an affiliate of RS Investments, is within the range of profitability for RS Investments, and generally lower.

The Trustees considered whether economies of scale would likely be realized as the Funds grow and whether a reduction in the advisory fees paid by the Funds by means of breakpoints would be appropriate. The Trustees also considered a report provided to them by their independent consultants as to economies of scale, both generally and as to the Funds specifically, and the consultants’ recommendations that the Trustees give careful consideration to the manner in which shareholders might realize some of the benefit of such economies over time, as the Funds grow in size. In his report, the Chief Compliance Officer noted that the profits from the Funds enable RS Investments to devote greater resources to the management of the Funds, including organizational enhancements and financial incentives for the portfolio managers, analysts, and other personnel who in many cases have lucrative alternative employment and business opportunities available to them. He also noted RS Investments’ commitment to achieving consistently superior investment performance as shown by RS Investments’ reinvestment of its resources in an effort to improve its investment processes and in an effort to recruit and retain the best professionals available to it. The Chief Compliance Officer also noted that RS Investments maintains that one of its strengths is the tenure of its investment management teams. He noted, as well, that certain investment styles, such as small-cap and some mid-cap strategies, do not as readily benefit from economies of scale because of the limited ability to increase the size of a Fund’s investment in certain portfolio holdings. The Trustees discussed specifically with RS Investments and among themselves the advisability of implementing advisory fee breakpoints for three of the largest Funds and, after discussions with management, determined that, although it may be appropriate to implement breakpoints in the future for those Funds, such a step did not appear warranted at the time, in light of, among other things, the performance of the Funds, current and anticipated market conditions, and other factors.

The Trustees considered the nature, extent, and quality of the services provided by RS Investments. In this regard, the Trustees took into account the experience and skills of the Funds’ portfolio management teams and of RS Investments’ senior management, and the time and attention devoted by each to the Funds. The Trustees considered the performance of each Fund

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Supplemental Information (unaudited) (continued)

while also considering its applicable investment objective and strategy and its overall expense ratio. The Trustees also received information throughout the year regarding the capabilities of RS Investments in securities trading, and changes in personnel in RS Investments’ trading staff. The Trustees also considered RS Investments’ significant responsibilities in monitoring the services provided by the Sub-Advisers.

The Trustees reviewed performance information for each Fund for various periods. That review included an examination of comparisons of the performance of the Funds to relevant securities indexes and various peer groups of mutual funds prepared by the independent Lipper and Morningstar organizations with respect to various periods, and relative rankings of the Funds compared to peer funds during various periods. The Trustees noted that, in his report, the Chief Compliance Officer had found that, except as noted below, no Fund appeared to have substantially lagged all peer mutual funds and indexes for all relevant periods. The Chief Compliance Officer noted specifically that each of RS Smaller Company Growth Fund, and RS High Yield Bond Fund had underperformed its peers’ averages for various periods. The Chief Compliance Officer noted that RS High Yield Bond Fund had experienced a significant portfolio manager change, and that RS Investments was engaging in internal discussions about plans to address the performance concerns of RS Smaller Company Growth Fund.

The Trustees considered the research and other similar services RS Investments receives from many of the broker-dealers with which it places the Funds’ (as well as other RS Investments clients’) portfolio transactions and from third parties with which these broker-dealers have arrangements. The Trustees receive information on those arrangements quarterly throughout the year and have the opportunity to discuss that information with representatives of RS Investments at the meetings. The Trustees considered the benefit to RS Investments and its affiliates from such services including that (1) the services are of value to RS Investments and its affiliates in advising RS Investments’ clients (including the Funds) and (2) RS Investments might otherwise be required to purchase some of these services for cash. The Trustees considered information provided to them quarterly during the year regarding the benefits to RS Investments of research and brokerage services provided in connection with so-called “bundled brokerage” arrangements. The Trustees concluded that these “soft dollar” relationships’ benefit to RS Investments was reasonable and that the Funds also benefited from them.

The Trustees reviewed detailed information regarding the various Sub-Advisers to the Funds, including information as to compliance with federal securities laws, capabilities and experience of portfolio management personnel and any changes in such personnel in the past year, financial information as to the Sub-Advisers, information as to their trading practices, and general information as to the pricing of the Sub-Advisers’ services.

The Trustees considered generally the nature and quality of the administrative services provided to the Funds by RS Investments and by GIS, including, among other things, changes in and enhancements to the firms’ personnel and capabilities, their performance during the course of the preceding year, and the responsiveness of senior management to the Trustees’ requests.

The Trustees noted a number of specific recent enhancements to the services provided by RS Investments, including, among others, the following factors cited by the Chief Compliance Officer:

•

RS Investments continues to integrate the respective RS and GIS organizations. Most of the changes have strengthened the organization and its ability to devote greater resources to the services provided to the Funds. Integration work continues, particularly with respect to the management of the New York office’s activities by personnel in San Francisco.

•

RS Investments has been responsive to concerns raised by the Trustees with respect to the performance of various Funds and the interaction of members across portfolio management teams in order to reduce the compartmentalization of RS Investments.

48	800-766-3863

•	RS Investments has invested in the firm by working to improve its portfolio management and client service activities, as well as by consulting outside experts about how best to improve the firm.

•	RS Investments has provided necessary staffing, training, and other compliance resources necessary for the Chief Compliance Officer to perform his responsibilities as the Chief Compliance Officer.

The Trustees also considered the Chief Compliance Officer’s conclusion that RS Investments provides high quality advisory and related services to the Funds.

After considering all of the information described above, including the Chief Compliance Officer’s written report, the Trustees unanimously voted to approve the continuation of the Advisory Agreements, including the advisory fees proposed in connection with that continuation, for the one-year period commencing August 31, 2008.

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s Web site at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

•

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ Web site at http://www.RSinvestments.com; and (iii) on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

www.RSinvestments.com	49

388 Market Street  San Francisco  CA  94111

www.RSinvestments.com	800-766-3863

EB 015642 (6/09)    SR931_SP500

09	SEMIANNUAL REPORT

Fixed Income Funds

RS Investment Quality Bond Fund

RS Low Duration Bond Fund

RS High Yield Bond Fund

RS Tax-Exempt Fund

RS Money Market Fund

6/30/09

Class A, B, C, K and Y Shares

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009. The views expressed in the investment team letters are those of the Fund’s portfolio manager(s) and are subject to change without notice. They do not necessarily represent the views of RS Investments or Guardian Investor Services LLC. The letters contain some forward-looking statements providing current expectations or forecasts of future events; they do not necessarily relate to historical or current facts. There can be no guarantee that any forward-looking statement will be realized. We undertake no obligation to publicly update forward-looking statements, whether as a result of new information, future events, or otherwise. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

CEO’s Letter

Terry R. Otton

CEO, RS Investments

Dear Fellow Shareholder,

We are of the opinion that we are nearing an end of the recession, though economic data still show mixed results. A powerful stock market rally from recent lows suggests that confidence in a potential recovery has increased and that a return to economic growth, albeit moderate, may be forthcoming.

In our last letter to you, we wrote that “in the midst of each (historical) recession, when the economic mood was at its bleakest, the market recovered in anticipation of improving results.” Much of the first quarter certainly felt like one of the bleakest environments on record. Through March 9, 2009, the S&P 500® Index was down 24.6% before reversing course and posting its biggest short-term rally since 1938, advancing more than 40% in just 67 trading days. Massive, coordinated government stimulus efforts across the globe reduced market fears of another Great Depression and increased liquidity in the credit markets, giving investors hope for a more stabilized market environment in the future.

While we’re encouraged by recent improvements, we’re not ready to sound the “all clear” signal. We remain cautious as our research and analytical efforts opportunistically use the recession to selectively stock the RS portfolios with many fresh names that we believe represent long-term opportunity. In many cases, we have taken advantage of investment opportunities at valuations we haven’t seen in decades.

The Value of Active Management

RS’s past success has been predicated on the consistency of our investment process and a focus on targeted, fundamental research. Our investment teams were certainly encouraged by the generally improved direction of the markets in the second quarter and are even more encouraged by the prospect that individual company fundamentals will matter again as economic conditions stabilize.

As fundamental investors, we believe our research can add significant value in a market where logic prevails over extreme pessimism or optimism over the long term. We believe rigorous fundamental research leads to a better understanding about a company’s prospects for the future. It’s not necessarily that we have more information, but rather, we believe our edge comes from our analysis of each business and our assessment of its unique set of opportunities and risks. Our investment process provides the foundation to make sound judgments about the future and, when our analysis warrants it, to invest with conviction.

Performance

We believe that our portfolios are well positioned to perform across different investment climates. During the most recent six-month period, the majority of our equity portfolios delivered results better than their respective benchmarks.

Additionally, our fixed income funds continued to provide competitive yields without taking undue risks. Over the long term, a prudent approach to bond investing has served shareholders of RS fixed income funds well. In fact, RS Tax-Exempt Fund was recognized by Lipper at the end of March as “the Best General Municipal Debt Fund over Five and Ten Years.” The award was based on the Fund’s risk-adjusted performance for the five- and 10-year periods ended December 31, 2008. We are proud of portfolio manager Alex Grant and the entire RS Fixed Income Team’s notable achievements on behalf of our shareholders.

Please see the Performance Update on page 6.

www.RSinvestments.com	1

CEO’s Letter (continued)

Positioning Portfolios for Potential Recovery

Small and mid cap equities often lead the way coming out of a recession. There’s no way to tell if that will hold true this time, but small and mid cap companies tend to be more sensitive to economic improvements. We believe many of these stocks are the “green shoots” of the next business cycle that the media pundits are constantly seeking.

Regardless of the economic cycle, we are attempting to position your portfolios to take advantage of long-term opportunities. I invite you to read closely the portfolio manager reports in the pages that follow. They reflect our investment teams’ current thinking on the opportunities we’re finding for long-term investments in your funds.

We provide a variety of solutions within the RS Funds lineup to satisfy our clients’ asset allocation and diversification objectives. The RS Funds are managed by distinct teams with significant experience and expertise in Value, Growth, International, and Fixed Income investing. When positioning your portfolio for the long term, we thought it would be helpful to share how some of our clients are using RS Funds to address current challenges and achieve their portfolio objectives:

Portfolio Challenges	Potential Solutions
Seeking a higher yield on cash or shorter-term investments and willing to assume some additional risk	RS Low Duration Bond Fund
Seeking protection against higher taxes through federally tax-exempt income	RS Tax-Exempt Fund
Seeking protection from potential future inflation as a result of massive global economic stimulus	RS Global Natural Resources Fund
Seeking to protect a portfolio against a devaluing U.S. dollar and/or participate in the growth of emerging economies	RS Emerging Markets Fund
Seeking exposure to small and mid cap companies	RS Partners Fund (small cap value) RS Value Fund (mid cap value) RS Small Cap Growth Fund RS Select Growth Fund (small and mid cap growth)
Seeking to invest in large-cap companies	RS Large Cap Alpha Fund RS Growth Fund

Looking Ahead

We suggest that you work with your financial advisor to review your portfolio while assessing some of the portfolio challenges you may be facing. Importantly, the market was unkind to many asset allocation strategies last year and may have pulled some portfolios out of long-term balance. A thorough review is always a good idea.

Today, more than ever, a trusted investment manager is critical. RS Investments is privately owned and financially strong. Our portfolio managers, analysts and business leaders have a significant ownership in our business, aligning our success directly with that of our clients and shareholders. Our partner and majority owner, The Guardian Life Insurance Company of America, is a 149-year-old company with a strong balance sheet and a long-term history of success.

2	800-766-3863

For over 23 years, we have served our clients with confidence, consistency, and a passion for research. Day in, day out, everything we do is focused on our fiduciary responsibilities to our clients and earning your trust over the long term.

Thank you for your continued support and for the confidence you have placed in us.

Sincerely,

Terry R. Otton

Chief Executive Officer

Performance quoted represents past performance and does not guarantee future results.

NOTE: Lipper rankings as of December 31, 2008 (based on risk-adjusted performance): RS Tax-Exempt Fund earned the #1 ranking out of 142 for the 10-year period: General Municipal Debt classification. This Fund ranked 8 out of 202 and 1 out of 193, for the three- and five-year periods respectively. Since the time of the award the rankings have changed. Current Lipper rankings as of June 30, 2009:

RS Tax-Exempt Fund earned the #3 ranking out of 151 for the ten year period: General Municipal Debt classification. This Fund ranked 20 out of 212 and 10 out of 196, for the three- and five-year periods respectively.

© 2009 REUTERS Lipper rankings are based on risk adjusted return with dividends reinvested and do not take into account or reflect sales charges. Lipper, a wholly owned subsidiary of Reuters, is a leading global provider of mutual fund information and analysis to fund companies, financial intermediaries, and media organizations. Lipper clients manage more than 95% of U.S. fund assets. The firm, founded in 1973 and headquartered in New York, tracks 125,000 funds worldwide through its offices in major financial capitals in North America, Europe, and Asia. Read the following Restrictions: Information on this page has been sourced from Lipper, a Reuters Company (“Lipper Content”). All such information is protected by copyright: © 2009 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper. Lipper and its parent and affiliated companies will not be liable for any errors or delays in the content, or for any actions taken in reliance thereon. LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company. For additional information on the other Lipper Services, please visit the Lipper Web site at www.lipperweb.com.

www.RSinvestments.com	3

Highlights

RS Funds Provide Specialized Expertise Across Investment Disciplines

The RS Investments Difference: > Distinct and specialized investment teams > Highly experienced investment professionals > Aligned with Shareholders

RS Fund Highlights – Long-Term Performance

The following RS Funds (Class A Shares) delivered top rankings in their respective classifications relative to their peers based on total return for the ten-year period, according to Lipper1 Analytical Services as of 6/30/09.

■	RS Tax-Exempt Fund: #2 Ranking	#2 out of 157 for the ten-year period: General Municipal Debt Classification. This Fund ranked 10 out of 238, 21 out of 218, and 5 out of 202, for the one-, three-, and five-year periods respectively.
■	RS Partners Fund: #3 Ranking	#3 out of 242 for the ten-year period: Small-Cap Core Classification. This Fund ranked 401 out of 768, 282 out of 617, and 85 out of 503, for the one-, three-, and five-year periods respectively.
■	RS Value Fund: #4 Ranking	#4 out of 63 for the ten-year period: Mid-Cap Value Classification. This Fund ranked 272 out of 291, 77 out of 235, and 18 out of 179, for one-, three-, and five-year periods respectively.
■	RS Technology Fund: #6 Ranking	#6 out of 21 for the ten-year period: Global Science/Technology Classification. This Fund ranked 27 out of 78, 25 out of 73, and 36 out 67, for the one-, three-, and five-year periods respectively.
■	RS Emerging Markets Fund: #9 Ranking	#9 out of 106 for the ten-year period: Emerging Markets Classification. This Fund ranked 99 out of 324, 43 out of 232, and 14 out of 183, for the one-, three-, and five-year periods respectively.

Performance quoted represents past performance and does not guarantee future results.

The information contained herein was obtained from sources we believe to be reliable and we have attempted to insure accuracy. Investors relying on information contained herein are encouraged to verify this information directly with the rating agency or through independent sources.

1	© 2009 REUTERS. Lipper rankings are based on total return with dividends reinvested and do not take into account or reflect sales charges. Lipper, a wholly-owned subsidiary of Reuters, is a leading global provider of mutual fund information and analysis to fund companies, financial intermediaries, and media organizations. Lipper clients manage more than 95% of U.S. fund assets. The firm, founded in 1973 and headquartered in New York, tracks 125,000 funds worldwide through its offices in major financial capitals in North America, Europe, and Asia. Read the following restrictions: Information on this page has been sourced from Lipper, a Reuters Company (“Lipper Content”). All such information is protected by copyright: © 2009 REUTERS. All rights reserved. Any copying, republication, or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper. Lipper and its parent companies will not be liable for any errors or delays in the content or for any actions taken in reliance thereon. LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company. For additional information on the other Lipper Services, please visit the Lipper Web site at http://www.lipperweb.com. Market volatility can affect short-term performance. Favorable ratings do not necessarily indicate positive returns. Please visit www.RSinvestments.com for more information on the RS Funds.

2	© 2009 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar, (2) may not he copied or distributed, and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of the information. Past performance does not guarantee future results. Please note, some of the Morningstar proprietary calculations, including the Morningstar Rating™, are not customarily calculated based on adjusted historical returns. The evaluation of this investment does not affect the retail mutual fund data published by Morningstar. For each retail mutual fund with at least three-year history, Morningstar calculates a Morningstar Rating™ based on Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morning-star Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. This investment’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

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More RS Fund Highlights – Morningstar Ratings2

The following RS Funds (Class A Shares) earned high ratings relative to their Morningstar peers based on risk-adjusted returns as of 6/30/09.

Morningstar Rating™
		Overall	3 Year	5 Year	10 Year
RS Value Funds
RS Partners Fund	Small Blend Category without sales charge	« ««« (out of 570 funds)	« «« (out of 570 funds)	« ««« (out of 465 funds)	««««« (out of 231 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 570 funds)	««« (out of 570 funds)	«««« (out of 465 funds)	««««« (out of 231 funds)
RS Value Fund	Mid-Cap Blend Category without sales charge	« ««« (out of 382 funds)	« «« (out of 382 funds)	« ««« (out of 293 funds)	««««« (out of 144 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 382 funds)	««« (out of 382 funds)	«««« (out of 293 funds)	«««« (out of 144 funds)
RS Large Cap Alpha Fund	Large Blend Category without sales charge	« ««« (out of 1,740 funds)	« «««« (out of 1,740 funds)	« «««« (out of 1,363 funds)	«« (out of 683 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 1,740 funds)	««««« (out of 1,740 funds)	««««« (out of 1,363 funds)	«« (out of 683 funds)
RS Global Natural Resources Fund	Natural Resources Category without sales charge	« ««« (out of 106 funds)	« «« (out of 106 funds)	« ««« (out of 77 funds)	««««« (out of 47 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 106 funds)	«« (out of 106 funds)	««« (out of 77 funds)	«««« (out of 47 funds)
RS Growth Funds
RS Technology Fund	Technology Category without sales charge	« «« (out of 215 funds)	« «« (out of 215 funds)	« « (out of 194 funds)	«««« (out of 75 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 215 funds)	««« (out of 215 funds)	«« (out of 194 funds)	«««« (out of 75 funds)
RS International Funds
RS Emerging Markets Fund	Diversified Emerging Markets Category without sales charge	« ««« (out of 256 funds)	« ««« (out of 256 funds)	« ««« (out of 200 funds)	«««« (out of 120 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 256 funds)	««« (out of 256 funds)	«««« (out of 200 funds)	«««« (out of 120 funds)
RS Fixed Income Funds

RS Low Duration Bond Fund	Short-Term Bond Category without sales charge	« ««« (out of 358 funds)	« ««« (out of 358 funds)	« ««« (out of 301 funds)	N/A
	including the effect of sales charges, loads, and redemption fees	««« (out of 358 funds)	««« (out of 358 funds)	««« (out of 301 funds)	N/A
RS High Yield Bond Fund	High Yield Bond Category without sales charge	« ««« (out of 478 funds)	« ««« (out of 478 funds)	« ««« (out of 404 funds)	««« (out of 252 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 478 funds)	««« (out of 478 funds)	««« (out of 404 funds)	««« (out of 252 funds)
RS Tax-Exempt Fund	Muni National Long Category without sales charge	« ««« (out of 245 funds)	« ««« (out of 245 funds)	« «««« (out of 227 funds)	«««« (out of 199 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 245 funds)	««« (out of 245 funds)	«««« (out of 227 funds)	«««« (out of 199 funds)

Performance quoted represents past performance and does not guarantee future results.

www.RSinvestments.com	5

Performance Update

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds
RS Partners Fund[1] Class A	RSPFX	7/12/95
without sales charge			17.22%	-25.52%	-9.82%	0.89%	10.84%	10.16%
with maximum sales charge			11.64%	-29.05%	-11.27%	-0.09%	10.31%	9.78%
Class K	RSPKX	10/13/06
without sales charge			17.09%	-25.73%	—	—	—	-11.49%
Class Y	RSPYX	5/1/07
without sales charge			17.45%	-25.41%	—	—	—	-18.32%
RS Value Fund Class A	RSVAX	6/30/93
without sales charge			12.14%	-33.02%	-8.83%	1.63%	7.69%	4.88%
with maximum sales charge			6.80%	-36.21%	-10.29%	0.65%	7.17%	4.56%
Class C	RVACX	5/1/07
without sales charge			11.78%	-33.48%	—	—	—	-20.54%
with sales charge			10.78%	-34.13%	—	—	—	-20.54%
Class K	RSVKX	12/4/06
without sales charge			12.04%	-33.22%	—	—	—	-14.34%
Class Y	RSVYX	5/1/07
without sales charge			12.39%	-32.74%	—	—	—	-19.69%

[1]	RS Partners Fund is currently offered (by purchase or exchange) only to investors purchasing shares through certain financial intermediaries.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Partners Fund Class A, K, and Y shares are 1.53%, 1.88%, and 1.32%, respectively; for RS Value Fund Class A, C, K, and Y shares are 1.41%, 2.14%, 1.82%, and 1.05%, respectively. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

6	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Large Cap Alpha Fund Class A	GPAFX	6/1/72
without sales charge			3.13%	-23.57%	-1.39%	1.29%	-2.44%	11.43%
with maximum sales charge			-1.76%	-27.20%	-2.98%	0.31%	-2.91%	11.28%
Class B	GUPBX	5/1/96
without sales charge			2.59%	-24.12%	-2.26%	0.33%	-3.18%	3.20%
with sales charge			-0.41%	-26.40%	-2.92%	0.13%	-3.18%	3.20%
Class C	RCOCX	8/7/00
without sales charge			2.76%	-24.16%	-2.18%	0.33%	—	-6.11%
with sales charge			1.76%	-24.91%	-2.18%	0.33%	—	-6.11%
Class K	RCEKX	5/15/01
without sales charge			2.92%	-23.84%	-1.77%	0.91%	—	-1.64%
Class Y	RCEYX	5/1/07
without sales charge			3.24%	-23.40%	—	—	—	-11.00%
RS Investors Fund Class A	RSINX	11/15/05
without sales charge			25.90%	-35.41%	-9.98%	—	—	-6.81%
with maximum sales charge			19.86%	-38.47%	-11.43%	—	—	-8.05%
Class C	RIVCX	7/24/07
without sales charge			22.09%	-36.43%	—	—	—	-24.70%
with maximum sales charge			21.09%	-36.97%	—	—	—	-24.70%
Class K	RSIKX	1/3/07
without sales charge			25.12%	-36.69%	—	—	—	-17.71%
Class Y	RSIYX	5/1/07
without sales charge			26.32%	-35.50%	—	—	—	-21.43%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of its predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Large Cap Alpha Fund Class A, B, C, K and Y shares are 0.95%, 1.82%, 1.74%, 1.34%, and 0.71% respectively; for RS Investors Fund Class A, C, K and Y shares are 1.98%, 4.15%, 3.23%, and 1.70%, respectively. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	7

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Global Natural Resources Fund Class A	RSNRX	11/15/95
without sales charge			17.81%	-45.33%	-6.78%	9.89%	12.65%	9.46%
with maximum sales charge			12.21%	-47.93%	-8.28%	8.83%	12.11%	9.07%
Class C	RGNCX	5/1/07
without sales charge			17.32%	-45.83%	—	—	—	-14.57%
with sales charge			16.32%	-46.37%	—	—	—	-14.57%
Class K	RSNKX	12/4/06
without sales charge			17.49%	-45.66%	—	—	—	-9.26%
Class Y	RSNYX	5/1/07
without sales charge			17.97%	-45.14%	—	—	—	-13.48%
RS Large Cap Value Fund Class A	RLCVX	2/3/03
without sales charge			1.11%	-29.74%	-11.92%	-3.07%	—	2.33%
with maximum sales charge			-3.76%	-33.10%	-13.33%	-4.00%	—	1.55%
Class B	RLVBX	2/3/03
without sales charge			0.79%	-30.30%	-12.59%	-3.78%	—	1.57%
with sales charge			-2.21%	-32.13%	-13.01%	-3.90%	—	1.57%
Class C	RLCCX	2/3/03
without sales charge			0.63%	-30.36%	-12.61%	-3.80%	—	1.56%
with sales charge			-0.37%	-30.96%	-12.61%	-3.80%	—	1.56%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Global Natural Resources Fund Class A, C, K and Y shares are 1.50%, 2.35%, 2.12%, and 1.20% respectively; for RS Large Cap Value Fund Class A, B, C, and K shares are 1.36%, 2.11%, 2.09%, and 1.72%, respectively. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

8	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Large Cap Value Fund (continued)
Class K	RLCKX	2/3/03
without sales charge			0.79%	-30.11%	-12.23%	-3.38%	—	2.01%
Growth Funds
RS Small Cap Growth Fund Class A	RSEGX	11/30/87
without sales charge			16.83%	-25.14%	-8.38%	-2.52%	-1.84%	11.86%
with maximum sales charge			11.29%	-28.69%	-9.85%	-3.47%	-2.32%	11.60%
Class C	REGWX	9/6/07
without sales charge			16.15%	-26.43%	—	—	—	-22.93%
with sales charge			15.15%	-27.16%	—	—	—	-22.93%
Class K	RSEKX	1/22/07
without sales charge			16.45%	-25.84%	—	—	—	-12.94%
Class Y	RSYEX	5/1/07
without sales charge			17.05%	-24.86%	—	—	—	-15.64%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Large Cap Value Fund Class A, B, C, and K shares are 1.36%, 2.11%, 2.09%, and 1.72%, respectively; for RS Small Cap Growth Fund Class A, C, K, and Y shares are 1.51%, 3.13%, 2.42%, and 1.18%, respectively. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security. The values of mortgage-backed securities depend on the credit quality and adequacy of the underlying assets or collateral and may be highly volatile.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	9

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Smaller Company Growth Fund Class A	RSSGX	8/15/96
without sales charge			13.35%	-28.16%	-13.91%	-5.35%	1.35%	5.39%
with maximum sales charge			7.99%	-31.59%	-15.29%	-6.27%	0.86%	4.99%
Class C	RSGWX	1/2/08
without sales charge			12.44%	-29.87%	—	—	—	-30.53%
with maximum sales charge			11.44%	-30.56%	—	—	—	-30.53%
Class K	RSSKX	3/2/07
without sales charge			12.86%	-29.01%	—	—	—	-19.13%
Class Y	RSMYX	5/1/07
without sales charge			13.57%	-27.94%	—	—	—	-21.37%
RS Select Growth Fund Class A	RSDGX	8/1/96
without sales charge			17.37%	-28.43%	-7.60%	-4.42%	-0.21%	7.84%
with maximum sales charge			11.81%	-31.82%	-9.09%	-5.35%	-0.70%	7.43%
Class C	RSGFX	11/15/07
without sales charge			15.94%	-29.46%	—	—	—	-25.06%
with sales charge			14.94%	-30.17%	—	—	—	-25.06%
Class K	RSDKX	2/12/07
without sales charge			16.66%	-29.90%	—	—	—	-14.15%
Class Y†	RSSYX	5/1/09
without sales charge			—	—	—	—	—	0.29%

†	RS Select Growth Fund Class Y Shares (Inception date: 5/1/09) “since inception” return is not annualized and represents cumulative total return.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Smaller Company Growth Fund Class A, C, K, and Y shares are 1.57%, 3.86%, 2.73%, and 1.30%, respectively; for RS Select Growth Fund Class A, C, K , and Y shares are 1.72%, 2.38%, 3.72%, and 1.40%, respectively. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

10	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Mid Cap Growth Fund Class A	RSMOX	7/12/95
without sales charge			9.91%	-38.45%	-13.81%	-4.64%	-0.84%	5.69%
with maximum sales charge			4.72%	-41.38%	-15.20%	-5.57%	-1.32%	5.32%
Class C	RMOCX	5/21/07
without sales charge			9.12%	-39.09%	—	—	—	-26.14%
with sales charge			8.12%	-39.67%	—	—	—	-26.14%
Class K	RSMKX	12/4/06
without sales charge			9.42%	-38.98%	—	—	—	-18.90%
Class Y	RMOYX	5/1/07
without sales charge			10.15%	-38.20%	—	—	—	-23.01%
RS Growth Fund Class A	RSGRX	5/12/92
without sales charge			7.04%	-29.63%	-9.18%	-2.01%	-2.28%	7.54%
with maximum sales charge			1.91%	-32.99%	-10.65%	-2.96%	-2.75%	7.24%
Class C	RGWCX	6/29/07
without sales charge			6.07%	-30.35%	—	—	—	-21.63%
with sales charge			5.07%	-31.03%	—	—	—	-21.63%
Class K	RSGKX	11/27/06
without sales charge			6.64%	-30.16%	—	—	—	-13.88%
Class Y	RGRYX	5/1/07
without sales charge			7.02%	-29.46%	—	—	—	-17.41%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Mid Cap Growth Fund Class A, C, K, and Y shares are 1.36%, 2.35%, 2.16%, and 1.06%, respectively; for RS Growth Fund Class A, C, K, and Y shares are 1.34%, 2.70%, 2.09%, and 1.06%, respectively. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	11

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Technology Fund Class A	RSIFX	11/15/95
without sales charge			39.41%	-17.82%	-1.78%	-0.93%	-1.04%	6.02%
with maximum sales charge			32.85%	-21.73%	-3.36%	-1.89%	-1.52%	5.64%
Class C	RINCX	5/2/07
without sales charge			38.23%	-18.85%	—	—	—	-11.52%
with sales charge			37.23%	-19.66%	—	—	—	-11.52%
Class K	RIFKX	1/19/07
without sales charge			39.09%	-18.49%	—	—	—	-6.89%
Class Y	RIFYX	5/1/07
without sales charge			39.77%	-17.47%	—	—	—	-9.90%
RS Small Cap Equity Fund Class A	GPSCX	5/1/97
without sales charge			9.78%	-20.22%	-6.64%	-0.93%	4.22%	5.37%
with maximum sales charge			4.61%	-24.01%	-8.14%	-1.88%	3.71%	4.95%
Class B	GUCBX	5/6/97
without sales charge			9.14%	-21.01%	-7.59%	-1.93%	3.43%	4.48%
with sales charge			6.14%	-23.35%	-8.02%	-2.02%	3.43%	4.48%
Class C	RSCCX	8/7/00
without sales charge			9.35%	-20.96%	-7.43%	-1.81%	—	-1.48%
with sales charge			8.35%	-21.74%	-7.43%	-1.81%	—	-1.48%
Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Technology Fund Class A, C, K, and Y shares are 1.69%, 2.89%, 2.67%, and 1.36%, respectively; for RS Small Cap Equity Fund Class A, B, C, K, and Y shares are 1.30%, 2.31%, 2.08%, 1.70%, and 1.03%, respectively. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

12	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Small Cap Equity Fund (continued)
Class K	RSCKX	5/15/01
without sales charge			9.67%	-20.53%	-6.98%	-1.26%	—	1.71%
Class Y	RSCYX	5/1/07
without sales charge			9.93%	-20.08%	—	—	—	-16.12%
International Funds
RS International Growth Fund Class A	GUBGX	2/16/93
without sales charge			9.84%	-32.59%	-7.16%	2.82%	-0.49%	4.74%
with maximum sales charge			4.60%	-35.78%	-8.64%	1.83%	-0.97%	4.43%
Class B	GBGBX	5/1/96
without sales charge			9.56%	-33.05%	-7.94%	1.80%	-1.37%	1.72%
with sales charge			6.56%	-35.05%	-8.54%	1.62%	-1.37%	1.72%
Class C	RIGCX	8/7/00
without sales charge			9.41%	-33.16%	-7.88%	1.93%	—	-3.00%
with sales charge			8.41%	-33.83%	-7.88%	1.93%	—	-3.00%
Class K	RIGKX	5/15/01
without sales charge			9.76%	-32.77%	-7.47%	2.53%	—	0.05%
Class Y†	RSIGX	3/10/09
without sales charge			—	—	—	—	—	40.98%
RS Emerging Markets Fund Class A	GBEMX	5/1/97
without sales charge			42.75%	-27.76%	3.75%	16.75%	12.65%	8.46%
with maximum sales charge			35.92%	-31.20%	2.09%	15.61%	12.11%	8.03%
Class B	REMBX	5/6/97
without sales charge			42.22%	-28.36%	2.91%	15.74%	11.52%	7.23%
with sales charge			39.22%	-30.49%	2.41%	15.62%	11.52%	7.23%

†	RS International Growth Fund Class Y Shares (inception date: 3/10/09) “since inception” return is not annualized and represents cumulative total return.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Small Cap Equity Fund Class A, B, C, K, and Y shares are 1.30%, 2.31%, 2.08%, 1.70%, and 1.03%, respectively; for RS International Growth Fund Class A, B, C, K, and Y shares are 1.50%, 2.35%, 2.23%, 1.86%, and 1.21%, respectively; for RS Emerging Markets Fund Class A, B, C, K, and Y shares are 1.58%, 2.31%, 2.31%, 1.94%, and 1.30%, respectively. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	13

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to- Date	1 Year	3 Years	5 Years	10 Years	Since Inception
International Funds (continued)
RS Emerging Markets Fund (continued)
Class C	REMGX	8/7/00
without sales charge			42.32%	-28.28%	3.00%	15.82%	—	10.12%
with sales charge			41.32%	-28.99%	3.00%	15.82%	—	10.12%
Class K	REMKX	5/15/01
without sales charge			42.53%	-27.93%	3.39%	16.35%	—	14.65%
Class Y†	RSENX	5/1/09
without sales charge			—	—	—	—	—	59.17%
Fixed Income Funds
RS Investment Quality Bond Fund Class A	GUIQX	2/16/93
without sales charge			4.23%	3.38%	4.89%	3.96%	5.20%	5.24%
with maximum sales charge			0.36%	-0.55%	3.55%	3.18%	4.80%	4.99%
Class B	RIQBX	8/7/00
without sales charge			3.84%	2.50%	4.07%	3.17%	—	4.55%
with sales charge			0.84%	-0.46%	3.46%	2.99%	—	4.55%
Class C	RIQCX	8/7/00
without sales charge			3.73%	2.50%	4.07%	3.16%	—	4.46%
with sales charge			2.73%	1.52%	4.07%	3.16%	—	4.46%
Class K	RIQKX	5/15/01
without sales charge			4.02%	2.97%	4.47%	3.55%	—	4.37%
Class Y†	RSQYX	5/12/09
without sales charge			—	—	—	—	—	1.13%

†

RS Emerging Markets Fund Class Y Shares (Inception date: 5/12/09) and RS Investment Quality Bond Fund Class Y Shares (Inception date: 5/12/09) “since inception” returns are not annualized and represent cumulative total returns.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Emerging Markets Fund Class A, B, C, K, and Y shares are 1.58%, 2.31%, 2.31%, 1.94%, and 1.30%, respectively; for RS Investment Quality Bond Fund Class A, B, C, K, and Y shares are 1.01%, 1.82%, 1.80%, 1.39%, and 0.85%, respectively. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75% for RS Emerging Markets Fund and 3.75% for RS Investment Quality Bond Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in high-technology and Internet-related sectors may be highly volatile. Companies in these sectors operate in markets that are characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, enhancements and changing customer demands.

International investing involves special risks, which include changes in currency rates, foreign taxation and differences in auditing standards and securities regulations, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

14	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Fixed Income Funds (continued)
RS Low Duration Bond Fund Class A	RLDAX	7/30/03
without sales charge			2.74%	4.37%	4.86%	3.60%	—	3.24%
with maximum sales charge			0.40%	1.99%	4.08%	3.13%	—	2.85%
Class B	RLDBX	7/30/03
without sales charge			2.36%	3.59%	4.08%	2.83%	—	2.47%
with sales charge			-0.64%	0.59%	3.46%	2.65%	—	2.32%
Class C	RLDCX	7/30/03
without sales charge			2.36%	3.59%	4.08%	2.83%	—	2.47%
with sales charge			1.36%	2.59%	4.08%	2.83%	—	2.47%
Class K	RLDKX	7/30/03
without sales charge			2.53%	3.95%	4.44%	3.19%	—	2.83%
Class Y†	RSDYX	5/12/09
without sales charge			—	—	—	—	—	0.73%
RS High Yield Bond Fund Class A	GUHYX	9/1/98
without sales charge			18.96%	-2.78%	1.19%	3.15%	3.24%	3.85%
with maximum sales charge			14.52%	-6.46%	-0.09%	2.38%	2.84%	3.48%
Class B	RHYBX	9/1/98
without sales charge			18.53%	-3.37%	0.43%	2.38%	2.58%	3.18%
with sales charge			15.53%	-6.04%	-0.11%	2.24%	2.58%	3.18%
Class C	RHYCX	8/7/00
without sales charge			18.53%	-3.36%	0.43%	2.39%	—	2.97%
with sales charge			17.53%	-4.25%	0.43%	2.39%	—	2.97%
Class K	RHYKX	5/15/01
without sales charge			18.73%	-3.17%	0.78%	2.72%	—	4.07%
Class Y†	RSYYX	5/12/09
without sales charge			—	—	—	—	—	3.44%
RS Tax-Exempt Fund Class A	GUTEX	2/16/93
without sales charge			5.09%	4.99%	3.77%	4.23%	5.01%	4.78%
with maximum sales charge			1.14%	1.01%	2.47%	3.44%	4.61%	4.54%
Class C	RETCX	8/7/00
without sales charge			4.81%	4.21%	3.00%	3.45%	—	4.28%
with sales charge			3.81%	3.21%	3.00%	3.45%	—	4.28%
Class Y†	RSTYX	5/12/09
without sales charge			—	—	—	—	—	-1.09%

†

RS Low Duration Fund Class Y Shares (Inception date: 5/12/09), RS High Yield Bond Fund Class Y Shares (Inception date: 5/12/09), and RS Tax-Exempt Fund Class Y Shares (Inception date: 5/12/09) “since inception” returns are not annualized and represent cumulative total returns.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The total gross annual operating expense ratio as of the most current prospectus for RS Low Duration Bond Fund Class A, B, C, K, and Y shares are 1.23%, 1.94%, 1.93%, 1.56%, and 0.81%, respectively; for RS High Yield Bond Fund Class A, B, C, K, and Y shares are 1.18%, 1.97%, 1.93%, 1.57%, and 1.01%, respectively; for RS Tax-Exempt Fund Class A, C, and Y shares are 0.96%, 1.73%, and 0.81%, respectively. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 2.25% for RS Low Duration Bond Fund and 3.75% for RS High Yield Bond Fund and RS Tax-Exempt Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

An investment in a bond fund exposes you to the general risk of investing in debt markets. These risks include interest rate risk, credit risk and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. High yield bond investing includes special risks. Investments in lower rated and unrated debt securities are subject to a greater loss of principal and interest than investments in higher rated securities.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	15

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

		Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Fixed Income Funds (continued)
RS Money Market Fund Class A		GCMXX	9/13/82
without sales charge				0.03%	0.69%	2.84%	2.67%	2.60%	4.67%
Class B		RMBXX	5/1/96
without sales charge	7-Day Yield (Class A Shares) †			0.02%	0.34%	2.21%	2.08%	2.22%	2.92%
with sales charge	as of 6/30/09			-2.98%	-2.66%	1.57%	1.90%	2.22%	2.92%
Class C	with subsidy 0.05%	RMCXX	8/7/00
without sales charge	without subsidy -0.18%			0.02%	0.34%	2.22%	2.08%	—	1.74%
with sales charge				-0.98%	-0.66%	2.22%	2.08%	—	1.74%
Class K		RMKXX	5/15/01
without sales charge				0.02%	0.50%	2.51%	2.33%	—	1.69%
Other
RS S&P 500 Index Fund Class A		GUSPX	8/7/00
without sales charge				3.29%	-26.21%	-8.59%	-2.63%	—	-3.84%
with maximum sales charge				0.16%	-28.40%	-9.51%	-3.22%	—	-4.17%
Class B		RSPBX	8/7/00
without sales charge				2.56%	-26.98%	-9.33%	-3.43%	—	-4.51%
with sales charge				-0.44%	-29.17%	-9.93%	-3.61%	—	-4.51%
Class C		RSAPX	8/7/00
without sales charge				2.81%	-26.80%	-9.29%	-3.38%	—	-4.62%
with sales charge				1.81%	-27.51%	-9.29%	-3.38%	—	-4.62%
Class K		RSPIX	5/15/01
without sales charge				2.97%	-26.61%	-8.97%	-3.07%	—	-3.09%

†	The “7-Day Yield” quotations more closely reflects the current earnings of the RS Money Market Fund than the “Average Annual Total Returns” quotations.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The total gross annual operating expense ratio as of the most current prospectus for RS Money Market Fund Class A, B, C, and K shares are 0.85%, 1.84%, 1.68%, and 1.25%, respectively; for RS S&P 500 Index Fund Class A, B, C, and K shares are 0.74%, 1.61%, 1.56%, and 1.14%, respectively. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 3.00% for RS S&P 500 Index Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class A shares of RS Money Market Fund and Class K shares of any Fund. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

An investment in a bond fund exposes you to the general risk of investing in debt markets. These risks include interest rate risk, credit risk and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. High yield bond investing includes special risks. Investments in lower rated and unrated debt securities are subject to a greater loss of principal and interest than investments in higher rated securities.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

16	800-766-3863

This Page Intentionally Left Blank

www.RSinvestments.com	17

Investment Team Biographies

Our People – A Commitment to Quality

At RS Investments, we believe our people and their processes are what set us apart and differentiate our family of funds. By building on a foundation of quality individuals, with exceptional educational backgrounds, extensive investment experience, and a wide variety of professional experience and knowledge, we have established a most remarkable organization.

RS Investments (RS) is the investment adviser for the RS Funds. Guardian Investor Services LLC (GIS) serves as investment subadviser for RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund, and RS Money Market Fund.

Howard W. Chin

Howard W. Chin has been a co-portfolio manager of RS Investment Quality Bond Fund since 1998* and of RS Low Duration Bond Fund since 2003.* Howard has been a managing director at Guardian Life since 1997. He also manages part of the fixed-income assets of Guardian Life and the fixed-income assets for other GIS subsidiaries. Prior to joining Guardian Life, he spent four years as a strategist at Goldman Sachs & Company. Howard earned a B.S. in engineering from Polytechnic Institute of New York and an M.B.A. from the University of California at Berkeley.

Robert J. Crimmins, Jr.

Robert J. Crimmins, Jr. has been a co-portfolio manager of RS Investment Quality Bond Fund and of RS Low Duration Bond Fund since 2004.* Robert has been a managing director of Guardian Life since 2004. From 2001 to 2004, Robert was a senior director at Guardian Life and prior to that, he was an assistant vice president of fixed-income investments of Guardian Life. Robert holds a B.A. in finance from St. John’s University and an M.B.A. from Fordham University.

18	800-766-3863

Alexander M. Grant, Jr.

Alexander M. Grant, Jr. has been a manager of RS Tax-Exempt Fund since 1993* and of RS Money Market Fund since 1986.* Alexander has been a managing director at Guardian Life since 1999 and has managed Guardian Life’s tax-exempt assets since 1993. Alexander holds a B.A. in English from State University of New York at Buffalo.

Marc Gross

Marc Gross has been a member of the investment management team of RS High Yield Bond Fund since July 2008. He is a senior director of Guardian Life. Marc is responsible for issuer and security selection for the Fund, as well as industry allocations. Prior to joining Guardian Life as a senior credit analyst in 2005, he was employed by the Clinton Group, a registered investment adviser, where he was responsible for high yield and distressed credit analysis, idea generation and trade execution. From 2002 to 2004, Marc worked as a senior analyst at RBC Dain Rauscher, where he focused on special situations research and trading in high yield securities. Marc holds a B.A. in history from the University of North Carolina at Chapel Hill and an M.B.A. in finance from the New York University Stern School of Business.

Howard G. Most

Howard G. Most has been a member of the investment management team of RS High Yield Bond Fund since July 2008. Howard is a managing director and head of fixed income credit research at Guardian Life. He is the head of research for the Fund’s investment team, responsible for overseeing the analyst team that provides the investment research that is used in making industry, issuer, and security selections. Howard has over 20 years of investment experience, and is responsible for oversight of the credit analyst team at Guardian Life. Prior to joining Guardian Life in 1998, he was a managing director at Salomon Smith Barney, having earlier been at UBS Securities and Drexel Burnham Lambert. Howard began his bond research career at Moody’s Investors Service and Standard & Poor’s Corporation. Howard received a B.A. from City College of New York, a J.D. from Fordham University, and an M.B.A. from Columbia University.

www.RSinvestments.com	19

Investment Team Biographies (continued)

Martin Vernon

Martin Vernon has been a co-portfolio manager of RS Money Market Fund since May 2009. Martin also serves as the team’s Federal Reserve analyst, closely following and assessing Fed activities by reviewing Federal Reserve meetings, statements, speeches and policy papers to gauge the potential future impact of Fed policy on the Series’ investment outlook. Martin joined Guardian Life in 1997, working in operations and then investment reporting. He joined the trading desk of Guardian Life in 2004, serving as a money market trader. He has over 7 years of investment experience, having worked previously for two years at a private investment company, Marshal Wolf Investments. Martin holds a B.A. from Queens University Belfast with a concentration in political science, a Post Graduate Diploma in Public Administration and Law from the University of Ulster, and an M.B.A. in Finance from St. John’s University.

*	Includes service as a portfolio manager or co-portfolio manager, as applicable, of the Fund’s predecessor fund for periods prior to October 9, 2006, the commencement of operations of the Fund.

The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Funds. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the Prospectus or visit our Web site at www.RSinvestments.com.

20	800-766-3863

RS Investment Quality Bond Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Highlights

•

Despite a weak economic environment, most areas of the fixed income market showed renewed strength in the first half of 2009 as the Federal Reserve, the U.S. Treasury Department and the Federal Deposit Insurance Corporation (FDIC) continued to take steps to restore liquidity and stabilize financial markets.

•

RS Investment Quality Bond Fund delivered a positive return over the period, while also outperforming its benchmark index. Relative performance was largely supported by the Fund’s overweighting in corporate bonds.

•	Given continued economic uncertainty, the Fund has maintained a moderate overall risk level.

Market Overview

Financial markets continued to sell off in early 2009, amid heightened fears of a global economic downturn and sharp cutbacks in consumer and corporate spending. The Federal Reserve, the U.S. Treasury Department and the FDIC responded to deepening economic concerns with a number of initiatives designed to stabilize the financial system and encourage the flow of credit. The program that arguably had the biggest impact on interest rates was the Fed’s decision to purchase up to $300 billion in Treasury bonds and up to $1.25 trillion in mortgage-backed securities (MBS) through the end of the year. This program initially helped to ease capital costs and mortgage rates, which had remained elevated despite a federal funds rate anchored near zero.

Economic fears eased somewhat in the second quarter as investors began to hope that coordinated government efforts would work to underpin financial markets and jumpstart the economy. Against this backdrop, investor flight to the safety of the Treasury market slowed and Treasury yields moved higher. The two-year Treasury yield increased from 0.76% at the end of 2008 to 1.11% as of June 30, 2009, while the 10-year Treasury yield increased from 2.21% to 3.53%.

Other areas of the fixed income market generated positive results as spreads over the Treasury market nar-

rowed. Corporate bond performance was especially strong during the second quarter, while MBS, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) also performed well relative to similar-duration Treasury bonds. While consistent buying by the Fed and Treasury drove down mortgage rates early in the year, these purchases were not enough to offset the impact of rising Treasury yields. As a result, mortgage rates again turned higher in the second quarter, crimping homeowners’ refinancing efforts.

Performance

RS Investment Quality Bond Fund (Class A Shares) returned 4.23% for the six-month period ended June 30, 2009 while the Barclays Capital U.S. Aggregate Bond Index2 returned 1.90% for the period.

Portfolio Review

While the Fund started 2009 with a neutral positioning in the corporate bond sector relative to the benchmark, we added to this weighting as we invested in many new corporate issuances early in the period. We were able to add exposure to higher rated corporate bonds that we believed were attractively valued and that subsequently outperformed in the secondary market. As a result, the Fund came into the second quarter with a slight overweighting in the corporate bond sector, which we continued to increase over the final three months of the period. This positioning proved favorable for the Fund’s relative performance as the corporate bond sector as a whole outperformed. In addition, relative performance was also assisted by our decision to overweight lower rated investment grade bonds, which performed better than higher rated securities, especially in the second quarter.

The Fund’s significant overweighting in the ABS and CMBS sectors also aided relative performance in the second quarter as both sectors outperformed comparable maturity Treasury securities. Furthermore, relative returns also benefited from substantial exposure to AAA-rated credit card and auto-loan ABS, which together accounted for much of the Fund’s ABS exposure.

www.RSinvestments.com	21

RS Investment Quality Bond Fund (continued)

On a negative note, the Fund’s underweighting in agency MBS detracted from relative performance. Nonetheless, the resulting performance shortfall was more than offset by higher allocations to the outperforming ABS and CMBS sectors, which both performed substantially better than agency MBS.

Given the risk/reward profiles we are seeing in the market at this time, we believe that the non-Treasury segments of the fixed income market should continue to provide value. Furthermore, we believe that these securities remain, in most cases, attractively valued from a historic perspective.

Outlook

As we look ahead, we acknowledge that large structural changes and policy uncertainty could keep fixed income market performance volatile in the near-term. From an economic standpoint, we expect growth to remain tepid in the second half of 2009 and into 2010. While inflation is not expected to be a big concern this year, some policy measures undertaken in the recent crisis could have longer-term inflationary implications. In this environment, we believe that strict adherence to our investment discipline will best serve the Fund and the Fund’s shareholders, regardless of the underlying economic environment. We thank you for your continued confidence and appreciate the opportunity to put our experience to work on your behalf.

Sincerely,

Howard W. Chin Co-Portfolio Manager	Robert J. Crimmins, Jr. Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Bond funds are subject to interest rate risk, credit risk, and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. The values of mortgage-backed securities depend on the credit quality and adequacy of the underlying assets or collateral and may be highly volatile.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

22	800-766-3863

Total Net Assets: $142,829,312	Data as of June 30, 2009

Asset Allocation

Bond Quality

Source: Moody’s, Standard and Poors, Fitch Investors Service.

www.RSinvestments.com	23

RS Investment Quality Bond Fund (continued)

Top Ten Holdings[1]

Company	Coupon	Maturity Date	Percentage of Total Net Assets
FNMA Mortgage Pass-Through	5.000%	12/1/2038	4.33%
U.S. Treasury Notes	2.625%	6/30/2014	3.77%
FNMA Mortgage Pass-Through	5.000%	6/1/2038	2.14%
U.S. Treasury Notes	1.875%	6/15/2012	1.83%
U.S. Treasury Notes	3.125%	5/15/2019	1.80%
FNMA Mortgage Pass-Through	5.000%	4/1/2037	1.77%
FHLMC 3227 PR CMO	5.500%	9/15/2035	1.67%
FNMA Mortgage Pass-Through	4.500%	4/1/2039	1.52%
FNMA Mortgage Pass-Through	5.500%	10/1/2038	1.41%
FNMA Mortgage Pass-Through	5.000%	4/1/2034	1.31%
Total			21.55%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

2	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is generally considered to be representative of U.S. bond market activity. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	2/16/93
without sales charge		4.23%	3.38%	4.89%	3.96%	5.20%	5.24%
with maximum sales charge		0.36%	-0.55%	3.55%	3.18%	4.80%	4.99%
Class B Shares	8/7/00
without sales charge		3.84%	2.50%	4.07%	3.17%	—	4.55%
with sales charge		0.84%	-0.46%	3.46%	2.99%	—	4.55%
Class C Shares	8/7/00
without sales charge		3.73%	2.50%	4.07%	3.16%	—	4.46%
with sales charge		2.73%	1.52%	4.07%	3.16%	—	4.46%
Class K Shares	5/15/01
without sales charge		4.02%	2.97%	4.47%	3.55%	—	4.37%
Class Y Shares**	5/12/09
without sales charge		—	—	—	—	—	1.13%
Barclays Capital U.S. Aggregate Bond Index[2]		1.90%	6.05%	6.43%	5.01%	5.98%	6.21%	*

*	Since Class A shares inception.

**	RS Investment Quality Bond Fund Class Y shares since inception return is not annualized and represents cumulative total return.

24	800-766-3863

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Investment Quality Bond Fund and in the Barclays Capital U.S. Aggregate Bond Index. The starting point of $9,625 for Class A shares reflects the current maximum sales charge of 3.75%. Hypothetical $10,000 investments made upon the commencement of offering Class B shares (8/7/00), Class C shares (8/7/00), and Class K shares (5/15/01) would have the following values as of June 30, 2009: $14,861 (Class B), $14,746 (Class C), and $14,160 (Class K). While Class B, Class C shares, and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/12/09) would have the following value as of June 30, 2009: $1,011,289.

Performance quoted represents past performance and does not guarantee future results. The Fund is the successor to The Guardian Investment Quality Bond Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.01%, Class B 1.82%, Class C 1.80%, Class K 1.39% and Class Y 0.85%. For more information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 3.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C shares performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

www.RSinvestments.com	25

RS Low Duration Bond Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Highlights

•	Treasury yields rose in the first six months of 2009 as less risk averse investors began to sell Treasury bonds while they sought higher returns in spread instruments and equities.

•

For the six-month period ended June 30, 2009, RS Low Duration Bond Fund outperformed its benchmark, the Barclays Capital U.S. Government 1-3 Year Bond Index[2]. The Fund’s outperformance was due in part to solid gains by a number of our corporate bond holdings later in the period.

•	The Fund held a little less than one-third of its assets in short-term Treasury securities, about half the weighting reflected in its benchmark index.

Market Overview

Financial markets continued to sell off in early 2009, amid heightened fears of a global economic downturn and sharp cutbacks in consumer and corporate spending. The Federal Reserve, the U.S. Treasury and the Federal Deposit Insurance Corporation (FDIC) responded to deepening economic concerns with a number of initiatives designed to stabilize the financial system and encourage the flow of credit. As these measures helped to mitigate fears of another Great Depression, investors began to once again seek higher returns beyond the safety of the Treasury market. As a result, investor purchases of Treasury securities slowed in the second quarter, while Treasury yields rose. The two-year Treasury yield increased from 0.76% at the end of 2008 to 1.11% as of June 30, 2009, while the 10-year Treasury yield increased from 2.21% to 3.53%.

Other areas of the fixed income market generated positive results as spreads over the Treasury market narrowed. The corporate bond sector delivered very strong performance in the second quarter, while mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) performed well relative to similar duration Treasury instruments. While consistent buying by the Fed and the Treasury drove down mortgage rates early in the year, these purchases were not enough to offset the impact of rising Treasury yields. As a result, mortgage rates again turned higher in the second quarter, crimping homeowners’ refinancing efforts.

Performance

RS Low Duration Bond Fund (Class A Shares) returned 2.74% for the six-month period ended June 30, 2009. The Fund outperformed its benchmark, the Barclays Capital U.S. Government 1-3 Year Bond Index, which returned 0.47% for the six-month period.

Portfolio Review

RS Low Duration Bond Fund increased its exposure to corporate credits, moving from less than a 20% weighting in this area to around a 28% allocation by the end of the second quarter. In particular, the Fund invested in many new corporate issuances early in the period, as we added exposure to higher rated corporate bonds that we believe were attractively valued and that subsequently outperformed in the secondary market. In addition, relative performance was also assisted by our decision to overweight lower rated investment-grade bonds, which performed better than higher rated securities, especially in the second quarter.

Fund holdings in the ABS and CMBS sectors also contributed to outperformance relative to the benchmark. The Fund’s substantial exposure to AAA-rated credit card ABS was especially beneficial. We selectively increased the Fund’s holdings in ABS and CMBS during the second quarter, focusing on safer, shorter maturity issues. Meanwhile, our avoidance of non-agency residential mortgage-backed securities (RMBS) worked in our favor, as these investments were pressured by the resurgence in mortgage rates as well as by the government’s plans to modify mortgage loan terms, which could present risks for current security holders.

Given the risk/reward profiles we are seeing in the market at this time, we believe that most non-Treasury segments of the fixed income market remain attractively valued from a historic perspective.

26	800-766-3863

Outlook

While the near-term economic outlook has improved somewhat, we expect growth to remain relatively weak over the next few quarters. While inflation is not expected to be a big concern this year, some policy measures undertaken in the recent crisis could lead to higher inflation later on. In this environment, we continue to believe that strict adherence to our investment discipline will best serve the Fund and the Fund’s shareholders. We thank you for your continued confidence and appreciate the opportunity to put our experience to work on your behalf.

Sincerely,

Howard W. Chin Co-Portfolio Manager	Robert J. Crimmins, Jr. Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Bond funds are subject to interest rate risk, credit risk, and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. The values of mortgage-backed securities depend on the credit quality and adequacy of the underlying assets or collateral and may be highly volatile.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

www.RSinvestments.com	27

RS Low Duration Bond Fund (continued)

Total Net Assets: $104,112,841	Data as of June 30, 2009

Asset Allocation

Bond Quality

Source: Moody’s, Standard and Poors, Fitch Investors Service.

28	800-766-3863

Top Ten Holdings[1]

Company	Coupon	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	1.125%	6/30/2011	14.78%
U.S. Treasury Notes	1.875%	6/15/2012	13.68%
FNMA Agency	5.125%	4/15/2011	1.85%
FHLMC Agency	2.500%	3/23/2012	1.85%
FNMA Agency	2.000%	4/1/2011	1.45%
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A2 CMBS	4.467%	3/18/2036	1.25%
CS First Boston Mortgage Securities Corp. 2002-CP5 A1 CMBS	4.106%	12/15/2035	1.16%
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2001-CIBC A3 CMBS	6.260%	3/15/2033	1.16%
Banc of America Commercial Mortgage, Inc. 2001-PB1 A2 CMBS	5.787%	5/11/2035	1.05%
BMW Vehicle Lease Trust 2009-1 A3 ABS	2.910%	3/15/2012	0.97%
Total			39.20%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

2	The Barclays Capital U.S. Government 1-3 Year Bond Index is an unmanaged index that is generally considered to be representative of the average yield on U.S. government obligations having maturities between one and three years. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	Since Inception
Class A Shares	7/30/03
without sales charge		2.74%	4.37%	4.86%	3.60%	3.24%
with maximum sales charge		0.40%	1.99%	4.08%	3.13%	2.85%
Class B Shares	7/30/03
without sales charge		2.36%	3.59%	4.08%	2.83%	2.47%
with maximum sales charge		-0.64%	0.59%	3.46%	2.65%	2.32%
Class C Shares	7/30/03
without sales charge		2.36%	3.59%	4.08%	2.83%	2.47%
with maximum sales charge		1.36%	2.59%	4.08%	2.83%	2.47%
Class K Shares	7/30/03
without sales charge		2.53%	3.95%	4.44%	3.19%	2.83%
Class Y Shares**	5/12/09
without sales charge		—	—	—	—	0.73%
Barclays Capital U.S. Government 1-3 Year Bond Index[2]		0.47%	4.94%	5.74%	4.22%	3.70%	*

*	Since Class A shares inception.

**	RS Low Duration Bond Fund Class Y shares since inception return is not annualized and represents cumulative total return.

www.RSinvestments.com	29

RS Low Duration Bond Fund (continued)

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made on 7/30/03 in Class A shares of RS Low Duration Bond Fund and in the Barclays Capital U.S. Government 1-3 Year Bond Index. The starting point of $9,775 for Class A shares reflects the current maximum sales charge of 2.25%. Hypothetical $10,000 investments made upon the commencement of offering Class B shares (7/30/03), Class C shares (7/30/03), and Class K shares (7/30/03) would have the following values as of June 30, 2009: $11,455 (Class B), $11,555 (Class C), and $11,796 (Class K). While Class B, Class C shares, and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/12/09) would have the following value as of June 30, 2009: $1,007,316.

Performance quoted represents past performance and does not guarantee future results. The Fund is the successor to The Guardian Low Duration Bond Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.23%, Class B 1.94%, Class C 1.93%, Class K 1.56% and Class Y 0.81%. For more information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 2.25%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C shares performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

30	800-766-3863

RS High Yield Bond Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Highlights

•	The high yield bond market regained ground in the first half of 2009 as investors sought to take advantage of historically wide yield spreads.

•

While RS High Yield Bond Fund delivered a positive return for the period, it underperformed the benchmark Barclays Capital U.S. Corporate High-Yield Bond Index[3]. In particular, the Fund’s focus on better quality securities within the high yield bond universe hindered performance during a dramatic second quarter market rally that largely favored lower quality, wider spread bonds.

•

The Fund’s primary focus remained on avoiding credit problems, given an environment where default rates are expected to rise further amid weaker economic growth and continued capital constraints. For this reason, we continued to focus on higher quality credits, while we maintained underweight exposure to troubled economic sectors such as automotive, retail, banking, and entertainment.

Market Overview

The high yield market bounced back from extremely weak performance in the fourth quarter of 2008 as buyers sought to take advantage of historically wide credit spreads. For the first six months of 2009, the high yield mutual funds received a record $21 billion in new investment flows. As cash started to return to the market early in the first quarter, investors first favored better quality B- and BB-rated issues while they sought to avoid default risk. As economic conditions appeared to stabilize in the second quarter, a combination of dramatic amounts of cash needing to be put to work and a drop in risk-aversion among investors put the focus on higher return potential among lower quality CCC-rated issues offering historically attractive yields. As a result, the second quarter rally in the high yield market was largely led by lower quality bonds.

Performance

RS High Yield Bond Fund (Class A Shares) returned 18.96% for the six-month period ended June 30, 2009,

underperforming a 30.43% return by the benchmark Barclays Capital U.S. Corporate High-Yield Bond Index.

Portfolio Review

In managing RS High Yield Bond Fund, our investment team continued to overweight B- and BB-rated credits, while we maintained an underweighting in CCC-rated investments relative to the market. As of June 30, 2009, the Fund only held a 13.2% weighting in CCC-rated issues, compared to a benchmark weighting of 21.0%. Unfortunately, the Fund’s underweighting in CCC-rated credits hindered relative performance during a period when lower rated issues outperformed. CCC-rated corporate bonds in the Barclays Capital U.S. Corporate High-Yield Bond Index outperformed BB-rated corporate bonds by approximately 29% during the period. Nonetheless, given the historically high default rates of lower rated credits, especially in a weak economic climate, we continue to believe that our conservative bias is the most prudent response to current market challenges.

While we continued to approach lower rated credits with caution, we have looked for opportunities to selectively add exposure to a limited number of lower quality issues that we believe are mispriced relative to their underlying fundamentals. We believe we have found a number of these credits in the energy sector. The Fund’s relative performance for the six-month period was aided by our investment selection in the energy market, where we took advantage of the recovery in several lower-rated, significantly undervalued securities such as Chaparral Energy, Quicksilver Energy and Opti Canada. During the period we continued to favor a barbell investment approach to energy investments, as we balanced a base of higher quality, defensive names with targeted investments in a select group of lower-rated, deeply-discounted credits.

The Fund’s holdings in the technology sector aided relative performance in the first quarter. In the second quarter, however, our focus on higher quality technology issues worked against us as these holdings failed to keep pace with the rally in lower quality high yield bonds. Nonetheless, we were pleased with the

www.RSinvestments.com	31

RS High Yield Bond Fund (continued)

improved fundamentals supporting performance by our investments in disk drive manufacturer Seagate Technology and Jabil Circuit, a provider of electronic manufacturing services.

The Fund’s investments in the electric utilities area also suffered early in the period against a background of lower natural gas prices, negative corporate earnings guidance and liquidity concerns. Key detractors included overweight positions in Texas Competitive Electric Holdings Company, Edison Mission Energy, Reliant Energy and Mirant North America. Nonetheless, we continue to believe that these credits have ample liquidity and asset value.

Relative performance was also dampened by the Fund’s underweight exposure to the automotive sector, where lower quality credits rallied strongly in the second quarter. Despite this, given our current outlook we continue to take a conservative approach to the automotive sector.

Outlook

As we look ahead, we caution that weak global economic conditions could continue to undermine corporate profitability and push default rates higher. This uncertain outlook leads us to expect to continue to structure the portfolio conservatively within the high yield market with regard to credit quality while, at the same time, we continue to monitor closely both individual credits and evolving economic trends. We believe that the default rate could soar as high as 14% to 16% by year-end, with the bulk of these defaults occurring with credits rated B- and lower. Given this outlook, we believe that Fund performance relative to the market over the coming six months will depend on our ability to avoid defaults. We appreciate your continued confidence as we continue to put our investment expertise to work on your behalf.

Sincerely,

Howard G. Most Co-Portfolio Manager	Marc Gross Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Bond funds are subject to interest rate risk, credit risk, and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. High yield bond investing includes special risks. Investments in lower rated and unrated debt securities are subject to a greater loss of principal and interest than investments in higher rated securities. The values of mortgage-backed securities depend on the credit quality and adequacy of the underlying assets or collateral and may be highly volatile.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

32	800-766-3863

Total Net Assets: $90,575,563	Data as of June 30, 2009

Bond Quality[1]

Top Ten Holdings[2]

Company	Coupon	Maturity Date	Percentage of Total Net Assets
Ford Motor Credit Co.	7.250%	10/25/2011	2.44%
Crown Castle Towers LLC	4.643%	6/15/2035	1.48%
SunGard Data Systems, Inc.	10.625%	5/15/2015	1.31%
J.C. Penney Corp., Inc.	7.650%	8/15/2016	1.22%
Block Communications, Inc.	8.250%	12/15/2015	1.08%
Graphic Packaging International, Inc.	9.500%	8/15/2013	1.08%
RailAmerica, Inc.	9.250%	7/1/2017	1.07%
Rainbow National Services LLC	8.750%	9/1/2012	1.03%
HCA, Inc.	9.125%	11/15/2014	1.01%
Intelsat Subsidiary Holding Co. Ltd.	8.500%	1/15/2013	0.95%
Total			12.67%

1	Source: Moody’s, Standard and Poor’s, Fitch Investors Service.

2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

3	The Barclays Capital U.S. Corporate High-Yield Bond Index is an unmanaged index that is generally considered to be representative of the investable universe of the U.S. dollar-denominated high-yield debt market. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

www.RSinvestments.com	33

RS High Yield Bond Fund (continued)

Performance Update+ Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	9/1/98
without sales charge		18.96%	-2.78%	1.19%	3.15%	3.24%	3.85%
with maximum sales charge		14.52%	-6.46%	-0.09%	2.38%	2.84%	3.48%
Class B Shares	9/1/98
without sales charge		18.53%	-3.37%	0.43%	2.38%	2.58%	3.18%
with sales charge		15.53%	-6.04%	-0.11%	2.24%	2.58%	3.18%
Class C Shares	8/7/00
without sales charge		18.53%	-3.36%	0.43%	2.39%	—	2.97%
with sales charge		17.53%	-4.25%	0.43%	2.39%	—	2.97%
Class K Shares	5/15/01
without sales charge		18.73%	-3.17%	0.78%	2.72%	—	4.07%
Class Y Shares**	5/12/09
without sales charge		—	—	—	—	—	3.44%
Barclays Capital U.S. Corporate High-Yield Bond Index[3]		30.43%	-2.40%	2.09%	4.33%	4.69%	4.81%	*

*	Since Class A shares inception.

**	RS High Yield Bond Fund Class Y shares since inception return is not annualized and represents cumulative total return.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS High Yield Bond Fund and in the Barclays Capital U.S. Corporate High-Yield Bond Index. The starting point of $9,625 for Class A shares reflects the current maximum sales charge of 3.75%. Hypothetical $10,000 investments made 10 years ago in Class B shares, and upon the commencement of offering Class C shares (8/7/00), and Class K shares (5/15/01) would have the following values as of June 30, 2009: $12,901 (Class B), $12,970 (Class C), and $13,825 (Class K). While Class B, Class C shares, and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/12/09) would have the following value as of June 30, 2009: $1,034,402.

Performance quoted represents past performance and does not guarantee future results. The Fund is the successor to The Guardian High Yield Bond Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.18%, Class B 1.97%, Class C 1.93%, Class K 1.57% and Class Y 1.01%. For more information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 3.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C shares performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

34	800-766-3863

RS Tax-Exempt Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Highlights

•	Credit spreads tightened in most areas of the tax-exempt market, due in part to strong performance by issues with longer maturities and lower credit quality.

•	RS Tax-Exempt Fund delivered a positive return but underperformed against its benchmark for the six-month period.

•	The Fund focused on better quality tax-exempt issuers, which hindered performance relative to its benchmark in the first half of 2009.

Market Overview

Financial markets continued to sell off in early 2009, amid heightened fears of a global economic downturn and sharp cutbacks in consumer and corporate spending. The Federal Reserve, the U.S. Treasury Department and the Federal Deposit Insurance Corporation (FDIC) responded to deepening economic concerns with a number of initiatives designed to stabilize the financial system and encourage the flow of credit. These measures helped to boost investor confidence in the second quarter, triggering resurgence in the credit and equity markets that favored lower quality, lower priced investments.

Recent performance by the tax-exempt bond market has been heavily influenced by reduced supply, as well as by credit concerns; notably, bond insurance, once a dominating factor in the tax-exempt market, continued to lose its relevancy. One major factor driving performance in the municipal bond market was the Build America Bonds (BABs) program, part of President Obama’s stimulus package, which allowed issuers to receive a 35% interest payment subsidy from the federal government on taxable municipal bonds sold through 2010. This program cut sharply into the supply of newly issued, traditional tax-exempt bonds, leading to a steep drop in tax-exempt yields.

Meanwhile, budgetary issues and resulting credit concerns overshadowed a number of municipal markets, notably California — the largest issuer of municipal bonds. California’s budget impasse has created considerable uncertainty for not only its own state bonds but also for those of local governments depending on state aid. As of June 30, 2009, only 6% of the Fund portfolio was allocated to California projects, compared to a 16% California weighting in the benchmark index. Moreover, most of the Fund’s California exposure is limited to general obligations of the state and central services projects, where payment is required.

Congressional debate over tobacco regulations also cast a cloud over tobacco municipal bonds, especially at the longer end of the maturity spectrum. The Fund remains underweight in the tobacco sector relative to the benchmark. We were also underweight in the health care sector, which has been pressured by uncertainty over the direction of potential health care reform.

Performance

RS Tax-Exempt Fund (Class A Shares) returned 5.09% for the six-month period ended June 30, 2009. The Fund’s benchmark, the Barclays Capital Municipal Bond Index2, returned 6.43% for the same period. We would note that the Fund has quite a different profile than the index. At any one time, the index has approximately 46,000 issues, whereas the Fund generally has exposure to about 95 to 120 issues, some of which may not be in the index.

Portfolio Review

The Fund’s overall focus on higher quality issues dampened its relative performance in a period when lower quality municipal bonds outperformed the market. On a positive note, the Fund’s relative performance did benefit from its investments in a few BBB-rated issues.

As of June 30, 2009, 70.3% of the Fund’s holdings were rated AAA or AA, 15.4% were rated A and 9.0% were rated BBB. None of the Fund’s holdings were in unrated bonds. The Fund held 5.2% of its assets in short-term, high-quality cash equivalents.

www.RSinvestments.com	35

RS Tax-Exempt Fund (continued)

As of June 30, 2009, the Fund’s 30-day SEC yield was 3.36%. Without the fee waiver, the Fund’s 30-day SEC yield was 3.27%.

Outlook

Despite the uncertainty generated by the ongoing issuance of BAB bonds, the financial problems of state and local governments and potential regulatory changes in Washington, D.C., we continue to believe that the municipal bond market offers investment potential for disciplined and careful investors. We continue to put our experience to work for the Fund’s shareholders. We look forward to working hard on your behalf, and thank you for your continued confidence.

Sincerely,

Alexander M. Grant, Jr.

Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. Bond funds are subject to interest rate risk, credit risk, and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. Investors in the Fund may be subject to alternative minimum tax (AMT) and certain other state and local taxes.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and portfolio manager commentary, including portfolio security positions, is as of June 30, 2009.

36	800-766-3863

Total Net Assets: $167,054,549	Data as of June 30, 2009

Sector Allocation

Revenue Bonds Allocation	% Fund	% Index
Education	17.0%	6.9%
Health Care	4.4%	7.4%
Housing	1.8%	2.2%
Industrial Revenue	4.4%	4.8%
Leasing	6.7%	6.7%
Power	3.0%	7.1%
Solid Waste/Resource Recovery	0.0%	0.3%
Special Tax	4.7%	9.0%
Transportation	14.7%	16.1%
Water and Sewer	11.4%	8.7%
Revenue Bonds Total	68.1%	69.2%
AAA Insured Bonds	7.2%	11.6%
Prerefunded	1.0%	12.0%
Total Insured Bonds	15.2%	38.0%

www.RSinvestments.com	37

RS Tax-Exempt Fund (continued)

Bond Quality

Source: Moody’s, Standard and Poors, Fitch Investors Service.

Top Ten Holdings[1]

Company	Coupon	Maturity Date	Percentage of Total Net Assets
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd.	5.250%	7/1/2013	1.55%
Massachusetts St. G.O.	5.500%	10/1/2020	1.38%
West Metro Fire Protn. Dist. CO G.O. Ser. A,	5.250%	12/1/2026	1.20%
Kentucky Asset / Liability Commn. Agy. Fd. Rev. Proj. Nts. Fed. Hwy. Tr. First Ser.,	5.250%	9/1/2018	1.17%
Goose Creek Tex. Cons. Indpt. Sch. Dist. G.O.,	5.000%	2/15/2023	1.16%
King Cnty. WA Swr. Rev.	5.500%	1/1/2030	1.16%
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Rev.	4.625%	6/1/2023	1.07%
Boise St. Univ. Idaho. Revs.	5.000%	4/1/2034	1.06%
Maryland St. Dept. Transn. Cons. Transn.	5.250%	12/15/2017	1.05%
New Jersey Garden St. Preservation Tr. Ser. A,	5.500%	11/1/2015	1.04%
Total			11.84%
1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated. Also, certain securities that the Fund’s managers consider “short-term” investments have been excluded from this presentation.

2	The Barclays Capital Municipal Bond Index is an unmanaged index that is generally considered to be representative of U.S. municipal bond market activity. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

38	800-766-3863

Performance Update+ Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	2/16/93
without sales charge		5.09%	4.99%	3.77%	4.23%	5.01%	4.78%
with maximum sales charge		1.14%	1.01%	2.47%	3.44%	4.61%	4.54%
Class C Shares	8/7/00
without sales charge		4.81%	4.21%	3.00%	3.45%	—	4.28%
with sales charge		3.81%	3.21%	3.00%	3.45%	—	4.28%
Class Y Shares**	5/12/09
without sales charge		—	—	—	—	—	-1.09%
Barclays Capital Municipal Bond Index[2]		6.43%	3.78%	3.90%	4.14%	5.00%	5.48%	*

*	Since Class A shares inception.

**	RS Tax-Exempt Fund Class Y shares since inception return is not annualized and represents cumulative total return.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Tax-Exempt Fund and in the Barclays Capital Municipal Bond Index. The starting point of $9,625 for Class A shares reflects the maximum sales charge of 3.75%. A hypothetical $10,000 investment made upon the commencement of offering Class C shares (8/7/00) would have the following value as of June 30, 2009: $14,513. While Class C shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (5/12/09) would have the following value as of June 30, 2009: $989,112.

Performance quoted represents past performance and does not guarantee future results. The Fund is the successor to The Guardian Tax-Exempt Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 0.96%, Class C 1.73% and Class Y 0.81%. + For information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 3.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C shares performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There is no sales charge for Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

www.RSinvestments.com	39

RS Money Market Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Highlights

•

Investor sentiment improved in the first half of 2009 as the Federal Reserve and the U.S. Treasury Department introduced a range of policy programs designed to stabilize financial markets and restore liquidity.

•

While the target federal funds rate remained in the 0.00% to 0.25% range, Treasury yields moved off late 2008 lows as investors sold Treasury securities and sought higher returns in other areas of the financial markets.

•	In managing RS Money Market Fund, we continue to pursue a conservative investment strategy, which we believe is especially important in these turbulent times.

Market Overview

Financial markets continued to sell off in early 2009, amid heightened fears of a global economic downturn and sharp cutbacks in consumer and corporate spending. The Federal Reserve, the U.S. Treasury Department and the Federal Deposit Insurance Corporation (FDIC) responded to deepening economic concerns with a number of initiatives designed to stabilize the financial system and encourage the flow of credit. In particular, the Fed announced plans to purchase up to $1.25 trillion of agency mortgage-backed securities (MBS), $200 billion of agency debt and $300 billion of Treasury securities, depending on the need to support mortgage lending and the liquidity of private credit markets.

Economic fears eased somewhat in the second quarter as investors began to hope that coordinated government efforts would work to underpin financial markets and jumpstart the economy. Against this backdrop, investor flight to the safety of the Treasury market slowed and Treasury yields moved higher. The two-year Treasury yield rose from 0.76% at the end of 2008 to 1.11% as of June 30, 2009, while the 10-year Treasury bond yield increased from 2.21% to 3.53%.

The federal funds rate remained anchored in the range of 0.00% to 0.25% through the first six months of 2009, well below the 5.25% peak level some 18 months earlier. In the minutes of the June meeting of the Federal Reserve Open Market Committee (FOMC), policymakers stated that the contraction in the U.S. economy appeared to be slowing and that financial market conditions had generally improved. Nonetheless, household spending remained constrained by ongoing job losses, reduced wealth and tighter credit conditions. The FOMC reiterated that it would employ all available tools to promote economic recovery and to preserve price stability, and argued that economic conditions were likely to warrant an exceptionally low federal funds rate for an “extended period.”

Performance

For the six-month period ended June 30, 2009, RS Money Market Fund (Class A Shares) returned 0.03%, compared to a 0.11% six-month return for the Barclays Capital U.S. Treasury Bellwethers (3-Month) Index2.

As of June 30, 2009, the effective seven-day net annualized yield for RS Money Market Fund was 0.05%. In contrast, the effective 7-day annualized yield of Tier One money market funds as measured by iMoneyNet, Inc. was 0.10%. iMoneyNet, Inc. is a research firm that tracks money market funds.

Portfolio Review

RS Money Market Fund is governed by Rule 2a-7 under the Investment Company Act of 1940, as amended, and, therefore, is managed within specific parameters with regard to portfolio maturity, credit quality and issuer diversification. It should be noted that money market funds are not immune to market stress. Nonetheless, we feel that our more than 20 years of experience underpins our disciplined investment approach.

The Fund seeks to diversify its holdings across a range of instruments, including commercial paper, floating rate

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taxable municipal bonds, repurchase agreements, certificates of deposit, short maturity corporate bonds, and U.S. government agency securities. In the second quarter of 2009, we increased the Fund’s exposure to variable rate taxable municipal bonds due to the attractive rates offered by high quality issuers. The Fund also has maintained exposure to U.S. government agency instruments as well as to high grade taxable municipal paper.

Outlook

The federal funds target range of 0.00% to 0.25% has reduced available returns in traditional money market instruments. While some money market funds have looked to higher risk investments to bolster their returns, we continue to believe that taking on incremental risk to achieve a few extra basis points of return is not in the best interests of the Fund’s shareholders. Given that our top focus is on preserving capital, we intend to continue to seek to avoid exposure to credits that we feel will come under stress in the near-term economic environment. We remain selective, working hard to understand any credit we are considering as we evaluate how it may perform over the next three to nine months. This examination of each credit is the foundation of our overall investment philosophy and remains critical to our investment process.

Sincerely,

Alexander M. Grant, Jr. Co-Portfolio Manager	Martin Vernon Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

RS Money Market Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value or your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

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RS Money Market Fund (continued)

Total Net Assets: $541,081,531	June 30, 2009

Sector Allocation

Data as of June 30, 2009

Portfolio Statistics

Average Maturity (days)		27
Yields
Current 7-day Yield	with fee waiver	0.05%
	without fee waiver	-0.18%
Effective 7-day Yield	with fee waiver	0.05%
	without fee waiver	-0.18%

Annualized historical yields for the 7-day period ended June 30, 2009. Effective yield assumes reinvested income. Yields will vary. Figures cited represent yield for Class A shares.

Top Ten Holdings[1]

Company	Discount/Coupon	Maturity Date	Percentage of Total Net Assets
Connecticut St. Housing Fin. Auth.	2.90%	7/2/2009	3.31%
Kansas St. Dept. Trans. Hwy. Rev. Ref-Ser. B-1	1.00%	7/2/2009	2.45%
Ecolab, Inc.	0.30%	7/6/2009	2.03%
BP Capital Markets PLC	0.44%	7/1/2009	1.85%
Campbell Soup Co.	0.05%	7/1/2009	1.85%
New York St. Urban Dev. Corp. Rev.	0.75%	7/2/2009	1.85%
Private Export Funding Corp.	0.55%	7/1/2009	1.85%
Florida Power & Light Co.	0.17%	7/6/2009	1.85%
Total Capital Canada Ltd.	0.17%	7/8/2009	1.85%
Medtronic, Inc.	0.19%	7/8/2009	1.85%
Total			20.74%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

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Performance Update+ Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	9/13/82
without sales charge		0.03%	0.69%	2.84%	2.67%	2.60%	4.67%
Class B Shares	5/1/96
without sales charge		0.02%	0.34%	2.21%	2.08%	2.22%	2.92%
with sales charge		-2.98%	-2.66%	1.57%	1.90%	2.22%	2.92%
Class C Shares	8/7/00
without sales charge		0.02%	0.34%	2.22%	2.08%	—	1.74%
with sales charge		-0.98%	-0.66%	2.22%	2.08%	—	1.74%
Class K Shares	5/15/01
without sales charge		0.02%	0.50%	2.51%	2.33%	—	1.69%
Barclays Capital U.S. Treasury Bellwethers (3 month) Index[2]		0.11%	1.04%	3.35%	3.23%	3.27%	5.20%	*

Please refer to page 42 for the 7-day yield quotation which more closely reflects the current earnings of the RS Money Market Fund than the total return quotations.

*	Since Class A shares inception. Since inception performance for the index is measured from 8/31/1982, the month end prior to the Fund’s commencement of operations.

2	The Barclays Capital U.S. Treasury Bellwethers (3 month) Index is an unmanaged index that is generally considered representative of the average yield of three-month Treasury Bills. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

Performance quoted represents past performance and does not guarantee future results. The Fund is the successor to The Guardian Cash Management Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 0.85%, Class B 1.84%, Class C 1.68% and Class K 1.25%. For more information on expense ratios see the Financial Highlights section. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class A and K shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

www.RSinvestments.com	43

Understanding Your Fund’s Expenses (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including as applicable, sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated. The table below shows the Funds’ expenses in two ways:

Expenses based on actual return This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

			Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09	Expense Ratio During Period 1/1/09-6/30/09
Based on Actual Return
RS Investment Quality Bond Fund	Class A		$1,000.00	$1,042.30	$4.30	0.85%
	Class B		$1,000.00	$1,038.40	$8.09	1.60%
	Class C		$1,000.00	$1,037.30	$8.08	1.60%
	Class K		$1,000.00	$1,040.20	$6.33	1.25%
	Class Y	(a)	$1,000.00	$1,011.30	$0.89	0.66%
RS Low Duration Bond Fund	Class A		$1,000.00	$1,027.40	$4.02	0.80%
	Class B		$1,000.00	$1,023.60	$7.79	1.55%
	Class C		$1,000.00	$1,023.60	$7.78	1.55%
	Class K		$1,000.00	$1,025.30	$6.04	1.20%
	Class Y	(a)	$1,000.00	$1,007.30	$0.85	0.63%
RS High Yield Bond Fund	Class A		$1,000.00	$1,189.60	$4.61	0.85%
	Class B		$1,000.00	$1,185.30	$8.67	1.60%
	Class C		$1,000.00	$1,185.30	$8.67	1.60%
	Class K		$1,000.00	$1,187.30	$6.78	1.25%
	Class Y	(a)	$1,000.00	$1,034.40	$0.90	0.66%
RS Tax-Exempt Fund	Class A		$1,000.00	$1,050.90	$4.32	0.85%
	Class C		$1,000.00	$1,048.10	$8.12	1.60%
	Class Y	(a)	$1,000.00	$989.10	$0.92	0.69%
RS Money Market Fund	Class A		$1,000.00	$1,000.30	$2.19	0.44%
	Class B		$1,000.00	$1,000.20	$2.21	0.45%
	Class C		$1,000.00	$1,000.20	$2.20	0.44%
	Class K		$1,000.00	$1,000.20	$2.19	0.44%

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			Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09	Expense Ratio During Period 1/1/09-6/30/09
Based on Hypothetical Return (5% Return Before Expenses)
RS Investment Quality Bond Fund	Class A		$1,000.00	$1,020.58	$4.26	0.85%
	Class B		$1,000.00	$1,016.86	$8.00	1.60%
	Class C		$1,000.00	$1,016.86	$8.00	1.60%
	Class K		$1,000.00	$1,018.59	$6.26	1.25%
	Class Y	(a)	$1,000.00	$1,005.83	$0.89	0.66%
RS Low Duration Bond Fund	Class A		$1,000.00	$1,020.83	$4.00	0.80%
	Class B		$1,000.00	$1,017.10	$7.76	1.55%
	Class C		$1,000.00	$1,017.11	$7.75	1.55%
	Class K		$1,000.00	$1,018.83	$6.02	1.20%
	Class Y	(a)	$1,000.00	$1,005.87	$0.85	0.63%
RS High Yield Bond Fund	Class A		$1,000.00	$1,020.58	$4.26	0.85%
	Class B		$1,000.00	$1,016.86	$8.00	1.60%
	Class C		$1,000.00	$1,016.86	$8.00	1.60%
	Class K		$1,000.00	$1,018.60	$6.26	1.25%
	Class Y	(a)	$1,000.00	$1,005.83	$0.89	0.66%
RS Tax-Exempt Fund	Class A		$1,000.00	$1,020.58	$4.26	0.85%
	Class C		$1,000.00	$1,016.86	$8.00	1.60%
	Class Y	(a)	$1,000.00	$1,005.79	$0.93	0.69%
RS Money Market Fund	Class A		$1,000.00	$1,022.61	$2.21	0.44%
	Class B		$1,000.00	$1,022.58	$2.24	0.45%
	Class C		$1,000.00	$1,022.59	$2.22	0.44%
	Class K		$1,000.00	$1,022.60	$2.22	0.44%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(a)

Commencement of operations was May 13, 2009. Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 49/365 (to reflect the period).

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46	800-766-3863

Financial Information

Six-Month Period Ended June 30, 2009

Schedule of Investments – RS Investment Quality Bond Fund

June 30, 2009 (unaudited)	Principal Amount	Value

Asset Backed Securities – 7.4%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	$1,117,738	$771,477
Amresco Residential Securities Mortgage Loan Trust 1997-1 MIF 7.42% due 3/25/2027	19,471	19,412
BMW Vehicle Lease Trust 2009-1 A3 2.91% due 3/15/2012	1,125,000	1,131,436
Capital One Multi-Asset Execution Trust 2005-A7 A7 4.70% due 6/15/2015	500,000	516,284
2006-A2 A 4.85% due 11/15/2013	650,000	674,584
Capital One Prime Auto Receivables Trust 2006-2 A4 4.94% due 7/15/2012	1,125,623	1,147,399
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	148,138	115,476
Chase Issuance Trust 2005-A10 A10 4.65% due 12/17/2012	1,710,000	1,765,802
2007-A15 A 4.96% due 9/17/2012	1,029,000	1,065,252
Citibank Credit Card Issuance Trust 2006-A4 A4 5.45% due 5/10/2013	305,000	321,437
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	388,074	290,019
GE Capital Credit Card Master Note Trust 2006-1 A 5.08% due 9/15/2012	615,000	617,482
Nissan Auto Receivables Owner Trust 2008-B A3 4.46% due 4/16/2012	860,000	884,073
PSE&G Transition Funding LLC 2001-1 A6 6.61% due 6/15/2015	745,000	814,178
Residential Asset Mortgage Products, Inc. 2003-RZ4 A5 4.66% due 2/25/2032	100,719	96,223
2003-RS7 AI4 5.09% due 2/25/2031(1)	19,387	19,260
Vanderbilt Acquisition Loan Trust 2002-1 A3 5.70% due 9/7/2023(1)	146,130	145,247
West Penn Funding LLC Transition Bonds 2005-A A1 4.46% due 12/27/2010(2)	165,859	168,556

Total Asset Backed Securities (Cost $10,816,490)		10,563,597

June 30, 2009 (unaudited)	Principal Amount	Value

Collateralized Mortgage Obligations – 12.5%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	$1,419,628	$1,199,364
Banc of America Funding Corp. 2006-3 5A5 5.50% due 3/25/2036	850,599	602,724
Banc of America Mortgage Securities, Inc. 2004-11 2A1 5.75% due 1/25/2035	1,450,082	1,254,094
Citicorp Mortgage Securities, Inc. 2007-8 1A3 6.00% due 9/25/2037	894,121	621,274
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	583,625	458,028
2006-19CB A15 6.00% due 8/25/2036	741,444	552,729
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	514,182	455,695
FHLMC 2663 VQ 5.00% due 6/15/2022	400,000	418,579
1534 Z 5.00% due 6/15/2023	371,880	376,407
3227 PR 5.50% due 9/15/2035	2,300,000	2,390,556
FNMA 2006-45 AC 5.50% due 6/25/2036	316,255	322,731
2002-52 PB 6.00% due 2/25/2032	1,030,195	1,073,509
GNMA 1997-19 PG 6.50% due 12/20/2027	1,115,016	1,180,967
J.P. Morgan Mortgage Trust 2005-S2 2A15 6.00% due 9/25/2035	1,804,806	1,254,058
Mastr Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	875,757	813,518
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	580,790	548,756
Residential Funding Mortgage Securities Trust 2006-S3 A7 5.50% due 3/25/2036	1,036,066	701,769
Wells Fargo Mortgage Backed Securities Trust 2003-11 1A3 4.75% due 10/25/2018	966,433	948,362
2006-1 A3 5.00% due 3/25/2021	751,504	679,876
2003-2 A7 5.25% due 2/25/2018	1,350,000	1,208,786
2007-13 A7 6.00% due 9/25/2037	905,984	765,415

Total Collateralized Mortgage Obligations (Cost $20,191,317)		17,827,197

The accompanying notes are an integral part of these financial statements.

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June 30, 2009 (unaudited)	Principal Amount	Value

Commercial Mortgage-Backed Securities – 12.7%
Banc of America Commercial Mortgage, Inc. 2003-1 A2 4.648% due 9/11/2036	$650,000	$601,207
2006-2 A4 5.929% due 5/10/2045(1)	927,000	773,086
Bear Stearns Commercial Mortgage Securities 2006-T24 AM 5.568% due 10/12/2041(1)	802,000	506,327
Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035(2)	1,690,000	1,647,750
CS First Boston Mortgage Securities Corp. 2004-C5 A2 4.183% due 11/15/2037	866,913	848,058
2001-CP4 A4 6.18% due 12/15/2035	1,497,123	1,512,269
2001-CK1 A3 6.38% due 12/18/2035	1,262,012	1,293,864
Four Times Square Trust 2000-4TS A2 7.795% due 4/15/2015(2)	1,600,000	1,680,778
GE Capital Commercial Mortgage Corp. 2003-C2 A2 4.17% due 7/10/2037	333,353	333,613
GMAC Commercial Mortgage Securities, Inc. 2006 C1 AM 5.29% due 11/10/2045(1)	572,000	293,612
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4 4.936% due 8/15/2042(1)	1,000,000	808,661
2005-LDP5 A4 5.344% due 12/15/2044(1)	720,000	608,680
2001-C1 A3 5.857% due 10/12/2035	1,000,000	986,325
2001-CIBC A3 6.26% due 3/15/2033	943,221	963,456
J.P. Morgan Commercial Mortgage Finance Corp. 2000-C9 A2 7.77% due 10/15/2032	803,679	806,681
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(1)	1,110,000	959,756
Morgan Stanley Capital I 2005-HQ7 AAB 5.355% due 11/14/2042(1)	1,500,000	1,460,387
PNC Mortgage Acceptance Corp. 2000-C1 A2 7.61% due 2/15/2010	317,776	319,686
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4 4.935% due 4/15/2042	705,000	602,124
2005-C21 APB 5.349% due 10/15/2044(1)	1,100,000	1,084,997

Total Commercial Mortgage-Backed Securities (Cost $19,281,040)		18,091,317

June 30, 2009 (unaudited)	Principal Amount	Value

Corporate Bonds – 25.7%
Aerospace & Defense – 0.3%
General Dynamics Corp. 4.50% due 8/15/2010	$100,000	$103,366
L-3 Communications Corp. 6.125% due 1/15/2014	250,000	232,500
TRW, Inc. 7.75% due 6/1/2029	150,000	167,983

		503,849
Automotive – 0.1%
DaimlerChrysler NA Holdings 6.50% due 11/15/2013	80,000	81,323

		81,323
Banking – 5.3%
American Express Bank FSB 6.00% due 9/13/2017	250,000	228,043
Bank of America Corp. 4.875% due 9/15/2012	400,000	395,597
Sr. Nt. 7.375% due 5/15/2014	500,000	516,508
Bear Stearns Cos., Inc. 6.40% due 10/2/2017	200,000	200,355
Capital One Bank Co. 5.75% due 9/15/2010	200,000	203,863
Citigroup, Inc. 4.625% due 8/3/2010	400,000	398,007
Sr. Nt. 6.125% due 11/21/2017-5/15/2018	600,000	525,531
City National Corp. 5.125% due 2/15/2013	300,000	267,736
Credit Suisse First Boston USA, Inc. 6.50% due 1/15/2012	200,000	215,824
Deutsche Bank AG London 6.00% due 9/1/2017	300,000	306,034
Goldman Sachs Group, Inc. 5.125% due 1/15/2015	400,000	393,450
5.625% due 1/15/2017	80,000	76,033
6.15% due 4/1/2018	500,000	486,789
HSBC USA, Inc. 4.625% due 4/1/2014	200,000	196,357
JPMorgan Chase & Co. 5.75% due 1/2/2013	200,000	206,255
JPMorgan Chase Bank N.A. 6.00% due 10/1/2017	650,000	632,670
Merrill Lynch & Co. 6.05% due 8/15/2012	250,000	250,661
6.875% due 4/25/2018	400,000	370,222
Morgan Stanley 4.00% due 1/15/2010	150,000	151,501
5.95% due 12/28/2017	550,000	527,758
PNC Bank N.A. 6.875% due 4/1/2018	200,000	197,716
Sovereign Bank, Inc. 5.125% due 3/15/2013	150,000	139,554
USB Realty Corp. 6.091% due 12/22/2049(2)(3)	250,000	145,000
Wachovia Corp. 5.25% due 8/1/2014	300,000	293,572
Wells Fargo Bank NA 5.75% due 5/16/2016	300,000	294,122

		7,619,158

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	49

Schedule of Investments – RS Investment Quality Bond Fund (continued)

June 30, 2009 (unaudited)	Principal Amount	Value

Brokerage – 0.2%
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/2049(3)(4)	$200,000	$20
The Charles Schwab Corp. Sr. Nt. 4.95% due 6/1/2014	300,000	305,152

		305,172
Building Materials – 0.2%
CRH America, Inc. 6.00% due 9/30/2016	350,000	311,475

		311,475
Chemicals – 0.2%
Lubrizol Corp. Sr. Nt. 8.875% due 2/1/2019	200,000	232,351

		232,351
Construction Machinery – 0.2%
Joy Global, Inc. 6.00% due 11/15/2016	300,000	279,521

		279,521
Consumer Products – 0.4%
Clorox Co. Sr. Nt. 5.95% due 10/15/2017	350,000	356,829
Whirlpool Corp. Nt. 8.00% due 5/1/2012	200,000	206,995

		563,824
Diversified Manufacturing – 0.6%
Parker Hannifin Corp. Sr. Nt. 6.25% due 5/15/2038	100,000	102,015
Roper Industries, Inc. Sr. Nt. 6.625% due 8/15/2013	100,000	99,867
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(2)	200,000	203,430
United Technologies Corp. 4.375% due 5/1/2010	100,000	102,887
4.875% due 5/1/2015	300,000	319,011

		827,210
Electric – 1.9%
Alabama Power Co. 5.65% due 3/15/2035	300,000	301,473
Exelon Corp. 4.45% due 6/15/2010	200,000	201,980
Florida Power & Light Co. 4.95% due 6/1/2035	200,000	185,858
Nevada Power Co. 6.65% due 4/1/2036	250,000	254,278
Pacific Gas & Electric Co. 6.05% due 3/1/2034	100,000	103,744
PacifiCorp 5.25% due 6/15/2035	100,000	95,068
Potomac Edison Co. 5.35% due 11/15/2014	300,000	287,077

June 30, 2009 (unaudited)	Principal Amount	Value

Electric (continued)
PPL Electric Utilities Corp. 6.25% due 5/15/2039	$500,000	$527,080
6.45% due 8/15/2037	250,000	270,078
Public Service Electric Gas Co. 5.125% due 9/1/2012	200,000	207,060
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	200,000	268,049

		2,701,745
Energy - Independent – 0.4%
Anadarko Petroleum Corp. 6.45% due 9/15/2036	250,000	224,729
Canadian Natural Resources Ltd. 6.25% due 3/15/2038	150,000	149,724
XTO Energy, Inc. Sr. Nt. 5.50% due 6/15/2018	225,000	225,464

		599,917
Energy - Integrated – 0.7%
BP Capital Markets PLC 5.25% due 11/7/2013	200,000	214,662
Husky Energy, Inc. Sr. Nt. 5.90% due 6/15/2014	250,000	261,538
Tosco Corp. 8.125% due 2/15/2030	125,000	146,135
Western Oil Sands, Inc. 8.375% due 5/1/2012	350,000	385,472

		1,007,807
Entertainment – 0.4%
Time Warner, Inc. 7.57% due 2/1/2024	350,000	342,647
Viacom, Inc. 6.875% due 4/30/2036	200,000	184,262

		526,909
Food & Beverage – 0.6%
Bacardi Ltd. Sr. Nt. 7.45% due 4/1/2014(2)	200,000	213,402
Bottling Group LLC 6.95% due 3/15/2014	300,000	342,174
Diageo Capital PLC 5.50% due 9/30/2016	125,000	128,717
Kraft Foods, Inc. Sr. Nt. 6.875% due 1/26/2039	125,000	132,312

		816,605
Health Care – 1.1%
Beckman Coulter, Inc. Sr. Nt. 7.00% due 6/1/2019	250,000	264,225
Becton Dickinson and Co. Sr. Nt. 5.00% due 5/15/2019	500,000	510,905
Express Scripts, Inc. Sr. Nt. 6.25% due 6/15/2014	300,000	317,432

The accompanying notes are an integral part of these financial statements.

50	800-766-3863

June 30, 2009 (unaudited)	Principal Amount	Value

Health Care (continued)
Fisher Scientific International, Inc. 6.125% due 7/1/2015	$200,000	$200,750
McKesson Corp. Sr. Nt. 7.50% due 2/15/2019	200,000	225,230

		1,518,542
Health Insurance – 0.1%
UnitedHealth Group, Inc. 6.50% due 6/15/2037	125,000	108,380

		108,380
Industrial - Other – 0.3%
Princeton University Sr. Nt. 5.70% due 3/1/2039	400,000	400,536

		400,536
Insurance - Life – 1.2%
AXA SA 6.463% due 12/31/2049(2)(3)	200,000	126,000
MetLife, Inc. 6.40% due 12/15/2036	125,000	89,375
Sr. Nt. Series A 6.817% due 8/15/2018	500,000	503,554
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	500,000	490,915
Symetra Financial Corp. 6.125% due 4/1/2016(2)(5)	300,000	227,061
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015(2)	300,000	247,265

		1,684,170
Insurance - P&C – 0.8%
Ace INA Holdings, Inc. 5.80% due 3/15/2018	200,000	199,274
Allied World Assurance Co. Hldgs. Ltd. 7.50% due 8/1/2016	335,000	283,674
Allstate Life Global Funding Trust Nt. 5.375% due 4/30/2013	300,000	310,196
Liberty Mutual Group, Inc. 7.50% due 8/15/2036(2)	100,000	68,914
The Travelers Cos., Inc. Sr. Nt. 5.75% due 12/15/2017	300,000	309,604

		1,171,662
Media - Cable – 1.5%
Comcast Corp. 6.45% due 3/15/2037	350,000	344,939
6.50% due 1/15/2017	500,000	530,431
Time Warner Cable, Inc. 5.40% due 7/2/2012	400,000	413,440
5.85% due 5/1/2017	850,000	848,811

		2,137,621
Media - NonCable – 0.1%
News America Holdings, Inc. 8.00% due 10/17/2016	150,000	159,615

		159,615

June 30, 2009 (unaudited)	Principal Amount	Value

Metals & Mining – 0.8%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	$500,000	$529,854
ArcelorMittal Sr. Nt. 6.125% due 6/1/2018	300,000	262,500
Noranda, Inc. 6.00% due 10/15/2015	200,000	177,183
Steel Dynamics, Inc. 6.75% due 4/1/2015	150,000	133,500
Vale Overseas Ltd. 6.25% due 1/23/2017	100,000	100,826

		1,203,863
Natural Gas - Pipelines – 0.6%
Energy Transfer Partners LP Sr. Nt. 8.50% due 4/15/2014	250,000	280,413
Enterprise Products Operating LLP 4.60% due 8/1/2012	120,000	120,821
8.375% due 8/1/2066(1)	100,000	80,500
Magellan Midstream Partners LP 6.55% due 7/15/2019	400,000	410,604

		892,338
Non Captive Diversified – 0.4%
General Electric Capital Corp. Sr. Nt. 5.625% due 5/1/2018	450,000	425,603
6.75% due 3/15/2032	200,000	179,541

		605,144
Non Captive Consumer – 0.2%
Household Finance Corp. 6.375% due 11/27/2012	300,000	305,144

		305,144
Oilfield Services – 0.3%
Transocean, Inc. Sr. Nt. 6.00% due 3/15/2018	200,000	207,923
Weatherford International Ltd. 5.15% due 3/15/2013	200,000	199,473

		407,396
Pharmaceuticals – 1.2%
Abbott Laboratories Sr. Nt. 5.125% due 4/1/2019	400,000	411,852
Amgen, Inc. 5.85% due 6/1/2017	100,000	106,111
Astrazeneca PLC 6.45% due 9/15/2037	150,000	166,284
Eli Lilly & Co. Sr. Nt. 4.20% due 3/6/2014	500,000	514,781
Pfizer, Inc. Sr. Nt. 6.20% due 3/15/2019	300,000	328,087
Wyeth 5.95% due 4/1/2037	125,000	129,316

		1,656,431

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	51

Schedule of Investments – RS Investment Quality Bond Fund (continued)

June 30, 2009 (unaudited)	Principal Amount	Value

Railroads – 0.4%
Canadian National Railway Co. Sr. Nt. 5.85% due 11/15/2017	$200,000	$211,330
Norfolk Southern Corp. 6.75% due 2/15/2011	300,000	316,537

		527,867
Real Estate Investment Trusts – 0.9%
ERP Operating LP 5.375% due 8/1/2016	200,000	183,987
Highwoods Realty Ltd. 5.85% due 3/15/2017	150,000	119,458
Liberty Property LP 7.25% due 3/15/2011	200,000	199,950
PPF Funding, Inc. 5.35% due 4/15/2012(2)(5)	200,000	163,525
Regency Centers LP 6.75% due 1/15/2012	100,000	96,574
Simon Property Group LP 5.25% due 12/1/2016	300,000	266,485
Westfield Group 5.40% due 10/1/2012(2)	350,000	335,861

		1,365,840
Refining – 0.2%
Valero Energy Corp. Sr. Nt. 9.375% due 3/15/2019	300,000	341,704

		341,704
Retailers – 0.6%
CVS Caremark Corp. 5.75% due 6/1/2017	225,000	226,163
Kohl’s Corp. Sr. Nt. 6.25% due 12/15/2017	350,000	359,910
Target Corp. Sr. Nt. 7.00% due 1/15/2038	150,000	159,877
Wal-Mart Stores, Inc. 4.50% due 7/1/2015	150,000	156,387

		902,337
Technology – 1.1%
Cisco Systems, Inc. 5.50% due 2/22/2016	125,000	132,424
Computer Sciences Corp. Sr. Nt. Series WI 6.50% due 3/15/2018	200,000	204,366
Corning, Inc. Sr. Nt. 6.625% due 5/15/2019	500,000	511,005
International Business Machines Corp. 5.70% due 9/14/2017	100,000	106,166
Microsoft Corp. Sr. Nt. 4.20% due 6/1/2019	250,000	244,239
National Semiconductor Corp. 6.60% due 6/15/2017	250,000	218,658

June 30, 2009 (unaudited)	Principal Amount	Value

Technology (continued)
Xerox Corp. Sr. Nt. 5.65% due 5/15/2013	$100,000	$98,775

		1,515,633
Tobacco – 0.2%
Philip Morris International, Inc. Sr. Nt. 6.875% due 3/17/2014	200,000	225,664

		225,664
Wireless – 0.7%
New Cingular Wireless Services, Inc. 8.125% due 5/1/2012	300,000	335,875
Verizon Wireless Capital LLC Sr. Nt. 5.55% due 2/1/2014(2)	300,000	318,488
Vodafone Group PLC Sr. Nt. 5.45% due 6/10/2019	300,000	295,005
6.15% due 2/27/2037	100,000	98,385

		1,047,753
Wirelines – 1.5%
AT&T, Inc. 6.30% due 1/15/2038	400,000	386,502
Deutsche Telekom International Finance BV 8.75% due 6/15/2030(1)	250,000	292,682
France Telecom S.A. 7.75% due 3/1/2011(1)	200,000	216,306
8.50% due 3/1/2031(1)	115,000	147,698
Qwest Corp. Sr. Nt. 7.875% due 9/1/2011	400,000	400,000
Telecom Italia Capital 5.25% due 10/1/2015	150,000	144,801
Verizon Communications, Inc. 5.55% due 2/15/2016	225,000	232,889
6.40% due 2/15/2038	350,000	342,647

		2,163,525

Total Corporate Bonds (Cost $36,805,245)		36,718,031

	Principal Amount	Value
Government Related – 1.2%
California State General Obligation 5.25% due 4/1/2014	200,000	196,516
Build America Bonds 7.55% due 4/1/2039	250,000	227,597
Illinois State Toll Highway Authority Toll Highway Revenue Build America Bonds-Series A 6.184% due 1/1/2034	400,000	405,204
Oregon School Board Association 4.759% due 6/30/2028	200,000	173,972
Pemex Project Funding Master Trust 5.75% due 3/1/2018	175,000	161,000

The accompanying notes are an integral part of these financial statements.

52	800-766-3863

June 30, 2009 (unaudited)	Principal Amount	Value

Petrobras International Finance Co. 5.875% due 3/1/2018	$250,000	$245,728
Quebec Province 4.60% due 5/26/2015	250,000	259,013
RAS Laffan Liquefied Natural Gas Co. Ltd. 3.437% due 9/15/2009(2)	60,000	59,686

Total Government Related (Cost $1,790,963)		1,728,716

	Principal Amount	Value
Hybrid ARMS – 1.0%
FNMA 5.768% due 12/1/2036(1)	723,440	760,483
6.217% due 8/1/2046(1)	672,624	712,859

Total Hybrid ARMS (Cost $1,406,328)		1,473,342

	Principal Amount	Value
Mortgage Pass-Through Securities – 25.9%
FHLMC 5.50% due 9/1/2034-12/1/2035	2,174,453	2,252,969
7.00% due 9/1/2038	619,115	666,370
FNMA 4.50% due 6/1/2038-4/1/2039	4,679,263	4,675,886
5.00% due 4/1/2034-12/1/2038	15,576,709	15,889,795
5.00% due 2/1/2037	428,860	437,353
5.50% due 4/1/2022	373,777	391,683
5.50% due 7/1/2037-10/1/2038	7,106,820	7,346,502
6.00% due 8/1/2021-7/1/2037	2,016,731	2,119,307
6.50% due 1/1/2013-8/1/2038	2,029,361	2,162,886
7.00% due 6/1/2012-6/1/2032	249,464	271,156
7.50% due 5/1/2027-2/1/2031	193,583	211,149
8.00% due 6/1/2030-9/1/2030	74,496	81,286
GNMA
6.00% due 12/15/2033	173,905	182,675
6.50% due 4/15/2033	303,424	327,022

Total Mortgage Pass-Through Securities (Cost $36,191,654)		37,016,039

	Principal Amount	Value
Municipal Bonds – 2.0%
Arizona Water Infrastructure Finance Authority Revenue Water Quality-Series A 5.00% due 10/1/2027	300,000	314,916
Colorado Housing & Finance Authority Single Family Mortgage CL I-Series A FHA Insured 5.50% due 11/1/2029(6)	210,000	212,957
Connecticut State Series F 5.00% due 12/1/2021	300,000	325,446
Gwinnett County Georgia School District General Obligation 5.00% due 2/1/2036	300,000	307,767

June 30, 2009 (unaudited)	Principal Amount	Value

Massachusetts Bay Transportation Authority Revenue Series A 5.25% due 7/1/2034	$300,000	$309,978
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University-Series B 5.00% due 10/1/2038	300,000	306,888
Harvard University-Series A 5.50% due 11/15/2036	340,000	364,640
New York State Dormitory Authority Columbia University-Series C 5.00% due 7/1/2025	300,000	321,393
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Revenue Series D 5.00% due 9/15/2032	300,000	303,396

Total Municipal Bonds (Cost $2,624,205)		2,767,381

	Principal Amount	Value
U.S. Treasury – 10.5%
U.S. Treasury Bonds 3.50% due 2/15/2039	1,995,000	1,725,057
U.S. Treasury Notes
1.375% due 5/15/2012	420,000	417,640
1.875% due 6/15/2012	2,597,000	2,615,880
2.25% due 5/31/2014	763,000	752,745
2.625% due 6/30/2014	5,368,000	5,386,895
3.125% due 5/15/2019	2,663,000	2,575,627
3.25% due 6/30/2016	1,560,000	1,564,875

Total U.S. Treasury (Cost $15,059,952)		15,038,719

	Principal Amount	Value
Repurchase Agreements – 3.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 6/30/2009, maturity value of $4,480,001, due 7/1/2009(7)	4,480,000	4,480,000

Total Repurchase Agreements (Cost $4,480,000)		4,480,000

Total Investments – 102.0% (Cost $148,647,194)		145,704,339

Other Liabilities, Net – (2.0)%		(2,875,027)

Total Net Assets – 100.0%		$142,829,312

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2009.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2009, the aggregate market value of these securities amounted to $5,605,716, representing 3.9% of net assets of which $5,215,130 have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	53

Schedule of Investments – RS Investment Quality Bond Fund (continued)

(3)	Maturity is perpetual. Maturity date presented represents the next call date.
(4)

Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/2049	200,000	200,312	20

(5)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount ($)	Cost ($)	Value ($)	Acquisition Date	% of Fund’s Net Assets
PPF Funding, Inc.	200,000	199,964	163,525	4/4/2007	0.11%
Symetra Financial Corp.	300,000	298,671	227,061	3/23/2006	0.16%

(6)	When-issued security.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
FHLB	5.648%	11/27/2037	4,571,400

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$10,563,597	$—	$10,563,597
Collateralized Mortgage Obligations	—	17,827,197	—	17,827,197
Commercial Mortgage-Backed Securities	—	18,091,317	—	18,091,317
Corporate Bonds	—	36,718,031	—	36,718,031
Government Related	—	1,728,716	—	1,728,716
Hybrid ARMS	—	1,473,342	—	1,473,342
Mortgage Pass-Through Securities	—	37,016,039	—	37,016,039
Municipal Bonds	—	2,767,381	—	2,767,381
U.S. Treasury	—	15,038,719	—	15,038,719
Repurchase Agreements	—	4,480,000	—	4,480,000

Total	$—	$145,704,339	$—	$145,704,339

The accompanying notes are an integral part of these financial statements.

54	800-766-3863

Schedule of Investments – RS Low Duration Bond Fund

June 30, 2009 (unaudited)	Principal Amount	Value

Asset Backed Securities – 11.5%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	$254,201	$175,453
BMW Vehicle Lease Trust 2009-1 A3 2.91% due 3/15/2012	1,000,000	1,005,721
Capital One Multi-Asset Execution Trust 2005-A7 A7 4.70% due 6/15/2015	550,000	567,912
2006-A2 A 4.85% due 11/15/2013	200,000	207,564
2008-A5 A5 4.85% due 2/18/2014	800,000	831,867
Capital One Prime Auto Receivables Trust 2006-2 A4 4.94% due 7/15/2012	562,811	573,700
CenterPoint Energy Transition Bond Co. LLC 2001-1 A4 5.63% due 9/15/2015	540,000	570,396
2008-AA1 4.192% due 2/1/2020	931,982	944,858
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	372,462	290,339
Chase Issuance Trust 2005-A10 A10 4.65% due 12/17/2012	430,000	444,032
2007-A15 A 4.96% due 9/17/2012	580,000	600,434
Citibank Credit Card Issuance Trust 2006-A4 A4 5.45% due 5/10/2013	738,000	777,772
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	290,848	217,359
CNH Equipment Trust 2007-C A4A 5.42% due 3/17/2014	575,000	581,634
Detroit Edison Securitization Funding LLC 2001-1 A4 6.19% due 3/1/2013	164,938	171,587
GE Capital Credit Card Master Note Trust 2006-1 A 5.08% due 9/15/2012	370,000	371,493
Harley-Davidson Motorcycle Trust 2009-1 A3 3.19% due 11/15/2013	670,000	673,674
Nissan Auto Receivables Owner Trust 2008-B A3 4.46% due 4/16/2012	400,000	411,197
Peco Energy Transition Trust 2000-A A4 7.65% due 3/1/2010	365,000	369,155

June 30, 2009 (unaudited)	Principal Amount	Value

PG&E Energy Recovery Funding LLC 2005-1 A5 4.47% due 12/25/2014	$580,000	$597,917
PSE&G Transition Funding LLC 2001-1 A5 6.45% due 3/15/2013	500,000	521,668
Public Service New Hampshire Funding LLC 2001-1 A3 6.48% due 5/1/2015	531,868	571,070
Residential Asset Mortgage Products, Inc. 2003-RZ4 A5 4.66% due 2/25/2032	171,223	163,579
2002-RS4 AI5 6.163% due 8/25/2032(1)	26,245	11,026
Vanderbilt Acquisition Loan Trust 2002-1 A3 5.70% due 9/7/2023	153,821	152,892
West Penn Funding LLC Transition Bonds 2005-A A1 4.46% due 12/27/2010(2)	125,476	127,516

Total Asset Backed Securities (Cost $11,992,890)		11,931,815

	Principal Amount	Value
Collateralized Mortgage Obligations – 1.9%
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	856,008	671,793
FHLMC 2598 QC 4.50% due 6/15/2027	72,793	73,235
1534 Z 5.00% due 6/15/2023	155,438	157,330
20 H 5.50% due 10/25/2023	75,664	80,591
FNMA 2003-24 PU 3.50% due 11/25/2015	89,525	90,310
2003-63 GU 4.00% due 7/25/2033	32,958	33,673
2005-39 CL 5.00% due 12/25/2021	208,579	214,915
2006-45 AC 5.50% due 6/25/2036	101,514	103,593
2002-52 PB 6.00% due 2/25/2032	326,228	339,945
GNMA 2002-93 NV 4.75% due 2/20/2032	22,342	22,681
J.P. Morgan Mortgage Trust 2005-S2 2A15 6.00% due 9/25/2035	153,743	106,827
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	96,333	91,019

Total Collateralized Mortgage Obligations (Cost $2,046,869)		1,985,912

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	55

Schedule of Investments – RS Low Duration Bond Fund (continued)

June 30, 2009 (unaudited)	Principal Amount	Value

Commercial Mortgage-Backed Securities – 16.1%
Banc of America Commercial Mortgage, Inc. 2001-PB1 A2 5.787% due 5/11/2035	$1,075,838	$1,091,622
Bear Stearns Commercial Mortgage Securities 2003-T12 A2 3.88% due 8/13/2039	3,894	3,888
Commercial Mortgage Asset Trust 1999-C1 A3 6.64% due 1/17/2032	107,927	108,525
Commercial Mortgage Pass-Through Certificates 2003-LB1A A1 3.251% due 6/10/2038	756,182	725,737
2004-LB2A A3 4.221% due 3/10/2039	992,566	990,580
Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035(2)	720,000	702,000
CS First Boston Mortgage Securities Corp. 2002-CP5 A1
4.106% due 12/15/2035	1,212,323	1,205,869
2004-C5 A2
4.183% due 11/15/2037	273,762	267,808
2001-CP4 A4
6.18% due 12/15/2035	898,274	907,361
2001-CK1 A3
6.38% due 12/18/2035	905,167	928,013
First Union-Lehman Brothers Commercial Mortgage Securities, Inc. 1997-C2 D 7.12% due 11/18/2029	580,000	596,883
Four Times Square Trust 2000-4TS A2 7.795% due 4/15/2015(2)	607,000	637,645
GE Capital Commercial Mortgage Corp. 2003-C2 A2 4.17% due 7/10/2037	789,595	790,211
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2 4.305% due 8/10/2042	315,252	307,780
GS Mortgage Securities Corp. II 2004-GG2 A3 4.602% due 8/10/2038	263,523	263,185
Hilton Hotel Pool Trust 2000-HLTA A1 7.055% due 10/3/2015(2)	603,840	630,030
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2004-C1 A1
3.053% due 1/15/2038	78,630	78,012
2002-C1 A2
4.914% due 7/12/2037	268,797	271,360
2001-C1 A3
5.857% due 10/12/2035	345,000	340,282

June 30, 2009 (unaudited)	Principal Amount	Value

2001-CIBC A3 6.26% due 3/15/2033	$1,179,025	$1,204,320
J.P. Morgan Commercial Mortgage Finance Corp. 2000-C9 A2 7.77% due 10/15/2032	234,153	235,028
Morgan Stanley Capital I 2003-T11 A3
4.85% due 6/13/2041	917,000	903,152
2005-HQ7 AAB 5.355% due 11/14/2042(1)	1,000,000	973,591
PNC Mortgage Acceptance Corp. 2000-C1 A2 7.61% due 2/15/2010	105,780	106,416
Prudential Securities Secured Financing Corp. 1998-C1 D 7.204% due 1/15/2013(1)	228,860	231,088
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A2 4.467% due 3/18/2036	1,310,816	1,298,485
Wachovia Bank Commercial Mortgage Trust 2005-C21 APB 5.349% due 10/15/2044(1)	1,000,000	986,361

Total Commercial Mortgage-Backed Securities (Cost $16,768,351)		16,785,232

	Principal Amount	Value
Corporate Bonds – 27.8%
Aerospace & Defense – 0.9%
L-3 Communications Corp. Sr. Nt. 7.625% due 6/15/2012	700,000	701,750
Raytheon Co. Sr. Nt. 4.85% due 1/15/2011	240,000	250,107

		951,857
Automotive – 0.6%
Daimler Finance North America LLC 4.875% due 6/15/2010	250,000	250,198
Ford Motor Credit Co. LLC Sr. Nt. 8.625% due 11/1/2010	375,000	352,471

		602,669
Banking – 3.5%
American Express Travel Related Services Co., Inc. Sr. Nt. 5.25% due 11/21/2011(2)	700,000	695,822
Citigroup, Inc. 4.25% due 7/29/2009	300,000	300,174
Merrill Lynch & Co., Inc. Sr. Nt. Ser. B 4.50% due 11/4/2010	700,000	704,156
Morgan Stanley Sr. Nt. 5.05% due 1/21/2011	600,000	611,831

The accompanying notes are an integral part of these financial statements.

56	800-766-3863

June 30, 2009 (unaudited)	Principal Amount	Value

Banking (continued)
PNC Funding Corp. 4.50% due 3/10/2010	$350,000	$352,367
Sovereign Bancorp, Inc. Sr. Nt. 4.80% due 9/1/2010	350,000	341,878
The Goldman Sachs Group, Inc. Sr. Nt. 4.50% due 6/15/2010	300,000	307,413
Wachovia Mortgage FSB Sr. Nt. 4.125% due 12/15/2009	300,000	302,761

		3,616,402
Consumer Products – 0.8%
Clorox Co. Sr. Nt. 4.20% due 1/15/2010	325,000	329,617
Whirlpool Corp. Nt. 8.00% due 5/1/2012	500,000	517,487

		847,104
Diversified Manufacturing – 0.3%
Textron Financial Corp. 5.125% due 11/1/2010	350,000	326,405

		326,405
Electric – 2.3%
NiSource Finance Corp. Sr. Nt. 7.875% due 11/15/2010	650,000	671,378
Pacific Gas & Electric Co. Sr. Nt. 4.20% due 3/1/2011	650,000	670,746
PPL Electric Utilities Corp. Sr. Sec. Nt. 6.25% due 8/15/2009	300,000	301,239
Virginia Electric and Power Co. Sr. Nt. 4.50% due 12/15/2010	726,000	743,609

		2,386,972
Energy - Independent – 1.0%
Anadarko Finance Co. Ser. B 6.75% due 5/1/2011	650,000	676,520
XTO Energy, Inc. 5.00% due 8/1/2010	350,000	358,702

		1,035,222
Energy - Integrated – 1.1%
BP Capital Markets PLC 3.125% due 3/10/2012	650,000	663,067
Chevron Corp. 3.45% due 3/3/2012	500,000	515,749

		1,178,816
Entertainment – 0.5%
Time Warner, Inc. 5.50% due 11/15/2011	500,000	516,339

		516,339

June 30, 2009 (unaudited)	Principal Amount	Value

Environmental – 0.3%
Allied Waste North America, Inc. Sr. Sec. Nt. 6.50% due 11/15/2010	$350,000	$356,125

		356,125
Food & Beverage – 2.4%
Anheuser-Busch Cos., Inc. 5.625% due 10/1/2010	375,000	382,689
Diageo Finance BV 3.875% due 4/1/2011	600,000	614,726
Kraft Foods, Inc. Sr. Nt. 5.625% due 11/1/2011	500,000	531,237
PepsiAmericas, Inc. 5.625% due 5/31/2011	450,000	475,982
SABMiller PLC 6.20% due 7/1/2011(2)	500,000	527,253

		2,531,887
Health Care – 0.6%
Express Scripts, Inc. Sr. Nt. 5.25% due 6/15/2012	600,000	619,892

		619,892
Health Insurance – 0.3%
UnitedHealth Group, Inc. Sr. Nt. 5.125% due 11/15/2010	350,000	362,190

		362,190
Insurance - Life – 1.1%
Metropolitan Life Global Funding I Sr. Sec. Nt. 4.50% due 5/5/2010(2)	400,000	404,421
Prudential Financial, Inc. Sr. Nt. Ser. D 5.10% due 12/14/2011	700,000	694,560

		1,098,981
Media - Cable – 1.7%
Comcast Corp. 5.45% due 11/15/2010	500,000	519,896
Cox Communications, Inc. 4.625% due 1/15/2010	350,000	351,659
Time Warner Cable, Inc. 5.40% due 7/2/2012	825,000	852,720

		1,724,275
Metals & Mining – 0.4%
BHP Billiton Finance USA Ltd. 5.00% due 12/15/2010	350,000	363,851

		363,851
Natural Gas - Distributors – 0.3%
ONEOK, Inc. 7.125% due 4/15/2011	290,000	305,758

		305,758
Natural Gas - Pipelines – 1.2%
Enterprise Products Operating LLP 4.95% due 6/1/2010	600,000	608,858
Kinder Morgan Energy Partners LP 7.125% due 3/15/2012	550,000	588,114

		1,196,972

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	57

Schedule of Investments – RS Low Duration Bond Fund (continued)

June 30, 2009 (unaudited)	Principal Amount	Value

Non Captive Diversified – 0.4%
CIT Group, Inc. Sr. Nt. 4.25% due 2/1/2010	$500,000	$448,894

		448,894
Packaging – 0.7%
Ball Corp. Note 6.875% due 12/15/2012	700,000	694,750

		694,750
Pharmaceuticals – 2.5%
Eli Lilly & Co. Sr. Nt. 3.55% due 3/6/2012	650,000	673,388
Merck & Co., Inc. Sr. Nt. 1.875% due 6/30/2011	700,000	700,895
Pfizer, Inc. Sr. Nt. 4.45% due 3/15/2012	650,000	682,006
Roche Holdings, Inc. 4.50% due 3/1/2012(2)	550,000	578,212

		2,634,501
Real Estate Investment Trusts – 1.7%
Regency Centers LP 7.95% due 1/15/2011	350,000	348,866
Simon Property Group LP Sr. Nt. 4.875% due 3/18/2010	350,000	352,469
5.00% due 3/1/2012	400,000	398,744
Westfield Capital Corp. Ltd. 4.375% due 11/15/2010(2)	700,000	685,139

		1,785,218
Retailers – 0.3%
CVS Caremark Corp. 4.00% due 9/15/2009	350,000	352,038

		352,038
Supermarkets – 0.9%
Safeway, Inc. 4.95% due 8/16/2010	300,000	306,159
The Kroger Co. 6.80% due 4/1/2011	550,000	582,264

		888,423
Technology – 0.5%
Hewlett-Packard Co. Sr. Nt. 4.25% due 2/24/2012	500,000	521,870

		521,870
Wireless – 0.6%
Verizon Wireless Capital LLC Sr. Nt. 5.25% due 2/1/2012(2)	600,000	632,797

		632,797
Wirelines – 0.9%
AT&T, Inc. Sr. Nt. 4.125% due 9/15/2009	350,000	351,763

June 30, 2009 (unaudited)	Principal Amount	Value

Wirelines (continued)
Qwest Corp. Sr. Nt. 7.875% due 9/1/2011	$550,000	$550,000

		901,763

Total Corporate Bonds (Cost $28,314,963)		28,881,971

	Principal Amount	Value
Government Related – 2.3%
Bank of America Corp.
2.10% due 4/30/2012	1,000,000	1,001,524
3.125% due 6/15/2012	450,000	464,106
General Electric Capital Corp. 2.20% due 6/8/2012	450,000	452,305
PNC Funding Corp. 2.30% due 6/22/2012	450,000	453,665
RAS Laffan Liquefied Natural Gas Co. Ltd. 3.437% due 9/15/2009(2)	45,000	44,765

Total Government Related (Cost $2,409,613)		2,416,365

	Principal Amount	Value
Hybrid ARMS – 0.2%
FNMA 6.217% due 8/1/2046(1)	235,545	249,634

Total Hybrid ARMS (Cost $237,731)		249,634

	Principal Amount	Value
Mortgage-Backed Securities – 0.3%
FHLMC 7.00% due 9/1/2038	297,175	319,858

Total Mortgage-Backed Securities (Cost $309,333)		319,858

	Principal Amount	Value
U.S. Agencies – 5.9%
FHLMC 2.50% due 3/23/2012	1,910,000	1,922,581
FNMA
2.00% due 4/1/2011	1,495,000	1,506,132
5.00% due 10/15/2011	760,000	821,450
5.125% due 4/15/2011	1,800,000	1,927,544

Total U.S. Agencies (Cost $5,963,852)		6,177,707
U.S. Treasury – 29.9%
U.S. Treasury Notes
0.875% due 5/31/2011	791,000	788,160
1.125% due 6/30/2011	15,389,000	15,390,231
1.375% due 5/15/2012	707,000	703,027
1.875% due 6/15/2012	14,143,000	14,245,820

Total U.S. Treasury (Cost $31,023,724)		31,127,238

The accompanying notes are an integral part of these financial statements.

58	800-766-3863

June 30, 2009 (unaudited)	Principal Amount	Value

Repurchase Agreements – 6.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 6/30/2009, maturity value of $7,072,002, due 7/1/2009(3)	$7,072,000	$7,072,000

Total Repurchase Agreements (Cost $7,072,000)		7,072,000

Total Investments – 102.7% (Cost $106,139,326)		106,947,732

Other Liabilities, Net – (2.7)%		(2,834,891)

Total Net Assets – 100.0%		$104,112,841

(1)	Variable rate security. The rate shown is the rate in effect at June 30, 2009.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2009, the aggregate market value of these securities amounted to $5,665,600, representing 5.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
FHLB	5.648%	11/27/2037	7,218,000

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$11,931,815	$—	$11,931,815
Collateralized Mortgage Obligations	—	1,985,912	—	1,985,912
Commercial Mortgage-Backed Securities	—	16,785,232	—	16,785,232
Corporate Bonds	—	28,881,971	—	28,881,971
Government Related	—	2,416,365	—	2,416,365
Hybrid ARMS	—	249,634	—	249,634
Mortgage-Backed Securities	—	319,858	—	319,858
U.S. Agencies	—	6,177,707	—	6,177,707
U.S. Treasury	—	31,127,238	—	31,127,238
Repurchase Agreements	—	7,072,000	—	7,072,000

Total	$—	$106,947,732	$—	$106,947,732

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	59

Schedule of Investments – RS High Yield Bond Fund

June 30, 2009 (unaudited)	Principal Amount	Value

Corporate Bonds – 93.8%
Aerospace & Defense – 1.7%
BE Aerospace, Inc. Sr. Nt. 8.50% due 7/1/2018	$460,000	$433,550
L-3 Communications Corp. Sr. Sub. Nt. 5.875% due 1/15/2015	180,000	159,750
6.375% due 10/15/2015	600,000	544,500
Moog, Inc. Sr. Sub. Nt. 7.25% due 6/15/2018	450,000	420,750

		1,558,550
Automotive – 4.8%
Ford Motor Credit Co. Sr. Nt. 7.25% due 10/25/2011	2,550,000	2,205,592
8.00% due 12/15/2016	700,000	535,170
9.75% due 9/15/2010	538,000	515,348
9.875% due 8/10/2011	570,000	527,280
Goodyear Tire & Rubber Co. 5.01% due 12/1/2009(1)	140,000	138,600
Sr. Nt. 8.625% due 12/1/2011	91,000	89,635
10.50% due 5/15/2016	170,000	171,700
Titan International, Inc. Sr. Nt. 8.00% due 1/15/2012	160,000	144,800

		4,328,125
Banking – 1.1%
Bank of America Corp. Ser. M 8.125% due 5/15/2018(1)(2)	650,000	542,874
Citigroup Capital XXI 8.30% due 12/21/2057(1)	570,000	444,500

		987,374
Building Materials – 2.6%
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	910,000	855,657
Mohawk Industries, Inc. Sr. Nt. 6.625% due 1/15/2016	330,000	293,231
Norcraft Cos. L.P. Sr. Sub. Nt. 9.00% due 11/1/2011	500,000	495,000
Texas Industries, Inc. Sr. Nt. 7.25% due 7/15/2013(3)	760,000	687,800

		2,331,688
Chemicals – 0.4%
Koppers, Inc. Sr. Nt. 9.875% due 10/15/2013	398,000	392,030

		392,030
Construction Machinery – 1.4%
Terex Corp. Sr. Sub. Nt. 8.00% due 11/15/2017	290,000	222,938

June 30, 2009 (unaudited)	Principal Amount	Value

Construction Machinery (continued)
Sr. Nt. 10.875% due 6/1/2016	$500,000	$500,000
United Rentals NA, Inc. Sr. Sub. Nt. 7.75% due 11/15/2013	640,000	550,400

		1,273,338
Consumer Cyclical Services – 1.6%
Corrections Corp. of America 7.75% due 6/1/2017	540,000	531,900
NCO Group, Inc. Sr. Nt. 5.758% due 11/15/2013(1)	165,000	106,425
Sr. Sub. Nt. 11.875% due 11/15/2014	180,000	94,500
Service Corp. International Sr. Nt. 7.625% due 10/1/2018	490,000	454,475
Travelport LLC Sr. Nt. 5.293% due 9/1/2014(1)	440,000	239,800

		1,427,100
Consumer Products – 0.6%
Elizabeth Arden, Inc. Sr. Sub. Nt. 7.75% due 1/15/2014	410,000	354,650
Jarden Corp. Sr. Nt. 8.00% due 5/1/2016	170,000	162,350

		517,000
Diversified Manufacturing – 0.1%
ESCO Corp. Sr. Nt. 8.625% due 12/15/2013(3)	90,000	77,850

		77,850
Electric – 7.6%
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017	530,000	477,222
Dynegy Holdings, Inc. Sr. Nt. 7.75% due 6/1/2019	460,000	358,225
Edison Mission Energy Sr. Nt. 7.00% due 5/15/2017	800,000	614,000
Midwest Generation LLC Ser. B 8.56% due 1/2/2016	442,444	433,595
Mirant Americas Generation, LLC Sr. Nt. 8.30% due 5/1/2011	180,000	179,550
Mirant Mid Atlantic Pass Through Tr. Ser. A 8.625% due 6/30/2012	226,762	225,628
Ser. B 9.125% due 6/30/2017	429,373	426,153
Mirant North America LLC 7.375% due 12/31/2013	380,000	364,800

The accompanying notes are an integral part of these financial statements.

60	800-766-3863

June 30, 2009 (unaudited)	Principal Amount	Value

Electric (continued)
NRG Energy, Inc. Sr. Nt. 7.375% due 1/15/2017	$645,000	$607,913
RRI Energy, Inc. Sr. Nt. 7.625% due 6/15/2014	360,000	329,400
7.875% due 6/15/2017	560,000	501,200
Sierra Pacific Resources Sr. Nt. 8.625% due 3/15/2014	557,000	548,648
Texas Competitive Electric Holdings Co. LLC Ser. A 10.25% due 11/1/2015(4)	1,180,000	734,550
Ser. B 10.25% due 11/1/2015(4)	740,000	460,650
The AES Corp. Sr. Nt. 8.00% due 10/15/2017-6/1/2020	720,000	657,900

		6,919,434
Energy - Independent – 9.3%
Atlas Energy Resources LLC Sr. Nt. 10.75% due 2/1/2018(3)	430,000	405,275
Berry Petroleum Co.
Sr. Sub. Nt.
8.25% due 11/1/2016	110,000	94,325
Sr. Nt.
10.25% due 6/1/2014	170,000	171,700
Chaparral Energy, Inc. Sr. Nt. 8.50% due 12/1/2015	865,000	536,300
Chesapeake Energy Corp.
6.875% due 1/15/2016	360,000	317,700
7.50% due 9/15/2013	560,000	536,200
Sr. Nt.
7.625% due 7/15/2013	300,000	285,000
9.50% due 2/15/2015	160,000	161,200
Connacher Oil and Gas Ltd.
Sr. Sec. Nt.
10.25% due 12/15/2015(3)	600,000	363,000
11.75% due 7/15/2014(3)	300,000	289,500
Denbury Resources, Inc.
7.50% due 4/1/2013-12/15/2015	610,000	580,400
9.75% due 3/1/2016	320,000	328,800
KCS Energy, Inc. 7.125% due 4/1/2012	400,000	377,000
Linn Energy LLC 11.75% due 5/15/2017(3)	280,000	272,300
OPTI Canada, Inc.
Sr. Sec. Nt.
7.875% due 12/15/2014	200,000	129,500
8.25% due 12/15/2014	785,000	518,100
Penn Virginia Corp. Sr. Nt. 10.375% due 6/15/2016	300,000	305,250
PetroHawk Energy Corp.
7.875% due 6/1/2015	290,000	268,250
Sr. Nt.
10.50% due 8/1/2014(3)	160,000	163,600

June 30, 2009 (unaudited)	Principal Amount	Value

Energy - Independent (continued)
Quicksilver Resources, Inc.
7.125% due 4/1/2016	$860,000	$670,800
8.25% due 8/1/2015	270,000	240,300
Sr. Nt.
11.75% due 1/1/2016	400,000	414,000
SandRidge Energy, Inc.
8.625% due 4/1/2015(5)	280,000	251,300
Sr. Nt.
9.875% due 5/15/2016(3)	250,000	241,250
Southwestern Energy Co. Sr. Nt. 7.50% due 2/1/2018(3)	170,000	163,200
Whiting Petroleum Corp. Sr. Sub. Nt. 7.00% due 2/1/2014	400,000	371,000

		8,455,250
Entertainment – 0.4%
WMG Acquisition Corp. Sr. Sec. Nt. 9.50% due 6/15/2016(3)	340,000	338,300

		338,300
Food & Beverage – 2.4%
Aramark Corp.
Sr. Nt.
4.528% due 2/1/2015(1)	135,000	109,688
8.50% due 2/1/2015	855,000	829,350
Constellation Brands, Inc.
Ser. B
7.25% due 5/15/2017	180,000	166,500
8.125% due 1/15/2012	160,000	160,000
Michael Foods, Inc. Sr. Sub. Nt. 8.00% due 11/15/2013	808,000	787,800
Smithfield Foods, Inc. Sr. Sec. Nt. 10.00% due 7/15/2014(3)	170,000	167,875

		2,221,213
Gaming – 4.0%
Boyd Gaming Corp.
Sr. Sub. Nt.
6.75% due 4/15/2014	200,000	162,000
7.125% due 2/1/2016	400,000	296,500
Harrah’s Operating Co., Inc. Sr. Sec. Nt. 10.00% due 12/15/2018(3)	630,000	362,250
MGM Mirage, Inc.
Sr. Nt.
7.50% due 6/1/2016	340,000	220,575
Sr. Sec. Nt.
10.375% due 5/15/2014(3)	140,000	145,250
11.125% due 11/15/2017(3)	290,000	307,400
13.00% due 11/15/2013(3)	340,000	372,300
Pokagon Gaming Authority Sr. Nt. 10.375% due 6/15/2014(3)	186,000	182,280
Scientific Games Corp. 7.875% due 6/15/2016(3)	590,000	560,500

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	61

Schedule of Investments – RS High Yield Bond Fund (continued)

June 30, 2009 (unaudited)	Principal Amount	Value

Gaming (continued)
Scientific Games International, Inc. Nt. 9.25% due 6/15/2019(3)	$340,000	$340,000
Snoqualmie Entertainment Authority Sr. Nt. 9.125% due 2/1/2015(3)	545,000	283,400
Wynn Las Vegas LLC 6.625% due 12/1/2014	500,000	430,000

		3,662,455
Health Care – 7.0%
Alliance Imaging, Inc.
Sr. Sub. Nt. 7.25% due 12/15/2012	1,060,000	1,028,200
Bio-Rad Laboratories, Inc.
Sr. Sub. Nt.
7.50% due 8/15/2013	300,000	295,875
8.00% due 9/15/2016(3)	425,000	420,750
Community Health Systems, Inc. 8.875% due 7/15/2015	60,000	58,800
DaVita, Inc. 7.25% due 3/15/2015	570,000	535,800
Fresenius Medical Care Capital Tr. 7.875% due 6/15/2011	570,000	579,975
HCA, Inc.
Sr. Nt.
6.75% due 7/15/2013	570,000	501,600
Sr. Sec. Nt.
8.50% due 4/15/2019(3)	340,000	333,200
Sec. Nt.
9.125% due 11/15/2014	922,000	912,780
9.25% due 11/15/2016	630,000	620,550
Sr. Sec. Nt. 9.875% due 2/15/2017(3)	280,000	282,800
Health Management Associates, Inc. Sr. Nt. 6.125% due 4/15/2016	550,000	471,625
US Oncology, Inc. Sr. Sec. Nt. 9.125% due 8/15/2017(3)	300,000	297,750

		6,339,705
Home Construction – 1.0%
Centex Corp. Sr. Nt. 4.55% due 11/1/2010	380,000	371,450
KB Home 6.375% due 8/15/2011	300,000	289,500
The Ryland Group, Inc. 5.375% due 5/15/2012	290,000	272,600

		933,550
Industrial - Other – 0.9%
Belden, Inc. 9.25% due 6/15/2019(3)	340,000	329,375
Education Management LLC 8.75% due 6/1/2014	500,000	485,000

		814,375

June 30, 2009 (unaudited)	Principal Amount	Value

Insurance - Life – 0.4%
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015(3)	$400,000	$329,687

		329,687
Lodging – 2.4%
Host Hotels & Resorts L.P. Sr. Nt. 9.00% due 5/15/2017(3)	170,000	161,925
Host Marriott L.P. Sr. Nt. Ser. O 6.375% due 3/15/2015	900,000	778,500
Royal Caribbean Cruises Ltd. Sr. Nt. 6.875% due 12/1/2013	360,000	300,600
7.00% due 6/15/2013	540,000	471,825
Starwood Hotels & Resorts Worldwide, Inc. Sr. Nt. 7.875% due 10/15/2014	510,000	479,400

		2,192,250
Media - Cable – 5.0%
Cablevision Systems Corp. Sr. Nt. 8.00% due 4/15/2012(1)	510,000	504,900
CSC Holdings, Inc. Sr. Nt. Ser. B 7.625% due 4/1/2011	400,000	396,000
Sr. Nt. 8.50% due 4/15/2014 -6/15/2015(3)	610,000	600,725
8.625% due 2/15/2019(3)	160,000	155,600
DirecTV Holdings LLC Sr. Nt. 8.375% due 3/15/2013	805,000	807,012
EchoStar DBS Corp. Sr. Nt. 6.375% due 10/1/2011	725,000	703,250
6.625% due 10/1/2014	295,000	272,138
Videotron Ltee. 9.125% due 4/15/2018	290,000	294,712
9.125% due 4/15/2018(3)	280,000	284,550
Virgin Media Finance PLC Ser. 1 9.50% due 8/15/2016	500,000	492,500

		4,511,387
Media - NonCable – 5.5%
Block Communications, Inc. Sr. Nt. 8.25% due 12/15/2015(3)	1,120,000	980,000
Clear Channel Communications, Inc. Sr. Nt. 5.75% due 1/15/2013	610,000	149,450
Lamar Media Corp. Sr. Nt. 6.625% due 8/15/2015	500,000	433,300
Nielsen Finance LLC Sr. Nt. 11.50% due 5/1/2016(3)	560,000	544,600

The accompanying notes are an integral part of these financial statements.

62	800-766-3863

June 30, 2009 (unaudited)	Principal Amount	Value

Media - NonCable (continued)
Quebecor Media, Inc. Sr. Nt. 7.75% due 3/15/2016	$821,000	$744,031
Rainbow National Services LLC 8.75% due 9/1/2012(3)	930,000	936,975
RH Donnelley, Inc. 11.75% due 5/15/2015(3)(6)	705,000	324,300
Sinclair Television Group, Inc. 8.00% due 3/15/2012	830,000	556,100
The Interpublic Group of Cos., Inc. Sr. Nt. 10.00% due 7/15/2017(3)	300,000	302,250

		4,971,006
Metals & Mining – 2.7%
Foundation PA Coal Co. LLC Sr. Nt. 7.25% due 8/1/2014	320,000	313,600
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.25% due 4/1/2015	175,000	176,750
8.375% due 4/1/2017	535,000	539,012
Steel Dynamics, Inc. 7.375% due 11/1/2012	800,000	758,000
Teck Resources Ltd. Sr. Sec. Nt.
9.75% due 5/15/2014(3)	170,000	175,950
10.25% due 5/15/2016(3)	170,000	178,075
10.75% due 5/15/2019(3)	280,000	301,000

		2,442,387
Natural Gas - Distributors – 1.2%
Ferrellgas Partners L.P. Sr. Nt. 6.75% due 5/1/2014(3)	380,000	328,700
Inergy LP/Inergy Finance Corp.
8.25% due 3/1/2016	600,000	571,500
8.75% due 3/1/2015(3)	160,000	156,400

		1,056,600
Natural Gas - Pipelines – 3.0%
Atlas Pipeline Partners L.P. 8.75% due 6/15/2018	760,000	520,600
El Paso Corp. Sr. Nt.
8.25% due 2/15/2016	160,000	155,600
12.00% due 12/12/2013	640,000	704,000
El Paso Performance-Linked Tr. Sr. Nt. 7.75% due 7/15/2011(3)	200,000	196,277
Kinder Morgan Finance Co. ULC 5.70% due 1/5/2016	400,000	343,000
MarkWest Energy Partners L.P. 6.875% due 11/1/2014(3)	170,000	140,250
Sr. Nt. Ser. B
8.50% due 7/15/2016	400,000	344,000
Regency Energy Partners L.P. Sr. Nt. 9.375% due 6/1/2016(3)	340,000	328,950
SemGroup L.P. Sr. Nt. 8.75% due 11/15/2015(3)(6)	715,000	28,600

		2,761,277

June 30, 2009 (unaudited)	Principal Amount	Value

Non Captive Diversified – 0.3%
CIT Group, Inc. Sr. Nt. 4.25% due 2/1/2010	$340,000	$305,248

		305,248
Oilfield Services – 1.5%
Allis-Chalmers Energy, Inc. 9.00% due 1/15/2014	570,000	404,700
Compagnie Generale de Geophysique-Veritas Sr. Nt. 7.75% due 5/15/2017	85,000	77,350
Complete Production Services, Inc. Sr. Nt. 8.00% due 12/15/2016	370,000	316,350
Helix Energy Solutions Group, Inc. Sr. Nt. 9.50% due 1/15/2016(3)	360,000	328,500
Stallion Oilfield Services Sr. Nt. 9.75% due 2/1/2015(3)	580,000	191,400

		1,318,300
Packaging – 1.5%
Crown Americas LLC
7.625% due 11/15/2013	180,000	175,500
Sr. Nt.
7.625% due 5/15/2017(3)	340,000	328,100
Owens-Brockway Glass Container, Inc. 7.375% due 5/15/2016(3)	340,000	329,800
Silgan Holdings, Inc. Sr. Nt. 7.25% due 8/15/2016(3)	300,000	288,000
Solo Cup Co. Sr. Nt. 10.50% due 11/1/2013(3)	280,000	280,700

		1,402,100
Paper – 1.9%
Graphic Packaging International, Inc. Sr. Sub. Nt. 9.50% due 8/15/2013	1,022,000	976,010
Rock-Tenn Co.
9.25% due 3/15/2016	370,000	376,475
Sr. Nt.
9.25% due 3/15/2016(3)	340,000	345,950

		1,698,435
Railroads – 1.5%
American Railcar Industries, Inc. Sr. Nt. 7.50% due 3/1/2014	440,000	383,900
RailAmerica, Inc. Sr. Sec. Nt. 9.25% due 7/1/2017(3)	1,000,000	965,000

		1,348,900
Real Estate Investment Trusts – 0.9%
Reckson Operating Partnership L.P. Sr. Nt. 5.15% due 1/15/2011	900,000	829,727

		829,727

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	63

Schedule of Investments – RS High Yield Bond Fund (continued)

June 30, 2009 (unaudited)	Principal Amount	Value

Refining – 1.2%
Holly Corp. Sr. Nt. 9.875% due 6/15/2017(3)	$600,000	$582,000
Western Refining, Inc. Sr. Sec. Nt. 11.25% due 6/15/2017(3)	600,000	532,500

		1,114,500
Retailers – 3.4%
Burlington Coat Factory Warehouse Corp. 11.125% due 4/15/2014	650,000	516,750
J.C. Penney Corp., Inc. Sr. Nt. 7.65% due 8/15/2016	1,130,000	1,101,194
Limited Brands, Inc. Sr. Nt. 8.50% due 6/15/2019(3)	200,000	191,618
Macy’s Retail Holdings, Inc. 8.875% due 7/15/2015(4)	340,000	329,022
Susser Holdings LLC 10.625% due 12/15/2013	550,000	551,375
The Neiman Marcus Group, Inc. 10.375% due 10/15/2015	650,000	380,250

		3,070,209
Supermarkets – 1.6%
Delhaize America, Inc. Debt. 9.00% due 4/15/2031	370,000	449,158
Ingles Markets, Inc. Sr. Nt. 8.875% due 5/15/2017(3)	280,000	275,800
Supervalu, Inc. Sr. Nt. 7.50% due 11/15/2014	710,000	681,600

		1,406,558
Technology – 5.8%
Anixter, Inc. 10.00% due 3/15/2014	850,000	845,750
Communications & Power Industries, Inc. Sr. Sub. Nt. 8.00% due 2/1/2012	490,000	471,625
First Data Corp. 9.875% due 9/24/2015	180,000	127,800
Iron Mountain, Inc.
6.625% due 1/1/2016	200,000	179,000
Sr. Sub. Nt.
8.625% due 4/1/2013	700,000	698,250
Jabil Circuit, Inc. Sr. Nt. 8.25% due 3/15/2018	580,000	522,000
Nortel Networks Ltd.
Sr. Nt.
8.508% due 7/15/2011(1)(6)	270,000	91,125
10.75% due 7/15/2016(6)	330,000	113,850
Seagate Technology HDD Holdings 6.80% due 10/1/2016	580,000	497,350
SunGard Data Systems, Inc. 10.625% due 5/15/2015(3)	1,210,000	1,185,800

June 30, 2009 (unaudited)	Principal Amount	Value

Technology (continued)
Terremark Worldwide, Inc. Sr. Sec. Nt. 12.00% due 6/15/2017(3)	$500,000	$480,000

		5,212,550
Transportation Services – 0.4%
Avis Budget Car Rental LLC Sr. Nt. 3.383% due 5/15/2014(1)	100,000	64,500
7.625% due 5/15/2014	100,000	71,000
7.75% due 5/15/2016	300,000	208,500

		344,000
Wireless – 5.1%
American Tower Corp. Sr. Nt. 7.00% due 10/15/2017	100,000	96,750
CC Holdings GS V LLC Sr. Sec. Nt. 7.75% due 5/1/2017(3)	280,000	273,000
Cricket Communications, Inc. 7.75% due 5/15/2016(3)	250,000	240,625
Hughes Network Systems LLC Sr. Nt. 9.50% due 4/15/2014	100,000	97,500
Inmarsat Finance PLC Sr. Nt. 7.625% due 6/30/2012	310,000	302,250
Intelsat Corp. Sr. Nt. 9.25% due 8/15/2014(3)	380,000	367,650
Intelsat Jackson Holdings Ltd. 11.25% due 6/15/2016	290,000	295,800
Intelsat Subsidiary Holding Co. Ltd.
8.50% due 1/15/2013	900,000	864,000
8.875% due 1/15/2015(3)	140,000	134,400
Nextel Communications, Inc. Ser. F 5.95% due 3/15/2014	170,000	133,875
Ser. E 6.875% due 10/31/2013	550,000	455,125
Ser. D
7.375% due 8/1/2015	300,000	239,250
Sprint Capital Corp.
6.90% due 5/1/2019	755,000	624,762
7.625% due 1/30/2011	490,000	484,488

		4,609,475
Wirelines – 1.6%
Frontier Communications Corp.
Sr. Nt.
6.25% due 1/15/2013	580,000	533,600
8.25% due 5/1/2014	140,000	132,300
Qwest Corp.
Sr. Nt.
7.625% due 6/15/2015	500,000	470,000
8.375% due 5/1/2016(3)	300,000	289,500

		1,425,400

Total Corporate Bonds (Cost $91,134,168)		84,927,333

The accompanying notes are an integral part of these financial statements.

64	800-766-3863

June 30, 2009 (unaudited)	Principal Amount	Value

Commercial Mortgage-Backed Securities – 1.5%
Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035(3)	$1,375,000	$1,340,625

Total Commercial Mortgage-Backed Securities (Cost $1,309,849)		1,340,625

	Principal Amount	Value
Repurchase Agreements – 3.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 6/30/2009, maturity value of $3,292,001 due 7/1/2009(7)	3,292,000	3,292,000

Total Repurchase Agreements (Cost $3,292,000)		3,292,000

Total Investments – 98.9% (Cost $95,736,017)		89,559,958

Other Assets, Net – 1.1%		1,015,605

Total Net Assets – 100.0%		$90,575,563

(1)	Variable rate security. The rate shown is the rate in effect at June 30, 2009.
(2)	Maturity is perpetual. Maturity date presented represents the next call date.
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2009, the aggregate market value of these securities amounted to $22,792,987, representing 25.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Step-up bond.
(5)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(6)

Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Nortel Networks Ltd. Sr. Nt.	8.508%	7/15/2011	270,000	271,678	91,125
Nortel Networks Ltd. Sr. Nt.	10.75%	7/15/2016	330,000	328,300	113,850
SemGroup L.P. Sr. Nt.	8.75%	11/15/2015	715,000	713,425	28,600
RH Donnelley, Inc.	11.75%	5/15/2015	705,000	646,838	324,300

(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
FHLB	5.648%	11/27/2037	3,358,375

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$84,927,333	$—	$84,927,333
Commercial Mortgage-Backed Securities	—	1,340,625	—	1,340,625
Repurchase Agreements	—	3,292,000	—	3,292,000

Total	$—	$89,559,958	$—	$89,559,958

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	65

Schedule of Investments – RS Tax-Exempt Fund

June 30, 2009 (unaudited)	Principal Amount	Value

Municipal Bonds – 96.9%
Alabama – 0.1%
Alabama 21st Century Auth. Tobacco Settlement Rev., 5.75% due 12/1/2019	$160,000	$151,142

		151,142
Alaska – 1.1%
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Rev. Asset Bkd. Bds. Ser. A 4.625% due 6/1/2023	2,000,000	1,790,200

		1,790,200
Arizona – 3.5%
Arizona St. Transn. Brd. Hwy. Rev. Ser. B 5.00% due 7/1/2032	1,000,000	1,016,640
AZ Wtr. Infrastructure Fin. Auth. Rev. Wtr Quality-Ser. A 5.00% due 10/1/2027	1,500,000	1,574,580
Chandler, AZ G.O. 5.00% due 7/1/2021	1,500,000	1,621,695
Mesa AZ Utility Sys. Rev. FGIC Insured 5.00% due 7/1/2016	575,000	584,143
Phoenix, AZ G.O. Ser. B, 5.375% due 7/1/2012(1)	1,000,000	1,077,440

		5,874,498
California – 6.2%
California St. Dept. Wtr. Res. Pwr. Supply Rev. 5.00% due 5/1/2022	1,500,000	1,516,965
California St. Pub. Wrks. Brd. Lease Rev. Trustees Calif. St. Univ. Ser. D 6.125% due 4/1/2028	1,245,000	1,229,164
Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,538,955
California St. Var. Purp. G.O. 6.00% due 4/1/2035	1,500,000	1,504,665
6.50% due 4/1/2033	1,500,000	1,565,760
San Francisco Calif. Bay Area Rapid Tran Dist. 5.00% due 8/1/2023	1,500,000	1,587,690
Western Mun. Wtr. Dist. Facs. Auth. Calif. Wtr. Rev. Ser. B 5.00% due 10/1/2034	1,500,000	1,460,040

		10,403,239
Colorado – 4.4%
Colorado Health Facs. Auth. Rev.
Ref-Adventist Health/Sunbelt Ser. D 5.25% due 11/15/2027-11/15/2035	3,000,000	2,764,695
Colorado Hsg. & Fin. Auth. Single Family Mtg. Ser. A, FHA Insured 5.50% due 11/1/2029	1,500,000	1,524,570

June 30, 2009 (unaudited)	Principal Amount	Value

Colorado (continued)
North Metro Fire Rescue Dist. Colorado G.O., AMBAC insured 5.00% due 12/1/2027	$1,000,000	$1,037,520
West Metro Fire Protn. Dist. CO G.O. Ser. A, MBIA insured 5.25% due 12/1/2026	1,895,000	1,996,970

		7,323,755
Connecticut – 3.7%
Connecticut St. Revolving Fd. Ser. A 5.00% due 6/1/2026	1,500,000	1,595,100
Connecticut St. G.O. Ser. A 5.00% due 2/15/2029	1,500,000	1,573,440
Connecticut St. Hsg. Fin. Hsg. Mtg. Fin. Prog. Ser. C-4 5.00% due 11/15/2029	1,500,000	1,425,780
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,550,715

		6,145,035
Delaware – 0.8%
Wilmington Delaware G.O. Ser. A 5.00% due 12/1/2028	1,250,000	1,312,100

		1,312,100
Florida – 2.8%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039(3)	1,500,000	1,520,400
Florida St. Dept. Trans. – Right of Way 5.375% due 7/1/2027	1,500,000	1,575,750
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,573,530

		4,669,680
Georgia – 6.4%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.00% due 11/1/2027-11/1/2029	3,000,000	2,995,605
Georgia St. Rd. & Twy. Auth. Rev. Fed. Hwy. Grant Antic. Bds. Ser. A 5.00% due 6/1/2021	1,500,000	1,606,395
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2032-2/1/2036	3,000,000	3,091,635
Metropolitan Atlanta Rapid Tran. Auth. GA Sales Tax Rev. Ref-Third Indenture-Ser. B, FSA insured 5.00% due 7/1/2026	1,500,000	1,560,045
Private Colleges & Univ. Auth. GA Rev. Emory Univ. Ser. B 5.00% due 9/1/2035	1,500,000	1,522,590

		10,776,270

The accompanying notes are an integral part of these financial statements.

66	800-766-3863

June 30, 2009 (unaudited)	Principal Amount	Value

Idaho – 1.1%
Boise St. Univ. Idaho. Revs. Ref-Gen-Ser. A 5.00% due 4/1/2034	$1,750,000	$1,764,648

		1,764,648
Illinois – 3.0%
Chicago Illinois Brd. of Ed. G.O. 6.55% due 3/1/2036(2)	3,500,000	3,500,000
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ser. B 5.50% due 1/1/2033	1,500,000	1,553,430

		5,053,430
Kansas – 2.7%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2022	1,500,000	1,634,355
Kansas St. Dev. Fin. Auth. Lease Rev. Ser. G-1, MBIA insured 5.125% due 4/1/2022	1,300,000	1,387,295
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029(3)	1,500,000	1,481,805

		4,503,455
Kentucky – 1.2%
Kentucky Asset / Liability Commn. Agy. Fd. Rev. Proj. Nts. Fed. Hwy. Tr. First Ser., 5.25% due 9/1/2018	1,750,000	1,947,400

		1,947,400
Maine – 1.0%
Maine St. Tpk. Auth. Tpk. Rev. 6.00% due 7/1/2034	1,500,000	1,619,220

		1,619,220
Maryland – 3.0%
Baltimore Cnty. MD Met. Dist. 71st Issue 5.00% due 2/1/2022	1,500,000	1,646,670
Maryland St. Dept. Transn. Cons. 5.00% due 2/15/2021	1,500,000	1,644,900
Maryland St. Dept. Transn. Cons. Transn. 5.25% due 12/15/2017	1,500,000	1,748,805

		5,040,375
Massachusetts – 5.8%
Massachusetts St. College Bldg. Auth. Proj. Rev. Ser. A, AMBAC insured 5.00% due 5/1/2026	950,000	960,877
Massachusetts St. G.O. Ser. D, 5.50% due 10/1/2020	2,000,000	2,308,460
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. B, 5.00% due 10/1/2038	1,500,000	1,535,475
Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,609,890

June 30, 2009 (unaudited)	Principal Amount	Value

Massachusetts (continued)
Massachusetts St. Health & Ed. Facs. Auth. Rev. Ser. A, M.I.T. 5.00% due 7/1/2038	$1,500,000	$1,534,680
Massachusetts St. Health & Ed. Facs. Auth. Rev. Ser. O, M.I.T. 6.00% due 7/1/2036	1,500,000	1,665,960

		9,615,342
Michigan – 0.6%
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Ser. A 6.00% due 6/1/2034	1,500,000	1,066,980

		1,066,980
Minnesota – 1.9%
Minnesota St. G.O. 5.00% due 8/1/2022	1,500,000	1,637,115
Rochester, MN Waste Wtr. Ser. A G.O., 5.00% due 2/1/2026	1,500,000	1,572,660

		3,209,775
Missouri – 3.9%
Metropolitan St. Louis MO Swr. Dist. Wastewtr Sys. Rev. Ser. A 5.75% due 5/1/2038	1,500,000	1,592,880
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Ctl. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	1,500,000	1,667,955
Missouri St. Hwys & Trans Commn St. Rd. Rev. 5.00% due 5/1/2025 (1st Lien)	1,500,000	1,583,175
5.25% due 5/1/2018 (2nd Lien)	1,500,000	1,710,060

		6,554,070
New Jersey – 4.8%
Middlesex Cnty. NJ Impt. Auth. Lease Rev. Regl. Ed. Svc. Commn. 5.25% due 12/15/2033	1,500,000	1,561,125
New Jersey Economic Dev. Auth. Rev. Sch. Facs. Constr. Ser. O 5.25% due 3/1/2022	1,500,000	1,550,220
New Jersey Garden St. Preservation Tr. Ser. A, FSA insured 5.50% due 11/1/2015	1,500,000	1,736,775
New Jersey St. Ed. Facs. Auth. Rev. Princeton Univ. Ser. E 5.00% due 7/1/2033	1,500,000	1,547,805
New Jersey St. Transn. Tr. Fd. Auth. Transn. Sys. Ser. C, FSA Insured 5.50% due 12/15/2016	1,500,000	1,663,905

		8,059,830

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	67

Schedule of Investments – RS Tax-Exempt Fund (continued)

June 30, 2009 (unaudited)	Principal Amount	Value

New York – 7.1%
Erie Cnty. NY Indl. Dev. Agy. Sch. Fac. Rev. City of Buffalo Proj., FSA Insured 5.75% due 5/1/2023	$1,095,000	$1,136,960
Metropolitan Trans. Auth. NY Rev. Ser. B, 5.00% due 11/15/2020	625,000	632,250
New York City Tr. Cultural Res. Rev. 5.00% due 4/1/2031	450,000	456,953
New York NY City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Ser. FF-2 5.50% due 6/15/2040	1,500,000	1,559,340
New York NY Ser. D1 5.125% due 12/1/2024	1,500,000	1,543,770
New York NY Ser. E 5.00% due 8/1/2015	1,500,000	1,634,025
New York St. Dorm. Auth. Rev. NonStruct. Supp. Debt. Columbia Univ. Ser. C, 5.00% due 7/1/2029	1,500,000	1,572,390
New York State Thruway Auth. New York 5.25% due 3/15/2027	1,500,000	1,563,735
New York St. Dorm. Auth. Personal Income Tax Rev. Ser. B, AMBAC insured 5.50% due 3/15/2020	1,500,000	1,699,680

		11,799,103
North Carolina – 2.0%
University NC Univ. Revs. 5.00% due 12/1/2027	1,500,000	1,590,705
Wake Cnty. NC G.O. 5.00% due 3/1/2018	1,500,000	1,696,050

		3,286,755
Ohio – 3.8%
Buckeye OH Tobacco Settlement Fing. Auth. Asset Bkd. Ser. A-2 5.375% due 6/1/2024	1,345,000	1,106,747
Columbus OH Swr. Rev. Ser. A 5.00% due 6/1/2028	1,500,000	1,556,190
Franklin Cnty. OH Cnvtn. Facs. Ref. Tax & Lease Rev. Antic. Bds., AMBAC insured 5.25% due 12/1/2016	1,000,000	1,079,980
Ohio St. Air Quality Dev. Auth. Rev. Ref-Poll. Ctl. FirstEnergy Generation Corp. Ser. C 5.625% due 6/1/2018	1,500,000	1,499,385
Univ. of Cincinnati, OH Gen. Rcpts. Ser. A, FGIC insured 5.50% due 6/1/2011	1,050,000	1,132,813

		6,375,115
Oregon – 3.7%
Clackamas Cnty. OR Sch. Dist. No. 46 G.O. Ser. A 5.00% due 6/15/2032	1,500,000	1,502,280
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O. 6.125% due 6/15/2032	1,500,000	1,657,995

June 30, 2009 (unaudited)	Principal Amount	Value

Oregon (continued)
Oregon St. Dept. Trans. Hwy. User Tax Rev. Ser. A 5.00% due 11/15/2028	$1,500,000	$1,550,250
Sr. Lien-Ser. A 5.00% due 11/15/2033	1,500,000	1,516,200

		6,226,725
Pennsylvania – 1.0%
Pennsylvania St. G.O. Ser. A, 5.00% due 11/1/2019	1,500,000	1,664,535

		1,664,535
Puerto Rico – 4.2%
Puerto Rico Comwlth. Govt. Dev. Bk. Ser. B Sr. Nts. 5.00% due 12/1/2011	1,500,000	1,546,830
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. TT 5.00% due 7/1/2032	1,500,000	1,303,155
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Ref-Govt. Facs. Ser. H 5.25% due 7/1/2013	2,605,000	2,597,576
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Ser. A 6.125% due 8/1/2029	1,500,000	1,539,180

		6,986,741
South Carolina – 1.9%
South Carolina St. Pub. Svc. Auth. Rev. Ref. Ser. A, 5.50% due 1/1/2015	1,500,000	1,699,740
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2034	1,500,000	1,542,885

		3,242,625
Tennessee – 2.8%
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Hlth. & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	1,500,000	1,515,465
Vanderbilt Univ. Ser. B 5.50% due 10/1/2034	1,500,000	1,587,750
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs. Ser. B 5.125% due 5/1/2033	1,500,000	1,533,525

		4,636,740
Texas – 6.8%
Bexar Cnty. Tex. G.O. Ctfs. Oblig., FSA Insured 5.25% due 6/15/2027	1,500,000	1,582,860
Goose Creek Tex. Cons. Indpt. Sch. Dist. G.O., PSF-GTD Insured 5.00% due 2/15/2023	1,845,000	1,939,630
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev. 5.00% due 6/1/2028	1,500,000	1,536,750

The accompanying notes are an integral part of these financial statements.

68	800-766-3863

June 30, 2009 (unaudited)	Principal Amount	Value

Texas (continued)
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	$1,500,000	$1,522,650
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Hospital Rev. Ref-Baylor Health Care Sys. Proj. 6.25% due 11/15/2029	1,500,000	1,611,855
Texas St. Series-2007 5.00% due 8/1/2019	1,500,000	1,649,205
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,559,970

		11,402,920
Virginia – 3.5%
Tobacco Settlement Fin. Corp. VA Asset Bkd., 5.50% due 6/1/2012(1)	1,500,000	1,662,450
Upper Occoquan Sew. Auth. Regl. Sew. Rev. Ref., FSA Insured 5.00% due 7/1/2025	1,500,000	1,584,045
Virginia St. Pub. Sch. Auth. Ser. B 5.00% due 8/1/2028	1,500,000	1,571,235
5.25% due 8/1/2033	1,000,000	1,043,200

		5,860,930
Washington – 2.1%
King Cnty. WA Pub. Hosp. Dist. No. 001 G.O. Ser. B 5.25% due 12/1/2028	1,500,000	1,533,090
King Cnty. WA Swr. Rev. 5.50% due 1/1/2030	1,815,000	1,929,998

		3,463,088

Total Municipal Bonds (Cost $158,463,515)		161,825,721

Total Investments – 96.9% (Cost $158,463,515)		161,825,721

Other Assets, Net – 3.1%		5,228,828

Total Net Assets – 100.0%		$167,054,549

(1)	Pre-refunded.
(2)	Variable rate demand note. The rate shown is the rate in effect at June 30, 2009.
(3)	When-issued security.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$161,825,721	$—	$161,825,721

Total	$—	$161,825,721	$—	$161,825,721

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	69

Schedule of Investments – RS Money Market Fund

June 30, 2009 (unaudited)	Principal Amount	Value

Corporate Bonds – 1.1%
Computers – 0.2%
Hewlett-Packard Co. 1.05% due 9/3/2009	$1,000,000	$1,000,693

		1,000,693
Retailers – 0.9%
Wal-Mart Stores, Inc. 6.875% due 8/10/2009	5,000,000	5,021,491

		5,021,491

Total Corporate Bonds (Cost $6,022,184)		6,022,184

	Principal Amount	Value
U.S. Government Securities – 3.7%
U.S. Government Agency Securities – 3.7%
FHLB 0% due 8/5/2009(1)	10,000,000	9,998,250
FNMA 0% due 8/12/2009-10/5/2009(1)	10,000,000	9,996,209

		19,994,458

Total U.S. Government Securities (Cost $19,994,458)		19,994,458

	Principal Amount	Value
Commercial Paper – 84.8%
Aerospace & Defense – 3.5%
Rockwell Collins, Inc. 0.08% due 7/1/2009(2)	9,000,000	9,000,000
United Technologies Corp. 0.20% due 8/24/2009(2)	10,000,000	9,997,000

		18,997,000
Airport Development & Maintenance – 1.8%
Los Angeles Department of Airports 0.75% due 8/13/2009	10,000,000	9,991,042

		9,991,042
Chemicals – 8.3%
Air Products & Chemicals, Inc. 0.17% due 7/2/2009(2)	4,000,000	3,999,981
E.I. du Pont de Nemours and Co. 0.25% due 7/21/2009(2)	10,000,000	9,998,611
Ecolab, Inc. 0.30% due 7/6/2009(2)	11,000,000	10,999,542
Praxair, Inc. 0.15% due 7/14/2009	10,000,000	9,999,458
0.30% due 7/7/2009	10,000,000	9,999,500

		44,997,092
Computers – 1.7%
Hewlett-Packard Co. 0.18% due 7/1/2009(2)	9,000,000	9,000,000

		9,000,000
Diversified Financial Services – 1.8%
Goldman Sachs Group, Inc. 0.16% due 7/7/2009	5,000,000	4,999,867
J.P. Morgan Chase & Co. 0.20% due 7/30/2009(2)	5,000,000	4,999,194

		9,999,061

June 30, 2009 (unaudited)	Principal Amount	Value

Diversified Manufacturing – 5.5%
Danaher Corp. 0.18% due 7/24/2009(2)	$6,000,000	$5,999,310
0.19% due 7/31/2009(2)	4,000,000	3,999,367
Parker-Hannifin Corp. 0.25% due 8/11/2009(2)	10,000,000	9,997,153
Siemens Capital Co., LLC 0.17% due 7/27/2009(2)	5,000,000	4,999,386
0.19% due 8/19/2009(2)	5,000,000	4,998,707

		29,993,923
Education Revenue – 5.5%
Cornell University 0.35% due 10/22/2009	10,000,000	9,989,014
Pres & Fell Harvard 0.18% due 7/13/2009	10,000,000	9,999,400
Yale University 0.25% due 9/1/2009	2,500,000	2,498,924
0.50% due 7/1/2009	2,500,000	2,500,000
0.67% due 7/1/2009	5,000,000	5,000,000

		29,987,338
Electric – 6.2%
American Transmission Co., LLC 0.25% due 7/8/2009(2)	5,000,000	4,999,757
Electricite de France 0.23% due 7/28/2009(2)	10,000,000	9,998,275
Emerson Electric Co.
0.19% due 7/15/2009-7/28/2009(2)	12,200,000	12,198,947
Hydro-Quebec 0.21% due 9/1/2009(2)	6,410,000	6,407,682

		33,604,661
Energy – 1.9%
BP Capital Markets PLC 0.44% due 7/1/2009(2)	10,000,000	10,000,000

		10,000,000
Finance Companies – 2.8%
Private Export Funding Corp.
0.24% due 9/8/2009(2)	5,000,000	4,997,700
0.55% due 7/1/2009(2)	10,000,000	10,000,000

		14,997,700
Food & Beverage – 14.8%
Campbell Soup Co.
0.05% due 7/1/2009(2)	10,000,000	10,000,000
0.19% due 7/27/2009(2)	10,000,000	9,998,628
Nestle Capital Corp. 0.18% due 7/27/2009-7/29/2009(2)	20,000,000	19,997,300
Pepsico, Inc. 0.15% due 7/16/2009(2)	10,000,000	9,999,375
The Coca-Cola Co.
0.23% due 7/27/2009-9/22/2009(2)	15,000,000	14,995,687
Unilever Capital Corp.
0.20% due 8/31/2009(2)	10,000,000	9,996,611
0.22% due 8/3/2009(2)	5,000,000	4,998,992

		79,986,593
Machinery — 1.9%
Caterpillar Financial Services Corp. 0.30% due 7/15/2009	10,000,000	9,998,833

		9,998,833

The accompanying notes are an integral part of these financial statements.

70	800-766-3863

June 30, 2009 (unaudited)	Principal Amount	Value

Office - Business Equipment – 0.9%
Pitney Bowes, Inc. 0.15% due 7/6/2009(2)	$5,000,000	$4,999,896

		4,999,896
Oil & Gas Services – 1.9%
Total Capital Canada Ltd. 0.17% due 7/8/2009(2)	10,000,000	9,999,669

		9,999,669
Personal Products – 1.8%
L’Oreal U.S.A., Inc.
0.18% due 7/28/2009(2)	5,000,000	4,999,325
0.22% due 8/20/2009(2)	5,000,000	4,998,472

		9,997,797
Pharmaceuticals – 12.4%
Abbot Laboratories 0.17% due 7/24/2009(2)	5,000,000	4,999,457
0.22% due 9/1/2009-9/14/2009(2)	7,164,000	7,160,888
Eli Lilly & Co. 0.19% due 7/27/2009(2)	5,000,000	4,999,314
Johnson & Johnson 0.10% due 7/15/2009(2)	5,000,000	4,999,806
0.18% due 8/10/2009(2)	3,000,000	2,999,400
0.22% due 9/24/2009-10/8/2009(2)	7,000,000	6,996,193
Medtronic, Inc. 0.19% due 7/8/2009(2)	10,000,000	9,999,631
0.20% due 7/29/2009(2)	10,000,000	9,998,444
Novartis Finance Corp. 0.05% due 7/1/2009(2)	5,000,000	5,000,000
Sanofi-Aventis 0.23% due 7/10/2009(2)	10,000,000	9,999,425

		67,152,558
Software – 2.8%
Microsoft Corp. 0.14% due 8/27/2009(2)	5,000,000	4,998,892
0.18% due 9/10/2009(2)	10,000,000	9,996,450

		14,995,342
Transportation – 2.8%
NetJets, Inc. 0.20% due 7/23/2009-9/1/2009(2)	10,000,000	9,997,667
0.22% due 8/10/2009(2)	5,000,000	4,998,777

		14,996,444
Utilities - Electric & Water – 6.5%
Florida Power & Light Co. 0.17% due 7/6/2009	10,000,000	9,999,764
National Rural Utilities Cooperative Finance Corp. 0.25% due 8/25/2009	10,000,000	9,996,181
Southern Co. 0.22% due 7/14/2009(2)	10,000,000	9,999,205
0.23% due 8/4/2009(2)	5,000,000	4,998,914

		34,994,064

Total Commercial Paper (Cost $458,689,013)		458,689,013

June 30, 2009 (unaudited)	Principal Amount	Value
Municipal Securities – 10.6%
Connecticut – 3.3%
Connecticut St. Housing Fin. Auth. Ser. B-4 2.90% due 7/2/2009(3)	$17,935,000	$17,935,000

		17,935,000
Iowa – 0.9%
Iowa Fin. Auth. Single Family Mtg. Rev. Mtg. Bkd. Secs. Prog. Ser. C 0.50% due 7/2/2009(3)	5,000,000	5,000,000

		5,000,000
Kansas – 3.6%
Kansas St. Dept. Trans. Hwy. Rev. Ref-Ser. B-1 1.00% due 7/2/2009(3)	13,235,000	13,235,000
Ref-Ser. B-3 1.00% due 7/2/2009(3)	6,325,000	6,325,000

		19,560,000
New York – 2.8%
New York St. Urban Dev. Corp. Rev. St. Facs. Ser. A3A 0.75% due 7/2/2009(3)	5,000,000	5,000,000
St. Facs. Ser. A3C
0.75% due 7/2/2009(3)	10,000,000	10,000,000

		15,000,000

Total Municipal Securities (Cost $57,495,000)		57,495,000

	Principal Amount	Value
Repurchase Agreements – 0.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 6/30/2009, maturity value of $623,000, due 7/1/2009(4)	623,000	623,000

Total Repurchase Agreements (Cost $623,000)		623,000

Total Investments – 100.3% (Cost $542,823,655)		542,823,655

Other Liabilities, Net – (0.3)%		(1,742,124)

Total Net Assets – 100.0%		$541,081,531

(1)	Zero coupon bond.
(2)

Security issued in an exempt transaction without registration under the Securities Act of 1933. At June 30, 2009, the aggregate market value of these securities amounted to $363,717,030, representing 67.2% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate demand note. The rate shown is the rate in effect at June 30, 2009.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
FNMA	1.722%	5/10/2011	638,175

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	71

Schedule of Investments – RS Money Market Fund (continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,022,184	$—	$6,022,184
U.S. Government Securities	—	19,994,458	—	19,994,458
Commercial Paper	—	458,689,013	—	458,689,013
Municipal Securities	—	57,495,000	—	57,495,000
Repurchase Agreements	—	623,000	—	623,000

Total	$—	$542,823,655	$—	$542,823,655

The accompanying notes are an integral part of these financial statements.

72	800-766-3863

This Page Intentionally Left Blank

www.RSinvestments.com	73

Financial Information

Statement of Assets and Liabilities As of June 30, 2009 (unaudited)

	RS Investment Quality Bond	RS Low Duration Bond
Assets
Investments, at value	$145,704,339	$106,947,732
Cash and cash equivalents	350	857
Receivable for investments sold	6,195,734	14,448,442
Dividends/interest receivable	1,019,834	567,291
Receivable for fund shares subscribed	179,760	1,128,496
Due from distributor	—	—
Total Assets	153,100,017	123,092,818
Liabilities
Payable for investments purchased	9,890,561	18,807,726
Payable for fund shares redeemed	204,981	72,532
Payable to adviser	58,231	35,064
Distributions payable	18,821	30,255
Payable to distributor	17,562	27,290
Accrued trustees’ fees	2,235	516
Accrued expenses/other liabilities	78,314	6,594
Total Liabilities	10,270,705	18,979,977
Total Net Assets	$142,829,312	$104,112,841
Net Assets Consist of:
Paid-in capital	147,082,050	103,534,962
Distributions in excess of net investment income	—	—
Accumulated undistributed net investment income	—	415
Accumulated net realized loss from investments	(1,309,883)	(230,942)
Net unrealized appreciation/(depreciation) on investments	(2,942,855)	808,406
Total Net Assets	$142,829,312	$104,112,841
Investments, at Cost	$148,647,194	$106,139,326
Pricing of Shares
Net Assets:
Class A	$111,381,289	$63,274,402
Class B	8,587,750	9,080,571
Class C	9,630,498	19,500,626
Class K	12,218,984	11,249,783
Class Y	1,010,791	1,007,459
Shares of Beneficial Interest Outstanding with no Par Value:
Class A	11,705,159	6,319,798
Class B	902,910	906,966
Class C	1,012,360	1,947,726
Class K	1,282,775	1,123,624
Class Y	106,228	100,631
Net Asset Value Per Share:
Class A	$9.52	$10.01
Class B	9.51	10.01
Class C	9.51	10.01
Class K	9.53	10.01
Class Y	9.52	10.01
Sales Charge Class A (Load)	3.75%	2.25%
Maximum Offering Price Per Class A Share	$9.89	$10.24

The accompanying notes are an integral part of these financial statements.

74	800-766-3863

RS High Yield Bond	RS Tax-Exempt	RS Money Market

$89,559,958	$161,825,721	$542,823,655
19,907	3,858,729	553
—	1,444,444	—
1,646,197	2,058,080	232,071
102,628	1,067,374	318,838
—	—	118,469
91,328,690	170,254,348	543,493,586

551,183	2,951,545	—
55,108	15,772	1,960,320
45,515	66,492	201,398
48,322	87,543	44
11,908	32,725	—
1,460	1,708	7,367
39,631	44,014	242,926
753,127	3,199,799	2,412,055
$90,575,563	$167,054,549	$541,081,531

120,493,408	167,507,216	541,093,967
(60,106)	(681)	—
—	—	39,837
(23,681,680)	(3,814,192)	(52,273)
(6,176,059)	3,362,206	—
$90,575,563	$167,054,549	$541,081,531
$95,736,017	$158,463,515	$542,823,655

$59,747,776	$143,885,747	$505,928,555
3,894,644	—	1,507,968
11,733,274	22,154,751	8,420,825
14,166,065	—	25,224,183
1,033,804	1,014,051	—

10,176,521	14,705,360	505,941,197
663,527	—	1,508,013
1,999,685	2,264,520	8,420,999
2,412,018	—	25,225,756
176,219	103,659	—

$5.87	$9.78	$1.00
5.87	—	1.00
5.87	9.78	1.00
5.87	—	1.00
5.87	9.78	—
3.75%	3.75%	NA
$6.10	$10.16	NA

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	75

Financial Information (continued)

Statement of Operations For the Six-Month Period Ended June 30, 2009 (unaudited)

	RS Investment Quality Bond	RS Low Duration Bond
Investment Income
Interest	$3,331,201	$1,241,158
Dividends	—	—
Total Investment Income	3,331,201	1,241,158
Expenses
Investment advisory fees	311,219	153,326
Distribution fees	240,944	186,995
Transfer agent fees	81,221	26,409
Custodian fees	32,010	18,141
Professional fees	23,001	16,692
Registration fees	22,221	20,753
Shareholder reports	19,858	6,928
Administrative service fees	13,627	5,648
Trustees’ fees and expenses	4,695	1,792
Other expenses	4,451	1,585
Total Expenses	753,247	438,269
Less: Fee/Expense waiver by distributor	(138,798)	(63,746)
Less: Custody credits	(48)	(38)
Total Expenses, Net	614,401	374,485
Net Investment Income	2,716,800	866,673
Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized gain/(loss) from investments	(804,279)	(69,566)
Net change in unrealized appreciation/depreciation on investments	3,258,532	1,059,572
Net Gain on Investments	2,454,253	990,006
Net Increase in Net Assets Resulting from Operations	$5,171,053	$1,856,679

The accompanying notes are an integral part of these financial statements.

76	800-766-3863

RS High Yield Bond	RS Tax-Exempt	RS Money Market

$3,677,747	$3,106,452	$1,351,070
110	—	—
3,677,857	3,106,452	1,351,070

225,867	339,770	1,229,004
170,208	230,436	770,117
36,269	38,772	120,379
24,931	11,105	43,914
18,954	22,494	57,653
20,002	13,080	23,129
14,940	18,153	112,718
7,682	13,541	65,449
2,801	4,439	20,736
2,352	3,943	19,633
524,006	695,733	2,462,732
(127,847)	(57,433)	(1,258,190)
(54)	(92)	(47)
396,105	638,208	1,204,495
3,281,752	2,468,244	146,575

(2,870,802)	627,463	—
12,698,945	2,874,501	—
9,828,143	3,501,964	—
$13,109,895	$5,970,208	$146,575

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	77

Financial Information (continued)

Statement of Changes in Net Assets Six-month-ended numbers are unaudited

	RS Investment Quality Bond		RS Low Duration Bond

	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08
Operations
Net investment income	$2,716,800	$5,199,730	$866,673	$1,199,479
Net realized gain/(loss) from investments	(804,279)	1,205,198	(69,566)	470,534
Net change in unrealized appreciation/depreciation on investments	3,258,532	(7,323,437)	1,059,572	(534,379)
Voluntary contribution by distributor for loss from investments	—	—	—	—
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,171,053	(918,509)	1,856,679	1,135,634
Distributions to Shareholders
Net investment income
Class A	(2,161,908)	(4,215,233)	(506,649)	(424,560)
Class B	(154,627)	(298,073)	(91,009)	(229,782)
Class C	(160,719)	(275,321)	(131,460)	(227,331)
Class K	(233,443)	(410,729)	(132,798)	(317,689)
Class Y	(5,999)	—	(4,310)	—
Total Distributions	(2,716,696)	(5,199,356)	(866,226)	(1,199,362)
Capital Share Transactions
Proceeds from sales of shares	35,426,223	37,997,604	61,383,412	11,172,616
Reinvestment of distributions	2,623,870	5,150,177	777,405	1,176,997
Cost of shares redeemed	(12,537,861)	(42,012,463)	(5,118,507)	(3,571,121)
Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	25,512,232	1,135,318	57,042,310	8,778,492
Net Increase/(Decrease) in Net Assets	27,966,589	(4,982,547)	58,032,763	8,714,764
Net Assets
Beginning of period	114,862,723	119,845,270	46,080,078	37,365,314
End of period	$142,829,312	$114,862,723	$104,112,841	$46,080,078
Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(104)	$—	$(32)
Accumulated Undistributed Net Investment Income Included in Net Assets	$—	$—	$415	$—
Other Information:
Shares
Sold	3,766,239	3,933,848	6,170,666	1,131,096
Reinvested	279,239	538,442	78,030	118,888
Redeemed	(1,336,177)	(4,411,743)	(514,175)	(362,287)
Net Increase/(Decrease)	2,709,301	60,547	5,734,521	887,697

The accompanying notes are an integral part of these financial statements.

78	800-766-3863

RS High Yield Bond		RS Tax-Exempt		RS Money Market

For the Six Months Ended 6/30/09	For the Year Ended 12/31/08	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08

$3,281,752	$6,149,159	$2,468,244	$3,613,045	$146,575	$9,036,961
(2,870,802)	(7,614,678)	627,463	(3,237,337)	—	(263,207)
12,698,945	(15,191,701)	2,874,501	(881,657)	—	902
—	—	—	—	—	224,014
13,109,895	(16,657,220)	5,970,208	(505,949)	146,575	8,998,670

(2,208,041)	(3,803,535)	(2,222,225)	(3,306,334)	(137,404)	(8,675,334)
(147,391)	(504,364)	—	—	(440)	(22,406)
(420,681)	(783,007)	(240,624)	(306,364)	(2,028)	(89,806)
(553,977)	(1,057,968)	—	—	(6,299)	(221,569)
(11,701)	—	(5,306)	—	—	—
(3,341,791)	(6,148,874)	(2,468,155)	(3,612,698)	(146,171)	(9,009,115)

19,698,022	8,404,868	57,864,835	9,749,778	99,693,434	308,388,099
3,225,023	6,092,601	2,142,387	3,394,713	145,424	8,947,601
(7,101,070)	(9,994,460)	(5,057,020)	(7,534,506)	(102,526,676)	(256,081,207)
15,821,975	4,503,009	54,950,202	5,609,985	(2,687,818)	61,254,493
25,590,079	(18,303,085)	58,452,255	1,491,338	(2,687,414)	61,244,048

64,985,484	83,288,569	108,602,294	107,110,956	543,768,945	482,524,897
$90,575,563	$64,985,484	$167,054,549	$108,602,294	$541,081,531	$543,768,945
$(60,106)	$(67)	$(681)	$(770)	$—	$—
$—	$—	$—	$—	$39,837	$39,433

3,485,551	1,316,308	5,907,460	1,006,446	99,693,434	308,388,099
581,996	995,267	218,865	354,942	145,424	8,947,601
(1,236,175)	(1,569,908)	(514,044)	(793,095)	(102,526,676)	(256,081,207)
2,831,372	741,667	5,612,281	568,293	(2,687,818)	61,254,493

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	79

Financial Information (continued)

The financial highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods (or, if shorter, the period since each Fund’s share class inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Investment Quality Bond Fund (Class A)
Six Months Ended 6/30/09[1]	$9.34	$0.21	$0.18	$0.39	$(0.21)	$—	$(0.21)
Year Ended 12/31/08	9.79	0.42	(0.45)	(0.03)	(0.42)	—	(0.42)
Year Ended 12/31/07	9.69	0.44	0.10	0.54	(0.44)	—	(0.44)
Year Ended 12/31/06	9.76	0.42	(0.04)	0.38	(0.42)	(0.03)	(0.45)
Year Ended 12/31/05	10.02	0.38	(0.18)	0.20	(0.38)	(0.08)	(0.46)
Year Ended 12/31/04	10.09	0.38	0.03	0.41	(0.38)	(0.10)	(0.48)
RS Investment Quality Bond Fund (Class B)
Six Months Ended 6/30/09[1]	$9.33	$0.17	$0.18	$0.35	$(0.17)	$—	$(0.17)
Year Ended 12/31/08	9.79	0.35	(0.46)	(0.11)	(0.35)	—	(0.35)
Year Ended 12/31/07	9.68	0.37	0.11	0.48	(0.37)	—	(0.37)
Year Ended 12/31/06	9.76	0.35	(0.05)	0.30	(0.35)	(0.03)	(0.38)
Year Ended 12/31/05	10.01	0.31	(0.17)	0.14	(0.31)	(0.08)	(0.39)
Year Ended 12/31/04	10.09	0.30	0.02	0.32	(0.30)	(0.10)	(0.40)
RS Investment Quality Bond Fund (Class C)
Six Months Ended 6/30/09[1]	$9.34	$0.17	$0.17	$0.34	$(0.17)	$—	$(0.17)
Year Ended 12/31/08	9.79	0.35	(0.45)	(0.10)	(0.35)	—	(0.35)
Year Ended 12/31/07	9.68	0.37	0.11	0.48	(0.37)	—	(0.37)
Year Ended 12/31/06	9.76	0.35	(0.05)	0.30	(0.35)	(0.03)	(0.38)
Year Ended 12/31/05	10.01	0.31	(0.17)	0.14	(0.31)	(0.08)	(0.39)
Year Ended 12/31/04	10.09	0.30	0.02	0.32	(0.30)	(0.10)	(0.40)
RS Investment Quality Bond Fund (Class K)
Six Months Ended 6/30/09[1]	$9.35	$0.19	$0.18	$0.37	$(0.19)	$—	$(0.19)
Year Ended 12/31/08	9.80	0.38	(0.45)	(0.07)	(0.38)	—	(0.38)
Year Ended 12/31/07	9.70	0.40	0.10	0.50	(0.40)	—	(0.40)
Year Ended 12/31/06	9.77	0.39	(0.04)	0.35	(0.39)	(0.03)	(0.42)
Year Ended 12/31/05	10.03	0.34	(0.18)	0.16	(0.34)	(0.08)	(0.42)
Year Ended 12/31/04	10.10	0.34	0.03	0.37	(0.34)	(0.10)	(0.44)
RS Investment Quality Bond Fund (Class Y)
Period From 5/13/09[4] to 6/30/09[1]	$9.47	$0.06	$0.05	$0.11	$(0.06)	$—	$(0.06)

See notes to Financial Highlights on page 89.

The accompanying notes are an integral part of these financial statements.

80	800-766-3863

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$9.52	4.23%	$111,381	0.85%	1.07%	4.50%	4.28%	83%
9.34	(0.35)%	88,118	0.85%	1.01%	4.34%	4.18%	172%
9.79	5.73%	94,057	0.85%	1.04%	4.56%	4.37%	154%
9.69	4.08%	89,505	0.86%	1.04%	4.40%	4.22%	147%
9.76	2.07%	99,230	0.85%	1.00%	3.83%	3.68%	189%
10.02	4.10%	105,131	0.85%	0.98%	3.74%	3.61%	233%

$9.51	3.84%	$8,588	1.60%	1.84%	3.76%	3.52%	83%
9.33	(1.20)%	8,148	1.60%	1.82%	3.59%	3.37%	172%
9.79	5.05%	8,800	1.61%	1.84%	3.81%	3.58%	154%
9.68	3.20%	9,182	1.61%	2.00%	3.65%	3.26%	147%
9.76	1.41%	13,925	1.60%	1.93%	3.08%	2.75%	189%
10.01	3.22%	16,685	1.60%	1.88%	2.99%	2.71%	233%

$9.51	3.73%	$9,630	1.60%	1.81%	3.76%	3.55%	83%
9.34	(1.10)%	7,794	1.60%	1.80%	3.60%	3.40%	172%
9.79	5.05%	7,293	1.61%	1.82%	3.81%	3.60%	154%
9.68	3.20%	6,863	1.61%	2.04%	3.65%	3.22%	147%
9.76	1.41%	10,008	1.60%	1.98%	3.08%	2.70%	189%
10.01	3.22%	11,422	1.60%	1.93%	2.99%	2.66%	233%

$9.53	4.02%	$12,219	1.25%	1.48%	4.11%	3.88%	83%
9.35	(0.74)%	10,804	1.25%	1.39%	3.95%	3.81%	172%
9.80	5.31%	9,695	1.25%	1.63%	4.17%	3.79%	154%
9.70	3.67%	8,530	1.26%	1.42%	4.01%	3.85%	147%
9.77	1.67%	9,251	1.25%	1.37%	3.43%	3.31%	189%
10.03	3.69%	11,004	1.25%	1.31%	3.34%	3.28%	233%

$9.52	1.13%	$1,011	0.66%	0.76%	4.47%	4.37%	83%

See notes to Financial Highlights on page 89.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	81

Financial Information (continued)

Financial Highlights (continued) Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Low Duration Bond Fund (Class A)
Six Months Ended 6/30/09[1]	$9.88	$0.14	$0.13	$0.27	$(0.14)	$—	$(0.14)
Year Ended 12/31/08	9.89	0.34	(0.01)	0.33	(0.34)	—	(0.34)
Year Ended 12/31/07	9.80	0.42	0.09	0.51	(0.42)	—	(0.42)
Year Ended 12/31/06	9.77	0.37	0.03	0.40	(0.37)	—	(0.37)
Year Ended 12/31/05	9.93	0.29	(0.16)	0.13	(0.29)	—	(0.29)
Year Ended 12/31/04	10.02	0.23	(0.09)	0.14	(0.23)	—	(0.23)
RS Low Duration Bond Fund (Class B)
Six Months Ended 6/30/09[1]	$9.88	$0.10	$0.13	$0.23	$(0.10)	$—	$(0.10)
Year Ended 12/31/08	9.89	0.26	(0.01)	0.25	(0.26)	—	(0.26)
Year Ended 12/31/07	9.80	0.34	0.09	0.43	(0.34)	—	(0.34)
Year Ended 12/31/06	9.77	0.29	0.03	0.32	(0.29)	—	(0.29)
Year Ended 12/31/05	9.93	0.22	(0.16)	0.06	(0.22)	—	(0.22)
Year Ended 12/31/04	10.02	0.15	(0.09)	0.06	(0.15)	—	(0.15)
RS Low Duration Bond Fund (Class C)
Six Months Ended 6/30/09[1]	$9.88	$0.10	$0.13	$0.23	$(0.10)	$—	$(0.10)
Year Ended 12/31/08	9.89	0.26	(0.01)	0.25	(0.26)	—	(0.26)
Year Ended 12/31/07	9.80	0.34	0.09	0.43	(0.34)	—	(0.34)
Year Ended 12/31/06	9.77	0.29	0.03	0.32	(0.29)	—	(0.29)
Year Ended 12/31/05	9.93	0.22	(0.16)	0.06	(0.22)	—	(0.22)
Year Ended 12/31/04	10.02	0.15	(0.09)	0.06	(0.15)	—	(0.15)
RS Low Duration Bond Fund (Class K)
Six Months Ended 6/30/09[1]	$9.88	$0.12	$0.13	$0.25	$(0.12)	$—	$(0.12)
Year Ended 12/31/08	9.89	0.30	(0.01)	0.29	(0.30)	—	(0.30)
Year Ended 12/31/07	9.80	0.38	0.09	0.47	(0.38)	—	(0.38)
Year Ended 12/31/06	9.77	0.33	0.03	0.36	(0.33)	—	(0.33)
Year Ended 12/31/05	9.93	0.25	(0.16)	0.09	(0.25)	—	(0.25)
Year Ended 12/31/04	10.02	0.19	(0.09)	0.10	(0.19)	—	(0.19)
RS Low Duration Bond Fund (Class Y)
Period From 5/13/09[4] to 6/30/09[1]	$9.98	$0.04	$0.03	$0.07	$(0.04)	$—	$(0.04)

See notes to Financial Highlights on page 89.

The accompanying notes are an integral part of these financial statements.

82	800-766-3863

Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$10.01	2.74%	$63,274	0.80%	0.97%	2.85%	2.68%	253%
9.88	3.35%	17,326	0.80%	1.23%	3.37%	2.94%	127%
9.89	5.29%	10,320	0.80%	1.29%	4.25%	3.76%	53%
9.80	4.16%	9,759	0.80%	1.50%	3.77%	3.07%	67%
9.77	1.34%	9,316	0.80%	1.53%	2.95%	2.22%	122%
9.93	1.36%	9,487	0.80%	1.49%	2.25%	1.56%	68%

$10.01	2.36%	$9,081	1.55%	1.78%	2.07%	1.84%	253%
9.88	2.58%	8,744	1.55%	1.94%	2.65%	2.26%	127%
9.89	4.51%	8,585	1.55%	1.97%	3.50%	3.08%	53%
9.80	3.38%	8,329	1.55%	2.27%	3.01%	2.29%	67%
9.77	0.58%	8,317	1.55%	2.30%	2.20%	1.45%	122%
9.93	0.61%	8,695	1.55%	2.25%	1.51%	0.81%	68%

$10.01	2.36%	$19,501	1.55%	1.74%	2.09%	1.90%	253%
9.88	2.58%	9,156	1.55%	1.93%	2.65%	2.27%	127%
9.89	4.51%	8,290	1.55%	1.98%	3.50%	3.07%	53%
9.80	3.38%	7,949	1.55%	2.29%	3.01%	2.27%	67%
9.77	0.58%	7,730	1.55%	2.32%	2.20%	1.43%	122%
9.93	0.61%	7,817	1.55%	2.28%	1.51%	0.78%	68%

$10.01	2.53%	$11,250	1.20%	1.42%	2.42%	2.20%	253%
9.88	2.94%	10,854	1.20%	1.56%	3.00%	2.64%	127%
9.89	4.87%	10,171	1.20%	1.67%	3.85%	3.38%	53%
9.80	3.74%	9,512	1.20%	1.58%	3.37%	2.99%	67%
9.77	0.93%	8,428	1.20%	1.59%	2.56%	2.17%	122%
9.93	0.96%	7,718	1.20%	1.59%	1.86%	1.47%	68%

$10.01	0.73%	$1,007	0.63%	0.71%	3.21%	3.13%	253%
See notes to Financial Highlights on page 89.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	83

Financial Information (continued)

Financial Highlights (continued) Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS High Yield Bond Fund (Class A)
Six Months Ended 6/30/09[1]	$5.16	$0.25	$0.71	$0.96	$(0.25)	$—	$(0.25)
Year Ended 12/31/08	7.03	0.52	(1.87)	(1.35)	(0.52)	—	(0.52)
Year Ended 12/31/07	7.49	0.54	(0.46)	0.08	(0.54)	—	(0.54)
Year Ended 12/31/06	7.35	0.51	0.14	0.65	(0.51)	—	(0.51)
Year Ended 12/31/05	7.58	0.47	(0.23)	0.24	(0.47)	—	(0.47)
Year Ended 12/31/04	7.45	0.52	0.13	0.65	(0.52)	—	(0.52)
RS High Yield Bond Fund (Class B)
Six Months Ended 6/30/09[1]	$5.16	$0.23	$0.71	$0.94	$(0.23)	$—	$(0.23)
Year Ended 12/31/08	7.02	0.47	(1.86)	(1.39)	(0.47)	—	(0.47)
Year Ended 12/31/07	7.48	0.49	(0.46)	0.03	(0.49)	—	(0.49)
Year Ended 12/31/06	7.35	0.45	0.13	0.58	(0.45)	—	(0.45)
Year Ended 12/31/05	7.57	0.42	(0.22)	0.20	(0.42)	—	(0.42)
Year Ended 12/31/04	7.45	0.47	0.12	0.59	(0.47)	—	(0.47)
RS High Yield Bond Fund (Class C)
Six Months Ended 6/30/09[1]	$5.16	$0.23	$0.71	$0.94	$(0.23)	$—	$(0.23)
Year Ended 12/31/08	7.02	0.47	(1.86)	(1.39)	(0.47)	—	(0.47)
Year Ended 12/31/07	7.48	0.49	(0.46)	0.03	(0.49)	—	(0.49)
Year Ended 12/31/06	7.34	0.45	0.14	0.59	(0.45)	—	(0.45)
Year Ended 12/31/05	7.57	0.42	(0.23)	0.19	(0.42)	—	(0.42)
Year Ended 12/31/04	7.45	0.47	0.12	0.59	(0.47)	—	(0.47)
RS High Yield Bond Fund (Class K)
Six Months Ended 6/30/09[1]	$5.16	$0.24	$0.71	$0.95	$(0.24)	$—	$(0.24)
Year Ended 12/31/08	7.03	0.50	(1.87)	(1.37)	(0.50)	—	(0.50)
Year Ended 12/31/07	7.49	0.51	(0.46)	0.05	(0.51)	—	(0.51)
Year Ended 12/31/06	7.35	0.48	0.14	0.62	(0.48)	—	(0.48)
Year Ended 12/31/05	7.58	0.44	(0.23)	0.21	(0.44)	—	(0.44)
Year Ended 12/31/04	7.45	0.49	0.13	0.62	(0.49)	—	(0.49)
RS High Yield Bond Fund (Class Y)
Period From 5/13/09[4] to 6/30/09[1]	$5.74	$0.07	$0.13	$0.20	$(0.07)	$—	$(0.07)

See notes to Financial Highlights on page 89.

The accompanying notes are an integral part of these financial statements.

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Redemption Fees		Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$—		$5.87	18.96%	$59,748	0.85%	1.17%	8.91%	8.59%	35%
—		5.16	(20.10)%	41,222	0.85%	1.18%	8.38%	8.05%	72%
—		7.03	1.04%	48,425	0.85%	1.17%	7.37%	7.05%	95%
0.00	[5]	7.49	9.14%	49,616	0.85%	1.19%	6.90%	6.56%	82%
0.00	[5]	7.35	3.34%	48,246	0.85%	1.19%	6.38%	6.04%	89%
0.00	[5]	7.58	9.15%	57,250	0.85%	1.19%	7.00%	6.66%	95%

$—		$5.87	18.53%	$3,895	1.60%	2.08%	8.20%	7.72%	35%
—		5.16	(20.60)%	3,203	1.60%	1.97%	7.28%	6.91%	72%
—		7.02	0.28%	9,257	1.60%	1.95%	6.62%	6.27%	95%
0.00	[5]	7.48	8.19%	9,434	1.60%	2.23%	6.14%	5.51%	82%
0.00	[5]	7.35	2.70%	9,874	1.60%	2.19%	5.63%	5.04%	89%
0.00	[5]	7.57	8.20%	10,013	1.60%	2.22%	6.30%	5.68%	95%

$—		$5.87	18.53%	$11,733	1.60%	1.94%	8.19%	7.85%	35%
—		5.16	(20.58)%	8,897	1.60%	1.93%	7.59%	7.26%	72%
—		7.02	0.28%	11,277	1.60%	1.93%	6.62%	6.29%	95%
0.00	[5]	7.48	8.33%	11,258	1.60%	2.16%	6.14%	5.58%	82%
0.00	[5]	7.34	2.56%	10,463	1.60%	2.15%	5.63%	5.08%	89%
0.00	[5]	7.57	8.20%	10,110	1.60%	2.19%	6.29%	5.70%	95%

$—		$5.87	18.73%	$14,166	1.25%	1.62%	8.55%	8.18%	35%
—		5.16	(20.42)%	11,663	1.25%	1.57%	7.94%	7.62%	72%
—		7.03	0.64%	14,330	1.25%	1.65%	6.97%	6.57%	95%
0.00	[5]	7.49	8.71%	13,774	1.25%	1.54%	6.50%	6.21%	82%
0.00	[5]	7.35	2.93%	11,772	1.25%	1.52%	5.98%	5.71%	89%
0.00	[5]	7.58	8.72%	10,734	1.25%	1.53%	6.64%	6.36%	95%

$—		$5.87	3.44%	$1,034	0.66%	0.89%	8.35%	8.12%	35%

See notes to Financial Highlights on page 89.

The accompanying notes are an integral part of these financial statements.

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Financial Information (continued)

Financial Highlights (continued) Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Tax-Exempt Fund (Class A)
Six Months Ended 6/30/09[1]	$9.48	$0.18	$0.30	$0.48	$(0.18)	$—	$(0.18)
Year Ended 12/31/08	9.83	0.33	(0.35)	(0.02)	(0.33)	—	(0.33)
Year Ended 12/31/07	10.08	0.36	(0.22)	0.14	(0.36)	(0.03)	(0.39)
Year Ended 12/31/06	9.98	0.36	0.13	0.49	(0.36)	(0.03)	(0.39)
Year Ended 12/31/05	10.19	0.36	0.05	0.41	(0.36)	(0.26)	(0.62)
Year Ended 12/31/04	10.31	0.36	0.08	0.44	(0.36)	(0.20)	(0.56)
RS Tax-Exempt Fund (Class C)
Six Months Ended 6/30/09[1]	$9.47	$0.14	$0.31	$0.45	$(0.14)	$—	$(0.14)
Year Ended 12/31/08	9.83	0.25	(0.36)	(0.11)	(0.25)	—	(0.25)
Year Ended 12/31/07	10.08	0.29	(0.22)	0.07	(0.29)	(0.03)	(0.32)
Year Ended 12/31/06	9.98	0.28	0.13	0.41	(0.28)	(0.03)	(0.31)
Year Ended 12/31/05	10.19	0.28	0.05	0.33	(0.28)	(0.26)	(0.54)
Year Ended 12/31/04	10.31	0.28	0.08	0.36	(0.28)	(0.20)	(0.48)
RS Tax-Exempt Fund (Class Y)
Period From 5/13/09[4] to 6/30/09[1]	$9.94	$0.05	$(0.16)	$(0.11)	$(0.05)	$—	$(0.05)

See notes to Financial Highlights on page 89.

The accompanying notes are an integral part of these financial statements.

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Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$9.78	5.09%	$143,886	0.85%	0.93%	3.72%	3.64%	32%
9.48	(0.23)%	96,557	0.85%	0.96%	3.38%	3.27%	113%
9.83	1.47%	95,533	0.85%	0.97%	3.68%	3.56%	158%
10.08	5.03%	93,205	0.87%	0.95%	3.60%	3.52%	141%
9.98	4.02%	86,515	0.86%	0.96%	3.48%	3.38%	160%
10.19	4.38%	82,118	0.87%	0.96%	3.49%	3.40%	161%

$9.78	4.81%	$22,155	1.60%	1.69%	2.96%	2.87%	32%
9.47	(1.08)%	12,045	1.60%	1.73%	2.64%	2.51%	113%
9.83	0.71%	11,577	1.60%	1.75%	2.93%	2.78%	158%
10.08	4.25%	11,434	1.62%	1.95%	2.85%	2.52%	141%
9.98	3.24%	11,060	1.61%	1.94%	2.73%	2.40%	160%
10.19	3.60%	10,704	1.62%	1.95%	2.74%	2.41%	161%

$9.78	(1.09)%	$1,014	0.69%	0.71%	3.93%	3.91%	32%

See notes to Financial Highlights on page 89.

The accompanying notes are an integral part of these financial statements.

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Financial Information (continued)

Financial Highlights (continued) Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations		Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Money Market Fund (Class A)
Six Months Ended 6/30/09[1]	$1.000	$—	[6]	$—	$—	[6]	$— [6]	$—	$— [6]
Year Ended 12/31/08	1.000	0.018		—	0.018		(0.018)	—	(0.018)
Year Ended 12/31/07	1.000	0.044		—	0.044		(0.044)	—	(0.044)
Year Ended 12/31/06	1.000	0.042		—	0.042		(0.042)	—	(0.042)
Year Ended 12/31/05	1.000	0.024		—	0.024		(0.024)	—	(0.024)
Year Ended 12/31/04	1.000	0.006		—	0.006		(0.006)	—	(0.006)
RS Money Market Fund (Class B)
Six Months Ended 6/30/09[1]	$1.000	$—	[6]	$—	$—	[6]	$— [6]	$—	$— [6]
Year Ended 12/31/08	1.000	0.011		—	0.011		(0.011)	—	(0.011)
Year Ended 12/31/07	1.000	0.036		—	0.036		(0.036)	—	(0.036)
Year Ended 12/31/06	1.000	0.034		—	0.034		(0.034)	—	(0.034)
Year Ended 12/31/05	1.000	0.017		—	0.017		(0.017)	—	(0.017)
Year Ended 12/31/04	1.000	0.006		—	0.006		(0.006)	—	(0.006)
RS Money Market Fund (Class C)
Six Months Ended 6/30/09[1]	$1.000	$—	[6]	$—	$—	[6]	$— [6]	$—	$— [6]
Year Ended 12/31/08	1.000	0.011		—	0.011		(0.011)	—	(0.011)
Year Ended 12/31/07	1.000	0.036		—	0.036		(0.036)	—	(0.036)
Year Ended 12/31/06	1.000	0.034		—	0.034		(0.034)	—	(0.034)
Year Ended 12/31/05	1.000	0.017		—	0.017		(0.017)	—	(0.017)
Year Ended 12/31/04	1.000	0.006		—	0.006		(0.006)	—	(0.006)
RS Money Market Fund (Class K)
Six Months Ended 6/30/09[1]	$1.000	$—	[6]	$—	$—	[6]	$— [6]	$—	$— [6]
Year Ended 12/31/08	1.000	0.014		—	0.014		(0.014)	—	(0.014)
Year Ended 12/31/07	1.000	0.040		—	0.040		(0.040)	—	(0.040)
Year Ended 12/31/06	1.000	0.038		—	0.038		(0.038)	—	(0.038)
Year Ended 12/31/05	1.000	0.020		—	0.020		(0.020)	—	(0.020)
Year Ended 12/31/04	1.000	0.005		—	0.005		(0.005)	—	(0.005)

The accompanying notes are an integral part of these financial statements.

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Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets

$1.000	0.03%	$505,929	0.44%	0.86%	0.05%	(0.37)%
1.000	1.82%[7]	510,931	0.75%	0.86%	1.79%	1.68%
1.000	4.45%	458,233	0.84%	0.90%	4.36%	4.30%
1.000	4.26%	409,170	0.85%	0.92%	4.18%	4.11%
1.000	2.41%	396,012	0.85%	0.91%	2.37%	2.31%
1.000	0.57%	442,109	0.85%	0.89%	0.55%	0.51%

$1.000	0.02%	$1,508	0.45%	1.90%	0.05%	(1.40)%
1.000	1.08%[7]	1,918	1.48%[8]	1.85%	1.12%[8]	0.75%
1.000	3.67%	2,542	1.59%	1.84%	3.62%	3.37%
1.000	3.48%	2,763	1.60%	1.87%	3.38%	3.11%
1.000	1.76%	5,030	1.47%	1.86%	1.68%	1.29%
1.000	0.57%	8,144	0.85%	1.84%	0.53%	(0.46)%

$1.000	0.02%	$8,421	0.44%	1.69%	0.05%	(1.20)%
1.000	1.08%[7]	7,950	1.48%[8]	1.69%	1.09%[8]	0.88%
1.000	3.67%	8,456	1.59%	1.74%	3.60%	3.45%
1.000	3.48%	6,378	1.60%	1.71%	3.43%	3.32%
1.000	1.76%	6,233	1.47%	1.68%	1.69%	1.48%
1.000	0.57%	8,626	0.85%	1.65%	0.57%	(0.23)%

$1.000	0.02%	$25,224	0.44%	1.33%	0.05%	(0.84)%
1.000	1.42%[7]	22,970	1.14%[8]	1.26%	1.32%[8]	1.20%
1.000	4.03%	13,294	1.23%	1.61%	3.94%	3.56%
1.000	3.84%	9,686	1.25%	1.35%	3.76%	3.66%
1.000	2.00%	10,083	1.25%	1.32%	1.96%	1.89%
1.000	0.47%	10,424	0.95%	1.25%	0.48%	0.18%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods of less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[3]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitation, interest expense associated with reverse repurchase agreements and custody credits, if applicable.

[4]	Commencement of operations.

[5]	Rounds to $0.00 per share.

[6]	Rounds to $0.000 per share.

[7]	Without the effect of the voluntary contribution by the distributor, the total return would have been 1.78%, 1.04%, 1.04% and 1.38% for Class A, Class B, Class C and Class K, respectively.

[8]	Includes additional subsidies to maintain a minimum yield threshold.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements (unaudited)

June 30, 2009 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to five series offered by the Trust: RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund and RS Money Market Fund (each a “Fund,” collectively the “Funds”). All of the Funds are diversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund and RS Money Market Fund offer Class A, B, C and K shares. RS Tax-Exempt Fund offers Class A and C shares. Effective May 1, 2009, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund and RS Tax-Exempt Fund began offering Class Y shares. The classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, and differ only as to class-specific expenses and voting rights with respect to matters affecting fewer than all classes.

Note 1 Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Debt securities with more than 60 days to maturity for which quoted bid prices are, in the judgment of an independent pricing service (“Service”), readily available and representative of the bid side of the market are valued by the Service at the bid price (with respect to all Funds other than RS Tax-Exempt Fund) or the mean between the bid and asked prices (with respect to RS Tax-Exempt Fund). Debt securities with more than 60 days to maturity for which quoted bid prices are not, in the judgment of a

Service, readily available and representative of the market value are valued by the Service at estimated market value based on methods which may include consideration of yields or prices of government securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (See Note 5d). RS Money Market Fund values its investments based on amortized cost in accordance with Rule 2a-7 under the 1940 Act. Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange (“NYSE”). Investments in open-end management investment companies that are registered under the 1940 Act are valued based upon the net asset values determined by such investment companies.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued using methods approved by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign

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securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in, to or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments,

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Notes to Financial Statements (unaudited) (continued)

completed or pending third-party transactions in the underlying investment or comparable issuers, sub- sequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

b. Federal Income Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies, and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2009, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2009, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state authorities for tax years before 2004.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date, except certain cash dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of the day.

f. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

g. Custody Credits The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce the Funds’ custodian expenses. The Funds could have employed the uninvested assets to produce income in the Funds if the Funds had not entered into

92	800-766-3863

such an arrangement. Each Fund’s custody credits, if any, are shown in the accompanying Statement of Operations.

h. Distributions to Shareholders Distributions of net investment income are declared and accrued daily and each Fund intends to distribute substantially all net investment income, if any, monthly. Distributions of net realized capital gains, if any, from the Funds are declared and paid at least annually, except from RS Money Market Fund, which distributes its short-term gains monthly and is not expected to realize long-term capital gains. Distributions to shareholders are recorded on the ex-dividend date.

i. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

j. Temporary Borrowings The Funds, excluding RS Money Market Fund but including other funds managed by the same adviser, share in a $75 million committed revolving credit/overdraft protection facility from State Street Bank and Trust Company for temporary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing; all the funds that are parties to the facility share in a commitment fee that is allocated among the funds on the basis of their respective net assets. Each Fund may borrow up to the lesser of one-third of its total assets (including amounts borrowed) or any lower limit specified in the Fund’s Statement of Additional Information or Prospectus.

For the six months ended June 30, 2009, the Funds did not borrow from the facility.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Investment Quality Bond Fund	0.50%
RS Low Duration Bond Fund	0.45%
RS High Yield Bond Fund	0.60%
RS Tax-Exempt Fund	0.50%
RS Money Market Fund	0.45%

RS Investments has entered into a Sub-Advisory Services Agreement with GIS. GIS is responsible for providing day-to-day investment advisory services to the Funds, subject to the supervision and direction of the Board of Trustees of the Trust and review by RS Investments. As compensation for GIS’s services, RS Investments pays fees to GIS at annual rates of 0.475%, 0.4275%, 0.57%, 0.475%, and 0.4275% of the average daily net assets of RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund and RS Money Market Fund, respectively. Payment of the sub-investment advisory fees does not represent a separate or additional expense to the Funds.

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2010, to limit the Funds’ total annual fund operating expenses to the following rates:

	Expense Limitation
Fund	Class A	Class B	Class C	Class K	Class Y
RS Investment Quality Bond Fund	0.85%	1.60%	1.60%	1.25%	0.66%
RS Low Duration Bond Fund	0.80%	1.55%	1.55%	1.20%	0.63%
RS High Yield Bond Fund	0.85%	1.60%	1.60%	1.25%	0.66%
RS Tax-Exempt Fund	0.85%	NA	1.60%	NA	0.69%
RS Money Market Fund	0.65%	1.40%	1.40%	1.05%	NA

In addition to fees waived by GIS with respect to the expense limitation then in effect for RS Money Market Fund, GIS voluntarily waived expenses to maintain a minimum yield threshold for RS Money Market Fund during the six months ended June 30, 2009. There is no guarantee that the waiver will be in effect for subsequent periods.

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Notes to Financial Statements (unaudited) (continued)

RS Investments and GIS do not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for a Fund or under the previous two paragraphs.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons of RS Investments, as defined in the 1940 Act, receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses.

c. Distribution Fees GIS serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with GIS for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, GIS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2009, GIS received distribution fees as follows:

Fund	Annual Rate	Distribution Fees
RS Investment Quality Bond Fund
Class A	0.25%	$120,098
Class B	1.00%	41,112
Class C	1.00%	42,804
Class K	0.65%	36,930
Class Y	0.00%	—
RS Low Duration Bond Fund
Class A	0.25%	44,397
Class B	1.00%	43,974
Class C	1.00%	62,933
Class K	0.65%	35,691
Class Y	0.00%	—
RS High Yield Bond Fund
Class A	0.25%	60,883
Class B	1.00%	17,629
Class C	1.00%	50,370
Class K	0.65%	41,326
Class Y	0.00%	—
RS Tax-Exempt Fund
Class A	0.25%	149,260
Class C	1.00%	81,176
Class Y	0.00%	—
RS Money Market Fund
Class A	0.25%	638,990
Class B	1.00%	8,813
Class C	1.00%	40,542
Class K	0.65%	81,772

RS Investments may perform certain services and incur certain expenses in respect of the promotion of the Funds’ shares and the servicing of shareholder accounts. GIS makes payments from the amounts it receives from the Funds pursuant to the distribution plan to RS Investments, GIS, or third parties, with respect to the marketing, distribution, or promotion of the Funds or the servicing of shareholder accounts. In addition to payments under the distribution plan, the Funds reimburse GIS for payments GIS makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Board of Trustees and is reviewed by the Board of Trustees periodically.

Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2009, PAS received $1,044,107 directly or indirectly from GIS as continuing compensation for its services on behalf of all series in the Trust.

For the six months ended June 30, 2009, aggregate front-end sales charges for the sale of Class A shares paid to GIS were as follows:

Fund	Sales Charges
RS Investment Quality Bond Fund	$14,466
RS Low Duration Bond Fund	8,659
RS High Yield Bond Fund	6,340
RS Tax-Exempt Fund	46,249
RS Money Market Fund	—

GIS is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2009, GIS received CDSL charges as follows:

Fund	CDSL
RS Investment Quality Bond Fund	$382
RS Low Duration Bond Fund	1,529
RS High Yield Bond Fund	1,410
RS Tax-Exempt Fund	834
RS Money Market Fund	2,944

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Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid during the year ended December 31, 2008, which is the most recently completed tax year, was as follows:

Fund	Tax- Exempt	Ordinary Income
RS Investment Quality Bond Fund	$—	$5,199,356
RS Low Duration Bond Fund	—	1,199,362
RS High Yield Bond Fund	—	6,148,874
RS Tax-Exempt Fund	3,587,767	24,931
RS Money Market Fund	—	9,009,115

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

See the chart below for the tax basis of distributable earnings as of December 31, 2008.

Fund	Tax-Exempt	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains
RS Investment Quality Bond Fund	$—	$14,616	$—
RS Low Duration Bond Fund	—	4,467	—
RS High Yield Bond Fund	—	22,197	—
RS Tax-Exempt Fund	5,034	—	—
RS Money Market Fund	—	66,284	—

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2008, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS Investment Quality Bond Fund	$1,138,141
RS Low Duration Bond Fund	398,749
RS High Yield Bond Fund	—
RS Tax-Exempt Fund	—
RS Money Market Fund	—

For RS High Yield Bond Fund, capital loss carryovers in the amount of $2,327,873 expired in the year ended December 31, 2008.

See the chart for capital loss carryovers available to the Funds at December 31, 2008.

	Expiring
Fund	2009	2010	2011	2012	2014	2015	2016	Total
RS Investment Quality Bond Fund	$—	$—	$—	$—	$420,660	$49,025	$—	$469,685
RS Low Duration Bond Fund	—	—	—	—	125,016	36,360	—	161,376
RS High Yield Bond Fund	7,587,223	5,307,217	—	—	—	—	6,462,203	19,356,643
RS Tax-Exempt Fund	—	—	—	—	—	922,886	1,961,919	2,884,805
RS Money Market Fund	—	—	5,073	432	—	7,575	35,926	49,006

In determining its taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2008, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS Investment Quality Bond Fund	$—
RS Low Duration Bond Fund	—
RS High Yield Bond Fund	1,450,883
RS Tax-Exempt Fund	1,556,847
RS Money Market Fund	3,268

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Notes to Financial Statements (unaudited) (continued)

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2009, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Investment Quality Bond Fund	$148,767,658	$(3,063,319)	$2,764,311	$(5,827,630)
RS Low Duration Bond Fund	106,149,951	797,781	1,259,571	(461,790)
RS High Yield Bond Fund	95,739,369	(6,179,411)	1,994,516	(8,173,927)
RS Tax-Exempt Fund	158,463,515	3,362,206	3,978,305	(616,099)
RS Money Market Fund	542,823,655	—	—	—

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the Funds were as follows:

Transactions in Capital Shares

			RS Investment Quality Bond Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	3,229,692	$30,382,223		3,465,024	$33,501,650
Shares reinvested	221,986	2,086,020		435,552	4,166,665
Shares redeemed	(1,183,092)	(11,099,766)		(4,070,349)	(38,740,357)

Net increase/(decrease)	2,268,586	$21,368,477		(169,773)	$(1,072,042)
Class B
Shares sold	36,249	$341,306		38,543	$362,510
Shares reinvested	16,132	151,367		31,137	297,665
Shares redeemed	(22,387)	(209,853)		(95,764)	(927,819)

Net increase/(decrease)	29,994	$282,820		(26,084)	$(267,644)
Class C
Shares sold	175,704	$1,646,844		95,047	$916,741
Shares reinvested	15,753	147,865		28,222	269,614
Shares redeemed	(13,980)	(131,456)		(33,467)	(317,965)

Net increase	177,477	$1,663,253		89,802	$868,390
Class K
Shares sold	218,997	$2,055,701		335,234	$3,216,703
Shares reinvested	24,737	232,618		43,531	416,233
Shares redeemed	(116,718)	(1,096,786)		(212,163)	(2,026,322)

Net increase	127,016	$1,191,533		166,602	$1,606,614
Class Y*
Shares sold	105,597	$1,000,149		N/A	N/A
Shares reinvested	631	6,000		N/A	N/A

Net increase	106,228	$1,006,149		N/A	N/A

*	Inception date was May 12, 2009.

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			RS Low Duration Bond Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	4,957,747	$49,311,330		908,906	$8,976,640
Shares reinvested	43,594	434,563		40,845	404,176
Shares redeemed	(435,301)	(4,333,368)		(239,044)	(2,354,661)

Net increase	4,566,040	$45,412,525		710,707	$7,026,155
Class B
Shares sold	15,355	$152,869		23,895	$235,156
Shares reinvested	9,136	90,932		23,159	229,357
Shares redeemed	(2,609)	(25,903)		(29,603)	(292,362)

Net increase	21,882	$217,898		17,451	$172,151
Class C
Shares sold	1,045,789	$10,406,991		75,901	$750,553
Shares reinvested	11,542	114,961		22,832	226,106
Shares redeemed	(36,343)	(361,986)		(9,855)	(97,275)

Net increase	1,020,988	$10,159,966		88,878	$879,384
Class K
Shares sold	51,575	$512,221		122,394	$1,210,267
Shares reinvested	13,327	132,639		32,052	317,358
Shares redeemed	(39,922)	(397,250)		(83,785)	(826,823)

Net increase	24,980	$247,610		70,661	$700,802
Class Y*
Shares sold	100,200	$1,000,001		N/A	N/A
Shares reinvested	431	4,310		N/A	N/A

Net increase	100,631	$1,004,311		N/A	N/A

			RS High Yield Bond Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	2,909,920	$16,489,182		1,062,628	$6,852,039
Shares reinvested	380,508	2,109,049		615,995	3,755,030
Shares redeemed	(1,103,988)	(6,367,815)		(580,263)	(3,627,909)

Net increase	2,186,440	$12,230,416		1,098,360	$6,979,160
Class B
Shares sold	37,508	$205,872		4,946	$33,409
Shares reinvested	25,401	140,522		78,153	496,254
Shares redeemed	(20,376)	(112,964)		(780,785)	(5,070,717)

Net increase/(decrease)	42,533	$233,430		(697,686)	$(4,541,054)
Class C
Shares sold	211,219	$1,161,853		13,755	$79,928
Shares reinvested	74,177	410,467		128,117	782,971
Shares redeemed	(11,408)	(63,242)		(22,096)	(135,765)

Net increase	273,988	$1,509,078		119,776	$727,134
Class K
Shares sold	152,688	$841,038		234,979	$1,439,492
Shares reinvested	99,907	553,284		173,002	1,058,346
Shares redeemed	(100,403)	(557,049)		(186,764)	(1,160,069)

Net increase	152,192	$837,273		221,217	$1,337,769
Class Y*
Shares sold	174,216	$1,000,077		N/A	N/A
Shares reinvested	2,003	11,701		N/A	N/A

Net increase	176,219	$1,011,778		N/A	N/A

*	Inception date was May 12, 2009.

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Notes to Financial Statements (unaudited) (continued)

Transactions in Capital Shares (continued)

			RS Tax-Exempt Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	4,824,108	$47,241,535		923,256	$8,961,821
Shares reinvested	197,802	1,936,185		323,721	3,096,145
Shares redeemed	(506,516)	(4,983,541)		(772,531)	(7,339,385)

Net increase	4,515,394	$44,194,179		474,446	$4,718,581
Class C
Shares sold	980,231	$9,598,410		83,190	$787,957
Shares reinvested	20,525	200,915		31,221	298,568
Shares redeemed	(7,528)	(73,479)		(20,564)	(195,121)

Net increase	993,228	$9,725,846		93,847	$891,404
Class Y*
Shares sold	103,121	$1,024,890		N/A	N/A
Shares reinvested	538	5,287		N/A	N/A

Net increase	103,659	$1,030,177		N/A	N/A

			RS Money Market Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	85,576,068	$85,576,068		279,991,370	$279,991,370
Shares reinvested	136,832	136,832		8,618,855	8,618,855
Shares redeemed	(90,715,622)	(90,715,622)		(235,903,782)	(235,903,782)

Net increase/(decrease)	(5,002,722)	$(5,002,722)		52,706,443	$52,706,443
Class B
Shares sold	252,893	$252,893		849,876	$849,876
Shares reinvested	420	420		20,294	20,294
Shares redeemed	(663,660)	(663,660)		(1,494,160)	(1,494,160)

Net decrease	(410,347)	$(410,347)		(623,990)	$(623,990)
Class C
Shares sold	886,393	$886,393		2,074,768	$2,074,768
Shares reinvested	2,014	2,014		89,338	89,338
Shares redeemed	(417,053)	(417,053)		(2,670,179)	(2,670,179)

Net increase/(decrease)	471,354	$471,354		(506,073)	$(506,073)
Class K
Shares sold	12,978,080	$12,978,080		25,472,085	$25,472,085
Shares reinvested	6,158	6,158		219,114	219,114
Shares redeemed	(10,730,341)	(10,730,341)		(16,013,086)	(16,013,086)

Net increase	2,253,897	$2,253,897		9,678,113	$9,678,113
*	Inception date was May 12, 2009.

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Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments and U.S. government agency obligations sold (excluding short-term investments) for the six months ended June 30, 2009, were as follows:

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	Investments	U.S. Government Agency Obligations	Investments	U.S. Government Agency Obligations
RS Investment Quality Bond Fund	$42,860,210	$93,064,738	$18,802,294	$83,895,730
RS Low Duration Bond Fund	45,562,515	184,544,993	3,732,534	168,841,230
RS High Yield Bond Fund	41,395,556	—	24,885,721	—
RS Tax-Exempt Fund	91,534,780	—	43,455,571	—

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, currency risk; adverse political, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies concentrated within a number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller.

e. Reverse Repurchase Agreements RS Investment Quality Bond Fund, RS Low Duration Bond Fund and RS High Yield Bond Fund may enter into reverse repurchase agreements with banks or third party broker/dealers to borrow funds. Interest payable under a reverse repurchase agreement is based upon competitive market rates at the time of issuance. When a Fund enters into a reverse repurchase agreement, it segregates on its books cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Funds may be unable to deliver the securities when the Funds seek to repurchase them. Reverse repurchase agreements may increase fluctuations in the Funds’ net asset value and may be viewed as a form of leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees.

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Notes to Financial Statements (unaudited) (continued)

g. Dollar Rolls RS Investment Quality Bond Fund, RS Low Duration Bond Fund and RS High Yield Bond Fund may enter into dollar rolls (principally using to-be- announced securities, “TBAs”) in which the Funds sell mortgage-related securities for delivery in the current month and simultaneously contract to purchase similar securities at an agreed-upon price on a fixed date in a future month from the same party. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Funds will not be entitled to receive principal and interest payments on the securities sold. RS Investment Quality Bond Fund, RS Low Duration Bond Fund and RS High Yield Bond Fund are compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. Dollar roll transactions involve the risk that a buyer of the securities sold by a Fund may be unable to deliver the replacement securities when it is required to do so. Dollar rolls may increase fluctuations in the net asset values of a Fund and may be viewed as a form of leverage.

h. Below Investment Grade Securities RS High Yield Bond Fund invests primarily in below investment grade securities (i.e. lower-quality debt), which are subject to certain risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market economy in general, than higher quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Note 6 Review for Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Funds as of June 30, 2009, the Trust has evaluated the possibility of subsequent events existing in the Funds’ financial statements through August 21, 2009, the date the financial statements were issued. The Trust has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

Note 7 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are entitled to be indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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Supplemental Information (unaudited)

Approval of the Investment Advisory Agreements for RS Investment Trust

The Board of Trustees of RS Investment Trust (the “Trust”), including all of the Trustees who are not interested persons of the Trust or of RS Investment Management Co. LLC (the “disinterested Trustees”), met in person on August 12—13, 2008, to consider the continuation of the investment advisory and sub-advisory agreements (collectively, the “Advisory Agreements”) for the one-year period commencing August 31, 2008, for all 22 series of RS Investment Trust: RS Small Cap Growth Fund, RS Smaller Company Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, RS Technology Fund, RS Partners Fund, RS Value Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Large Cap Alpha Fund, RS Small Core Equity Fund, and RS Equity Dividend Fund (the “RS-Managed Funds”); RS Large Cap Value Fund, RS S&P 500 Index Fund, RS International Growth Fund, RS Emerging Markets Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund, and RS Money Market Fund (the “Sub-Advised Funds,” and together with the RS-Managed Funds, the “Funds”).

RS Investment Management Co. LLC (“RS Investments”) is responsible for the day-to-day investment management of the RS-Managed Funds; various Sub-Advisers (the “Sub-Advisers”) overseen by RS Investments are responsible for the day-to-day investment management of the Sub-Advised Funds. UBS Global Asset Management (Americas) Inc. serves as Sub-Adviser to RS Large Cap Value Fund; Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, serves as Sub-Adviser to RS S&P 500 Index Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund, and RS Money Market Fund; Guardian Baillie Gifford Limited serves as Sub-Adviser, and Baillie Gifford Overseas Limited serves as Sub-Sub-Adviser to RS International Growth Fund and RS Emerging Markets Fund (the sub-sub-advisory agreements relating to these Funds are also considered “Sub-Advisory Agreements” and “Advisory Agreements” for purposes of this discussion, and the sub-sub-adviser is also considered a Sub-Adviser for purposes of this discussion).

At their meeting, the Trustees considered a number of factors in determining to approve the continuation of the Advisory Agreements. In all of their deliberations regarding the Advisory Agreements, the disinterested Trustees were advised by their independent counsel, with whom they had separate meetings and discussions on a number of occasions during and preceding the dates of the official Board meeting. In addition, the Trustees were assisted in their review by the Chief Compliance Officer of the Trust, who reviewed all of the information presented to the Trustees and, with the assistance of independent counsel to the disinterested Trustees, prepared a written report on the key factors for the Trustees. That written report discussed a number of the factors described below and concluded that the information that RS Investments had provided to the Trustees provided a reasonable basis for the Trustees to conclude that the advisory fees proposed in connection with the continuation of the Advisory Agreements were reasonable with respect to each Fund.

The Trustees were also assisted in their review by two independent consultants retained by the Trustees. The consultants provided assistance in a variety of aspects of the Trustees’ review, including, among other things, the development of appropriate expense and performance peer groups for the Funds, review of expense and performance data received by the Trustees, consideration of economies of scale, analysis of profitability data from RS Investments and the Sub-Advisers, and evaluation of industry trends. The consultants met with the Trustees on a number of occasions, both by telephone and at the August 2008 in-person meeting.

In their consideration of the Advisory Agreements, the Trustees considered generally the continuing, favorable interaction of the legacy investment teams at RS Investments and GIS. They also considered improvements in service over the course of the year through realignments of various administrative, accounting, and control functions between the two firms, and were generally satisfied with those services currently being provided by the two firms.

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Supplemental Information (unaudited) (continued)

The Trustees considered the fees charged by RS Investments to the Funds under the Investment Advisory Agreements and the fees paid to the various Sub-Advisers under the Sub-Advisory Agreements. In this connection, representatives of RS Investments noted to the Trustees that the fees charged by RS Investments to the Funds reflect a number of factors. They noted, for example, the generally high quality of the investment management teams at RS Investments, the high levels of compensation that are required to retain the firm’s investment professionals, and the alternative employment opportunities available to many of those professionals. They also noted that, as to the Sub-Advised Funds, RS Investments pays a large part, in most cases the large majority, of the fees it receives to the Sub-Advisers.

The Trustees considered information provided by RS Investments as to the fees charged by RS Investments to clients other than the Funds, including institutional separate accounts and mutual funds for which RS Investments serves as sub-adviser. RS Investments generally charges lower fees to those accounts. In a number of cases, such an account pays fees at the same rate as the comparable Fund on assets up to a specified level, and then at lower rates on additional assets. In some cases, an account’s fee rate will be lower at all levels than that of the comparable Fund. Representatives of RS Investments explained that administrative, compliance, reporting, and other legal burdens of providing investment advice to mutual funds exceed those required to provide advisory services to non-mutual fund clients such as institutional accounts for retirement or pension plans. In addition, they pointed out that there is substantially greater legal and other risk to RS Investments in managing public mutual investment products than in managing private accounts or in sub-advising mutual funds sponsored by others. They also explained that the services and resources required of RS Investments where it sub-advises mutual funds sponsored by others are substantially less than in the case of the Funds, since many of the administrative and compliance responsibilities related to the management function are retained by the primary adviser.

RS Investments furnished information to the Trustees compiled by the independent Lipper organization show-

ing a comparison of RS Investments’ fee rate for each Fund compared to peer mutual funds having similar objectives, strategies, and within the same broad range of asset sizes. RS Investments also worked with an independent consultant to the disinterested Trustees in identifying peer groups of mutual funds with respect to each Fund. One of the independent consultants prepared an analysis of comparative management fees and expenses, and discussed his conclusions with the disinterested Trustees. In his report, the Chief Compliance Officer stated that the data showed RS Investments’ fees to be within the range of comparable mutual funds, even though the fees with respect to some of the Funds tended to be at the higher end of the range.

The Chief Compliance Officer noted that the advisory fee for RS Smaller Company Growth Fund appeared to be higher in relation to its peer funds than the other Funds; in the course of their discussions with the Trustees, representatives of RS Investments noted that, in light of those expenses and other factors, RS Investments would likely consider strategic alternatives for that Fund in the coming year.

The Trustees also reviewed information from that compilation showing total expenses for the Funds in comparison to peer funds. The Trustees considered the total expense ratios of the Funds and noted that a number of them were higher than the median of their peer funds. They noted that in some cases that appeared to be due to the level of the Funds’ advisory fees and, in many cases, due to the fact that the Funds’ custodial fees were relatively high. In the course of their discussions with the Trustees, representatives of RS Investments informed the Trustees that RS Investments would lower the expense limitation with respect to both the RS S&P 500 Index Fund and the RS Money Market Fund, thereby improving those Funds’ comparative advisory fee and total operating expense levels in comparison with their peers. They also noted in this regard that the Funds’ recently renegotiated custodial arrangements were likely to result in savings to the Funds in the coming year. The Trustees noted in the course of the discussion that, in a number of cases, especially in respect of variable Funds, the number of peer funds was quite limited, potentially limiting the utility of the data provided.

102	800-766-3863

RS Investments furnished detailed financial information, in the form of a consolidated profit and loss statement, showing the revenues and expenses related to the management of the RS Funds as a whole and each of RS Investments’ other categories of advisory clients, respectively. That information showed the substantial costs of providing services to the Funds. The Chief Compliance Officer also noted in his report that he had discussed with RS Investments the basis for the allocation of RS Investments’ general or common expenses to the cost analysis for the Funds and that he believed the allocation methodology and resulting allocations were reasonable.

RS Investments also furnished a detailed profitability analysis with respect to each Fund for the year ended December 31, 2007, and for the five months ended May 31, 2008. In his report, the Chief Compliance Officer noted that the Value Funds had generally been more profitable over the periods covered than Funds in other investment disciplines, and that the variable versions of the Funds had been less profitable generally than the Funds. The Trustees noted that the range of profitability for the Core Funds, the Growth Funds, and the Value Funds was wide, but that RS Investments’ profitability on its mutual fund business as a whole was higher than the profitability of the separate account advisory business. The Trustees also noted that RS Investments’ subadvisory business had a lower profit margin due to the reduced fees it receives in respect of that business. The Chief Compliance Officer noted in his report that a comparable or higher profit margin relating to RS Investments’ services to the Funds appeared justifiable by the higher risk and responsibilities associated with the mutual fund business.

The Chief Compliance Officer also noted in his report that the profitability of the Funds to GIS, an affiliate of RS Investments, is within the range of profitability for RS Investments, and generally lower.

The Trustees considered whether economies of scale would likely be realized as the Funds grow and whether a reduction in the advisory fees paid by the Funds by means of breakpoints would be appropriate. The Trustees also considered a report provided to them by their independent consultants as to economies of scale, both generally and as to the Funds specifically, and the consultants’ recommendations that the Trustees give careful consideration to the manner in which shareholders might realize some of the benefit of such economies over time, as the Funds grow in size. In his report, the Chief Compliance Officer noted that the profits from the Funds enable RS Investments to devote greater resources to the management of the Funds, including organizational enhancements and financial incentives for the portfolio managers, analysts, and other personnel who in many cases have lucrative alternative employment and business opportunities available to them. He also noted RS Investments’ commitment to achieving consistently superior investment performance as shown by RS Investments’ reinvestment of its resources in an effort to improve its investment processes and in an effort to recruit and retain the best professionals available to it. The Chief Compliance Officer also noted that RS Investments maintains that one of its strengths is the tenure of its investment management teams. He noted, as well, that certain investment styles, such as small-cap and some mid-cap strategies, do not as readily benefit from economies of scale because of the limited ability to increase the size of a Fund’s investment in certain portfolio holdings. The Trustees discussed specifically with RS Investments and among themselves the advisability of implementing advisory fee breakpoints for three of the largest Funds and, after discussions with management, determined that, although it may be appropriate to implement breakpoints in the future for those Funds, such a step did not appear warranted at the time, in light of, among other things, the performance of the Funds, current and anticipated market conditions, and other factors.

The Trustees considered the nature, extent, and quality of the services provided by RS Investments. In this regard, the Trustees took into account the experience and skills of the Funds’ portfolio management teams and of RS Investments’ senior management, and the time and attention devoted by each to the Funds. The Trustees considered the performance of each Fund while also considering its applicable investment objective and strategy and its overall expense ratio. The Trustees also received information throughout the year regarding the capabilities of RS Investments in securities

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Supplemental Information (unaudited) (continued)

trading, and changes in personnel in RS Investments’ trading staff. The Trustees also considered RS Investments’ significant responsibilities in monitoring the services provided by the Sub-Advisers.

The Trustees reviewed performance information for each Fund for various periods. That review included an examination of comparisons of the performance of the Funds to relevant securities indexes and various peer groups of mutual funds prepared by the independent Lipper and Morningstar organizations with respect to various periods, and relative rankings of the Funds compared to peer funds during various periods. The Trustees noted that, in his report, the Chief Compliance Officer had found that, except as noted below, no Fund appeared to have substantially lagged all peer mutual funds and indexes for all relevant periods. The Chief Compliance Officer noted specifically that each of RS Smaller Company Growth Fund, and RS High Yield Bond Fund had underperformed its peers’ averages for various periods. The Chief Compliance Officer noted that RS High Yield Bond Fund had experienced a significant portfolio manager change, and that RS Investments was engaging in internal discussions about plans to address the performance concerns of RS Smaller Company Growth Fund.

The Trustees considered the research and other similar services RS Investments receives from many of the broker-dealers with which it places the Funds’ (as well as other RS Investments clients’) portfolio transactions and from third parties with which these broker-dealers have arrangements. The Trustees receive information on those arrangements quarterly throughout the year and have the opportunity to discuss that information with representatives of RS Investments at the meetings. The Trustees considered the benefit to RS Investments and its affiliates from such services including that (1) the services are of value to RS Investments and its affiliates in advising RS Investments’ clients (including the Funds) and (2) RS Investments might otherwise be required to purchase some of these services for cash. The Trustees considered information provided to them quarterly during the year regarding the benefits to RS Investments of research and brokerage services provided in connection with so-called “bundled brokerage” arrangements. The

Trustees concluded that these “soft dollar” relationships’ benefit to RS Investments was reasonable and that the Funds also benefited from them.

The Trustees reviewed detailed information regarding the various Sub-Advisers to the Funds, including information as to compliance with federal securities laws, capabilities and experience of portfolio management personnel and any changes in such personnel in the past year, financial information as to the Sub-Advisers, information as to their trading practices, and general information as to the pricing of the Sub-Advisers’ services.

The Trustees considered generally the nature and quality of the administrative services provided to the Funds by RS Investments and by GIS, including, among other things, changes in and enhancements to the firms’ personnel and capabilities, their performance during the course of the preceding year, and the responsiveness of senior management to the Trustees’ requests.

The Trustees noted a number of specific recent enhancements to the services provided by RS Investments, including, among others, the following factors cited by the Chief Compliance Officer:

•

RS Investments continues to integrate the respective RS and GIS organizations. Most of the changes have strengthened the organization and its ability to devote greater resources to the services provided to the Funds. Integration work continues, particularly with respect to the management of the New York office’s activities by personnel in San Francisco.

•

RS Investments has been responsive to concerns raised by the Trustees with respect to the performance of various Funds and the interaction of members across portfolio management teams in order to reduce the compartmentalization of RS Investments.

•	RS Investments has invested in the firm by working to improve its portfolio management and client service activities, as well as by consulting outside experts about how best to improve the firm.

•	RS Investments has provided necessary staffing, training, and other compliance resources necessary for

104	800-766-3863

the Chief Compliance Officer to perform his responsibilities as the Chief Compliance Officer.

The Trustees also considered the Chief Compliance Officer‘s conclusion that RS Investments provides high quality advisory and related services to the Funds.

After considering all of the information described above, including the Chief Compliance Officer‘s written report, the Trustees unanimously voted to approve the continuation of the Advisory Agreements, including the advisory fees proposed in connection with that continuation, for the one-year period commencing August 31, 2008.

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s Web site at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ Web site at http://www.RSinvestments.com; and (iii) on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

www.RSinvestments.com	105

388 Market Street  San Francisco  CA  94111

www.RSinvestments.com	800-766-3863

EB 015098 (6/09)    SR931-FI

09	SEMIANNUAL REPORT

International Funds

RS International Growth Fund

RS Emerging Markets Fund

6/30/09

Class A, B, C, K and Y Shares

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009. The views expressed in the investment team letters are those of the Fund’s portfolio manager(s) and are subject to change without notice. They do not necessarily represent the views of RS Investments, Guardian Baillie Gifford Limited or Baillie Gifford Overseas Limited. The letters contain some forward-looking statements providing current expectations or forecasts of future events; they do not necessarily relate to historical or current facts. There can be no guarantee that any forward-looking statement will be realized. We undertake no obligation to publicly update forward-looking statements, whether as a result of new information, future events, or otherwise. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

CEO’s Letter

Terry R. Otton

CEO, RS Investments

Dear Fellow Shareholder,

We are of the opinion that we are nearing an end of the recession, though economic data still show mixed results. A powerful stock market rally from recent lows suggests that confidence in a potential recovery has increased and that a return to economic growth, albeit moderate, may be forthcoming.

In our last letter to you, we wrote that “in the midst of each (historical) recession, when the economic mood was at its bleakest, the market recovered in anticipation of improving results.” Much of the first quarter certainly felt like one of the bleakest environments on record. Through March 9, 2009, the S&P 500® Index was down 24.6% before reversing course and posting its biggest short-term rally since 1938, advancing more than 40% in just 67 trading days. Massive, coordinated government stimulus efforts across the globe reduced market fears of another Great Depression and increased liquidity in the credit markets, giving investors hope for a more stabilized market environment in the future.

While we’re encouraged by recent improvements, we’re not ready to sound the “all clear” signal. We remain cautious as our research and analytical efforts opportunistically use the recession to selectively stock the RS portfolios with many fresh names that we believe represent long-term opportunity. In many cases, we have taken advantage of investment opportunities at valuations we haven’t seen in decades.

The Value of Active Management

RS’s past success has been predicated on the consistency of our investment process and a focus on targeted, fundamental research. Our investment teams were certainly encouraged by the generally improved direction of the markets in the second quarter and are even more encouraged by the prospect that individual company fundamentals will matter again as economic conditions stabilize.

As fundamental investors, we believe our research can add significant value in a market where logic prevails over extreme pessimism or optimism over the long term. We believe rigorous fundamental research leads to a better understanding about a company’s prospects for the future. It’s not necessarily that we have more information, but rather, we believe our edge comes from our analysis of each business and our assessment of its unique set of opportunities and risks. Our investment process provides the foundation to make sound judgments about the future and, when our analysis warrants it, to invest with conviction.

Performance

We believe that our portfolios are well positioned to perform across different investment climates. During the most recent six-month period, the majority of our equity portfolios delivered results better than their respective benchmarks.

Additionally, our fixed income funds continued to provide competitive yields without taking undue risks. Over the long term, a prudent approach to bond investing has served shareholders of RS fixed income funds well. In fact, RS Tax-Exempt Fund was recognized by Lipper at the end of March as “the Best General Municipal Debt Fund over Five and Ten Years.” The award was based on the Fund’s risk-adjusted performance for the five- and 10-year periods ended December 31, 2008. We are proud of portfolio manager Alex Grant and the entire RS Fixed Income Team’s notable achievements on behalf of our shareholders.

Please see the Performance Update on page 6.

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CEO’s Letter (continued)

Positioning Portfolios for Potential Recovery

Small and mid cap equities often lead the way coming out of a recession. There’s no way to tell if that will hold true this time, but small and mid cap companies tend to be more sensitive to economic improvements. We believe many of these stocks are the “green shoots” of the next business cycle that the media pundits are constantly seeking.

Regardless of the economic cycle, we are attempting to position your portfolios to take advantage of long-term opportunities. I invite you to read closely the portfolio manager reports in the pages that follow. They reflect our investment teams’ current thinking on the opportunities we’re finding for long-term investments in your funds.

We provide a variety of solutions within the RS Funds lineup to satisfy our clients’ asset allocation and diversification objectives. The RS Funds are managed by distinct teams with significant experience and expertise in Value, Growth, International, and Fixed Income investing. When positioning your portfolio for the long term, we thought it would be helpful to share how some of our clients are using RS Funds to address current challenges and achieve their portfolio objectives:

Portfolio Challenges	Potential Solutions
Seeking a higher yield on cash or shorter-term investments and willing to assume some additional risk	RS Low Duration Bond Fund
Seeking protection against higher taxes through federally tax-exempt income	RS Tax-Exempt Fund
Seeking protection from potential future inflation as a result of massive global economic stimulus	RS Global Natural Resources Fund
Seeking to protect a portfolio against a devaluing U.S. dollar and/or participate in the growth of emerging economies	RS Emerging Markets Fund
Seeking exposure to small and mid cap companies	RS Partners Fund (small cap value) RS Value Fund (mid cap value) RS Small Cap Growth Fund RS Select Growth Fund (small and mid cap growth)
Seeking to invest in large-cap companies	RS Large Cap Alpha Fund RS Growth Fund

Looking Ahead

We suggest that you work with your financial advisor to review your portfolio while assessing some of the portfolio challenges you may be facing. Importantly, the market was unkind to many asset allocation strategies last year and may have pulled some portfolios out of long-term balance. A thorough review is always a good idea.

Today, more than ever, a trusted investment manager is critical. RS Investments is privately owned and financially strong. Our portfolio managers, analysts and business leaders have a significant ownership in our business, aligning our success directly with that of our clients and shareholders. Our partner and majority owner, The Guardian Life Insurance Company of America, is a 149-year-old company with a strong balance sheet and a long-term history of success.

2	800-766-3863

For over 23 years, we have served our clients with confidence, consistency, and a passion for research. Day in, day out, everything we do is focused on our fiduciary responsibilities to our clients and earning your trust over the long term.

Thank you for your continued support and for the confidence you have placed in us.

Sincerely,

Terry R. Otton

Chief Executive Officer

Performance quoted represents past performance and does not guarantee future results.

NOTE: Lipper rankings as of December 31, 2008 (based on risk-adjusted performance): RS Tax-Exempt Fund earned the #1 ranking out of 142 for the 10-year period: General Municipal Debt classification. This Fund ranked 8 out of 202 and 1 out of 193, for the three- and five-year periods respectively. Since the time of the award the rankings have changed. Current Lipper rankings as of June 30, 2009:

RS Tax-Exempt Fund earned the #3 ranking out of 151 for the ten year period: General Municipal Debt classification. This Fund ranked 20 out of 212 and 10 out of 196, for the three- and five-year periods respectively.

© 2009 REUTERS Lipper rankings are based on risk adjusted return with dividends reinvested and do not take into account or reflect sales charges. Lipper, a wholly owned subsidiary of Reuters, is a leading global provider of mutual fund information and analysis to fund companies, financial intermediaries, and media organizations. Lipper clients manage more than 95% of U.S. fund assets. The firm, founded in 1973 and headquartered in New York, tracks 125,000 funds worldwide through its offices in major financial capitals in North America, Europe, and Asia. Read the following Restrictions: Information on this page has been sourced from Lipper, a Reuters Company (“Lipper Content”). All such information is protected by copyright: © 2009 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper. Lipper and its parent and affiliated companies will not be liable for any errors or delays in the content, or for any actions taken in reliance thereon. LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company. For additional information on the other Lipper Services, please visit the Lipper Web site at www.lipperweb.com.

www.RSinvestments.com	3

Highlights

RS Funds Provide Specialized Expertise Across Investment Disciplines

The RS Investments Difference: > Distinct and specialized investment teams > Highly experienced investment professionals > Aligned with Shareholders

RS Fund Highlights – Long-Term Performance

The following RS Funds (Class A Shares) delivered top rankings in their respective classifications relative to their peers based on total return for the ten-year period, according to Lipper1 Analytical Services as of 6/30/09.

■	RS Tax-Exempt Fund: #2 Ranking	#2 out of 157 for the ten-year period: General Municipal Debt Classification. This Fund ranked 10 out of 238, 21 out of 218, and 5 out of 202, for the one-, three-, and five-year periods respectively.
■	RS Partners Fund: #3 Ranking	#3 out of 242 for the ten-year period: Small-Cap Core Classification. This Fund ranked 401 out of 768, 282 out of 617, and 85 out of 503, for the one-, three-, and five-year periods respectively.
■	RS Value Fund: #4 Ranking	#4 out of 63 for the ten-year period: Mid-Cap Value Classification. This Fund ranked 272 out of 291, 77 out of 235, and 18 out of 179, for one-, three-, and five-year periods respectively.
■	RS Technology Fund: #6 Ranking	#6 out of 21 for the ten-year period: Global Science/Technology Classification. This Fund ranked 27 out of 78, 25 out of 73, and 36 out 67, for the one-, three-, and five-year periods respectively.
■	RS Emerging Markets Fund: #9 Ranking	#9 out of 106 for the ten-year period: Emerging Markets Classification. This Fund ranked 99 out of 324, 43 out of 232, and 14 out of 183, for the one-, three-, and five-year periods respectively.

Performance quoted represents past performance and does not guarantee future results.

The information contained herein was obtained from sources we believe to be reliable and we have attempted to insure accuracy. Investors relying on information contained herein are encouraged to verify this information directly with the rating agency or through independent sources.

1	© 2009 REUTERS. Lipper rankings are based on total return with dividends reinvested and do not take into account or reflect sales charges. Lipper, a wholly-owned subsidiary of Reuters, is a leading global provider of mutual fund information and analysis to fund companies, financial intermediaries, and media organizations. Lipper clients manage more than 95% of U.S. fund assets. The firm, founded in 1973 and headquartered in New York, tracks 125,000 funds worldwide through its offices in major financial capitals in North America, Europe, and Asia. Read the following restrictions: Information on this page has been sourced from Lipper, a Reuters Company (“Lipper Content”). All such information is protected by copyright: © 2009 REUTERS. All rights reserved. Any copying, republication, or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper. Lipper and its parent companies will not be liable for any errors or delays in the content or for any actions taken in reliance thereon. LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company. For additional information on the other Lipper Services, please visit the Lipper Web site at http://www.lipperweb.com. Market volatility can affect short-term performance. Favorable ratings do not necessarily indicate positive returns. Please visit www.RSinvestments.com for more information on the RS Funds.

2	© 2009 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar, (2) may not he copied or distributed, and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of the information. Past performance does not guarantee future results. Please note, some of the Morningstar proprietary calculations, including the Morningstar Rating™, are not customarily calculated based on adjusted historical returns. The evaluation of this investment does not affect the retail mutual fund data published by Morningstar. For each retail mutual fund with at least three-year history, Morningstar calculates a Morningstar Rating™ based on Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morning-star Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. This investment’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

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More RS Fund Highlights – Morningstar Ratings2

The following RS Funds (Class A Shares) earned high ratings relative to their Morningstar peers based on risk-adjusted returns as of 6/30/09.

Morningstar Rating™
		Overall	3 Year	5 Year	10 Year
RS Value Funds
RS Partners Fund	Small Blend Category without sales charge	« ««« (out of 570 funds)	« «« (out of 570 funds)	« ««« (out of 465 funds)	««««« (out of 231 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 570 funds)	««« (out of 570 funds)	«««« (out of 465 funds)	««««« (out of 231 funds)
RS Value Fund	Mid-Cap Blend Category without sales charge	« ««« (out of 382 funds)	« «« (out of 382 funds)	« ««« (out of 293 funds)	««««« (out of 144 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 382 funds)	««« (out of 382 funds)	«««« (out of 293 funds)	«««« (out of 144 funds)
RS Large Cap Alpha Fund	Large Blend Category without sales charge	« ««« (out of 1,740 funds)	« «««« (out of 1,740 funds)	« «««« (out of 1,363 funds)	«« (out of 683 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 1,740 funds)	««««« (out of 1,740 funds)	««««« (out of 1,363 funds)	«« (out of 683 funds)
RS Global Natural Resources Fund	Natural Resources Category without sales charge	« ««« (out of 106 funds)	« «« (out of 106 funds)	« ««« (out of 77 funds)	««««« (out of 47 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 106 funds)	«« (out of 106 funds)	««« (out of 77 funds)	«««« (out of 47 funds)
RS Growth Funds
RS Technology Fund	Technology Category without sales charge	« «« (out of 215 funds)	« «« (out of 215 funds)	« « (out of 194 funds)	«««« (out of 75 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 215 funds)	««« (out of 215 funds)	«« (out of 194 funds)	«««« (out of 75 funds)
RS International Funds
RS Emerging Markets Fund	Diversified Emerging Markets Category without sales charge	« ««« (out of 256 funds)	« ««« (out of 256 funds)	« ««« (out of 200 funds)	«««« (out of 120 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 256 funds)	««« (out of 256 funds)	«««« (out of 200 funds)	«««« (out of 120 funds)
RS Fixed Income Funds

RS Low Duration Bond Fund	Short-Term Bond Category without sales charge	« ««« (out of 358 funds)	« ««« (out of 358 funds)	« ««« (out of 301 funds)	N/A
	including the effect of sales charges, loads, and redemption fees	««« (out of 358 funds)	««« (out of 358 funds)	««« (out of 301 funds)	N/A
RS High Yield Bond Fund	High Yield Bond Category without sales charge	« ««« (out of 478 funds)	« ««« (out of 478 funds)	« ««« (out of 404 funds)	««« (out of 252 funds)
	including the effect of sales charges, loads, and redemption fees	««« (out of 478 funds)	««« (out of 478 funds)	««« (out of 404 funds)	««« (out of 252 funds)
RS Tax-Exempt Fund	Muni National Long Category without sales charge	« ««« (out of 245 funds)	« ««« (out of 245 funds)	« «««« (out of 227 funds)	«««« (out of 199 funds)
	including the effect of sales charges, loads, and redemption fees	«««« (out of 245 funds)	««« (out of 245 funds)	«««« (out of 227 funds)	«««« (out of 199 funds)

Performance quoted represents past performance and does not guarantee future results.

www.RSinvestments.com	5

Performance Update

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds
RS Partners Fund[1] Class A	RSPFX	7/12/95
without sales charge			17.22%	-25.52%	-9.82%	0.89%	10.84%	10.16%
with maximum sales charge			11.64%	-29.05%	-11.27%	-0.09%	10.31%	9.78%
Class K	RSPKX	10/13/06
without sales charge			17.09%	-25.73%	—	—	—	-11.49%
Class Y	RSPYX	5/1/07
without sales charge			17.45%	-25.41%	—	—	—	-18.32%
RS Value Fund Class A	RSVAX	6/30/93
without sales charge			12.14%	-33.02%	-8.83%	1.63%	7.69%	4.88%
with maximum sales charge			6.80%	-36.21%	-10.29%	0.65%	7.17%	4.56%
Class C	RVACX	5/1/07
without sales charge			11.78%	-33.48%	—	—	—	-20.54%
with sales charge			10.78%	-34.13%	—	—	—	-20.54%
Class K	RSVKX	12/4/06
without sales charge			12.04%	-33.22%	—	—	—	-14.34%
Class Y	RSVYX	5/1/07
without sales charge			12.39%	-32.74%	—	—	—	-19.69%

[1]	RS Partners Fund is currently offered (by purchase or exchange) only to investors purchasing shares through certain financial intermediaries.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Partners Fund Class A, K, and Y shares are 1.53%, 1.88%, and 1.32%, respectively; for RS Value Fund Class A, C, K, and Y shares are 1.41%, 2.14%, 1.82%, and 1.05%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

6	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Large Cap Alpha Fund Class A	GPAFX	6/1/72
without sales charge			3.13%	-23.57%	-1.39%	1.29%	-2.44%	11.43%
with maximum sales charge			-1.76%	-27.20%	-2.98%	0.31%	-2.91%	11.28%
Class B	GUPBX	5/1/96
without sales charge			2.59%	-24.12%	-2.26%	0.33%	-3.18%	3.20%
with sales charge			-0.41%	-26.40%	-2.92%	0.13%	-3.18%	3.20%
Class C	RCOCX	8/7/00
without sales charge			2.76%	-24.16%	-2.18%	0.33%	—	-6.11%
with sales charge			1.76%	-24.91%	-2.18%	0.33%	—	-6.11%
Class K	RCEKX	5/15/01
without sales charge			2.92%	-23.84%	-1.77%	0.91%	—	-1.64%
Class Y	RCEYX	5/1/07
without sales charge			3.24%	-23.40%	—	—	—	-11.00%
RS Investors Fund Class A	RSINX	11/15/05
without sales charge			25.90%	-35.41%	-9.98%	—	—	-6.81%
with maximum sales charge			19.86%	-38.47%	-11.43%	—	—	-8.05%
Class C	RIVCX	7/24/07
without sales charge			22.09%	-36.43%	—	—	—	-24.70%
with maximum sales charge			21.09%	-36.97%	—	—	—	-24.70%
Class K	RSIKX	1/3/07
without sales charge			25.12%	-36.69%	—	—	—	-17.71%
Class Y	RSIYX	5/1/07
without sales charge			26.32%	-35.50%	—	—	—	-21.43%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of its predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Large Cap Alpha Fund Class A, B, C, K and Y shares are 0.95%, 1.82%, 1.74%, 1.34%, and 0.71% respectively; for RS Investors Fund Class A, C, K and Y shares are 1.98%, 4.15%, 3.23%, and 1.70%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	7

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Global Natural Resources Fund Class A	RSNRX	11/15/95
without sales charge			17.81%	-45.33%	-6.78%	9.89%	12.65%	9.46%
with maximum sales charge			12.21%	-47.93%	-8.28%	8.83%	12.11%	9.07%
Class C	RGNCX	5/1/07
without sales charge			17.32%	-45.83%	—	—	—	-14.57%
with sales charge			16.32%	-46.37%	—	—	—	-14.57%
Class K	RSNKX	12/4/06
without sales charge			17.49%	-45.66%	—	—	—	-9.26%
Class Y	RSNYX	5/1/07
without sales charge			17.97%	-45.14%	—	—	—	-13.48%
RS Large Cap Value Fund Class A	RLCVX	2/3/03
without sales charge			1.11%	-29.74%	-11.92%	-3.07%	—	2.33%
with maximum sales charge			-3.76%	-33.10%	-13.33%	-4.00%	—	1.55%
Class B	RLVBX	2/3/03
without sales charge			0.79%	-30.30%	-12.59%	-3.78%	—	1.57%
with sales charge			-2.21%	-32.13%	-13.01%	-3.90%	—	1.57%
Class C	RLCCX	2/3/03
without sales charge			0.63%	-30.36%	-12.61%	-3.80%	—	1.56%
with sales charge			-0.37%	-30.96%	-12.61%	-3.80%	—	1.56%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Global Natural Resources Fund Class A, C, K and Y shares are 1.50%, 2.35%, 2.12%, and 1.20% respectively; for RS Large Cap Value Fund Class A, B, C, and K shares are 1.36%, 2.11%, 2.09%, and 1.72%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

8	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Value Funds (continued)
RS Large Cap Value Fund (continued)
Class K	RLCKX	2/3/03
without sales charge			0.79%	-30.11%	-12.23%	-3.38%	—	2.01%
Growth Funds
RS Small Cap Growth Fund Class A	RSEGX	11/30/87
without sales charge			16.83%	-25.14%	-8.38%	-2.52%	-1.84%	11.86%
with maximum sales charge			11.29%	-28.69%	-9.85%	-3.47%	-2.32%	11.60%
Class C	REGWX	9/6/07
without sales charge			16.15%	-26.43%	—	—	—	-22.93%
with sales charge			15.15%	-27.16%	—	—	—	-22.93%
Class K	RSEKX	1/22/07
without sales charge			16.45%	-25.84%	—	—	—	-12.94%
Class Y	RSYEX	5/1/07
without sales charge			17.05%	-24.86%	—	—	—	-15.64%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Large Cap Value Fund Class A, B, C, and K shares are 1.36%, 2.11%, 2.09%, and 1.72%, respectively; for RS Small Cap Growth Fund Class A, C, K, and Y shares are 1.51%, 3.13%, 2.42%, and 1.18%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security. The values of mortgage-backed securities depend on the credit quality and adequacy of the underlying assets or collateral and may be highly volatile.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	9

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Smaller Company Growth Fund Class A	RSSGX	8/15/96
without sales charge			13.35%	-28.16%	-13.91%	-5.35%	1.35%	5.39%
with maximum sales charge			7.99%	-31.59%	-15.29%	-6.27%	0.86%	4.99%
Class C	RSGWX	1/2/08
without sales charge			12.44%	-29.87%	—	—	—	-30.53%
with maximum sales charge			11.44%	-30.56%	—	—	—	-30.53%
Class K	RSSKX	3/2/07
without sales charge			12.86%	-29.01%	—	—	—	-19.13%
Class Y	RSMYX	5/1/07
without sales charge			13.57%	-27.94%	—	—	—	-21.37%
RS Select Growth Fund Class A	RSDGX	8/1/96
without sales charge			17.37%	-28.43%	-7.60%	-4.42%	-0.21%	7.84%
with maximum sales charge			11.81%	-31.82%	-9.09%	-5.35%	-0.70%	7.43%
Class C	RSGFX	11/15/07
without sales charge			15.94%	-29.46%	—	—	—	-25.06%
with sales charge			14.94%	-30.17%	—	—	—	-25.06%
Class K	RSDKX	2/12/07
without sales charge			16.66%	-29.90%	—	—	—	-14.15%
Class Y†	RSSYX	5/1/09
without sales charge			—	—	—	—	—	0.29%

†	RS Select Growth Fund Class Y Shares (Inception date: 5/1/09) “since inception” return is not annualized and represents cumulative total return.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Smaller Company Growth Fund Class A, C, K, and Y shares are 1.57%, 3.86%, 2.73%, and 1.30%, respectively; for RS Select Growth Fund Class A, C, K , and Y shares are 1.72%, 2.38%, 3.72%, and 1.40%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

10	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Mid Cap Growth Fund Class A	RSMOX	7/12/95
without sales charge			9.91%	-38.45%	-13.81%	-4.64%	-0.84%	5.69%
with maximum sales charge			4.72%	-41.38%	-15.20%	-5.57%	-1.32%	5.32%
Class C	RMOCX	5/21/07
without sales charge			9.12%	-39.09%	—	—	—	-26.14%
with sales charge			8.12%	-39.67%	—	—	—	-26.14%
Class K	RSMKX	12/4/06
without sales charge			9.42%	-38.98%	—	—	—	-18.90%
Class Y	RMOYX	5/1/07
without sales charge			10.15%	-38.20%	—	—	—	-23.01%
RS Growth Fund Class A	RSGRX	5/12/92
without sales charge			7.04%	-29.63%	-9.18%	-2.01%	-2.28%	7.54%
with maximum sales charge			1.91%	-32.99%	-10.65%	-2.96%	-2.75%	7.24%
Class C	RGWCX	6/29/07
without sales charge			6.07%	-30.35%	—	—	—	-21.63%
with sales charge			5.07%	-31.03%	—	—	—	-21.63%
Class K	RSGKX	11/27/06
without sales charge			6.64%	-30.16%	—	—	—	-13.88%
Class Y	RGRYX	5/1/07
without sales charge			7.02%	-29.46%	—	—	—	-17.41%

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Mid Cap Growth Fund Class A, C, K, and Y shares are 1.36%, 2.35%, 2.16%, and 1.06%, respectively; for RS Growth Fund Class A, C, K, and Y shares are 1.34%, 2.70%, 2.09%, and 1.06%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	11

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Technology Fund Class A	RSIFX	11/15/95
without sales charge			39.41%	-17.82%	-1.78%	-0.93%	-1.04%	6.02%
with maximum sales charge			32.85%	-21.73%	-3.36%	-1.89%	-1.52%	5.64%
Class C	RINCX	5/2/07
without sales charge			38.23%	-18.85%	—	—	—	-11.52%
with sales charge			37.23%	-19.66%	—	—	—	-11.52%
Class K	RIFKX	1/19/07
without sales charge			39.09%	-18.49%	—	—	—	-6.89%
Class Y	RIFYX	5/1/07
without sales charge			39.77%	-17.47%	—	—	—	-9.90%
RS Small Cap Equity Fund Class A	GPSCX	5/1/97
without sales charge			9.78%	-20.22%	-6.64%	-0.93%	4.22%	5.37%
with maximum sales charge			4.61%	-24.01%	-8.14%	-1.88%	3.71%	4.95%
Class B	GUCBX	5/6/97
without sales charge			9.14%	-21.01%	-7.59%	-1.93%	3.43%	4.48%
with sales charge			6.14%	-23.35%	-8.02%	-2.02%	3.43%	4.48%
Class C	RSCCX	8/7/00
without sales charge			9.35%	-20.96%	-7.43%	-1.81%	—	-1.48%
with sales charge			8.35%	-21.74%	-7.43%	-1.81%	—	-1.48%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Technology Fund Class A, C, K, and Y shares are 1.69%, 2.89%, 2.67%, and 1.36%, respectively; for RS Small Cap Equity Fund Class A, B, C, K, and Y shares are 1.30%, 2.31%, 2.08%, 1.70%, and 1.03%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

12	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Growth Funds (continued)
RS Small Cap Equity Fund (continued)
Class K	RSCKX	5/15/01
without sales charge			9.67%	-20.53%	-6.98%	-1.26%	—	1.71%
Class Y	RSCYX	5/1/07
without sales charge			9.93%	-20.08%	—	—	—	-16.12%
International Funds
RS International Growth Fund Class A	GUBGX	2/16/93
without sales charge			9.84%	-32.59%	-7.16%	2.82%	-0.49%	4.74%
with maximum sales charge			4.60%	-35.78%	-8.64%	1.83%	-0.97%	4.43%
Class B	GBGBX	5/1/96
without sales charge			9.56%	-33.05%	-7.94%	1.80%	-1.37%	1.72%
with sales charge			6.56%	-35.05%	-8.54%	1.62%	-1.37%	1.72%
Class C	RIGCX	8/7/00
without sales charge			9.41%	-33.16%	-7.88%	1.93%	—	-3.00%
with sales charge			8.41%	-33.83%	-7.88%	1.93%	—	-3.00%
Class K	RIGKX	5/15/01
without sales charge			9.76%	-32.77%	-7.47%	2.53%	—	0.05%
Class Y†	RSIGX	3/10/09
without sales charge			—	—	—	—	—	40.98%
RS Emerging Markets Fund Class A	GBEMX	5/1/97
without sales charge			42.75%	-27.76%	3.75%	16.75%	12.65%	8.46%
with maximum sales charge			35.92%	-31.20%	2.09%	15.61%	12.11%	8.03%
Class B	REMBX	5/6/97
without sales charge			42.22%	-28.36%	2.91%	15.74%	11.52%	7.23%
with sales charge			39.22%	-30.49%	2.41%	15.62%	11.52%	7.23%

†	RS International Growth Fund Class Y Shares (inception date: 3/10/09) “since inception” return is not annualized and represents cumulative total return.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Small Cap Equity Fund Class A, B, C, K, and Y shares are 1.30%, 2.31%, 2.08%, 1.70%, and 1.03%, respectively; for RS International Growth Fund Class A, B, C, K, and Y shares are 1.50%, 2.35%, 2.23%, 1.86%, and 1.21%, respectively; for RS Emerging Markets Fund Class A, B, C, K, and Y shares are 1.58%, 2.31%, 2.31%, 1.94%, and 1.30%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 1% for Class C shares). There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and Internet-related sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political, regulatory, economic, and exchange-rate risks not present in domestic investments. The value of a debt security is affected by changes in interest rates and is subject to any credit risk of the issuer or guarantor of the security.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	13

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to- Date	1 Year	3 Years	5 Years	10 Years	Since Inception
International Funds (continued)
RS Emerging Markets Fund (continued)
Class C	REMGX	8/7/00
without sales charge			42.32%	-28.28%	3.00%	15.82%	—	10.12%
with sales charge			41.32%	-28.99%	3.00%	15.82%	—	10.12%
Class K	REMKX	5/15/01
without sales charge			42.53%	-27.93%	3.39%	16.35%	—	14.65%
Class Y†	RSENX	5/1/09
without sales charge			—	—	—	—	—	59.17%
Fixed Income Funds
RS Investment Quality Bond Fund Class A	GUIQX	2/16/93
without sales charge			4.23%	3.38%	4.89%	3.96%	5.20%	5.24%
with maximum sales charge			0.36%	-0.55%	3.55%	3.18%	4.80%	4.99%
Class B	RIQBX	8/7/00
without sales charge			3.84%	2.50%	4.07%	3.17%	—	4.55%
with sales charge			0.84%	-0.46%	3.46%	2.99%	—	4.55%
Class C	RIQCX	8/7/00
without sales charge			3.73%	2.50%	4.07%	3.16%	—	4.46%
with sales charge			2.73%	1.52%	4.07%	3.16%	—	4.46%
Class K	RIQKX	5/15/01
without sales charge			4.02%	2.97%	4.47%	3.55%	—	4.37%
Class Y†	RSQYX	5/12/09
without sales charge			—	—	—	—	—	1.13%

†

RS Emerging Markets Fund Class Y Shares (Inception date: 5/12/09) and RS Investment Quality Bond Fund Class Y Shares (Inception date: 5/12/09) “since inception” returns are not annualized and represent cumulative total returns.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The total gross annual operating expense ratio as of the most current prospectus for RS Emerging Markets Fund Class A, B, C, K, and Y shares are 1.58%, 2.31%, 2.31%, 1.94%, and 1.30%, respectively; for RS Investment Quality Bond Fund Class A, B, C, K, and Y shares are 1.01%, 1.82%, 1.80%, 1.39%, and 0.85%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75% for RS Emerging Markets Fund and 3.75% for RS Investment Quality Bond Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K and Class Y shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

Investing in small- and mid-size companies can involve risks such as having less publicly available information, higher volatility, and less liquidity than in the case of larger companies. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. Investments in high-technology and Internet-related sectors may be highly volatile. Companies in these sectors operate in markets that are characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, enhancements and changing customer demands.

International investing involves special risks, which include changes in currency rates, foreign taxation and differences in auditing standards and securities regulations, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

14	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Fixed Income Funds (continued)
RS Low Duration Bond Fund Class A	RLDAX	7/30/03
without sales charge			2.74%	4.37%	4.86%	3.60%	—	3.24%
with maximum sales charge			0.40%	1.99%	4.08%	3.13%	—	2.85%
Class B	RLDBX	7/30/03
without sales charge			2.36%	3.59%	4.08%	2.83%	—	2.47%
with sales charge			-0.64%	0.59%	3.46%	2.65%	—	2.32%
Class C	RLDCX	7/30/03
without sales charge			2.36%	3.59%	4.08%	2.83%	—	2.47%
with sales charge			1.36%	2.59%	4.08%	2.83%	—	2.47%
Class K	RLDKX	7/30/03
without sales charge			2.53%	3.95%	4.44%	3.19%	—	2.83%
Class Y†	RSDYX	5/12/09
without sales charge			—	—	—	—	—	0.73%
RS High Yield Bond Fund Class A	GUHYX	9/1/98
without sales charge			18.96%	-2.78%	1.19%	3.15%	3.24%	3.85%
with maximum sales charge			14.52%	-6.46%	-0.09%	2.38%	2.84%	3.48%
Class B	RHYBX	9/1/98
without sales charge			18.53%	-3.37%	0.43%	2.38%	2.58%	3.18%
with sales charge			15.53%	-6.04%	-0.11%	2.24%	2.58%	3.18%
Class C	RHYCX	8/7/00
without sales charge			18.53%	-3.36%	0.43%	2.39%	—	2.97%
with sales charge			17.53%	-4.25%	0.43%	2.39%	—	2.97%
Class K	RHYKX	5/15/01
without sales charge			18.73%	-3.17%	0.78%	2.72%	—	4.07%
Class Y†	RSYYX	5/12/09
without sales charge			—	—	—	—	—	3.44%
RS Tax-Exempt Fund Class A	GUTEX	2/16/93
without sales charge			5.09%	4.99%	3.77%	4.23%	5.01%	4.78%
with maximum sales charge			1.14%	1.01%	2.47%	3.44%	4.61%	4.54%
Class C	RETCX	8/7/00
without sales charge			4.81%	4.21%	3.00%	3.45%	—	4.28%
with sales charge			3.81%	3.21%	3.00%	3.45%	—	4.28%
Class Y†	RSTYX	5/12/09
without sales charge			—	—	—	—	—	-1.09%

†

RS Low Duration Fund Class Y Shares (Inception date: 5/12/09), RS High Yield Bond Fund Class Y Shares (Inception date: 5/12/09), and RS Tax-Exempt Fund Class Y Shares (Inception date: 5/12/09) “since inception” returns are not annualized and represent cumulative total returns.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The total gross annual operating expense ratio as of the most current prospectus for RS Low Duration Bond Fund Class A, B, C, K, and Y shares are 1.23%, 1.94%, 1.93%, 1.56%, and 0.81%, respectively; for RS High Yield Bond Fund Class A, B, C, K, and Y shares are 1.18%, 1.97%, 1.93%, 1.57%, and 1.01%, respectively; for RS Tax-Exempt Fund Class A, C, and Y shares are 0.96%, 1.73%, and 0.81%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 2.25% for RS Low Duration Bond Fund and 3.75% for RS High Yield Bond Fund and RS Tax-Exempt Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K shares. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

An investment in a bond fund exposes you to the general risk of investing in debt markets. These risks include interest rate risk, credit risk and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. High yield bond investing includes special risks. Investments in lower rated and unrated debt securities are subject to a greater loss of principal and interest than investments in higher rated securities.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

www.RSinvestments.com	15

Performance Update (continued)

Performance Update Average Annual Total Returns as of 6/30/09

		Ticker Symbol	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Fixed Income Funds (continued)
RS Money Market Fund Class A		GCMXX	9/13/82
without sales charge				0.03%	0.69%	2.84%	2.67%	2.60%	4.67%
Class B		RMBXX	5/1/96
without sales charge	7-Day Yield Class A Shares†			0.02%	0.34%	2.21%	2.08%	2.22%	2.92%
with sales charge	as of 6/30/09			-2.98%	-2.66%	1.57%	1.90%	2.22%	2.92%
Class C	with subsidy 0.05%	RMCXX	8/7/00
without sales charge	without subsidy -0.18%			0.02%	0.34%	2.22%	2.08%	—	1.74%
with sales charge				-0.98%	-0.66%	2.22%	2.08%	—	1.74%
Class K		RMKXX	5/15/01
without sales charge				0.02%	0.50%	2.51%	2.33%	—	1.69%
Other
RS S&P 500 Index Fund Class A		GUSPX	8/7/00
without sales charge				3.29%	-26.21%	-8.59%	-2.63%	—	-3.84%
with maximum sales charge				0.16%	-28.40%	-9.51%	-3.22%	—	-4.17%
Class B		RSPBX	8/7/00
without sales charge				2.56%	-26.98%	-9.33%	-3.43%	—	-4.51%
with sales charge				-0.44%	-29.17%	-9.93%	-3.61%	—	-4.51%
Class C		RSAPX	8/7/00
without sales charge				2.81%	-26.80%	-9.29%	-3.38%	—	-4.62%
with sales charge				1.81%	-27.51%	-9.29%	-3.38%	—	-4.62%
Class K		RSPIX	5/15/01
without sales charge				2.97%	-26.61%	-8.97%	-3.07%	—	-3.09%

†	The “7-Day Yield” quotations more closely reflects the current earnings of the RS Money Market Fund than the “Average Annual Total Returns” quotations.

Performance quoted represents past performance and does not guarantee future results. Performance shown for certain Funds includes performance of their predecessor funds for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The total gross annual operating expense ratio as of the most current prospectus for RS Money Market Fund Class A, B, C, and K shares are 0.85%, 1.84%, 1.68%, and 1.25%, respectively; for RS S&P 500 Index Fund Class A, B, C, and K shares are 0.74%, 1.61%, 1.56%, and 1.14%, respectively. For more recent information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 3.00% for RS S&P 500 Index Fund. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There are no sales charges for Class A shares of RS Money Market Fund and Class K shares of any Fund. Any sales charges are in addition to the Funds’ fees and expenses as detailed in the Funds’ most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures for certain Funds reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

An investment in a bond fund exposes you to the general risk of investing in debt markets. These risks include interest rate risk, credit risk and prepayment risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at relatively low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. High yield bond investing includes special risks. Investments in lower rated and unrated debt securities are subject to a greater loss of principal and interest than investments in higher rated securities.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other information—please read it carefully before investing or sending money. Except as noted, numbers are unaudited. To obtain a copy, please call 800-766-3863 or visit www.RSinvestments.com

Distributed by: Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, NY 10004. GIS is a member: FINRA, SIPC.

16	800-766-3863

This Page Intentionally Left Blank

www.RSinvestments.com	17

Investment Team Biographies

Our People – A Commitment to Quality

At RS Investments, we believe our people and their processes are what set us apart and differentiate our family of funds. By building on a foundation of quality individuals, with exceptional educational backgrounds, extensive investment experience, and a wide variety of professional experience and knowledge, we have established a most remarkable organization.

RS Investments (RS) is the investment adviser for the RS Funds. Guardian Baillie Gifford Limited (GBG) and Baillie Gifford Overseas Limited (BG) serve as the investment subadviser and the sub-subadviser, respectively, for RS International Growth Fund and RS Emerging Markets Fund.

Gerard Callahan

Gerard Callahan has been a member of the investment management team of RS International Growth Fund since 2007. Gerard became Head of the UK Investment Team in 2008 and is a partner of Baillie Gifford & Co., where he has worked since 1991. He received a B.A. in Politics, Philosophy and Economics from Oxford University.

Craig Collins

Craig Collins has been a member of the investment management team of RS International Growth Fund since March 2008. Craig joined Baillie Gifford & Co. in 2000 and is an investment manager in the Emerging Markets Department. Craig received a BSc in Chemical Physics from Glasgow University and a Ph.D. in Chemistry from Robinson College, Cambridge in 1996 and 1999, respectively.

Joseph M. Faraday

Joseph M. Faraday has been a member of the investment management team of RS International Growth Fund since 2005.* Joseph joined Baillie Gifford & Co.’s graduate program in 2002 and is an investment manager in the Developed Asia (including Japan) investment team. Joseph holds an MEng in Chemical Engineering from Cambridge University.

18	800-766-3863

Paul Faulkner

Paul Faulkner has been a member of the investment management team of RS International Growth Fund since June 2008. Paul joined Baillie Gifford & Co. in 2000 and since then has had experience with both the United Kingdom and European investment teams. Paul holds a BSc in Geology from University of Edinburgh, an MSc in Petroleum Geo-science from Imperial College, and a PhD in Geology/Geophysics from Cambridge University.

Edward H. Hocknell

Edward H. Hocknell has been a member of the investment management team of RS Emerging Markets Fund since its inception.* Edward is a director at BG Overseas and a partner at Baillie Gifford & Co., where he has worked since 1984. Edward holds a B.A. from Oxford University.

Richard E. Sneller

Richard E. Sneller has been a member of the investment management team of RS Emerging Markets Fund since its inception.* Richard joined Baillie Gifford & Co. in 1994 and is an investment manager in the Emerging Markets investment team. Richard is a partner of Baillie Gifford & Co. He holds a BSc (Econ) in Statistics from the London School of Economics and an MSc in investment analysis from Stirling University.

William Sutcliffe

William Sutcliffe has been a member of the investment management team of RS Emerging Markets Fund since 2001.* William joined Baillie Gifford & Co. in 1999 and is an investment manager in the Emerging Markets investment team. William holds an M.A. in History from Glasgow University.

*	Includes service as a portfolio manager at the Fund’s predecessor fund for periods prior to October 9, 2006, the commencement of operations of the Fund.

The Statement of Additional Information provides further information about the investment team, including information regarding their compensation, other accounts they manage, and their ownership interests in the Funds. For information on how to receive a copy of the Statement of Additional Information, please see the back cover of the Prospectus or visit our Web site at www.RSinvestments.com.

www.RSinvestments.com	19

RS International Growth Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

International Growth

Highlights

•

While economic concerns weighed on international equity performance in the early months of 2009, markets rallied in the second quarter as governments around the world continued to implement packages designed to jumpstart global economic activity.

•

RS International Growth Fund delivered positive absolute performance during the period while also outperforming the MSCI EAFE Index[2] and the MSCI EAFE Growth Index[3] . (Note: relative performance comments are based on attribution versus the MSCI EAFE Index)

•

From a geographic standpoint, stock selection in Developed Asia was the largest contributor to relative out-performance. Elsewhere relative returns were dampened by stock selection and an overweighting in the lagging French market.

Market Overview

While international stock markets started out the year on a weak note, most delivered very strong performance in the second quarter as global trade volumes and production levels picked up. Notably, there were signs of improving economic growth in China and a number of the emerging markets, as well as indications of economic stabilization in other parts of the world. Against this backdrop, some of the cash that had been building on the sidelines began to return to the equity markets, with the majority of this capital targeting the emerging markets and the developed markets of Asia. The performance of the Chinese market has been particularly strong, even though skeptics have pointed out that the recent uptick in domestic lending could account for much of the marginal increase in investment flows there. While we have been pleased to see evidence of some improving economic fundamentals, we caution that recent stock market advances, especially in the developed markets, may not be supported by significant improvements in underlying economic conditions, which in most cases remain fragile.

Performance

RS International Growth Fund (Class A Shares) returned 9.84% in the six-month period ended June 30, 2009, while the MSCI EAFE Index returned 8.42% and the MSCI EAFE Growth Index returned 6.73%.

Portfolio Review

As active investors, we target companies that we believe enjoy sustainable competitive advantages that may help them sustain above-average earnings growth, since it is our view that share prices follow earnings growth over the medium- to long-term. Our international portfolios are managed on a bottom-up basis, meaning that we select investments by analyzing underlying business fundamentals and then constructing concentrated portfolios of the most attractive stocks we identify in each region.

In the first half of 2009, the Fund’s outperformance relative to the benchmark was fueled in part by stock selection in the developed markets of Asia, notably in Japan and Hong Kong. Among individual holdings, top contributors included Bank of China (Hong Kong), and the stock and futures market exchange company Hong Kong Exchanges & Clearing. Financial stocks rallied in the second quarter as investors began to hope that coordinated U.S. and European policy measures might work to stimulate economic growth and stabilize the banking system. Nonetheless, the likelihood of increased financial regulation remained a concern for investors in this area.

Australian conglomerate Wesfarmers, which owns everything from supermarkets to coal mines, was another positive contributor for the six-month period. The company continues to shed underperforming businesses as it continues to restructure the Coles supermarket chain it acquired in 2007.

In other market sectors, the Fund’s energy stocks benefited from the resurgence in oil prices as well as from hopes for improved global demand. Oil services companies John Wood Group (U.K.) and Seadrill (Norway) were notable outperformers, as was Petrobras, which, despite deregulation, remains the monopoly supplier of oil and refined products in Brazil.

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Stock selection in the industrials sector also helped relative outperformance, due in part to our investments in two elevator and escalator manufacturers, Kone (Finland) and Schindler (Switzerland). Additionally, Atlas Copco, a Swedish manufacturer of industrial compressors, was another solid contributor. All of these companies have benefited from strength in their service and maintenance after-market businesses.

During the second quarter market rally, traditionally defensive stocks lagged the market, as did shares of telecommunications, health care, and consumer staples companies. Meanwhile, the Fund’s relative performance was hurt by an overweight investment in Groupe Bruxelles Lambert SA (GBL), a Belgium-based holding company that owns interests in a variety of European companies, from energy firm Total to consumer products company Pernod. The weaker consumer spending environment also overshadowed French cosmetics company L’Oreal, another detractor for the period.

Outlook

We remain quite optimistic on the near-term outlook for international equity markets, mainly because of our view that government stimulus policies will likely work and that any near-term weakness is already largely reflected in share prices. Because we believe that investor optimism may be more broadly reflected in the market now than it was at the beginning of the second quarter, we have focused on more secular growth stories, which we believe were left behind as early cyclical stocks led the recent market rally. Nonetheless, our primary criterion as we look for new investments is to find quality growth companies with strong balance sheets that are also positioned to take market share from weaker competitors.

Sincerely, Gerard Callahan Co-Portfolio Manager Joseph Faraday Co-Portfolio Manager	Craig Collins Co-Portfolio Manager Paul Faulkner Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our Web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. International investing involves special risks, which include changes in currency rates, foreign taxation and differences in auditing standards and securities regulations, political uncertainty, and greater volatility.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

www.RSinvestments.com	21

RS International Growth Fund (continued)

Total Net Assets: $44,581,765	Data as of June 30, 2009

Geographical Location[1]

Top Ten Holdings[1]

Company	Country	Percentage of Total Net Assets
Atlas Copco AB, Class B	Sweden	3.03%
Kone Oyj, Class B	Finland	2.41%
Groupe Bruxelles Lamberts S.A.	Belgium	2.28%
Essilor International S.A.	France	2.26%
Nestle S.A.	Switzerland	2.25%
L’Oreal S.A.	France	2.20%
Heineken Holding N.V.	Netherlands	2.10%
Total S.A.	France	1.90%
Vodafone Group PLC	United Kingdom	1.80%
Japan Tobacco, Inc.	Japan	1.79%
Total		22.02%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.

2	The Morgan Stanley Capital International (MSCI) Index for Europe, Australasia, and Far East (EAFE) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Unlike the Fund, the index does not incur fees or expenses.

3	The Morgan Stanley Capital International (MSCI) Growth Index for Europe, Australia, and Far East (EAFE) is generally considered to be representative of international stock market activity. Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the index does not incur fees or expenses.

22	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	2/16/93
without sales charge		9.84%	-32.59%	-7.16%	2.82%	-0.49%	4.74%
with maximum sales charge		4.60%	-35.78%	-8.64%	1.83%	-0.97%	4.43%
Class B Shares	5/1/96
without sales charge		9.56%	-33.05%	-7.94%	1.80%	-1.37%	1.72%
with sales charge		6.56%	-35.05%	-8.54%	1.62%	-1.37%	1.72%
Class C Shares	8/7/00
without sales charge		9.41%	-33.16%	-7.88%	1.93%	—	-3.00%
with sales charge		8.41%	-33.83%	-7.88%	1.93%	—	-3.00%
Class K Shares	5/15/01
without sales charge		9.76%	-32.77%	-7.47%	2.53%	—	0.05%
Class Y Shares**	3/10/09
without sales charge		—	—	—	—	—	40.98%
MSCI EAFE Index[2]		8.42%	-30.96%	-7.51%	2.79%	1.59%	5.87%	*
MSCI EAFE Growth Index[3]		6.73%	-33.36%	-7.03%	2.55%	-0.27%	3.83%	*

*	Since Class A shares inception. Since inception performance for the indices is measured from 1/31/93, the month end prior to the Fund’s commencement of operations.

**	RS International Growth Fund Class Y shares since inception return is not annualized and represents cumulative total return.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS International Growth Fund, in the MSCI EAFE Index, and in the MSCI EAFE Growth Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75%. Hypothetical $10,000 investments made 10 years ago in Class B shares and upon the commencement of offering Class C shares (8/7/00), and Class K shares (5/15/01) would have the following values as of June 30, 2009: $8,708 (Class B), $7,629 (Class C), and $10,041 (Class K). While Class B shares, Class C shares, and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (3/10/09) would have the following value as of June 30, 2009: $1,409,783. The MSCI EAFE Index was added on May 1, 2009 to RS International Growth Fund for a general comparison to an additional broad based International Index.

Performance quoted represents past performance and does not guarantee future results. The Fund is the successor to The Guardian International Growth Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.50%, Class B 2.35%, Class C 2.23% and Class K 1.86% and Class Y 1.21%. For more information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

www.RSinvestments.com	23

RS Emerging Markets Fund

For the latest in-depth investment team commentary, please visit www.RSinvestments.com.

Investment Style

Emerging Markets

Highlights

•

Emerging markets enjoyed excellent performance in the first six months of 2009 despite a challenging global economic backdrop in the first quarter. Most emerging market stock indices also outperformed their developed market peers over the period.

•	RS Emerging Markets Fund delivered very strong absolute performance over the six-month period, while also outperforming the benchmark MSCI Emerging Markets Free Index[2].

•

Fund performance relative to the index was supported in particular by stock selection in China, as well as in India, Taiwan, and Brazil. On a negative note, stock selection in South Korea weighed on relative returns.

Market Overview

Emerging markets enjoyed excellent performance in the first six months of 2009, with most of the gains coming in the second quarter. While all regions posted stellar returns, the outperformance of the BRIC countries (Brazil, Russia, India, and China) was notable. The Chinese market has been particularly strong, even though skeptics have pointed out that the recent uptick in domestic lending could account for much of the marginal increase in investment flows there. Meanwhile, Russia and Brazil also benefited from a resurgence in commodities prices later in the period. Indian shares also surged, fueled in part by a larger-than-expected general election victory for India’s incumbent party, which could set the stage for greater government stability and potential market-friendly reforms over the next few years. In other positive political developments, the cross-straits relationship between Taiwan and mainland China improved significantly, which could provide greater political stability as well as expanded business opportunities in both areas.

Meanwhile, coordinated actions by the G20 governments and the International Monetary Fund helped to avert fears of a full-blown global economic crisis. Outside of several peripheral cases, such as Latvia and Hungary, most emerging market economies, currencies, and financial systems held up relatively well through the period. Indeed, many emerging market governments have found themselves in the enviable position of being able to counteract weakening economic activity through significant fiscal and monetary stimuli.

Performance

RS Emerging Markets Fund (Class A Shares) returned 42.75% in the six-month period ending June 30, 2009, outperforming a 36.22% return by the MSCI Emerging Markets Free Index. The Fund’s relative performance benefited from stock selection in the energy and technology sectors, as well as from overweight exposure to the technology and consumer discretionary areas. A small residual cash position also dampened relative performance during the second quarter market rally.

Portfolio Review

As bottom-up investors, we continue to select investments for the Fund on a stock-by-stock basis. Consequently, the Fund’s relative regional and sector weightings are primarily the result of our stock selection process, rather than based on broad allocation decisions.

As previously mentioned, both the Chinese and the Indian markets delivered very strong performance over the period. Stock selection in China was a significant positive contributor to relative returns, due in part to overweight positions in oil company CNPC (Hong Kong) and Internet search-engine company Baidu. Both stocks performed well over the period.

While the Fund’s overall positioning did not change sig-nificantly in the first half of the year, we did move to an overweight position in India relative to the benchmark index. The Indian economy has shown itself to be admirably resilient in these difficult times. Moreover, a sell-off in the Indian stock market last year provided us with opportunities to invest in a number of Indian

24	800-766-3863

companies that we had long admired but which had traded at prohibitive valuations. As shares prices retreated, we were able to add exposure to companies such as low-cost steel producer Jindal Steel and Power, Indian financial services company Reliance Capital and motorbike manufacturer Hero Honda. All three of these holdings ranked among the Fund’s top twenty contributors in the first half of 2009.

Other positive contributors to relative performance included a number of the Fund’s lesser-known emerg-ing market holdings, including Chinese battery maker BYD and Dragon Oil, an oil and gas company with assets in the Caspian Sea.

On a negative note, the South Korean market was an obvious laggard over the quarter. Despite the Fund’s underweight exposure to that country, our overweight investments in semiconductor manufacturer Samsung Electronics and retailer Shinsegae detracted from rela-tive performance.

Additionally, two of our Mexican investments, Latin American mobile telecommunications operator America Movil and supermarket chain Wal-Mart de Mexico delivered lagging performance for the period, due in part to investor concerns over how the swine-flu outbreak might impact the broader Mexican economy.

Outlook

As we look ahead, one key consideration is whether the emerging markets now look as attractive following their recent gains. It is worth noting that despite the recent rally most stocks remain well below where they traded a year ago. Moreover, valuations in the emerging markets are still below their average levels of the past decade or more. It seems likely to us that near-term profits will suffer from cyclical weakness, and we anticipate some period of consolidation following recent market gains. Nonetheless, we believe the longer-term attractions of the emerging markets remain intact. Indeed, we believe there is growing evidence that the region as a whole is not only surviving the current downturn far better than it has in past cycles, but that many emerging market economies may rebound from this economic downturn sooner, and with lower price tags, than will their West-ern counterparts.

Sincerely, Edward H. Hocknell Co-Portfolio Manager William Sutcliffe Co-Portfolio Manager	Richard Sneller Co-Portfolio Manager

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. Please visit our Web site at www.RSinvestments.com or to obtain a printed copy, call 800-766-3863.

As with all mutual funds, the value of an investment in the Fund could decline, in which case you could lose money. International investing involves special risks, which include changes in currency rates, foreign taxation and differences in auditing standards and securities regulations, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.

Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. Fund holdings will vary.

Except as otherwise specifically stated, all information and investment team commentary, including portfolio security positions, is as of June 30, 2009.

www.RSinvestments.com	25

RS Emerging Markets Fund (continued)

Total Net Assets: $643,374,236	Data as of June 30, 2009

Geographical Location[1]

Top Ten Holdings[1]

Company	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	4.52%
Petroleo Brasileiro S.A., ADR	Brazil	3.73%
BYD Co. Ltd., H shares	People’s Republic of China	2.81%
Turkiye Garanti Bankasi A.S.	Turkey	2.75%
Dragon Oil PLC	Other Emerging Markets	2.72%
America Movil SAB de C.V., ADR, Series L	Mexico	2.30%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	2.24%
Hon Hai Precision Industry Co. Ltd.	Taiwan	2.22%
Reliance Capital Ltd.	India	2.16%
OGX Petroleo e Gas Participacoes S.A.	Brazil	2.15%
Total		27.60%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.

2	The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is generally considered to be representative of the stock market activity of emerging markets. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

26	800-766-3863

Performance Update Average Annual Total Returns as of 6/30/09

	Inception Date	Year-to-Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Class A Shares	5/1/97
without sales charge		42.75%	-27.76%	3.75%	16.75%	12.65%	8.46%
with maximum sales charge		35.92%	-31.20%	2.09%	15.61%	12.11%	8.03%
Class B Shares	5/6/97
without sales charge		42.22%	-28.36%	2.91%	15.74%	11.52%	7.23%
with sales charge		39.22%	-30.49%	2.41%	15.62%	11.52%	7.23%
Class C Shares	8/7/00
without sales charge		42.32%	-28.28%	3.00%	15.82%	—	10.12%
with sales charge		41.32%	-28.99%	3.00%	15.82%	—	10.12%
Class K Shares	5/15/01
without sales charge		42.53%	-27.93%	3.39%	16.35%	—	14.65%
Class Y Shares**
without sales charge	3/10/09	—	—	—	—	—	59.47%
MSCI EMF Index[2,3]		36.22%	-27.82%	3.27%	15.08%	9.02%	5.92%	*
*	Since Class A shares inception. Since inception performance for the index is measured from 4/30/97, the month end prior to the Fund’s commencement of operations.

**	RS Emerging Markets Fund Class Y shares since inception return is not annualized and represents cumulative total return.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Emerging Markets Fund and the MSCI EMF Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75%. Hypothetical $10,000 investments made 10 years ago in Class B shares and upon the commencement of offering Class C shares (8/7/00), and Class K shares (5/15/01) would have the following values as of June 30, 2009: $29,776 (Class B), $23,571 (Class C), and $30,365 (Class K). While Class B shares, Class C shares, and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. A hypothetical $1,000,000 investment made upon the commencement of offering Class Y shares (3/10/09) would have the following value as of June 30, 2009: $1,594,669.

Performance quoted represents past performance and does not guarantee future results. The Fund is the successor to The Guardian Emerging Markets Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s total gross annual operating expense ratio as of the most current prospectus is as follows: Class A 1.58%, Class B 2.31%, Class C 2.31% and Class K 1.94% and Class Y 1.30%. For more information on expense ratios see the Financial Highlights section. Class A shares performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read the prospectus carefully for more information on sales charges as they do not apply in all cases and if applied are reduced for larger purchases. Certain share classes are subject to lower maximum sales charges whether paid at the time of purchase or deferred. The Class B and Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge (up to 3% for Class B shares, up to 1% for Class C shares). There is no sales charge for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Fund’s most current prospectus. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect an expense limitation in effect during the periods shown; without such limitation, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800-766-3863 and is periodically updated on our Web site: www.RSinvestments.com.

www.RSinvestments.com	27

Understanding Your Fund’s Expenses (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including as applicable, sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated. The table below shows the Funds’ expenses in two ways:

Expenses based on actual return This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

			Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09	Expense Ratio During Period 1/1/09-6/30/09
Based on Actual Return
RS International Growth Fund	Class A		$1,000.00	$1,098.40	$9.00	1.73%
	Class B		$1,000.00	$1,095.60	$14.13	2.72%
	Class C		$1,000.00	$1,094.10	$13.11	2.52%
	Class K		$1,000.00	$1,097.60	$10.19	1.96%
	Class Y	(a)	$1,000.00	$1,409.80	$1.71	1.33%
RS Emerging Markets Fund	Class A		$1,000.00	$1,427.50	$10.13	1.69%
	Class B		$1,000.00	$1,422.20	$15.15	2.52%
	Class C		$1,000.00	$1,423.20	$14.41	2.40%
	Class K		$1,000.00	$1,425.30	$12.10	2.01%
	Class Y	(b)	$1,000.00	$1,594.70	$4.97	1.25%
Based on Hypothetical Return (5% Return Before Expenses)
RS International Growth Fund	Class A		$1,000.00	$1,016.22	$8.65	1.73%
	Class B		$1,000.00	$1,011.31	$13.56	2.72%
	Class C		$1,000.00	$1,012.28	$12.59	2.52%
	Class K		$1,000.00	$1,015.08	$9.79	1.96%
	Class Y	(a)	$1,000.00	$1,003.92	$1.42	1.33%
RS Emerging Markets Fund	Class A		$1,000.00	$1,016.45	$8.42	1.69%
	Class B		$1,000.00	$1,012.28	$12.59	2.52%
	Class C		$1,000.00	$1,012.90	$11.97	2.40%
	Class K		$1,000.00	$1,014.81	$10.06	2.01%
	Class Y	(b)	$1,000.00	$1,011.51	$3.86	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(a)

Commencement of operations was May 23, 2009. Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 39/365 (to reflect the period).

(b)

Commencement of operations was March 11, 2009. Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 112/365 (to reflect the period).

28	800-766-3863

Financial Information

Six-Month Period Ended June 30, 2009

Schedule of Investments – RS International Growth Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 95.4%
Australia – 6.5%
AMP Ltd.	29,000	$113,621
Aristocrat Leisure Ltd.	51,346	156,446
Australia & New Zealand Banking Group Ltd.	27,945	370,340
BHP Billiton Ltd.	24,350	667,089
Brambles Ltd.	63,264	302,887
Fosters Group Ltd.	63,800	264,349
Rio Tinto Ltd.	2,496	104,261
Wesfarmers Ltd.	21,787	396,687
Woodside Petroleum Ltd.	8,400	290,186
Woolworths Ltd.	11,806	250,475

		2,916,341
Belgium – 2.3%
Groupe Bruxelles Lambert S.A.	13,855	1,015,643

		1,015,643
Denmark – 4.5%
A.P. Moller-Maersk A/S, Class B	57	341,518
Carlsberg A/S, Class B	9,730	624,184
DSV A/S(1)	26,100	323,729
Jyske Bank A/S(1)	9,846	281,899
Novozymes A/S, Class B	5,642	458,998

		2,030,328
Finland – 3.4%
Kone Oyj, Class B	35,015	1,075,220
Sampo Oyj, A Shares	22,573	426,806

		1,502,026
France – 9.7%
Essilor International S.A.	21,084	1,008,251
L’Oreal S.A.	13,091	982,654
Legrand S.A.	19,125	418,505
Neopost S.A.	5,569	501,467
Sanofi-Aventis	9,301	549,591
Total S.A.	15,668	849,210

		4,309,678
Germany – 3.4%
Celesio AG	23,604	542,214
Deutsche Boerse AG	3,800	295,733
Deutsche Post AG	23,601	308,156
SAP AG	9,100	366,895

		1,512,998
Hong Kong – 4.9%
BOC Hong Kong Holdings Ltd.	329,500	573,300
Cheung Kong Holdings Ltd.	48,000	547,605
Esprit Holdings Ltd.	50,500	281,867
Hang Lung Properties Ltd.	65,000	210,292
Hong Kong Exchanges & Clearing Ltd.	22,500	348,059
Li & Fung Ltd.	30,400	80,583
Midland Holdings Ltd.	214,000	129,023

		2,170,729
Ireland – 0.3%
Allied Irish Banks PLC	60,617	145,665

		145,665
Italy – 1.6%
Intesa Sanpaolo(1)	80,100	258,843
UniCredito Italiano SpA(1)	180,420	456,333

		715,176

June 30, 2009 (unaudited)	Shares	Value

Japan – 20.4%
AEON Co. Ltd.	63,800	$629,512
Asahi Breweries Ltd.	25,700	368,274
Canon, Inc.	23,400	764,338
Chugai Pharmaceutical Co. Ltd.	9,300	176,968
Hirose Electric Co. Ltd.	2,000	213,374
Hitachi High-Technologies Corp.	16,400	278,643
INPEX Corp.	59	470,418
Japan Petroleum Exploration Co. Ltd.	3,100	171,584
Japan Tobacco, Inc.	256	800,213
Kao Corp.	7,000	152,323
Kyocera Corp.	6,600	495,489
Mitsubishi Electric Corp.	60,000	379,207
Mitsui & Co. Ltd.	37,000	438,438
Mitsui O.S.K. Lines Ltd.	31,000	200,333
Mitsui Sumitomo Insurance Group Holdings, Inc.	21,000	549,376
Olympus Corp.	18,000	423,888
Rakuten, Inc.	182	109,669
Rohm Co. Ltd.	4,400	320,927
SMC Corp.	3,500	375,810
Sumitomo Realty & Development Co. Ltd.	29,000	529,502
Tokio Marine Holdings, Inc.	27,200	746,819
Tokyo Electron Ltd.	2,800	135,128
Toyota Motor Corp.	5,800	219,341
Trend Micro, Inc.	4,000	127,726

		9,077,300
Netherlands – 2.9%
ASML Holding N.V.	15,900	344,631
Heineken Holding N.V.	29,290	935,842

		1,280,473
Norway – 0.8%
Seadrill Ltd.	26,106	375,968

		375,968
Russia – 0.8%
OAO Gazprom, ADR	11,500	233,522
Mobile TeleSystems, ADR	3,700	136,641

		370,163
Singapore – 1.1%
DBS Group Holdings Ltd.	35,000	283,750
Keppel Corp. Ltd.	48,000	227,526

		511,276
South Korea – 0.6%
Samsung Electronics Co. Ltd.	550	254,300

		254,300
Sweden – 5.5%
Atlas Copco AB, Class B	148,900	1,352,725
Investor AB, Class B	21,924	339,001
Svenska Handelsbanken AB, Class A	39,376	746,695

		2,438,421
Switzerland – 9.9%
Basilea Pharmaceutica(1)	2,880	246,979
Geberit AG	3,643	448,852
Nestle S.A.	26,543	1,002,222
Schindler Holding AG	11,680	726,592
Straumann Holding AG	1,613	294,333
Swisscom AG	1,477	454,504
Swiss Life Holding AG(1)	1,888	163,407

The accompanying notes are an integral part of these financial statements.

30	800-766-3863

June 30, 2009 (unaudited)	Shares	Value

Switzerland (continued)
Swiss Re (Reg S)	10,008	$332,540
UBS AG(1)	59,710	733,144

		4,402,573
Taiwan – 1.5%
Hon Hai Precision Industry Co. Ltd., GDR (Reg S)	53,561	325,203
Taiwan Semiconductor Mfg. Co. Ltd., ADR	35,032	329,651

		654,854
United Kingdom – 15.3%
Amec PLC	26,584	286,461
Autonomy Corp. PLC(1)	5,329	126,269
BG Group PLC	35,027	589,844
Cadbury PLC	19,000	162,406
Cairn Energy PLC(1)	9,231	356,922
Capita Group PLC	40,680	479,649
GlaxoSmithKline PLC	38,395	678,183
Hays PLC	132,500	187,328
Imperial Tobacco Group PLC	21,200	551,784
John Wood Group PLC	108,397	477,261
Johnson Matthey PLC	9,462	179,678
Lonmin PLC	8,565	166,012
Pearson PLC	11,100	111,780
Reed Elsevier PLC	49,440	369,350
Royal Dutch Shell PLC, Class A	12,100	303,520
SABMiller PLC	9,000	183,761
Smith & Nephew PLC	27,000	200,452
Standard Chartered PLC	20,957	394,055
The Weir Group PLC	27,600	210,679
Vodafone Group PLC	413,434	804,104

		6,819,498

Total Common Stocks (Cost $46,019,212)		42,503,410

	Shares	Value
Preferred Stocks – 1.3%
Brazil – 1.3%
Itau Unibanco Holding S.A., ADR	8,400	132,972
Petroleo Brasileiro S.A., ADR	13,800	460,368

		593,340

Total Preferred Stocks (Cost $399,000)		593,340

June 30, 2009 (unaudited)	Principal Amount	Value
Repurchase Agreements – 3.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $1,330,000, due 7/1/2009(2)	$1,330,000	$1,330,000

Total Repurchase Agreements (Cost $1,330,000)		1,330,000

Total Investments – 99.7% (Cost $47,748,212)		44,426,750

Other Assets, Net – 0.3%		155,015

Total Net Assets – 100.0%		$44,581,765

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Bill	0.00%	12/24/2009	1,357,688

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$466,292	$42,037,118	*	$—	$42,503,410
Preferred Stocks	593,340	—		—	593,340
Repurchase Agreements	—	1,330,000		—	1,330,000

Total	$1,059,632	$43,367,118		$—	$44,426,750

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	31

Schedule of Investments – RS Emerging Markets Fund

June 30, 2009 (unaudited)	Shares	Value

Common Stocks – 86.5%
Brazil – 6.1%
B2W Companhia Global do Varejo	210,600	$3,988,449
BM&F BOVESPA S.A.	642,500	3,862,541
Cia Brasileira de Meios de Pagamento(1)	364,600	3,135,244
Lojas Renner S.A.	502,400	5,543,194
OGX Petroleo e Gas Participacoes S.A.	27,100	13,818,718
Vale S.A., ADR	490,200	8,642,226

		38,990,372
Chile – 0.5%
Sociedad Quimica y Minera de Chile S.A., ADR	84,300	3,050,817

		3,050,817
Czech Republic – 0.4%
CEZ A.S.	63,218	2,847,653

		2,847,653
Egypt – 0.1%
Egyptian Financial Group-Hermes Holding	88,710	354,865

		354,865
India – 9.1%
ACC Ltd.	268,000	4,317,320
Bharat Heavy Electricals Ltd.	85,600	3,968,161
Hero Honda Motors Ltd.	288,600	8,399,741
Housing Development Finance Corp., Ltd.(1)	151,700	7,437,420
Jindal Steel & Power Ltd.	221,700	11,601,781
Mahindra & Mahindra Ltd.	89,404	1,290,192
Reliance Capital Ltd.	739,700	13,922,949
Reliance Industries Ltd.(1)	174,900	7,382,999

		58,320,563
Indonesia – 5.0%
PT Astra International Tbk	3,842,500	8,921,599
PT Bank Mandiri	28,535,000	8,837,180
PT Bank Rakyat Indonesia	12,763,500	7,825,531
PT Indosat Tbk(1)	563,500	273,658
PT Telekomunikasi Indonesia	8,734,000	6,465,765

		32,323,733
Mexico – 5.2%
America Movil SAB de C.V., ADR, Series L	382,100	14,794,912
Fomento Economico Mexicano S.A.B de C.V., ADR	168,800	5,442,112
Grupo Financiero Banorte S.A.B. de C.V.	2,442,046	5,915,840
Wal-Mart de Mexico S.A.B. de C.V.	2,426,322	7,195,176

		33,348,040
People’s Republic of China – 20.6%
Baidu, Inc., ADR(1)	33,200	9,996,188
Bank of China Ltd., H shares	23,479,000	11,118,313
BYD Co. Ltd., H shares(1)	4,542,000	18,107,073
China Construction Bank Corp., H shares	15,839,000	12,184,323
China Insurance International Holdings Co. Ltd.(1)	3,173,000	6,652,515
China Merchants Bank Co. Ltd., H shares	3,919,550	8,865,311

June 30, 2009 (unaudited)	Shares	Value

People’s Republic of China (continued)
China Mobile Ltd.	743,000	$7,439,211
China National Building Material Co. Ltd., H shares	2,044,000	3,929,901
China Resources Enterprise Ltd.	3,694,000	7,398,260
China Shenhua Energy Co. Ltd., H shares	3,032,000	10,999,445
China Unicom Ltd.	7,770,000	10,311,058
CNPC Hong Kong Ltd.	9,720,000	8,038,378
GOME Electrical Appliances Holdings Ltd.	37,330,000	9,132,945
Inspur International Ltd.	23,060,000	3,952,420
Parkson Retail Group Ltd.	3,030,000	4,346,919

		132,472,260
Poland – 0.1%
International Personal Finance	373,934	451,921

		451,921
Russia – 4.4%
Gazprom, ADR	610,850	12,404,075
Mobile TeleSystems, ADR	73,500	2,714,355
Rosneft Oil Co., GDR(1)	1,362,200	7,441,548
Vimpel-Communications, ADR(1)	241,100	2,837,747
X5 Retail Group N.V., GDR (Reg S)(1)	196,320	3,009,056

		28,406,781
South Africa – 3.4%
Lonmin PLC	186,918	3,622,964
Massmart Holdings Ltd.	526,201	5,460,653
Naspers Ltd., N shares	495,600	13,052,288

		22,135,905
South Korea – 10.1%
Cheil Industries, Inc.	165,000	5,922,388
Hyundai Development Co.	173,900	5,474,031
KB Financial Group, Inc.(1)	194,900	6,497,741
NHN Corp.(1)	42,400	5,844,574
Samsung Electronics Co. Ltd.	49,200	22,748,337
Samsung Fire & Marine Insurance Co. Ltd.	69,200	10,173,600
Shinsegae Co. Ltd.	22,000	8,693,847

		65,354,518
Taiwan – 12.1%
Advanced Semiconductor Engineering, Inc.	5,973,000	3,454,508
China Life Insurance Co. Ltd.(1)	13,846,860	6,501,353
Chinatrust Financial Holding Co. Ltd.	6,027,000	3,620,530
Evergreen Marine Corp.	10,110,000	5,022,303
Far Eastern Department Stores Ltd.	9,482,558	9,275,570
High Tech Computer Corp.	372,600	5,235,781
Hon Hai Precision Industry Co. Ltd.	4,652,605	14,268,265
MediaTek, Inc.	593,000	7,040,356
Polaris Securities Co. Ltd.	6,986,000	3,499,002
SinoPac Financial Holdings Co. Ltd.	9,101,000	3,171,279
Taiwan Cement Corp.	2,860,000	2,723,935
Taiwan Semiconductor Manufacturing Co. Ltd.	8,762,722	14,381,380

		78,194,262
Thailand – 1.5%
Bank of Ayudhya Public Co. Ltd.	22,690,700	9,599,459

		9,599,459

The accompanying notes are an integral part of these financial statements.

32	800-766-3863

June 30, 2009 (unaudited)	Shares	Value
Turkey – 4.6%
Turkiye Garanti Bankasi A.S.(1)	6,614,248	$17,680,797
Turkiye Is Bankasi	4,111,605	11,963,239

		29,644,036
Vietnam – 0.2%
Vietnam Resource Investments Holdings Ltd.(2)	232,000	1,276,000

		1,276,000
Other African Countries – 0.4%
Kenmare Resources PLC(1)	7,794,570	2,441,143

		2,441,143
Other Emerging Markets Countries – 2.7%
Dragon Oil PLC(1)	2,914,503	17,495,678

		17,495,678

Total Common Stocks (Cost $488,719,394)		556,708,006

	Shares	Value
Preferred Stocks – 11.3%
Brazil – 9.3%
All America Latina Logistica (Units)	699,200	4,306,887
Banco Bradesco S.A.	642,785	9,506,460
Bradespar S.A.	320,700	4,189,804
Comp. Lorenz S.A.(2)(3)	4,700,000	—
Companhia Energetica de Minas Gerais	280,575	3,772,978
Itausa-Investimentos Itau S.A.	2,453,927	10,920,257
Net Servicos de Comunicacao S.A.(1)	307,500	2,981,628
Petroleo Brasileiro S.A., ADR	585,600	23,997,888

		59,675,902
Colombia – 1.0%
BanColombia S.A., ADR (Reg S)	205,900	6,279,950

		6,279,950
South Korea – 1.0%
Samsung Electronics Co. Ltd.	20,853	6,358,344

		6,358,344

Total Preferred Stocks (Cost $65,257,790)		72,314,196

June 30, 2009 (unaudited)	Warrants	Value
Warrants – 0.0%
Vietnam – 0.0%
Vietnam Resource Investments Holdings Ltd.(1)(2)	23,200	$348

		348

Total Warrants (Cost $0)		348

	Principal Amount	Value
Repurchase Agreements – 1.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 6/30/2009, maturity value of $9,221,000, due 7/1/2009(4)	$9,221,000	9,221,000

Total Repurchase Agreements (Cost $9,221,000)		9,221,000

Total Investments – 99.2% (Cost $563,198,184)		638,243,550

Other Assets, Net – 0.8%		5,130,686

Total Net Assets – 100.0%		$643,374,236

(1)	Non-income producing security.
(2)	Fair valued security. See 1a in Notes to Financial Statements.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost ($)	Value ($)	Acquisition Date	% of Fund’s Net Assets
Comp. Lorenz S.A.	4,700,000	179,645	—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value ($)
U.S. Treasury Note	1.375%	2/15/2012	9,410,156

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$47,478,357	$509,229,649	*	$—	$556,708,006
Preferred Stocks	30,277,838	42,036,358	*	—	72,314,196
Warrants	—	348		—	348
Repurchase Agreements	—	9,221,000		—	9,221,000

Total	$77,756,195	$560,487,355		$—	$638,243,550

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities, common stocks with a value of $507,953,649 and preferred stock with a value of $42,036,358, were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	33

Financial Information

Statement of Assets and Liabilities As of June 30, 2009 (unaudited)

	RS International Growth	RS Emerging Markets
Assets
Investments, at value	$44,426,750	$638,243,550
Cash and cash equivalents	197	208
Foreign currency, at value	18,682	8,076,689
Dividends receivable	173,238	2,284,089
Receivable for investments sold	139,887	5,506,276
Receivable for fund shares subscribed	9,882	3,674,722
Total Assets	44,768,636	657,785,534
Liabilities
Payable for fund shares redeemed	87,602	757,089
Payable to adviser	29,548	516,104
Payable to distributor	16,783	171,389
Accrued trustees’ fees	1,504	11,739
Payable for investments purchased	—	10,073,825
Accrued foreign capital gains tax	—	2,355,618
Accrued expenses/other liabilities	51,434	525,534
Total Liabilities	186,871	14,411,298
Total Net Assets	$44,581,765	$643,374,236
Net Assets Consist of:
Paid-in capital	$67,690,232	$745,992,716
Accumulated net investment income	355,079	647,789
Accumulated net realized loss from investments and foreign currency transactions	(20,142,983)	(176,154,745)
Net unrealized appreciation/(depreciation) on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	(3,320,563)	72,888,476
Total Net Assets	$44,581,765	$643,374,236
Investments, at Cost	$47,748,212	$563,198,184
Foreign Currency, at Cost	$18,664	$7,819,535
Pricing of Shares
Net Assets:
Class A	$23,759,098	$550,363,841
Class B	2,428,662	6,847,264
Class C	6,461,021	45,632,362
Class K	11,870,361	35,808,287
Class Y	62,623	4,722,482
Shares of Beneficial Interest Outstanding with no Par Value:
Class A	1,865,821	31,751,385
Class B	214,039	468,262
Class C	567,009	3,098,819
Class K	950,800	2,145,774
Class Y	4,829	272,173
Net Asset Value Per Share:
Class A	$12.73	$17.33
Class B	11.35	14.62
Class C	11.39	14.73
Class K	12.48	16.69
Class Y	12.97	17.35
Sales Charge Class A (Load)	4.75%	4.75%
Maximum Offering Price Per Class A Share	$13.36	$18.19

The accompanying notes are an integral part of these financial statements.

34	800-766-3863

Statement of Operations For the Six-Month Period Ended June 30, 2009 (unaudited)

	RS International Growth	RS Emerging Markets
Investment Income
Dividends	$827,312	$5,577,245
Interest	41	2,459
Withholding taxes on foreign dividends	(82,260)	(567,447)
Total Investment Income	745,093	5,012,257
Expenses
Investment advisory fees	157,588	2,286,884
Distribution fees	98,815	762,771
Custodian fees	47,937	230,579
Transfer agent fees	40,090	461,944
Registration fees	25,674	55,421
Professional fees	17,824	50,554
Shareholder reports	11,000	126,570
Administrative service fees	4,644	45,778
Trustees’ fees and expenses	2,011	16,816
Other expenses	1,879	19,918
Total Expenses	407,462	4,057,235
Less: Fee waiver by distributor	(22,009)	(29,957)
Less: Custody credits	(18)	(253)
Total Expenses, Net	385,435	4,027,025
Net Investment Income	359,658	985,232
Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax
Net realized loss from investments	(4,278,689)	(71,383,395)
Net realized loss from foreign currency transactions	(9,288)	(67,497)
Net change in unrealized appreciation/depreciation on investments	7,706,031	241,845,116
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	4,774	294,714
Net change in accrued foreign capital gains tax	—	(2,351,832)
Net Gain on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	3,422,828	168,337,106
Net Increase in Net Assets Resulting from Operations	$3,782,486	$169,322,338

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	35

Financial Information (continued)

Statement of Changes in Net Assets Six-month-ended numbers are unaudited

	RS International Growth		RS Emerging Markets

	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08	For the Six Months Ended 6/30/09	For the Year Ended 12/31/08
Operations
Net investment income	$359,658	$765,269	$985,232	$1,457,951
Net realized gain/(loss) from investments and foreign currency transactions	(4,287,977)	2,414,743	(71,450,892)	(105,376,153)
Net change in unrealized appreciation/depreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	7,710,805	(37,625,881)	239,787,998	(316,502,318)
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,782,486	(34,445,869)	169,322,338	(420,420,520)
Distributions to Shareholders
Net investment income
Class A	—	(276,158)	—	—
Class B	—	(273)	—	—
Class C	—	(27,597)	—	—
Class K	—	(88,067)	—	—
Net realized gain on investments
Class A	—	—	—	(3,595,693)
Class B	—	—	—	(54,741)
Class C	—	—	—	(333,119)
Class K	—	—	—	(235,352)
Return of capital
Class A	—	(29,667)	—	—
Class B	—	(3,403)	—	—
Class C	—	(8,546)	—	—
Class K	—	(13,894)	—	—
Total Distributions	—	(447,605)	—	(4,218,905)
Capital Share Transactions
Proceeds from sales of shares	2,126,035	9,618,915	154,709,836	639,950,413
Reinvestment of distributions	—	439,363	—	3,841,977
Cost of shares redeemed	(4,112,974)	(14,295,303)	(100,328,260)	(279,008,728)
Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(1,986,939)	(4,237,025)	54,381,576	364,783,662
Net Increase/(Decrease) in Net Assets	1,795,547	(39,130,499)	223,703,914	(59,855,763)
Net Assets
Beginning of period	42,786,218	81,916,717	419,670,322	479,526,085
End of period	$44,581,765	$42,786,218	$643,374,236	$419,670,322
Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(4,579)	$—	$—
Accumulated Net Investment Income/(Loss) Included in Net Assets	$355,079	$—	$647,789	$(337,443)
Other Information:
Shares
Sold	191,326	577,417	10,776,587	32,457,751
Reinvested	—	39,837	—	324,952
Redeemed	(381,347)	(885,567)	(8,157,618)	(15,486,119)
Net Increase/(Decrease)	(190,021)	(268,313)	2,618,969	17,296,584

The accompanying notes are an integral part of these financial statements.

36	800-766-3863

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Financial Information (continued)

The financial highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods (or, if shorter, the period since each Fund’s share class inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Return of Capital	Total Distributions
RS International Growth Fund (Class A)
Six Months Ended 6/30/09[1]	$11.59	$0.16	$0.98	$1.14	$—	$—	$—	$—
Year Ended 12/31/08	20.70	0.27	(9.22)	(8.95)	(0.14)	—	(0.02)	(0.16)
Year Ended 12/31/07	18.59	0.18	2.44	2.62	(0.51)	—	—	(0.51)
Year Ended 12/31/06	15.28	0.06	3.35	3.41	(0.10)	—	—	(0.10)
Year Ended 12/31/05	13.26	0.07	2.00	2.07	(0.05)	—	—	(0.05)
Year Ended 12/31/04	11.43	0.03	1.83	1.86	(0.03)	—	—	(0.03)
RS International Growth Fund (Class B)
Six Months Ended 6/30/09[1]	$10.36	$(0.09)	$1.08	$0.99	$—	$—	$—	$—
Year Ended 12/31/08	18.45	(0.71)	(7.36)	(8.07)	—	—	(0.02)	(0.02)
Year Ended 12/31/07	16.61	(0.32)	2.52	2.20	(0.36)	—	—	(0.36)
Year Ended 12/31/06	13.74	(0.50)	3.37	2.87	—	—	—	—
Year Ended 12/31/05	12.02	(0.46)	2.18	1.72	—	—	—	—
Year Ended 12/31/04	10.45	(0.29)	1.86	1.57	—	—	—	—
RS International Growth Fund (Class C)
Six Months Ended 6/30/09[1]	$10.41	$0.06	$0.92	$0.98	$—	$—	$—	$—
Year Ended 12/31/08	18.60	0.12	(8.25)	(8.13)	(0.04)	—	(0.02)	(0.06)
Year Ended 12/31/07	16.76	—	2.23	2.23	(0.39)	—	—	(0.39)
Year Ended 12/31/06	13.82	(0.09)	3.03	2.94	—	—	—	—
Year Ended 12/31/05	12.06	(0.06)	1.82	1.76	—	—	—	—
Year Ended 12/31/04	10.47	(0.08)	1.67	1.59	—	—	—	—
RS International Growth Fund (Class K)
Six Months Ended 6/30/09[1]	$11.37	$0.10	$1.01	$1.11	$—	$—	$—	$—
Year Ended 12/31/08	20.31	0.21	(9.04)	(8.83)	(0.09)	—	(0.02)	(0.11)
Year Ended 12/31/07	18.25	0.05	2.44	2.49	(0.43)	—	—	(0.43)
Year Ended 12/31/06	15.03	0.02	3.29	3.31	(0.09)	—	—	(0.09)
Year Ended 12/31/05	13.06	0.03	1.98	2.01	(0.04)	—	—	(0.04)
Year Ended 12/31/04	11.24	0.00 [5]	1.82	1.82	—	—	—	—
RS International Growth Fund (Class Y)
Period From 3/11/09[7] to 6/30/09[1]	$9.20	$0.01	$3.76	$3.77	$—	$—	$—	$—

See notes to Financial Highlights on page 41.

The accompanying notes are an integral part of these financial statements.

38	800-766-3863

Redemption Fees		Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—		$12.73	9.84%	$23,759	1.73%	1.85%	2.05%	1.93%	10%
—		11.59	(43.23)%	23,622	1.50%	1.50%	1.42%	1.42%	35%
—		20.70	14.17%	48,629	1.52%[4]	1.52%	0.65%	0.65%	25%
0.00	[5]	18.59	22.44%	48,304	1.73%	1.73%	0.37%	0.37%	25%
0.00	[5]	15.28	15.63%	39,786	1.86%	1.86%	0.48%	0.48%	28%
0.00	[5]	13.26	16.34%	35,106	1.94%	1.94%	0.13%	0.13%	24%

$—		$11.35	9.56%	$2,429	2.72%	2.72%	1.07%	1.07%	10%
—		10.36	(43.76)%	2,322	2.35%	2.35%	0.59%	0.59%	35%
—		18.45	13.35%	5,338	2.30%	2.30%	(0.13)%	(0.13)%	25%
0.00	[5]	16.61	20.89%	5,478	2.97%	2.97%	(0.86)%	(0.86)%	25%
0.00	[5]	13.74	14.31%	5,518	3.05%	3.05%	(0.64)%	(0.64)%	28%
0.00	[5]	12.02	15.02%	6,307	3.08%	3.08%	(0.98)%	(0.98)%	24%

$—		$11.39	9.41%	$6,461	2.52%	2.52%	1.27%	1.27%	10%
—		10.41	(43.68)%	5,946	2.23%	2.23%	0.66%	0.66%	35%
—		18.60	13.37%	10,317	2.24%	2.24%	(0.10)%	(0.10)%	25%
0.00	[5]	16.76	21.27%	9,189	2.65%	2.65%	(0.56)%	(0.56)%	25%
0.00	[5]	13.82	14.59%	7,660	2.81%	2.81%	(0.48)%	(0.48)%	28%
0.00	[5]	12.06	15.19%	6,687	2.95%	2.95%	(0.89)%	(0.89)%	24%

$—		$12.48	9.76%	$11,870	1.96%	2.15%	1.83%	1.65%	10%
—		11.37	(43.45)%	10,896	1.85%	1.86%	1.04%	1.03%	35%
—		20.31	13.71%	17,633	1.96%	1.96%	0.17%	0.17%	25%
0.00	[5]	18.25	22.13%	14,560	1.96%	1.97%	0.09%	0.08%	25%
0.00	[5]	15.03	15.42%	10,804	2.06%	2.06%	0.25%	0.25%	28%
0.00	[5]	13.06	16.19%	8,792	2.04%	2.04%	0.00%[6]	0.00%[6]	24%

$—		$12.97	40.98%	$63	1.33%[8]	1.33%[8]	0.72%[8]	0.72%[8]	10%
See notes to Financial Highlights on page 41.

The accompanying notes are an integral part of these financial statements.

www.RSinvestments.com	39

Financial Information (continued)

Financial Highlights (continued) Six-month-ended numbers are unaudited

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Emerging Markets Fund (Class A)
Six Months Ended 6/30/09[1]	$12.14	$0.03	$5.16	$5.19	$—	$—	$—
Year Ended 12/31/08	27.68	0.07	(15.49)	(15.42)	—	(0.12)	(0.12)
Year Ended 12/31/07	22.01	0.15	9.31	9.46	(0.35)	(3.44)	(3.79)
Year Ended 12/31/06	19.28	0.04	6.59	6.63	(0.03)	(3.87)	(3.90)
Year Ended 12/31/05	14.67	0.10	5.61	5.71	(0.05)	(1.05)	(1.10)
Year Ended 12/31/04	12.39	0.05	2.85	2.90	(0.03)	(0.59)	(0.62)
RS Emerging Markets Fund (Class B)
Six Months Ended 6/30/09[1]	$10.28	$0.01	$4.33	$4.34	$—	$—	$—
Year Ended 12/31/08	23.69	(0.52)	(12.77)	(13.29)	—	(0.12)	(0.12)
Year Ended 12/31/07	19.24	0.09	7.97	8.06	(0.17)	(3.44)	(3.61)
Year Ended 12/31/06	17.37	(0.06)	5.80	5.74	—	(3.87)	(3.87)
Year Ended 12/31/05	13.39	(0.04)	5.07	5.03	—	(1.05)	(1.05)
Year Ended 12/31/04	11.44	(0.05)	2.59	2.54	—	(0.59)	(0.59)
RS Emerging Markets Fund (Class C)
Six Months Ended 6/30/09[1]	$10.35	$0.01	$4.37	$4.38	$—	$—	$—
Year Ended 12/31/08	23.82	(0.01)	(13.34)	(13.35)	—	(0.12)	(0.12)
Year Ended 12/31/07	19.36	0.10	7.99	8.09	(0.19)	(3.44)	(3.63)
Year Ended 12/31/06	17.44	(0.05)	5.84	5.79	—	(3.87)	(3.87)
Year Ended 12/31/05	13.43	0.00 [5]	5.06	5.06	—	(1.05)	(1.05)
Year Ended 12/31/04	11.47	(0.06)	2.61	2.55	—	(0.59)	(0.59)
RS Emerging Markets Fund (Class K)
Six Months Ended 6/30/09[1]	$11.71	$0.01	$4.97	$4.98	$—	$—	$—
Year Ended 12/31/08	26.79	—	(14.96)	(14.96)	—	(0.12)	(0.12)
Year Ended 12/31/07	21.40	0.12	8.93	9.05	(0.22)	(3.44)	(3.66)
Year Ended 12/31/06	18.88	(0.02)	6.43	6.41	(0.02)	(3.87)	(3.89)
Year Ended 12/31/05	14.39	0.07	5.47	5.54	—	(1.05)	(1.05)
Year Ended 12/31/04	12.19	0.01	2.79	2.80	(0.01)	(0.59)	(0.60)
RS Emerging Markets Fund (Class Y)
Period From 3/11/09[7] to 6/30/09[1]	$10.88	$0.04	$6.43	$6.47	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

40	800-766-3863

Redemption Fees		Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—		$17.33	42.75%	$550,364	1.69%	1.70%	0.50%	0.49%	30%
—		12.14	(55.70)%	362,998	1.58%	1.58%	0.41%	0.41%	82%
—		27.68	43.72%	356,732	1.59%	1.59%	0.72%	0.72%	49%
0.00	[5]	22.01	35.79%	174,478	1.75%	1.78%	0.26%	0.23%	56%
0.00	[5]	19.28	39.83%	121,194	1.78%	1.78%	0.78%	0.78%	38%
0.00	[5]	14.67	23.53%	61,975	1.88%	1.88%	0.42%	0.42%	71%

$—		$14.62	42.22%	$6,847	2.52%	2.55%	(0.33)%	(0.36)%	30%
—		10.28	(56.09)%	4,688	2.31%	2.31%	(0.39)%	(0.39)%	82%
—		23.69	42.70%	24,095	2.33%	2.33%	0.12%	0.12%	49%
0.00	[5]	19.24	34.52%	17,290	2.62%	2.63%	(0.61)%	(0.62)%	56%
0.00	[5]	17.37	38.56%	13,495	2.74%	2.74%	(0.05)%	(0.05)%	38%
0.00	[5]	13.39	22.28%	12,138	2.90%	2.90%	(0.58)%	(0.58)%	71%

$—		$14.73	42.32%	$45,632	2.40%	2.40%	(0.20)%	(0.20)%	30%
—		10.35	(56.04)%	28,897	2.31%	2.31%	(0.33)%	(0.33)%	82%
—		23.82	42.64%	50,031	2.33%	2.33%	0.08%	0.08%	49%
0.00	[5]	19.36	34.68%	27,960	2.55%	2.57%	(0.56)%	(0.58)%	56%
0.00	[5]	17.44	38.68%	17,895	2.68%	2.68%	(0.06)%	(0.06)%	38%
0.00	[5]	13.43	22.30%	12,291	2.85%	2.85%	(0.55)%	(0.55)%	71%

$—		$16.69	42.53%	$35,808	2.01%	2.01%	0.20%	0.20%	30%
—		11.71	(55.83)%	23,087	1.94%	1.94%	0.01%	0.01%	82%
—		26.79	43.06%	48,668	2.02%	2.02%	0.43%	0.43%	49%
0.00	[5]	21.40	35.39%	32,354	2.06%	2.08%	(0.06)%	(0.08)%	56%
0.00	[5]	18.88	39.44%	22,522	2.12%	2.12%	0.49%	0.49%	38%
0.00	[5]	14.39	23.16%	15,202	2.19%	2.19%	0.12%	0.12%	71%

$—		$17.35	59.47%	$4,723	1.25%	1.25%	1.70%	1.70%	30%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Initial sales changes or contingent deferred sales charges are not reflected in the calculation of total return.

[3]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations and custody credits, if applicable.

[4]	Includes effect of overdraft expenses. In absence of this expense, Net Ratio of Expenses to Average Net Assets would be 1.51%.

[5]	Rounds to $0.00 per share.

[6]	Rounds to 0.00%.

[7]	Commencement of operations.

[8]	Ratios have been annualized using the period from May 23, 2009 through June 30, 2009, to reflect the initial date when significant capital shares were sold.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements (unaudited)

June 30, 2009 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series offered by the Trust: RS International Growth Fund and RS Emerging Markets Fund (each a “Fund,” collectively the “Funds”). Both of the Funds are diversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Funds offer Class A, B, C and K shares. Effective March 9, 2009, the Funds began offering Class Y shares. The classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, and differ only as to class-specific expenses and voting rights with respect to matters affecting fewer than all classes.

Note 1 Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (See Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts are valued at the current cost of covering or offsetting such contracts. Investments in open-end management investment companies that are registered under the 1940 Act are valued based upon the net asset values determined by such investment companies.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued using methods approved by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

42	800-766-3863

circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in, to or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

www.RSinvestments.com	43

Notes to Financial Statements (unaudited) (continued)

b. Federal Income Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies, and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2009, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2009, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state authorities for tax years before 2004.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Forward Foreign Currency Contracts The Funds may enter into forward foreign currency contracts. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a Fund’s counterparty to meet the terms of a contract and from unanticipated movements in the value of a currency relative to another currency. Fluctuations in the values of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Funds. When a forward contract is closed, a Fund will record a realized gain or loss equal to the increase or decrease in the value of such forward contract between the time it was opened and the time it was closed. Such amounts are recorded as net realized gains or losses on foreign currency related transactions.

f. Foreign Capital Gains Tax Gains realized by the Funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for non-U.S. taxes likely to be payable upon the sale of such securities.

g. Investment Income Dividend income is generally recorded on the ex-dividend date, except certain cash dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of the day.

h. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

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i. Custody Credits The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce the Funds’ custodian expenses. The Funds could have employed the uninvested assets to produce income in the Funds if the Funds had not entered into such an arrangement. Each Fund’s custody credits, if any, are shown in the accompanying Statement of Operations.

j. Distributions to Shareholders Distributions of net realized capital gains, if any, are declared and paid at least annually. Each Fund intends to distribute substantially all net investment income, if any, at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

k. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

l. Temporary Borrowings The Funds, with other funds managed by the same adviser, share in a $75 million committed revolving credit/overdraft protection facility from State Street Bank and Trust Company for temporary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing; all the funds that are parties to the facility share in a commitment fee that is allocated among the funds on the basis of their respective net assets. Each Fund may borrow up to the lesser of one-third of its total assets (including amounts borrowed) or any lower limit specified in the Fund’s Statement of Additional Information or Prospectus.

Fund	Amount Outstanding at 6/30/09	Average Borrowing*	Average Interest Rate*
RS International Growth Fund	$—	$43,265	0.76%
RS Emerging Markets Fund	—	1,094,886	0.76%
*	For the six months ended June 30, 2009.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”), holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS International Growth Fund	0.80%
RS Emerging Markets Fund	1.00%

RS Investments has entered into a Sub-Advisory Services Agreement with Guardian Baillie Gifford Limited (“GBG”), a Scottish company owned jointly by The Guardian Insurance & Annuity Company, Inc. (“GIAC”), a wholly owned subsidiary of Guardian Life and an affiliate of GIS, and Baillie Gifford Overseas Limited (“BG Overseas”). As compensation for GBG’s services, RS Investments pays fees to GBG at annual rates of 0.76% and 0.95% of the average daily net assets of RS International Growth Fund and RS Emerging Markets Fund, respectively. Payment of the sub-advisory fees does not represent a separate or additional expense to the Funds. GBG has entered into a Sub-Sub-Investment Advisory Agreement with BG Overseas pursuant to which BG Overseas is responsible for providing day-to-day investment advisory services to the Funds subject to the supervision and direction of the Board of Trustees of the Trust and review by RS Investments. A sub-sub-investment advisory fee payable at the rate of 0.40% of RS International Growth Fund’s average daily net assets and 0.50% of RS Emerging Markets Fund’s average daily net assets is payable by GBG to BG Overseas for its services. Payment of the sub-sub-investment advisory fees does not represent a separate or additional expense to the Funds.

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Notes to Financial Statements (unaudited) (continued)

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2010, to limit the Funds’ total annual fund operating expenses to the following rates:

	Expense Limitation
Fund	Class A	Class B	Class C	Class K	Class Y
RS International Growth Fund	1.73%	2.97%	2.65%	1.96%	—
RS Emerging Markets Fund*	1.65%	2.52%	2.45%	1.96%	—
*	Effective May 1, 2009, the expense limitation with respect to the Fund’s total annual fund operating expenses was lowered pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2010. The expense limitation in effect from January 1, 2009 through April 30, 2009 was 1.75% for Class A, 2.62% for Class B, 2.55% for Class C, and 2.06% for Class K.

RS Investments and GIS do not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons of RS Investments, as defined in the 1940 Act, receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses.

c. Distribution Fees GIS serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with GIS for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, GIS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2009, GIS received distribution fees as follows:

Fund	Annual Rate	Distribution Fees
RS International Growth Fund
Class A	0.25%	$26,731
Class B	1.00%	10,758
Class C	1.00%	28,066
Class K	0.65%	33,260
Class Y	0.00%	—
RS Emerging Markets Fund
Class A	0.25%	490,226
Class B	1.00%	25,800
Class C	1.00%	160,164
Class K	0.65%	86,581
Class Y	0.00%	—

RS Investments may perform certain services and incur certain expenses in respect of the promotion of the Funds’ shares and the servicing of shareholder accounts. GIS makes payments from the amounts it receives from the Funds pursuant to the distribution plan to RS Investments, GIS, or third parties, with respect to the marketing, distribution, or promotion of the Funds or the servicing of shareholder accounts. In addition to payments under the distribution plan, the Funds reimburse GIS for payments GIS makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Board of Trustees and is reviewed by the Board of Trustees periodically.

Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of GIAC and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2009, PAS received $1,044,107 directly or indirectly from GIS as continuing compensation for its services on behalf of all series in the Trust.

For the six months ended June 30, 2009, aggregate front-end sales charges for the sale of Class A shares paid to GIS were as follows:

Fund	Sales Charges
RS International Growth Fund	$1,216
RS Emerging Markets Fund	19,638

GIS is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2009, GIS received CDSL charges as follows:

Fund	CDSL
RS International Growth Fund	$679
RS Emerging Markets Fund	8,358

Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid during the year ended December 31, 2008, which is the most recently completed tax year, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
RS International Growth Fund	$392,095	$—	$55,510
RS Emerging Markets Fund	—	4,218,905	—

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Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2008, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS International Growth Fund	$1,896,076
RS Emerging Markets Fund	—

See the chart for capital loss carryovers available to the Funds at December 31, 2008.

	Expiring
Fund	2010	2011	2016	Total
RS International Growth Fund	$6,389,486	$8,510,520	$—	$14,900,006
RS Emerging Markets Fund	—	—	36,796,747	36,796,747

In determining its taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2008, the Funds elected to defer net capital and currency losses as follows:

Fund	Amount
RS International Growth Fund	$915,141
RS Emerging Markets Fund	46,116,612

b. Tax Basis of Investments The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at June 30, 2009, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Fund	Cost of Investments	Net Unrealized Appreciation/(Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS International Growth Fund	$47,770,032	$(3,343,282)	$6,783,872	$(10,127,154)
RS Emerging Markets Fund	589,530,240	48,713,310	80,609,859	(31,896,549)

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Notes to Financial Statements (unaudited) (continued)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the Funds were as follows:

Transactions in Capital Shares

			RS International Growth Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	105,080	$1,178,879		391,496	$6,510,752
Shares reinvested	—	—		26,635	297,933
Shares redeemed	(278,192)	(3,033,966)		(728,000)	(11,877,244)

Net decrease	(173,112)	$(1,855,087)		(309,869)	$(5,068,559)
Class B
Shares sold	2,817	$31,734		6,716	$134,767
Shares reinvested	—	—		361	3,612
Shares redeemed	(12,841)	(127,820)		(72,383)	(1,112,685)

Net decrease	(10,024)	$(96,086)		(65,306)	$(974,306)
Class C
Shares sold	3,389	$37,478		18,304	$319,482
Shares reinvested	—	—		3,564	35,857
Shares redeemed	(7,694)	(70,585)		(5,180)	(70,278)

Net increase/(decrease)	(4,305)	$(33,107)		16,688	$285,061
Class K
Shares sold	75,211	$816,132		160,901	$2,653,914
Shares reinvested	—	—		9,277	101,961
Shares redeemed	(82,620)	(880,603)		(80,004)	(1,235,096)

Net increase/(decrease)	(7,409)	$(64,471)		90,174	$1,520,779
Class Y*
Shares sold	4,829	$61,812		N/A	N/A

Net increase	4,829	$61,812		N/A	N/A

*	Inception date was March 10, 2009.

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			RS Emerging Markets Fund
	For the Six Months Ended 6/30/09			For the Year Ended 12/31/08
Class A	Shares	Amount		Shares	Amount
Shares sold	9,616,365	$138,922,428		30,797,411	$606,824,331
Shares reinvested	—	—		268,939	3,235,293
Shares redeemed	(7,762,880)	(95,696,830)		(14,055,407)	(254,648,815)

Net increase	1,853,485	$43,225,598		17,010,943	$355,410,809
Class B
Shares sold	40,056	$480,618		131,613	$2,639,870
Shares reinvested	—	—		5,064	51,605
Shares redeemed	(27,656)	(294,011)		(698,047)	(12,162,141)

Net increase/(decrease)	12,400	$186,607		(561,370)	$(9,470,666)
Class C
Shares sold	550,599	$7,323,100		1,234,048	$24,576,887
Shares reinvested	—	—		30,693	320,515
Shares redeemed	(243,585)	(2,598,054)		(573,144)	(9,196,707)

Net increase	307,014	$4,725,046		691,597	$15,700,695
Class K
Shares sold	271,275	$3,656,006		294,679	$5,909,325
Shares reinvested	—	—		20,256	234,564
Shares redeemed	(97,378)	(1,324,672)		(159,521)	(3,001,065)

Net increase	173,897	$2,331,334		155,414	$3,142,824
Class Y*
Shares sold	298,292	$4,327,684		N/A	N/A
Shares redeemed	(26,119)	(414,693)		N/A	N/A

Net increase	272,173	$3,912,991		N/A	N/A

*	Inception date was March 10, 2009.

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2009, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
RS International Growth Fund	$3,962,607	$5,182,549
RS Emerging Markets Fund	206,390,149	134,471,788

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, currency risk; adverse political, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In their normal course of business, the Funds may invest a significant portion of their assets in companies concentrated within a number of industries or sectors. As a result, the Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked-to-market daily while the

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Notes to Financial Statements (unaudited) (continued)

agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note 6 Review for Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Funds as of June 30, 2009, the Trust has evaluated the possibility of subsequent events existing in the Funds’ financial statements through August 21, 2009, the date the financial statements were issued. The Trust has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

Note 7 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are entitled to be indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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Supplemental Information (unaudited)

Approval of Investment Advisory Agreements for RS Investment Trust

The Board of Trustees of RS Investment Trust (the “Trust”), including all of the Trustees who are not interested persons of the Trust or of RS Investment Management Co. LLC (the “disinterested Trustees”), met in person on August 12-13, 2008, to consider the continuation of the investment advisory and sub-advisory agreements (collectively, the “Advisory Agreements”) for the one-year period commencing August 31, 2008, for all 22 series of RS Investment Trust: RS Small Cap Growth Fund, RS Smaller Company Growth Fund, RS Select Growth Fund, RS MidCap Growth Fund, RS Growth Fund, RS Technology Fund, RS Partners Fund, RS Value Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Large Cap Alpha Fund, RS Small Core Equity Fund, and RS Equity Dividend Fund (the “RS-Managed Funds”); RS Large Cap Value Fund, RS S&P 500 Index Fund, RS International Growth Fund, RS Emerging Markets Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund, and RS Money Market Fund (the “Sub-Advised Funds”, and together with the RS-Managed Funds, the “Funds”).

RS Investment Management Co. LLC (“RS Investments”) is responsible for the day-to-day investment management of the RS-Managed Funds; various Sub-Advisers (the “Sub-Advisers”) overseen by RS Investments are responsible for the day-to-day investment management of the Sub-Advised Funds. UBS Global Asset Management (Americas) Inc. serves as Sub-Adviser to RS Large Cap Value Fund; Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, serves as Sub-Adviser to RS S&P 500 Index Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund, and RS Money Market Fund; Guardian Baillie Gifford Limited serves as Sub-Adviser, and Baillie Gifford Overseas Limited serves as Sub-Sub-Adviser to RS International Growth Fund and RS Emerging Markets Fund (the sub-sub-advisory agreements relating to these Funds are also considered “Sub-Advisory Agreements” and “Advisory Agreements” for purposes of this discussion, and the sub-sub-adviser is also considered a Sub-Adviser for purposes of this discussion).

At their meeting, the Trustees considered a number of factors in determining to approve the continuation of the Advisory Agreements. In all of their deliberations regarding the Advisory Agreements, the disinterested Trustees were advised by their independent counsel, with whom they had separate meetings and discussions on a number of occasions during and preceding the dates of the official Board meeting. In addition, the Trustees were assisted in their review by the Chief Compliance Officer of the Trust, who reviewed all of the information presented to the Trustees and, with the assistance of independent counsel to the disinterested Trustees, prepared a written report on the key factors for the Trustees. That written report discussed a number of the factors described below and concluded that the information that RS Investments had provided to the Trustees provided a reasonable basis for the Trustees to conclude that the advisory fees proposed in connection with the continuation of the Advisory Agreements were reasonable with respect to each Fund.

The Trustees were also assisted in their review by two independent consultants retained by the Trustees. The consultants provided assistance in a variety of aspects of the Trustees’ review, including, among other things, the development of appropriate expense and performance peer groups for the Funds, review of expense and performance data received by the Trustees, consideration of economies of scale, analysis of profitability data from RS Investments and the Sub-Advisers, and evaluation of industry trends. The consultants met with the Trustees on a number of occasions, both by telephone and at the August 2008 in-person meeting.

In their consideration of the Advisory Agreements, the Trustees considered generally the continuing, favorable interaction of the legacy investment teams at RS Investments and GIS. They also considered improvements in service over the course of the year through realignments of various administrative, accounting, and control functions between the two firms, and were generally satisfied with those services currently being provided by the two firms.

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Supplemental Information (unaudited) (continued)

The Trustees considered the fees charged by RS Investments to the Funds under the Investment Advisory Agreements and the fees paid to the various Sub-Advisers under the Sub-Advisory Agreements. In this connection, representatives of RS Investments noted to the Trustees that the fees charged by RS Investments to the Funds reflect a number of factors. They noted, for example, the generally high quality of the investment management teams at RS Investments, the high levels of compensation that are required to retain the firm’s investment professionals, and the alternative employment opportunities available to many of those professionals. They also noted that, as to the Sub-Advised Funds, RS Investments pays a large part, in most cases the large majority, of the fees it receives to the Sub-Advisers.

The Trustees considered information provided by RS Investments as to the fees charged by RS Investments to clients other than the Funds, including institutional separate accounts and mutual funds for which RS Investments serves as sub-adviser. RS Investments generally charges lower fees to those accounts. In a number of cases, such an account pays fees at the same rate as the comparable Fund on assets up to a specified level, and then at lower rates on additional assets. In some cases, an account’s fee rate will be lower at all levels than that of the comparable Fund. Representatives of RS Investments explained that administrative, compliance, reporting, and other legal burdens of providing investment advice to mutual funds exceed those required to provide advisory services to non-mutual fund clients such as institutional accounts for retirement or pension plans. In addition, they pointed out that there is substantially greater legal and other risk to RS Investments in managing public mutual investment products than in managing private accounts or in sub-advising mutual funds sponsored by others. They also explained that the services and resources required of RS Investments where it sub-advises mutual funds sponsored by others are substantially less than in the case of the Funds, since many of the administrative and compliance responsibilities related to the management function are retained by the primary adviser.

RS Investments furnished information to the Trustees compiled by the independent Lipper organization showing a comparison of RS Investments’ fee rate for each Fund compared to peer mutual funds having similar objectives, strategies, and within the same broad range of asset sizes. RS Investments also worked with an independent consultant to the disinterested Trustees in identifying peer groups of mutual funds with respect to each Fund. One of the independent consultants prepared an analysis of comparative management fees and expenses, and discussed his conclusions with the disinterested Trustees. In his report, the Chief Compliance Officer stated that the data showed RS Investments’ fees to be within the range of comparable mutual funds, even though the fees with respect to some of the Funds tended to be at the higher end of the range.

The Chief Compliance Officer noted that the advisory fee for RS Smaller Company Growth Fund appeared to be higher in relation to its peer funds than the other Funds; in the course of their discussions with the Trustees, representatives of RS Investments noted that, in light of those expenses and other factors, RS Investments would likely consider strategic alternatives for that Fund in the coming year.

The Trustees also reviewed information from that compilation showing total expenses for the Funds in comparison to peer funds. The Trustees considered the total expense ratios of the Funds and noted that a number of them were higher than the median of their peer funds. They noted that in some cases that appeared to be due to the level of the Funds’ advisory fees and, in many cases, due to the fact that the Funds’ custodial fees were relatively high. In the course of their discussions with the Trustees, representatives of RS Investments informed the Trustees that RS Investments would lower the expense limitation with respect to both the RS S&P 500 Index Fund and the RS Money Market Fund, thereby improving those Funds’ comparative advisory fee and total operating expense levels in comparison with their peers. They also noted in this regard that the Funds’ recently renegotiated custodial arrangements were likely to result in savings to the Funds in the coming year. The Trustees noted in the course of the discussion that, in a number of cases, especially in respect

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of variable Funds, the number of peer funds was quite limited, potentially limiting the utility of the data provided.

RS Investments furnished detailed financial information, in the form of a consolidated profit and loss statement, showing the revenues and expenses related to the management of the RS Funds as a whole and each of RS Investments’ other categories of advisory clients, respectively. That information showed the substantial costs of providing services to the Funds. The Chief Compliance Officer also noted in his report that he had discussed with RS Investments the basis for the allocation of RS Investments’ general or common expenses to the cost analysis for the Funds and that he believed the allocation methodology and resulting allocations were reasonable.

RS Investments also furnished a detailed profitability analysis with respect to each Fund for the year ended December 31, 2007, and for the five months ended May 31, 2008. In his report, the Chief Compliance Officer noted that the Value Funds had generally been more profitable over the periods covered than Funds in other investment disciplines, and that the variable versions of the Funds had been less profitable generally than the Funds. The Trustees noted that the range of profitability for the Core Funds, the Growth Funds, and the Value Funds was wide, but that RS Investments’ profitability on its mutual fund business as a whole was higher than the profitability of the separate account advisory business. The Trustees also noted that RS Investments’ subadvisory business had a lower profit margin due to the reduced fees it receives in respect of that business. The Chief Compliance Officer noted in his report that a comparable or higher profit margin relating to RS Investments’ services to the Funds appeared justifiable by the higher risk and responsibilities associated with the mutual fund business.

The Chief Compliance Officer also noted in his report that the profitability of the Funds to GIS, an affiliate of RS Investments, is within the range of profitability for RS Investments, and generally lower.

The Trustees considered whether economies of scale would likely be realized as the Funds grow and whether a reduction in the advisory fees paid by the Funds by means of breakpoints would be appropriate. The Trustees also considered a report provided to them by their independent consultants as to economies of scale, both generally and as to the Funds specifically, and the consultants’ recommendations that the Trustees give careful consideration to the manner in which shareholders might realize some of the benefit of such economies over time, as the Funds grow in size. In his report, the Chief Compliance Officer noted that the profits from the Funds enable RS Investments to devote greater resources to the management of the Funds, including organizational enhancements and financial incentives for the portfolio managers, analysts, and other personnel who in many cases have lucrative alternative employment and business opportunities available to them. He also noted RS Investments’ commitment to achieving consistently superior investment performance as shown by RS Investments’ reinvestment of its resources in an effort to improve its investment processes and in an effort to recruit and retain the best professionals available to it. The Chief Compliance Officer also noted that RS Investments maintains that one of its strengths is the tenure of its investment management teams. He noted, as well, that certain investment styles, such as small-cap and some mid-cap strategies, do not as readily benefit from economies of scale because of the limited ability to increase the size of a Fund’s investment in certain portfolio holdings. The Trustees discussed specifically with RS Investments and among themselves the advisability of implementing advisory fee breakpoints for three of the largest Funds and, after discussions with management, determined that, although it may be appropriate to implement breakpoints in the future for those Funds, such a step did not appear warranted at the time, in light of, among other things, the performance of the Funds, current and anticipated market conditions, and other factors.

The Trustees considered the nature, extent, and quality of the services provided by RS Investments. In this regard, the Trustees took into account the experience and skills of the Funds’ portfolio management teams and of RS Investments’ senior management, and the time and attention devoted by each to the Funds. The Trustees considered the performance of each Fund while also considering its applicable investment

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Supplemental Information (unaudited) (continued)

objective and strategy and its overall expense ratio. The Trustees also received information throughout the year regarding the capabilities of RS Investments in securities trading, and changes in personnel in RS Investments’ trading staff. The Trustees also considered RS Investments’ significant responsibilities in monitoring the services provided by the Sub-Advisers.

The Trustees reviewed performance information for each Fund for various periods. That review included an examination of comparisons of the performance of the Funds to relevant securities indexes and various peer groups of mutual funds prepared by the independent Lipper and Morningstar organizations with respect to various periods, and relative rankings of the Funds compared to peer funds during various periods. The Trustees noted that, in his report, the Chief Compliance Officer had found that, except as noted below, no Fund appeared to have substantially lagged all peer mutual funds and indexes for all relevant periods. The Chief Compliance Officer noted specifically that each of RS Smaller Company Growth Fund, and RS High Yield Bond Fund had underperformed its peers’ averages for various periods. The Chief Compliance Officer noted that RS High Yield Bond Fund had experienced a significant portfolio manager change, and that RS Investments was engaging in internal discussions about plans to address the performance concerns of RS Smaller Company Growth Fund.

The Trustees considered the research and other similar services RS Investments receives from many of the broker-dealers with which it places the Funds’ (as well as other RS Investments clients’) portfolio transactions and from third parties with which these broker-dealers have arrangements. The Trustees receive information on those arrangements quarterly throughout the year and have the opportunity to discuss that information with representatives of RS Investments at the meetings. The Trustees considered the benefit to RS Investments and its affiliates from such services including that (1) the services are of value to RS Investments and its affiliates in advising RS Investments’ clients (including the Funds) and (2) RS Investments might otherwise be required to purchase some of these services for cash. The Trustees considered information provided to them quarterly dur-

ing the year regarding the benefits to RS Investments of research and brokerage services provided in connection with so-called “bundled brokerage” arrangements. The Trustees concluded that these “soft dollar” relationships’ benefit to RS Investments was reasonable and that the Funds also benefited from them.

The Trustees reviewed detailed information regarding the various Sub-Advisers to the Funds, including information as to compliance with federal securities laws, capabilities and experience of portfolio management personnel and any changes in such personnel in the past year, financial information as to the Sub-Advisers, information as to their trading practices, and general information as to the pricing of the Sub-Advisers’ services.

The Trustees considered generally the nature and quality of the administrative services provided to the Funds by RS Investments and by GIS, including, among other things, changes in and enhancements to the firms’ personnel and capabilities, their performance during the course of the preceding year, and the responsiveness of senior management to the Trustees’ requests.

The Trustees noted a number of specific recent enhancements to the services provided by RS Investments, including, among others, the following factors cited by the Chief Compliance Officer:

•

RS Investments continues to integrate the respective RS and GIS organizations. Most of the changes have strengthened the organization and its ability to devote greater resources to the services provided to the Funds. Integration work continues, particularly with respect to the management of the New York office’s activities by personnel in San Francisco.

•

RS Investments has been responsive to concerns raised by the Trustees with respect to the performance of various Funds and the interaction of members across portfolio management teams in order to reduce the compartmentalization of RS Investments.

•	RS Investments has invested in the firm by working to improve its portfolio management and client service activities, as well as by consulting outside experts about how best to improve the firm.

54	800-766-3863

•	RS Investments has provided necessary staffing, training, and other compliance resources necessary for the Chief Compliance Officer to perform his responsibilities as the Chief Compliance Officer.

The Trustees also considered the Chief Compliance Officer’s conclusion that RS Investments provides high quality advisory and related services to the Funds.

After considering all of the information described above, including the Chief Compliance Officer’s written report, the Trustees unanimously voted to approve the continuation of the Advisory Agreements, including the advisory fees proposed in connection with that continuation, for the one-year period commencing August 31, 2008.

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the

Securities and Exchange Commission’s Web site at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ Web site at http://www.RSinvestments.com; and (iii) on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

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56	www.RSinvestments.com

388 Market Street  San Francisco  CA  94111

www.RSinvestments.com	800-766-3863

EB 015099 (06/09)    SR931_I

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RS Investment Trust

By (Signature and Title)*	/s/ Terry R. Otton
Terry R. Otton, President (Principal Executive Officer)

Date: September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Terry R. Otton
Terry R. Otton, President (Principal Executive Officer)

Date: September 1, 2009

By (Signature and Title)*	/s/ James E. Klescewski
James E. Klescewski, Treasurer (Principal Financial Officer)

Date: September 1, 2009